              As filed with the Securities and Exchange Commission.

                                                      '33 Act File No. 333-52579
================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                       POST-EFFECTIVE AMENDMENT NO. 10                  [X]


                                       and

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940                   [ ]

                          NATIONWIDE VARIABLE ACCOUNT-9
                           (Exact Name of Registrant)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

    PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)

This Post-Effective Amendment amends the Registration Statement with respect to the Prospectus, Statement of Additional Information, the Financial Statements and Part C.

[ ] immediately upon filing to paragraph (b) of Rule 485


[X] on May 1, 2002 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a) of Rule 485

[ ] on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-9
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4


N-4 ITEM                                                                                                                   CAPTION

PART A     INFORMATION REQUIRED IN A PROSPECTUS
Item 1.    Cover Page...................................................................................................Cover Page
Item 2.    Definitions...................................................................................Glossary of Special Terms
Item 3.    Synopsis or Highlights........................................................................Synopsis of the Contracts
Item 4.    Condensed Financial Information.........................................................Condensed Financial Information
Item 5.    General Description of Registrant, Depositor, and Portfolio
                Companies ............................................Nationwide Life Insurance Company; Investing in the Contract
Item 6.    Deductions and Expenses.................................................................Standard Charges and Deductions
Item 7.    General Description of Variable
           Annuity Contracts.........................................................Contract Ownership; Operation of the Contract
Item 8.    Annuity Period.................................................................................Annuitizing the Contract
Item 9.    Death Benefit and Distributions..........................................................................Death Benefits
Item 10.   Purchases and Contract Value..................................................................Operation of the Contract
Item 11.   Redemptions......................................................................................Surrender (Redemption)
Item 12.   Taxes  ......................................................................................Federal Tax Considerations
Item 13.   Legal Proceedings.....................................................................................Legal Proceedings
Item 14.   Table of Contents of the Statement of Additional
                Information...........................................Table of Contents of the Statement of Additional Information

PART B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 15.   Cover Page...................................................................................................Cover Page
Item 16.   Table of Contents.....................................................................................Table of Contents
Item 17.   General Information and History.........................................................General Information and History
Item 18.   Services.......................................................................................................Services
Item 19.   Purchase of Securities Being Offered...............................................Purchase of Securities Being Offered
Item 20.   Underwriters...............................................................................................Underwriters
Item 21.   Calculation of Performance Information......................................................Calculations of Performance
Item 22.   Annuity Payments.......................................................................................Annuity Payments
Item 23.   Financial Statements...............................................................................Financial Statements

PART C     OTHER INFORMATION
Item 24.   Financial Statements and Exhibits...............................................................................Item 24
Item 25.   Directors and Officers of the Depositor.........................................................................Item 25
Item 26.   Persons Controlled by or Under Common Control with
                the Depositor or Registrant................................................................................Item 26
Item 27.   Number of Contract Owners.......................................................................................Item 27
Item 28.   Indemnification.................................................................................................Item 28
Item 29.   Principal Underwriter...........................................................................................Item 29
Item 30.   Location of Accounts and Records................................................................................Item 30
Item 31.   Management Services.............................................................................................Item 31
Item 32.   Undertakings....................................................................................................Item 32

                        NATIONWIDE LIFE INSURANCE COMPANY

           Modified Single Premium Deferred Variable Annuity Contracts

                   Issued by Nationwide Life Insurance Company
                    through its Nationwide Variable Account-9


                   The date of this prospectus is May 1, 2002.




--------------------------------------------------------------------------------
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD UNDERSTAND ABOUT THE CONTRACTS BEFORE INVESTING - THE ANNUITY CONTRACT IS THE LEGALLY BINDING INSTRUMENT GOVERNING THE RELATIONSHIP BETWEEN YOU AND NATIONWIDE SHOULD YOU CHOOSE TO INVEST. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

--------------------------------------------------------------------------------




The following is a list of the underlying mutual funds available under the contract. The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds listed below are available in every state.


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS

  - American Century VP Income & Growth Fund: Class I
  - American Century VP International Fund: Class III+
  - American Century VP Ultra Fund: Class I
  - American Century VP Value Fund: Class I


DREYFUS

  - Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares

  - The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
  - Dreyfus Stock Index Fund, Inc.: Initial Shares
  - Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares (formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio)

FEDERATED INSURANCE SERIES

  - Federated Quality Bond Fund II: Primary Shares


FIDELITY VARIABLE INSURANCE PRODUCTS FUND
  - VIP Equity-Income Portfolio: Service Class
  - VIP Growth Portfolio: Service Class
  - VIP High Income Portfolio: Service Class*

  - VIP Overseas Portfolio: Service Class R+


FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
  - VIP II Contrafund(R) Portfolio: Service Class


FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
  - VIP III Value Strategies Portfolio: Service Class



GARTMORE VARIABLE INSURANCE TRUST ("GVIT") (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)
  - Comstock GVIT Value Fund: Class I (formerly, Federated GVIT Equity Income
    Fund) (subadviser: Van Kampen Asset Management Inc.)
  - Dreyfus GVIT Mid Cap Index Fund: Class I (formerly, Dreyfus NSAT Mid Cap Index Fund)
  - Federated GVIT High Income Bond Fund: Class I* (formerly, Federated NSAT High Income Bond Fund)
  - Gartmore GVIT Emerging Markets Fund: Class III+
  - Gartmore GVIT Global Financial Services Fund: Class III+

  - Gartmore GVIT Global Health Sciences Fund: Class III+
  - Gartmore GVIT Global Technology and Communications Fund: Class III+
  - Gartmore GVIT Global Utilities Fund: Class III+
  - Gartmore GVIT Government Bond Fund: Class I (formerly, Government Bond Fund)
  - Gartmore GVIT Growth Fund: Class I (formerly, Capital Appreciation Fund)
  - Gartmore GVIT International Growth Fund: Class III+
  - Gartmore GVIT Investor Destinations Funds
      - Gartmore GVIT Investor Destinations Conservative Fund
      - Gartmore GVIT Investor Destinations Moderately Conservative Fund
      - Gartmore GVIT Investor Destinations Moderate Fund
      - Gartmore GVIT Investor Destinations Moderately Aggressive Fund
      - Gartmore GVIT Investor Destinations Aggressive Fund
  - Gartmore GVIT Money Market Fund: Class I (formerly, Money Market Fund)
  - Gartmore GVIT Nationwide Leaders Fund: Class III+ (formerly, Gartmore GVIT U.S. Leaders Fund)
  - Gartmore GVIT Total Return Fund: Class I (formerly, Total Return Fund)
  - Gartmore GVIT U.S. Growth Leaders Fund: Class III+
  - Gartmore GVIT Worldwide Leaders Fund: Class I (formerly, Nationwide(R) Global 50 Fund) (subadviser: J.P. Morgan Investment Management Inc.)
  - GVIT Small Cap Growth Fund: Class I (formerly, Nationwide(R) Small Cap Growth Fund) (subadvisers: Neuberger Berman LLC and Waddell & Reed Investment Management Company)
  - GVIT Small Cap Value Fund: Class I (formerly, Nationwide(R) Small Cap Value
    Fund) (subadviser: The Dreyfus Corporation)
  - GVIT Small Company Fund: Class I (formerly, Nationwide(R) Small Company
    Fund) (subadvisers: The Dreyfus Corporation, Neuberger Berman LLC, Strong Capital Management, Inc., Waddell & Reed Investment Management Company and Gartmore Global Partners)
  - J.P. Morgan GVIT Balanced Fund: Class I (formerly, J.P. Morgan NSAT Balanced
    Fund)
  - MAS GVIT Multi Sector Bond Fund: Class I* (formerly, MAS NSAT Multi Sector Bond Fund)
  - Strong GVIT Mid Cap Growth Fund: Class I (formerly, Strong NSAT Mid Cap Growth Fund)

JANUS ASPEN SERIES
  - Capital Appreciation Portfolio: Service Shares
  - Global Technology Portfolio: Service II Shares+
  - International Growth Portfolio: Service II Shares+


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  - AMT Guardian Portfolio
  - AMT Mid-Cap Growth Portfolio
  - AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS

  - Oppenheimer Aggressive Growth Fund/VA: Initial Class (formerly, Oppenheimer Capital Appreciation Fund)
  - Oppenheimer Capital Appreciation Fund/VA: Initial Class (formerly, Oppenheimer Growth Fund)
  - Oppenheimer Global Securities Fund/VA: Initial Class
  - Oppenheimer Main Street Growth & Income Fund/VA: Initial Class (formerly, Oppenheimer Growth & Income Fund)


STRONG OPPORTUNITY FUND II, INC.


VAN KAMPEN

  THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
  - Emerging Markets Debt Portfolio
  - U.S. Real Estate Portfolio

W&R TARGET FUNDS, INC.
  - Asset Strategy Portfolio
  - Balanced Portfolio
  - Bond Portfolio
  - Core Equity Portfolio
  - Growth Portfolio
  - High Income Portfolio
  - International Portfolio
  - Limited-Term Bond Portfolio
  - Money Market Portfolio
  - Science and Technology Portfolio
  - Small Cap Portfolio
  - Value Portfolio

THE FOLLOWING UNDERLYING MUTUAL FUND IS AVAILABLE ONLY TO CONTRACTS ISSUED PRIOR TO JANUARY 25, 2002:

GARTMORE VARIABLE INSURANCE TRUST

  - Turner GVIT Growth Focus Fund: Class III+


THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2000:


CREDIT SUISSE TRUST (FORMERLY, CREDIT SUISSE WARBURG PINCUS TRUST)
  - Large Cap Value Portfolio (formerly, Value Portfolio)

GARTMORE VARIABLE INSURANCE TRUST (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)
  - Nationwide(R) GVIT Strategic Value Fund: Class I (formerly,
    Nationwide(R) Strategic Value Fund) (subadviser: Strong Capital Management, Inc.)

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2002:


FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
  - VIP III Growth Opportunities Portfolio: Service Class

VAN ECK WORLDWIDE INSURANCE TRUST
  - Worldwide Emerging Markets Fund
  - Worldwide Hard Assets Fund


VAN KAMPEN

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
  - Mid Cap Growth Portfolio


EFFECTIVE MAY 1, 2002, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS

  - American Century VP International Fund: Class I

CREDIT SUISSE TRUST (FORMERLY, CREDIT SUISSE WARBURG PINCUS TRUST)

  - Global Post-Venture Capital Portfolio (formerly, Post-Venture Capital Portfolio)

  - International Focus Portfolio (formerly, International Equity Portfolio)

DREYFUS
  - Dreyfus Investment Portfolios - European Equity Portfolio: Initial Shares


FIDELITY VARIABLE INSURANCE PRODUCTS FUND
  - VIP Overseas Portfolio: Service Class


GARTMORE VARIABLE INSURANCE TRUST (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)
  - Gartmore GVIT Emerging Markets Fund: Class I (formerly, Gartmore NSAT Emerging Markets Fund)
  - Gartmore GVIT Global Technology and Communications Fund: Class I (formerly, Gartmore NSAT Global Technology and Communications Fund)
  - Gartmore GVIT International Growth Fund: Class I (formerly, Gartmore NSAT International Growth Fund)
  - Turner GVIT Growth Focus Fund: Class I (formerly, Turner NSAT Growth Focus
    Fund)


JANUS ASPEN SERIES
  - Global Technology Portfolio: Service Shares
  - International Growth Portfolio: Service Shares

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.


+These underlying mutual funds assess a short-term trading fee (see "Underlying
 Mutual Fund Short-Term Trading Fees" and "Short-Term Trading Fees").


Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-9 ("variable account") may be allocated to the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific benefit information).


--------------------------------------------------------------------------------
The Statement of Additional Information (dated May 1, 2002) which contains additional information about the contracts and the variable account, including the Condensed Financial Information for the various variable account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. (The Condensed Financial Information for the minimum and maximum variable account charges is available in Appendix B of this prospectus.) The table of contents for the Statement of Additional Information is on page 51.
--------------------------------------------------------------------------------


For general information or to obtain FREE copies of the:
  - Statement of Additional Information;
  - prospectus, annual report or semi-annual report for any underlying mutual fund;
  - prospectus for the Guaranteed Term Options;

  - required Nationwide forms; or
  - Nationwide's privacy statement,
call:     1-800-848-6331
      TDD 1-800-238-3035

or write:


       NATIONWIDE LIFE INSURANCE COMPANY
       ONE NATIONWIDE PLAZA, RR1-04-F4
       COLUMBUS, OHIO 43215


The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   www.sec.gov

Information about this and other Best of America products can be found at:

                              www.bestofamerica.com

THIS ANNUITY:
- IS NOT A BANK DEPOSIT
- IS NOT FDIC INSURED
- IS NOT INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY
- IS NOT AVAILABLE IN EVERY STATE
- MAY GO DOWN IN VALUE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.


In the future, additional underlying mutual funds managed by certain financial institutions or brokerage firms may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate the variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units in a contract plus any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a Qualified Pension, Profit-Sharing, or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, or Tax Sheltered Annuity.

QUALIFIED PLAN- A retirement plan that receives favorable tax treatment under
Section 401 of the Internal Revenue Code, including Investment-only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account-9, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS...................................................

SUMMARY OF STANDARD CONTRACT EXPENSES.......................................

ADDITIONAL CONTRACT OPTIONS.................................................

SUMMARY OF ADDITIONAL CONTRACT OPTIONS......................................

UNDERLYING MUTUAL FUND ANNUAL EXPENSES......................................


UNDERLYING MUTUAL FUND SHORT-TERM TRADING FEES..............................


EXAMPLE.....................................................................

SYNOPSIS OF THE CONTRACTS...................................................

FINANCIAL STATEMENTS........................................................

CONDENSED FINANCIAL INFORMATION.............................................

NATIONWIDE LIFE INSURANCE COMPANY...........................................

NATIONWIDE INVESTMENT SERVICES CORPORATION..................................

WADDELL & REED, INC. .......................................................

TYPES OF CONTRACTS..........................................................
     Individual Retirement Annuities ("IRAs")

     Investment-Only Contracts (Qualified Plans)

     Non-Qualified Contracts
     Roth IRAs
     SEP IRAs
     Tax Sheltered Annuities

INVESTING IN THE CONTRACT...................................................
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options

STANDARD CHARGES AND DEDUCTIONS.............................................
     Mortality and Expense Risk Charge
     Premium Taxes

     Short-Term Trading Fees


OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS..........................
     Death Benefit Options
     Guaranteed Minimum Income Benefit Options
     Beneficiary Protector Option

CONTRACT OWNERSHIP..........................................................
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT...................................................
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers

RIGHT TO REVOKE.............................................................

SURRENDER (REDEMPTION)......................................................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Texas Optional Retirement Program
          or a Louisiana Optional Retirement Plan
     Surrenders Under a Tax Sheltered Annuity

LOAN PRIVILEGE..............................................................
     Minimum & Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions & Annuity Payments
     Transferring the Contract
     Grace Period & Loan Default

ASSIGNMENT..................................................................

CONTRACT OWNER SERVICES.....................................................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE...................................................

ANNUITIZING THE CONTRACT....................................................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Guaranteed Minimum Income Benefit Option ("GMIB")
     Annuity Payment Options

DEATH BENEFITS..............................................................
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment

REQUIRED DISTRIBUTIONS......................................................

     Required Distributions - General Information

     Required Distributions for Non-Qualified Contracts
     Required Distributions for Tax Sheltered Annuities,
          Individual Retirement Annuities, SEP IRAs, and Roth IRAs

FEDERAL TAX CONSIDERATIONS..................................................
     Federal Income Taxes
     Withholding

     Non-Resident Aliens
     Federal Estate, Gift, and Generation Skipping Transfer Taxes
     Charge for Tax
     Diversification
     Tax Changes


STATEMENTS AND REPORTS......................................................

LEGAL PROCEEDINGS...........................................................

ADVERTISING ................................................................

SUB-ACCOUNT PERFORMANCE SUMMARY.............................................

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....................

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS..........................

APPENDIX B: CONDENSED FINANCIAL INFORMATION.................................

SUMMARY OF STANDARD CONTRACT EXPENSES

The expenses listed below are charged to all contracts unless:

  - the contract owner meets an available exception under the contract; or

  - a contract owner has replaced a standard benefit with an available option for an additional charge.

VARIABLE ACCOUNT CHARGES(1)
(annualized rate of variable account charges as a percentage of daily net assets)

Mortality and Expense Risk Charge.......................................1.20%
     Total Variable Account Charges.....................................1.20%(2)

(1) These charges apply only to sub-account allocations. They do not apply to allocations made to the Guaranteed Term Options. They are charged on a daily basis at the annual rate noted above.

(2) Charges shown include the standard contractual death benefit that is standard to every contract (see "Death Benefit Payment").

MAXIMUM LOAN PROCESSING FEE................................................ $25

Nationwide may assess a loan processing fee at the time each new loan is processed. Currently, Nationwide does not assess at loan processing fee. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee (see "Loan Privilege").

ADDITIONAL CONTRACT OPTIONS

For an additional charge, the following options are available to contract owners (upon approval by state insurance authorities).

If the contract owner chooses one or more of the following optional benefits, a corresponding charge will be deducted. Charges for the optional benefits are IN ADDITION to the standard variable account charges. They are charged on a daily basis at the annual rate noted below. Except as otherwise noted, optional benefit charges will only apply to allocations made to the variable account and are charged as a percentage of the average variable account value.

DEATH BENEFIT OPTIONS

Applicants may choose among the following death benefits as a replacement for the standard death benefit if their contract is issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications:

     Optional One-Year Enhanced Death
     Benefit and Spousal Protection....................0.15%
       Total Variable Account Charges
       (including this option only)....................1.35%

     Optional Greater of One-Year or 5% Enhanced
     Death Benefit and Spousal Protection..............0.20%
       Total Variable Account Charges
       (including this option only) ...................1.40%

Applicants may choose among the following death benefits as a replacement for the standard death benefit if their contract is issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract options listed above:

    Optional One-Year Step Up Death Benefit............0.10%
       Total Variable Account Charges
       (including this option only)....................1.30%

    Optional 5% Enhanced Death Benefit.................0.15%
       Total Variable Account Charges
       (including this option only)....................1.35%


GUARANTEED MINIMUM INCOME BENEFIT OPTIONS

Effective January 2, 2001 applicants may elect one of two Guaranteed Minimum Income Benefit options (see "Guaranteed Minimum Income Benefit Options"). Not all options may be available in every state.

   Guaranteed Minimum Income Benefit
   Option 1 ...........................................0.45%
     Total Variable Account Charges
     (including Guaranteed Minimum
     Income Benefit Option 1 only).....................1.65%

   Guaranteed Minimum Income Benefit
   Option 2 ...........................................0.30%
     Total Variable Account Charges
     (including Guaranteed Minimum
     Income Benefit Option 2 only).....................1.50%

BENEFICIARY PROTECTOR OPTION

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may elect the Beneficiary Protector Option (see "Beneficiary Protector Option").

   Beneficiary Protector Option........................0.40%
     Total Variable Account Charges
     (including Beneficiary Protector
     Option only)......................................1.60%

Allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

SUMMARY OF ADDITIONAL CONTRACT OPTIONS

If the contract owner elects all of the additional contract options that are available under the contract, the maximum variable account charges the contract owner would pay would be an annualized rate of 2.30% of the daily net assets of the variable account. The maximum charges consists of the following:

   Mortality and Expense Risk Charge
     (applicable to all contracts).....................1.20%
   Optional One-Year Step Up Death Benefit.............0.10%
   Optional 5% Enhanced Death Benefit..................0.15%
   Guaranteed Minimum Income Benefit
     Option 1 .........................................0.45%
   Beneficiary Protector Option........................0.40%

TOTAL VARIABLE ACCOUNT CHARGES WHEN THE MAXIMUM
   OPTIONS ARE ELECTED.................................2.30%

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (as a percentage of underlying mutual fund net assets,
                          after expense reimbursement)


-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Management        Other         12b-1      Total Underlying
                                                                          Fees          Expenses        Fees         Mutual Fund
                                                                                                                      Expenses
-----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century VP          0.70%          0.00%         0.00%            0.70%
Income & Growth Fund: Class I

American Century Variable Portfolios, Inc. - American Century VP          1.26%          0.00%         0.00%            1.26%
International Fund: Class I

American Century Variable Portfolios, Inc. - American Century VP          1.26%          0.00%         0.00%            1.26%
International Fund: Class III

American Century Variable Portfolios, Inc. - American Century VP          1.00%          0.00%         0.00%            1.00%
Ultra Fund: Class I

American Century Variable Portfolios, Inc. - American Century VP          0.97%          0.00%         0.00%            0.97%
Value Fund: Class I

Credit Suisse Trust - Global Post-Venture Capital Portfolio               1.04%          0.36%         0.00%            1.40%

Credit Suisse Trust - International Focus Portfolio                       1.00%          0.30%         0.00%            1.30%

Credit Suisse Trust - Large Cap Value Portfolio                           0.51%          0.49%         0.00%            1.00%

Dreyfus Investment Portfolios - European Equity Portfolio: Initial        0.81%          0.44%         0.00%            1.25%
Shares

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio:          0.35%          0.00%         0.25%            0.60%
Service Shares

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares        0.75%          0.03%         0.00%            0.78%

Dreyfus Stock Index Fund, Inc.: Initial Shares                            0.25%          0.01%         0.00%            0.26%

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial        0.75%          0.03%         0.00%            0.78%
Shares

Federated Insurance Series - Federated Quality Bond Fund II:              0.55%          0.15%         0.00%            0.70%
Primary Shares

Fidelity VIP Equity-Income Portfolio: Service Class*                      0.48%          0.10%         0.10%            0.68%

Fidelity VIP Growth Portfolio: Service Class*                             0.58%          0.10%         0.10%            0.78%

Fidelity VIP High Income Portfolio: Service Class                         0.58%          0.13%         0.10%            0.81%

Fidelity VIP Overseas Portfolio: Service Class*                           0.73%          0.20%         0.10%            1.03%

Fidelity VIP Overseas Portfolio: Service Class R*                         0.73%          0.20%         0.10%            1.03%

Fidelity VIP II Contrafund(R)Portfolio: Service Class*                     0.58%          0.10%         0.10%            0.78%

Fidelity VIP III Growth Opportunities Portfolio: Service Class*           0.58%          0.11%         0.10%            0.79%

Fidelity VIP III Value Strategies Portfolio: Service Class                0.58%          0.26%         0.10%            0.94%

GVIT Comstock GVIT Value Fund: Class I                                    0.79%          0.28%         0.00%            1.07%

GVIT Dreyfus GVIT Mid Cap Index Fund: Class I                             0.50%          0.26%         0.00%            0.76%

GVIT Federated GVIT High Income Bond Fund: Class I                        0.75%          0.28%         0.00%            1.03%

GVIT Gartmore GVIT Emerging Markets Fund: Class I                         1.15%          0.21%         0.00%            1.36%

GVIT Gartmore GVIT Emerging Markets Fund: Class III                       1.15%          0.21%         0.00%            1.36%

GVIT Gartmore GVIT Global Financial Services Fund: Class III              1.00%          0.26%         0.00%            1.26%

GVIT Gartmore GVIT Global Health Sciences Fund: Class III                 1.00%          0.32%         0.00%            1.32%

GVIT Gartmore GVIT Global Technology and Communications Fund: Class I     0.98%          0.26%         0.00%            1.24%

GVIT Gartmore GVIT Global Technology and Communications Fund: Class III   0.98%          0.26%         0.00%            1.24%

GVIT Gartmore GVIT Global Utilities Fund: Class III                       0.80%          0.28%         0.00%            1.08%

GVIT Gartmore GVIT Government Bond Fund: Class I                          0.50%          0.25%         0.00%            0.75%

GVIT Gartmore GVIT Growth Fund: Class I                                   0.59%          0.25%         0.00%            0.84%

GVIT Gartmore GVIT International Growth Fund: Class I                     1.00%          0.33%         0.00%            1.33%

GVIT Gartmore GVIT International Growth Fund: Class III                   1.00%          0.33%         0.00%            1.33%

GVIT Gartmore GVIT Investor Destinations Conservative Fund                0.00%          0.36%         0.25%            0.61%

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund     0.00%          0.36%         0.25%            0.61%

GVIT Gartmore GVIT Investor Destinations Moderate Fund                    0.13%          0.20%         0.25%            0.58%

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund       0.10%          0.26%         0.25%            0.61%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Management        Other         12b-1      Total Underlying
                                                                          Fees          Expenses        Fees         Mutual Fund
                                                                                                                      Expenses
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Aggressive Fund                  0.07%          0.29%         0.25%            0.61%

GVIT Gartmore GVIT Money Market Fund: Class I                             0.38%          0.25%         0.00%            0.63%

GVIT Gartmore GVIT Nationwide Leaders Fund: Class III                     0.84%          0.41%         0.00%            1.25%

GVIT Gartmore GVIT Total Return Fund: Class I                             0.59%          0.25%         0.00%            0.84%

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III                    0.90%          0.22%         0.00%            1.12%

GVIT Gartmore GVIT Worldwide Leaders Fund: Class I                        0.99%          0.26%         0.00%            1.25%

GVIT GVIT Small Cap Growth Fund: Class I                                  1.10%          0.28%         0.00%            1.38%

GVIT GVIT Small Cap Value Fund: Class I                                   0.86%          0.22%         0.00%            1.08%

GVIT GVIT Small Company Fund: Class I                                     0.93%          0.26%         0.00%            1.19%

GVIT J.P. Morgan GVIT Balanced Fund Class I                               0.74%          0.27%         0.00%            1.01%

GVIT MAS GVIT Multi Sector Bond Fund: Class I                             0.75%          0.27%         0.00%            1.02%

GVIT Nationwide GVIT Strategic Value Fund: Class I                        0.66%          0.34%         0.00%            1.00%

GVIT Strong GVIT Mid Cap Growth Fund: Class I                             0.90%          0.27%         0.00%            1.17%

GVIT Turner GVIT Growth Focus Fund: Class I                               0.85%          0.43%         0.00%            1.28%

GVIT Turner GVIT Growth Focus Fund: Class III                             0.85%          0.43%         0.00%            1.28%

Janus Aspen Series - Capital Appreciation Portfolio: Service Shares       0.65%          0.01%         0.25%            0.91%

Janus Aspen Series - Global Technology Portfolio: Service Shares          0.65%          0.05%         0.25%            0.95%

Janus Aspen Series - Global Technology Portfolio: Service II Shares       0.65%          0.05%         0.25%            0.95%

Janus Aspen Series - International Growth Portfolio: Service Shares       0.65%          0.06%         0.25%            0.96%

Janus Aspen Series - International Growth Portfolio: Service II           0.65%          0.06%         0.25%            0.96%
Shares

Neuberger Berman AMT Guardian Portfolio                                   0.85%          0.14%         0.00%            0.99%

Neuberger Berman AMT Mid-Cap Growth Portfolio                             0.84%          0.07%         0.00%            0.91%

Neuberger Berman AMT Partners Portfolio                                   0.82%          0.05%         0.00%            0.87%

Oppenheimer Variable Account Funds - Oppenheimer Aggressive Growth        0.64%          0.04%         0.00%            0.68%
Fund/VA: Initial Class

Oppenheimer Variable Account Funds - Oppenheimer Capital                  0.64%          0.04%         0.00%            0.68%
Appreciation Fund/VA: Initial Class

Oppenheimer Variable Account Funds - Oppenheimer Global Securities        0.64%          0.06%         0.00%            0.70%
Fund/VA: Initial Class

Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth       0.68%          0.05%         0.00%            0.73%
& Income Fund/VA: Initial Class

Strong Opportunity Fund II, Inc.                                          0.75%          0.35%         0.00%            1.10%

The Universal Institutional Funds, Inc. - Emerging Markets Debt           0.80%          0.37%         0.00%            1.17%
Portfolio

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio        0.41%          0.64%         0.00%            1.05%

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio      0.75%          0.35%         0.00%            1.10%

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund       1.00%          0.28%         0.00%            1.28%

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund            1.00%          0.15%         0.00%            1.15%

W&R Target Funds, Inc. - Asset Strategy Portfolio                         0.70%          0.08%         0.25%            1.03%

W&R Target Funds, Inc. - Balanced Portfolio                               0.70%          0.05%         0.25%            1.00%

W&R Target Funds, Inc. - Bond Portfolio                                   0.53%          0.05%         0.25%            0.83%

W&R Target Funds, Inc. - Core Equity Portfolio                            0.70%          0.03%         0.25%            0.98%

W&R Target Funds, Inc. - Growth Portfolio                                 0.69%          0.03%         0.25%            0.97%

W&R Target Funds, Inc. - High Income Portfolio                            0.62%          0.06%         0.25%            0.93%

W&R Target Funds, Inc. - International Portfolio                          0.85%          0.15%         0.25%            1.25%

W&R Target Funds, Inc. - Limited-Term Bond Portfolio                      0.00%          0.13%         0.25%            0.38%

W&R Target Funds, Inc. - Money Market Portfolio                           0.40%          0.08%         0.25%            0.73%

W&R Target Funds, Inc. - Science and Technology Portfolio                 0.85%          0.05%         0.25%            1.15%

W&R Target Funds, Inc. - Small Cap Portfolio                              0.85%          0.04%         0.25%            1.14%

W&R Target Funds, Inc. - Value Portfolio                                  0.47%          0.12%         0.25%            0.84%
-----------------------------------------------------------------------------------------------------------------------------------

*Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.


The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.


                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (as a percentage of underlying mutual fund net assets,
                          before expense reimbursement)


-----------------------------------------------------------------------------------------------------------------------------------
                                                                        Management        Other         12b-1      Total Underlying
                                                                           Fees         Expenses        Fees         Mutual Fund
                                                                                                                       Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Post-Venture Capital Portfolio                1.25%          0.36%         0.00%           1.61%

Credit Suisse Trust - Large Cap Value Portfolio                            0.75%          0.49%         0.00%           1.24%

Federated Insurance Series - Federated Quality Bond Fund II: Primary       0.60%          0.40%         0.25%           1.25%
Shares

GVIT Gartmore GVIT Investor Destinations Conservative Fund                 0.13%          0.43%         0.25%           0.81%

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund      0.13%          0.42%         0.25%           0.80%

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund        0.13%          0.26%         0.25%           0.64%

GVIT Gartmore GVIT Investor Destinations Aggressive Fund                   0.13%          0.29%         0.25%           0.67%

GVIT Gartmore GVIT Nationwide Leaders Fund: Class III                      0.90%          0.41%         0.00%           1.31%

GVIT Nationwide GVIT Strategic Value Fund: Class I                         0.90%          0.34%         0.00%           1.24%

Strong Opportunity Fund II, Inc.                                           0.75%          0.65%         0.00%           1.40%

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio         0.75%          0.64%         0.00%           1.39%

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio       0.80%          0.35%         0.00%           1.15%

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund        1.00%          0.30%         0.00%           1.30%

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund             1.00%          0.18%         0.00%           1.18%

W&R Target Funds, Inc. - Limited-Term Bond Portfolio                       0.50%          0.13%         0.25%           0.88%

W&R Target Funds, Inc. - Value Portfolio                                   0.70%          0.12%         0.25%           1.07%
-----------------------------------------------------------------------------------------------------------------------------------




                 UNDERLYING MUTUAL FUND SHORT-TERM TRADING FEES

     Some underlying mutual funds assess (or reserve the right to assess) a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account. The following chart indicates which underlying mutual funds assess (or reserve the right to assess) a short-term trading fee and the amount of any such short-term trading fee.

       Short-Term Trading Fees, as a percentage of underlying mutual fund net assets determined to be engaged in short-term trading




       -----------------------------------------------------------------------------------------------------
                          Underlying Mutual Fund                                      Short-Term Trading Fee
       -----------------------------------------------------------------------------------------------------
       American Century Variable Portfolios, Inc. - American                                  1.00%
       Century VP International Fund: Class III

       Fidelity VIP Overseas Portfolio: Service Class R                                       1.00%

       GVIT Gartmore GVIT Emerging Markets Fund: Class III                                    1.00%

       GVIT Gartmore GVIT Global Financial Services Fund: Class III                           1.00%

       GVIT Gartmore GVIT Global Health Sciences Fund: Class III                              1.00%

       GVIT Gartmore GVIT Global Technology and Communications                                1.00%
       Fund: Class III

       GVIT Gartmore GVIT Global Utilities Fund: Class III                                    1.00%

       GVIT Gartmore GVIT International Growth Fund: Class III                                1.00%
       -----------------------------------------------------------------------------------------------------

             UNDERLYING MUTUAL FUND SHORT-TERM TRADING FEES (CON'T)
       Short-Term Trading Fees, as a percentage of underlying mutual fund net assets determined to be engaged in short-term trading




       -----------------------------------------------------------------------------------------------------
                          Underlying Mutual Fund                                      Short-Term Trading Fee
       -----------------------------------------------------------------------------------------------------
       GVIT Gartmore GVIT Nationwide Leaders Fund: Class III                                  1.00%

       GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III                                 1.00%

       GVIT Turner GVIT Growth Focus Fund: Class III                                          1.00%

       Janus Aspen Series - Global Technology Portfolio: Service II Shares                    1.00%

       Janus Aspen Series - International Growth Portfolio:                                   1.00%
       Service II Shares
       -----------------------------------------------------------------------------------------------------


EXAMPLE

The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. The underlying mutual fund expense information is for the period ended December 31, 2001 and reflects any reimbursements and/or waivers in effect at that time. If the underlying mutual fund expenses did not reflect the reimbursements and/or waivers, the expenses contained in the table below would be higher.

These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects variable account charges of 2.30%, which is the maximum variable account charge for the maximum number of optional benefits.

For those contracts that do not elect the maximum number of optional benefits, the expenses would be reduced. Deductions for premium taxes are not reflected but may apply.


-----------------------------------------------------------------------------------------------------------------------------
                              If you surrender your contract  If you do not surrender your   If you annuitize your contract
                              at the end of the applicable     contract at the end of the     at the end of the applicable
                                        time period              applicable time period                time period
-----------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.   10 Yrs.
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable        32     96     163     343      32     96     163     343      *     96      163      343
Portfolios, Inc. - American
Century VP Income & Growth
Fund: Class I


American Century Variable        37     114    192     369      37    114     192     396      *     114     192      396
Portfolios, Inc. - American
Century VP International
Fund: Class I

American Century Variable        37     114    192     396      37    114     192     396      *     114     192      396
Portfolios, Inc. - American
Century VP International
Fund: Class III

American Century Variable        35     106    179     371      35    106     179     371      *     106     179      371
Portfolios, Inc. - American
Century VP Ultra Fund: Class I

American Century Variable        34     105    177     369      34    105     177     369      *     105     177      369
Portfolios, Inc. - American
Century VP Value: Class I

Credit Suisse Trust - Global     39     118    199     409      39    118     199     409      *     118     199      409
Post-Venture Capital
Portfolio

Credit Suisse Trust -            38     115    194     399      38    115     194     399      *     115     194      399
International Focus Portfolio

Credit Suisse Trust - Large      35     106    179     371      35    106     179     371      *     106     179      371
Cap Value Portfolio
-----------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                              If you surrender your contract  If you do not surrender your   If you annuitize your contract
                               at the end of the applicable    contract at the end of the     at the end of the applicable
                                        time period              applicable time period                time period
---------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.   10 Yrs.
---------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios    37     113    191     395      37    113     191     395      *     113     191      395
- European Equity Portfolio:
Initial Shares

Dreyfus Investment Portfolios    30     93     158     333      30     93     158     333      *     93      158      333
- Small Cap Stock Index
Portfolio: Service Shares

The Dreyfus Socially             32     99     168     350      32     99     168     350      *     99      168      350
Responsible Growth Fund,
Inc.: Initial Shares

Dreyfus Stock Index Fund,        27     83     141     299      27     83     141     299      *     83      141      299
Inc.: Initial Shares

Dreyfus Variable Investment      32     99     168     350      32     99     168     350      *     99      168      350
Fund - Appreciation
Portfolio: Initial Shares

Federated Insurance Series -     32     96     163     343      32     96     163     343      *     96      163      343
Federated Quality Bond Fund
II: Primary Shares

Fidelity VIP Equity-Income       31     96     162     341      31     96     162     341      *     96      162      341
Portfolio: Service Class

Fidelity VIP Growth              32     99     168     350      32     99     168     350      *     99      168      350
Portfolio: Service Class

Fidelity VIP High Income         33     100    169     353      33    100     169     353      *     100     169      353
Portfolio: Service Class

Fidelity VIP Overseas            35     106    180     374      35    106     180     374      *     106     180      374
Portfolio: Service Class

Fidelity VIP Overseas            35     106    180     374      35    106     180     374      *     106     180      374
Portfolio: Service Class R

Fidelity VIP II Contrafund(R)    32     99     168     350      32     99     168     350      *     99      168      350
Portfolio: Service Class

Fidelity VIP III Growth          32     99     168     351      32     99     168     351      *     99      168      351
Opportunities Portfolio:
Service Class

Fidelity VIP III Value           34     104    176     366      34    404     176     366      *     104     176      366
Strategies Portfolio: Service
Class

GVIT Comstock GVIT Value         35     108    182     378      35    108     182     378      *     108     182      378
Fund: Class I

GVIT Dreyfus GVIT Mid Cap        32     98     166     348      32     98     166     348      *     98      166      348
Index Fund: Class I

GVIT Federated GVIT High         35     106    180     374      35    106     180     374      *     106     180      374
Income Bond Fund: Class I

GVIT Gartmore GVIT Emerging      38     117    197     405      38    117     197     405      *     117     197      405
Markets Fund: Class I

GVIT Gartmore GVIT Emerging      38     117    197     405      38    117     197     405      *     117     197      405
Markets Fund: Class III

GVIT Gartmore GVIT Global        37     114    192     396      37    114     192     396            114     192      396
Financial Services Fund:
Class III
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                              If you surrender your contract  If you do not surrender your   If you annuitize your contract
                               at the end of the applicable    contract at the end of the     at the end of the applicable
                                        time period               applicable time period               time period
---------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.   10 Yrs.
---------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global        38     115    195     401      38    115     195     401      *     115     195      401
Health Sciences Fund: Class
III

GVIT Gartmore GVIT Global        37     113    191     394      37    113     191     394      *     113     191      394
Technology and Communications
Fund: Class I

GVIT Gartmore GVIT Global        37     113    191     394      37    113     191     394      *     113     191      394
Technology and Communications
Fund: Class III

GVIT Gartmore GVIT Global        35     108    183     379      35    105     183     379      *     108     183      379
Utilities Fund: Class III

GVIT Gartmore GVIT Government    32     98     166     347      32     98     166     347      *     98      166      347
Bond Fund: Class I

GVIT Gartmore GVIT Growth        33     101    171     356      33    101     171     356      *     101     171      356
Fund: Class I

GVIT Gartmore GVIT               38     116    195     402      38    116     195     402      *     116     195      402
International Growth Fund:
Class I

GVIT Gartmore GVIT               38     116    195     402      38    116     195     402      *     116     195      402
International Growth Fund:
Class III

GVIT Gartmore GVIT Investor      31     93     159     334      31     93     159     334      *     93      159      334
Destinations Conservative Fund

GVIT Gartmore GVIT Investor      31     93     159     334      31     93     159     334      *     93      159      334
Destinations Moderately
Conservative Fund

GVIT Gartmore GVIT Investor      30     93     157     331      30     93     157     331      *     93      157      331
Destinations Moderate Fund

GVIT Gartmore GVIT Investor      31     93     159     334      31     93     159     334      *     93      159      334
Destinations Moderately
Aggressive Fund

GVIT Gartmore GVIT Investor      31     93     159     334      31     93     159     334      *     93      159      334
Destinations Aggressive Fund

GVIT Gartmore GVIT Money         31     94     160     336      31     94     160     336      *     94      160      336
Market Fund: Class I

GVIT Gartmore GVIT Nationwide    37     113    191     395      37    113     191     395      *     113     191      395
Leaders Fund: Class III

GVIT Gartmore GVIT Total         33     101    171     356      33    101     171     356      *     101     171      356
Return Fund: Class I

GVIT Gartmore GVIT U.S.          36     109    185     383      36    109     185     383      *     109     185      383
Growth Leaders Fund: Class III

GVIT Gartmore GVIT Worldwide     37     113    191     395      37    113     191     395      *     113     191      395
Leaders Fund: Class I

GVIT GVIT Small Cap Growth       39     117    198     407      39    117     198     407      *     117     198      407
Fund: Class I

GVIT GVIT Small Cap Value        35     108    183     379      35    108     183     379      *     108     183      379
Fund: Class I

GVIT GVIT Small Company Fund:    37     111    188     389      37    111     188     389      *     111     188      389
Class I
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                              If you surrender your contract  If you do not surrender your   If you annuitize your contract
                               at the end of the applicable    contract at the end of the     at the end of the applicable
                                        time period              applicable time period               time period
---------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.   10 Yrs.
---------------------------------------------------------------------------------------------------------------------------
GVIT J.P. Morgan GVIT            35     106    179     372      35    106     179     372     *      106     179      372
Balanced Fund: Class I

GVIT MAS GVIT Multi Sector       35     106    180     373      35    106     180     373     *      106     180      373
Bond Fund: Class I

GVIT Nationwide GVIT             35     106    179     371      35    106     179     371     *      106     179      371
Strategic Value Fund: Class I

GVIT Strong GVIT Mid Cap         36     111    187     387      36    111     187     387     *      111     187      387
Growth Fund: Class I

GVIT Turner GVIT Growth Focus    38     114    193     398      38    114     193     398     *      114     193      398
Fund: Class I

GVIT Turner GVIT Growth Focus    38     114    193     398      38    114     193     398     *      114     193      398
Fund: Class III

Janus Aspen Series - Capital     34     103    174     363      34    103     174     363     *      103     174      363
Appreciation Portfolio:
Service Shares

Janus Aspen Series - Global      34     104    176     367      34    104     176     367     *      104     176      367
Technology Portfolio: Service
Shares

Janus Aspen Series - Global      34     104    176     367      34    104     176     367     *      104     176      367
Technology Portfolio: Service
II Shares

Janus Aspen Series -             34     104    177     368      34    104     177     368     *      104     177      368
International Growth
Portfolio: Service Shares

Janus Aspen Series -             34     104    177     368      34    104     177     368     *      104     177      368
International Growth
Portfolio: Service II Shares

Neuberger Berman AMT Guardian    35     105    178     370      35    105     178     370     *      105     178      370
Portfolio

Neuberger Berman AMT Mid-Cap     34     103    174     363      34    103     174     363     *      103     174      363
Growth Portfolio

Neuberger Berman AMT Partners    33     102    172     359      33    102     172     359     *      102     172      359
Portfolio

Oppenheimer Variable Account     31     96     162     341      31     96     168     341     *      96      162      341
Funds - Oppenheimer
Aggressive Growth Fund/VA:
Initial Class

Oppenheimer Variable Account     31     96     162     341      31     96     162     341     *      96      162      341
Funds - Oppenheimer Capital
Appreciation Fund/VA: Initial
Class

Oppenheimer Variable Account     32     96     163     343      32     96     163     343     *      96      163      343
Funds - Oppenheimer Global
Securities Fund/VA: Initial
Class

Oppenheimer Variable Account     32     97     165     345      32     97     165     345     *      97      165      345
Funds - Oppenheimer Main
Street Growth & Income
Fund/VA: Initial Class

Strong Opportunity Fund II,      36     109    184     381      36    109     184     381     *      109     184      381
Inc.
-----------------------------------------------------------------------------------------------------------------------------

                              If you surrender your contract  If you do not surrender your    If you annuitize your contract
                               at the end of the applicable    contract at the end of the      at the end of the applicable
                                       time period               applicable time period                 time period
---------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.   10 Yrs.
---------------------------------------------------------------------------------------------------------------------------
The Universal Institutional      36     111    187     387      36    111     187     387     *      111     187      387
Funds, Inc. - Emerging
Markets Debt Portfolio

The Universal Institutional      35     107    181     376      35    107     181     376     *      107     181      376
Funds, Inc. - Mid Cap Growth
Portfolio

The Universal Institutional      36     109    184     381      36    109     184     381     *      109     184      381
Funds, Inc. - U.S. Real
Estate Portfolio

Van Eck Worldwide Insurance      38     114    193     398      38    114     193     398     *      114     193      398
Trust - Worldwide Emerging
Markets Fund

Van Eck Worldwide Insurance      36     110    186     386      36    110     186     386     *      110     186      386
Trust - Worldwide Hard Assets
Fund

W&R Target Funds, Inc. -         35     106     180     374     35    106     180     374     *      106     180    374
Asset Strategy Portfolio

 W&R Target Funds, Inc. -        35     106     179     371     35     106    179     371     *      106     179      371
 Balanced Portfolio

 W&R Target Funds, Inc. - Bond   33     100     170     355     33     100    170     355     *      100     170      355
 Portfolio

 W&R Target Funds, Inc. - Core   34     105     178     370     34     105    178     370     *      105     178      370
 Equity Portfolio

 W&R Target Funds, Inc. -        34     105     177     369     34     105    177     369     *      105     177      369
 Growth Portfolio

 W&R Target Funds, Inc. - High   34     103     175     365     34     103    175     365     *      103     175      365
 Income Portfolio

 W&R Target Funds, Inc. -        37     113     191     395     37     113    191     395     *      113     191      395
 International Portfolio

 W&R Target Funds, Inc. -        28     86      147     311     28     86     147     311     *       86     147      311
 Limited-Term Bond Portfolio

 W&R Target Funds, Inc. -        32     97      165     345     32     97     165     345     *       97     167      345
 Money Market Portfolio

 W&R Target Funds, Inc. -        36     110     186     386     36     110    186     386     *      110     186      386
 Science and Technology
 Portfolio

 W&R Target Funds, Inc. -        36     110     186     385     36     110    186     385     *      110     186      385
 Small Cap Portfolio

W&R Target Funds, Inc. -        33     101     171     356     33     101    171     356      *       101     171      356
 Value Portfolio
 ---------------------------------------------------------------------------------------------------------------------------


*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant."


The contracts can be categorized as:
     -    Individual Retirement Annuities ("IRAs");
     -    Investment-only contracts (qualified plans);
     -    Non-Qualified;
     -    Roth IRAs;
     -    SEP IRAS; and
     - Tax Sheltered Annuities with contributions rolled over or transferred from other Tax Sheltered Annuity plans.


For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in the prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

     CONTRACT          MINIMUM INITIAL     MINIMUM SUBSEQUENT
       TYPE           PURCHASE PAYMENT          PAYMENTS
-------------------- -------------------- ----------------------
IRA                        $15,000               $1,000
Investment-only            $15,000               $1,000
Non-Qualified              $15,000               $1,000
Roth IRA                   $15,000               $1,000
SEP IRA                    $15,000               $1,000
Tax Sheltered              $15,000               $1,000
Annuity


Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.20% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks, and for administrative expenses.

Nationwide does not deduct a sales charge from purchase payments upon deposit into, or withdrawal from, the contract.

Optional death benefits are available under the contract at the time of application. For contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications, Nationwide will deduct an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account if the One-Year Enhanced Death Benefit and Spousal Protection is elected or 0.20% of the daily net assets of the variable account if the Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection is elected. For contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract options listed above, Nationwide will deduct an annualized rate of 0.10% of the daily net assets of the variable account if the One-Year Step Up Death Benefit is elected, or 0.15% of the daily net assets of the variable account if the 5% Enhanced Death Benefit is elected.

Two Guaranteed Minimum Income Benefit options are available under the contract at the time of application. If the contract owner elects one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen (see "Guaranteed Minimum Income Benefit Options").

A Beneficiary Protector Option is available for contracts with ANNUITANTS who are age 70 or younger at the time the option is elected. If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account. Additionally, allocations made the Guaranteed Term Options will be assessed a fee of 0.40%. Any guaranteed interest rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge. See "Beneficiary Protector Option."

Upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. Annuity payments will be based on the annuity payment option elected prior to annuitization (see "Annuity Payment Options").

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amount required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 3 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value
- Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding the minimum and maximum class of accumulation units. All classes of accumulation units may be obtained FREE OF CHARGE by contacting Nationwide's home office at the telephone number listed on page 3 of this prospectus.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC shall mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

WADDELL & REED, INC.

The contracts are distributed by the general distributor, Waddell & Reed, Inc., 6300 Lamar Avenue, Overland Park, Kansas 66202.

TYPE OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")

Individual Retirement Annuities are contracts that satisfy the following requirements:

-    the contract is not transferable by the owner;

-    the premiums are not fixed;

- the annual premium cannot exceed $3,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities and other IRAs can be received);

- certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

-    the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.


IRAs may receive rollover contributions from other Individual Retirement Accounts, OTHER Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).


For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.


INVESTMENT-ONLY CONTRACTS (QUALIFIED PLANS )


Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified Contracts that are owned by natural persons allow for deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

ROTH IRAS

Roth IRAs are contracts that satisfy the following requirements:

-    the contract is not transferable by the owner;

-    the premiums are not fixed;

- the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

-    the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

SEP IRAS

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan established by an employer must satisfy:

-    minimum participation rules;

-    top-heavy contribution rules; o nondiscriminatory allocation rules; and

-    requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.


Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).


The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on May 22, 1997, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other sub-account contains shares attributable to accumulation units under 401(a) Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, SEP IRAs, Tax Sheltered Annuities and Charitable Remainder Trusts.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of the underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

     1) shares of a current underlying mutual fund are no longer available for investment; or

     2)   further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS


Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus should be read along with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are held in Nationwide's general account and thus are not subject to variable account charges.


Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.


For the duration selected, Nationwide will declare a guaranteed interest rate. That rate will be credited to amounts allocated to the Guaranteed Term Option UNLESS a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. Please refer to the prospectus for the guaranteed term options for further information.


For contract owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

STANDARD CHARGES AND DEDUCTIONS

The maximum commissions payable on the sale of a contract described in this prospectus is 2.0% of purchase payments.

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 1.20% of the daily net assets of the variable account.

The Mortality Risk Charge (0.80%) compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge (0.40%) compensates Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

     1)   the time the contract is surrendered;

     2)   annuitization; or

     3)   such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.


SHORT-TERM TRADING FEES

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by nationwide, and are part of the underlying mutual fund's assets. contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "underlying mutual fund short-term trading fees" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. the variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. all such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (fifo) basis for purposes of determining short-term trading fees. in other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. transactions that are not subject to short-term trading fees include:

     - scheduled and systematic transfers, such as dollar cost averaging, asset rebalancing, and systematic withdrawals;

     -    contract loans or surrenders; or

     -    transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. these new share classes may require the assessment of short-term trading or redemption fees. when these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.


OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

Upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

DEATH BENEFIT OPTIONS

The following death benefit options are available with the contracts. Not all of the death benefit options may be available in every state.


--------------------------------------------------------------------------------
THE FOLLOWING BENEFITS ARE AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF JANUARY 2, 2001 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.
--------------------------------------------------------------------------------

If the contract owner chooses an optional death benefit, Nationwide will deduct an additional charge equal to an annualized rate of either 0.15% (for the One-Year Enhanced Death Benefit and Spousal Protection) or 0.20% (for the Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection) of the daily net assets of the variable account, depending upon which option was chosen. Each benefit is described below.

One-Year Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Greater of One-Year or 5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered;

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

4)   the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Each death benefit option has a Spousal Protection feature - there is no additional charge for this feature. The Spousal Protection feature allows the surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. The Spousal Protection feature is available only for contracts issued as Non-Qualified Contracts, IRAs and Roth IRAs, provided the following conditions are satisfied:

1) One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

2)   The spouses must be co-annuitants;

3)   Both co-annuitants must be age 85 or younger at the time of issue;

4)   The spouses must each be named as beneficiaries;

5) No person other than a spouse may be named as contract owner, annuitant or primary beneficiary;

6) If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner);

7) If a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner. If the chosen death benefit is higher than the contract value at the time of death, the contract value will be adjusted to equal the applicable death benefit amount. The surviving spouse may then name a new beneficiary but may not name another co-annuitant; and

8) If a co-annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to the home office. In addition, the date of marriage must be after the election of the death benefit option.


--------------------------------------------------------------------------------
THE FOLLOWING BENEFITS ARE AVAILABLE FOR CONTRACTS ISSUED PRIOR TO JANUARY 2, 2001 OR ON A DATE PRIOR TO WHICH STATE INSURANCE AUTHORITIES APPROVE THE CONTRACT MODIFICATIONS LISTED ABOVE.
--------------------------------------------------------------------------------


If the contract owner chooses an optional death benefit, Nationwide will deduct a charge equal to an annualized rate of either 0.10% (for the One-Year Step Up Death Benefit) or 0.15% (for the 5% Enhanced Death Benefit) of the daily net assets of the variable account, depending upon which option was chosen. Each benefit is described below.

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     1)   the contract value;

     2) the total of all purchase payments, less an adjustment for amounts surrendered; or

     3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

     1)   the contract value; or

     2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS

The contract owner can purchase one of two Guaranteed Minimum Income Benefit options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen. The Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

BENEFICIARY PROTECTOR OPTION

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may purchase a Beneficiary Protector Option. The Beneficiary Protector Option provides that upon the death of the annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract. If the Beneficiary Protector Option is elected with a contract that also has Spousal Protection, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit, unless the co-annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the annuitant. Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

a)   terminate the contract; or

b) continue the contract in accordance with the "Required Distributions" section.

Once the credit is applied to the contract, the charge for the credit is no longer assessed.

The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) - (b) - (c); where:

a = the contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b = purchase payments, proportionately adjusted for withdrawals; and

c = any adjustment for a death benefit previously paid, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously paid in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected = (a) - (b) - (c) - (d), where:

a = contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b = the contract value on the date the rider is elected, proportionately adjusted for withdrawals;

c = purchase payments made after the option is elected, proportionately adjusted for withdrawals;

d = any adjustment for a death benefit previously paid after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously paid in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant's 85th birthday, then:

a) Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

b)   the benefit will terminate and will no longer be in effect; and

c)   the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated to the sub-accounts of the variable account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

     -    on a Nationwide form;

     -    signed by the contract owner; and

     -    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person (e.g. a trust or corporation) and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

     -    joint owners can only be named for Non-Qualified Contracts;

     - joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

     - the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

     - Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner; and

     - an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract, if a contract owner who is NOT the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance (age 82 or younger if electing a Guaranteed Minimum Income Benefit option), unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner and/or contingent annuitant.

The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

     CONTRACT          MINIMUM INITIAL      MINIMUM SUBSEQUENT
       TYPE            PURCHASE PAYMENT          PAYMENTS
-------------------- --------------------- ---------------------
IRA                        $15,000                $1,000
Investment-only            $15,000                $1,000
Non-Qualified              $15,000                $1,000
Roth IRA                   $15,000                $1,000
SEP IRA                    $15,000                $1,000
Tax Sheltered              $15,000                $1,000
Annuity

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-  New Year's Day            -  Independence Day
-  Martin Luther King, Jr.   -  Labor Day
   Day
-  Presidents' Day           -  Thanksgiving
-  Good Friday               -  Christmas
-  Memorial Day

Nationwide also will not price purchase payments if:

     1)   trading on the New York Stock Exchange is restricted;

     2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

     3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payment being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

     1) the value of amounts allocated to the sub-accounts of the variable account; and

     2)   amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each sub-account and the Guaranteed Term Options based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to the underlying mutual funds are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual fund for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

     a)   is the sum of:

          1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

          2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period); and

b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annualized rate ranging from 1.20% to 2.30% of the daily net assets of the variable account, depending on which contract features the contract owner chose.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

     1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment); and

     2) adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

     3)   subtracting charges deducted in accordance with the contract.

TRANSFERS


PRIOR TO ANNUITIZATION, Contract owners can transfer allocations without penalty or adjustment subject to the following conditions:

     -    transfers among the sub-accounts are limited to 12 times per year;

     - transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment; and

After annuitization, transfers may only be made on the anniversary of the annuitization date.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Transfer Requests

Nationwide will accept transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions received are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to contract owners.

Market Timing Firms


Transfers involving sub-accounts may be subject to restrictions or requirements imposed by the underlying mutual fund. Such restrictions or requirements may include the assessment of short-term trading fees in connection with transfers from a sub-account that occur within 60 days following the date of allocation to the sub-account. These short-term trading fees will equal 1% of the amount determined to be engaged in short-term trading and will be deducted from the contract owner's sub-account value. Short-term trading fees will only apply to those sub-accounts corresponding to the underlying mutual funds that explicitly require the assessment of such fees. Refer to the prospectus for the underlying mutual funds for more information.

Additionally, nationwide reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect contract owners, annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some contract owners (or third parties acting on their behalf).

If nationwide determines that a contract owner (or a third party acting on the contract owner's behalf) is engaging in harmful short-term trading, nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified contract owners to submit transfer requests via telephone, facsimile, or over the internet. If nationwide exercises this right, affected contract owners would be limited to submitting transfer requests via U.S. mail. Any action taken by nationwide pursuant to this provision will be preceded by a 30 day written notice to the affected contract owner.


RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

-    variable account charges;

-    underlying mutual fund charges;

-    the investment performance of the underlying mutual funds; and

- any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

     -    the participant dies;

     -    the participants retires;

     -    the participant terminates employment due to total disability; or

     - the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment

Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     1) when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or

     2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B)   The surrender limitations described in Section A also apply to:

     1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C) Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM & MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

                 CONTRACT     MAXIMUM OUTSTANDING LOAN
                 VALUES       BALANCE ALLOWED
---------------- ------------ ---------------------------------
NON-ERISA PLANS  up to        up to 80% of contract value
                 $20,000      (not more than $10,000)
                 $20,000      up to 50% of contract value
                 and over     (not more than $50,000*)

ERISA PLANS      All          up to 50% of contract value
                              (not more than $50,000*)

* The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

MAXIMUM LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. If assessed, the loan processing fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.

LOAN INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The interest rate is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.


Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the GVIT Gartmore GVIT Money Market Fund: Class I or the W&R Target Funds, Inc. - Money Market Portfolio unless the contract owner directs otherwise.


DISTRIBUTIONS & ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

     -    the contract is surrendered;

     -    the contract owner/annuitant dies;

     - the contract owner who is not the annuitant dies prior to annuitization; or

     -    annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD & LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, IRAs, SEP IRAs, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
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
Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Guaranteed Term Options. Requests for Asset Rebalancing must be on a Nationwide form.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.


Contract owners direct Nationwide to automatically transfer specified amounts from the Federated Insurance Series - Federated Quality Bond Fund II: PRIMARY SHARES, Fidelity VIP High Income Portfolio: Service Class, GVIT Gartmore GVIT Government Bond Fund: Class I, GVIT Federated GVIT High Income Bond Fund: Class I, GVIT Gartmore GVIT Money Market Fund: Class I, and W&R Target Funds, Inc. - Money Market Portfolio to any other underlying mutual fund. Dollar Cost Averaging transfers may not be directed to Guaranteed Term Options.


Transfers may occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

SYSTEMATIC WITHDRAWALS

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts proportionately unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic Withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. It will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

-    the age (or date) specified in your contract; or

-    the age (or date) specified by state law, where applicable.

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
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions").

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

     1)   an annuity payment option; and

     2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

     1)   deducting applicable premium taxes from the total contract value; then

     2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

--------------------------------------------------------------------------------
 A VARIABLE PAYMENT ANNUITY MAY NOT BE ELECTED WHEN EXERCISING A GUARANTEED MINIMUM INCOME BENEFIT OPTION.
--------------------------------------------------------------------------------

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

     1)   deducting applicable premium taxes from the total contract value; then

     2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

     1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then


     2) multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.


Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.
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


Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

     - the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

     - an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

GUARANTEED MINIMUM INCOME BENEFIT OPTION ("GMIB")

A GMIB is a benefit which ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How the Guaranteed Annuitization Value is Determined

There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on which option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) - (b), but will never be greater than 200% of all purchase payments, where:

a) is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant's 86th birthday;

b) is the reduction to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as reductions to the contract value caused by surrenders. For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

GMIB Option 1 Illustrations

The following charts illustrate the amount of income that will be provided to an annuitant if the contract owner annuitizes the contract at the 7th, 10th or 15th contract anniversary date, using GMIB Option 1.

The illustrations assume the following:

     - An initial purchase payment of $100,000 is made to the contract and allocated to the variable account;

     -    The contract is issued to a MALE at age 55, 65 or 70; and

     - A Life Annuity with 120 Months Guaranteed Fixed Payment Annuity Option is elected.

               7 Years in Accumulation
       $140,710.04 for GMIB at Annuitization

 Male Age at     Male Age at     GMIB Purchase     Monthly
    Issue       Annuitization        Rate*          GMIB
--------------- --------------- ---------------- ------------
      55              62             $4.72         $664.15
      65              72             $5.96         $838.63
      70              77             $6.79         $955.42

               10 Years in Accumulation
         $162,889.46 for GMIB at Annuitization

 Male Age at     Male Age at     GMIB Purchase     Monthly
    Issue       Annuitization        Rate*          GMIB
--------------- --------------- ---------------- ------------
      55              65             $5.03         $819.33
      65              75             $6.44        $1,049.01
      70              80             $7.32        $1,192.35

               15 Years in Accumulation
         $200,000.00 for GMIB at Annuitization

 Male Age at     Male Age at     GMIB Purchase     Monthly
    Issue       Annuitization        Rate*          GMIB
--------------- --------------- ---------------- ------------
      55              70             $5.66        $1,132.00
      65              80             $7.32        $1,464.00
      70              85             $8.18        $1,636.00

* Guaranteed monthly benefit per $1,000 applied

The illustrations should be used as a tool to assist an investor in determining whether purchasing and exercising a GMIB option is right for them. The guaranteed purchase rates assumed in the illustrations may not apply in some states, or for contracts issued under an employer sponsored plan. Different guaranteed purchase rates will also apply for females, for males who annuitize at ages other than the ages shown above or for annuitizations under other annuity payment options. Where different guaranteed purchase rates apply, GMIB amounts shown above will be different. In all cases, the guaranteed purchase rates used to calculate the GMIB will be the same as the purchase rates guaranteed in the contract for fixed annuitizations without the GMIB.

The purchase rates available in connection with annuitization options under a GMIB are minimum guaranteed purchase rates. Alternative purchase rates, which may be more favorable, may apply to annuitizations which occur without a GMIB option.

When the Guaranteed Annuitization Value May Be Used

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty day period following any contract anniversary: 1) after the contract has been in effect for 7 years; and 2) the annuitant has attained age 60.


Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value


The contract owner may elect any life contingent FIXED ANNUITY PAYMENT OPTION calculated using the guaranteed annuity purchase rates set forth in the contract. Such Fixed Annuity Payment Options include:

     -    Life Annuity;

     -    Joint and Last Survivor Annuity; and

     -    Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

                            **PLEASE READ CAREFULLY**

     -    the GMIB must be elected at the time of application;

     - the annuitant must be age 82 or younger at the time the contract is issued; and

     - the GMIB is irrevocable and will remain for as long as the contract remains in force.


--------------------------------------------------------------------------------

                    IMPORTANT CONSIDERATIONS TO KEEP IN MIND
                           REGARDING THE GMIB OPTIONS

While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS and should be understood completely and analyzed thoroughly before being elected.

     - A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

     - Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

     - The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

     - Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

     -    GMIB may not be approved in all state jurisdictions.

--------------------------------------------------------------------------------

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2) JOINT AND SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

     1)   in a lump sum;

     2)   as an annuity; or

     3)   in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiary survives the annuitant, the contingent beneficiary receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiary(ies) or contingent beneficiary(ies) survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may select an optional death benefit at the time of application (not all death benefit options may be available in all states). If no optional death benefit is elected at the time of application, the death benefit will be the standard contractual death benefit.

The death benefit value is determined as of the date Nationwide receives:

     1)   proper proof of the annuitant's death;

     2)   an election specifying the distribution method; and

     3)   any state required form(s).

Standard Contractual Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

     1) the contract value; or

     2) the total of all purchase payments made to the contract, less an adjustment for amounts surrendered.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Enhanced Death Benefit (available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     1)   the contract value;

     2) the total of all purchase payments, less an adjustment for amounts surrendered; or

     3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Greater of One-Year or 5% Enhanced Death Benefit (available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     1)   the contract value;

     2) the total of all purchase payments, less an adjustment for amounts surrendered;

     3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

     4)   the 5% Interest Anniversary Value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Step Up Death Benefit (available for contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     1)   the contract value;

     2) the total of all purchase payments, less an adjustment for amounts surrendered; or

     3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

5% Enhanced Death Benefit (available for contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

1)   the contract value; or

2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).


REQUIRED DISTRIBUTIONS

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined pursuant to Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A 7.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

     1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

     2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

          a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

          b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

     a) the death of the annuitant will be treated as the death of a contract owner;

     b) any change of annuitant will be treated as the death of a contract owner; and

     c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES, INDIVIDUAL RETIREMENT ANNUITIES, SEP IRAS, AND ROTH IRAS

Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

     a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

     b) a period not longer than the period determined under the table in Proposed Treasury Regulation 1.401(a)(9)-5, Q&A4, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A7.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For Individual Retirement Annuities, and SEP IRAs required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, or SEP IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity, Individual Retirement Annuity, or SEP IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, or SEP IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

     a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

     b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

     c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, or SEP IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

     a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

     b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

     c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For Individual Retirement Annuities, and SEP IRAs, a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities, or SEP IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").


FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

-    the type of contract purchased;

-    the purposes for which the contract is purchased; and

- the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

-    Individual Retirement Annuities;

-    SEP IRAs;

-    Roth IRAs;

-    Tax Sheltered Annuities; and

-    Non-Qualified Contracts.

Individual Retirement Annuities and SEP IRAs

Distributions from Individual Retirement Annuities and SEP IRAs are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. The 10% penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    used for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

-    it is made on or after the date on which the contract owner attains age 59
     1/2;

- it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

-    it is attributable to the contract owner's disability; or

- it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    for qualified higher education expenses;

- used for expenses attributable to the purchase of a home for a qualified first-time buyer; or

- made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982 will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

-    the result of a contract owner's death;

- the result of a contract owner's disability (as defined in the Internal Revenue Code);

- one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

-    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural person" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural person rules do not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rules also do not apply to contracts that are:

- acquired by the estate of a decedent by reason of the death of the decedent;

- issued in connection with certain qualified retirement plans and individual retirement plans;

- purchased by an employer upon the termination of certain qualified retirement plans; or


- immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

-    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

- the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

- if the payee does not provide Nationwide with a taxpayer identification number; or

- if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.


If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.


NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

     1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

     2)   provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

     1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

     2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

     -    a transfer of the contract from one contract owner to another; or

     -    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

     a) an individual who is two or more generations younger than the contract owner; or

     b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

- who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

- who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

     -    the failure to diversify was accidental;

     -    the failure is corrected; and

     -    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your tax and/or financial adviser for more information.


In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

     -    generally lowering federal income tax rates;

     - increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

     - increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

     -    eliminating and/or reducing the highest federal estate tax rates;

     -    increasing the estate tax credit; and

     -    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.


STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

     -    statements showing the contract's quarterly activity;

     - confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

     - semi-annual reports as of June 30 containing financial statements for the variable account; and

     - annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. The class has not been certified. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 5, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of plan trustees who purchased variable annuities to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from Nationwide which invested in mutual funds that were offered by separate mutual fund companies; that Nationwide was a fiduciary under ERISA and that Nationwide breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by Nationwide; and that Nationwide violated ERISA by replacing many of the mutual funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid more in revenue sharing. The amended complaint seeks disgourgement of fees by Nationwide and other unspecified compensatory damages. On November 15, 2001, Nationwide filed a motion to dismiss the amended complaint, which has not been decided. On December 3, 2001, the plaintiffs filed a motion for class certification. On January 15, 2002, the plaintiffs filed a response to Nationwide's motion to dismiss the amended complaint. On February 22, 2002, Nationwide filed a reply in support of its motion to dismiss. The class has not been certified. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any such litigation will not have a material adverse effect on Nationwide in the future.


The general distributor, NISC, is not engaged in any litigation of any material nature.


Waddell & Reed, Inc. is a party to legal proceedings incident to its normal business operations. While there can be no assurances, none of the currently pending legal proceedings are anticipated to have a materially adverse effect on the ability of Waddell & Reed, Inc. to perform the services as distributor of the contracts. Among the legal proceedings to which Waddell & Reed, Inc. is a party are the following proceedings relating to the distribution of variable annuities:

On March 19, 2002, a jury found in favor of United Investors Life Insurance Company ("UILIC") in a civil lawsuit filed by UILIC on May 4, 2000, in Alabama District Court against Waddell & Reed, Inc. and certain of its affiliated companies and assessed compensatory damages in the amount of $50 million dollars. The lawsuit primarily involved the enforceability of a letter agreement signed by UILIC and Waddell & Reed, Inc. in July of 1999 and claims by UILIC that Waddell & Reed, Inc. tortiously interfered with its business relations by recommending to certain of its customers that they exchange their UILIC variable annuities for variable annuities issued by Nationwide. Waddell & Reed, Inc. plans to contest the jury verdict through post-trial remedies and, if necessary, appeal.

UILIC has also filed a civil lawsuit against Waddell & Reed, Inc. and certain of its affiliated companies in the Superior Court of the State of California on October 10, 2001, alleging violation of California Business and Professions Code
Section 17200, et seq. in connection with the sale of variable annuities. UILIC seeks injunctive and monetary relief for alleged improper sales practices in connection with recommendations to certain customers residing in California that they exchange their UILIC variable annuities for variable annuities issued by Nationwide. Waddell & Reed, Inc. and its affiliated companies named in the lawsuit have filed a motion to dismiss the case. Waddell & Reed, Inc. intends to vigorously defend itself in this lawsuit.

On October 10, 2001, the Kansas Securities Commissioner commenced an administrative action against Waddell & Reed, Inc. alleging that the firm failed to provide sufficient instructions to its financial advisors regarding the completion of client disclosure forms. The matter is pending.


ADVERTISING


A "yield" and "effective yield" may be advertised for the GVIT Gartmore GVIT Money Market Fund: Class I and the W&R Target Funds, Inc. - Money Market Portfolio. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the GVIT Gartmore GVIT Money Market Fund: Class I's and the W&R Target Funds, Inc. - Money Market Portfolio's units. Yield is an annualized figure, which means that it is assumed that the GVIT Gartmore GVIT Money Market Fund: Class I and the W&R Target Funds, Inc. - Money Market Portfolio generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.


Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

     -    precious metals;
     -    real estate;
     -    stocks and bonds;
     -    closed-end funds;
     -    bank money market deposit accounts and passbook savings;
     -    CDs; and
     -    the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

     -    S&P 500;
     -    Shearson/Lehman Intermediate Government/Corporate Bond Index;
     -    Shearson/Lehman Long-Term Government/Corporate Bond Index;
     -    Donoghue Money Fund Average;
     -    U.S. Treasury Note Index;
     -    Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and
     -    Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

     -    Lipper Analytical Services, Inc.;
     -    CDA/Wiesenberger;
     -    Morningstar;
     -    Donoghue's;
     -    magazines such as:
          -    Money;
          -    Forbes;
          -    Kiplinger's Personal Finance Magazine;
          -    Financial World;
          -    Consumer Reports;
          -    Business Week;
          -    Time;
          -    Newsweek;
          -    National Underwriter; and
          -    News and World Report;
     -    LIMRA;
     -    Value;
     -    Best's Agent Guide;
     -    Western Annuity Guide;
     -    Comparative Annuity Reports;
     -    Wall Street Journal;
     -    Barron's;
     -    Investor's Daily;
     -    Standard & Poor's Outlook; and
     -    Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise the sub-account's standardized average annual total return ("standardized return") calculated in a manner prescribed by the SEC, and non-standardized total return ("non-standardized return").


Standardized return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the variable account charges that would be assessed to a contract if the maximum number of optional benefits are chosen (2.30%). Standardized return does not reflect the deduction of state premium taxes, which may be imposed by certain states.

Non-standardized return is calculated similarly to standardized return except non-standardized return assumes an initial investment of $25,000 and variable account charges of 1.20%. An assumed initial investment of $25,000 is used because that amount more accurately reflects the average contract size.


Both methods of calculation reflect total return for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the non-standardized total return illustrations will show the investment performance the underlying mutual funds would have achieved had they been available in the variable account for one of the periods. If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year), standardized and non-standardized performance is not annualized.


The standardized average annual total return and non-standardized total return quotations are calculated using underlying mutual fund expense data for the period ended December 31, 2001. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

                         SUB-ACCOUNT PERFORMANCE SUMMARY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

                                                                                                       10 Years
                                                                                                     or Date Fund
                                                                                                     Available in     Date Fund
                                                                                                     the Variable    Available in
                                                                        1 Year         5 Years          Account      the Variable
                          Sub-Account Option                         to 12/31/2001   to 12/31/2001   to 12/31/2001     Account
   --------------------------------------------------------------------------------------------------------------------------------
   American Century Variable Portfolios, Inc. - American Century        -10.47%           N/A             3.65%          11/03/97
   VP Income & Growth Fund: Class I
   American Century Variable Portfolios, Inc. - American Century        -30.82%           N/A             1.24%          11/03/97
   VP International Fund: Class I
   American Century Variable Portfolios, Inc. - American Century         10.21%           N/A             6.45%          11/03/97
   VP Value Fund: Class I
   Credit Suisse Trust - Global Post-Venture Capital Portfolio          -30.29%           N/A            -2.44%          11/03/97
   Credit Suisse Trust - International Focus Portfolio                  -24.08%           N/A            -5.22%          11/03/97
   Credit Suisse Trust - Large Cap Value Portfolio                       -1.39%           N/A             5.21%          11/03/97
   Dreyfus Investment Portfolios - European Equity Portfolio:           -29.79%           N/A            -6.26%          09/27/99
   Initial Shares
   The Dreyfus Socially Responsible Growth Fund, Inc.: Initial          -24.37%           N/A             1.69%          11/03/97
   Shares
   Dreyfus Stock Index Fund, Inc.: Initial Shares                       -14.21%           N/A             3.60%          11/03/97
   Dreyfus Variable Investment Fund - Appreciation Portfolio:           -11.41%           N/A             4.87%          11/03/97
   Initial Shares
   Federated Insurance Series - Federated Quality Bond Fund II:           5.52%           N/A             3.88%          05/03/99
   Primary Shares
   Fidelity VIP Equity-Income Portfolio: Service Class                   -7.29%           N/A             3.31%          11/03/97
   Fidelity VIP Growth Portfolio: Service Class                         -19.63%           N/A             6.05%          11/03/97
   Fidelity VIP  High Income Portfolio: Service Class                   -13.93%           N/A            -9.89%          11/03/97
   Fidelity VIP Overseas Portfolio: Service Class                       -23.10%           N/A            -2.00%          11/03/97
   Fidelity VIP II Contrafund(R) Portfolio: Service Class               -14.39%           N/A             4.35%          11/03/97
   Fidelity VIP III Growth Opportunities Portfolio: Service Class       -16.42%           N/A            -3.32%          11/03/97
   GVIT Comstock GVIT Value Fund: Class I                               -14.19%           N/A            -0.25%          11/03/97
   GVIT Dreyfus GVIT Mid Cap Index Fund: Class I                         -3.59%           N/A             8.02%          11/03/97
   GVIT Federated GVIT High Income Bond Fund: Class I                     1.81%           N/A            -0.76%          11/03/97
   GVIT Gartmore GVIT Emerging Markets Fund: Class I                     -7.38%           N/A           -16.20%          10/02/00
   GVIT Gartmore GVIT Global Technology and Communications Fund:        -44.05%           N/A           -58.46%          10/02/00
   Class I
   GVIT Gartmore GVIT Government Bond Fund: Class I                       4.78%           N/A             4.14%          11/03/97
   GVIT Gartmore GVIT Growth Fund: Class I                              -29.80%           N/A            -9.00%          11/03/97
   GVIT Gartmore GVIT International Growth Fund: Class I                -30.30%           N/A           -30.02%          10/02/00
   GVIT Gartmore GVIT Money Market Fund: Class I                          1.21%           N/A             2.56%          10/31/97
   GVIT Gartmore GVIT Total Return Fund: Class I                        -13.86%           N/A             0.36%          11/03/97
   GVIT Gartmore GVIT Worldwide Leaders Fund: Class I                   -20.69%           N/A            -1.04%          11/03/97
   GVIT GVIT Small Cap Growth Fund: Class I                             -12.90%           N/A            14.68%          05/03/99
   GVIT GVIT Small Cap Value Fund: Class I                               25.31%           N/A            11.60%          11/03/97
   GVIT GVIT Small Company Fund: Class I                                 -8.86%           N/A             6.35%          11/03/97
   GVIT J.P. Morgan GVIT Balanced Fund: Class I                          -5.90%           N/A            -0.89%          11/03/97
   GVIT MAS GVIT Multi Sector Bond Fund: Class I                          1.78%           N/A             1.23%          11/03/97
   GVIT Nationwide GVIT Strategic Value Fund: Class I                    -5.50%           N/A            -1.61%          11/03/97
   GVIT Strong GVIT Mid Cap Growth Fund: Class I                        -31.93%           N/A             3.60%          11/03/97
   GVIT Turner GVIT Growth Focus Fund: Class I                          -40.45%           N/A           -54.43%          10/02/00
   Janus Aspen Series - Capital Appreciation Portfolio: Service         -23.64%           N/A           -22.25%          01/27/00
   Shares
   Janus Aspen Series - Global Technology Portfolio: Service Shares     -38.77%           N/A           -38.28%          01/27/00
   Janus Aspen Series - International Growth Portfolio: Service         -25.20%           N/A           -22.90%          01/27/00
   Shares

                                                                                                       10 Years
                                                                                                     or Date Fund
                                                                                                     Available in     Date Fund
                                                                                                     the Variable    Available in
                                                                        1 Year         5 Years          Account      the Variable
                          Sub-Account Option                         to 12/31/2001   to 12/31/2001   to 12/31/2001     Account
   --------------------------------------------------------------------------------------------------------------------------------
   Neuberger Berman AMT Guardian Portfolio                               -3.79%           N/A             9.15%          11/03/97
   Neuberger Berman AMT Mid-Cap Growth Portfolio                        -26.39%           N/A            11.80%          11/03/97
   Neuberger Berman AMT Partners Portfolio                               -5.08%           N/A             0.21%          11/03/97
   Oppenheimer Variable Account Funds - Oppenheimer Aggressive          -32.86%           N/A             2.11%          11/03/97
   Growth Fund/VA: Initial Class
   Oppenheimer Variable Account Funds - Oppenheimer Capital             -14.60%           N/A             7.84%          11/03/97
   Appreciation Fund/VA: Initial Class
   Oppenheimer Variable Account Funds - Oppenheimer Global              -14.07%           N/A           -11.73%          05/01/00
   Securities Fund/VA: Initial Class
   Oppenheimer Variable Account Funds - Oppenheimer Main Street         -12.24%           N/A            -0.63%          11/03/97
   Growth & Income Fund/VA: Initial Class
   Strong Opportunity Fund II, Inc.                                      -5.93%           N/A            -5.19%          05/01/00
   The Universal Institutional Funds, Inc. - Emerging Markets Debt        7.55%           N/A             1.80%          11/03/97
   Portfolio
   The Universal Institutional Funds, Inc. - Mid Cap Growth             -30.95%           N/A           -27.07%          05/01/00
   Portfolio
   The Universal Institutional Funds, Inc. - U.S. Real Estate             7.30%           N/A             8.69%          09/21/00
   Portfolio
   Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets        -4.09%           N/A           -11.44%          11/03/97
   Fund
   Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund       -12.52%           N/A            -8.85%          11/03/97
   W&R Target Funds, Inc. - Asset Strategy Portfolio                    -12.04%           N/A            -8.14%          12/01/00
   W&R Target Funds, Inc. - Balanced Portfolio                           -8.12%           N/A            -5.57%          12/01/00
   W&R Target Funds, Inc. - Bond Portfolio                                4.99%           N/A             6.71%          12/01/00
   W&R Target Funds, Inc. - Core Equity Portfolio                       -16.88%           N/A           -14.08%          12/01/00
   W&R Target Funds, Inc. - Growth Portfolio                            -16.32%           N/A           -14.30%          12/01/00
   W&R Target Funds, Inc. - High Income Portfolio                         6.66%           N/A             6.79%          12/01/00
   W&R Target Funds, Inc. - International Portfolio                     -24.03%           N/A           -21.45%          12/01/00
   W&R Target Funds, Inc. - Limited-Term Bond Portfolio                   6.69%           N/A             7.45%          12/01/00
   W&R Target Funds, Inc. - Money Market Portfolio                        1.23%           N/A             1.44%          12/01/00
   W&R Target Funds, Inc. - Science and Technology Portfolio            -13.95%           N/A           -15.45%          12/01/00
   W&R Target Funds, Inc. - Small Cap Portfolio                          -4.20%           N/A            -3.26%          12/01/00
   W&R Target Funds, Inc. - Value Portfolio                               N/A             N/A             0.45%          05/01/01

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

                                                                                                        10 Years
                                                                          1 Year        5 Years       to 12/31/2001    Date Fund
                           Sub-Account Option                          to 12/31/2001  to 12/31/2001  or Life of Fund   Effective
   ---------------------------------------------------------------------------------------------------------------------------------
   American Century Variable Portfolios, Inc. - American Century VP       -9.46%           N/A             5.64%          10/30/97
   Income & Growth Fund: Class I
   American Century Variable Portfolios, Inc. - American Century VP      -30.03%          5.09%            5.56%          05/02/94
   International Fund: Class I
   American Century Variable Portfolios, Inc. - American Century VP       11.46%         10.46%           11.27%          05/01/96
   Value Fund: Class I
   Credit Suisse Trust - Global Post-Venture Capital Portfolio           -29.50%          1.45%            0.86%          09/30/96
   Credit Suisse Trust - International Focus Portfolio                   -23.21%         -3.05%           -0.11%          06/30/95
   Credit Suisse Trust - Large Cap Value Portfolio                        -0.27%           N/A             6.38%          10/31/97
   Dreyfus Investment Portfolios - European Equity Portfolio:            -29.00%           N/A            -4.60%          04/22/99
   Initial Shares
   The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares    -23.51%          6.99%           11.19%          10/06/93
   Dreyfus Stock Index Fund, Inc.: Initial Shares                        -13.24%          9.05%           11.14%          09/29/89
   Dreyfus Variable Investment Fund - Appreciation Portfolio:            -10.40%          9.53%           12.41%          04/05/93
   Initial Shares

                                                                                                        10 Years
                                                                          1 Year        5 Years       to 12/31/2001    Date Fund
                           Sub-Account Option                          to 12/31/2001  to 12/31/2001  or Life of Fund   Effective
   ---------------------------------------------------------------------------------------------------------------------------------
   Federated Insurance Series - Federated Quality Bond Fund II:            6.71%           N/A             4.70%          04/22/99
   Primary Shares
   Fidelity VIP Equity-Income Portfolio: Service Class                    -6.23%          7.99%           12.19%          10/09/86
   Fidelity VIP Growth Portfolio: Service Class                          -18.72%         10.23%           11.99%          10/09/86
   Fidelity VIP  High Income Portfolio: Service Class                    -12.96%         -4.86%            3.95%          09/19/85
   Fidelity VIP Overseas Portfolio: Service Class                        -22.22%          1.41%            4.57%          01/28/87
   Fidelity VIP II Contrafund(R) Portfolio: Service Class                -13.42%          9.03%           14.31%          01/03/95
   Fidelity VIP III Growth Opportunities Portfolio: Service Class        -15.47%          2.37%            8.07%          01/03/95
   GVIT Comstock GVIT Value Fund: Class I                                -13.21%           N/A             0.87%          10/31/97
   GVIT Dreyfus GVIT Mid Cap Index Fund: Class I                          -2.50%           N/A             9.21%          10/31/97
   GVIT Federated GVIT High Income Bond Fund: Class I                      2.96%           N/A             0.36%          10/31/97
   GVIT Gartmore GVIT Emerging Markets Fund: Class I                      -6.33%           N/A           -23.32%          08/30/00
   GVIT Gartmore GVIT Global Technology and Communications Fund:         -43.42%           N/A           -43.67%          06/30/00
   Class I
   GVIT Gartmore GVIT Government Bond Fund: Class I                        5.96%          5.80%            5.77%          11/08/82
   GVIT Gartmore GVIT Growth Fund: Class I                               -29.00%         -1.96%            4.99%          04/15/92
   GVIT Gartmore GVIT International Growth Fund: Class I                 -29.51%           N/A           -31.27%          08/30/00
   GIVT Gartmore GVIT Money Market Fund: Class I                           2.35%          3.75%            3.33%          11/10/81
   GVIT Gartmore GVIT Total Return Fund: Class I                         -12.88%          5.84%            9.08%          11/08/82
   GVIT Gartmore GVIT Worldwide Leaders Fund: Class I                    -19.79%           N/A             0.07%          10/31/97
   GVIT GVIT Small Cap Growth Fund: Class I                              -11.92%           N/A            15.97%          05/03/99
   GVIT GVIT Small Cap Value Fund: Class I                                26.73%           N/A            12.83%          10/31/97
   GVIT GVIT Small Company Fund: Class I                                  -7.83%         10.30%           14.09%          10/23/95
   GVIT J.P. Morgan GVIT Balanced Fund: Class I                           -4.84%           N/A             0.23%          10/31/97
   GVIT MAS GVIT Multi Sector Bond Fund: Class I                           2.93%           N/A             2.36%          10/31/97
   GVIT Nationwide GVIT Strategic Value Fund: Class I                     -4.42%           N/A            -0.51%          10/31/97
   GVIT Strong GVIT Mid Cap Growth Fund: Class I                         -31.15%           N/A             4.75%          10/31/97
   GVIT Turner GVIT Growth Focus Fund: Class I                           -39.77%           N/A           -49.57%          06/30/00
   Janus Aspen Series - Capital Appreciation Portfolio: Service          -22.77%           N/A            15.92%          05/01/97
   Shares
   Janus Aspen Series - Global Technology Portfolio: Service Shares      -38.07%           N/A           -37.19%          01/18/00
   Janus Aspen Series - International Growth Portfolio: Service          -24.35%          8.69%           11.90%          05/02/94
   Shares
   Neuberger Berman AMT Guardian Portfolio                                -2.70%           N/A            10.38%          11/03/97
   Neuberger Berman AMT Mid-Cap Growth Portfolio                         -25.56%           N/A            13.06%          11/03/97
   Neuberger Berman AMT Partners Portfolio                                -4.00%          6.23%           11.05%          03/22/94
   Oppenheimer Variable Account Funds - Oppenheimer Aggressive           -32.10%          5.76%           10.43%          08/15/86
   Growth Fund/VA: Initial Class
   Oppenheimer Variable Account Funds - Oppenheimer Capital              -13.63%         12.82%           13.83%          04/03/85
   Appreciation Fund/VA: Initial Class
   Oppenheimer Variable Account Funds - Oppenheimer Global               -13.10%         14.01%           12.54%          11/12/90
   Securities Fund/VA: Initial Class
   Oppenheimer Variable Account Funds - Oppenheimer Main Street          -11.24%          5.43%           12.31%          07/05/95
   Growth & Income Fund/VA: Initial Class
   Strong Opportunity Fund II, Inc.                                       -4.87%         13.18%           15.25%          05/08/92
   The Universal Institutional Funds, Inc. - Emerging Markets Debt         8.77%           N/A             1.79%          06/16/97
   Portfolio
   The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio    -30.17%           N/A            -5.50%          10/18/99
   The Universal Institutional Funds, Inc. - U.S. Real Estate              8.52%           N/A             7.02%          03/03/97
   Portfolio
   Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets         -3.00%         -8.92%           -4.09%          12/21/95
   Fund
   Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund        -11.53%         -5.06%            3.66%          09/01/89

                                                                                                        10 Years
                                                                          1 Year         5 Years      to 12/31/2001    Date Fund
                           Sub-Account Option                          to 12/31/2001  to 12/31/2001  or Life of Fund   Effective
   ---------------------------------------------------------------------------------------------------------------------------------
   W&R Target Funds, Inc. - Asset Strategy Portfolio                     -11.04%          9.88%            8.23%          05/01/95
   W&R Target Funds, Inc. - Balanced Portfolio                            -7.08%          6.12%            7.91%          05/03/94
   W&R Target Funds, Inc. - Bond Portfolio                                 6.18%          5.24%            5.60%          07/13/87
   W&R Target Funds, Inc. - Core Equity Portfolio                        -15.94%          8.54%           11.42%          07/16/91
   W&R Target Funds, Inc. - Growth Portfolio                             -15.37%         11.20%           13.41%          07/13/87
   W&R Target Funds, Inc. - High Income Portfolio                          7.86%          2.37%            6.43%          07/13/87
   W&R Target Funds, Inc. - International Portfolio                      -23.17%          7.67%            7.45%          05/03/94
   W&R Target Funds, Inc. - Limited-Term Bond Portfolio                    7.90%          5.33%            5.37%          05/03/94
   W&R Target Funds, Inc. - Money Market Portfolio                         2.36%          3.60%            3.19%          07/13/87
   W&R Target Funds, Inc. - Science and Technology Portfolio             -12.98%           N/A            26.61%          04/04/97
   W&R Target Funds, Inc. - Small Cap Portfolio                           -3.12%         12.44%           15.53%          05/03/94
   W&R Target Funds, Inc. - Value Portfolio                                N/A             N/A             1.21%          05/01/01



The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT Nationwide Leaders Fund: Class III and GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, no sub-account performance is available.

The American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, and Janus Aspen Series - International Growth Portfolio: Service II Shares were added to the variable account on May 1, 2002. Therefore, no sub-account performance is available.



            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                            Page
General Information and History................................................1
Services.......................................................................1
Purchase of Securities Being Offered...........................................1
Underwriters...................................................................2
Calculations of Performance....................................................2
Annuity Payments...............................................................3
Condensed Financial Information................................................3

Financial Statements.........................................................156

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company that offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.


     AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS I
     Investment Objective: Capital growth. The Fund seeks to achieve its investment objective by investing in common stocks. Income is a secondary objective. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. The Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

     AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS I (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND CLASS III
     Investment Objective: Capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund managers intend to keep the Fund essentially fully invested regardless of the movement of the market generally.

     AMERICAN CENTURY VP ULTRA FUND: CLASS I
     Investment Objective: Capital growth by investing in common stocks of growing companies. The basis of the strategy used by the Fund is that, over the long term, stocks of companies with earnings and revenue growth have a greater than average chance to increase in value over time. This strategy looks for stocks of large companies with earnings and revenues that are not only growing, but growing at a successively faster or accelerating pace. Although most of the Fund's assets will be invested in U.S. companies, there is no limit on the amount of assets the Fund can invest in foreign companies. Most of the Fund's foreign investments are in companies located and doing business in developed countries.

     AMERICAN CENTURY VP VALUE FUND: CLASS I
     Investment Objective: Long-term capital growth; income is a secondary objective. The managers look for companies whose stock prices are less than they believe the company is worth. The managers attempt to purchase the stock of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total assets in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the Fund may invest a portion of its assets in equity securities, including common and preferred stock, convertible preferred stock and convertible debt securities.


CREDIT SUISSE TRUST
The Credit Suisse Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. Portfolios are managed by Credit Suisse Asset Management, LLC ("Credit Suisse").


     GLOBAL POST-VENTURE CAPITAL PORTFOLIO (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002)
     Investment Objective: Long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies considered to be in their post-venture capital stage of development. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either: (a) during the early stages of the company's existence or the early stages of the development of a new product or service; or (b) as part of a restructuring or recapitalization of the

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     company. The Portfolio will invest in at least three countries including the United States.


     INTERNATIONAL FOCUS PORTFOLIO (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002)
     Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Credit Suisse have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

     LARGE CAP VALUE PORTFOLIO (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1,
     2000)
     Investment Objective: Total return by investing primarily in equity securities of value companies that may or may not pay dividends.


DREYFUS INVESTMENT PORTFOLIOS
Dreyfus Investment Portfolios (the "Fund") is an open-end, management investment company known as a mutual fund. Shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. Individuals may not purchase shares directly from the Fund. The Dreyfus Corporation serves as the Fund's investment adviser.


     EUROPEAN EQUITY PORTFOLIO: INITIAL SHARES (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002)
     Investment Objective: Long-term capital growth. To pursue this goal, the Portfolio generally invests at least 80% of its total assets in stocks included within the universe of the 300 largest European companies. The Portfolio may invest up to 10% of its total assets in the stocks of non-European companies. The Portfolio's stock investments may include common stocks, preferred stocks and convertible securities.

     SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES
     Investment Objective: Seeks to match the performance of the Standard & Poor's SmallCap 600 Index. To pursue this goal, the Portfolio invests in a representative sample of stocks included in the S&P SmallCap 600 Index, and in futures whose performance is related to the Index, rather than attempt to replicate the Index. The Portfolio attempts to have a correlation between its performance and that of the Index of at least .95, before expenses. The Portfolio's investments are selected by a "sampling" process based on market capitalization, industry representation and other means. By using this sampling process, the Portfolio typically will not invest in all 600 stocks in the S&P SmallCap 600 Index.


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES
The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.
     Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES
The Dreyfus Stock Index Fund, Inc. is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly owned subsidiary of Mellon Bank, N.A., which is a wholly owned subsidiary of Mellon Bank Corporation.

     Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither


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     sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Variable Investment Fund is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation serves as the Fund's manager.

     APPRECIATION PORTFOLIO: INITIAL SHARES
     Investment Objective: Primarily to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers. Fayez Sarofim & Company serves as the sub-adviser and provides day-to-day management of the Portfolio.

FEDERATED INSURANCE SERIES
Federated Insurance Series (the "Trust"), an open-end management investment company, was established as a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Federated Investment Management Company serves as the investment adviser.


     FEDERATED QUALITY BOND FUND II: PRIMARY SHARES
     Investment Objective: Current income by investing in investment grade fixed income securities.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND
The Fidelity Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.


     VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS
     Investment Objective: Reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index. Normally invests at least 65% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.

     VIP GROWTH PORTFOLIO: SERVICE CLASS
     Investment Objective: Capital appreciation. Normally invests primarily in common stocks of companies the investment adviser believes have above-average growth potential (often called "growth" stocks).

     VIP HIGH INCOME PORTFOLIO: SERVICE CLASS
     Investment Objective: A high level of current income while also considering growth of capital. Normally invests at least 65% of total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.

     VIP OVERSEAS PORTFOLIO: SERVICE CLASS (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND SERVICE CLASS R
     Investment Objective: Long-term capital growth. Normally invests at least 65% of total assets in foreign securities, primarily in common stocks.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
The Fidelity Variable Insurance Products Fund II ("VIP II") is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.


     VIP II CONTRAFUND(R) PORTFOLIO: SERVICE CLASS
     Investment Objective: Long-term capital appreciation. Normally invests primarily in common stocks of companies whose value the Portfolio's investment adviser believes is not fully recognized by the public.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
The Fidelity Variable Insurance Products Fund III ("VIP III") is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and its portfolios.


     VIP III GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2002)
     Investment Objective: Capital growth. Normally invests primarily in common stocks, investing in both domestic and foreign issuers. Invests in either "growth" stocks or "value" stocks or both.

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     VIP III VALUE STRATEGIES PORTFOLIO: SERVICE CLASS
     Investment Objective: Capital appreciation. The Portfolio pursues its objective by investing primarily in common stocks.

GARTMORE VARIABLE INSURANCE TRUST
Gartmore Variable Insurance Trust (formerly, Nationwide Separate Account Trust) ("GVIT") is an open-end management investment company created under the laws of Massachusetts. GVIT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of GVIT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company, manages the assets of the Gartmore GVIT Emerging Markets Fund, Gartmore GVIT International Growth Fund, Gartmore GVIT Global Utilities Fund and Gartmore GVIT Global Financial Services Fund. The remaining assets of GVIT are managed by Gartmore Mutual Fund Capital Trust ("GMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

     COMSTOCK GVIT VALUE FUND: CLASS I
     Subadviser: Van Kampen Asset Management Inc.
     Investment Objective: Capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. Under normal market conditions, Van Kampen Asset Management Inc. seeks to achieve the Fund's investment objective by investing in a portfolio of equity securities, consisting principally of common stocks.

     DREYFUS GVIT MID CAP INDEX FUND: CLASS I
     Subadviser: The Dreyfus Corporation
     Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the Standard & Poor's MidCap 400 Index and in derivative instruments linked to the S&P 400. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

     FEDERATED GVIT HIGH INCOME BOND FUND: CLASS I
     Subadviser: Federated Investment Counseling
     Investment Objective: To provide high current income. Under normal conditions, the Fund invests at least 80% of the Fund's net assets in corporate bonds that are rated BBB or lower by a rating agency or that are unrated but of comparable quality. Such funds are commonly referred to as "junk bonds."

     GARTMORE GVIT EMERGING MARKETS FUND: CLASS I (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND CLASS III
     Subadviser: Gartmore Global Partners
     Investment Objective: Long term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies located in emerging market or developing countries or that derive a significant portion of their earnings or revenue from emerging market countries.

     GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND: CLASS III
     Subadviser: Gartmore Global Partners
     Investment Objective: Long-term capital growth. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies with business operations in the financial services sector. These companies will be economically tied to a number of countries throughout the world, including the United States.

     GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS III
     Investment Objective: Long-term capital appreciation. To achieve its objective, the Fund normally invests at least 80% of its assets in equity securities issued by U.S. and foreign companies engaged in the development, production, or distribution of products and services that have a health sciences orientation (those that focus on maintaining or improving one's quality of life). These companies will be economically tied to a number of countries throughout the world, including the United States.

     GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS I (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND CLASS III
     Investment Objective: Long term capital appreciation by investing under normal conditions at least 80% of its net assets in equity securities issued by companies with business operations in technology and communications and/or technology and communication related industries. These companies will be tied economically to a number of countries throughout the world, including the United States.

     GARTMORE GVIT GLOBAL UTILITIES FUND: CLASS III
     Subadviser: Gartmore Global Partners
     Investment Objective: Long-term capital growth. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies with business operations in the utilities sector. These companies will be economically tied to a number of countries throughout the world, including the United States.

     GARTMORE GVIT GOVERNMENT BOND FUND:
     CLASS I
     Investment Objective: Seeks as high a level of income as is consistent with the preservation of capital. Under normal conditions, the Fund invests at least 80% of its net assets in U.S. government and agency bonds, bills and notes. The duration of the Fund will typically be four to six years.

     GARTMORE GVIT GROWTH FUND: CLASS I
     Investment Objective: Long-term capital appreciation. The Fund invests primarily in large capitalization companies. The Fund looks for companies whose earnings are expected to grow faster than other companies in the market.

     GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS I (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND CLASS III
     Subadviser: Gartmore Global Partners
     Investment Objective: Long term capital growth by investing primarily in equity securities of companies in Europe, Australia, the Far East and other regions, including developing countries.

     GARTMORE GVIT INVESTOR DESTINATIONS FUNDS

          GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND
          Investment Objective: To maximize total investment return by seeking income and, secondarily, long term growth of capital. The Fund invests in a target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S. stocks, 5% international stocks, 35% bonds, and 45% short-term investments.

          GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND Investment Objective: To maximize total investment return by seeking income and, secondarily, growth of capital. The Fund invests in a target allocation mix of 20% large cap U.S. stocks, 10% mid cap U.S. stocks, 10% international stocks, 35% bonds, and 25% short-term investments.

          GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND
          Investment Objective: To maximize total investment return by seeking growth of capital and income. The Fund invests in a target allocation mix of 30% large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S. stocks, 15% international stocks, 25% bonds, and 15% short-term investments.

          GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND Investment Objective: To maximize total investment return primarily by seeking growth of capital, but also income. The Fund invests in a target allocation mix of 35% large cap U.S. stocks, 15% mid cap U.S. stocks, 5% small cap U.S. stocks, 25% international stocks, 15% bonds, and 5% short-term investments.

          GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND
          Investment Objective: To maximize total investment return primarily by seeking growth of capital. The Fund invests in a target allocation mix of 40% large cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S. stocks, 30% international funds, and 5% bonds.

     GARTMORE GVIT MONEY MARKET FUND: CLASS I
     Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market obligations maturing in 397 days or less.

     GARTMORE GVIT NATIONWIDE LEADERS FUND: CLASS III
     Investment Objective: High total return from a concentrated portfolio of U.S. securities. To achieve its objective, the Fund typically invests at least 80% of its net assets in equity securities, primarily in common stocks and convertible securities of U.S. leaders. A U.S. leader is a company with a strong and improving franchise that is well positioned to take advantage of opportunities in the marketplace. The Fund typically invests in a core group of 20 to 30 common stocks of large capitalization companies.

     GARTMORE GVIT TOTAL RETURN FUND: CLASS I
     Investment Objective: Seeks total return through a flexible combination of capital appreciation and current income. The Fund invests primarily in common stocks and convertible securities.

     GARTMORE GVIT U.S. GROWTH LEADERS FUND: CLASS III
     Investment Objective: Long-term capital growth. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities of U.S. growth leaders. The Fund will invest in companies whose earnings are expected to grow faster than other companies in the market. The Fund typically invests in a core group of 20 to 30 common stocks of large capitalization companies.

     GARTMORE GVIT WORLDWIDE LEADERS FUND: CLASS I
     Subadviser: Gartmore Global Partners
     Investment Objective: Long-term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies located throughout the world considered to be leaders.

     GVIT SMALL CAP GROWTH FUND: CLASS I
     Subadvisers: Neuberger Berman, LLC and Waddell & Reed Investment Management Company
     Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known as small cap companies. Under normal conditions, the Fund will invest at least 80% of its net assets in the equity securities of small cap companies.

     GVIT SMALL CAP VALUE FUND: CLASS I (FORMERLY, NATIONWIDE SMALL CAP VALUE
     FUND)
     Subadviser: The Dreyfus Corporation
     Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index. The Fund will invest in stocks of U.S. and foreign companies which the portfolio managers believe qualify as "value" companies.

     GVIT SMALL COMPANY FUND: CLASS I
     Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Gartmore Global Partners, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company
     Investment Objective: Long-term growth of capital. Under normal conditions, the Fund will invest at least 80% of its net assets in equity securities issued by small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

     J.P. MORGAN GVIT BALANCED FUND: CLASS I
     Subadviser: J.P. Morgan Investment Management, Inc.
     Investment Objective: A high total return from a diversified portfolio of equity and fixed income securities. Under normal conditions, the Fund invests approximately 50% of its net assets in equity securities and 30% of its net assets in fixed income securities (including U.S. government corporate, mortgage-backed and asset-backed securities). The equity securities held by the Fund generally are common stocks of large and medium sized companies included in the Standard & Poor's 500 Index.

     MAS GVIT MULTI SECTOR BOND FUND: CLASS I
     Subadviser: Miller, Anderson & Sherrerd, LLP
     Investment Objective: Primarily seeks above average total return over a market cycle of three to five years. The Fund invests in a diversified portfolio of U.S. and foreign fixed income securities, including high yield securities (commonly referred to as "junk bonds") and emerging markets securities.

     NATIONWIDE GVIT STRATEGIC VALUE FUND: CLASS I (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2000)
     Subadviser: Strong Capital Management Inc.
     Investment Objective: Primarily long-term capital appreciation. The Fund invests primarily in common stocks of medium and large-size companies. The subadviser selects stocks of companies that have attractive growth prospects, but are believed to be underpriced. To a limited extent, the Fund may also invest in foreign securities.

     STRONG GVIT MID CAP GROWTH FUND: CLASS I
     Subadviser: Strong Capital Management Inc.
     Investment Objective: Capital growth by focusing on common stocks of U.S. and foreign companies that the subadviser believes are reasonably priced and have above-average growth potential. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by mid capitalization companies.

     TURNER GVIT GROWTH FOCUS FUND: CLASS I (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND CLASS III (ONLY AVAILABLE FOR CONTRACTS ISSUED PRIOR TO JANUARY 25, 2002)
     Subadviser: Turner Investment Partners, Inc.
     Investment Objective: Long term capital appreciation by investing primarily in U.S. common stocks, ADRs and foreign companies that demonstrate strong earnings growth potential. The Fund is non-diversified and typically focuses its investments in a core group of 15 to 30 common stocks.


JANUS ASPEN SERIES
The Janus Aspen Series is an open-end management investment company whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance policies, as well as certain qualified retirement plans. Janus Capital Corporation serves as investment adviser to each Portfolio.

     CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES
     Investment Objective: Long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.


     GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND SERVICE II SHARES Investment Objective: Long-term growth of capital. Under normal circumstances, the portfolio invests at least 80% of its net assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. It implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential.

     INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND SERVICE II SHARES Investment Objective: Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT")
Neuberger Berman AMT is an open-end, diversified management investment company that offers its portfolios in connection with variable annuity contracts and variable life insurance policies, and certain qualified plans. Prior to May 1, 2000, the portfolios invested through a two-tier master/feeder structure, whereby each portfolio invested its assets in another fund that served as a corresponding "master series;" the master series invested in securities. Effective May 1, 2000, the portfolios converted to a conventional one-tier structure, whereby each portfolio holds its securities directly. Neuberger Berman Management Inc. is the investment adviser.

     GUARDIAN PORTFOLIO
     Investment Objective: Long-term capital growth, with current income as a secondary objective. The Portfolio pursues these goals by investing mainly in common stocks of large-capitalization companies.

     MID-CAP GROWTH PORTFOLIO
     Investment Objective: Capital growth. The Portfolio pursues this goal by investing mainly in common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries and seek to reduce risk by diversifying among many companies, industries and sectors.

     PARTNERS PORTFOLIO
     Investment Objective: Capital growth. The Portfolio pursues its goal by investing mainly in common stocks of mid- to large-capitalization companies.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
The Oppenheimer Variable Account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the investment adviser.


     OPPENHEIMER AGGRESSIVE GROWTH FUND/VA: INITIAL CLASS
     Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.


     OPPENHEIMER CAPITAL APPRECIATION FUND/VA: INITIAL CLASS
     Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

     OPPENHEIMER GLOBAL SECURITIES FUND/VA: INITIAL CLASS
     Investment Objective: Long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special appreciation possibilities. These securities may be considered speculative.

     OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA: INITIAL CLASS
     Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.


STRONG OPPORTUNITY FUND II, INC.
The Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a mutual fund. The Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management, Inc. is the investment adviser for the Fund.
     Investment Objective: Capital appreciation through investments in a diversified portfolio of equity securities.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
The Universal Institutional Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.


     EMERGING MARKETS DEBT PORTFOLIO
     Investment Objective: High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Morgan Stanley Investment Management Inc., which does business in certain instances using the name Van Kampen, is the Portfolio's investment adviser.

     MID CAP GROWTH PORTFOLIO (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1,
     2002)
     Investment Objective: Long-term capital growth by investing primarily in common stocks and other equity securities of U.S. mid cap companies and, to a limited extent, foreign companies. The adviser selects issues from a universe comprised of mid-cap companies, most with market capitalizations of generally less than $35 billion Morgan Stanley Investment Management Inc., which does business in certain instances using the name Van Kampen, is the Portfolio's investment adviser.

     U. S. REAL ESTATE PORTFOLIO
     Investment Objective: Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts. Morgan Stanley Investment Management Inc., which does business in certain instances using the name Van Kampen, is the Portfolio's investment adviser.


VAN ECK WORLDWIDE INSURANCE TRUST
Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of insurance companies to fund the benefits of variable life insurance policies and variable annuity contracts. The investment advisor and manager is Van Eck Associates Corporation.

     WORLDWIDE EMERGING MARKETS FUND (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1,
     2002)
     Investment Objective: Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

     WORLDWIDE HARD ASSETS FUND (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1,
     2002)
     Investment Objective: Long-term capital appreciation by investing primarily in "Hard Asset Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.


W&R TARGET FUNDS, INC.
The Fund is an open-end, diversified management company organized as a Maryland corporation on December 2, 1986. The Fund sells its shares only to the separate accounts of participating insurance companies to fund certain variable life insurance policies and variable annuity contracts. Waddell & Reed Investment Management Company is the Fund's investment adviser.

     ASSET STRATEGY PORTFOLIO
     Investment Objective: High total return over the long-term. The Portfolio seeks to achieve its goal by allocating its assets among stocks, bonds and short-term instruments, both in the United States and abroad.

     BALANCED PORTFOLIO
     Investment Objective: Primarily, current income, with a secondary goal of long-term appreciation of capital. The Portfolio invests primarily in a mix of stocks, fixed-income securities and cash, depending on market conditions.

     BOND PORTFOLIO
     Investment Objective: A reasonable return with emphasis on preservation of capital. The Portfolio seeks to achieve its goal by investing primarily in domestic debt securities, usually of investment grade.

     CORE EQUITY PORTFOLIO
     Investment Objective: Capital growth and income. The Portfolio seeks to achieve its goals by investing primarily in common stocks of large U.S. and foreign companies that have the potential for capital appreciation, or are expected to resist market decline.

     GROWTH PORTFOLIO
     Investment Objective: Capital growth, with a secondary goal of current income. The Portfolio seeks to achieve its goal by investing primarily in common stocks of U.S. and foreign companies.

     HIGH INCOME PORTFOLIO
     Investment Objective: Primarily, high current income with a secondary goal of capital growth. The Portfolio seeks to achieve its goals by investing primarily in high-yield, high-risk, fixed-income securities of U.S. and foreign issuers, the risks of which are consistent with the Portfolio's goals.

     INTERNATIONAL PORTFOLIO
     Investment Objective: Primarily, long-term appreciation of capital, with a secondary goal of current income. The Portfolio seeks to achieve its goals by investing primarily in common stocks of foreign companies that may have the potential for long-term growth.


     LIMITED-TERM BOND PORTFOLIO
     Investment Objective: A high level of current income consistent with preservation of capital. The Portfolio seeks to achieve its goal by investing primarily in investment-grade debt securities of U.S. issuers, including U.S. Government securities, with an average portfolio maturity of 2 to 5 years.


     MONEY MARKET PORTFOLIO
     Investment Objective: Current income consistent with stability of principal. The Portfolio seeks to achieve it goal by investing in U.S. dollar-denominated high quality money market obligations and instruments.

     SCIENCE AND TECHNOLOGY PORTFOLIO
     Investment Objective: Long-term capital growth. The Portfolio seeks to achieve its goals by concentrating its investments primarily in equity securities of U.S. and foreign science and technology companies.

     SMALL CAP PORTFOLIO
     Investment Objective: Capital growth. The Portfolio seeks to achieve its goal by investing primarily in common stocks of companies that are relatively new or unseasoned, companies in their early stages of development, or smaller companies positioned in new or in emerging industries where the opportunity for rapid growth is above average.

     VALUE PORTFOLIO
     Investment Objective: Long-term capital appreciation of capital by investing, during normal market conditions, primarily in the stocks of large U.S. and foreign companies that are undervalued relative to the true worth of the company.

APPENDIX B: CONDENSED FINANCIAL INFORMATION (BOA)


--------------------------------------------------------------------------------
The following tables list the Condensed Financial Information (the accumulation unit values for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 1.20%) and contracts with all available optional benefits available on December 31, 2001 (the maximum variable account charge of 2.30%). Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contracts, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:


                   CALLING: 1-800-848-6331, TDD 1-800-238-3035


                   WRITING: Nationwide Life Insurance Company
                            One Nationwide Plaza, RR1-04-F4
                            Columbus, Ohio 43215

--------------------------------------------------------------------------------

                NO OPTIONAL BENEFITS ELECTED (TOTAL 1.20%) (BOA)
                   (VARIABLE ACCOUNT CHARGES OF 1.20% OF THE
                    DAILY NET ASSETS OF THE VARIABLE ACCOUNT)


UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                 12.802086           11.591056          -9.46%           1,377,248            2001
Variable Portfolios,             14.495483           12.802086         -11.68%           1,188,175            2000
Inc. - American Century          12.431326           14.495483          16.60%             435,194            1999
VP Income & Growth Fund:         10.000000           12.431326          24.31%               2,542            1998
Class I - Q/NQ

American Century                 14.524713           10.162935         -30.03%           1,961,011            2001
Variable Portfolios,             17.674116           14.524713         -17.82%           1,524,024            2000
Inc. - American Century          10.904652           17.674116          62.08%             800,500            1999
VP International Fund:           10.000000           10.904652           9.05%                 223            1998
Class I - Q/NQ

American Century                 13.147862           14.654697          11.46%           1,702,310            2001
Variable Portfolios,             11.263216           13.147862          16.73%             562,778            2000
Inc. - American Century          11.497731           11.263216          -2.04%             182,255            1999
VP Value Fund: Class I -         10.000000           11.497731          14.98%               1,309            1998
Q/NQ

Credit Suisse Trust -            16.482534           11.620449         -29.50%              22,334            2001
Global Post-Venture              20.579437           16.482534         -19.91%              28,615            2000
Capital Portfolio - Q/NQ         12.739606           20.579437          61.54%              42,065            1999
                                 10.000000           12.739606          27.40%                   3            1998

Credit Suisse Trust -            11.989196            9.206014         -23.21%              31,201            2001
International Focus              16.374564           11.989196         -26.78%              46,141            2000
Portfolio - Q/NQ                 10.801619           16.374564          51.29%             324,270            1999
                                 10.000000           10.801619           8.02%                   0            1998

UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -            13.203287           13.167262          -0.27%              93,872            2001
Large Cap Value                  12.269490           13.203287           7.61%             100,945            2000
Portfolio - Q/NQ                 11.688738           12.269490           4.97%              41,592            1999
                                 10.000000           11.688738          16.89%                  25            1998

Dreyfus Investment               12.481806            8.862400         -29.00%             175,498            2001
Portfolios - European            12.890242           12.481806          -3.17%             292,466            2000
Equity Portfolio:                10.000000           12.890242          28.90%               9,109            1999
Initial Shares - Q/NQ

The Dreyfus Socially             14.414394           11.025487         -23.51%             770,125            2001
Responsible Growth Fund,         16.397708           14.414394         -12.10%             794,428            2000
Inc.: Initial Shares -           12.758878           16.397708          28.52%             267,898            1999
Q/NQ                             10.000000           12.758878          27.59%               3,023            1998

Dreyfus Stock Index              13.209188           11.460136         -13.24%           6,231,637            2001
Fund, Inc.: Initial              14.736468           13.209188         -10.36%           5,480,063            2000
Shares - Q/NQ                    12.367188           14.736468          19.16%           2,643,256            1999
                                 10.000000           12.367188          23.67%              29,704            1998

Dreyfus Variable                 13.195948           11.823034         -10.40%             803,464            2001
Investment Fund                  13.442893           13.195948          -1.84%             644,953            2000
-Appreciation Portfolio:         12.207586           13.442893          10.12%             375,791            1999
Initial Shares - Q/NQ            10.000000           12.207586          22.08%               3,300            1998

Federated Insurance              10.684388           11.401464           6.71%           2,254,148            2001
Series - Federated                9.790385           10.684388           9.13%             924,949            2000
Quality Bond Fund II:            10.000000            9.790385          -2.10%              93,080            1999
Primary Shares - Q/NQ

Fidelity VIP                     13.313013           12.483021          -6.23%           3,313,379            2001
Equity-Income Portfolio:         12.440601           13.313013           7.01%           2,161,872            2000
Service Class - Q/NQ             11.850451           12.440601           4.98%             927,286            1999
                                 10.000000           11.850451          18.50%               4,750            1998

Fidelity VIP Growth              15.512519           12.608518         -18.72%           5,367,579            2001
Portfolio: Service Class         17.653733           15.512519         -12.13%           4,474,920            2000
- Q/NQ                           13.015101           17.653733          35.64%           1,970,612            1999
                                 10.000000           13.015101          30.15%              10,429            1998

Fidelity VIP High Income          8.478210            7.379494         -12.96%           1,809,746            2001
Portfolio: Service Class         11.087928            8.478210         -23.54%           1,428,006            2000
- Q/NQ                           10.384114           11.087928           6.78%           2,068,984            1999
                                 10.000000           10.384114           3.84%               2,242            1998

UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas            12.702222            9.879361         -22.22%           1,245,153            2001
Portfolio: Service Class         15.900927           12.702222         -20.12%             976,921            2000
- Q/NQ                           11.296846           15.900927          40.76%             542,691            1999
                                 10.000000           11.296846          12.97%               4,196            1998

Fidelity VIP II                  14.247834           12.335838         -13.42%           2,560,723            2001
Contrafund(R) Portfolio:         15.457984           14.247834          -7.83%           2,464,577            2000
Service Class - Q/NQ             12.602507           15.457984          22.66%           1,033,897            1999
                                 10.000000           12.602507          26.03%              12,360            1998

Fidelity VIP III Growth          10.463173            8.844341         -15.47%             744,505            2001
Opportunities Portfolio:         12.785954           10.463173         -18.17%             831,500            2000
Service Class - Q/NQ             12.421717           12.785954           2.93%             708,815            1999
                                 10.000000           12.421717          24.22%               2,339            1998

GVIT Comstock GVIT Value         12.331560           10.702140         -13.21%             219,542            2001
Fund: Class I - Q/NQ             13.963829           12.331560         -11.69%             242,410            2000
                                 11.927845           13.963829          17.07%              36,537            1999
                                 10.000000           11.927845          19.28%               1,552            1998

GVIT Dreyfus GVIT Mid            16.670157           16.253946          -2.50%             774,456            2001
Cap Index Fund: Class I          14.644558           16.670157          13.83%             500,113            2000
- Q/NQ                           12.257790           14.644558          19.47%              61,967            1999
                                 10.000000           12.257790          22.58%                   0            1998

GVIT Federated GVIT High          9.755865           10.044539           2.96%           1,162,748            2001
Income Bond Fund: Class          10.764664            9.755865          -9.37%             309,375            2000
I - Q/NQ                         10.558563           10.764664           1.95%             156,778            1999
                                 10.000000           10.558563           5.59%               1,173            1998

GVIT Gartmore GVIT                8.686950            8.137235          -6.33%             102,549            2001
Emerging Markets Fund:           10.000000            8.686950         -13.13%                  77            2000
Class I - Q/NQ

GVIT Gartmore GVIT                6.000048            3.395066         -43.42%             263,235            2001
Global Technology and            10.000000            6.000048         -40.00%              12,804            2000
Communications Fund:
Class I - Q/NQ

GVIT Gartmore GVIT               10.914977           11.565612           5.96%           3,831,848            2001
Government Bond Fund:             9.816007           10.914977          11.20%           2,634,608            2000
Class I - Q/NQ                   10.174058            9.816007          -3.52%           1,189,269            1999
                                 10.000000           10.174058           1.74%               1,182            1998

UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT                9.268169            6.580071         -29.00%             593,660            2001
Growth Fund: Class I -           12.767993            9.268169         -27.41%             557,986            2000
Q/NQ                             12.392954           12.767993           3.03%             480,900            1999
                                 10.000000           12.392954          23.93%               2,759            1998

GVIT Gartmore GVIT                9.222891            6.500996         -29.51%              24,662            2001
International Growth             10.000000            9.222891          -7.77%               3,925            2000
Fund: Class I - Q/NQ

GVIT Gartmore GVIT Money         10.989031           11.247642           2.35%          31,961,986            2001
Market Fund: Class I* -          10.489614           10.989031           4.76%          22,585,655            2000
Q/NQ                             10.126097           10.489614           3.59%           5,999,270            1999
                                 10.000000           10.126097           1.26%              48,756            1998

GVIT Gartmore GVIT Total         12.230458           10.654646         -12.88%           1,127,792            2001
Return Fund: Class I  -          12.646339           12.230458          -3.29%           1,021,191            2000
Q/NQ                             11.968910           12.646339           5.66%             713,183            1999
                                 10.000000           11.968910          19.69%               2,684            1998

GVIT Gartmore GVIT               12.359900            9.913802         -19.79%             315,347            2001
Worldwide Leaders Fund:          14.267173           12.359900         -13.37%             257,370            2000
Class I- Q/NQ                    11.747364           14.267173          21.45%             131,977            1999
                                 10.000000           11.747364          17.47%                   0            1998



GVIT GVIT Small Cap              16.846010           14.838618         -11.92%             543,093            2001
Growth Fund: Class I -           20.338511           16.846010         -17.17%             361,192            2000
Q/NQ                             10.000000           20.338511         103.39%              38,228            1999



GVIT GVIT Small Cap              17.466310           22.134881          26.73%           1,305,574            2001
Value Fund: Class I -            15.896867           17.466310           9.87%             647,487            2000
Q/NQ                             12.586199           15.896867          26.30%             221,427            1999
                                 10.000000           12.586199          25.86%               3,627            1998

GVIT GVIT Small Company          18.398225           16.957444          -7.83%           1,648,019            2001
Fund Class I - Q/NQ              17.099098           18.398225           7.60%             916,002            2000
                                 12.016781           17.099098          42.29%             643,635            1999
                                 10.000000           12.016781          20.17%                   3            1998

GVIT J.P. Morgan GVIT            10.570325           10.059016          -4.84%             913,987            2001
Balanced Fund: Class I -         10.735723           10.570325          -1.54%             629,982            2000
Q/NQ                             10.772545           10.735723          -0.34%             198,591            1999
                                 10.000000           10.772545           7.73%                 844            1998

* The 7 day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2001 was 0.18%.

UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT MAS GVIT Multi              10.972282           11.293959           2.93%             810,790            2001
Sector Bond Fund: Class          10.510552           10.972282           4.39%             752,806            2000
I - Q/NQ                         10.475252           10.510552           0.34%             319,555            1999
                                 10.000000           10.475252           4.75%               1,706            1998

GVIT Nationwide GVIT             12.704964           12.142851          -4.42%              78,698            2001
Strategic Value Fund:            11.949113           12.704964           6.33%             103,163            2000
Class I - Q/NQ                   12.477330           11.949113          -4.23%              25,168            1999
                                 10.000000           12.477330          24.77%                 853            1998

GVIT Strong GVIT Mid Cap         19.022019           13.096398         -31.15%             548,573            2001
Growth Fund: Class I -           22.750997           19.022019         -16.39%             584,573            2000
Q/NQ                             12.463581           22.750997          82.54%             154,804            1999
                                 10.000000           12.463581          24.64%                   0            1998

GVIT Turner GVIT Growth           6.325751            3.810112         -39.77%             192,752            2001
Focus Fund: Class I -            10.000000            6.325751         -33.74%               5,700            2000
Q/NQ

Janus Aspen Series -              8.145127            6.290120         -22.77%           3,326,994            2001
Capital Appreciation             10.000000            8.145127         -18.55%           3,201,547            2000
Portfolio: Service
Shares - Q/NQ

Janus Aspen Series -              6.509446            4.030994         -38.07%           3,050,682            2001
Global Technology                10.000000            6.509446         -34.91%           2,408,388            2000
Portfolio: Service
Shares - Q/NQ

Janus Aspen Series -              8.181886            6.189198         -24.35%           3,768,139            2001
International Growth             10.000000            8.181886         -18.18%           3,150,414            2000
Portfolio: Service
Shares - Q/NQ

Neuberger Berman AMT             13.965623           13.589004          -2.70%             642,504            2001
Guardian Portfolio - Q/NQ        13.976229           13.965623          -0.08%             410,175            2000
                                 12.307946           13.976229          13.55%             266,985            1999
                                 10.000000           12.307946          23.08%                  29            1998

Neuberger Berman AMT             19.049729           14.181298         -25.56%             921,742            2001
Mid-Cap Growth Portfolio         20.834304           19.049729          -8.57%             940,721            2000
- Q/NQ                           13.702754           20.834304          52.04%             237,451            1999
                                 10.000000           13.702754          37.03%               1,744            1998

UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT             12.477284           11.978104          -4.00%             392,485            2001
Partners Portfolio - Q/NQ        12.539993           12.477284          -0.50%             356,507            2000
                                 11.821068           12.539993           6.08%             175,689            1999
                                 10.000000           11.821068          18.21%               2,787            1998

Oppenheimer Variable             20.620784           14.001802         -32.10%             711,960            2001
Account Funds -                  23.512658           20.620784         -12.30%             817,893            2000
Oppenheimer Aggressive           12.961315           23.512658          81.41%             773,085            1999
Growth Fund/VA: Initial          10.000000           12.961315          29.61%               1,430            1998
Class - Q/NQ

Oppenheimer Variable             17.594890           15.196200         -13.63%           1,706,049            2001
Account Funds -                  17.848621           17.594890          -1.42%           1,264,215            2000
Oppenheimer Capital              12.752843           17.848621          39.96%             340,977            1999
Appreciation Fund/VA:            10.000000           12.752843          27.53%               2,544            1998
Initial Class - Q/NQ

Oppenheimer Variable              9.521827            8.274485         -13.10%           2,345,578            2001
Account Funds -                  10.000000            9.521827          -4.78%             481,891            2000
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ

Oppenheimer Variable             13.168121           11.687410         -11.24%           1,708,365            2001
Account Funds -                  14.609212           13.168121          -9.86%           1,567,021            2000
Oppenheimer Main Street          12.149185           14.609212          20.25%             456,564            1999
Growth & Income Fund/VA:         10.000000           12.149185          21.49%               2,746            1998
Initial Class - Q/NQ

Strong Opportunity Fund           9.776003            9.321492          -4.65%           1,880,772            2001
II, Inc. - Q/NQ                  10.000000            9.776003          -2.24%             515,567            2000

The Universal                    16.037786           17.444590           8.77%             102,752            2001
Institutional Funds,             14.572201           16.037786          10.06%             150,694            2000
Inc. - Emerging Markets          11.400149           14.572201          27.82%              32,833            1999
Debt Portfolio - Q/NQ            10.000000           11.400149          14.00%                 593            1998

The Universal                     8.620055            6.019598         -30.17%             115,297            2001
Institutional Funds,             10.000000            8.620055         -13.80%             198,532            2000
Inc. - Mid Cap Growth
Portfolio - Q/NQ

UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                    12.974262           14.079160           8.52%             774,631            2001
Institutional Funds,             12.479280           12.974262           3.97%             548,587            2000
Inc. - U.S. Real Estate
Portfolio - Q/NQ

Van Eck Worldwide                13.755231           13.343009          -3.00%             272,169            2001
Insurance Trust -                23.947713           13.755231         -42.56%             221,890            2000
Worldwide Emerging               12.101814           23.947713          97.89%             172,512            1999
Markets Fund - Q/NQ              10.000000           12.101814          21.02%               2,036            1998

Van Eck Worldwide                13.923943           12.319065         -11.53%             114,671            2001
Insurance Trust -                12.649846           13.923943          10.07%              81,053            2000
Worldwide Hard Assets            10.581149           12.649846          19.55%              61,589            1999
Fund - Q/NQ                      10.000000           10.581149           5.81%                   0            1998




The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio: Initial Shares was added to the variable account on September 27, 1999. Therefore the Condensed Financial Information for 1999 reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account on September 25, 2000. Therefore the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT

Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, and Janus Aspen Series - International Growth Portfolio: Service II Shares were added to the variable account on May 1, 2002. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.30%)
                    (VARIABLE ACCOUNT CHARGES OF 2.30% OF THE
                    DAILY NET ASSETS OF THE VARIABLE ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                 8.981451            8.040690         -10.47%                   0            2001
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ

American Century                 8.455758            5.850111         -30.82%                   0            2001
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ

American Century                11.757218           12.957957          10.21%                   0            2001
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ

Credit Suisse Trust -            7.469344            5.206837         -30.29%                   0            2001
Global Post-Venture
Capital Portfolio -
Q/NQ

Credit Suisse Trust -            7.595986            5.767191         -24.08%                   0            2001
International Focus
Portfolio - Q/NQ

Credit Suisse Trust -           11.292685           11.135746          -1.39%                   0            2001
Large Cap Value
Portfolio - Q/NQ

Dreyfus Investment               9.655180            6.778500         -29.79%                   0            2001
Portfolios - European
Equity Portfolio:
Initial Shares - Q/NQ

The Dreyfus Socially             8.808475            6.661935         -24.37%                   0            2001
Responsible Growth Fund
Inc.: Initial Shares -
Q/NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Stock Index              9.045619            7.759868         -14.21%                   0            2001
Fund, Inc.: Initial
Shares - Q/NQ

Dreyfus Variable                 9.750036            8.637742         -11.41%                   0            2001
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ

Federated Insurance             10.873335           11.473264           5.52%                   0            2001
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ

Fidelity VIP                    10.977883           10.178129          -7.29%                   0            2001
Equity-Income
Portfolio: Service
Class - Q/NQ

Fidelity VIP Growth              8.560720            6.880032         -19.63%                   0            2001
Portfolio: Service
Class - Q/NQ

Fidelity VIP High                7.694489            6.622272         -13.93%                   0            2001
Income Portfolio:
Service Class - Q/NQ

Fidelity VIP Overseas            8.279284            6.367092         -23.10%                   0            2001
Portfolio: Service
Class - Q/NQ

Fidelity VIP II                  9.120941            7.808446         -14.39%                   0            2001
Contrafund(R) Portfolio:
Service Class - Q/NQ

Fidelity VIP III Growth          8.382707            7.006289         -16.42%                   0            2001
Opportunities
Portfolio: Service
Class - Q/NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Comstock GVIT               8.512121            7.304567         -14.19%                   0            2001
Value Fund: Class I -
Q/NQ

GVIT Dreyfus GVIT Mid           11.065553           10.668287          -3.59%                   0            2001
Cap Index Fund: Class I
- Q/NQ

GVIT Federated GVIT              9.098723            9.263026           1.81%                   0            2001
High Income Bond Fund:
Class I - Q/NQ

GVIT Gartmore GVIT               8.663506            8.024173          -7.38%                   0            2001
Emerging Markets Fund:
Class I - Q/NQ

GVIT Gartmore GVIT               5.983787            3.347746         -44.05%                   0            2001
Global Technology and
Communications Fund:
Class I - Q/NQ

GVIT Gartmore GVIT              11.052137           11.579917           4.78%                   0            2001
Government Bond Fund:
Class I - Q/NQ

GVIT Gartmore GVIT               7.342265            5.154198         -29.80%                   0            2001
Growth Fund: Class I-
Q/NQ

GVIT Gartmore GVIT               9.198060            6.410737         -30.30%                   0            2001
International Growth
Fund: Class I - Q/NQ

GVIT Gartmore GVIT              10.360104           10.485212           1.21%                   0            2001
Money Market Fund:
Class I * - Q/NQ

* The 7 day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2001 was -0.92%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               9.865373            8.497928         -13.86%                   0            2001
Total Return Fund:
Class I - Q/NQ

GVIT Gartmore GVIT               8.742303            6.933473         -20.69%                   0            2001
Worldwide Leaders Fund:
Class I - Q/NQ

GVIT GVIT Small Cap              7.730647            6.733016         -12.90%                   0            2001
Growth Fund: Class I -
Q/NQ

GVIT GVIT Small Cap             10.981823           13.761240          25.31%                   0            2001
Value Fund: Class I -
Q/NQ

GVIT GVIT Small Company         10.029013            9.139971          -8.86%                   0            2001
Fund: Class I - Q/NQ

GVIT J.P. Morgan GVIT            9.759455            9.183323          -5.90%                   0            2001
Balanced Fund: Class I
- Q/NQ

GVIT MAS GVIT Multi             10.404143           10.589296           1.78%                   0            2001
Sector Bond Fund: Class
I - Q/NQ

GVIT Nationwide GVIT            10.688003           10.100638          -5.50%                   0            2001
Strategic Value Fund:
Class I - Q/NQ

GVIT Strong GVIT Mid             7.653794            5.210269         -31.93%                   0            2001
Cap Growth Fund: Class
I - Q/NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Turner GVIT Growth          6.308584            3.757005         -40.45%                   0            2001
Focus Fund: Class I -
Q/NQ

Janus Aspen Series -             8.061516            6.155704         -23.64%                   0            2001
Capital Appreciation
Portfolio: Service
Shares - Q/NQ

Janus Aspen Series -             6.442503            3.944669         -38.77%                   0            2001
Global Technology
Portfolio: Service
Shares - Q/NQ

Janus Aspen Series -             8.097850            6.056891         -25.20%                   0            2001
International Growth
Portfolio: Service
Shares - Q/NQ

Neuberger Berman AMT            10.079498            9.697779          -3.79%                   0            2001
Guardian Portfolio -
Q/NQ

Neuberger Berman AMT             8.267999            6.085849         -26.39%                   0            2001
Mid-Cap Growth
Portfolio - Q/NQ

Neuberger Berman AMT            10.021444            9.512666          -5.08%                   0            2001
Partners Portfolio -
Q/NQ

Oppenheimer Variable             7.613945            5.111912         -32.86%                   0            2001
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ

Oppenheimer Variable             9.724617            8.304638         -14.60%                   0            2001
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable             9.451634            8.121332         -14.07%                   0            2001
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ

Oppenheimer Variable             8.958418            7.861953         -12.24%                   0            2001
Account Funds -
Oppenheimer Main Street
Growth & Income
Fund/VA: Initial Class
- Q/NQ

Strong Opportunity Fund          9.726047            9.149058          -5.93%                   0            2001
II, Inc. - Q/NQ

The Universal                   10.914229           11.738698           7.55%                   0            2001
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - Q/NQ

The Universal                    8.556411            5.908033         -30.95%                   0            2001
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio - Q/NQ

The Universal                   12.137171           13.023285           7.30%                   0            2001
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio - Q/NQ

Van Eck Worldwide                5.624474            5.394698          -4.09%                   0            2001
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

Van Eck Worldwide               10.791606            9.440746         -12.52%                   0            2001
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio: Initial Shares was added to the variable account on September 27, 1999. Therefore the Condensed Financial Information for 1999 reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account on September 25, 2000. Therefore the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Natioinwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, and Janus Aspen Series - International Growth Portfolio: Service II Shares were added to the variable account on May 1, 2002. Therefore, no Condensed Financial Information is available.

APPENDIX B: CONDENSED FINANCIAL INFORMATION (WADDELL & REED)


--------------------------------------------------------------------------------
The following tables list the Condensed Financial Information (the accumulation unit values for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 1.20%) and contracts with all available optional benefits available on December 31, 2001 (the maximum variable account charge of 2.30%). Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contracts, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:


                   CALLING: 1-866-221-1100, TDD 1-800-238-3035

                   WRITING: Nationwide Life Insurance Company
                            P.O. Box 182449
                            Columbus, Ohio 43218-2449

                   CHECKING ON-LINE AT:  www.waddell.com
--------------------------------------------------------------------------------



                   NO OPTIONAL BENEFITS ELECTED (TOTAL 1.20%)
             (WADDELL & REED) (VARIABLE ACCOUNT CHARGES OF 1.20% OF
                  THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)


UNDERLYING MUTUAL FUND     ACCUMULATION       ACCUMULATION UNIT    PERCENT CHANGE IN   NUMBER OF           YEAR
                           UNIT VALUE AT      VALUE AT END OF      ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF       PERIOD               VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -         10.379906           9.233503          -11.04%                   0            2001
Asset Strategy Portfolio
- Q/NQ

W&R Target Funds, Inc. -         10.238551           9.514063           -7.08%                   0            2001
Balanced Portfolio - Q/NQ

W&R Target Funds, Inc. -         10.226347          10.858121            6.18%                   0            2001
Bond Portfolio - Q/NQ

W&R Target Funds, Inc. -         10.219013           8.590536          -15.94%                   0            2001
Core Equity Portfolio -
Q/NQ

W&R Target Funds, Inc. -         10.121935           8.565867          -15.37%                   0            2001
Growth Portfolio - Q/NQ

UNDERLYING MUTUAL FUND     ACCUMULATION       ACCUMULATION UNIT    PERCENT CHANGE IN   NUMBER OF           YEAR
                           UNIT VALUE AT      VALUE AT END OF      ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF       PERIOD               VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -         10.074666           10.866781           7.86%                   0            2001
High Income Portfolio -
Q/NQ

W&R Target Funds, Inc. -         10.147803            7.796236         -23.17%                   0            2001
International Portfolio
- Q/NQ

W&R Target Funds, Inc. -         10.138630           10.939304           7.90%                   0            2001
Limited-Term Bond
Portfolio - Q/NQ

W&R Target Funds, Inc. -         10.040129           10.275484           2.34%                   0            2001
Money Market Portfolio -
Q/NQ*

W&R Target Funds, Inc. -          9.701363            8.442316         -12.98%                   0            2001
Science and Technology
Portfolio - Q/NQ

W&R Target Funds, Inc. -         10.080492            9.766240          -3.12%                   0            2001
Small Cap Portfolio -
Q/NQ

W&R Target Funds, Inc. -         10.000000           10.120543           1.21%                   0            2001
Value Portfolio - Q/NQ



* The 7 day yield for W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2001 was 0.18%.
The Waddell & Reed Target Funds, Inc. were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.30%)
             (WADDELL & REED) (VARIABLE ACCOUNT CHARGES OF 2.30% OF
                  THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)


UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -         10.000000            8.948431         -10.52%                   0            2001
Asset Strategy Portfolio
- Q/NQ

W&R Target Funds, Inc. -         10.000000            9.258525          -7.41%                   0            2001
Balanced Portfolio - Q/NQ

W&R Target Funds, Inc. -         10.000000           10.410447           4.10%                   0            2001
Bond Portfolio - Q/NQ

W&R Target Funds, Inc. -         10.000000            8.523473         -14.77%                   0            2001
Core Equity Portfolio -
Q/NQ

W&R Target Funds, Inc. -         10.000000            8.687295         -13.13%                   0            2001
Growth Portfolio - Q/NQ

W&R Target Funds, Inc. -         10.000000           10.657423           6.57%                   0            2001
High Income Portfolio -
Q/NQ

W&R Target Funds, Inc. -         10.000000            7.624254         -23.76%                   0            2001
International Portfolio
- Q/NQ

W&R Target Funds, Inc. -         10.000000           10.623567           6.24%                   0            2001
Limited-Term Bond
Portfolio - Q/NQ

W&R Target Funds, Inc. -         10.000000           10.119849           1.20%                   0            2001
Money Market Portfolio -
Q/NQ

* The 7 day yield for W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2001 was -0.92%.

UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -         10.000000            9.074599          -9.25%                   0            2001
Science and Technology
Portfolio - Q/NQ

W&R Target Funds, Inc. -         10.000000           10.021339           0.21%                   0            2001
Small Cap Portfolio -
Q/NQ

W&R Target Funds, Inc. -         10.000000           10.045053           0.45%                   0            2001
Value Portfolio - Q/NQ



The Waddell & Reed Target Funds, Inc. were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2002


                       DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                   THROUGH ITS NATIONWIDE VARIABLE ACCOUNT- 9


This Statement of Additional Information is not a prospectus. It contains additional information than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2002. The prospectus may be obtained from Nationwide Life Insurance Company by writing One Nationwide Plaza, RR1-04-F4, Columbus, Ohio 43215, or calling 1-800-848-6331, TDD 1-800-238-3035.


                                TABLE OF CONTENTS
                                                                          PAGE
     General Information and History.........................................1
     Services................................................................1
     Purchase of Securities Being Offered....................................1
     Underwriters............................................................2
     Calculations of Performance.............................................2
     Annuity Payments........................................................3
     Condensed Financial Information.........................................3

     Financial Statements..................................................156


GENERAL INFORMATION AND HISTORY


Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies. All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of the common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $122 billion as of December 31, 2001.


SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value of each contract.

The Custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemption of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide may have entered into agreements with either the investment adviser or distributor for the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.


The financial statements of Nationwide Variable Account-9 and Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS


The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215, an affiliate of Nationwide. During the fiscal years ended December 31, 2001, 2000 and 1999, no underwriting commissions have been paid by Nationwide to NISC.

The contracts, which are offered continuously, are distributed by Waddell & Reed, Inc., 6300 Lamar Ave, Overland Park, Kansas 66202. During the fiscal year ended December 31, 2001, no underwriting commissions have been paid by Nationwide to Waddell & Reed, Inc.


CALCULATIONS OF PERFORMANCE


Any current yield quotations of the GVIT Gartmore GVIT Money Market Fund: Class I and the W&R Target Funds, Inc. - Money Market Portfolio, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7) or (366/7) in a leap year. The GVIT Gartmore GVIT Money Market Fund: Class I's and the W&R Target Funds, Inc. - Money Market Portfolio's seven-day current unit value yield for the maximum number of options available as of December 31, 2001 (2.30%) was -1.03% and -0.92% respectively. The GVIT Gartmore GVIT Money Market Fund: Class I's and the W&R Target Funds, Inc. - Money Market Portfolio's effective yield is computed similarly, but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the GVIT Gartmore GVIT Money Market Fund: Class I and the W&R Target Funds, Inc. - Money Market Portfolio. The GVIT Gartmore GVIT Money Market Fund: Class I's and the W&R Target Funds, Inc. - Money Market Portfolio's seven-day effective yield for the maximum number of options available as of December 31, 2001 (2.30%) was -1.02% and -0.91% respectively.

The GVIT Gartmore GVIT Money Market Fund: Class I's and the W&R Target Funds, Inc. - Money Market Portfolios yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the fund's expenses. Although the GVIT Gartmore GVIT Money Market
Fund: Class I and the W&R Target Funds, Inc. - Money Market Portfolio determines its yield on the basis of a seven day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the GVIT Gartmore GVIT Money Market
Fund: Class I's and the W&R Target Funds, Inc. - Money Market Portfolio's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the GVIT Gartmore GVIT Money Market Fund: Class I and the W&R Target Funds, Inc. - Money Market Portfolio is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.


All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual total return is found by taking a hypothetical $1,000 investment in each of the sub-accounts' units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of variable account charges of 2.30% which includes the 5% Enhanced Death Benefit, the One-Year Step Up Death Benefit, Guaranteed Minimum Income Benefit Option 1, and the Beneficiary Protector Option. No deduction is made for premium taxes which may be assessed by certain states.

Non-standardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the non-standardized total return is based on a hypothetical initial investment of $25,000. An assumed initial investment of $25,000 will be used because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average annual total return quotations.

The standardized average annual total return and non-standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying mutual fund has been available in the variable account if the underlying mutual fund has not been available for one of the prescribed periods. Non-standardized average annual total return will be based on rolling calendar quarters and will cover periods of one, five and ten years, or a period covering the time the underlying mutual fund has been in existence. If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year), standardized and non-standardized performance is not annualized.

Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance is not a guarantee of future performance. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than the original cost.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

CONDENSED FINANCIAL INFORMATION


The following charts represent the accumulation unit values for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2001. The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value
- Valuing an Accumulation Unit" in the prospectus).

                       NO OPTIONAL BENEFITS ELECTED (TOTAL
             1.20%) (BOA) (VARIABLE ACCOUNT CHARGES OF 1.20% OF THE
                    DAILY NET ASSETS OF THE VARIABLE ACCOUNT)


UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                 12.802086           11.591056          -9.46%           1,377,248            2001
Variable Portfolios,             14.495483           12.802086         -11.68%           1,188,175            2000
Inc. - American Century          12.431326           14.495483          16.60%             435,194            1999
VP Income & Growth Fund:         10.000000           12.431326          24.31%               2,542            1998
Class I - Q/NQ

American Century                 14.524713           10.162935         -30.03%           1,961,011            2001
Variable Portfolios,             17.674116           14.524713         -17.82%           1,524,024            2000
Inc. - American Century          10.904652           17.674116          62.08%             800,500            1999
VP International Fund:           10.000000           10.904652           9.05%                 223            1998
Class I - Q/NQ

American Century                 13.147862           14.654697          11.46%           1,702,310            2001
Variable Portfolios,             11.263216           13.147862          16.73%             562,778            2000
Inc. - American Century          11.497731           11.263216          -2.04%             182,255            1999
VP Value Fund: Class I -         10.000000           11.497731          14.98%               1,309            1998
Q/NQ

Credit Suisse Trust -            16.482534           11.620449         -29.50%              22,334            2001
Global Post-Venture              20.579437           16.482534         -19.91%              28,615            2000
Capital Portfolio - Q/NQ         12.739606           20.579437          61.54%              42,065            1999
                                 10.000000           12.739606          27.40%                   3            1998

Credit Suisse Trust -            11.989196            9.206014         -23.21%              31,201            2001
International Focus              16.374564           11.989196         -26.78%              46,141            2000
Portfolio - Q/NQ                 10.801619           16.374564          51.29%             324,270            1999
                                 10.000000           10.801619           8.02%                   0            1998

Credit Suisse Trust -            13.203287           13.167262          -0.27%              93,872            2001
Large Cap Value                  12.269490           13.203287           7.61%             100,945            2000
Portfolio - Q/NQ                 11.688738           12.269490           4.97%              41,592            1999
                                 10.000000           11.688738          16.89%                  25            1998

Dreyfus Investment               12.481806            8.862400         -29.00%             175,498            2001
Portfolios - European            12.890242           12.481806          -3.17%             292,466            2000
Equity Portfolio:                10.000000           12.890242          28.90%               9,109            1999
Initial Shares - Q/NQ

The Dreyfus Socially             14.414394           11.025487         -23.51%             770,125            2001
Responsible Growth Fund,         16.397708           14.414394         -12.10%             794,428            2000
Inc.: Initial Shares -           12.758878           16.397708          28.52%             267,898            1999
Q/NQ                             10.000000           12.758878          27.59%               3,023            1998

Dreyfus Stock Index              13.209188           11.460136         -13.24%           6,231,637            2001
Fund, Inc.: Initial              14.736468           13.209188         -10.36%           5,480,063            2000
Shares - Q/NQ                    12.367188           14.736468          19.16%           2,643,256            1999
                                 10.000000           12.367188          23.67%              29,704            1998

UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Variable                 13.195948           11.823034         -10.40%             803,464            2001
Investment Fund                  13.442893           13.195948          -1.84%             644,953            2000
-Appreciation Portfolio:         12.207586           13.442893          10.12%             375,791            1999
Initial Shares - Q/NQ            10.000000           12.207586          22.08%               3,300            1998

Federated Insurance              10.684388           11.401464           6.71%           2,254,148            2001
Series - Federated                9.790385           10.684388           9.13%             924,949            2000
Quality Bond Fund II:            10.000000            9.790385          -2.10%              93,080            1999
Primary Shares - Q/NQ

Fidelity VIP                     13.313013           12.483021          -6.23%           3,313,379            2001
Equity-Income Portfolio:         12.440601           13.313013           7.01%           2,161,872            2000
Service Class - Q/NQ             11.850451           12.440601           4.98%             927,286            1999
                                 10.000000           11.850451          18.50%               4,750            1998

Fidelity VIP Growth              15.512519           12.608518         -18.72%           5,367,579            2001
Portfolio: Service Class         17.653733           15.512519         -12.13%           4,474,920            2000
- Q/NQ                           13.015101           17.653733          35.64%           1,970,612            1999
                                 10.000000           13.015101          30.15%              10,429            1998

Fidelity VIP High Income          8.478210            7.379494         -12.96%           1,809,746            2001
Portfolio: Service Class         11.087928            8.478210         -23.54%           1,428,006            2000
- Q/NQ                           10.384114           11.087928           6.78%           2,068,984            1999
                                 10.000000           10.384114           3.84%               2,242            1998

Fidelity VIP Overseas            12.702222            9.879361         -22.22%           1,245,153            2001
Portfolio: Service Class         15.900927           12.702222         -20.12%             976,921            2000
- Q/NQ                           11.296846           15.900927          40.76%             542,691            1999
                                 10.000000           11.296846          12.97%               4,196            1998

Fidelity VIP II                  14.247834           12.335838         -13.42%           2,560,723            2001
Contrafund(R) Portfolio:         15.457984           14.247834          -7.83%           2,464,577            2000
Service Class - Q/NQ             12.602507           15.457984          22.66%           1,033,897            1999
                                 10.000000           12.602507          26.03%              12,360            1998

Fidelity VIP III Growth          10.463173            8.844341         -15.47%             744,505            2001
Opportunities Portfolio:         12.785954           10.463173         -18.17%             831,500            2000
Service Class - Q/NQ             12.421717           12.785954           2.93%             708,815            1999
                                 10.000000           12.421717          24.22%               2,339            1998

GVIT Comstock GVIT Value         12.331560           10.702140         -13.21%             219,542            2001
Fund: Class I - Q/NQ             13.963829           12.331560         -11.69%             242,410            2000
                                 11.927845           13.963829          17.07%              36,537            1999
                                 10.000000           11.927845          19.28%               1,552            1998

UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT Mid            16.670157           16.253646          -2.50%             774,456            2001
Cap Index Fund: Class I          14.644558           16.670157          13.83%             500,113            2000
- Q/NQ                           12.257790           14.644558          19.47%              61,967            1999
                                 10.000000           12.257790          22.58%                   0            1998

GVIT Federated GVIT High          9.755865           10.044539           2.96%           1,162,748            2001
Income Bond Fund: Class          10.764664            9.755865          -9.37%             309,375            2000
I - Q/NQ                         10.558563           10.764664           1.95%             156,778            1999
                                 10.000000           10.558563           5.59%               1,173            1998

GVIT Gartmore GVIT                8.686950            8.137235          -6.33%             102,549            2001
Emerging Markets Fund:           10.000000            8.686950         -13.13%                  77            2000
Class I - Q/NQ

GVIT Gartmore GVIT                6.000048            3.395066         -43.42%             263,235            2001
Global Technology and            10.000000            6.000048         -40.00%              12,804            2000
Communications Fund:
Class I - Q/NQ

GVIT Gartmore GVIT               10.914977           11.565612           5.96%           3,831,848            2001
Government Bond Fund:             9.816007           10.914977          11.20%           2,634,608            2000
Class I - Q/NQ                   10.174058            9.816007          -3.52%           1,189,269            1999
                                 10.000000           10.174058           1.74%               1,182            1998

GVIT Gartmore GVIT                9.268169            6.580071         -29.00%             593,660            2001
Growth Fund: Class I -           12.767993            9.268169         -27.41%             557,986            2000
Q/NQ                             12.392954           12.767993           3.03%             480,900            1999
                                 10.000000           12.392954          23.93%               2,759            1998

GVIT Gartmore GVIT                9.222891            6.500996         -29.51%              24,662            2001
International Growth             10.000000            9.222891          -7.77%               3,925            2000
Fund: Class I - Q/NQ

GVIT Gartmore GVIT Money         10.989031           11.247642           2.35%          31,961,986            2001
Market Fund: Class I* -          10.489614           10.989031           4.76%          22,585,655            2000
Q/NQ                             10.126097           10.489614           3.59%           5,999,270            1999
                                 10.000000           10.126097           1.26%              48,756            1998

GVIT Gartmore GVIT Total         12.230458           10.654646         -12.88%           1,127,792            2001
Return Fund: Class I  -          12.646339           12.230458          -3.29%           1,021,191            2000
Q/NQ                             11.968910           12.646339           5.66%             713,183            1999
                                 10.000000           11.968910          19.69%               2,684            1998

* The 7 day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2001 was 0.18%.

UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               12.359900            9.913802         -19.79%             315,347            2001
Worldwide Leaders Fund:          14.267173           12.359900         -13.37%             257,370            2000
Class I- Q/NQ                    11.747364           14.267173          21.45%             131,977            1999
                                 10.000000           11.747364          17.47%                   0            1998

GVIT GVIT Small Cap              16.846010           14.838618         -11.92%             543,093            2001
Growth Fund: Class I -           20.338511           16.846010         -17.17%             361,192            2000
Q/NQ                             10.000000           20.338511         103.39%              38,228            1999

GVIT GVIT Small Cap              17.466310           22.134881          26.73%           1,305,574            2001
Value Fund: Class I -            15.896867           17.466310           9.87%             647,487            2000
Q/NQ                             12.586199           15.896867          26.30%             221,427            1999
                                 10.000000           12.586199          25.86%               3,627            1998

GVIT GVIT Small Company          18.398225           16.957444          -7.83%           1,648,019            2001
Fund Class I - Q/NQ              17.099098           18.398225           7.60%             916,002            2000
                                 12.016781           17.099098          42.29%             643,635            1999
                                 10.000000           12.016781          20.17%                   3            1998

GVIT J.P. Morgan GVIT            10.570325           10.059016          -4.84%             913,987            2001
Balanced Fund: Class I -         10.735723           10.570325          -1.54%             629,982            2000
Q/NQ                             10.772545           10.735723          -0.34%             198,591            1999
                                 10.000000           10.772545           7.73%                 844            1998

GVIT MAS GVIT Multi              10.972282           11.293959           2.93%             810,790            2001
Sector Bond Fund: Class          10.510552           10.972282           4.39%             752,806            2000
I - Q/NQ                         10.475252           10.510552           0.34%             319,555            1999
                                 10.000000           10.475252           4.75%               1,706            1998

GVIT Nationwide GVIT             12.704964           12.142851          -4.42%              78,698            2001
Strategic Value Fund:            11.949113           12.704964           6.33%             103,163            2000
Class I - Q/NQ                   12.477330           11.949113          -4.23%              25,168            1999
                                 10.000000           12.477330          24.77%                 853            1998

GVIT Strong GVIT Mid Cap         19.022019           13.096398         -31.15%             548,573            2001
Growth Fund: Class I -           22.750997           19.022019         -16.39%             584,573            2000
Q/NQ                             12.463581           22.750997          82.54%             154,804            1999
                                 10.000000           12.463581          24.64%                   0            1998

GVIT Turner GVIT Growth           6.325751            3.810112         -39.77%             192,752            2001
Focus Fund: Class I -            10.000000            6.325751         -33.74%               5,700            2000
Q/NQ

UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -              8.145127            6.290120         -22.72%           3,326,994            2001
Capital Appreciation             10.000000            8.145127         -18.55%           3,201,547            2000
Portfolio: Service
Shares - Q/NQ

Janus Aspen Series -              6.509446            4.030994         -38.07%           3,050,682            2001
Global Technology                10.000000            6.509446         -34.91%           2,408,388            2000
Portfolio: Service
Shares - Q/NQ

Janus Aspen Series -              8.181886            6.189198         -24.35%           3,768,139            2001
International Growth             10.000000            8.181886         -18.18%           3,150,414            2000
Portfolio: Service
Shares - Q/NQ

Neuberger Berman AMT             13.965623           13.589004          -2.70%             642,504            2001
Guardian Portfolio - Q/NQ        13.976229           13.965623          -0.08%             410,175            2000
                                 12.307946           13.976229          13.55%             266,985            1999
                                 10.000000           12.307946          23.08%                  29            1998

Neuberger Berman AMT             19.049729           14.181298         -25.56%             921,742            2001
Mid-Cap Growth Portfolio         20.834304           19.049729          -8.57%             940,721            2000
- Q/NQ                           13.702754           20.834304          52.04%             237,451            1999
                                 10.000000           13.702754          37.03%               1,744            1998

Neuberger Berman AMT             12.477284           11.978104          -4.00%             392,485            2001
Partners Portfolio - Q/NQ        12.539993           12.477284          -0.50%             356,507            2000
                                 11.821068           12.539993           6.08%             175,689            1999
                                 10.000000           11.821068          18.21%               2,787            1998

Oppenheimer Variable             20.620784           14.001802         -32.10%             711,960            2001
Account Funds -                  23.512658           20.620784         -12.30%             817,893            2000
Oppenheimer Aggressive           12.961315           23.512658          81.41%             773,085            1999
Growth Fund/VA: Initial          10.000000           12.961315          29.61%               1,430            1998
Class - Q/NQ

Oppenheimer Variable             17.594890           15.196200         -13.63%           1,706,049            2001
Account Funds -                  17.848621           17.594890          -1.42%           1,264,215            2000
Oppenheimer Capital              12.752843           17.848621          39.96%             340,977            1999
Appreciation Fund/VA:            10.000000           12.752843          27.53%               2,544            1998
Initial Class - Q/NQ

UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable              9.521827            8.274485         -13.10%           2,345,578            2001
Account Funds -                  10.000000            9.521827          -4.78%             481,891            2000
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ

Oppenheimer Variable             13.168121           11.687410         -11.24%           1,708,365            2001
Account Funds -                  14.609212           13.168121          -9.86%           1,567,021            2000
Oppenheimer Main Street          12.149185           14.609212          20.25%             456,564            1999
Growth & Income Fund/VA:         10.000000           12.149185          21.49%               2,746            1998
Initial Class - Q/NQ

Strong Opportunity Fund           9.776003            9.321492          -4.65%           1,880,772            2001
II, Inc. - Q/NQ                  10.000000            9.776003          -2.24%             515,567            2000

The Universal                    16.037786           17.444590           8.77%             102,752            2001
Institutional Funds,             14.572201           16.037786          10.06%             150,694            2000
Inc. - Emerging Markets          11.400149           14.572201          27.82%              32,833            1999
Debt Portfolio - Q/NQ            10.000000           11.400149          14.00%                 593            1998

The Universal                     8.620055            6.019598         -30.17%             115,297            2001
Institutional Funds,             10.000000            8.620055         -13.80%             198,532            2000
Inc. - Mid Cap Growth
Portfolio - Q/NQ

The Universal                    12.974262           14.079160           8.52%             774,631            2001
Institutional Funds,             12.479280           12.974262           3.97%             548,587            2000
Inc. - U.S. Real Estate
Portfolio - Q/NQ

Van Eck Worldwide                13.755231           13.343009          -3.00%             272,169            2001
Insurance Trust -                23.947713           13.755231         -42.56%             221,890            2000
Worldwide Emerging               12.101814           23.947713          97.89%             172,512            1999
Markets Fund - Q/NQ              10.000000           12.101814          21.02%               2,036            1998

Van Eck Worldwide                13.923943           12.319065         -11.53%             114,671            2001
Insurance Trust -                12.649846           13.923943          10.07%              81,053            2000
Worldwide Hard Assets            10.581149           12.649846          19.55%              61,589            1999
Fund - Q/NQ                      10.000000           10.581149           5.81%                   0            1998



The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio: Initial Shares was added to the variable account on September 27, 1999. Therefore the Condensed Financial Information for 1999 reflects the reporting period from September 27, 1999 through December 31, 1999.


The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account on September 25, 2000. Therefore the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, and Janus Aspen Series - International Growth Portfolio: Service II Shares were added to the variable account on May 1, 2002. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.30%)
                    (VARIABLE ACCOUNT CHARGES OF 1.30% OF THE
                    DAILY NET ASSETS OF THE VARIABLE ACCOUNT)


UNDERLYING MUTUAL FUND     ACCUMULATION       ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           UNIT VALUE AT      VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF       PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                     PERIOD
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
American Century                 12.771997          11.552029          -9.55%             500,509            2001
Variable Portfolios,             14.475981          12.771997         -11.77%             566,469            2000
Inc.--American Century           12.427175          14.475981          16.49%             208,361            1999
VP Income & Growth Fund:         10.000000          12.427175          24.27%                   0            1998
Class I - Q/NQ

American Century                 14.490593          10.128725         -30.10%             561,207            2001
Variable Portfolios,             17.650383          14.490593         -17.82%             652,156            2000
Inc. - American Century          10.901004          17.650383          61.92%             181,462            1999
VP International Fund:           10.000000          10.901004           9.01%                   0            1998
Class I - Q/NQ

American Century                 13.116946          14.605357          11.35%           1,040,133            2001
Variable Portfolios,             11.248045          13.116946          16.62%             298,230            2000
Inc. - American Century          11.493876          11.248045          -2.14%              41,485            1999
VP Value Fund: Class I -         10.000000          11.493876          14.94%                   0            1998
Q/NQ

Credit Suisse Trust -            16.443767          11.581271         -29.57%               3,071            2001
Global Post-Venture              20.551766          16.443767         -19.99%               3,653            2000
Capital Portfolio - Q/NQ         12.735345          20.551766          61.38%               7,646            1999
                                 10.000000          17.735345          27.35%                   0            1998

Credit Suisse Trust -            11.961010           9.175002         -23.29%              11,163            2001
International Focus              16.352558          11.961010         -26.86%              17,779            2000
Portfolio - Q/NQ                 10.798003          16.352558          51.44%              18,790            1999
                                 10.000000          10.798003           7.98%                   0            1998



Credit Suisse Trust -            13.172245          13.122923          -0.37%              17,067            2001
Large Cap Value                  12.252980          13.172245           7.50%              17,700            2000
Portfolio - Q/NQ                 11.684826          12.252980           4.86%              15,706            1999
                                 10.000000          11.684826          16.85%                   0            1998

Dreyfus Investment               12.465971           8.842128         -29.07%              38,652            2001
Portfolios - European            12.886864          12.465971          -3.27%              44,305            2000
Equity Portfolio:                10.000000          12.886864          28.87%               4,625            1999
Initial Shares - Q/NQ

The Dreyfus Socially             14.380518          10.988353         -23.59%             313,828            2001
Responsible Growth Fund,         16.375662          14.380518         -12.18%             402,038            2000
Inc.: Initial Shares -           12.754610          16.375662          28.39%             105,159            1999
Q/NQ                             10.000000          12.754610          27.55%                 571            1998

Dreyfus Stock Index              13.178151          11.421554         -13.33%           2,453,460            2001
Fund, Inc.: Initial              14.716647          13.178151         -10.45%           2,800,585            2000
Shares - Q/NQ                    12.363055          14.716647          19.04%           1,657,020            1999
                                 10.000000          12.363055          23.63%               1,040            1998

UNDERLYING MUTUAL FUND     ACCUMULATION       ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           UNIT VALUE AT      VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF       PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                     PERIOD
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
Dreyfus Variable                 13.164923          11.783214         -10.50%             341,263            2001
Investment Fund                  13.424790          13.164923          -1.94%             318,884            2000
-Appreciation Portfolio:         12.203505          13.424790          10.01%             216,164            1999
Initial Shares - Q/NQ            10.000000          12.203505          22.04%                 343            1998

Federated Insurance              10.666472          11.370764           6.60%             698,151            2001
Series - Federated                9.783812          10.666472           9.02%             464,198            2000
Quality Bond Fund II:            10.000000           9.783812          -2.16%              34,763            1999
Primary Shares - Q/NQ

Fidelity VIP                     13.281731          12.440995          -6.33%           1,065,384            2001
Equity-Income Portfolio:         12.423854          13.281731           6.91%             956,975            2000
Service Class - Q/NQ             11.846486          12.423854           4.87%             345,190            1999
                                 10.000000          11.846486          18.47%               2,008            1998

Fidelity VIP Growth              15.476056          12.566043         -18.60%           2,025,523            2001
Portfolio: Service Class         17.630000          15.476056         -12.22%           2,335,012            2000
- Q/NQ                           13.010755          17.630000          35.50%             886,886            1999
                                 10.000000          13.010755          30.11%                 123            1998

Fidelity VIP High Income          8.458245           7.354603         -13.05%             485,716            2001
Portfolio: Service Class         11.072984           8.458245         -23.61%             514,593            2000
- Q/NQ                           10.380632          11.072984           6.67%             278,026            1999
                                 10.000000          10.380632           3.81%                   0            1998

Fidelity VIP Overseas            12.672362           9.846083         -22.30%             329,676            2001
Portfolio: Service Class         15.879549          12.672362         -20.20%             396,582            2000
- Q/NQ                           11.293057          15.879549          40.61%             210,566            1999
                                 10.000000          11.293057          12.93%                   0            1998

Fidelity VIP II                  14.214337          12.294307         -13.51%             946,439            2001
Contrafund(R) Portfolio:         15.437189          14.214337          -7.92%           1,124,584            2000
Service Class - Q/NQ             12.598299          15.437189          22.53%             448,263            1999
                                 10.000000          12.598299          25.93%                 177            1998

Fidelity VIP III Growth          10.438575           8.814543         -15.56%             265,514            2001
Opportunities Portfolio:         12.768758          10.438575         -18.25%             388,493            2000
Service Class - Q/NQ             12.417568          12.768758           2.83%             194,247            1999
                                 10.000000          12.417568          24.18%                   0            1998

GVIT Comstock GVIT Value         12.302565          10.666092         -13.30%             111,661            2001
Fund: Class I - Q/NQ             13.945030          12.302565         -11.78%             144,465            2000
                                 11.923848          13.945030          16.95%              26,405            1999
                                 10.000000          11.923848          19.24%                   0            1998

UNDERLYING MUTUAL FUND     ACCUMULATION       ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           UNIT VALUE AT      VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF       PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                     PERIOD
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT Mid            16.630966          16.199200          -2.60%             227,749            2001
Cap Index Fund: Class I          14.624858          16.630966          13.72%             188,052            2000
- Q/NQ                           12.253691          14.624858          19.35%              10,915            1999
                                 10.000000          12.253691          22.54%                   0            1998

GVIT Federated GVIT High          9.732895          10.010690           2.85%             208,131            2001
Income Bond Fund: Class          10.750149           9.732895          -9.46%             137,328            2000
I - Q/NQ                         10.555014          10.750149           1.85%             116,272            1999
                                 10.000000          10.555014           5.55%                   0            1998

GVIT Gartmore GVIT                8.684823           8.126945          -6.42%              15,106            2001
Emerging Markets Fund:           10.000000           8.684823         -13.15%                 194            2000
Class I - Q/NQ

GVIT Gartmore GVIT                5.998573           3.390760         -43.47%              18,286            2001
Global Technology and            10.000000           5.998573         -40.01%               9,450            2000
Communications Fund:
Class I - Q/NQ

GVIT Gartmore GVIT               10.889287          11.526653           5.85%           1,320,373            2001
Government Bond Fund:             9.802780          10.889287          11.08%           1,028,940            2000
Class I - Q/NQ                   10.170644           9.802780          -3.62%             567,139            1999
                                 10.000000          10.170644           1.71%                 144            1998

GVIT Gartmore GVIT                9.246358           6.557891         -29.08%             401,911            2001
Growth Fund: Class I -           12.750810           9.246358         -27.48%             547,580            2000
Q/NQ                             12.388810          12.750810           2.92%             434,267            1999
                                 10.000000          12.388810          23.89%                   0            1998

GVIT Gartmore GVIT                9.220640           6.492772         -29.58%                 150            2001
International Growth             10.000000           9.220640          -7.79%                   0            2000
Fund: Class I - Q/NQ

GVIT Gartmore GVIT Money         10.963142          11.209725           2.25%           4,569,205            2001
Market Fund: Class I* -          10.475448          10.963142           4.66%           5,315,737            2000
Q/NQ                             10.122671          10.475448           3.49%           2,336,718            1999
                                 10.000000          10.122671           1.23%                   0            1998

GVIT Gartmore GVIT Total         12.201684          10.618745         -12.97%             445,096            2001
Return Fund: Class I -           12.629301          12.201684          -3.39%             465,083            2000
Q/NQ                             11.964909          12.629301           5.55%             323,356            1999
                                 10.000000          11.964909          19.65%               1,548            1998



* The 7 day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2001 was 0.08%.

UNDERLYING MUTUAL FUND     ACCUMULATION       ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           UNIT VALUE AT      VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF       PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                     PERIOD
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               12.330829           9.880402         -19.87%             189,251            2001
Worldwide Leaders Fund:          14.247974          12.330829         -13.46%             213,157            2000
Class I - Q/NQ                   11.743428          14.247974          21.33%             116,928            1999
                                 10.000000          11.743428          17.43%                   0            1998

GVIT GVIT Small Cap              16.81775           14.798640         -12.01%             180,430            2001
Growth Fund: Class I -           20.324927          16.817775         -17.26%             174,165            2000
Q/NQ                             10.000000          20.324927         103.25%              12,526            1999

GVIT GVIT Small Cap              17.425261          22.060369          26.60%             380,259            2001
Value Fund: Class I -            15.875478          17.425261           9.76%             202,151            2000
Q/NQ                             12.581999          15.875478          26.18%              91,671            1999
                                 10.000000          12.581999          25.82%                                1998

GVIT GVIT Small Company          18.354971          16.900322          -7.93%             345,118            2001
Fund: Class I - Q/NQ             17.076087          18.354971           7.49%             343,561            2000
                                 12.012761          17.076087          42.15%              52,367            1999
                                 10.000000          12.012761          20.13%                   4            1998

GVIT J.P. Morgan GVIT            10.545461          10.025137          -4.93%             284,447            2001
Balanced Fund: Class I -         10.721257          10.545461          -1.64%             234,934            2000
Q/NQ                             10.768931          10.721257          -0.44%              60,016            1999
                                 10.000000          10.768931           7.69%               1,074            1998

GVIT MAS GVIT Multi              10.946464          11.255907           2.83%             306,048            2001
Sector Bond Fund: Class          10.496386          10.946464           4.29%             294,809            2000
I - Q/NQ                         10.471735          10.496386           0.24%             109,849            1999
                                 10.000000          10.471735           4.72%                 115            1998

GVIT Nationwide GVIT             12.675084          12.101949          -4.52%              37,902            2001
Strategic Value Fund -           11.933031          12.675084           6.22%              32,182            2000
Q/NQ                             12.473162          11.933031          -4.33%              17,928            1999
                                 10.000000          12.473162          24.73%                   3            1998

GVIT Strong GVIT Mid Cap         18.977298          13.052260         -31.22%             290,943            2001
Growth Fund: Class - Q/NQ        22.720430          18.977298         -16.47%             291,839            2000
                                 12.459415          22.720430          82.36%             161,729            1999
                                 10.000000          12.459415          24.59%                 134            1998

GVIT Turner GVIT Growth           6.324196           3.805277         -39.83%             134,487            2001
Focus Fund: Class I -            10.000000           6.324196         -36.76%               1,618            2000
Q/NQ

UNDERLYING MUTUAL FUND     ACCUMULATION       ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           UNIT VALUE AT      VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF       PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                     PERIOD
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
Janus Aspen Series -              8.137529           6.277859         -22.85%           2,046,178            2001
Capital Appreciation             10.000000           8.137529         -18.62%           2,407,842            2000
Portfolio: Service
Shares - Q/NQ

Janus Aspen Series -              6.503356           4.023106         -38.14%             906,075            2001
Global Technology                10.000000           6.503356         -34.97%           1,242,021            2000
Portfolio: Service
Shares - Q/NQ

Janus Aspen Series -              8.174255           6.177123         -24.43%           1,128,272            2001
International Growth             10.000000           8.174255         -18.26%           2,274,537            2000
Portfolio: Service
Shares - Q/NQ

Neuberger Berman AMT             13.932809          13.543264          -2.80%             197,905            2001
Guardian Portfolio - Q/NQ        13.957433          13.932809          -0.18%             116,587            2000
                                 12.303831          13.957433          13.44%              99,525            1999
                                 10.000000          12.303831          23.04%                   0            1998

Neuberger Berman AMT             19.004946          14.133513         -25.63%             438,976            2001
Mid-Cap Growth Portfolio         20.806301          19.004946          -8.66%             584,241            2000
- Q/NQ                           13.698179          20.806301          51.89%              71,334            1999
                                 10.000000          13.698179          36.98%                   0            1998

Neuberger Berman AMT             12.447943          11.937762          -4.10%             111,073            2001
Partners Portfolio - Q/NQ        12.523110          12.447943          -0.60%             124,567            2000
                                 11.817120          12.523110           5.97%              82,450            1999
                                 10.000000          11.817120          18.17%                   3            1998

Oppenheimer Variable             20.572328          13.954638         -32.17%             472,128            2001
Account Funds -                  23.481073          20.572328         -12.39%             670,782            2000
Oppenheimer Aggressive           12.956986          23.481073          81.22%             106,758            1999
Growth Fund/VA: Initial          10.000000          12.956986          29.57%                 415            1998
Class - Q/NQ

Oppenheimer Variable             17.553551          15.145026         -13.72%             734,945            2001
Account Funds -                  17.824624          17.553551          -1.52%             638,596            2000
Oppenheimer Capital              12.748581          17.824624          39.82%             314,119            1999
Appreciation Fund/VA:            10.000000          12.748581          27.49%                 102            1998
Initial Class - Q/NQ

UNDERLYING MUTUAL FUND     ACCUMULATION       ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           UNIT VALUE AT      VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF       PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                     PERIOD
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
Oppenheimer Variable              9.515462           8.260515          -13.19%             484,253           2001
Account Funds -                  10.000000           9.515462           -4.85%             359,664           2000
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ

Oppenheimer Variable             13.137180          11.648072         -11.34%             850,078            2001
Account Funds -                  14.589572          13.137180          -9.96%           1.039,930            2000
Oppenheimer Main Street          12.145122          14.589572          20.13%             185,210            1999
Growth & Income Fund/VA:         10.000000          12.145122          21.45%                 367            1998
Initial Class - Q/NQ

Strong Opportunity Fund           9.769466           9.305769          -4.75%             602,241            2001
II, Inc. - Q/NQ                  10.000000           9.769466          -2.31%             284,224            2000

The Universal                    16.000072          17.385852           8.66%               8,827            2001
Institutional Funds,             14.552579          16.000072           9.95%              19,928            2000
Inc. - Emerging Markets          11.396332          14.552579          27.70%              10,194            1999
Debt Portfolio - Q/NQ            10.000000          11.396332          13.96%                   0            1998

The Universal                     8.614274           6.009420         -30.24%              18,026            2001
Institutional Funds,             10.000000           8.614274         -13.86%              27,750            2000
Inc. - Mid Cap Growth
Portfolio - Q/NQ

The Universal                    12.943746          14.031746           8.41%             184,057            2001
Institutional Funds,             12.453337          12.943746           3.94%             205,907            2000
Inc. - U.S. Real Estate
Portfolio - Q/NQ

Van Eck Worldwide                13.722894          13.298062          -3.10%              77,793            2001
Insurance Trust -                23.915562          13.722894         -42.62%              94,763            2000
Worldwide Emerging               12.097773          23.915562          97.69%              34,059            1999
Markets Fund - Q/NQ              10.000000          12.097773          20.98%                   0            1998

Van Eck Worldwide                13.891206          12.277582         -11.62%              18,732            2001
Insurance Trust -                12.632809          13.891206           9.96%              14,924            2000
Worldwide Hard Assets            10.577601          12.632809          19.43%              36,919            1999
Fund - Q/NQ                      10.000000          10.577601           5.78%                   0            1998



The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio: Initial Shares was added to the variable account on September 27, 1999. Therefore the Condensed Financial Information for 1999 reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account on September 25, 2000. Therefore the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, and Janus Aspen Series - International Growth Portfolio: Service II Shares were added to the variable account on May 1, 2002. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.35%)
                   (VARIABLE ACCOUNT CHARGES OF 1.35% OF THE
                   DAILY NET ASSETS OF THE VARIABLE ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                12.841696           11.609139          -9.60%             179,658            2001
Variable Portfolios,            14.562313           12.841696         -11.82%             139,363            2000
Inc. - American Century         12.507622           14.562313          16.43%              63,040            1999
VP Income & Growth              10.000000           12.507622          25.08%                   0            1998
Fund: Class I - Q/NQ




American Century                16.007673           11.183425         -30.14%             173,734            2001
Variable Portfolios,            19.508116           16.007673         -17.94%             113,330            2000
Inc. - American Century         12.054452           19.508116          61.83%              15,729            1999
VP International Fund:          10.000000           12.054452          20.54%                 272            1998
Class I - Q/NQ





American Century                12.851555           14.302552          11.29%             324,935            2001
Variable Portfolios,            11.026014           12.851555          16.56%              37,538            2000
Inc. - American Century         11.272705           11.026014          -2.19%               6,991            1999
VP Value Fund: Class I          10.000000           11.272705          12.73%                   0            1998
- Q/NQ





Credit Suisse Trust -           16.550469           11.650462         -29.61%               2,115            2001
Global Post-Venture             20.695562           16.550469         -20.03%               2,167            2000
Capital Portfolio -             12.830950           20.695562          61.29%               3,334            1999
Q/NQ                            10.000000           12.830950          28.31%                   0            1998




Credit Suisse Trust -           12.775184            9.794534         -23.33%               3,467            2001
International Focus             17.474463           12.775184         -26.89%               3,467            2000
Portfolio - Q/NQ                11.544672           17.474463          51.36%               3,708            1999
                                10.000000           11.544672          15.45%                   0            1998



Credit Suisse Trust -           13.388420           13.331498          -0.43%               4,606            2001
Large Cap Value                 12.460330           13.388420           7.45%              10,718            2000
Portfolio - Q/NQ                11.888597           12.460330           4.81%                 666            1999
                                10.000000           11.888597          18.89%                   0            1998



Dreyfus Investment              12.458039            8.831987         -29.11%              12,266            2001
Portfolios - European           12.885161           12.458039          -3.31%               9,227            2000
Equity Portfolio:               10.000000           12.885161          28.85%               1,689            1999
Initial Shares - Q/NQ




The Dreyfus Socially            14.391057           10.990787         -23.63%              85,895            2001
Responsible Growth Fund         16.395915           14.391057         -12.23%              63,387            2000
Inc.: Initial Shares -          12.776857           16.395915          28.33%              41,385            1999
Q/NQ                            10.000000           12.776857          27.77%                   0            1998




UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Stock Index             13.264252           11.490304         -13.37%             760,953            2001
Fund, Inc.: Initial             14.820270           13.264252         -10.50%             561,672            2000
Shares - Q/NQ                   12.456413           14.820270          18.98%             194,030            1999
                                10.000000           12.456413          24.56%                 311            1998



Dreyfus Variable                13.344202           11.937596         -10.54%             108,258            2001
Investment Fund -               13.614453           13.344202          -1.99%              23,669            2000
Appreciation                    12.382184           13.614453           9.95%              10,120            1999
Portfolio: Initial              10.000000           12.382184          23.82%                 259            1998
Shares - Q/NQ




Federated Insurance             10.657518           11.355438           6.55%             360,729            2001
Series - Federated               9.780523           10.657518           8.97%              39,022            2000
Quality Bond Fund II:           10.000000            9.780523          -2.19%               5,527            1999
Primary Shares - Q/NQ



Fidelity VIP                    13.218906           12.375831          -6.38%             475,497            2001
Equity-Income                   12.371310           13.218906           6.85%             124,481            2000
Portfolio: Service              11.802357           12.371310           4.82%              69,781            1999
Class - Q/NQ                    10.000000           11.802357          18.02%                   0            1998




Fidelity VIP Growth             15.336364           12.446254         -18.84%             582,814            2001
Portfolio: Service              17.479679           15.336364         -12.26%             268,685            2000
Class - Q/NQ                    12.906358           17.479679          35.43%             111,944            1999
                                10.000000           12.906358          29.06%                   0            1998



Fidelity VIP High                8.566348            7.444808         -13.09%             184,249            2001
Income Portfolio:               11.220168            8.566348         -23.65%              95,786            2000
Service Class - Q/NQ            10.523939           11.220168           6.62%              46,652            1999
                                10.000000           10.523939           5.24%                 295            1998



Fidelity VIP Overseas           13.653448           10.602942         -22.34%              82,407            2001
Portfolio: Service              17.117558           13.653448         -20.24%              52,443            2000
Class - Q/NQ                    12.179658           17.117558          40.54%              32,042            1999
                                10.000000           12.179658          21.80%                   0            1998



Fidelity VIP II                 14.415058           12.461548         -13.55%             338,092            2001
Contrafund(R) Portfolio:        15.663065           14.415058          -7.97%             185,191            2000
Service Class - Q/NQ            12.789109           15.663065          22.47%              79,811            1999
                                10.000000           12.789109          27.89%                   0            1998



Fidelity VIP III Growth         10.330777            8.719070         -15.60%              57,222            2001
Opportunities                   12.643267           10.330777         -18.29%              60,793            2000
Portfolio: Service              12.301762           12.643267           2.78%              36,144            1999
Class - Q/NQ                    10.000000           12.301762          23.02%                   0            1998




UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Comstock GVIT              12.202501           10.573946         -13.35%              29,682            2001
Value Fund: Class I -           13.838584           12.202501         -11.82%              20,756            2000
Q/NQ                            11.838823           13.838584          16.89%               4,734            1999
                                10.000000           11.838823          18.39%                   0            1998



GVIT Dreyfus GVIT Mid           16.603938           16.164624          -2.65%              94,355            2001
Cap Index Fund: Class I         14.608445           16.603938          13.66%              35,419            2000
- Q/NQ                          12.246138           14.608445          19.29%               2,985            1999
                                10.000000           12.246138          22.46%                   0            1998



GVIT Federated GVIT              9.518824            9.785504           2.80%             219,036            2001
High Income Bond Fund:          10.519004            9.518824          -9.51%              38,407            2000
Class I - Q/NQ                  10.333294           10.519004           1.80%              16,103            1999
                                10.000000           10.333294           3.33%                   0            1998



GVIT Gartmore GVIT               8.683765            8.121795          -6.47%              41,669            2001
Emerging Markets Fund:          10.000000            8.683765         -13.16%                   0            2000
Class I - Q/NQ



GVIT Gartmore GVIT               5.997839            3.388600         -43.50%               4,184            2001
Global Technology and           10.000000            5.997839         -40.02%                   0            2000
Communications Fund:
Class I - Q/NQ




GVIT Gartmore GVIT              10.531983           11.142753           5.80%             487,205            2001
Government Bond Fund:            9.485894           10.531983          11.03%             110,765            2000
Class I - Q/NQ                   9.846859            9.485894          -3.67%             110,557            1999
                                10.000000            9.846859          -1.53%                   0            1998



GVIT Gartmore GVIT               9.269045            6.570618         -29.11%              73,201            2001
Growth Fund: Class I-           12.788549            9.269045         -27.52%              70,735            2000
Q/NQ                            12.431774           12.788549           2.87%              50,973            1999
                                10.000000           12.431774          24.32%                  51            1998



GVIT Gartmore GVIT               9.219512            6.488671         -29.62%               2,244            2001
International Growth            10.000000            9.219512          -7.80%                 329            2000
Fund: Class I - Q/NQ



GVIT Gartmore GVIT              10.916008           11.155845           2.20%           2,044,393            2001
Money Market Fund:              10.435669           10.916008           4.60%             281,448            2000
Class I * - Q/NQ                10.089342           10.435669           3.43%             255,650            1999
                                10.000000           10.089342           0.89%               4,169            1998




*The 7 day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2001 was 0.03%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              12.210612           10.621089         -13.02%             240,820            2001
Total Return Fund:              12.644908           12.210612          -3.43%             111,353            2000
Class I - Q/NQ                  11.985762           12.644908           5.50%              58,897            1999
                                10.000000           11.985762          19.86%                 265            1998



GVIT Gartmore GVIT              12.802092           10.252768         -19.91%              25,317            2001
Worldwide Leaders Fund:         14.799960           12.802092         -13.50%              20,669            2000
Class I - Q/NQ                  12.204564           14.799960          21.27%              14,216            1999
                                10.000000           12.204564          22.05%                   0            1998



GVIT GVIT Small Cap             16.803658           14.778663         -12.05%              74,348            2001
Growth Fund: Class I -          20.318124           16.803658         -17.30%              29,661            2000
Q/NQ                            10.000000           20.318124         103.18%                 436            1999



GVIT GVIT Small Cap             17.925387           22.681958          26.54%             175,877            2001
Value Fund: Class I -           16.339365           17.925387           9.71%              31,281            2000
Q/NQ                            12.956203           16.339365          26.11%              12,557            1999
                                10.000000           12.956203          29.56%                   0            1998



GVIT GVIT Small Company         18.493168           17.018889          -7.97%             120,126            2001
Fund: Class I - Q/NQ            17.213333           18.493168           7.44%              61,277            2000
                                12.115436           17.213333          42.08%              12,562            1999
                                10.000000           12.115436          21.15%                   0            1998


GVIT J.P. Morgan GVIT           10.438746            9.918634          -4.98%              97,796            2001
Balanced Fund: Class I          10.618109           10.438746          -1.69%              58,546            2000
- Q/NQ                          10.670741           10.618109          -0.49%              17,483            1999
                                10.000000           10.670741           6.71%                   0            1998



GVIT MAS GVIT Multi             10.692772           10.989466           2.77%             105,035            2001
Sector Bond Fund: Class         10.258279           10.692772           4.24%              59,611            2000
I - Q/NQ                        10.239367           10.258279           0.18%              15,348            1999
                                10.000000           10.239367           2.39%                   0            1998



GVIT Nationwide GVIT            13.217900           12.613785          -4.57%               5,092            2001
Strategic Value Fund:           12.450334           13.217900           6.17%               8,318            2000
Class I - Q/NQ                  13.020484           12.450334          -4.38%               5,161            1999
                                10.000000           13.020484          30.20%                   0            1998



GVIT Strong GVIT Mid            19.264494           13.242999         -31.26%              40,491            2001
Cap Growth Fund: Class          23.075929           19.264494         -16.52%              33,087            2000
I - Q/NQ                        12.660760           23.075929          82.26%               8,177            1999
                                10.000000           12.660760          26.61%                   0            1998



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Turner GVIT Growth          6.323419            3.802866         -39.86%              13,240            2001
Focus Fund: Class I - Q/NQ      10.000000            6.323419         -36.77%               3,951            2000


Janus Aspen Series -             8.133724            6.271720         -22.89%             536,957            2001
Capital Appreciation            10.000000            8.133724         -18.66%             386,275            2000
Portfolio: Service
Shares - Q/NQ


Janus Aspen Series -             6.500322            4.019173         -38.17%             253,139            2001
Global Technology               10.000000            6.500322         -35.00%             255,653            2000
Portfolio: Service
Shares - Q/NQ


Janus Aspen Series -             8.170438            6.171086         -24.47%             250,205            2001
International Growth            10.000000            8.170438         -18.30%             239,584            2000
Portfolio: Service
Shares - Q/NQ


Neuberger Berman AMT            14.569299           14.154744          -2.85%              87,188            2001
Guardian Portfolio -            14.602403           14.569299          -0.23%              18,409            2000
Q/NQ                            12.878920           14.602403          13.38%              13,631            1999
                                10.000000           12.878920          28.79%                   0            1998



Neuberger Berman AMT            19.499868           14.494171         -25.67%             135,145            2001
Mid-Cap Growth                  21.358908           19.499868          -8.70%              39,985            2000
Portfolio - Q/NQ                14.069118           21.358908          51.81%              11,186            1999
                                10.000000           14.069118          40.69%                   0            1998



Neuberger Berman AMT            12.470576           11.953368          -4.15%              90,790            2001
Partners Portfolio -            12.552194           12.470576          -0.65%              33,901            2000
Q/NQ                            11.850559           12.552194           5.92%              32,764            1999
                                10.000000           11.850559          18.51%                   0            1998





Oppenheimer Variable            20.910873           14.177025         -32.20%             143,747            2001
Account Funds -                 23.879534           20.910873         -12.43%             104,514            2000
Oppenheimer Aggressive          13.183516           23.879534          81.13%               2,681            1999
Growth Fund/VA: Initial         10.000000           13.183516          31.84%                   0            1998
Class - Q/NQ




Oppenheimer Variable            18.207193           15.700970         -13.77%             413,340            2001
Account Funds -                 18.497677           18.207193          -1.57%             122,853            2000
Oppenheimer Capital             13.236669           18.497677          39.75%              42,351            1999
Appreciation Fund/VA:           10.000000           13.236669          32.37%                   0            1998
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable             9.512275            8.253527         -13.23%             348,472            2001
Account Funds -                 10.000000            9.512275          -4.88%              35,273            2000
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ





Oppenheimer Variable            13.326790           11.810153         -11.38%             300,263            2001
Account Funds -                 14.807604           13.326790         -10.00%             150,622            2000
Oppenheimer Main Street         12.332876           14.807604          20.07%              16,304            1999
Growth & Income                 10.000000           12.332876          23.33%                   0            1998
Fund/VA: Initial Class
- Q/NQ




Strong Opportunity Fund          9.766196            9.297902          -4.80%             317,100            2001
II, Inc. - Q/NQ                 10.000000            9.766196          -2.34%              29,157            2000



The Universal                   15.972670           17.347230           8.61%               2,322            2001
Institutional Funds,            14.534982           15.972670           9.89%               1,610            2000
Inc. - Emerging Markets         11.388309           14.534982          27.63%                 676            1999
Debt Portfolio - Q/NQ           10.000000           11.388309          13.88%                   0            1998




The Universal                    8.611387            6.004330         -30.27%              28,192            2001
Institutional Funds,            10.000000            8.611387         -13.89%               2,065            2000
Inc. - Mid Cap Growth
Portfolio - Q/NQ


The Universal                   12.530461           13.576808           8.35%              63,377            2001
Institutional Funds,            12.057366           12.530461           3.92%              19,668            2000
Inc. - U.S. Real Estate
Portfolio - Q/NQ


Van Eck Worldwide               14.308006           13.857976          -3.15%              20,943            2001
Insurance Trust -               24.947866           14.308006         -42.65%              11,621            2000
Worldwide Emerging              12.626347           24.947866          97.59%              10,013            1999
Markets Fund - Q/NQ             10.000000           12.626347          26.26%                   0            1998




Van Eck Worldwide               13.004291           11.487829         -11.66%               7,036            2001
Insurance Trust -               11.832203           13.004291           9.91%               6,492            2000
Worldwide Hard Assets            9.912267           11.832203          19.37%               3,852            1999
Fund - Q/NQ                     10.000000            9.912267          -0.88%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio: Initial Shares was added to the variable account on September 27, 1999. Therefore the Condensed Financial Information for 1999 reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account on September 25, 2000. Therefore the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, and Janus Aspen Series - International Growth Portfolio: Service II Shares were added to the variable account on May 1, 2002. Therefore, no Condensed Financial Information is available.




                                                OPTIONAL BENEFITS ELECTED (TOTAL 1.40%)
                          (VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                12.827110           11.590032          -9.64%              96,144            2001
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ


American Century                15.989500           11.165028         -30.17%               7,218            2001
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ


American Century                12.836968           14.279045          11.23%              87,075            2001
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ



Credit Suisse Trust -           16.531655           11.631260         -29.64%                   0            2001
Global Post-Venture
Capital Portfolio -
Q/NQ



Credit Suisse Trust -           12.760667            9.778400         -23.37%                   0            2001
International Focus
Portfolio - Q/NQ



Credit Suisse Trust -           13.373210           13.309568          -0.48%                   0            2001
Large Cap Value
Portfolio - Q/NQ



Dreyfus Investment              12.450126            8.821867         -29.14%               6,152            2001
Portfolios - European
Equity Portfolio:
Initial Shares - Q/NQ



The Dreyfus Socially            14.374715           10.972704         -23.67%               4,257            2001
Responsible Growth Fund
Inc.: Initial Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Stock Index             13.249172           11.471393         -13.42%             381,522            2001
Fund, Inc.: Initial
Shares - Q/NQ



Dreyfus Variable                13.329025           11.917939         -10.59%              91,738            2001
Investment Fund -
Appreciation
Portfolio: Initial
Shares - Q/NQ



Federated Insurance             10.648571           11.340121           6.49%             220,079            2001
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ


Fidelity VIP                    13.203880           12.355466          -6.43%             223,515            2001
Equity-Income
Portfolio: Service
Class - Q/NQ



Fidelity VIP Growth             15.318941           12.425772         -18.89%             111,173            2001
Portfolio: Service
Class - Q/NQ



Fidelity VIP High                8.556624            7.432559         -13.14%              50,624            2001
Income Portfolio:
Service Class - Q/NQ


Fidelity VIP Overseas           13.637938           10.585490         -22.38%              76,177            2001
Portfolio: Service
Class - Q/NQ



Fidelity VIP II                 14.398684           12.441038         -13.60%              49,621            2001
Contrafund(R) Portfolio:
Service Class - Q/NQ



Fidelity VIP III Growth         10.319040            8.704709         -15.64%              11,979            2001
Opportunities
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Comstock GVIT              12.188636           10.556552         -13.39%               1,747            2001
Value Fund: Class I -
Q/NQ




GVIT Dreyfus GVIT Mid           16.585077           16.138025          -2.70%              69,848            2001
Cap Index Fund: Class I
- Q/NQ



GVIT Federated GVIT              9.507993            9.769394           2.75%             102,918            2001
High Income Bond Fund:
Class I - Q/NQ



GVIT Gartmore GVIT               8.682706            8.116661          -6.52%                   0            2001
Emerging Markets Fund:
Class I - Q/NQ



GVIT Gartmore GVIT               5.997100            3.386452         -43.53%               9,237            2001
Global Technology and
Communications Fund:
Class I - Q/NQ




GVIT Gartmore GVIT              10.519995           11.124403           5.75%             362,608            2001
Government Bond Fund:
Class I - Q/NQ




GVIT Gartmore GVIT               9.258498            6.559782         -29.15%               3,774            2001
Growth Fund: Class I-
Q/NQ



GVIT Gartmore GVIT               9.218392            6.484565         -29.66%                   0            2001
International Growth
Fund: Class I - Q/NQ



GVIT Gartmore GVIT              10.903584           11.137467           2.15%             497,321            2001
Money Market Fund:
Class I * - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

*The 7 day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2001 was -0.02%.


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              12.196740           10.603608         -13.06%              56,232            2001
Total Return Fund:
Class I - Q/NQ




GVIT Gartmore GVIT              12.787543           10.235887         -19.95%                 998            2001
Worldwide Leaders Fund:
Class I - Q/NQ




GVIT GVIT Small Cap             16.798563           14.758730         -12.10%              15,835            2001
Growth Fund: Class I -
Q/NQ



GVIT GVIT Small Cap             17.905028           22.644645          26.47%              48,595            2001
Value Fund: Class I -
Q/NQ




GVIT GVIT Small Company         18.472168           16.990870          -8.02%              89,516            2001
Fund: Class I - Q/NQ




GVIT J.P. Morgan GVIT           10.426893            9.902320          -5.03%              74,526            2001
Balanced Fund: Class I
- Q/NQ



GVIT MAS GVIT Multi             10.680606           10.971350           2.72%              22,747            2001
Sector Bond Fund: Class
I - Q/NQ




GVIT Nationwide GVIT            13.202878           12.593029          -4.62%                   0            2001
Strategic Value Fund:
Class I - Q/NQ




GVIT Strong GVIT Mid            19.242613           13.221187         -31.29%              23,611            2001
Cap Growth Fund: Class
I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Turner GVIT Growth          6.322639            3.800451         -39.89%                  944           2001
Focus Fund: Class I -
Q/NQ



Janus Aspen Series -             8.129929            6.265584         -22.93%               92,028           2001
Capital Appreciation
Portfolio: Service
Shares - Q/NQ




Janus Aspen Series -             6.497274            4.015227         -38.20%               10,658           2001
Global Technology
Portfolio: Service
Shares - Q/NQ




Janus Aspen Series -             8.166613            6.165048         -24.51%               84,504           2001
International Growth
Portfolio: Service
Shares - Q/NQ




Neuberger Berman AMT            14.552749           14.131442          -2.90%               64,906           2001
Guardian Portfolio -
Q/NQ




Neuberger Berman AMT            19.477696           14.470284         -25.71%               72,859           2001
Mid-Cap Growth
Portfolio - Q/NQ




Neuberger Berman AMT            12.456413           11.933692          -4.20%               52,726           2001
Partners Portfolio -
Q/NQ




Oppenheimer Variable            20.887100           14.153669         -32.24%               13,016           2001
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ





Oppenheimer Variable            18.186519           15.675123         -13.81%              140,244           2001
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable             9.509088            8.246547         -13.28%             140,357            2001
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ



Oppenheimer Variable            13.311650           11.790725         -11.43%              83,548            2001
Account Funds -
Oppenheimer Main Street
Growth & Income
Fund/VA: Initial Class
- Q/NQ



Strong Opportunity Fund          9.762926            9.290050          -4.84%             132,193            2001
II, Inc. - Q/NQ


The Universal                   15.954543           17.318710           8.55%                 358            2001
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - Q/NQ




The Universal                    8.608498            5.999237         -30.31%               2,849            2001
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio - Q/NQ



The Universal                   12.516221           13.554456           8.30%              25,142            2001
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio - Q/NQ



Van Eck Worldwide               14.291739           13.835162          -3.19%               3,308            2001
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ



Van Eck Worldwide               12.989532           11.468935         -11.71%               6,733            2001
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio: Initial Shares was added to the variable account on September 27, 1999. Therefore the Condensed Financial Information for 1999 reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account on September 25, 2000. Therefore the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, and Janus Aspen Series - International Growth Portfolio: Service II Shares were added to the variable account on May 1, 2002. Therefore, no Condensed Financial Information is available.




                                                OPTIONAL BENEFITS ELECTED (TOTAL 1.45%)
                          (VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                12.812521           11.570948          -9.69%               6,136            2001
Variable Portfolios,            14.543892           12.812521         -11.90%              23,222            2000
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ



American Century                15.971330           11.146637         -30.21%               2,714            2001
Variable Portfolios,            19.483474           15.971330         -18.03%               2,718            2000
Inc. - American Century
VP International Fund:
Class I - Q/NQ



American Century                12.82378            14.255535          11.18%              17,616            2001
Variable Portfolios,            11.012072           12.822378          16.44%               1,731            2000
Inc. - American Century
VP Value Fund: Class I
- Q/NQ




Credit Suisse Trust -           16.512879           11.612109         -29.68%                   0            2001
Global Post-Venture             20.669425           16.512879         -20.11%                   0            2000
Capital Portfolio -
Q/NQ




Credit Suisse Trust -           12.746142            9.762282         -23.41%                   0            2001
International Focus             17.452381           12.746142         -26.97%                   0            2000
Portfolio - Q/NQ



Credit Suisse Trust -           13.358023           13.287675          -0.53%                   0            2001
Large Cap Value                 12.444575           13.358023           7.34%                   0            2000
Portfolio - Q/NQ



Dreyfus Investment              12.442209            8.811750         -29.18%                   0            2001
Portfolios - European           12.881775           12.442209          -3.41%                   0            2000
Equity Portfolio:
Initial Shares - Q/NQ




The Dreyfus Socially            14.358357           10.954608         -23.71%                 584            2001
Responsible Growth              16.375184           14.358357         -12.32%               1,533            2000
Fund, Inc.: Initial
Shares - Q/NQ




Dreyfus Stock Index             13.234124           11.452508         -13.46%              17,008            2001
Fund, Inc.: Initial             14.801530           13.234124         -10.59%              19,118            2000
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Variable                13.313894           11.898327         -10.63%                   0            2001
Investment Fund -               13.597232           13.313894          -2.08%                   0            2000
Appreciation
Portfolio: Initial
Shares - Q/NQ



Federated Insurance             10.639621           11.324824           6.44%              16,225            2001
Series - Federated               9.773948           10.639621           8.86%               2,343            2000
Quality Bond Fund II:
Primary Shares - Q/NQ




Fidelity VIP                    13.188860           12.335099          -6.47%              21,519            2001
Equity-Income                   12.355641           13.188860           6.74%               8,314            2000
Portfolio: Service
Class - Q/NQ



Fidelity VIP Growth             15.301552           12.405324         -18.93%              20,533            2001
Portfolio: Service              17.457597           15.301552         -12.35%              34,964            2000
Class - Q/NQ



Fidelity VIP High                8.546878            7.420301         -13.18%               7,503            2001
Income Portfolio:               11.205978            8.546878         -23.73%               2,506            2000
Service Class - Q/NQ



Fidelity VIP Overseas           13.622435           10.568057         -22.42%               3,904            2001
Portfolio: Service              17.095933           13.622435         -20.32%               4,872            2000
Class - Q/NQ



Fidelity VIP II                 14.382315           12.420560         -13.64%              15,899            2001
Contrafund(R) Portfolio:        15.643260           14.382315          -8.06%               8,910            2000
Service Class - Q/NQ




Fidelity VIP III Growth         10.307281            8.690341         -15.69%               5,358            2001
Opportunities                   12.627255           10.307281         -18.37%              21,095            2000
Portfolio: Service
Class - Q/NQ




GVIT Comstock GVIT              12.174767           10.539153         -13.43%                   0            2001
Value Fund: Class I -           13.821079           12.174767         -11.91%                   0            2000
Q/NQ



GVIT Dreyfus GVIT Mid           16.566203           16.111432          -2.75%                  26            2001
Cap Index Fund: Class I         14.589957           16.566203          13.55%                 571            2000
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Federated GVIT              9.497186            9.753315           2.70%              22,890            2001
High Income Bond Fund:          10.505688            9.497186          -9.60%                   0            2000
Class I - Q/NQ



GVIT Gartmore GVIT               8.681644            8.111518          -6.57%                   0            2001
Emerging Markets Fund:          10.000000            8.681644         -13.18%                   0            2000
Class I - Q/NQ



GVIT Gartmore GVIT               5.996363            3.384294         -43.56%                 377            2001
Global Technology and           10.000000            5.996363         -40.04%                 430            2000
Communications Fund:
Class I - Q/NQ





GVIT Gartmore GVIT              10.508016           11.106073           5.69%                 271            2001
Government Bond Fund:            9.473867           10.508016          10.92%                   0            2000
Class I - Q/NQ



GVIT Gartmore GVIT               9.247972            6.548971         -29.18%                 249            2001
Growth Fund: Class I -          12.772360            9.247972         -27.59%                 284            2000
Q/NQ



GVIT Gartmore GVIT               9.217263            6.480453         -29.69%                 265            2001
International Growth            10.000000            9.217263          -7.83%                 302            2000
Fund: Class I - Q/NQ



GVIT Gartmore GVIT              10.891167           11.119112           2.09%              10,306            2001
Money Market Fund:              10.422427           10.891167           4.50%              20,395            2000
Class I * - Q/NQ



GVIT Gartmore GVIT              12.182869           10.586142         -13.11%              32,784            2001
Total Return Fund:              12.628895           12.182869          -3.53%              32,951            2000
Class I - Q/NQ



GVIT Gartmore GVIT              12.773009           10.219036         -20.00%                   0            2001
Worldwide Leaders Fund:         14.781243           12.773009         -13.59%                   0            2000
Class I - Q/NQ



GVIT GVIT Small Cap             16.775454           14.738777         -12.14%               2,665            2001
Growth Fund: Class I -          20.304522           16.775454         -17.38%               2,752            2000
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

*The 7 day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2001 was -0.07%.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             17.884672           22.607355          26.41%               7,348            2001
Value Fund: Class I -           16.318704           17.884672           9.60%               1,561            2000
Q/NQ



GVIT GVIT Small Company         18.451164           16.962886          -8.07%               4,887            2001
Fund: Class I - Q/NQ            17.191574           18.451164           7.33%               1,912            2000



GVIT J.P. Morgan GVIT           10.415037            9.886012          -5.08%               1,239            2001
Balanced Fund: Class I          10.604669           10.415037          -1.79%               1,507            2000
- Q/NQ



GVIT MAS GVIT Multi             10.668471           10.953304           2.67%              13,572            2001
Sector Bond Fund: Class         10.245290           10.668471           4.13%               9,951            2000
I - Q/NQ



GVIT Nationwide GVIT            13.187886           12.572301          -4.67%                   0            2001
Strategic Value Fund:           12.434581           13.187886           6.06%                   0            2000
Class I - Q/NQ



GVIT Strong GVIT Mid            19.220739           13.199389         -31.33%                   0            2001
Cap Growth Fund: Class          23.046789           19.220739         -16.60%                   0            2000
I - Q/NQ



GVIT Turner GVIT Growth          6.321864            3.798019         -39.92%                   0            2001
Focus Fund: Class I -           10.000000            6.321864         -36.78%                   0            2000
Q/NQ



Janus Aspen Series -             8.126129            6.259448         -22.97%              12,243            2001
Capital Appreciation            10.000000            8.126129         -18.74%              25,017            2000
Portfolio: Service
Shares - Q/NQ




Janus Aspen Series -             6.494235            4.011291         -38.23%               3,113            2001
Global Technology               10.000000            6.494235         -35.06%              17,020            2000
Portfolio: Service
Shares - Q/NQ




Janus Aspen Series -             8.162793            6.159009         -24.55%               8,459            2001
International Growth            10.000000            8.162793         -18.37%              11,348            2000
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT            14.536223           14.108196          -2.94%               9,481            2001
Guardian Portfolio -            14.583938           14.536223          -0.33%                   0            2000
Q/NQ



Neuberger Berman AMT            19.455564           14.446438         -25.75%                 723            2001
Mid-Cap Growth                  21.331920           19.455564          -8.80%               1,092            2000
Portfolio - Q/NQ




Neuberger Berman AMT            12.442244           11.914038          -4.25%                   0            2001
Partners Portfolio -            12.536312           12.442244          -0.75%                   0            2000
Q/NQ



Oppenheimer Variable            20.863367           14.130362         -32.27%               3,689            2001
Account Funds -                 23.849355           20.863367         -12.52%              10,426            2000
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ





Oppenheimer Variable            18.16855            15.649321         -13.85%              33,716            2001
Account Funds -                 18.474301           18.165855          -1.67%              26,526            2000
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ





Oppenheimer Variable             9.505903            8.239576         -13.32%              27,466            2001
Account Funds -                 10.000000            9.505903          -4.94%              18,009            2000
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ





Oppenheimer Variable            13.296520           11.771303         -11.47%              36,117            2001
Account Funds -                 14.788879           13.296520         -10.09%              43,969            2000
Oppenheimer Main Street
Growth & Income
Fund/VA: Initial Class
- Q/NQ





Strong Opportunity Fund          9.759650            9.282194          -4.89%               1,986            2001
II, Inc. - Q/NQ                 10.000000            9.759650          -2.40%                 453            2000


The Universal                   15.936413           17.290213           8.50%                  98            2001
Institutional Funds,            14.516616           15.936413           9.78%                  67            2000
Inc. - Emerging Markets
Debt Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                    8.605609            5.994160         -30.35%                   0            2001
Institutional Funds,            10.000000            8.605609         -13.94%                   0            2000
Inc. - Mid Cap Growth
Portfolio - Q/NQ




The Universal                   12.501983           13.532141           8.24%               1,788            2001
Institutional Funds,            12.033260           12.501983           3.90%               2,611            2000
Inc. - U.S. Real Estate
Portfolio - Q/NQ




Van Eck Worldwide               14.275487           13.812362          -3.24%                 659            2001
Insurance Trust -               24.916384           14.275487         -42.71%                 643            2000
Worldwide Emerging
Markets Fund - Q/NQ




Van Eck Worldwide               12.974758           11.450041         -11.75%                   0            2001
Insurance Trust -               11.817233           12.974758           9.80%                   0            2000
Worldwide Hard Assets
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio: Initial Shares was added to the variable account on September 27, 1999. Therefore the Condensed Financial Information for 1999 reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account on September 25, 2000. Therefore the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S.

Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund:
Class III were added to the variable account on January 25, 2002. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, and Janus Aspen Series - International Growth Portfolio: Service II Shares were added to the variable account on May 1, 2002. Therefore, no Condensed Financial Information is available.


                                                OPTIONAL BENEFITS ELECTED (TOTAL 1.50%)
                          (VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                12.797950           11.551890          -9.74%               4,521            2001
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ



American Century                15.953179           11.128268         -30.24%               2,274            2001
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ



American Century                12.807784           14.232053          11.12%               4,602            2001
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ




Credit Suisse Trust -           16.494084           11.592951         -29.71%                   0            2001
Global Post-Venture
Capital Portfolio -
Q/NQ




Credit Suisse Trust -           12.731669            9.746211         -23.45%                   0            2001
International Focus
Portfolio - Q/NQ




Credit Suisse Trust -           13.342824           13.265780          -0.58%                   0            2001
Large Cap Value
Portfolio - Q/NQ




Dreyfus Investment              12.434292            8.801647         -29.21%                   0            2001
Portfolios - European
Equity Portfolio:
Initial Shares - Q/NQ




The Dreyfus Socially            14.342049           10.936572         -23.74%                 213            2001
Responsible Growth Fund
Inc.: Initial Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Stock Index             13.219073           11.433642         -13.51%               8,402            2001
Fund, Inc.: Initial
Shares - Q/NQ



Dreyfus Variable                13.298747           11.878721         -10.68%               2,694            2001
Investment Fund -
Appreciation
Portfolio: Initial
Shares - Q/NQ





Federated Insurance             10.630687           11.309545           6.39%               3,271            2001
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ




Fidelity VIP                    13.173869           12.314799          -6.52%               2,456            2001
Equity-Income
Portfolio: Service
Class - Q/NQ




Fidelity VIP Growth             15.284127           12.384853         -18.97%               1,602            2001
Portfolio: Service
Class - Q/NQ




Fidelity VIP High                8.537159            7.408079         -13.23%              17,758            2001
Income Portfolio:
Service Class - Q/NQ




Fidelity VIP Overseas           13.606956           10.550644         -22.46%                   0            2001
Portfolio: Service
Class - Q/NQ




Fidelity VIP II                 14.365961           12.40091          -13.68%               2,230            2001
Contrafund(R) Portfolio:
Service Class - Q/NQ




Fidelity VIP III Growth         10.295564            8.676041         -15.73%                   0            2001
Opportunities
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Comstock GVIT              12.160926           10.521790         -13.48%                   0            2001
Value Fund: Class I -
Q/NQ




GVIT Dreyfus GVIT Mid           16.547367           16.084876          -2.79%                 626            2001
Cap Index Fund: Class I
- Q/NQ




GVIT Federated GVIT              9.486372            9.737236           2.64%              13,181            2001
High Income Bond Fund:
Class I - Q/NQ




GVIT Gartmore GVIT               8.680573            8.106355          -6.61%                   0            2001
Emerging Markets Fund:
Class I - Q/NQ



GVIT Gartmore GVIT               5.995625            3.382136         -43.59%                   0            2001
Global Technology and
Communications Fund:
Class I - Q/NQ





GVIT Gartmore GVIT              10.496056           11.087778           5.64%               1,039            2001
Government Bond Fund:
Class I - Q/NQ




GVIT Gartmore GVIT               9.237443            6.538172         -29.22%                   0            2001
Growth Fund: Class I-
Q/NQ




GVIT Gartmore GVIT               9.216139            6.476357         -29.73%                   0            2001
International Growth
Fund: Class I - Q/NQ



GVIT Gartmore GVIT              10.878760           11.100780           2.04%              11,219            2001
Money Market Fund:
Class I * - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

*The 7 day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2001 was -0.12%.


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              12.169023           10.568710         -13.15%              10,668            2001
Total Return Fund:
Class I - Q/NQ




GVIT Gartmore GVIT              12.758477           10.202185         -20.04%                   0            2001
Worldwide Leaders Fund:
Class I - Q/NQ




GVIT GVIT Small Cap             16.761357           14.718863         -12.19%                   0            2001
Growth Fund: Class I -
Q/NQ



GVIT GVIT Small Cap             17.864340           22.570133          26.34%                 391            2001
Value Fund: Class I -
Q/NQ




GVIT GVIT Small Company         18.430186           16.934952          -8.11%                 814            2001
Fund: Class I - Q/NQ




GVIT J.P. Morgan GVIT           10.403190            9.869728          -5.13%                  92            2001
Balanced Fund: Class I
- Q/NQ




GVIT MAS GVIT Multi             10.656316           10.935239           2.62%                 554            2001
Sector Bond Fund: Class
I - Q/NQ




GVIT Nationwide GVIT            13.172860           12.551564          -4.72%                   0            2001
Strategic Value Fund:
Class I - Q/NQ




GVIT Strong GVIT Mid            19.198852           13.177611         -31.36%                   0            2001
Cap Growth Fund: Class
I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Turner GVIT Growth          6.321085            3.795617         -39.95%                 0              2001
Focus Fund: Class I -
Q/NQ



Janus Aspen Series -             8.122329            6.253323         -23.01%               5,055            2001
Capital Appreciation
Portfolio: Service
Shares - Q/NQ




Janus Aspen Series -             6.491188            4.007355         -38.26%                   0            2001
Global Technology
Portfolio: Service
Shares - Q/NQ




Janus Aspen Series -             8.158972            6.152979         -24.59%                 383            2001
International Growth
Portfolio: Service
Shares - Q/NQ




Neuberger Berman AMT            14.519679           14.084942          -2.99%                   0            2001
Guardian Portfolio -
Q/NQ




Neuberger Berman AMT            19.433420           14.422615         -25.78%                   0            2001
Mid-Cap Growth
Portfolio - Q/NQ




Neuberger Berman AMT            12.428094           11.894405          -4.29%               1,029            2001
Partners Portfolio -
Q/NQ




Oppenheimer Variable            20.839650           14.107081         -32.31%                   0            2001
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ





Oppenheimer Variable            18.145209           15.623539         -13.90%              11,395            2001
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable             9.502715            8.232600         -13.37%               1,966            2001
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ





Oppenheimer Variable            13.281403           11.751920         -11.52%               2,359            2001
Account Funds -
Oppenheimer Main Street
Growth & Income
Fund/VA: Initial Class
- Q/NQ





Strong Opportunity Fund          9.756374            9.274332          -4.94%               2,138            2001
II, Inc. - Q/NQ


The Universal                   15.918288           17.261739           8.44%                   0            2001
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - Q/NQ





The Universal                    8.602719            5.989084         -30.38%               4,009            2001
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio - Q/NQ





The Universal                   12.487759           13.509845           8.18%                   0            2001
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio - Q/NQ




Van Eck Worldwide               14.259243           13.789595          -3.29%                 753            2001
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ




Van Eck Worldwide               12.959993           11.431171         -11.80%                   0            2001
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio: Initial Shares was added to the variable account on September 27, 1999. Therefore the Condensed Financial Information for 1999 reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account on September 25, 2000. Therefore the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, and Janus Aspen Series - International Growth Portfolio: Service II Shares were added to the variable account on May 1, 2002. Therefore, no Condensed Financial Information is available.



                                                OPTIONAL BENEFITS ELECTED (TOTAL 1.60%)
                          (VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                12.768846           11.513844          -9.83%               5,981            2001
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ





American Century                15.916904           11.091611         -30.32%                 188            2001
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ





American Century                12.778642           14.185172          11.01%                 403            2001
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ





Credit Suisse Trust -           16.456572           11.554752         -29.79%                   0            2001
Global Post-Venture
Capital Portfolio -
Q/NQ




Credit Suisse Trust -           12.702702            9.714079         -23.53%                   0            2001
International Focus
Portfolio - Q/NQ




Credit Suisse Trust -           13.312463           13.222072          -0.68%                   0            2001
Large Cap Value
Portfolio - Q/NQ




Dreyfus Investment              12.418459            8.781441         -29.29%                   0            2001
Portfolios - European
Equity Portfolio:
Initial Shares - Q/NQ




The Dreyfus Socially            14.309420           10.900528         -23.82%               1,369            2001
Responsible Growth Fund
Inc.: Initial Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Stock Index             13.188992           11.395964         -13.59%               9,904            2001
Fund, Inc.: Initial
Shares - Q/NQ



Dreyfus Variable                13.268495           11.839596         -10.77%                 174            2001
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ





Federated Insurance             10.612780           11.278978           6.28%                   0            2001
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ




Fidelity VIP                    13.143893           12.274215          -6.62%              10,891            2001
Equity-Income
Portfolio: Service
Class - Q/NQ




Fidelity VIP Growth             15.249368           12.344049         -19.05%              26,476            2001
Portfolio: Service
Class - Q/NQ




Fidelity VIP High                8.517712            7.383653         -13.31%                   0            2001
Income Portfolio:
Service Class - Q/NQ




Fidelity VIP Overseas           13.576001           10.515875          -22.54                   0            2001
Portfolio: Service
Class - Q/NQ




Fidelity VIP II                 14.33260            12.359225         -13.77%               2,139            2001
Contrafund(R) /Portfolio:
Service Class - Q/NQ




Fidelity VIP III Growth         10.272119            8.647434         -15.82%                   0            2001
Opportunities
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Comstock GVIT              16.509731           16.031888          -2.89%               3,152            2001
Value Fund: Class I -
Q/NQ




GVIT Dreyfus GVIT Mid           12.133258           10.487119         -13.57%                   0            2001
Cap Index Fund: Class I
- Q/NQ




GVIT Federated GVIT              9.464778            9.705141           2.54%                   0            2001
High Income Bond Fund:
Class I - Q/NQ



GVIT Gartmore GVIT               8.678451            8.096093          -6.71%                   0            2001
Emerging Markets Fund:
Class I - Q/NQ



GVIT Gartmore GVIT               5.994151            3.377839         -43.65%                   0            2001
Global Technology and
Communications Fund:
Class I - Q/NQ



GVIT Gartmore GVIT              10.472185           11.051278           5.53%               7,279            2001
Government Bond Fund:
Class I - Q/NQ



GVIT Gartmore GVIT               9.216406            6.516595         -29.29%                 550            2001
Growth Fund: Class I-
Q/NQ



GVIT Gartmore GVIT               9.213885            6.468145         -29.80%                   0            2001
International Growth
Fund: Class I - Q/NQ




GVIT Gartmore GVIT              10.853962           11.064171           1.94%                   0            2001
Money Market Fund:
Class I * - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

*The 7 day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2001 was -0.22%.




------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              12.141316           10.533860         -13.24%                 922            2001
Total Return Fund:
Class I - Q/NQ




GVIT Gartmore GVIT              12.729459           10.168561         -20.12%                   0            2001
Worldwide Leaders Fund:
Class I - Q/NQ


GVIT GVIT Small Cap             16.733188           14.679081         -12.28%                 416            2001
Growth Fund: Class I -
Q/NQ



GVIT GVIT Small Cap             17.823704           22.495777          26.21%                 846            2001
Value Fund: Class I -
Q/NQ




GVIT GVIT Small Company         18.388267           16.879142          -8.21%               1,211            2001
Fund: Class I - Q/NQ




GVIT J.P. Morgan GVIT           10.379505            9.837192          -5.22%               5,004            2001
Balanced Fund: Class I
- Q/NQ




GVIT MAS GVIT Multi             10.632058           10.899202           2.51%               1,670            2001
Sector Bond Fund: Class
I - Q/NQ




GVIT Nationwide GVIT            13.142888           12.510199          -4.81%                   0            2001
Strategic Value Fund:
Class I - Q/NQ




GVIT Strong GVIT Mid            19.155179           13.134144         -31.43%               1,582            2001
Cap Growth Fund: Class
I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth          6.319528            3.790788         -40.01%                 0              2001
Focus Fund: Class I -
Q/NQ



Janus Aspen Series -             8.114733            6.241085         -23.09%               9,406            2001
Capital Appreciation
Portfolio: Service
Shares - Q/NQ




Janus Aspen Series -             6.485104            3.999498         -38.33%                   0            2001
Global Technology
Portfolio: Service
Shares - Q/NQ




Janus Aspen Series -             8.151333            6.140922         -24.66%               4,977            2001
International Growth
Portfolio: Service
Shares - Q/NQ




Neuberger Berman AMT            14.486662           14.038550          -3.09%                   0            2001
Guardian Portfolio -
Q/NQ




Neuberger Berman AMT            19.389212           14.375068         -25.86%                 263            2001
Mid-Cap Growth
Portfolio - Q/NQ




Neuberger Berman AMT            12.399807           11.855202          -4.39%                 182            2001
Partners Portfolio -
Q/NQ




Oppenheimer Variable            20.792245           14.060573         -32.38%                   0            2001
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ





Oppenheimer Variable            18.103937           15.572047         -13.99%                   0            2001
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable             9.496340            8.218658         -13.45%              15,371            2001
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ



Oppenheimer Variable            13.251196           11.713202         -11.61%               4,822            2001
Account Funds -
Oppenheimer Main Street
Growth & Income
Fund/VA: Initial Class
- Q/NQ



Strong Opportunity Fund          9.749831            9.258644          -5.04%               9,273            2001
II, Inc. - Q/NQ



The Universal                   15.882098           17.204918           8.33%                   0            2001
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - Q/NQ




The Universal                    8.596944            5.978929         -30.45%                   0            2001
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio - Q/NQ





The Universal                   12.459341           13.465327           8.07%                   0            2001
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio - Q/NQ




Van Eck Worldwide               14.226803           13.744142          -3.39%                   0            2001
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ




Van Eck Worldwide               12.930490           11.393485         -11.89%                   0            2001
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio: Initial Shares was added to the variable account on September 27, 1999. Therefore the Condensed Financial Information for 1999 reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account on September 25, 2000. Therefore the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, and Janus Aspen Series - International Growth Portfolio: Service II Shares were added to the variable account on May 1, 2002. Therefore, no Condensed Financial Information is available.



                                                OPTIONAL BENEFITS ELECTED (TOTAL 1.65%)
                          (VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century                12.754306           11.494846          -9.87%              23,607            2001
Variable Portfolios,            14.507084           12.754306         -12.08%               7,967            2000
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ





American Century                15.898785           11.073317         -30.35%              11,069            2001
Variable Portfolios,            19.434239           15.898785         -18.19%               3,603            2000
Inc. - American Century
VP International Fund:
Class I - Q/NQ





American Century                12.764086           14.161782          10.95%              26.289            2001
Variable Portfolios,            10.984159           12.764086          16.20%              12,510            2000
Inc. - American Century
VP Value Fund: Class I
- Q/NQ




Credit Suisse Trust -           16.437806           11.535653         -29.82%                   0            2001
Global Post-Venture             20.617144           16.437806         -20.27%                   0            2000
Capital Portfolio -
Q/NQ




Credit Suisse Trust -           12.688214            9.698035         -23.57%                   0            2001
International Focus             17.408242           12.688214         -27.11%                   0            2000
Portfolio - Q/NQ



Credit Suisse Trust -           13.297317           13.200277          -0.73%                   0            2001
Large Cap Value                 13.413046           13.297317           7.12%                   0            2000
Portfolio - Q/NQ



Dreyfus Investment              12.410545            8.771359         -29.32%                 776            2001
Portfolios - European           12.874994           12.410545          -3.61%                   0            2000
Equity Portfolio:
Initial Shares - Q/NQ




The Dreyfus Socially            14.293123           10.882532         -23.86%              11,400            2001
Responsible Growth              16.333747           14.293123         -12.49%               8,129            2000
Fund, Inc.: Initial
Shares - Q/NQ




Dreyfus Stock Index             13.173971           11.377149         -13.64%              29,309            2001
Fund, Inc.: Initial             14.764046           13.173971         -10.77%              32,228            2000
Shares - Q/NQ

------------------------ ------------------- ------------------- ------------------- ------------------- ------------


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable                13.253384           11.820057         -10.81%              13,450            2001
Investment Fund                 13.562791           13.253384          -2.28%                   0            2000
-Appreciation
Portfolio: Initial
Shares - Q/NQ





Federated Insurance             10.603847           11.263725           6.22%              13,840            2001
Series - Federated               9.760781           10.603847           8.64%                   0            2000
Quality Bond Fund II:
Primary Shares - Q/NQ




Fidelity VIP                    13.128922           12.253980          -6.66%              31,988            2001
Equity-Income                   12.324339           13.128922           6.53%              17,797            2000
Portfolio: Service
Class - Q/NQ



Fidelity VIP Growth             15.232000           12.323670         -19.09%              60,024            2001
Portfolio: Service              17.413426           15.232000         -12.53%              27,967            2000
Class - Q/NQ



Fidelity VIP High                8.508002            7.371466         -13.36%               7,111            2001
Income Portfolio:               11.177582            8.508002         -23.88%              10,961            2000
Service Class - Q/NQ



Fidelity VIP Overseas           13.560524           10.498504         -22.58%               1,356            2001
Portfolio: Service              17.052691           13.560524         -20.48%               6,347            2000
Class - Q/NQ



Fidelity VIP II                 14.316943           12.338834         -13.82%              22,553            2001
Contrafund(R)Portfolio:         15.603664           14.316943          -8.25%              12,158            2000
Service Class - Q/NQ




Fidelity VIP III Growth         10.260418            8.633163         -15.86%              10,258            2001
Opportunities                   12.595275           10.260418         -18.54%               8,621            2000
Portfolio: Service
Class - Q/NQ




GVIT Comstock GVIT              12.119427           10.469799         -13.61%               4,910            2001
Value Fund: Class I -           13.786084           12.119427         -12.09%               7,511            2000
Q/NQ



GVIT Dreyfus GVIT Mid           16.490935           16.005443          -2.94%              10,679            2001
Cap Index Fund: Class I         14.553031           16.490935          13.32%               3,067            2000
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Federated GVIT              9.453988            9.689126           2.49%               4,535            2001
High Income Bond: Class         10.479056            9.453988          -9.78%                   0            2000
I Fund - Q/NQ



GVIT Gartmore GVIT               8.677386            8.090952          -6.76%                   0            2001
Emerging Markets Fund:          10.000000            8.677386         -13.23%                   0            2000
Class I - Q/NQ



GVIT Gartmore GVIT               5.993413            3.375688         -43.68%                   0            2001
Global Technology and           10.000000            5.993413         -40.07%                   0            2000
Communications Fund:
Class I - Q/NQ




GVIT Gartmore GVIT              10.460250           11.033039           5.48%              34,809            2001
Government Bond Fund:            9.449856           10.460250          10.69%              30,746            2000
Class I - Q/NQ



GVIT Gartmore GVIT               9.205900            6.505832         -29.33%                 587            2001
Growth Fund: Class I -          12.740010            9.205900         -27.74%                 323            2000
Q/NQ



GVIT Gartmore GVIT               9.212757            6.464037         -29.84%                   0            2001
International Growth            10.000000            9.212757          -7.87%                   0            2000
Fund: Class I - Q/NQ



GVIT Gartmore GVIT              10.841575           11.045897           1.88%              78,798            2001
Money Market Fund:              10.395950           10.841575           4.29%              46,460            2000
Class I * - Q/NQ



GVIT Gartmore GVIT              12.127493           10.516473         -13.28%              17,329            2001
Total Return Fund:              12.596911           12.127493          -3.73%              16,831            2000
Class I - Q/NQ



GVIT Gartmore GVIT              12.714940           10.151774         -20.16%               1,884            2001
Worldwide Leaders Fund:         14.743816           12.714940         -13.76%                 693            2000
Class I - Q/NQ



GVIT GVIT Small Cap             16.719097           14.659211         -12.32%               5,104            2001
Growth Fund: Class I -          20.277316           16.719097         -17.55%               3,437            2000
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

*The 7 day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2001 was -0.27%.


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             17.803398           22.458672          26.15%               4,425            2001
Value Fund: Class I -           16.277398           17.803398           9.37%               3,265            2000
Q/NQ



GVIT GVIT Small Company         18.367325           16.851295          -8.25%               8,037            2001
Fund: Class I - Q/NQ            17.148084           18.367325           7.11%               1,889            2000



GVIT J.P. Morgan GVIT           10.367680            9.820962          -5.27%               1,089            2001
Balanced Fund: Class I          10.577794           10.367680          -1.99%               3,084            2000
- Q/NQ



GVIT MAS GVIT Multi             10.619936           10.881227           2.46%               4,165            2001
Sector Bond Fund: Class         10.219313           10.619936           3.92%               3,572            2000
I - Q/NQ



GVIT Nationwide GVIT            13.127925           12.489572          -4.86%                   0            2001
Strategic Value Fund:           12.403079           13.127925           5.84%                 378            2000
Class I - Q/NQ



GVIT Strong GVIT Mid            19.133359           13.112455         -31.47%               2,269            2001
Cap Growth Fund: Class          22.988509           19.133359         -16.77%                 759            2000
I - Q/NQ



GVIT Turner GVIT Growth          6.318749            3.788369         -40.05%               1,017            2001
Focus Fund: Class I -           10.000000            6.318749         -36.81%                   0            2000
Q/NQ



Janus Aspen Series -             8.110923            6.234962         -23.13%              68,241            2001
Capital Appreciation            10.000000            8.110923         -18.89%              29,603            2000
Portfolio: Service
Shares - Q/NQ




Janus Aspen Series -             6.482069            3.995569         -38.36%              30,540            2001
Global Technology               10.000000            6.482069         -35.18%              16,601            2000
Portfolio: Service
Shares - Q/NQ




Janus Aspen Series -             8.147522            6.134915         -24.70%              37,089            2001
International Growth            10.000000            8.147522         -18.52%              26,773            2000
Portfolio: Service
Shares - Q/NQ



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT            14.470155           14.015386          -3.14%               3,810            2001
Guardian Portfolio -            14.547000           14.470155          -0.53%                 434            2000
Q/NQ



Neuberger Berman AMT            19.367124           14.351320         -25.90%               5,929            2001
Mid-Cap Growth                  21.277954           19.367124          -8.98%               3,877            2000
Portfolio - Q/NQ



Neuberger Berman AMT            12.385684           11.835638          -4.44%               3,165            2001
Partners Portfolio -            12.504542           12.385684          -0.95%               2,011            2000
Q/NQ



Oppenheimer Variable            20.768575           14.037370         -32.41%              17,360            2001
Account Funds -                 23.789077           20.768575         -12.70%               6,507            2000
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ





Oppenheimer Variable            18.083324           15.546364         -14.03%              33,073            2001
Account Funds -                 18.427568           18.083324          -1.87%               9,722            2000
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ





Oppenheimer Variable             9.493145          8.211680            -13.50%              36,325           2001
Account Funds -                 10.000000          9.493145             -5.07%                798            2000
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ





Oppenheimer Variable            13.236091           11.693870         -11.65%              33,147            2001
Account Funds -                 14.751442           13.236091         -10.27%              13,882            2000
Oppenheimer Main Street
Growth & Income
Fund/VA: Initial Class
- Q/NQ





Strong Opportunity Fund          9.746555            9.250791          -5.09%              17,744            2001
II, Inc. - Q/NQ                 10.000000            9.746555          -2.53%               1,051            2000




The Universal                   15.863998           17.176522           8.27%                   0            2001
Institutional Funds,            14.479873           15.863998           9.56%                   0            2000
Inc. - Emerging Markets
Debt Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal                    8.594047            5.973855         -30.49%              11,751            2001
Institutional Funds,            10.000000            8.594047         -14.06%                   0            2000
Inc. - Mid Cap Growth
Portfolio - Q/NQ





The Universal                   12.445148           13.443112           8.02%               9,369            2001
Institutional Funds,            11.985136           12.445148           3.84%                 315            2000
Inc. - U.S. Real Estate
Portfolio - Q/NQ




Van Eck Worldwide               14.210596           13.721459          -3.44%               4,036            2001
Insurance Trust -               24.853443           14.210596         -42.82%               3,236            2000
Worldwide Emerging
Markets Fund - Q/NQ




Van Eck Worldwide               12.915760           11.374685         -11.93%                 310            2001
Insurance Trust -               11.787279           12.915760           9.57%                   0            2000
Worldwide Hard Assets
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------


The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio: Initial Shares was added to the variable account on September 27, 1999. Therefore the Condensed Financial Information for 1999 reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account on September 25, 2000. Therefore the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S.

Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund:
Class III were added to the variable account on January 25, 2002. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, and Janus Aspen Series - International Growth Portfolio: Service II Shares were added to the variable account on May 1, 2002. Therefore, no Condensed Financial Information is available.



                                                OPTIONAL BENEFITS ELECTED (TOTAL 1.70%)
                          (VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century                 9.573565            8.623786          -9.92%               1,621            2001
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ




American Century                12.522513            8.717309         -30.39%                 409            2001
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ





American Century                10.197744           11.308628          10.89%               4,205            2001
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ





Credit Suisse Trust -           12.448592            8.731633         -29.86%                   0            2001
Global Post-Venture
Capital Portfolio -
Q/NQ




Credit Suisse Trust -           10.672586            8.153235         -23.61%                   0            2001
International Focus
Portfolio - Q/NQ




Credit Suisse Trust -           10.000956            9.922893          -0.78%                   0            2001
Large Cap Value
Portfolio - Q/NQ




Dreyfus Investment              12.402636            8.761270         -29.36%                   0            2001
Portfolios - European
Equity Portfolio:
Initial Shares - Q/NQ




The Dreyfus Socially            10.380157            7.899217         -23.90%                   0            2001
Responsible Growth Fund
Inc.: Initial Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Stock Index              9.626823            8.309551         -13.68%               7,291            2001
Fund, Inc.: Initial
Shares - Q/NQ




Dreyfus Variable                 9.946799            8.866534         -10.86%               4,369            2001
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ





Federated Insurance             10.594913           11.248475           6.17%               1,766            2001
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ




Fidelity VIP                     9.912757            9.247408          -6.71%              13,126            2001
Equity-Income
Portfolio: Service
Class - Q/NQ




Fidelity VIP Growth             10.773174            8.711728         -19.13%                 699            2001
Portfolio: Service
Class - Q/NQ




Fidelity VIP High                7.358723            6.372448         -13.40%                 604            2001
Income Portfolio:
Service Class - Q/NQ




Fidelity VIP Overseas           10.379362            8.031546         -22.62%                   0            2001
Portfolio: Service
Class - Q/NQ




Fidelity VIP II                 10.343090            8.909469         -13.86%               5,487            2001
Contrafund(R) Portfolio:
Service Class - Q/NQ




Fidelity VIP III Growth          8.036133            6.758171         -15.90%                   0            2001
Opportunities
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Comstock GVIT               9.471062            8.177730         -13.66%                 291            2001
Value Fund: Class I -
Q/NQ




GVIT Dreyfus GVIT Mid           12.965645           12.577501          -2.99%                 985            2001
Cap Index Fund: Class I
- Q/NQ




GVIT Federated GVIT              8.725646            8.938092           2.43%               2,303            2001
High Income Bond Fund:
Class I - Q/NQ




GVIT Gartmore GVIT               8.676322            8.085801          -6.81%                   0            2001
Emerging Markets Fund:
Class I - Q/NQ



GVIT Gartmore GVIT               5.992673            3.373545         -43.71%                 687            2001
Global Technology and
Communications Fund:
Class I - Q/NQ





GVIT Gartmore GVIT              10.770572           11.354552           5.42%               8,482            2001
Government Bond Fund:
Class I - Q/NQ




GVIT Gartmore GVIT               7.011148            4.952256         -29.37%                   0            2001
Growth Fund: Class I-
Q/NQ



GVIT Gartmore GVIT               9.211629            6.459936         -29.87%                 177            2001
International Growth
Fund: Class I - Q/NQ



GVIT Gartmore GVIT              10.641677           10.836691           1.83%               5,411            2001
Money Market Fund:
Class I * - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

*The 7 day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2001 was -0.32%.


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT               9.480069            8.216536         -13.33%                 973            2001
Total Return Fund:
Class I - Q/NQ




GVIT Gartmore GVIT               9.638561            7.691601         -20.20%                   0            2001
Worldwide Leaders Fund:
Class I - Q/NQ




GVIT GVIT Small Cap             16.705019           14.639366         -12.37%                 197            2001
Growth Fund: Class I -
Q/NQ




GVIT GVIT Small Cap             12.787277           16.122666          26.08%              61,949            2001
Value Fund: Class I -
Q/NQ




GVIT GVIT Small Company         15.121378           13.866158          -8.30%               3,069            2001
Fund: Class I - Q/NQ




GVIT J.P. Morgan GVIT            9.288391            8.794081          -5.32%                 270            2001
Balanced Fund: Class I
- Q/NQ




GVIT MAS GVIT Multi             10.280419           10.527978           2.41%               4,015            2001
Sector Bond Fund: Class
I - Q/NQ




GVIT Nationwide GVIT             9.043154            8.599018          -4.91%                   0            2001
Strategic Value Fund:
Class I - Q/NQ




GVIT Strong GVIT Mid            12.194050            8.352516         -31.50%                 333            2001
Cap Growth Fund: Class
I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth          6.317967            3.785951         -40.08%                 909            2001
Focus Fund: Class I -
Q/NQ




Janus Aspen Series -             8.107133            6.228852         -23.17%               4,917            2001
Capital Appreciation
Portfolio: Service
Shares - Q/NQ




Janus Aspen Series -             6.479020            3.991639         -38.39%                   0            2001
Global Technology
Portfolio: Service
Shares - Q/NQ




Janus Aspen Series -             8.143702            6.128895         -24.74%               2,677            2001
International Growth
Portfolio: Service
Shares - Q/NQ



Neuberger Berman AMT             9.910972            9.594571          -3.19%               5,235            2001
Guardian Portfolio -
Q/NQ



Neuberger Berman AMT            13.886316           10.284686         -25.94%               4,162            2001
Mid-Cap Growth
Portfolio - Q/NQ



Neuberger Berman AMT             9.409456            8.986985          -4.49%                 390            2001
Partners Portfolio -
Q/NQ



Oppenheimer Variable            14.023027            9.473229         -32.45%                   0            2001
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ



Oppenheimer Variable            12.514763           10.753519         -14.07%               6,107            2001
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable             9.489961            8.204726         -13.54%                   0            2001
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ



Oppenheimer Variable             9.671852            8.540552         -11.70%               1,905            2001
Account Funds -
Oppenheimer Main Street
Growth & Income
Fund/VA: Initial Class
- Q/NQ



Strong Opportunity Fund          9.743284            9.242958          -5.14%               4,105            2001
II, Inc. - Q/NQ



The Universal                   12.276257           13.285149           8.22%                   0            2001
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - Q/NQ



The Universal                    8.591151            5.968779         -30.52%                 646            2001
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio - Q/NQ



The Universal                   11.346213           12.249784           7.96%                 998            2001
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio - Q/NQ



Van Eck Worldwide                8.913211            8.602001          -3.49%                   0            2001
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ



Van Eck Worldwide               10.937759            9.627768         -11.98%                   0            2001
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio: Initial Shares was added to the variable account on September 27, 1999. Therefore the Condensed Financial Information for 1999 reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account on September 25, 2000. Therefore the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, and Janus Aspen Series - International Growth Portfolio: Service II Shares were added to the variable account on May 1, 2002. Therefore, no Condensed Financial Information is available.

                                     OPTIONAL BENEFITS ELECTED (TOTAL 1.75%)
               (VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century                 9.565494            8.612091          -9.97%               8,127            2001
Variable Portfolios,            10.891060            9.565494         -12.17%               7,696            2000
Inc. - American Century         10.000000           10.891060           8.91%                   0            1999
VP Income & Growth
Fund: Class I - Q/NQ



American Century                12.511970            8.705508         -30.42%               3,268            2001
Variable Portfolios,            15.309779           12.511970         -18.27%               2,965            2000
Inc. - American Century         10.000000           15.309779          53.10%                   0            1999
VP International Fund:
Class I - Q/NQ



American Century                10.189139           11.293308          10.84%               5,343            2001
Variable Portfolios,             8.777154           10.189139          16.09%               3,261            2000
Inc. - American Century         10.000000            8.777154         -12.23%                   0            1999
VP Value Fund: Class I
- Q/NQ



Credit Suisse Trust -           12.438107            8.719797         -29.89%                   0            2001
Global Post-Venture             15.616326           12.438107         -20.35%                   0            2000
Capital Portfolio - Q/NQ        10.000000           15.616326          56.16%                   0            1999




Credit Suisse Trust -           10.663588            8.142192         -23.64%                   0            2001
International Focus             14.645295           10.663588         -27.19%                   0            2000
Portfolio - Q/NQ                10.000000           14.645295          46.45%                   0            1999



Credit Suisse Trust -            9.992513            9.909449          -0.83%                   0            2001
Large Cap Value                  9.337456            9.992513           7.02%                   0            2000
Portfolio - Q/NQ                10.000000            9.337456          -6.63%                  53            1999



Dreyfus Investment              12.394713            8.751195         -29.40%                   0            2001
Portfolios - European           12.871598           12.394713          -3.70%                   0            2000
Equity Portfolio:               10.000000           12.871598          28.72%                   0            1999
Initial Shares - Q/NQ




The Dreyfus Socially            10.371408            7.888512         -23.94%                 726            2001
Responsible Growth              11.864126           10.371408         -12.58%              26,454            2000
Fund, Inc.: Initial             10.000000           11.864126          18.64%                   0            1999
Shares - Q/NQ




Dreyfus Stock Index              9.618706            8.298290          -13.73              16,046            2001
Fund, Inc.: Initial             10.790571            9.618706         -10.86%              12,845            2000
Shares - Q/NQ                   10.000000           10.790571           7.91%               1,372            1999


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Variable                 9.938414            8.854519         -10.91%               1,625            2001
Investment Fund                 10.180717            9.938414          -2.38%               1,720            2000
-Appreciation                   10.000000           10.180717           1.81%                   0            1999
Portfolio: Initial
Shares - Q/NQ



Federated Insurance             10.585977           11.233244           6.11%               2,362            2001
Series - Federated               9.754195           10.585977           8.53%                 609            2000
Quality Bond Fund II:           10.000000            9.754195          -2.46%                   0            1999
Primary Shares - Q/NQ




Fidelity VIP                     9.904395            9.234883          -6.76%               2,362            2001
Equity-Income                    9.306820            9.904395           6.42%               9,140            2000
Portfolio: Service              10.000000            9.306820          -6.93%                   0            1999
Class - Q/NQ



Fidelity VIP Growth             10.764092            8.699922         -19.18%              24,355            2001
Portfolio: Service              12.318116           10.764092         -12.62%              43,988            2000
Class - Q/NQ                    10.000000           12.318116          23.18%               7,228            1999



Fidelity VIP High                7.352510            6.363800         -13.45%               4,306            2001
Income Portfolio:                9.669314            7.352510         -23.96%               2,702            2000
Service Class - Q/NQ            10.000000            9.669314          -3.31%                   0            1999



Fidelity VIP Overseas           10.370604            8.020658         -22.66%               3,814            2001
Portfolio: Service              13.054491           10.370604         -20.56%               2,324            2000
Class - Q/NQ                    10.000000           13.054491          30.54%                   0            1999



Fidelity VIP II                 10.334368            8.897411         -13.90%              13,343            2001
Contrafund(R) Portfolio:        11.274564           10.334368          -8.34%              35,067            2000
Service Class - Q/NQ            10.000000           11.274564          12.75%                 507            1999




Fidelity VIP III Growth          8.029346            6.749005         -15.95%              10,085            2001
Opportunities                    9.866489            8.029346         -18.62%              13,557            2000
Portfolio: Service              10.000000            9.866489          -1.34%                   0            1999
Class - Q/NQ




GVIT Comstock GVIT               9.463069            8.166647         -13.70%               2,139            2001
Value Fund: Class I -           10.775320            9.463069         -12.18%               3,617            2000
Q/NQ                            10.000000           10.775320           7.75%                   0            1999



GVIT Dreyfus GVIT Mid           12.954698           12.560435          -3.04%               4,861            2001
Cap Index Fund: Class I         11.443936           12.954698          13.20%               1,667            2000
- Q/NQ                          10.000000           11.443936          14.44%                   0            1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Federated GVIT              8.718281            8.925976           2.38%               1,655            2001
High Income Bond Fund:           9.673363            8.718281          -9.87%               1,655            2000
Class I - Q/NQ                  10.000000            9.673363          -3.27%                   0            1999



GVIT Gartmore GVIT               8.675258            8.080662          -6.85%               3,847            2001
Emerging Markets Fund:          10.000000            8.675258         -13.25%                   0            2000
Class I - Q/NQ



GVIT Gartmore GVIT               5.991934            3.371381         -43.73%                   0            2001
Global Technology and           10.000000            5.991934         -40.08%                   0            2000
Communications Fund:
Class I - Q/NQ




GVIT Gartmore GVIT               7.005239            4.945547         -29.40%               3,395            2001
Growth Fund: Class I -           9.704353            7.005239         -27.81%               2,716            2000
Q/NQ                            10.000000            9.704353          -2.96%                   0            1999



GVIT Gartmore GVIT              10.761486           11.339175           5.37%               5,998            2001
Government Bond Fund:            9.731842           10.761486          10.58%               6,657            2000
Class I - Q/NQ                  10.000000            9.731842          -2.68%                   0            1999



GVIT Gartmore GVIT               9.210500            6.455831         -29.91%                   0            2001
International Growth            10.000000            9.210500          -7.90%                   0            2000
Fund: Class I - Q/NQ



GVIT Gartmore GVIT              10.632658           10.821968           1.78%              17,003            2001
Money Market Fund:              10.205942           10.632658           4.18%               3,093            2000
Class I * - Q/NQ                10.000000           10.205942           2.06%               3,456            1999



GVIT Gartmore GVIT               9.472081            8.205402         -13.37%                 251            2001
Total Return Fund:               9.848668            9.472081          -3.82%                 251            2000
Class I - Q/NQ                  10.000000            9.848668          -1.51%               1,422            1999



GVIT Gartmore GVIT               9.630431            7.681183         -20.24%                   0            2001
Worldwide Leaders Fund:         11.178438            9.630431         -13.85%                   0            2000
Class I - Q/NQ                  10.000000           11.178438          11.78%                   0            1999



GVIT GVIT Small Cap             16.690944           14.619524         -12.41%              42,113            2001
Growth Fund: Class I -          20.263696           16.690944         -17.63%              16,670            2000
Q/NQ                            10.000000           20.263696         102.64%                   0            1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



* The 7 day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2001 was -0.37%.


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT     ACCUMULATION UNIT     PERCENT CHANGE IN    NUMBER OF            YEAR
                          VALUE AT BEGINNING    VALUE AT END OF       ACCUMULATION UNIT    ACCUMULATION UNITS
                          OF PERIOD             PERIOD                VALUE                AT END OF PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap             12.776504             16.100836             26.02%               79,112         2001
Value Fund: Class I -           11.693190             12.776504              9.26%                2,045         2000
Q/NQ                            10.000000             11.693190             16.93%                    0         1999



GVIT GVIT Small Company         15.108647             13.847390             -8.35%                3,664         2001
Fund: Class I - Q/NQ            14.120006             15.108647              7.00%                3,878         2000
                                10.000000             14.120006             41.20%                1,202         1999


GVIT J.P. Morgan GVIT            9.250546              8.782156             -5.37%                5,577         2001
Balanced Fund: Class I           9.478218              9.280546             -2.09%                5,308         2000
- Q/NQ                          10.000000              9.478218             -5.22%                    0         1999



GVIT MAS GVIT Multi             10.271747             10.513712              2.36%                3,925         2001
Sector Bond Fund: Class          9.894260             10.271747              3.82%                4,445         2000
I - Q/NQ                        10.000000              9.894260             -1.06%                    0         1999



GVIT Nationwide GVIT             9.035539              8.587379             -4.96%                    0         2001
Strategic Value Fund:            8.545293              9.035539              5.74%                    0         2000
Class I - Q/NQ                  10.000000              8.545293            -14.55%                    0         1999



GVIT Strong GVIT Mid            12.183768              8.341195            -31.54%                  221         2001
Cap Growth Fund: Class          14.653509             12.183768            -16.85%               21,743         2000
I - Q/NQ                        10.000000             14.653509             46.54%                    0         1999



GVIT Turner GVIT Growth          6.317188              3.783540            -40.11%                    0         2001
Focus Fund: Class I -           10.000000              6.317188            -36.83%                    0         2000
Q/NQ



Janus Aspen Series -             8.103330              6.222739            -23.21%               12,556         2001
Capital Appreciation            10.000000              8.103330            -18.97%               47,804         2000
Portfolio: Service
Shares - Q/NQ




Janus Aspen Series -             6.475985              3.987735            -38.42%                9,838         2001
Global Technology               10.000000              6.475985            -35.24%                7,265         2000
Portfolio: Service
Shares - Q/NQ




Janus Aspen Series -             8.139885              6.122880            -24.78%               19,285         2001
International Growth            10.000000              8.139885            -18.60%               51,514         2000
Portfolio: Service
Shares - Q/NQ




Neuberger Berman AMT             9.902625              9.581590             -3.24%                5,031         2001
Guardian Portfolio -             9.965276              9.902625             -0.63%                3,472         2000
Q/NQ                            10.000000              9.965276             -0.35%                    0         1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT    ACCUMULATION UNIT    PERCENT CHANGE IN   NUMBER OF           YEAR
                              VALUE AT BEGINNING   VALUE AT END OF      ACCUMULATION UNIT   ACCUMULATION
                              OF PERIOD            PERIOD               VALUE               UNITS AT END OF
                                                                                            PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT                13.874614            10.270734          -25.97%               4,408         2001
Mid-Cap Growth Portfolio -          15.258987            13.874614           -9.07%              19,993         2000
Q/NQ                                10.000000            15.258987           52.29%                   0         1999




Neuberger Berman AMT                 9.401502             8.974779           -4.54%               3,336         2001
Partners Portfolio - Q/NQ            9.501339             9.401502           -1.05%                   0         2000
                                    10.000000             9.501339           -4.99%                   0         1999


Oppenheimer Variable                14.011209             9.460391          -32.48%               8,882         2001
Account Funds - Oppenheimer         16.065210            14.011209          -12.79%              25,796         2000
Aggressive Growth Fund/VA:          10.000000            16.065210           60.65%                   0         1999
Initial Class - Q/NQ





Oppenheimer Variable                12.504224            10.738951          -14.12%               9,242         2001
Account Funds - Oppenheimer         12.755147            12.504224           -1.97%              28,468         2000
Capital Appreciation                10.000000            12.755147           27.55%                   0         1999
Fund/VA: Initial Class -
Q/NQ




Oppenheimer Variable                 9.486763             8.197763          -13.59%               1,433         2001
Account Funds - Oppenheimer         10.000000             9.486763           -5.13%                   0         2000
Global Securities Fund/VA:
Initial Class - Q/NQ





Oppenheimer Variable                 9.663699             8.528973          -11.74%               6,779         2001
Account Funds - Oppenheimer         10.780952             9.663699          -10.36%               8,157         2000
Main Street Growth & Income         10.000000            10.780952            7.81%                   0         1999
Fund/VA: Initial Class -
Q/NQ






Strong Opportunity Fund II,          9.740009             9.235111           -5.18%              68,862         2001
Inc. - Q/NQ                         10.000000             9.740009           -2.60%                 515         2000


The Universal Institutional         12.265925            13.267178            8.16%                 724         2001
Funds, Inc. - Emerging              11.207054            12.265925            9.45%                 724         2000
Markets Debt Portfolio -            10.000000            11.207054           12.07%                   0         1999
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal                    8.588260            5.963710         -30.56%                 623            2001
Institutional Funds,            10.000000            8.588260         -14.12%                 623            2000
Inc. - Mid Cap Growth
Portfolio - Q/NQ




The Universal                   11.336655           12.233204           7.91%               4,329            2001
Institutional Funds,            10.920617           11.336655           3.81%               1,376            2000
Inc. - U.S. Real Estate
Portfolio - Q/NQ




Van Eck Worldwide                8.905697            8.590347          -3.54%                 451            2001
Insurance Trust -               15.591319            8.905697         -42.88%                 451            2000
Worldwide Emerging              10.000000           15.591319          55.91%                   0            1999
Markets Fund - Q/NQ




Van Eck Worldwide               10.928549            9.614735         -12.02%                   0            2001
Insurance Trust -                9.983781           10.928549           9.46%                   0            2000
Worldwide Hard Assets           10.000000            9.983781          -0.16%                   0            1999
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio: Initial Shares was added to the variable account on September 27, 1999. Therefore the Condensed Financial Information for 1999 reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account on September 25, 2000. Therefore the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S.

Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund:
Class III were added to the variable account on January 25, 2002. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, and Janus Aspen Series - International Growth Portfolio: Service II Shares were added to the variable account on May 1, 2002. Therefore, no Condensed Financial Information is available.

                                     OPTIONAL BENEFITS ELECTED (TOTAL 1.80%)
               (VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                  9.557420            8.600411         -10.01%              18,325            2001
Variable Portfolios,             10.887381            9.557420         -12.22%               7,083            2000
Inc. - American Century          10.000000           10.887381           8.87%               2,334            1999
VP Income & Growth Fund:
Class I - Q/NQ




American Century                 12.501416            8.693698         -30.46%               4,088            2001
Variable Portfolios,             15.304624           12.501416         -18.32%               1,977            2000
Inc. - American Century          10.000000           15.304624          53.05%                   0            1999
VP International Fund:
Class I - Q/NQ




American Century                 10.180559           11.278022          10.78%               9,819            2001
Variable Portfolios,              8.774191           10.180559          16.03%               6,794            2000
Inc. - American Century          10.000000            8.774191         -12.26%                   0            1999
VP Value Fund: Class I -
Q/NQ




Credit Suisse Trust -            12.427613            8.707975         -29.93%                   0            2001
Global Post-Venture              15.611071           12.427613         -20.39%                   0            2000
Capital Portfolio - Q/NQ         10.000000           15.611071          56.11%                   0            1999




Credit Suisse Trust -            10.654609            8.131164         -23.68%                   0            2001
International Focus              14.640370           10.654609         -27.22%                   0            2000
Portfolio - Q/NQ                 10.000000           14.640370          46.40%                   0            1999



Credit Suisse Trust -             9.984104            9.896033          -0.88%               1,164            2001
Large Cap Value                   9.334304            9.984104           6.96%               1,164            2000
Portfolio - Q/NQ                 10.000000            9.334304          -6.66%                   0            1999



Dreyfus Investment               12.386804            8.741121         -29.43%               1,937            2001
Portfolios - European            12.869896           12.386804          -3.75%               1,937            2000
Equity Portfolio:                10.000000           12.869896          28.70%                   0            1999
Initial Shares - Q/NQ




The Dreyfus Socially             10.362676            7.877818         -23.98%                 613            2001
Responsible Growth Fund,         11.860138           10.362676         -12.63%               3,611            2000
Inc.: Initial Shares -           10.000000           11.860138          18.60%               2,591            1999
Q/NQ




Dreyfus Stock Index               9.610581            8.287031         -13.77%              44,163            2001
Fund, Inc.: Initial              10.786928            9.610581         -10.91%              12,470            2000
Shares - Q/NQ                    10.000000           10.786928           7.87%               4,808            1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Underlying Mutual Fund     Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Year
                           Value at            Value at End of     Accumulation Unit   Accumulation
                           Beginning of        Period              Value               Units at End of
                           Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Variable                  9.930036            8.842525         -10.95%               7,655            2001
Investment Fund                  10.177277            9.930036          -2.43%               6,835            2000
-Appreciation Portfolio:         10.000000           10.177277           1.77%                   0            1999
Initial Shares - Q/NQ




Federated Insurance              10.577071           11.218050           6.06%               6,485            2001
Series - Federated                9.750926           10.577071           8.47%               2,293            2000
Quality Bond Fund II:            10.000000            9.750926          -2.49%                   0            1999
Primary Shares - Q/NQ




Fidelity VIP                      9.896058            9.222382          -6.81%              38,770            2001
Equity-Income Portfolio:          9.303685            9.896058           6.37%              11,050            2000
Service Class - Q/NQ             10.000000            9.303685          -6.96%               4,509            1999



Fidelity VIP Growth              10.755009            8.688117         -19.22%              47,540            2001
Portfolio: Service Class         12.313961           10.755009         -12.66%              22,617            2000
- Q/NQ                           10.000000           12.313961          23.14%               5,739            1999



Fidelity VIP High Income          7.346312            6.355190         -13.49%               1,112            2001
Portfolio: Service Class          9.666051            7.346312         -24.00%               1,112            2000
- Q/NQ                           10.000000            9.666051          -3.34%                   0            1999



Fidelity VIP Overseas            10.361858            8.009778         -22.70%               7,751            2001
Portfolio: Service Class         13.050088           10.361858         -20.60%               4,336            2000
- Q/NQ                           10.000000           13.050088          30.50%                   0            1999



Fidelity VIP II                  10.325655            8.885347         -13.95%              53,035            2001
Contrafund(R)Portfolio:          11.270766           10.325655          -8.39%              45,726            2000
Service Class - Q/NQ             10.000000           11.270766          12.71%                 378            1999



Fidelity VIP III Growth           8.022575            6.739861         -15.99%              11,696            2001
Opportunities Portfolio:          9.863165            8.022575         -18.66%               5,423            2000
Service Class - Q/NQ             10.000000            9.863165          -1.37%               2,240            1999



GVIT Comstock GVIT Value          9.455077            8.155563         -13.74%                   0            2001
Fund: Class I - Q/NQ             10.771674            9.455077         -12.22%                   0            2000
                                 10.000000           10.771674           7.72%                   0            1999


GVIT Dreyfus GVIT Mid            12.943788           12.543420          -3.09%              10,390            2001
Cap Index Fund: Class I          11.440076           12.943788          13.14%               1,732            2000
- Q/NQ                           10.000000           11.440076          14.40%                   0            1999



GVIT Federated GVIT High          8.710943            8.913897           2.33%               4,517            2001
Income Bond Fund: Class           9.670105            8.710943          -9.92%                 789            2000
I - Q/NQ                         10.000000            9.670105          -3.30%                   0            1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------


-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT                8.674187            8.075525          -6.90%                   0            2001
Emerging Markets Fund:           10.000000            8.674187         -13.26%                   0            2000
Class I - Q/NQ



GVIT Gartmore GVIT                5.991195            3.369237         -43.76%               2,261            2001
Global Technology and            10.000000            5.991195         -40.09%                   0            2000
Communications Fund:
Class I - Q/NQ




GVIT Gartmore GVIT               10.752417           11.323824           5.31%              11,013            2001
Government Bond Fund:             9.728561           10.752417          10.52%               2,593            2000
Class I - Q/NQ                   10.000000            9.728561          -2.71%                   0            1999



GVIT Gartmore GVIT                6.999319            4.938830         -29.44%               1,183            2001
Growth Fund: Class I -            9.701077            6.999319         -27.85%               3,523            2000
Q/NQ                             10.000000            9.701077          -2.99%               3,065            1999



GVIT Gartmore GVIT                9.209373            6.451733         -29.94%                   0            2001
International Growth             10.000000            9.209373          -7.91%                   0            2000
Fund: Class I - Q/NQ



GVIT Gartmore GVIT Money         10.623647           10.807263           1.73%              38,779            2001
Market Fund: Class I * -         10.202456           10.623647           4.13%               5,139            2000
Q/NQ                             10.000000           10.202456           2.02%                   0            1999



GVIT Gartmore GVIT Total          9.464087            8.194278         -13.42%               9,697            2001
Return Fund: Class I -            9.845340            9.464087          -3.87%               3,483            2000
Q/NQ                             10.000000            9.845340          -1.55%                   0            1999



GVIT Gartmore GVIT                9.622318            7.670769         -20.28%              13,422            2001
Worldwide Leaders Fund:          11.174665            9.622318         -13.89%              13,871            2000
Class I - Q/NQ                   10.000000           11.174665          11.75%                   0            1999



GVIT GVIT Small Cap              16.676873           14.599711         -12.46%               8,848            2001
Growth Fund: Class I -           20.256891           16.676873         -17.67%               7,580            2000
Q/NQ                             10.000000           20.256891         102.57%                   0            1999



GVIT GVIT Small Cap              12.765722           16.079016          25.95%               5,321            2001
Value Fund: Class I -            11.689250           12.765722           9.21%               2,266            2000
Q/NQ                             10.000000           11.689250          16.89%                   0            1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

*The 7 day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2001 was -0.42%.


-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company          15.095906           13.828616          -8.39%               4,110            2001
Fund: Class I - Q/NQ             14.115240           15.095906           6.95%               1,037            2000
                                 10.000000           14.115240          41.15%               1,510            1999


GVIT J.P. Morgan GVIT             9.272721            8.770271          -5.42%               2,343            2001
Balanced Fund: Class I -          9.845340            9.272721          -2.14%                   0            2000
Q/NQ                             10.000000            9.475017          -5.25%                   0            1999



GVIT MAS GVIT Multi              10.263086           10.499466           2.30%               3,218            2001
Sector Bond Fund: Class           9.890927           10.263086           3.76%                   0            2000
I - Q/NQ                         10.000000            9.890927          -1.09%                   0            1999





GVIT Nationwide GVIT              9.027908            8.575738          -5.01%                 789            2001
Strategic Value Fund:             8.542404            9.027908           5.68%                 901            2000
Class I - Q/NQ                   10.000000            8.542404         -14.58%                 995            1999





GVIT Strong GVIT Mid Cap         12.173489            8.329689         -31.57%               1,082            2001
Growth Fund: Class I -           14.648576           12.173489         -16.90%                   0            2000
Q/NQ                             10.000000           14.648576          46.49%                   0            1999



GVIT Turner GVIT Growth           6.316408            3.781125         -40.14%                   0            2001
Focus Fund: Class I -            10.000000            6.316408         -36.84%                   0            2000
Q/NQ



Janus Aspen Series -              8.099528            6.216622         -23.25%              67,782            2001
Capital Appreciation             10.000000            8.099528         -19.00%              50,540            2000
Portfolio: Service
Shares - Q/NQ




Janus Aspen Series -              6.472936            3.983793         -38.45%              14,603            2001
Global Technology                10.000000            6.472936         -35.27%              12,017            2000
Portfolio: Service
Shares - Q/NQ




Janus Aspen Series -              8.136062            6.116877         -24.82%              74,767            2001
International Growth             10.000000            8.136062         -18.64%              49,861            2000
Portfolio: Service
Shares - Q/NQ




Neuberger Berman AMT              9.894278            9.568605          -3.29%              12,550            2001
Guardian Portfolio - Q/NQ         9.961920            9.894278          -0.68%               7,213            2000
                                 10.000000            9.961920          -0.38%                   0            1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT             13.862902           10.256811         -26.01%               3,344            2001
Mid-Cap Growth Portfolio         15.253837           13.862902          -9.12%                 168            2000
- Q/NQ                           10.000000           15.253837          52.54%                   0            1999




Neuberger Berman AMT              9.393576            8.962622          -4.59%                 136            2001
Partners Portfolio - Q/NQ         9.498133            9.393576          -1.10%                   0            2000
                                 10.000000            9.498133          -5.02%                   0            1999




Oppenheimer Variable             13.999397            9.447560         -32.51%              13,091            2001
Account Funds -                  16.059802           13.999397         -12.83%               7,068            2000
Oppenheimer Aggressive           10.000000           16.059802          60.60%                   0            1999
Growth Fund/VA: Initial
Class - Q/NQ




Oppenheimer Variable             12.493669           10.724385         -14.16%              68,489            2001
Account Funds -                  12.750840           12.493669          -2.02%              44,316            2000
Oppenheimer Capital              10.000000           12.750840          27.51%               5,332            1999
Appreciation Fund/VA:
Initial Class- Q/NQ




Oppenheimer Variable              9.483571            8.190803         -13.63%              51,202            2001
Account Funds -                  10.000000            9.483571          -5.16%              29.533            2000
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ




Oppenheimer Variable              9.655553            8.517435         -11.79%              60,365            2001
Account Funds -                  10.777319            9.655553         -10.41%              39,310            2000
Oppenheimer Main Street          10.000000           10.777319           7.77%               1,312            1999
Growth & Income Fund/VA:
Initial Class - Q/NQ




Strong Opportunity Fund           9.736730            9.227273          -5.23%              12,885            2001
II, Inc. - Q/NQ                  10.000000            9.736730          -2.63%                   0            2000



The Universal                    12.255588           13.249217           8.11%                 583            2001
Institutional Funds,             11.203280           12.255588           9.39%                 583            2000
Inc. - Emerging Markets          10.000000           11.203280          12.03%                   0            1999
Debt Portfolio - Q/NQ




The Universal                     8.585371            5.958642         -30.60%               1,770            2001
Institutional Funds,             10.000000            8.585371         -14.15%               1,770            2000
Inc. - Mid Cap Growth
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------


-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                    11.327088           12.216634           7.85%               6,014            2001
Institutional Funds,             10.000000           11.327088           3.80%               5,727            2000
Inc. - U.S. Real Estate
Portfolio - Q/NQ




Van Eck Worldwide                 8.898173            8.578684          -3.59%               2,297            2001
Insurance Trust -                15.586071            8.898173         -42.91%                 342            2000
Worldwide Emerging               10.000000           15.586071          55.86%                   0            1999
Markets Fund - Q/NQ




Van Eck Worldwide                10.919321            9.601688         -12.07%                   0            2001
Insurance Trust -                 9.980406           10.919321           9.41%                   0            2000
Worldwide Hard Assets            10.000000            9.980406          -0.20%                   0            1999
Fund - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------


The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio: Initial Shares was added to the variable account on September 27, 1999. Therefore the Condensed Financial Information for 1999 reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account on September 25, 2000. Therefore the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service

II Shares, and Janus Aspen Series - International
Growth Portfolio: Service II Shares were added to the variable account on May 1, 2002. Therefore, no Condensed Financial Information is available.


                                              OPTIONAL BENEFITS ELECTED (TOTAL 1.85%)
                        (VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

American Century                 9.549358            8.588758         -10.06%                 593            2001
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ





American Century                12.490877            8.681907         -30.49%                  47            2001
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ





American Century                10.171958           11.262728          10.72%              21,804            2001
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ





Credit Suisse Trust -           12.417121            8.696154         -29.97%                   0            2001
Global Post-Venture
Capital Portfolio -
Q/NQ




Credit Suisse Trust -           10.645617            8.120126         -23.72%                   0            2001
International Focus
Portfolio - Q/NQ




Credit Suisse Trust -            9.975679            9.882625          -0.93%                   0            2001
Large Cap Value
Portfolio - Q/NQ




Dreyfus Investment              12.378902            8.731057         -29.47%                   0            2001
Portfolios - European
Equity Portfolio:
Initial Shares - Q/NQ




The Dreyfus Socially            10.353934            7.867141         -24.02%               2,098            2001
Responsible Growth Fund
Inc.: Initial Shares -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Stock Index              9.602483            8.275796         -13.82%              16,395            2001
Fund, Inc.: Initial
Shares - Q/NQ




Dreyfus Variable                 9.921665            8.830538         -11.00%              70,360            2001
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ





Federated Insurance             10.568127           11.202838           6.01%              32,250            2001
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ




Fidelity VIP                     9.887701            9.209865          -6.86%              16,929            2001
Equity-Income
Portfolio: Service
Class - Q/NQ




Fidelity VIP Growth             10.745932            8.676331         -19.26%               5,548            2001
Portfolio: Service
Class - Q/NQ




Fidelity VIP High                7.340109            6.346563         -13.54%               2,859            2001
Income Portfolio:
Service Class - Q/NQ




Fidelity VIP Overseas           10.352122            7.998921         -22.74%               1,561            2001
Portfolio: Service
Class - Q/NQ




Fidelity VIP II                 10.316947            8.873298         -13.99%               3,757            2001
Contrafund(R)Portfolio:
Service Class - Q/NQ




Fidelity VIP III Growth          8.015802            6.730718         -16.03%               2,221            2001
Opportunities
Portfolio: Service
Class - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------




-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Comstock GVIT               9.447118            8.144524         -13.79%                 658            2001
Value Fund: Class I -
Q/NQ




GVIT Dreyfus GVIT Mid           12.932854           12.526391          -3.14%               2,611            2001
Cap Index Fund: Class I
- Q/NQ




GVIT Federated GVIT              8.703574            8.901799           2.28%                 975            2001
High Income Bond Fund:
Class I - Q/NQ




GVIT Gartmore GVIT               8.673124            8.070402          -6.95%                   0            2001
Emerging Markets Fund:
Class I - Q/NQ



GVIT Gartmore GVIT               5.990454            3.367087         -43.79%               3,910            2001
Global Technology and
Communications Fund:
Class I - Q/NQ





GVIT Gartmore GVIT              10.74338            11.308475           5.26%               6,464            2001
Government Bond Fund:
Class I - Q/NQ




GVIT Gartmore GVIT               6.993410            4.932123         -29.47%                 441            2001
Growth Fund: Class I-
Q/NQ



GVIT Gartmore GVIT               9.208243            6.447625         -29.98%               2,180            2001
International Growth
Fund: Class I - Q/NQ



GVIT Gartmore GVIT              10.614638           10.792570           1.68%              71,477            2001
Money Market Fund:
Class I * - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

*The 7 day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2001 was -0.47%.

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               9.456097            8.183165         -13.46%               2,407            2001
Total Return Fund:
Class I - Q/NQ




GVIT Gartmore GVIT               9.614186            7.660350         -20.32%               2,531            2001
Worldwide Leaders Fund:
Class I - Q/NQ




GVIT GVIT Small Cap             16.662806           14.579903         -12.50%                 602            2001
Growth Fund: Class I -
Q/NQ



GVIT GVIT Small Cap             12.754961           16.057232          25.89%               3,939            2001
Value Fund: Class I -
Q/NQ




GVIT GVIT Small Company         15.083183           13.809877          -8.44%              48,395            2001
Fund: Class I - Q/NQ




GVIT J.P. Morgan GVIT            9.264907            8.758381          -5.47%               7,578            2001
Balanced Fund: Class I
- Q/NQ




GVIT MAS GVIT Multi             10.254426           10.485245           2.25%               2,130            2001
Sector Bond Fund: Class
I - Q/NQ




GVIT Nationwide GVIT             9.020303            8.564121          -5.06%                   0            2001
Strategic Value Fund:
Class I - Q/NQ




GVIT Strong GVIT Mid            12.163206            8.318555         -31.61%               2,903            2001
Cap Growth Fund: Class
I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Turner GVIT Growth          6.315627            3.778714         -40.17%               2,258            2001
Focus Fund: Class I -
Q/NQ



Janus Aspen Series -             8.095727           6.210517          -23.29%               9,550            2001
Capital Appreciation
Portfolio: Service
Shares - Q/NQ




Janus Aspen Series -             6.469900            3.979883         -38.49%               4,652            2001
Global Technology
Portfolio: Service
Shares - Q/NQ




Janus Aspen Series -             8.132240            6.110859         -24.86%               3,664            2001
International Growth
Portfolio: Service
Shares - Q/NQ




Neuberger Berman AMT             9.885928            9.555631          -3.34%              63,880            2001
Guardian Portfolio -
Q/NQ




Neuberger Berman AMT            13.851206           10.242890         -26.05%              42,784            2001
Mid-Cap Growth
Portfolio - Q/NQ




Neuberger Berman AMT             9.385656            8.950468          -4.64%                 392            2001
Partners Portfolio -
Q/NQ




Oppenheimer Variable            13.987563            9.434727         -32.55%                 643            2001
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ





Oppenheimer Variable            12.483131           10.709843         -14.21%              79,380            2001
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------




-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable             9.480386            8.183849         -13.68%              11,402            2001
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ





Oppenheimer Variable             9.647415            8.505890         -11.83%              13,649            2001
Account Funds -
Oppenheimer Main Street
Growth & Income
Fund/VA: Initial Class
- Q/NQ





Strong Opportunity Fund          9.733457            9.219447          -5.28%              54,695            2001
II, Inc. - Q/NQ


The Universal                   12.245260           13.231263           8.05%                   0            2001
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - Q/NQ





The Universal                    8.582480            5.953570         -30.63%                 756            2001
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio - Q/NQ





The Universal                   11.317531           12.200073           7.80%               3,848            2001
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio - Q/NQ




Van Eck Worldwide                8.890661            8.567036          -3.64%                   0            2001
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ




Van Eck Worldwide               10.910122            9.588687         -12.11%                   0            2001
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio: Initial Shares was added to the variable account on September 27, 1999. Therefore the Condensed Financial Information for 1999 reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account on September 25, 2000. Therefore the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, and Janus Aspen Series - International Growth Portfolio: Service II Shares were added to the variable account on May 1, 2002. Therefore, no Condensed Financial Information is available.



                                              OPTIONAL BENEFITS ELECTED (TOTAL 1.90%)
                        (VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century                  9.541283            8.577091         -10.11%                   0            2001
Variable Portfolios,             10.880025            9.541283         -12.30%                   0            2000
Inc. - American Century
VP Income & Growth Fund:
Class I - Q/NQ




American Century                 12.480327            8.670125         -30.53%                   0            2001
Variable Portfolios,             15.480327           12.480327         -18.40%                   0            2000
Inc. - American Century
VP International Fund:
Class I - Q/NQ




American Century                 10.163375           11.247447          10.67%               1,286            2001
Variable Portfolios,              8.768259           10.163375          15.91%                   0            2000
Inc. - American Century
VP Value Fund: Class I -
Q/NQ




Credit Suisse Trust -            12.40646             8.684342         -30.00%                   0            2001
Global Post-Venture              15.600551           12.406646         -20.47%                   0            2000
Capital Portfolio - Q/NQ




Credit Suisse Trust -            10.636622            8.109093         -23.76%                   0            2001
International Focus              14.630509           10.636622         -27.30%                   0            2000
Portfolio - Q/NQ



Credit Suisse Trust -             9.967257            9.869216          -0.98%                   0            2001
Large Cap Value                   9.327994            9.967257           6.85%                   0            2000
Portfolio - Q/NQ



Dreyfus Investment               12.370991            8.720999         -29.50%                   0            2001
Portfolios - European            12.866500           12.370991          -3.85%                   0            2000
Equity Portfolio:
Initial Shares - Q/NQ




The Dreyfus Socially             10.345179            7.856453         -24.06%               3,022            2001
Responsible Growth Fund,         11.852125           10.345179         -12.71%                   0            2000
Inc.: Initial Shares -
Q/NQ




Dreyfus Stock Index               9.594375            8.264570         -13.86%               1,003            2001
Fund, Inc.: Initial              10.779645            9.594375         -11.00%                   0            2000
Shares - Q/NQ



Dreyfus Variable                  9.913289            8.818570         -11.04%                   0            2001
Investment Fund                  10.170406            9.913289          -2.53%                   0            2000
-Appreciation Portfolio:
Initial Shares - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------




-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Federated Insurance              10.559225           11.187661           5.95%                 647            2001
Series - Federated                9.744333           10.559225           8.36%                   0            2000
Quality Bond Fund II:
Primary Shares - Q/NQ




Fidelity VIP                      9.879350            9.197371          -6.90%                 998            2001
Equity-Income Portfolio:          9.297394            9.879350           6.26%                   0            2000
Service Class - Q/NQ



Fidelity VIP Growth              10.736866            8.664560         -19.30%               3,754            2001
Portfolio: Service Class         12.305653           10.736866         -12.75%                   0            2000
- Q/NQ



Fidelity VIP High Income          7.333907            6.337956         -13.58%               1,142            2001
Portfolio: Service Class          9.659523            7.333907         -24.08%                   0            2000
- Q/NQ



Fidelity VIP Overseas            10.344382            7.988069         -22.78%                   0            2001
Portfolio: Service Class         13.041301           10.344382         -20.68%                   0            2000
- Q/NQ



Fidelity VIP II                  10.308233            8.861264         -14.04%                   0            2001
Contrafund(R)Portfolio:          11.263156           10.308233          -8.48%                   0            2000
Service Class - Q/NQ



Fidelity VIP III Growth           8.009032            6.721581         -16.07%                   0            2001
Opportunities Portfolio:          9.856495            8.009032         -18.74%                   0            2000
Service Class - Q/NQ




GVIT Comstock GVIT Value          9.439135            8.133455         -13.83%                   0            2001
Fund: Class I - Q/NQ             10.764410            9.439135         -12.31%                   0            2000



GVIT Dreyfus GVIT Mid            12.921938           12.509403          -3.19%                   0            2001
Cap Index Fund: Class I          11.432355           12.921938          13.03%                   0            2000
- Q/NQ



GVIT Federated GVIT High          8.696224            8.889732           2.23%                   0            2001
Income Bond: Class I              9.663565            8.696224         -10.01%                   0            2000
Fund - Q/NQ



GVIT Gartmore GVIT                8.672055            8.065253          -7.00%                   0            2001
Emerging Markets Fund:           10.000000            8.672055         -13.28%                   0            2000
Class I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------


-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT                5.989717            3.364948         -43.82%                   0            2001
Global Technology and            10.000000            5.989717         -40.10%                   0            2000
Communications Fund:
Class I - Q/NQ




GVIT Gartmore GVIT               10.734272           11.293161           5.21%               4,560            2001
Government Bond Fund:             9.721987           10.734272          10.41%                   0            2000
Class I - Q/NQ



GVIT Gartmore GVIT                6.987497            4.925420         -29.51%                   0            2001
Growth Fund: Class I -            9.694518            6.987497         -27.92%                   0            2000
Q/NQ



GVIT Gartmore GVIT                9.207114            6.443529         -30.02%               1,074            2001
International Growth             10.000000            9.207114          -7.93%                   0            2000
Fund: Class I - Q/NQ



GVIT Gartmore GVIT Money         10.605632           10.777889           1.62%              36,286            2001
Market Fund: Class I * -         10.195482           10.605632           4.02%               9,076            2000
Q/NQ



GVIT Gartmore GVIT Total          9.448103            8.172057         -13.51%               1,036            2001
Return Fund: Class I -            9.838680            9.448103          -3.97%                   0            2000
Q/NQ



GVIT Gartmore Worldwide           9.606072            7.649959         -20.36%                   0            2001
Leaders Fund: Class I -          11.167113            9.606072         -13.98%                   0            2000
Q/NQ



GVIT GVIT Small Cap              16.648755           14.560133         -12.55%                   0            2001
Growth Fund: Class I -           20.243274           16.648755         -17.76%                   0            2000
Q/NQ



GVIT GVIT Small Cap              12.744198           16.035460          25.83%                 902            2001
Value Fund: Class I -            11.681367           12.744198           9.10%                   0            2000
Q/NQ



GVIT GVIT Small Company          15.070448           13.791198          -8.49%               1,384            2001
Fund: Class I - Q/NQ             14.105728           15.070448           6.84%                   0            2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

*The 7 day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2001 was -0.52%.




-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT J.P. Morgan GVIT             9.257079            8.746499          -5.52%                   0            2001
Balanced Fund: Class I -          9.468619            9.257079          -2.23%                   0            2000
Q/NQ



GVIT MAS GVIT Multi              10.245769           10.471032           2.20%                   0            2001
Sector Bond Fund: Class           9.884242           10.245769           3.66%                   0            2000
I - Q/NQ



GVIT Nationwide GVIT              9.012666            8.552474          -5.11%                   0            2001
Strategic Value Fund:             8.536625            9.012666           5.58%                   0            2000
Class I - Q/NQ



GVIT Strong GVIT Mid Cap         12.152925            8.307241         -31.64%                   0            2001
Growth Fund: Class I -           14.638685           12.152925         -16.98%                   0            2000
Q/NQ



GVIT Turner GVIT Growth           6.314847            3.776294         -40.20%                   0            2001
Focus Fund: Class I -            10.000000            6.314847         -36.85%                   0            2000
Q/NQ



Janus Aspen Series -              8.091928            6.204428         -23.33%               2,529            2001
Capital Appreciation             10.000000            8.091928         -19.08%                   0            2000
Portfolio: Service
Shares - Q/NQ




Janus Aspen Series -              6.466853            3.975953         -38.52%                   0            2001
Global Technology                10.000000            6.466853         -35.33%                   0            2000
Portfolio: Service
Shares - Q/NQ




Janus Aspen Series -              8.128419            6.104844         -24.90%                   0            2001
International Growth             10.000000            8.128419         -18.72%                   0            2000
Portfolio: Service
Shares - Q/NQ




Neuberger Berman AMT              9.877577            9.542657          -3.39%               1,516            2001
Guardian Portfolio - Q/NQ         9.955186            9.877577          -0.78%                   0            2000



Neuberger Berman AMT             13.839506           10.228980         -26.09%                   0            2001
Mid-Cap Growth Portfolio         15.243555           13.839506          -9.21%                   0            2000
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT              9.377731            8.938329          -4.69%                   0            2001
Partners Portfolio - Q/NQ         9.491719            9.377731          -1.20%                   0            2000



Oppenheimer Variable             13.975777            9.421935         -32.58%                   0            2001
Account Funds -                  16.048985           13.975777         -12.92%                   0            2000
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ





Oppenheimer Variable             12.472602           10.695313         -14.25%                   0            2001
Account Funds -                  12.742243           12.472602          -2.12%                   0            2000
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ




Oppenheimer Variable              9.477189            8.176890         -13.72%                   0            2001
Account Funds -                  10.000000            9.477189          -5.23%                   0            2000
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ





Oppenheimer Variable              9.639258            8.494330         -11.88%                   0            2001
Account Funds -                  10.770042            9.639258         -10.50%                   0            2000
Oppenheimer Main Street
Growth & Income Fund/VA:
Initial Class - Q/NQ





Strong Opportunity Fund           9.730182            9.211624          -5.33%                   0            2001
II, Inc. - Q/NQ                  10.000000            9.730182          -2.70%                   0            2000


The Universal                    12.234919           13.213325           8.00%                   0            2001
Institutional Funds,             11.195718           12.234919           9.28%                   0            2000
Inc. - Emerging Markets
Debt Portfolio - Q/NQ




The Universal                     8.579581            5.948504         -30.67%                   0            2001
Institutional Funds,             10.000000            8.579581         -14.20%                   0            2000
Inc. - Mid Cap Growth
Portfolio - Q/NQ




The Universal                    11.307986           12.183524           7.74%                 594            2001
Institutional Funds,             10.897503           11.307986           3.77%                   0            2000
Inc. - U.S. Real Estate
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide                 8.883159            8.555421          -3.69%                   0            2001
Insurance Trust -                15.575591            8.883159         -42.97%                   0            2000
Worldwide Emerging
Markets Fund - Q/NQ




Van Eck Worldwide                10.900909            9.575679         -12.16%                 756            2001
Insurance Trust -                 9.973670           10.900909           9.30%                   0            2000
Worldwide Hard Assets
Fund - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------


The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.


The Dreyfus Investment Portfolios - European Equity Portfolio: Initial Shares was added to the variable account on September 27, 1999. Therefore the Condensed Financial Information for 1999 reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account on September 25, 2000. Therefore the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, and Janus Aspen Series - International Growth Portfolio: Service II Shares were added to the variable account on May 1, 2002. Therefore, no Condensed Financial Information is available.



                                              OPTIONAL BENEFITS ELECTED (TOTAL 2.05%)
                        (VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century                 9.517124            8.542208         -10.24%               3,563            2001
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ





American Century                12.448741            8.634862         -30.64%                   0            2001
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ





American Century                10.137636           11.201712          10.50%                   0            2001
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ





Credit Suisse Trust -           12.375201            8.648961         -30.11%                   0            2001
Global Post-Venture
Capital Portfolio -
Q/NQ




Credit Suisse Trust -           10.609678            8.076087         -23.88%                   0            2001
International Focus
Portfolio - Q/NQ




Credit Suisse Trust -            9.942010            9.829084          -1.14%                   0            2001
Large Cap Value
Portfolio - Q/NQ




Dreyfus Investment              12.347257            8.690852         -29.61%                   0            2001
Portfolios - European
Equity Portfolio:
Initial Shares - Q/NQ




The Dreyfus Socially            10.318982            7.824478         -24.17%               1,524            2001
Responsible Growth Fund
Inc.: Initial Shares -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Stock Index              9.570079            8.230945         -13.99%               4,902            2001
Fund, Inc.: Initial
Shares - Q/NQ




Dreyfus Variable                 9.888186            8.782702         -11.18%                   0            2001
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ





Federated Insurance             10.532467           11.142163           5.79%                   0            2001
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ




Fidelity VIP                     9.854339            9.159972          -7.05%               1,346            2001
Equity-Income
Portfolio: Service
Class - Q/NQ




Fidelity VIP Growth             10.709661            8.629292         -19.43%               7,751            2001
Portfolio: Service
Class - Q/NQ




Fidelity VIP High                7.315306            6.312150         -13.71%                   0            2001
Income Portfolio:
Service Class - Q/NQ




Fidelity VIP Overseas           10.318180            7.955555         -22.90%               7,645            2001
Portfolio: Service
Class - Q/NQ




Fidelity VIP II                 10.282107            8.825197         -14.17%                   0            2001
Contrafund(R)Portfolio:
Service Class - Q/NQ




Fidelity VIP III Growth          7.988718            6.694209         -16.20%                   0            2001
Opportunities
Portfolio: Service
Class - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Comstock GVIT               9.415211            8.100362         -13.97%               6,237            2001
Value Fund: Class I -
Q/NQ




GVIT Dreyfus GVIT Mid           12.889199           12.458494          -3.34%                   0            2001
Cap Index Fund: Class I
- Q/NQ




GVIT Federated GVIT              8.674196            8.853567           2.07%                   0            2001
High Income Bond Fund:
Class I - Q/NQ




GVIT Gartmore GVIT               8.668856            8.049848          -7.14%                   0            2001
Emerging Markets Fund:
Class I - Q/NQ



GVIT Gartmore GVIT               5.987495            3.358489         -43.91%                   0            2001
Global Technology and
Communications Fund:
Class I - Q/NQ





GVIT Gartmore GVIT              10.707078           11.247230           5.04%                   0            2001
Government Bond Fund:
Class I - Q/NQ




GVIT Gartmore GVIT               6.969771            4.905344         -29.62%                   0            2001
Growth Fund: Class I-
Q/NQ




GVIT Gartmore GVIT               9.203720            6.431226         -30.12%                   0            2001
International Growth
Fund: Class I - Q/NQ



GVIT Gartmore GVIT              10.578635           10.733926           1.47%                   0            2001
Money Market Fund:
Class I * - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

*The 7 day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2001 was -0.67%.

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT               9.424179            8.138802         -13.64%                   0            2001
Total Return Fund:
Class I - Q/NQ




GVIT Gartmore GVIT               9.581737            7.618821         -20.49%                   0            2001
Worldwide Leaders Fund:
Class I - Q/NQ




GVIT GVIT Small Cap             16.606604           14.500883         -12.68%               3,670            2001
Growth Fund: Class I -
Q/NQ



GVIT GVIT Small Cap             12.711918           15.970228          25.63%               5,158            2001
Value Fund: Class I -
Q/NQ




GVIT GVIT Small Company         15.032303           13.735040          -8.63%               4,614            2001
Fund: Class I - Q/NQ




GVIT J.P. Morgan GVIT            9.233639            8.710921          -5.66%               1,435            2001
Balanced Fund: Class I
- Q/NQ




GVIT MAS GVIT Multi             10.219812           10.428441           2.04%                   0            2001
Sector Bond Fund: Class
I - Q/NQ




GVIT Nationwide GVIT             8.989827            8.517676          -5.25%                   0            2001
Strategic Value Fund:
Class I - Q/NQ




GVIT Strong GVIT Mid            12.122123            8.273390         -31.75%               4,284            2001
Cap Growth Fund: Class
I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Turner GVIT Growth          6.312501            3.769057         -40.29%                 0              2001
Focus Fund: Class I -
Q/NQ



Janus Aspen Series -             8.080524            6.186133         -23.44%               1,996            2001
Capital Appreciation
Portfolio: Service
Shares - Q/NQ




Janus Aspen Series -             6.457722            3.964208         -38.61%               4,871            2001
Global Technology
Portfolio: Service
Shares - Q/NQ




Janus Aspen Series -             8.116951            6.086848         -25.01%                   0            2001
International Growth
Portfolio: Service
Shares - Q/NQ




Neuberger Berman AMT             9.852553            9.503836          -3.54%                   0            2001
Guardian Portfolio -
Q/NQ




Neuberger Berman AMT            13.804447           10.187333         -26.20%               1,233            2001
Mid-Cap Growth
Portfolio - Q/NQ




Neuberger Berman AMT             9.353966            8.901954          -4.83%                   0            2001
Partners Portfolio -
Q/NQ




Oppenheimer Variable            13.940374            9.383576         -32.69%                   0            2001
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ





Oppenheimer Variable            12.441012           10.651785         -14.38%               4,723            2001
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable             9.467611            8.156044         -13.85%                   0            2001
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ





Oppenheimer Variable             9.614839            8.459766         -12.01%                   0            2001
Account Funds -
Oppenheimer Main Street
Growth & Income
Fund/VA: Initial Class
- Q/NQ





Strong Opportunity Fund          9.742487            9.188124          -5.69%               1,374            2001
II, Inc. - Q/NQ


The Universal                   12.203935           13.159594           7.83%                   0            2001
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - Q/NQ





The Universal                    8.570899            5.933316         -30.77%                   0            2001
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio - Q/NQ





The Universal                   11.279333           12.133966           7.58%                   0            2001
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio - Q/NQ




Van Eck Worldwide                8.860634            8.520571          -3.84%                   0            2001
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ




Van Eck Worldwide               10.873293            9.536718         -12.29%                   0            2001
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio: Initial Shares was added to the variable account on September 27, 1999. Therefore the Condensed Financial Information for 1999 reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account on September 25, 2000. Therefore the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, and Janus Aspen Series - International Growth Portfolio: Service II Shares were added to the variable account on May 1, 2002. Therefore, no Condensed Financial Information is available.


                                              OPTIONAL BENEFITS ELECTED (TOTAL 2.10%)
                        (VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                 9.509075            8.530598         -10.29%                   0            2001
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ





American Century                12.438224            8.623131         -30.67%                   0            2001
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ





American Century                10.129056           11.186491          10.44%                   0            2001
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ





Credit Suisse Trust -           12.364730            8.637201         -30.15%                   0            2001
Global Post-Venture
Capital Portfolio -
Q/NQ




Credit Suisse Trust -           10.600709            8.065109         -23.92%                   0            2001
International Focus
Portfolio - Q/NQ




Credit Suisse Trust -            9.933596            9.815718          -1.19%                   0            2001
Large Cap Value
Portfolio - Q/NQ




Dreyfus Investment              12.339366            8.680831         -29.65%                   0            2001
Portfolios - European
Equity Portfolio:
Initial Shares - Q/NQ




The Dreyfus Socially            10.310249            7.813837         -24.21%                   0            2001
Responsible Growth Fund
Inc.: Initial Shares -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Stock Index              2.561974            8.219747         -14.04%               4,253            2001
Fund, Inc.: Initial
Shares - Q/NQ




Dreyfus Variable                 9.879814            8.770750         -11.23%                   0            2001
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ





Federated Insurance             10.523559           11.127027           5.73%                   0            2001
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ




Fidelity VIP                     9.846006            9.147526          -7.09%                   0            2001
Equity-Income
Portfolio: Service
Class - Q/NQ




Fidelity VIP Growth             10.700597            8.617548         -19.47%               1,267            2001
Portfolio: Service
Class - Q/NQ




Fidelity VIP High                7.309120            6.303565         -13.76%                   0            2001
Income Portfolio:
Service Class - Q/NQ




Fidelity VIP Overseas           10.309461            7.944744         -22.94%                   0            2001
Portfolio: Service
Class - Q/NQ




Fidelity VIP II                 10.273408            8.813204         -14.21%                   0            2001
Contrafund(R)Portfolio:
Service Class - Q/NQ




Fidelity VIP III Growth          7.981954            6.685100         -16.25%                   0            2001
Opportunities
Portfolio: Service
Class - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------


-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Comstock GVIT               9.407245            8.089339         -14.01%                   0            2001
Value Fund: Class I -
Q/NQ




GVIT Dreyfus GVIT Mid           12.878299           12.441562          -3.39%                   0            2001
Cap Index Fund: Class I
- Q/NQ




GVIT Federated GVIT              8.666861            8.841526           2.02%                   0            2001
High Income Bond Fund:
Class I - Q/NQ




GVIT Gartmore GVIT               8.667787            8.044715          -7.19%                   0            2001
Emerging Markets Fund:
Class I - Q/NQ



GVIT Gartmore GVIT               5.986754            3.356343         -43.94%                   0            2001
Global Technology and
Communications Fund:
Class I - Q/NQ





GVIT Gartmore GVIT              10.698020           11.231951           4.99%               3,376            2001
Government Bond Fund:
Class I - Q/NQ




GVIT Gartmore GVIT               6.963868            4.898667         -29.66%                   0            2001
Growth Fund: Class I-
Q/NQ




GVIT Gartmore GVIT               9.202593            6.427129         -30.16%                   0            2001
International Growth
Fund: Class I - Q/NQ



GVIT Gartmore GVIT              10.569641           10.719296           1.42%               3,283            2001
Money Market Fund:
Class I * - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------


*The 7 day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2001 was -0.72%.


-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               9.416202            8.127729         -13.68%                 676            2001
Total Return Fund:
Class I - Q/NQ




GVIT Gartmore GVIT               9.573624            7.608458         -20.53%                   0            2001
Worldwide Leaders Fund:
Class I - Q/NQ




GVIT GVIT Small Cap             16.592571           14.481164         -12.73%                   0            2001
Growth Fund: Class I -
Q/NQ



GVIT GVIT Small Cap             12.701183           15.948542          25.57%                   0            2001
Value Fund: Class I -
Q/NQ




GVIT GVIT Small Company         15.019588           13.716369          -8.68%                   0            2001
Fund: Class I - Q/NQ




GVIT J.P. Morgan GVIT            9.225819            8.699077          -5.71%                   0            2001
Balanced Fund: Class I
- Q/NQ




GVIT MAS GVIT Multi             10.211179           10.414287           1.99%                   0            2001
Sector Bond Fund: Class
I - Q/NQ




GVIT Nationwide GVIT             8.982219            8.506081          -5.30%                   0            2001
Strategic Value Fund:
Class I - Q/NQ




GVIT Strong GVIT Mid            12.111863            8.262132         -31.78%                   0            2001
Cap Growth Fund: Class
I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Turner GVIT Growth          6.311716            3.766653         -40.32%                   0            2001
Focus Fund: Class I -
Q/NQ



Janus Aspen Series -             8.76723             6.180038         -23.48%                   0            2001
Capital Appreciation
Portfolio: Service
Shares - Q/NQ




Janus Aspen Series -             6.454677            3.960302         -38.64%                   0            2001
Global Technology
Portfolio: Service
Shares - Q/NQ




Janus Aspen Series -             8.113132            6.080842         -25.05%                   0            2001
International Growth
Portfolio: Service
Shares - Q/NQ




Neuberger Berman AMT             9.844228            9.490909          -3.59%                   0            2001
Guardian Portfolio -
Q/NQ




Neuberger Berman AMT            13.792758           10.173455         -26.24%                   0            2001
Mid-Cap Growth
Portfolio - Q/NQ




Neuberger Berman AMT             9.346057            8.889847          -4.88%                   0            2001
Partners Portfolio -
Q/NQ




Oppenheimer Variable            13.928584            9.370812         -32.72%                   0            2001
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ





Oppenheimer Variable            12.430490           10.637302         -14.43%                 520            2001
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable             9.464418            8.149095          -13.90                   0            2001
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ





Oppenheimer Variable             9.606697            8.448257         -12.06%                   0            2001
Account Funds -
Oppenheimer Main Street
Growth & Income
Fund/VA: Initial Class
- Q/NQ





Strong Opportunity Fund          9.739199            9.180307          -5.74%                   0            2001
II, Inc. - Q/NQ


The Universal                   12.193613           13.141724           7.78%                   0            2001
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - Q/NQ





The Universal                    8.567997            5.928247         -30.81%                   0            2001
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio - Q/NQ





The Universal                   11.269804           12.117487           7.52%                   0            2001
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio - Q/NQ




Van Eck Worldwide                8.853136            8.508987           3.89%                   0            2001
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ




Van Eck Worldwide               10.864101            9.523759         -12.34%                   0            2001
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio: Initial Shares was added to the variable account on September 27, 1999. Therefore the Condensed Financial Information for 1999 reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account on September 25, 2000. Therefore the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, and Janus Aspen Series - International Growth Portfolio: Service II Shares were added to the variable account on May 1, 2002. Therefore, no Condensed Financial Information is available.




                                              OPTIONAL BENEFITS ELECTED (TOTAL 2.25%)
                        (VARIABLE ACCOUNT CHARGES OF 2.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                 8.985762            8.048687         -10.43%                 144            2001
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ





American Century                 8.459814            5.855938         -30.78%                   0            2001
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ





American Century                11.762857           12.970847          10.27%                 774            2001
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ





Credit Suisse Trust -            7.472935            5.212030         -30.25%                   0            2001
Global Post-Venture
Capital Portfolio -
Q/NQ




Credit Suisse Trust -            7.599637            5.772943         -24.04%                   0            2001
International Focus
Portfolio - Q/NQ




Credit Suisse Trust -           11.298091           11.146821          -1.34%                   0            2001
Large Cap Value
Portfolio - Q/NQ




Dreyfus Investment               9.659813            6.785253         -29.76%                   0            2001
Portfolios - European
Equity Portfolio:
Initial Shares - Q/NQ




The Dreyfus Socially             8.812703            6.668566         -24.33%                   0            2001
Responsible Growth Fund
Inc.: Initial Shares -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------




-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Stock Index              9.049949            7.767594         -14.17%               1,860            2001
Fund, Inc.: Initial
Shares - Q/NQ




Dreyfus Variable                 9.754707            8.646332         -11.36%               3,991            2001
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ





Federated Insurance             10.878559           11.484670           5.57%               2,829            2001
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ




Fidelity VIP                    10.983138           10.188250          -7.24%               3,435            2001
Equity-Income
Portfolio: Service
Class - Q/NQ




Fidelity VIP Growth              8.564829            6.886888         -19.59%                   0            2001
Portfolio: Service
Class - Q/NQ




Fidelity VIP High                7.698171            6.628864         -13.89%                   0            2001
Income Portfolio:
Service Class - Q/NQ




Fidelity VIP Overseas            8.283269            6.373447         -23.06%                   0            2001
Portfolio: Service
Class - Q/NQ




Fidelity VIP II                  9.125314            7.816214         -14.35%               2,264            2001
Contrafund(R)Portfolio:
Service Class - Q/NQ




Fidelity VIP III Growth          8.386726            7.013259         -16.38%                   0            2001
Opportunities
Portfolio: Service
Class - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------


-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Comstock GVIT               8.516206            7.311838         -14.14%                   0            2001
Value Fund: Class I -
Q/NQ




GVIT Dreyfus GVIT Mid           11.070860           10.678915          -3.54%               1,478            2001
Cap Index Fund: Class I
- Q/NQ




GVIT Federated GVIT              9.103082            9.272228           1.86%                   0            2001
High Income Bond Fund:
Class I - Q/NQ




GVIT Gartmore GVIT               8.664580            8.029311          -7.33%                   0            2001
Emerging Markets Fund:
Class I - Q/NQ



GVIT Gartmore GVIT               5.984527            3.349896         -44.02%                   0            2001
Global Technology and
Communications Fund:
Class I - Q/NQ





GVIT Gartmore GVIT              11.057449           11.591446           4.83%               4,996            2001
Government Bond Fund:
Class I - Q/NQ




GVIT Gartmore GVIT               7.345790            5.159349         -29.76%                   0            2001
Growth Fund: Class I-
Q/NQ




GVIT Gartmore GVIT               9.199196            6.414831         -30.27%                   0            2001
International Growth
Fund: Class I - Q/NQ



GVIT Gartmore GVIT              10.365377           10.495945           1.26%              19,274            2001
Money Market Fund:
Class I * - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

*The 7 day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2001 was -0.87%.

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               9.870104            8.506385         -13.82%               2,827            2001
Total Return Fund:
Class I - Q/NQ




GVIT Gartmore GVIT               8.746493            6.940366         -20.65%                   0            2001
Worldwide Leaders Fund:
Class I - Q/NQ




GVIT GVIT Small Cap              7.734364            6.739737         -12.86%                   0            2001
Growth Fund: Class I -
Q/NQ



GVIT GVIT Small Cap             10.987084           13.774932          25.37%                 822            2001
Value Fund: Class I -
Q/NQ




GVIT GVIT Small Company         10.033816            9.149061          -8.82%               4,251            2001
Fund: Class I - Q/NQ




GVIT J.P. Morgan GVIT            9.764125            9.192450          -5.85%                   0            2001
Balanced Fund: Class I
- Q/NQ




GVIT MAS GVIT Multi             10.409141           10.599824           1.83%                   0            2001
Sector Bond Fund: Class
I - Q/NQ




GVIT Nationwide GVIT            10.693129           10.110680          -5.45%                   0            2001
Strategic Value Fund:
Class I - Q/NQ




GVIT Strong GVIT Mid             7.657476            5.215476         -31.89%                   0            2001
Cap Growth Fund: Class
I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Turner GVIT Growth          6.309370            3.759419         -40.42%                   0            2001
Focus Fund: Class I -
Q/NQ



Janus Aspen Series -             8.065320           6.161775          -23.60%                   0            2001
Capital Appreciation
Portfolio: Service
Shares - Q/NQ




Janus Aspen Series -             6.445540            3.948572         -38.74%                   0            2001
Global Technology
Portfolio: Service
Shares - Q/NQ




Janus Aspen Series -             8.101668            6.062871         -25.17%               1,573            2001
International Growth
Portfolio: Service
Shares - Q/NQ




Neuberger Berman AMT            10.084335            9.707419          -3.74%               4,786            2001
Guardian Portfolio -
Q/NQ




Neuberger Berman AMT             8.271972            6.091929         -26.35%               3,683            2001
Mid-Cap Growth
Portfolio - Q/NQ




Neuberger Berman AMT            10.026240            9.522129          -5.03%                   0            2001
Partners Portfolio -
Q/NQ




Oppenheimer Variable             7.617605            5.117009         -32.83%                   0            2001
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ





Oppenheimer Variable             9.729278            8.312895         -14.56%               6,162            2001
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------


-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable             9.454837            8.128277         -14.03%                 933            2001
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ





Oppenheimer Variable             8.962724            7.869795         -12.19%               2,058            2001
Account Funds -
Oppenheimer Main Street
Growth & Income
Fund/VA: Initial Class
- Q/NQ





Strong Opportunity Fund          9.729338            9.156865          -5.88%               2,483            2001
II, Inc. - Q/NQ


The Universal                   10.919466           11.750369           7.61%                   0            2001
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - Q/NQ





The Universal                    8.559304            5.913077         -30.92%                   0            2001
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio - Q/NQ





The Universal                   12.142985           13.036226           7.36%                 736            2001
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio - Q/NQ




Van Eck Worldwide                5.627188            5.400085          -4.04%                   0            2001
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ




Van Eck Worldwide               10.796770            9.450138         -12.47%                   0            2001
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------


The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio: Initial Shares was added to the variable account on September 27, 1999. Therefore the Condensed Financial Information for 1999 reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account on September 25, 2000. Therefore the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, and Janus Aspen Series - International Growth Portfolio: Service II Shares were added to the variable account on May 1, 2002. Therefore, no Condensed Financial Information is available.


                                              OPTIONAL BENEFITS ELECTED (TOTAL 2.30%)
                        (VARIABLE ACCOUNT CHARGES OF 2.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)


-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                 8.981451            8.040690         -10.47%                   0            2001
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ





American Century                 8.455758            5.850111         -30.82%                   0            2001
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ





American Century                11.757218           12.957957          10.21%                   0            2001
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ





Credit Suisse Trust -            7.469344            5.206837         -30.29%                   0            2001
Global Post-Venture
Capital Portfolio -
Q/NQ




Credit Suisse Trust -            7.595986            5.767191         -24.08%                   0            2001
International Focus
Portfolio - Q/NQ




Credit Suisse Trust -           11.292685           11.135746          -1.39%                   0            2001
Large Cap Value
Portfolio - Q/NQ




Dreyfus Investment               9.655180            6.778500         -29.79%                   0            2001
Portfolios - European
Equity Portfolio:
Initial Shares - Q/NQ




The Dreyfus Socially             8.808475            6.661935         -24.37%                   0            2001
Responsible Growth Fund
Inc.: Initial Shares -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Stock Index              9.045619            7.759868         -14.21%                   0            2001
Fund, Inc.: Initial
Shares - Q/NQ




Dreyfus Variable                 9.750036            8.637742         -11.41%                   0            2001
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ





Federated Insurance             10.873335           11.473264           5.52%                   0            2001
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ




Fidelity VIP                    10.977883           10.178129          -7.29%                   0            2001
Equity-Income
Portfolio: Service
Class - Q/NQ




Fidelity VIP Growth              8.560720            6.880032         -19.63%                   0            2001
Portfolio: Service
Class - Q/NQ




Fidelity VIP High                7.694489            6.622272         -13.93%                   0            2001
Income Portfolio:
Service Class - Q/NQ




Fidelity VIP Overseas            8.279284            6.367092         -23.10%                   0            2001
Portfolio: Service
Class - Q/NQ




Fidelity VIP II                  9.120941            7.808446         -14.39%                   0            2001
Contrafund(R)Portfolio:
Service Class - Q/NQ




Fidelity VIP III Growth          8.382707            7.006289         -16.42%                   0            2001
Opportunities
Portfolio: Service
Class - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Comstock GVIT               8.512121            7.304567         -14.19%                   0            2001
Value Fund: Class I -
Q/NQ




GVIT Dreyfus GVIT Mid           11.065553           10.668287          -3.59%                   0            2001
Cap Index Fund: Class I
- Q/NQ




GVIT Federated GVIT              9.098723            9.263026           1.81%                   0            2001
High Income Bond Fund:
Class I - Q/NQ




GVIT Gartmore GVIT               8.663506            8.024173          -7.38%                   0            2001
Emerging Markets Fund:
Class I - Q/NQ



GVIT Gartmore GVIT               5.983787            3.347746         -44.05%                   0            2001
Global Technology and
Communications Fund:
Class I - Q/NQ





GVIT Gartmore GVIT              11.052137           11.579917           4.78%                   0            2001
Government Bond Fund:
Class I - Q/NQ




GVIT Gartmore GVIT               7.342265            5.154198         -29.80%                   0            2001
Growth Fund: Class I-
Q/NQ




GVIT Gartmore GVIT               9.198060            6.410737         -30.30%                   0            2001
International Growth
Fund: Class I - Q/NQ



GVIT Gartmore GVIT              10.360104           10.485212           1.21%                   0            2001
Money Market Fund:
Class I * - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

*The 7 day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2001 was -0.92%.


-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT               9.865373            8.497928         -13.86%                   0            2001
Total Return Fund:
Class I - Q/NQ




GVIT Gartmore GVIT               8.742303            6.933473         -20.69%                   0            2001
Worldwide Leaders Fund:
Class I - Q/NQ




GVIT GVIT Small Cap              7.730647            6.733016         -12.90%                   0            2001
Growth Fund: Class I -
Q/NQ



GVIT GVIT Small Cap             10.981823           13.761240          25.31%                   0            2001
Value Fund: Class I -
Q/NQ




GVIT GVIT Small Company         10.029013            9.139971          -8.86%                   0            2001
Fund: Class I - Q/NQ




GVIT J.P. Morgan GVIT            9.759455            9.183323          -5.90%                   0            2001
Balanced Fund: Class I
- Q/NQ




GVIT MAS GVIT Multi             10.404143           10.589296           1.78%                   0            2001
Sector Bond Fund: Class
I - Q/NQ




GVIT Nationwide GVIT            10.688003           10.100638          -5.50%                   0            2001
Strategic Value Fund:
Class I - Q/NQ




GVIT Strong GVIT Mid             7.653794            5.210269         -31.93%                   0            2001
Cap Growth Fund: Class
I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Turner GVIT Growth          6.308584            3.757005         -40.45%                   0            2001
Focus Fund: Class I -
Q/NQ



Janus Aspen Series -             8.061516           6.155704          -23.64%                   0            2001
Capital Appreciation
Portfolio: Service
Shares - Q/NQ




Janus Aspen Series -             6.442503            3.944669         -38.77%                   0            2001
Global Technology
Portfolio: Service
Shares - Q/NQ




Janus Aspen Series -             8.097850            6.056891         -25.20%                   0            2001
International Growth
Portfolio: Service
Shares - Q/NQ




Neuberger Berman AMT            10.079498            9.697779          -3.79%                   0            2001
Guardian Portfolio -
Q/NQ




Neuberger Berman AMT             8.267999            6.085849         -26.39%                   0            2001
Mid-Cap Growth
Portfolio - Q/NQ




Neuberger Berman AMT            10.021444            9.512666          -5.08%                   0            2001
Partners Portfolio -
Q/NQ




Oppenheimer Variable             7.613945            5.111912         -32.86%                   0            2001
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ





Oppenheimer Variable             9.724617            8.304638         -14.60%                   0            2001
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------


-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable             9.451634            8.121332         -14.07%                   0            2001
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ





Oppenheimer Variable             8.958418            7.861953         -12.24%                   0            2001
Account Funds -
Oppenheimer Main Street
Growth & Income
Fund/VA: Initial Class
- Q/NQ





Strong Opportunity Fund          9.726047            9.149058          -5.93%                   0            2001
II, Inc. - Q/NQ


The Universal                   10.914229           11.738698           7.55%                   0            2001
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - Q/NQ





The Universal                    8.556411            5.908033         -30.95%                   0            2001
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio - Q/NQ





The Universal                   12.137171           13.023285           7.30%                   0            2001
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio - Q/NQ




Van Eck Worldwide                5.624474            5.394698          -4.09%                   0            2001
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ




Van Eck Worldwide               10.791606            9.440746         -12.52%                   0            2001
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio: Initial Shares was added to the variable account on September 27, 1999. Therefore the Condensed Financial Information for 1999 reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account on September 25, 2000. Therefore the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Natioinwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, and Janus Aspen Series - International Growth Portfolio: Service II Shares were added to the variable account on May 1, 2002. Therefore, no Condensed Financial Information is available.


                                    NO OPTIONAL BENEFITS ELECTED (TOTAL 1.20%) (WADDELL & REED)
                        (VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND     ACCUMULATION       ACCUMULATION UNIT    PERCENT CHANGE IN   NUMBER OF           YEAR
                           UNIT VALUE AT      VALUE AT END OF      ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF       PERIOD               VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -         10.379906           9.233503          -11.04%                   0            2001
Asset Strategy Portfolio
- Q/NQ




W&R Target Funds, Inc. -         10.238551           9.514063           -7.08%                   0            2001
Balanced Portfolio - Q/NQ




W&R Target Funds, Inc. -         10.226347          10.858121            6.18%                   0            2001
Bond Portfolio - Q/NQ




W&R Target Funds, Inc. -         10.219013           8.590536          -15.94%                   0            2001
Core Equity Portfolio -
Q/NQ




W&R Target Funds, Inc. -         10.121935           8.565867          -15.37%                   0            2001
Growth Portfolio - Q/NQ




W&R Target Funds, Inc. -         10.074666          10.866781            7.86%                   0            2001
High Income Portfolio -
Q/NQ




W&R Target Funds, Inc. -         10.147803           7.796236          -23.17%                   0            2001
International Portfolio
- Q/NQ




W&R Target Funds, Inc. -         10.138630          10.939304            7.90%                   0            2001
Limited-Term Bond
Portfolio - Q/NQ




W&R Target Funds, Inc. -         10.040129          10.275484            2.34%                   0            2001
Money Market Portfolio -
Q/NQ*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

*The 7 day yield for W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2001 was 0.18%.


-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -          9.701363            8.442316         -12.98%                   0            2001
Science and Technology
Portfolio - Q/NQ




W&R Target Funds, Inc. -         10.080492            9.766240          -3.12%                   0            2001
Small Cap Portfolio -
Q/NQ




W&R Target Funds, Inc. -         10.000000           10.120543           1.21%                   0            2001
Value Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Waddell & Reed Target Funds, Inc. were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.


                                     OPTIONAL BENEFITS ELECTED (TOTAL 1.30%) (WADDELL & REED)
                        (VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -         10.379106            9.223403          -11.13                   0            2001
Asset Strategy Portfolio
- Q/NQ




W&R Target Funds, Inc. -         10.237759            9.503627          -7.17%                   0            2001
Balanced Portfolio - Q/NQ




W&R Target Funds, Inc. -         10.225557           10.846230           6.07%                   0            2001
Bond Portfolio - Q/NQ




W&R Target Funds, Inc. -         10.218225            8.581115         -16.02%                   0            2001
Core Equity Portfolio -
Q/NQ




W&R Target Funds, Inc. -         10.121153            8.556462         -15.46%                   0            2001
Growth Portfolio - Q/NQ




W&R Target Funds, Inc. -         10.073886           10.854883           7.75%                   0            2001
High Income Portfolio -
Q/NQ




W&R Target Funds, Inc. -         10.147018            7.787689         -23.25%                   0            2001
International Portfolio
- Q/NQ




W&R Target Funds, Inc. -         10.137846           10.927333           7.79%                   0            2001
Limited-Term Bond
Portfolio - Q/NQ




W&R Target Funds, Inc. -         10.039351           10.264231           2.24%                   0            2001
Money Market Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------


*The 7 day yield for W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2001 was 0.08%.



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

W&R Target Funds, Inc. -          9.700610            8.433042         -13.07%                   0            2001
Science and Technology
Portfolio - Q/NQ




W&R Target Funds, Inc. -         10.079712            9.755535         -.3.22%                   0            2001
Small Cap Portfolio -
Q/NQ




W&R Target Funds, Inc. -         10.000000           10.113681           1.14%                   0            2001
Value Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------


The Waddell & Reed Target Funds, Inc. were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.


                                     OPTIONAL BENEFITS ELECTED (TOTAL 1.35%) (WADDELL & REED)
                        (VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

W&R Target Funds, Inc. -         10.378704            9.218335         -11.18%                   0            2001
Asset Strategy Portfolio
- Q/NQ




W&R Target Funds, Inc. -         10.237361            9.498424          -7.22%                   0            2001
Balanced Portfolio - Q/NQ




W&R Target Funds, Inc. -         10.225161           10.840295           6.02%                   0            2001
Bond Portfolio - Q/NQ




W&R Target Funds, Inc. -         10.217829            8.576410         -16.06%                   0            2001
Core Equity Portfolio -
Q/NQ




W&R Target Funds, Inc. -         10.120762            8.551777         -15.50%                   0            2001
Growth Portfolio - Q/NQ




W&R Target Funds, Inc. -         10.073496           10.848937           7.70%                   0            2001
High Income Portfolio -
Q/NQ




W&R Target Funds, Inc. -         10.146627            7.783412         -23.29%                   0            2001
International Portfolio
- Q/NQ




W&R Target Funds, Inc. -         10.137451           10.921334           7.73%                   0            2001
Limited-Term Bond
Portfolio - Q/NQ




W&R Target Funds, Inc. -         10.038962           10.258607           2.19%                   0            2001
Money Market Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

*The 7 day yield for W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2001 was 0.03%.


-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -          9.700236            8.428424         -13.11%                   0            2001
Science and Technology
Portfolio - Q/NQ




W&R Target Funds, Inc. -         10.079320            9.750175          -3.27%                   0            2001
Small Cap Portfolio -
Q/NQ




W&R Target Funds, Inc. -         10.000000           10.110263           1.10%                   0            2001
Value Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------


The Waddell & Reed Target Funds, Inc. were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.


                                     OPTIONAL BENEFITS ELECTED (TOTAL 1.40%) (WADDELL & REED)
                        (VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -         10.378305            9.213277         -11.23%                   0            2001
Asset Strategy Portfolio
- Q/NQ




W&R Target Funds, Inc. -         10.236967            9.493209          -7.27%                   0            2001
Balanced Portfolio - Q/NQ




W&R Target Funds, Inc. -         10.224762           10.834346           5.96%                   0            2001
Bond Portfolio - Q/NQ




W&R Target Funds, Inc. -         10.217435            8.571702         -16.11%                   0            2001
Core Equity Portfolio -
Q/NQ




W&R Target Funds, Inc. -         10.120370            8.547071         -15.55%                   0            2001
Growth Portfolio - Q/NQ




W&R Target Funds, Inc. -         10.073104           10.842987           7.64%                   0            2001
High Income Portfolio -
Q/NQ




W&R Target Funds, Inc. -         10.146233            7.779138         -23.33%                   0            2001
International Portfolio
- Q/NQ




W&R Target Funds, Inc. -         10.137060           10.915358           7.68%                   0            2001
Limited-Term Bond
Portfolio - Q/NQ




W&R Target Funds, Inc. -         10.038572           10.252980           2.14%             179,797            2001
Money Market Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------


*The 7 day yield for W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2001 was -0.02%.

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -          9.699859            8.423783         -13.16%                   0            2001
Science and Technology
Portfolio - Q/NQ




W&R Target Funds, Inc. -         10.078933            9.744819          -3.31%                   0            2001
Small Cap Portfolio -
Q/NQ




W&R Target Funds, Inc. -         10.000000           10.106838           1.07%                   0            2001
Value Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Waddell & Reed Target Funds, Inc. were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.


                                     OPTIONAL BENEFITS ELECTED (TOTAL 1.45%) (WADDELL & REED)
                        (VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -         10.377903            9.208222         -11.27%                   0            2001
Asset Strategy Portfolio
- Q/NQ




W&R Target Funds, Inc. -         10.236570            9.487997          -7.31%                   0            2001
Balanced Portfolio - Q/NQ




W&R Target Funds, Inc. -         10.224366           10.828402           5.91%                   0            2001
Bond Portfolio - Q/NQ




W&R Target Funds, Inc. -         10.217039            8.566990         -16.15%                   0            2001
Core Equity Portfolio -
Q/NQ




W&R Target Funds, Inc. -         10.119978            8.542373         -15.59%                   0            2001
Growth Portfolio - Q/NQ




W&R Target Funds, Inc. -         10.072713           10.837039           7.59%                   0            2001
High Income Portfolio -
Q/NQ




W&R Target Funds, Inc. -         10.145837            7.774856         -23.37%                   0            2001
International Portfolio
- Q/NQ




W&R Target Funds, Inc. -         10.136668           10.909363           7.62%                   0            2001
Limited-Term Bond
Portfolio - Q/NQ




W&R Target Funds, Inc. -         10.038183           10.247355           2.08%                   0            2001
Money Market Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

*The 7 day yield for W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2001 was -0.07%.




-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

W&R Target Funds, Inc. -          9.699482            8.419157         -13.20%                   0            2001
Science and Technology
Portfolio - Q/NQ




W&R Target Funds, Inc. -         10.078539            9.739457          -3.36%                   0            2001
Small Cap Portfolio -
Q/NQ




W&R Target Funds, Inc. -         10.000000           10.103405           1.03%                   0            2001
Value Portfolio - Q/NQ

The Waddell & Reed Target Funds, Inc. were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.


                                     OPTIONAL BENEFITS ELECTED (TOTAL 1.50%) (WADDELL & REED)
                        (VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

W&R Target Funds, Inc. -         10.377501            9.203179         -11.32%                   0            2001
Asset Strategy Portfolio
- Q/NQ




W&R Target Funds, Inc. -         10.236174            9.482793          -7.36%                   0            2001
Balanced Portfolio - Q/NQ




W&R Target Funds, Inc. -         10.223971           10.822462           5.85%                   0            2001
Bond Portfolio - Q/NQ




W&R Target Funds, Inc. -         10.216643            8.562283         -16.19%                   0            2001
Core Equity Portfolio -
Q/NQ




W&R Target Funds, Inc. -         10.119589            8.537676         -15.63%                   0            2001
Growth Portfolio - Q/NQ




W&R Target Funds, Inc. -         10.072322           10.831082           7.53%                   0            2001
High Income Portfolio -
Q/NQ




W&R Target Funds, Inc. -         10.145446            7.770582         -23.41%                   0            2001
International Portfolio
- Q/NQ




W&R Target Funds, Inc. -         10.136272           10.903376           7.57%                   0            2001
Limited-Term Bond
Portfolio - Q/NQ




W&R Target Funds, Inc. -         10.037793           10.241731           2.03%                   0            2001
Money Market Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



*The 7 day yield for W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2001 was -0.12%.



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -          9.699104            8.414529         -13.24%                   0            2001
Science and Technology
Portfolio - Q/NQ




W&R Target Funds, Inc. -         10.078146            9.734109          -3.41%                   0            2001
Small Cap Portfolio -
Q/NQ




W&R Target Funds, Inc. -         10.000000           10.099976           1.00%                   0            2001
Value Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------




The Waddell & Reed Target Funds, Inc. were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.


                                     OPTIONAL BENEFITS ELECTED (TOTAL 1.60%) (WADDELL & REED)
                        (VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

W&R Target Funds, Inc. -         10.376699            9.193065         -11.41%                   0            2001
Asset Strategy Portfolio
- Q/NQ




W&R Target Funds, Inc. -         10.235381            9.472364          -7.45%                   0            2001
Balanced Portfolio - Q/NQ




W&R Target Funds, Inc. -         10.223176           10.810574           5.75%                   0            2001
Bond Portfolio - Q/NQ




W&R Target Funds, Inc. -         10.215853            8.552871         -16.28%                   0            2001
Core Equity Portfolio -
Q/NQ




W&R Target Funds, Inc. -         10.118802            8.528287         -15.72%                   0            2001
Growth Portfolio - Q/NQ




W&R Target Funds, Inc. -         10.071541           10.819198           7.42%                   0            2001
High Income Portfolio -
Q/NQ




W&R Target Funds, Inc. -         10.144657            7.762028         -23.49%                   0            2001
International Portfolio
- Q/NQ




W&R Target Funds, Inc. -         10.135487           10.891410           7.46%                   0            2001
Limited-Term Bond
Portfolio - Q/NQ




W&R Target Funds, Inc. -         10.037013           10.230478           1.93%                   0            2001
Money Market Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------


*The 7 day yield for W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2001 was -0.22%.



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

W&R Target Funds, Inc. -          9.698352            8.405267         -13.33%                   0            2001
Science and Technology
Portfolio - Q/NQ




W&R Target Funds, Inc. -         10.077364            9.723384          -3.51%                   0            2001
Small Cap Portfolio -
Q/NQ




W&R Target Funds, Inc. -         10.000000           10.093129           0.93%                   0            2001
Value Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------


The Waddell & Reed Target Funds, Inc. were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.


                                     OPTIONAL BENEFITS ELECTED (TOTAL 1.65%) (WADDELL & REED)
                        (VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

W&R Target Funds, Inc. -         10.376296            9.188001         -11.45%                   0            2001
Asset Strategy Portfolio
- Q/NQ




W&R Target Funds, Inc. -         10.234981            9.467156          -7.50%                   0            2001
Balanced Portfolio - Q/NQ




W&R Target Funds, Inc. -         10.222778           10.804637           5.69%                   0            2001
Bond Portfolio - Q/NQ




W&R Target Funds, Inc. -         10.215459            8.548156         -16.32%                   0            2001
Core Equity Portfolio -
Q/NQ




W&R Target Funds, Inc. -         10.118412            8.523596         -15.76%                   0            2001
Growth Portfolio - Q/NQ




W&R Target Funds, Inc. -         10.071148           10.813239           7.37%                   0            2001
High Income Portfolio -
Q/NQ




W&R Target Funds, Inc. -         10.144267            7.757760         -23.53%                   0            2001
International Portfolio
- Q/NQ




W&R Target Funds, Inc. -         10.135094           10.885429           7.40%                   0            2001
Limited-Term Bond
Portfolio - Q/NQ




W&R Target Funds, Inc. -         10.036623           10.224856           1.88%                   0            2001
Money Market Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

*The 7 day yield for W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2001 was -0.27%.

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

W&R Target Funds, Inc. -          9.697972            8.400646         -13.38%                   0            2001
Science and Technology
Portfolio - Q/NQ




W&R Target Funds, Inc. -         10.076969            9.718031          -3.56%                   0            2001
Small Cap Portfolio -
Q/NQ




W&R Target Funds, Inc. -         10.000000           10.089696           0.90%                   0            2001
Value Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Waddell & Reed Target Funds, Inc. were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.


                                     OPTIONAL BENEFITS ELECTED (TOTAL 1.70%) (WADDELL & REED)
                        (VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

W&R Target Funds, Inc. -         10.375893            9.182946         -11.50%                   0            2001
Asset Strategy Portfolio
- Q/NQ




W&R Target Funds, Inc. -         10.234586            9.461947          -7.55%                   0            2001
Balanced Portfolio - Q/NQ




W&R Target Funds, Inc. -         10.222381           10.798693           5.64%                   0            2001
Bond Portfolio - Q/NQ




W&R Target Funds, Inc. -         10.215063            8.543459         -16.36%                   0            2001
Core Equity Portfolio -
Q/NQ




W&R Target Funds, Inc. -         10.118020            8.518902         -15.80%                   0            2001
Growth Portfolio - Q/NQ




W&R Target Funds, Inc. -         10.070760           10.807291           7.31%                   0            2001
High Income Portfolio -
Q/NQ




W&R Target Funds, Inc. -         10.143870            7.753477         -23.56%                   0            2001
International Portfolio
- Q/NQ




W&R Target Funds, Inc. -         10.134702           10.879451           7.35%                   0            2001
Limited-Term Bond
Portfolio - Q/NQ




W&R Target Funds, Inc. -         10.036232           10.219232           1.82%                   0            2001
Money Market Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



*The 7 day yield for W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2001 was -0.32%.

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -          9.697594            8.396010         -13.42%                   0            2001
Science and Technology
Portfolio - Q/NQ




W&R Target Funds, Inc. -         10.076578            9.712673          -3.61%                   0            2001
Small Cap Portfolio -
Q/NQ




W&R Target Funds, Inc. -         10.000000           10.086266           0.86%                   0            2001
Value Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Waddell & Reed Target Funds, Inc. were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.



                                     OPTIONAL BENEFITS ELECTED (TOTAL 1.75%) (WADDELL & REED)
                        (VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

W&R Target Funds, Inc. -         10.375491            9.177891         -11.54%                   0            2001
Asset Strategy Portfolio
- Q/NQ




W&R Target Funds, Inc. -         10.234189            9.456739          -7.60%                   0            2001
Balanced Portfolio - Q/NQ




W&R Target Funds, Inc. -         10.221984           10.792757           5.58%                   0            2001
Bond Portfolio - Q/NQ




W&R Target Funds, Inc. -         10.214664            8.538740         -16.41%                   0            2001
Core Equity Portfolio -
Q/NQ




W&R Target Funds, Inc. -         10.117627            8.514201         -15.85%                   0            2001
Growth Portfolio - Q/NQ




W&R Target Funds, Inc. -         10.070364           10.801340           7.26%                   0            2001
High Income Portfolio -
Q/NQ




W&R Target Funds, Inc. -         10.143475            7.749199         -23.60%                   0            2001
International Portfolio
- Q/NQ




W&R Target Funds, Inc. -         10.134308           10.873469           7.29%                   0            2001
Limited-Term Bond
Portfolio - Q/NQ




W&R Target Funds, Inc. -         10.035842           10.213606           1.77%                   0            2001
Money Market Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------


*The 7 day yield for W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2001 was -0.37%.

-----------------------    -----------------   ------------------  ------------------  ---------------- -----
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF        YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-----------------------    -----------------   ------------------  ------------------  ---------------- -----
W&R Target Funds, Inc. -    9.697219            8.391394         -13.47%                   0            2001
Science and Technology
Portfolio - Q/NQ

W&R Target Funds, Inc. -   10.076184            9.707317          -3.66%                   0            2001
Small Cap Portfolio -
Q/NQ

W&R Target Funds, Inc. -   10.000000           10.082827           0.83%                   0            2001
Value Portfolio - Q/NQ

The Waddell & Reed Target Funds, Inc. were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.


            OPTIONAL BENEFITS ELECTED (TOTAL 1.80%) (WADDELL & REED)
(VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

----------------------     -----------------   -----------------   -----------------   ---------         ----
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF         YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
----------------------     -----------------   -----------------   -----------------   ---------         ----
W&R Target Funds, Inc. -    10.375088            9.172845         -11.59%                   0            2001
Asset Strategy Portfolio
- Q/NQ

W&R Target Funds, Inc. -    10.233790            9.451524          -7.64%                   0            2001
Balanced Portfolio - Q/NQ

W&R Target Funds, Inc. -    10.221589           10.786820           5.53%                   0            2001
Bond Portfolio - Q/NQ

W&R Target Funds, Inc. -    10.214270            8.534039         -16.45%                   0            2001
Core Equity Portfolio -
Q/NQ

W&R Target Funds, Inc. -    10.117234            8.509507         -15.89%                   0            2001
Growth Portfolio - Q/NQ

W&R Target Funds, Inc. -    10.069972           10.795404           7.20%                   0            2001
High Income Portfolio -
Q/NQ

W&R Target Funds, Inc. -    10.143081            7.744924         -23.64%                   0            2001
International Portfolio
- Q/NQ

W&R Target Funds, Inc. -    10.133910           10.867472           7.24%                   0            2001
Limited-Term Bond
Portfolio - Q/NQ

W&R Target Funds, Inc. -    10.035451           10.207985           1.72%                   0            2001
Money Market Portfolio -
Q/NQ

* The 7 day yield for W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2001 was -0.42%.


----------------------     -----------------   -----------------   -----------------   ---------         ----
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF         YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
----------------------     -----------------   -----------------   -----------------   ---------         ----
W&R Target Funds, Inc. -     9.696839            8.386760         -13.51%                   0            2001
Science and Technology
Portfolio - Q/NQ

W&R Target Funds, Inc. -    10.075790            9.701957          -3.71%                   0            2001
Small Cap Portfolio -
Q/NQ

W&R Target Funds, Inc. -    10.000000           10.079400           0.79%                   0            2001
Value Portfolio - Q/NQ

The Waddell & Reed Target Funds, Inc. were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.



            OPTIONAL BENEFITS ELECTED (TOTAL 1.85%) (WADDELL & REED)
(VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

----------------------     -----------------   -----------------   -----------------   ---------        ----
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF        YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
----------------------     -----------------   -----------------   -----------------   ---------        ----
W&R Target Funds, Inc. -   10.374687            9.167790         -11.63%                   0            2001
Asset Strategy Portfolio
- Q/NQ

W&R Target Funds, Inc. -   10.233393            9.446317          -7.69%                   0            2001
Balanced Portfolio - Q/NQ

W&R Target Funds, Inc. -   10.221188           10.780876           5.48%                   0            2001
Bond Portfolio - Q/NQ

W&R Target Funds, Inc. -   10.213876            8.529332         -16.49%                   0            2001
Core Equity Portfolio -
Q/NQ

W&R Target Funds, Inc. -   10.116840            8.504809         -15.93%                   0            2001
Growth Portfolio - Q/NQ

W&R Target Funds, Inc. -   10.069584           10.789458           7.15%                   0            2001
High Income Portfolio -
Q/NQ

W&R Target Funds, Inc. -   10.142686            7.740655         -23.68%                   0            2001
International Portfolio
- Q/NQ

W&R Target Funds, Inc. -   10.133516           10.861491           7.18%                   0            2001
Limited-Term Bond
Portfolio - Q/NQ

W&R Target Funds, Inc. -   10.0.5060           10.202360           1.67%                   0            2001
Money Market Portfolio -
Q/NQ

* The 7 day yield for W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2001 was -0.47%.

----------------------     -----------------   -----------------   -----------------   ---------        ----
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF        YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
----------------------     -----------------   -----------------   -----------------   ---------        ----
W&R Target Funds, Inc. -    9.696462            8.382138         -13.55%                   0            2001
Science and Technology
Portfolio - Q/NQ

W&R Target Funds, Inc. -   10.075400            9.696613          -3.76%                   0            2001
Small Cap Portfolio -
Q/NQ

W&R Target Funds, Inc. -   10.000000           10.075958           0.76%                   0            2001
Value Portfolio - Q/NQ

The Waddell & Reed Target Funds, Inc. were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.


            OPTIONAL BENEFITS ELECTED (TOTAL 1.90%) (WADDELL & REED)
(VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

----------------------     -----------------   -----------------   -----------------   ---------        ----
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF        YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
----------------------     -----------------   -----------------   -----------------   ---------        ----
W&R Target Funds, Inc. -   10.374284            9.162734         -11.68%                   0            2001
Asset Strategy Portfolio
- Q/NQ

W&R Target Funds, Inc. -   10.232994            9.441109          -7.74%                   0            2001
Balanced Portfolio - Q/NQ

W&R Target Funds, Inc. -   10.220790           10.774936           5.42%                   0            2001
Bond Portfolio - Q/NQ

W&R Target Funds, Inc. -   10.213477            8.524624         -16.54%                   0            2001
Core Equity Portfolio -
Q/NQ

W&R Target Funds, Inc. -   10.116447            8.500123         -15.98%                   0            2001
Growth Portfolio - Q/NQ

W&R Target Funds, Inc. -   10.069190           10.783508           7.09%                   0            2001
High Income Portfolio -
Q/NQ

W&R Target Funds, Inc. -   10.142291            7.736379         -23.72%                   0            2001
International Portfolio
- Q/NQ

W&R Target Funds, Inc. -   10.133123           10.855504           7.13%                   0            2001
Limited-Term Bond
Portfolio - Q/NQ

W&R Target Funds, Inc. -   10.034669           10.196739           1.62%                   0            2001
Money Market Portfolio -
Q/NQ

* The 7 day yield for W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2001 was -0.52%.


----------------------     -----------------   -----------------   -----------------   ---------         ----
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF         YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
----------------------     -----------------   -----------------   -----------------   ---------         ----
W&R Target Funds, Inc. -    9.696083            8.377507         -13.60%                   0            2001
Science and Technology
Portfolio - Q/NQ

W&R Target Funds, Inc. -   10.075004            9.691246          -3.81%                   0            2001
Small Cap Portfolio -
Q/NQ

W&R Target Funds, Inc. -   10.000000           10.072534           0.73%                   0            2001
Value Portfolio - Q/NQ

The Waddell & Reed Target Funds, Inc. were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.


            OPTIONAL BENEFITS ELECTED (TOTAL 2.05%) (WADDELL & REED)
(VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

----------------------     -----------------   -----------------   -----------------   ---------        ----
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF        YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
----------------------     -----------------   -----------------   -----------------   ---------        ----
W&R Target Funds, Inc. -   10.000000            8.971203         -10.29%                   0            2001
Asset Strategy Portfolio
- Q/NQ

W&R Target Funds, Inc. -   10.000000            9.282101          -7.18%                   0            2001
Balanced Portfolio - Q/NQ

W&R Target Funds, Inc. -   10.000000           10.436920           4.37%                   0            2001
Bond Portfolio - Q/NQ

W&R Target Funds, Inc. -   10.000000            8.545186         -14.55%                   0            2001
Core Equity Portfolio -
Q/NQ

W&R Target Funds, Inc. -   10.000000            8.709436         -12.91%                   0            2001
Growth Portfolio - Q/NQ

W&R Target Funds, Inc. -   10.000000           10.684536           6.85%                   0            2001
High Income Portfolio -
Q/NQ

W&R Target Funds, Inc. -   10.000000            7.643699         -23.56%                   0            2001
International Portfolio
- Q/NQ

W&R Target Funds, Inc. -   10.000000           10.650594           6.51%                   0            2001
Limited-Term Bond
Portfolio - Q/NQ

W&R Target Funds, Inc. -   10.000000           10.145885           1.46%                   0            2001
Money Market Portfolio -
Q/NQ

* The 7 day yield for W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2001 was -0.67%.

----------------------     -----------------   -----------------   -----------------   ---------        ----
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF        YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
----------------------     -----------------   -----------------   -----------------   ---------        ----
W&R Target Funds, Inc. -   10.000000            9.097725          -9.02%                   0            2001
Science and Technology
Portfolio - Q/NQ

W&R Target Funds, Inc. -   10.000000           10.046885           0.47%                   0            2001
Small Cap Portfolio -
Q/NQ

W&R Target Funds, Inc. -   10.000000           10.062235           0.62%                   0            2001
Value Portfolio - Q/NQ

The Waddell & Reed Target Funds, Inc. were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.


            OPTIONAL BENEFITS ELECTED (TOTAL 2.10%) (WADDELL & REED)
(VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

----------------------     -----------------   -----------------   -----------------   ---------        ----
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF        YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
----------------------     -----------------   -----------------   -----------------   ---------        ----
W&R Target Funds, Inc. -   10.000000            8.966650         -10.33%                   0            2001
Asset Strategy Portfolio
- Q/NQ

W&R Target Funds, Inc. -   10.000000            9.277394          -7.23%                   0            2001
Balanced Portfolio - Q/NQ

W&R Target Funds, Inc. -   10.000000           10.431636           4.32%                   0            2001
Bond Portfolio - Q/NQ

W&R Target Funds, Inc. -   10.000000            8.540852         -14.59%                   0            2001
Core Equity Portfolio -
Q/NQ

W&R Target Funds, Inc. -   10.000000            8.705008         -12.95%                   0            2001
Growth Portfolio - Q/NQ

W&R Target Funds, Inc. -   10.000000           10.679110           6.79%                   0            2001
High Income Portfolio -
Q/NQ

W&R Target Funds, Inc. -   10.000000            7.639805         -23.60%                   0            2001
International Portfolio
- Q/NQ

W&R Target Funds, Inc. -   10.000000           10.645184           6.45%                   0            2001
Limited-Term Bond
Portfolio - Q/NQ

W&R Target Funds, Inc. -   10.000000           10.140679           1.41%                   0            2001
Money Market Portfolio -
Q/NQ

* The 7 day yield for W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2001 was -0.72%.



----------------------     -----------------   -----------------   -----------------   ---------        ----
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF        YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
----------------------     -----------------   -----------------   -----------------   ---------        ----
W&R Target Funds, Inc. -   10.000000            9.093108          -9.07%                   0            2001
Science and Technology
Portfolio - Q/NQ

W&R Target Funds, Inc. -   10.000000           10.041791           0.42%                   0            2001
Small Cap Portfolio -
Q/NQ

W&R Target Funds, Inc. -   10.000000           10.058797           0.59%                   0            2001
Value Portfolio - Q/NQ

The Waddell & Reed Target Funds, Inc. were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.


                      OPTIONAL BENEFITS ELECTED (TOTAL 2.25%) (WADDELL & REED)
        (VARIABLE ACCOUNT CHARGES OF 2.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

----------------------     -----------------   -----------------   -----------------   ---------        ----
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF        YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
----------------------     -----------------   -----------------   -----------------   ---------        ----
W&R Target Funds, Inc. -   10.000000            8.952983                  -10.47%          0            2001
Asset Strategy Portfolio
- Q/NQ

W&R Target Funds, Inc. -   10.000000            9.263248                   -7.37%          0            2001
Balanced Portfolio - Q/NQ

W&R Target Funds, Inc. -   10.000000           10.415736                    4.16%          0            2001
Bond Portfolio - Q/NQ

W&R Target Funds, Inc. -   10.000000            8.527815                  -14.72%          0            2001
Core Equity Portfolio -
Q/NQ

W&R Target Funds, Inc. -   10.000000            8.691720                  -13.08%          0            2001
Growth Portfolio - Q/NQ

W&R Target Funds, Inc. -   10.000000           10.662840                    6.63%          0            2001
High Income Portfolio -
Q/NQ

W&R Target Funds, Inc. -   10.000000            7.628143                  -23.72%          0            2001
International Portfolio
- Q/NQ

W&R Target Funds, Inc. -   10.000000           10.628974                    6.29%          0            2001
Limited-Term Bond
Portfolio - Q/NQ

W&R Target Funds, Inc. -   10.000000           10.125055                    1.25%          0            2001
Money Market Portfolio -
Q/NQ

* The 7 day yield for W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2001 was -0.87%.


----------------------     -----------------   -----------------   -----------------   ---------        ----
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF        YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
----------------------     -----------------   -----------------   -----------------   ---------        ----
W&R Target Funds, Inc. -   10.000000            9.079226          -9.21%                   0            2001
Science and Technology
Portfolio - Q/NQ

W&R Target Funds, Inc. -   10.000000           10.026451           0.26%                   0            2001
Small Cap Portfolio -
Q/NQ

W&R Target Funds, Inc. -   10.000000           10.048486           0.48%                   0            2001
Value Portfolio - Q/NQ

The Waddell & Reed Target Funds, Inc. were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.


                      OPTIONAL BENEFITS ELECTED (TOTAL 2.30%) (WADDELL & REED)
        (VARIABLE ACCOUNT CHARGES OF 2.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

----------------------     -----------------   -----------------   -----------------   ---------        ----
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF        YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
----------------------     -----------------   -----------------   -----------------   ---------        ----
W&R Target Funds, Inc. -   10.000000            8.948431         -10.52%                   0            2001
Asset Strategy Portfolio
- Q/NQ

W&R Target Funds, Inc. -   10.000000            9.258525          -7.41%                   0            2001
Balanced Portfolio - Q/NQ

W&R Target Funds, Inc. -   10.000000           10.410447           4.10%                   0            2001
Bond Portfolio - Q/NQ

W&R Target Funds, Inc. -   10.000000            8.523473         -14.77%                   0            2001
Core Equity Portfolio -
Q/NQ

W&R Target Funds, Inc. -   10.000000            8.687295         -13.13%                   0            2001
Growth Portfolio - Q/NQ

W&R Target Funds, Inc. -   10.000000           10.657423           6.57%                   0            2001
High Income Portfolio -
Q/NQ

W&R Target Funds, Inc. -   10.000000            7.624254         -23.76%                   0            2001
International Portfolio
- Q/NQ

W&R Target Funds, Inc. -   10.000000           10.623567           6.24%                   0            2001
Limited-Term Bond
Portfolio - Q/NQ

W&R Target Funds, Inc. -   10.000000           10.119849           1.20%                   0            2001
Money Market Portfolio -
Q/NQ

* The 7 day yield for W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2001 was -0.92%.

----------------------     -----------------   -----------------   -----------------   -----------------        ----
 UNDERLYING MUTUAL FUND    ACCUMULATION        ACCUMULATION        PERCENT CHANGE      NUMBER OF                YEAR
                           UNIT VALUE AT       UNIT VALUE AT       IN ACCUMULATION     ACCUMULATION
                           BEGINNING OF        END OF              UNIT                UNITS AT END
                           PERIOD              PERIOD              VALUE               OF PERIOD
----------------------     -----------------   -----------------   -----------------   -----------------        ----
W&R Target Funds, Inc. -   10.000000            9.074599          -9.25%                   0                    2001
Science and Technology
Portfolio - Q/NQ

W&R Target Funds, Inc. -   10.000000           10.021339           0.21%                   0                    2001
Small Cap Portfolio -
Q/NQ

W&R Target Funds, Inc. -   10.000000           10.045053           0.45%                   0                    2001
Value Portfolio - Q/NQ

The Waddell & Reed Target Funds, Inc. were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.

                          Independent Auditors' Report


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-9:


     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2001, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.



KPMG LLP
Columbus, Ohio
February 20, 2002

                         NATIONWIDE VARIABLE ACCOUNT-9
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 2001

ASSETS:
    Investments at fair value:

       American Century VP - American Century VP Income & Growth (ACVPIncGr)
           37,794,015 shares (cost $268,915,510) ........................................................$    244,149,337

       American Century VP - American Century VP International (ACVPInt)
           32,727,551 shares (cost $212,572,031) ........................................................     215,674,561

       American Century VP - American Century VP Value (ACVPValue)
           42,393,213 shares (cost $293,936,879) ........................................................     315,405,505

       Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSWPGPV)
           882,156 shares (cost $8,453,189) .............................................................       8,574,556

       Credit Suisse Trust - International Equity Portfolio (CSWPIntEq)
           1,862,716 shares (cost $15,327,661) ..........................................................      15,535,051

       Credit Suisse Trust - Large Cap Value Portfolio (CSWPVal)
           1,706,929 shares (cost $20,561,381) ..........................................................      21,865,760

       Dreyfus IP - European Equity Portfolio (DryEuroEq)
           1,448,907 shares (cost $15,206,368) ..........................................................      15,488,816

       The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
           8,154,611 shares (cost $294,467,313) .........................................................     217,483,475

       Dreyfus Stock Index Fund (DryStkIx)
           40,350,910 shares (cost $1,390,980,594) ......................................................   1,184,702,718

       Dreyfus VIF - Appreciation Portfolio (DryAp)
           5,108,167 shares (cost $192,859,708) .........................................................     178,683,682

       Federated IS - Federated Quality Bond Fund II (FISFedQual)
           20,640,838 shares (cost $225,997,434) ........................................................     232,622,244

       Fidelity(R) VIP - Equity-Income Portfolio: Service Class (FidVIPEIS)
           29,390,146 shares (cost $704,341,995) ........................................................     666,274,610

       Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS)
           26,693,236 shares (cost $1,222,546,507) ......................................................     893,689,541

       Fidelity(R) VIP - High Income Portfolio: Service Class (FidVIPHIS)
           28,237,807 shares (cost $205,944,755) ........................................................     180,157,209

       Fidelity(R) VIP - Overseas Portfolio: Service Class (FidVIPOvS)
           7,766,082 shares (cost $106,362,258) .........................................................     107,404,914

       Fidelity(R) VIP II - Contrafund Portfolio: Service Class (FidVIPConS)
           27,508,618 shares (cost $669,816,759) ........................................................     551,822,877

       Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class (FidVIPGrOpS)
           9,017,540 shares (cost $186,916,740) .........................................................     136,255,029

       First Horizon Capital Appreciation Portfolio (FHCapAp)
           50,760 shares (cost $507,254) ................................................................         553,284

       First Horizon Growth & Income Portfolio (FHGrInc)
           61,264 shares (cost $608,906) ................................................................         616,316

       Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
           16,151,283 shares (cost $435,935,982) ........................................................     332,231,891

       Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
           36,830,812 shares (cost $186,259,573) ........................................................     150,269,713

       Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
           10,478,224 shares (cost $236,250,664) ........................................................     244,142,619

       Nationwide(R) SAT - Capital Appreciation Fund Class I (NSATCapAp)
           13,162,950 shares (cost $203,984,690) ........................................................     138,869,123

       Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I (NSATMidCapIx)
           12,392,255 shares (cost $164,364,527) ........................................................     163,205,998

       Nationwide(R) SAT - Federated Equity Income Fund Class I (NSATEqInc)
           4,419,207 shares (cost $55,840,165) ..........................................................      45,871,369

       Nationwide(R) SAT - Federated High Income Bond Fund Class I (NSATHIncBd)
           12,851,509 shares (cost $103,290,278) ........................................................      95,615,227

       Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I (NSATEmMkt)
           753,928 shares (cost $5,112,595) .............................................................       5,337,810

       Nationwide(R) SAT -
       Gartmore Global Technology & Communications Fund Class I (NSATGlobTC)
         2,168,414 shares (cost $9,847,532) .............................................................       9,129,023

       Nationwide(R) SAT - Gartmore International Growth Fund Class I (NSATIntGr)
           258,309 shares (cost $1,556,185) .............................................................       1,586,017

       Nationwide(R) SAT - Government Bond Fund Class I (NSATGvtBd)
           52,827,917 shares (cost $609,785,055) ........................................................     615,973,512

       Nationwide(R) SAT - J.P. Morgan NSAT Balanced Fund Class I (NSATBal)
           14,404,813 shares (cost $146,761,972) ........................................................     135,405,242

       Nationwide(R) SAT - MAS NSAT Multi Sector Bond Fund Class I (NSATMSecBd)
           13,410,309 shares (cost $124,477,687) ........................................................     122,570,224

       Nationwide(R) SAT - Money Market Fund Class I (NSATMyMkt)
           1,319,037,617 shares (cost $1,319,037,617) ...................................................   1,319,037,617

       Nationwide(R) SAT - Nationwide(R) Global 50 Fund Class I (NSATGlob50)
           3,816,827 shares (cost $34,589,320) ..........................................................      35,420,155

       Nationwide(R) SAT - Nationwide(R) Small Cap Growth Fund Class I (NSATSmCapG)
           7,201,212 shares (cost $106,348,822) .........................................................     104,273,550

       Nationwide(R) SAT - Nationwide(R) Small Cap Value Fund Class I (NSATSmCapV)
           37,034,652 shares (cost $390,256,321) ........................................................     383,678,995

       Nationwide(R) SAT - Nationwide(R) Small Company Fund Class I (NSATSmCo)
           14,206,119 shares (cost $257,621,807) ........................................................     264,802,058

       Nationwide(R) SAT - Nationwide(R) Strategic Value Fund Class I (NSATStrVal)
           1,946,550 shares (cost $19,242,087) ..........................................................      18,784,208

       Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I (NSATStMCap)
           10,684,370 shares (cost $159,805,900) ........................................................     123,831,848

                                                                                                               (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED


       Nationwide(R) SAT - Total Return Fund Class I (NSATTotRe)
           52,221,668 shares (cost $786,512,883) ........................................................     516,472,297

       Nationwide(R) SAT - Turner Growth Focus Fund Class I (NSATGrFoc)
           1,981,783 shares (cost $7,095,335) ...........................................................       7,213,690

       Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
           8,232,696 shares (cost $125,909,617) .........................................................     120,526,669

       Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
           14,709,607 shares (cost $252,396,571) ........................................................     249,180,743

       Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
           7,907,632 shares (cost $122,551,812) .........................................................     119,405,243

       Oppenheimer Aggressive Growth Fund/VA (OppAggGro)
           6,813,925 shares (cost $285,483,589) .........................................................     277,463,026

       Oppenheimer Capital Appreciation Fund/VA (OppCapAp)
           13,525,796 shares (cost $598,669,794) ........................................................     494,773,618

       Oppenheimer Global Securities Fund/VA (OppGlSec)
           6,339,518 shares (cost $142,446,750) .........................................................     144,794,591

       Oppenheimer Main Street Growth & Income Fund/VA (OppMSGrInc)
           20,347,563 shares (cost $447,359,242) ........................................................     386,400,221

       Strong Opportunity Fund II, Inc. (StOpp2)
           8,415,060 shares (cost $186,597,413) .........................................................     163,672,917

       UIF - Emerging Markets Debt Portfolio (UIFEmMkt)
           2,894,499 shares (cost $20,857,294) ..........................................................      20,087,823

       UIF - Mid Cap Growth Portfolio (UIFMidCapG)
           1,724,602 shares (cost $16,300,015) ..........................................................      15,055,775

       UIF - U.S. Real Estate Portfolio (UIFUSRE)
           8,407,063 shares (cost $101,989,395) .........................................................     101,557,321

       Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
           5,385,649 shares (cost $41,860,990) ..........................................................      43,839,183

       Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
           1,028,849 shares (cost $10,502,906) ..........................................................      10,998,396

       Victory VIF - Diversified Stock Fund Class A Shares (VVIFDStk)
           1,982,878 shares (cost $19,654,227) ..........................................................      19,491,691

       Victory VIF - Investment Quality Bond Fund Class A Shares (VVIFInvQBd)
           224,903 shares (cost $2,246,022) .............................................................       2,325,497

       Victory VIF - Small Company Opportunity Fund Class A Shares (VVIFSmCoOpp)
           239,165 shares (cost $2,494,096) .............................................................       2,664,298

       W & R Target Funds - Asset Strategy Portfolio (WRAsStrat)
           7,074,950 shares (cost $45,992,241) ..........................................................      43,897,235

       W & R Target Funds - Balanced Portfolio (WRBal)
           6,852,924 shares (cost $47,948,472) ..........................................................      46,068,096

       W & R Target Funds - Bond Portfolio (WRBnd)
           10,253,937 shares (cost $56,100,649) .........................................................      54,976,483

       W & R Target Funds - Core Equity Portfolio (WRCoreEq)
           17,570,005 shares (cost $186,431,383) ........................................................     182,039,308

       W & R Target Funds - Growth Portfolio (WRGrowth)
           20,559,677 shares (cost $176,690,360) ........................................................     172,542,977

       W & R Target Funds - High Income Portfolio (WRHIP)
           9,091,873 shares (cost $32,299,149) ..........................................................      30,240,479

       W & R Target Funds - International Portfolio (WRInt)
           5,182,723 shares (cost $33,903,645) ..........................................................      30,337,587

       W & R Target Funds - Limited-Term Bond Portfolio (WRLBP)
           973,337 shares (cost $5,366,438) .............................................................       5,298,555

       W & R Target Funds - Money Market Portfolio (WRMMP)
           32,225,099 shares (cost $32,225,099) .........................................................      32,225,099

       W & R Target Funds - Science & Technology Portfolio (WRSciTech)
           3,859,193 shares (cost $46,684,743) ..........................................................      48,211,740

       W & R Target Funds - Small Cap Portfolio (WRSmCap)
           9,507,082 shares (cost $72,169,476) ..........................................................      75,837,993

       W & R Target Funds - Value Portfolio (WRVP)
           7,195,885 shares (cost $35,753,098) ..........................................................      36,565,890
                                                                                                           --------------

              Total investments .........................................................................  12,951,160,125

    Accounts receivable .................................................................................         -
                                                                                                           --------------

              Total assets ..............................................................................  12,951,160,125

ACCOUNTS PAYABLE ........................................................................................       2,885,333
                                                                                                           --------------

CONTRACT OWNERS' EQUITY (NOTE 4) ........................................................................$ 12,948,274,792
                                                                                                           ==============


See accompanying notes to financial statements.

================================================================================

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

                                                                               TOTAL            ACVPINCGR             ACVPINT
                                                                         ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
        Reinvested dividends .........................................   $    178,321,238           1,990,609             224,680
        Mortality and expense risk charges (note 2) ..................       (133,573,187)         (2,631,101)         (2,994,019)
                                                                         ----------------    ----------------    ----------------
                 Net investment activity .............................         44,748,051            (640,492)         (2,769,339)
                                                                         ----------------    ----------------    ----------------

        Proceeds from mutual funds shares sold .......................     20,179,623,259          83,698,784       2,568,027,710
        Cost of mutual fund shares sold ..............................    (21,576,278,880)        (85,560,409)     (2,671,701,132)
                                                                         ----------------    ----------------    ----------------
                 Realized gain (loss) on investments .................     (1,396,655,621)         (1,861,625)       (103,673,422)
        Change in unrealized gain (loss)
                 on investments ......................................       (467,035,414)        (21,562,961)         (2,743,438)
                                                                         ----------------    ----------------    ----------------
                 Net gain (loss) on investments ......................     (1,863,691,035)        (23,424,586)       (106,416,860)
                                                                         ----------------    ----------------    ----------------
        Reinvested capital gains .....................................        328,794,805                   -          24,807,708
                                                                         ----------------    ----------------    ----------------
                     Net increase (decrease) in contract owners'
                             equity resulting from operations ........   $ (1,490,148,179)        (24,065,078)        (84,378,491)
                                                                         ================    ================    ================


                                                                            DRYEUROEQ            DRYSRGRO            DRYSTKIX
                                                                         ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
        Reinvested dividends .........................................   $        131,045             156,026          13,172,622
        Mortality and expense risk charges (note 2) ..................           (229,828)         (2,761,908)        (13,089,553)
                                                                         ----------------    ----------------    ----------------
                 Net investment activity .............................            (98,783)         (2,605,882)             83,069
                                                                         ----------------    ----------------    ----------------

        Proceeds from mutual funds shares sold .......................        171,498,954          39,411,217         142,414,508
        Cost of mutual fund shares sold ..............................       (176,660,788)        (42,705,363)       (142,183,100)
                                                                         ----------------    ----------------    ----------------
                 Realized gain (loss) on investments .................         (5,161,834)         (3,294,146)            231,408
        Change in unrealized gain (loss)
                 on investments ......................................           (113,878)        (64,933,738)       (181,721,280)
                                                                         ----------------    ----------------    ----------------
                 Net gain (loss) on investments ......................         (5,275,712)        (68,227,884)       (181,489,872)
                                                                         ----------------    ----------------    ----------------
        Reinvested capital gains .....................................                  -                   -           6,237,021
                                                                         ----------------    ----------------    ----------------
                     Net increase (decrease) in contract owners'
                             equity resulting from operations ........   $     (5,374,495)        (70,833,766)       (175,169,782)
                                                                         ================    ================    ================


                                                                            ACVPVALUE            CSWPGPV            CSWPINTEQ
                                                                         ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
        Reinvested dividends .........................................          1,391,279                   -                   -
        Mortality and expense risk charges (note 2) ..................         (2,328,185)           (105,703)           (205,466)
                                                                         ----------------    ----------------    ----------------
                 Net investment activity .............................           (936,906)           (105,703)           (205,466)
                                                                         ----------------    ----------------    ----------------

        Proceeds from mutual funds shares sold .......................         99,845,168          18,970,879         271,413,292
        Cost of mutual fund shares sold ..............................        (86,625,074)        (29,022,514)       (278,024,152)
                                                                         ----------------    ----------------    ----------------
                 Realized gain (loss) on investments .................         13,220,094         (10,051,635)         (6,610,860)
        Change in unrealized gain (loss)
                 on investments ......................................         10,454,365           6,061,340           2,924,998
                                                                         ----------------    ----------------    ----------------
                 Net gain (loss) on investments ......................         23,674,459          (3,990,295)         (3,685,862)
                                                                         ----------------    ----------------    ----------------
        Reinvested capital gains .....................................                  -                   -                   -
                                                                         ----------------    ----------------    ----------------
                     Net increase (decrease) in contract owners'
                             equity resulting from operations ........         22,737,553          (4,095,998)         (3,891,328)
                                                                         ================    ================    ================


                                                                               DRYAP            FISFEDQUAL          FIDVIPEIS
                                                                         ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
        Reinvested dividends .........................................          1,528,768           2,316,338           8,279,793
        Mortality and expense risk charges (note 2) ..................         (1,891,805)         (1,750,449)         (6,485,298)
                                                                         ----------------    ----------------    ----------------
                 Net investment activity .............................           (363,037)            565,889           1,794,495
                                                                         ----------------    ----------------    ----------------

        Proceeds from mutual funds shares sold .......................         32,286,002          27,024,611          39,966,053
        Cost of mutual fund shares sold ..............................        (31,441,127)        (23,900,083)        (44,899,663)
                                                                         ----------------    ----------------    ----------------
                 Realized gain (loss) on investments .................            844,875           3,124,528          (4,933,610)
        Change in unrealized gain (loss)
                 on investments ......................................        (19,950,694)          3,032,816         (58,178,673)
                                                                         ----------------    ----------------    ----------------
                 Net gain (loss) on investments ......................        (19,105,819)          6,157,344         (63,112,283)
                                                                         ----------------    ----------------    ----------------
        Reinvested capital gains .....................................                  -             234,904          24,425,390
                                                                         ----------------    ----------------    ----------------
                     Net increase (decrease) in contract owners'
                             equity resulting from operations ........        (19,468,856)          6,958,137         (36,892,398)
                                                                         ================    ================    ================


                                                                             CSWPVAL               DNIX
                                                                         ----------------    ----------------
INVESTMENT ACTIVITY:
        Reinvested dividends .........................................                  -                   -
        Mortality and expense risk charges (note 2) ..................           (228,262)           (560,028)
                                                                         ----------------    ----------------
                 Net investment activity .............................           (228,262)           (560,028)
                                                                         ----------------    ----------------

        Proceeds from mutual funds shares sold .......................          4,652,976         255,776,448
        Cost of mutual fund shares sold ..............................         (4,677,311)       (211,000,155)
                                                                         ----------------    ----------------
                 Realized gain (loss) on investments .................            (24,335)         44,776,293
        Change in unrealized gain (loss)
                 on investments ......................................            103,197                   -
                                                                         ----------------    ----------------
                 Net gain (loss) on investments ......................             78,862          44,776,293
                                                                         ----------------    ----------------
        Reinvested capital gains .....................................                  -                   -
                                                                         ----------------    ----------------
                     Net increase (decrease) in contract owners'
                             equity resulting from operations ........           (149,400)         44,216,265
                                                                         ================    ================


                                                                             FIDVIPGRS           FIDVIPHIS
                                                                         ----------------    ----------------
INVESTMENT ACTIVITY:
        Reinvested dividends .........................................                  -          23,195,147
        Mortality and expense risk charges (note 2) ..................        (10,516,226)         (2,036,743)
                                                                         ----------------    ----------------
                 Net investment activity .............................        (10,516,226)         21,158,404
                                                                         ----------------    ----------------

        Proceeds from mutual funds shares sold .......................        168,212,896         134,730,027
        Cost of mutual fund shares sold ..............................       (210,228,086)       (201,305,749)
                                                                         ----------------    ----------------
                 Realized gain (loss) on investments .................        (42,015,190)        (66,575,722)
        Change in unrealized gain (loss)
                 on investments ......................................       (220,107,096)         20,368,597
                                                                         ----------------    ----------------
                 Net gain (loss) on investments ......................       (262,122,286)        (46,207,125)
                                                                         ----------------    ----------------
        Reinvested capital gains .....................................         68,833,430                   -
                                                                         ----------------    ----------------
                     Net increase (decrease) in contract owners'
                             equity resulting from operations ........       (203,805,082)        (25,048,721)
                                                                         ================    ================

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2001

                                                                            FIDVIPOVS          FIDVIPCONS         FIDVIPGROPS
                                                                         ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
        Reinvested dividends .........................................   $     6,496,383          3,913,669            398,681
        Mortality and expense risk charges (note 2) ..................        (1,425,861)        (6,155,644)        (1,601,797)
                                                                         ---------------    ---------------    ---------------
                 Net investment activity .............................         5,070,522         (2,241,975)        (1,203,116)
                                                                         ---------------    ---------------    ---------------

        Proceeds from mutual funds shares sold .......................     1,894,152,474         52,667,239         38,433,282
        Cost of mutual fund shares sold ..............................    (1,932,849,285)       (57,387,464)       (52,962,021)
                                                                         ---------------    ---------------    ---------------
                 Realized gain (loss) on investments .................       (38,696,811)        (4,720,225)       (14,528,739)
        Change in unrealized gain (loss)
                 on investments ......................................         1,567,777        (92,253,027)       (11,480,505)
                                                                         ---------------    ---------------    ---------------
                 Net gain (loss) on investments ......................       (37,129,034)       (96,973,252)       (26,009,244)
                                                                         ---------------    ---------------    ---------------
        Reinvested capital gains .....................................        10,380,090         15,654,677                  -
                                                                         ---------------    ---------------    ---------------
                     Net increase (decrease) in contract owners'
                             equity resulting from operations ........   $   (21,678,422)       (83,560,550)       (27,212,360)
                                                                         ===============    ===============    ===============


                                                                            NSATCAPAP        NSATMIDCAPIX         NSATEQINC
                                                                         ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
        Reinvested dividends .........................................   $             -            621,869            657,777
        Mortality and expense risk charges (note 2) ..................        (1,725,129)        (1,368,941)          (545,001)
                                                                         ---------------    ---------------    ---------------
                 Net investment activity .............................        (1,725,129)          (747,072)           112,776
                                                                         ---------------    ---------------    ---------------

        Proceeds from mutual funds shares sold .......................       100,133,069         47,448,223          7,064,515
        Cost of mutual fund shares sold ..............................      (239,637,553)       (49,737,258)        (7,017,756)
                                                                         ---------------    ---------------    ---------------
                 Realized gain (loss) on investments .................      (139,504,484)        (2,289,035)            46,759
        Change in unrealized gain (loss)
                 on investments ......................................        73,978,880           (783,741)        (7,089,737)
                                                                         ---------------    ---------------    ---------------
                 Net gain (loss) on investments ......................       (65,525,604)        (3,072,776)        (7,042,978)
                                                                         ---------------    ---------------    ---------------
        Reinvested capital gains .....................................                 -          1,294,120                  -
                                                                         ---------------    ---------------    ---------------
                     Net increase (decrease) in contract owners'
                             equity resulting from operations ........   $   (67,250,733)        (2,525,728)        (6,930,202)
                                                                         ===============    ===============    ===============


                                                                             FHCAPAP            FHGRINC           JANCAPAP
                                                                         ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
        Reinvested dividends .........................................                 -                455          3,099,500
        Mortality and expense risk charges (note 2) ..................               (20)              (201)        (4,433,191)
                                                                         ---------------    ---------------    ---------------
                 Net investment activity .............................               (20)               254         (1,333,691)
                                                                         ---------------    ---------------    ---------------

        Proceeds from mutual funds shares sold .......................                20                109        130,483,050
        Cost of mutual fund shares sold ..............................               (19)              (106)      (200,436,592)
                                                                         ---------------    ---------------    ---------------
                 Realized gain (loss) on investments .................                 1                  3        (69,953,542)
        Change in unrealized gain (loss)
                 on investments ......................................            46,031              7,405        (27,326,959)
                                                                         ---------------    ---------------    ---------------
                 Net gain (loss) on investments ......................            46,032              7,408        (97,280,501)
                                                                         ---------------    ---------------    ---------------
        Reinvested capital gains .....................................                 -                  -                  -
                                                                         ---------------    ---------------    ---------------
                     Net increase (decrease) in contract owners'
                             equity resulting from operations ........            46,012              7,662        (98,614,192)
                                                                         ===============    ===============    ===============


                                                                            NSATHINCBD         NSATEMMKT         NSATGLOBTC
                                                                         ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
        Reinvested dividends .........................................         7,595,990             12,856                  -
        Mortality and expense risk charges (note 2) ..................          (847,510)           (25,826)           (78,573)
                                                                         ---------------    ---------------    ---------------
                 Net investment activity .............................         6,748,480            (12,970)           (78,573)
                                                                         ---------------    ---------------    ---------------

        Proceeds from mutual funds shares sold .......................        35,612,600         15,537,221         10,424,784
        Cost of mutual fund shares sold ..............................       (45,504,059)       (15,799,856)       (14,320,033)
                                                                         ---------------    ---------------    ---------------
                 Realized gain (loss) on investments .................        (9,891,459)          (262,635)        (3,895,249)
        Change in unrealized gain (loss)
                 on investments ......................................         4,414,829            224,888            641,527
                                                                         ---------------    ---------------    ---------------
                 Net gain (loss) on investments ......................        (5,476,630)           (37,747)        (3,253,722)
                                                                         ---------------    ---------------    ---------------
        Reinvested capital gains .....................................                 -                  -                  -
                                                                         ---------------    ---------------    ---------------
                     Net increase (decrease) in contract owners'
                             equity resulting from operations ........         1,271,850            (50,717)        (3,332,295)
                                                                         ===============    ===============    ===============


                                                                            JANGLTECH          JANINTGRO
                                                                         ---------------    ---------------
INVESTMENT ACTIVITY:
        Reinvested dividends .........................................         1,106,027          1,836,237
        Mortality and expense risk charges (note 2) ..................        (2,102,774)        (3,265,403)
                                                                         ---------------    ---------------
                 Net investment activity .............................          (996,747)        (1,429,166)
                                                                         ---------------    ---------------

        Proceeds from mutual funds shares sold .......................       133,246,333      1,059,078,182
        Cost of mutual fund shares sold ..............................      (298,765,984)    (1,159,681,604)
                                                                         ---------------    ---------------
                 Realized gain (loss) on investments .................      (165,519,651)      (100,603,422)
        Change in unrealized gain (loss)
                 on investments ......................................        74,908,464         30,634,407
                                                                         ---------------    ---------------
                 Net gain (loss) on investments ......................       (90,611,187)       (69,969,015)
                                                                         ---------------    ---------------
        Reinvested capital gains .....................................                 -                  -
                                                                         ---------------    ---------------
                     Net increase (decrease) in contract owners'
                             equity resulting from operations ........       (91,607,934)       (71,398,181)
                                                                         ===============    ===============


                                                                            NSATINTGR           NSATGVTBD
                                                                         ---------------    ---------------
INVESTMENT ACTIVITY:
        Reinvested dividends .........................................             2,451         25,529,346
        Mortality and expense risk charges (note 2) ..................           (17,297)        (5,360,493)
                                                                         ---------------    ---------------
                 Net investment activity .............................           (14,846)        20,168,853
                                                                         ---------------    ---------------

        Proceeds from mutual funds shares sold .......................        58,236,722        166,723,607
        Cost of mutual fund shares sold ..............................       (58,161,558)      (164,155,319)
                                                                         ---------------    ---------------
                 Realized gain (loss) on investments .................            75,164          2,568,288
        Change in unrealized gain (loss)
                 on investments ......................................            23,267          1,559,036
                                                                         ---------------    ---------------
                 Net gain (loss) on investments ......................            98,431          4,127,324
                                                                         ---------------    ---------------
        Reinvested capital gains .....................................                 -            828,781
                                                                         ---------------    ---------------
                     Net increase (decrease) in contract owners'
                             equity resulting from operations ........            83,585         25,124,958
                                                                         ===============    ===============


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2001

                                                                             NSATBAL         NSATMSECBD         NSATMYMKT
                                                                         --------------    --------------    --------------
INVESTMENT ACTIVITY:
        Reinvested dividends .........................................   $    2,797,924         6,169,428        33,194,609
        Mortality and expense risk charges (note 2) ..................       (1,336,533)       (1,214,746)      (11,945,762)
                                                                         --------------    --------------    --------------
                 Net investment activity .............................        1,461,391         4,954,682        21,248,847
                                                                         --------------    --------------    --------------

        Proceeds from mutual funds shares sold .......................        6,824,856        38,925,784     8,975,998,123
        Cost of mutual fund shares sold ..............................       (7,824,163)      (40,623,617)   (8,975,998,123)
                                                                         --------------    --------------    --------------
                 Realized gain (loss) on investments .................         (999,307)       (1,697,833)                -
        Change in unrealized gain (loss)
                 on investments ......................................       (6,196,777)         (162,133)                -
                                                                         --------------    --------------    --------------
                 Net gain (loss) on investments ......................       (7,196,084)       (1,859,966)                -
                                                                         --------------    --------------    --------------
        Reinvested capital gains .....................................                -                 -                 -
                                                                         --------------    --------------    --------------
                     Net increase (decrease) in contract owners'
                             equity resulting from operations ........   $   (5,734,693)        3,094,716        21,248,847
                                                                         ==============    ==============    ==============


                                                                           NSATSTMCAP         NSATTOTRE         NSATGRFOC
                                                                         --------------    --------------    --------------
INVESTMENT ACTIVITY:
        Reinvested dividends .........................................   $            -         4,061,834                 -
        Mortality and expense risk charges (note 2) ..................       (1,671,754)       (5,561,816)          (52,747)
                                                                         --------------    --------------    --------------
                 Net investment activity .............................       (1,671,754)       (1,499,982)          (52,747)
                                                                         --------------    --------------    --------------

        Proceeds from mutual funds shares sold .......................      106,946,971        43,790,349        12,400,337
        Cost of mutual fund shares sold ..............................     (176,942,179)      (83,361,631)      (15,070,039)
                                                                         --------------    --------------    --------------
                 Realized gain (loss) on investments .................      (69,995,208)      (39,571,282)       (2,669,702)
        Change in unrealized gain (loss)
                 on investments ......................................       12,802,743       (48,867,691)          374,556
                                                                         --------------    --------------    --------------
                 Net gain (loss) on investments ......................      (57,192,465)      (88,438,973)       (2,295,146)
                                                                         --------------    --------------    --------------
        Reinvested capital gains .....................................                -        14,632,157                 -
                                                                         --------------    --------------    --------------
                     Net increase (decrease) in contract owners'
                             equity resulting from operations ........   $  (58,864,219)      (75,306,798)       (2,347,893)
                                                                         ==============    ==============    ==============


                                                                           NSATGLOB50        NSATSMCAPG        NSATSMCAPV
                                                                         --------------    --------------    --------------
INVESTMENT ACTIVITY:
        Reinvested dividends .........................................          704,589                 -            95,887
        Mortality and expense risk charges (note 2) ..................         (418,322)         (944,565)       (2,999,150)
                                                                         --------------    --------------    --------------
                 Net investment activity .............................          286,267          (944,565)       (2,903,263)
                                                                         --------------    --------------    --------------

        Proceeds from mutual funds shares sold .......................      113,338,459        46,902,143       250,740,952
        Cost of mutual fund shares sold ..............................     (127,352,956)      (67,793,523)     (247,067,528)
                                                                         --------------    --------------    --------------
                 Realized gain (loss) on investments .................      (14,014,497)      (20,891,380)        3,673,424
        Change in unrealized gain (loss)
                 on investments ......................................        5,278,208        12,606,435        17,317,519
                                                                         --------------    --------------    --------------
                 Net gain (loss) on investments ......................       (8,736,289)       (8,284,945)       20,990,943
                                                                         --------------    --------------    --------------
        Reinvested capital gains .....................................                -                 -        26,302,824
                                                                         --------------    --------------    --------------
                     Net increase (decrease) in contract owners'
                             equity resulting from operations ........       (8,450,022)       (9,229,510)       44,390,504
                                                                         ==============    ==============    ==============


                                                                           NBAMTGUARD        NBAMTMCGR         NBAMTPART
                                                                         --------------    --------------    --------------
INVESTMENT ACTIVITY:
        Reinvested dividends .........................................          402,589                 -           446,814
        Mortality and expense risk charges (note 2) ..................       (1,145,965)       (2,900,568)       (1,220,934)
                                                                         --------------    --------------    --------------
                 Net investment activity .............................         (743,376)       (2,900,568)         (774,120)
                                                                         --------------    --------------    --------------

        Proceeds from mutual funds shares sold .......................       36,027,963       249,421,761        49,277,080
        Cost of mutual fund shares sold ..............................      (35,303,846)     (366,841,256)      (62,148,093)
                                                                         --------------    --------------    --------------
                 Realized gain (loss) on investments .................          724,117      (117,419,495)      (12,871,013)
        Change in unrealized gain (loss)
                 on investments ......................................       (8,681,449)       42,528,798         4,459,298
                                                                         --------------    --------------    --------------
                 Net gain (loss) on investments ......................       (7,957,332)      (74,890,697)       (8,411,715)
                                                                         --------------    --------------    --------------
        Reinvested capital gains .....................................        5,751,271                 -         4,244,734
                                                                         --------------    --------------    --------------
                     Net increase (decrease) in contract owners'
                             equity resulting from operations ........       (2,949,437)      (77,791,265)       (4,941,101)
                                                                         ==============    ==============    ==============

                                                                            NSATSMCO         NSATSTRVAL
                                                                         --------------    --------------
INVESTMENT ACTIVITY:
        Reinvested dividends .........................................          267,166            97,199
        Mortality and expense risk charges (note 2) ..................       (2,710,119)         (216,397)
                                                                         --------------    --------------
                 Net investment activity .............................       (2,442,953)         (119,198)
                                                                         --------------    --------------

        Proceeds from mutual funds shares sold .......................      308,362,872        14,047,455
        Cost of mutual fund shares sold ..............................     (358,697,313)      (14,092,378)
                                                                         --------------    --------------
                 Realized gain (loss) on investments .................      (50,334,441)          (44,923)
        Change in unrealized gain (loss)
                 on investments ......................................       34,111,427        (1,029,469)
                                                                         --------------    --------------
                 Net gain (loss) on investments ......................      (16,223,014)       (1,074,392)
                                                                         --------------    --------------
        Reinvested capital gains .....................................                -            28,421
                                                                         --------------    --------------
                     Net increase (decrease) in contract owners'
                             equity resulting from operations ........      (18,665,967)       (1,165,169)
                                                                         ==============    ==============


                                                                           OPPAGGGRO          OPPCAPAP
                                                                         --------------    --------------
INVESTMENT ACTIVITY:
        Reinvested dividends .........................................        3,229,226         2,767,557
        Mortality and expense risk charges (note 2) ..................       (3,691,582)       (5,350,718)
                                                                         --------------    --------------
                 Net investment activity .............................         (462,356)       (2,583,161)
                                                                         --------------    --------------

        Proceeds from mutual funds shares sold .......................      531,397,147       113,451,723
        Cost of mutual fund shares sold ..............................     (837,909,528)     (120,193,348)
                                                                         --------------    --------------
                 Realized gain (loss) on investments .................     (306,512,381)       (6,741,625)
        Change in unrealized gain (loss)
                 on investments ......................................      114,233,984      (101,519,745)
                                                                         --------------    --------------
                 Net gain (loss) on investments ......................     (192,278,397)     (108,261,370)
                                                                         --------------    --------------
        Reinvested capital gains .....................................       50,386,308        41,530,597
                                                                         --------------    --------------
                     Net increase (decrease) in contract owners'
                             equity resulting from operations ........     (142,354,445)      (69,313,934)
                                                                         ==============    ==============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2001

                                                                            OPPGLSEC        OPPMSGRINC        STOPP2
                                                                         -------------    -------------    -------------
INVESTMENT ACTIVITY:
        Reinvested dividends .........................................   $     454,396        1,861,154          680,714
        Mortality and expense risk charges (note 2) ..................      (1,232,358)      (4,192,327)      (1,231,195)
                                                                         -------------    -------------    -------------
                 Net investment activity .............................        (777,962)      (2,331,173)        (550,481)
                                                                         -------------    -------------    -------------

        Proceeds from mutual funds shares sold .......................     967,663,053       10,350,356       26,915,209
        Cost of mutual fund shares sold ..............................    (980,729,444)     (12,788,009)     (34,733,506)
                                                                         -------------    -------------    -------------
                 Realized gain (loss) on investments .................     (13,066,391)      (2,437,653)      (7,818,297)
        Change in unrealized gain (loss)
                 on investments ......................................       1,381,912      (37,845,947)     (19,098,582)
                                                                         -------------    -------------    -------------
                 Net gain (loss) on investments ......................     (11,684,479)     (40,283,600)     (26,916,879)
                                                                         -------------    -------------    -------------
        Reinvested capital gains .....................................       8,424,403                -       23,969,754
                                                                         -------------    -------------    -------------
                     Net increase (decrease) in contract owners'
                             equity resulting from operations ........   $  (4,038,038)     (42,614,773)      (3,497,606)
                                                                         =============    =============    =============


                                                                           VVIFDSTK        VVIFINVQBD       VVIFSMCOOPP
                                                                         -------------    -------------    -------------
INVESTMENT ACTIVITY:
        Reinvested dividends .........................................   $      73,351          107,846            6,538
        Mortality and expense risk charges (note 2) ..................        (213,497)         (14,146)         (17,726)
                                                                         -------------    -------------    -------------
                 Net investment activity .............................        (140,146)          93,700          (11,188)
                                                                         -------------    -------------    -------------

        Proceeds from mutual funds shares sold .......................         282,812          177,572          186,213
        Cost of mutual fund shares sold ..............................        (297,599)        (169,596)        (157,461)
                                                                         -------------    -------------    -------------
                 Realized gain (loss) on investments .................         (14,787)           7,976           28,752
        Change in unrealized gain (loss)
                 on investments ......................................        (151,158)          15,738         (189,315)
                                                                         -------------    -------------    -------------
                 Net gain (loss) on investments ......................        (165,945)          23,714         (160,563)
                                                                         -------------    -------------    -------------
        Reinvested capital gains .....................................          47,029           13,986                -
                                                                         -------------    -------------    -------------
                     Net increase (decrease) in contract owners'
                             equity resulting from operations ........   $    (259,062)         131,400         (171,751)
                                                                         =============    =============    =============


                                                                            UIFEMMKT       UIFMIDCAPG        UIFUSRE
                                                                         -------------    -------------    -------------
INVESTMENT ACTIVITY:
        Reinvested dividends .........................................       1,782,715                -        3,697,291
        Mortality and expense risk charges (note 2) ..................        (201,956)        (126,382)        (929,016)
                                                                         -------------    -------------    -------------
                 Net investment activity .............................       1,580,759         (126,382)       2,768,275
                                                                         -------------    -------------    -------------

        Proceeds from mutual funds shares sold .......................      44,094,350       10,815,060       75,140,727
        Cost of mutual fund shares sold ..............................     (45,223,780)     (13,527,081)     (71,566,559)
                                                                         -------------    -------------    -------------
                 Realized gain (loss) on investments .................      (1,129,430)      (2,712,021)       3,574,168
        Change in unrealized gain (loss)
                 on investments ......................................         756,828         (448,739)      (1,431,856)
                                                                         -------------    -------------    -------------
                 Net gain (loss) on investments ......................        (372,602)      (3,160,760)       2,142,312
                                                                         -------------    -------------    -------------
        Reinvested capital gains .....................................               -                -          767,200
                                                                         -------------    -------------    -------------
                     Net increase (decrease) in contract owners'
                             equity resulting from operations ........       1,208,157       (3,287,142)       5,677,787
                                                                         =============    =============    =============


                                                                           WRASSTRAT          WRBAL            WRBND
                                                                         -------------    -------------    -------------
INVESTMENT ACTIVITY:
        Reinvested dividends .........................................       1,010,392        1,115,530        2,526,148
        Mortality and expense risk charges (note 2) ..................        (310,970)        (298,824)        (332,192)
                                                                         -------------    -------------    -------------
                 Net investment activity .............................         699,422          816,706        2,193,956
                                                                         -------------    -------------    -------------

        Proceeds from mutual funds shares sold .......................       2,303,473          723,183          785,685
        Cost of mutual fund shares sold ..............................      (2,441,490)        (776,413)        (750,899)
                                                                         -------------    -------------    -------------
                 Realized gain (loss) on investments .................        (138,017)         (53,230)          34,786
        Change in unrealized gain (loss)
                 on investments ......................................      (2,095,004)      (1,880,377)      (1,124,164)
                                                                         -------------    -------------    -------------
                 Net gain (loss) on investments ......................      (2,233,021)      (1,933,607)      (1,089,378)
                                                                         -------------    -------------    -------------
        Reinvested capital gains .....................................               -                -                -
                                                                         -------------    -------------    -------------
                     Net increase (decrease) in contract owners'
                             equity resulting from operations ........      (1,533,599)      (1,116,901)       1,104,578
                                                                         =============    =============    =============


                                                                          VEWRLDEMKT        VEWRLDHAS
                                                                         -------------    -------------
INVESTMENT ACTIVITY:
        Reinvested dividends .........................................               -          101,928
        Mortality and expense risk charges (note 2) ..................        (407,083)        (130,225)
                                                                         -------------    -------------
                 Net investment activity .............................        (407,083)         (28,297)
                                                                         -------------    -------------

        Proceeds from mutual funds shares sold .......................     251,232,338       63,265,980
        Cost of mutual fund shares sold ..............................    (253,420,995)     (64,994,711)
                                                                         -------------    -------------
                 Realized gain (loss) on investments .................      (2,188,657)      (1,728,731)
        Change in unrealized gain (loss)
                 on investments ......................................       3,248,864           88,353
                                                                         -------------    -------------
                 Net gain (loss) on investments ......................       1,060,207       (1,640,378)
                                                                         -------------    -------------
        Reinvested capital gains .....................................               -                -
                                                                         -------------    -------------
                     Net increase (decrease) in contract owners'
                             equity resulting from operations ........         653,124       (1,668,675)
                                                                         =============    =============


                                                                           WRCOREEQ          WRGROWTH
                                                                         -------------    -------------
INVESTMENT ACTIVITY:
        Reinvested dividends .........................................         405,886        1,500,447
        Mortality and expense risk charges (note 2) ..................      (1,175,459)      (1,101,909)
                                                                         -------------    -------------
                 Net investment activity .............................        (769,573)         398,538
                                                                         -------------    -------------

        Proceeds from mutual funds shares sold .......................          15,731          188,824
        Cost of mutual fund shares sold ..............................         (19,889)        (215,968)
                                                                         -------------    -------------
                 Realized gain (loss) on investments .................          (4,158)         (27,144)
        Change in unrealized gain (loss)
                 on investments ......................................      (4,392,075)      (4,147,384)
                                                                         -------------    -------------
                 Net gain (loss) on investments ......................      (4,396,233)      (4,174,528)
                                                                         -------------    -------------
        Reinvested capital gains .....................................               -                -
                                                                         -------------    -------------
                     Net increase (decrease) in contract owners'
                             equity resulting from operations ........      (5,165,806)      (3,775,990)
                                                                         =============    =============


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2001

                                                                            WRHIP          WRINT          WRLBP          WRMMP
                                                                         -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
        Reinvested dividends .........................................   $ 2,762,371      1,286,471        192,166        481,602
        Mortality and expense risk charges (note 2) ..................      (182,415)      (181,376)       (27,962)      (245,136)
                                                                         -----------    -----------    -----------    -----------
                 Net investment activity .............................     2,579,956      1,105,095        164,204        236,466
                                                                         -----------    -----------    -----------    -----------

        Proceeds from mutual funds shares sold .......................       822,214         37,230        249,671     15,383,109
        Cost of mutual fund shares sold ..............................      (833,904)       (49,305)      (242,592)   (15,383,109)
                                                                         -----------    -----------    -----------    -----------
                 Realized gain (loss) on investments .................       (11,690)       (12,075)         7,079              -
        Change in unrealized gain (loss)
                 on investments ......................................    (2,058,670)    (3,566,059)       (67,882)             -
                                                                         -----------    -----------    -----------    -----------
                 Net gain (loss) on investments ......................    (2,070,360)    (3,578,134)       (60,803)             -
                                                                         -----------    -----------    -----------    -----------
        Reinvested capital gains .....................................             -              -              -              -
                                                                         -----------    -----------    -----------    -----------
                     Net increase (decrease) in contract owners'
                             equity resulting from operations ........   $   509,596     (2,473,039)       103,401        236,466
                                                                         ===========    ===========    ===========    ===========


                                                                           WRSCITECH       WRSMCAP          WRVP
                                                                          -----------    -----------    -----------
INVESTMENT ACTIVITY:
        Reinvested dividends .........................................        240,343            689        140,890
        Mortality and expense risk charges (note 2) ..................       (313,422)      (419,520)      (138,178)
                                                                          -----------    -----------    -----------
                 Net investment activity .............................        (73,079)      (418,831)         2,712
                                                                          -----------    -----------    -----------

        Proceeds from mutual funds shares sold .......................      1,920,058      1,845,704        199,777
        Cost of mutual fund shares sold ..............................     (2,199,041)    (1,985,667)      (201,168)
                                                                          -----------    -----------    -----------
                 Realized gain (loss) on investments .................       (278,983)      (139,963)        (1,391)
        Change in unrealized gain (loss)
                 on investments ......................................      1,526,995      3,668,515        812,792
                                                                          -----------    -----------    -----------
                 Net gain (loss) on investments ......................      1,248,012      3,528,552        811,401
                                                                          -----------    -----------    -----------
        Reinvested capital gains .....................................              -              -              -
                                                                          -----------    -----------    -----------
                     Net increase (decrease) in contract owners'
                             equity resulting from operations ........      1,174,933      3,109,721        814,113
                                                                          ===========    ===========    ===========


See accompanying notes to financial statements.


================================================================================

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                                TOTAL
                                                                -------------------------------------
                                                                      2001                 2000
                                                                ----------------     ----------------
INVESTMENT ACTIVITY:
        Net investment income ..............................    $     44,748,051           41,773,607
        Realized gain (loss) on investments ................      (1,396,655,621)          30,356,395
        Change in unrealized gain (loss)
                  on investments ...........................        (467,035,414)      (1,781,902,249)
                                                                ----------------     ----------------
        Reinvested capital gains ...........................         328,794,805          605,527,710
                                                                ----------------     ----------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................      (1,490,148,179)      (1,104,244,537)
                                                                ----------------     ----------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................       4,758,136,751        6,126,593,729
        Transfers between funds ............................                   -                    -
        Redemptions ........................................      (1,230,321,119)        (593,866,768)
        Annuity benefits ...................................          (1,264,289)            (387,184)
        Annual contract maintenance charges
                  (note 2) .................................            (317,386)            (200,831)
        Contingent deferred sales charges
                  (note 2) .................................         (22,752,771)         (10,261,819)
        Adjustments to maintain reserves ...................          (3,550,504)          (9,306,361)
                                                                ----------------     ----------------
                           Net equity transactions .........       3,499,930,682        5,512,570,766
                                                                ----------------     ----------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................       2,009,782,503        4,408,326,229
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................      10,938,492,289        6,530,166,060
                                                                ----------------     ----------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................    $ 12,948,274,792       10,938,492,289
                                                                ================     ================

CHANGES IN UNITS:
        Beginning units ....................................         854,916,423          465,965,599
                                                                ----------------     ----------------
        Units purchased ....................................         410,344,735          877,382,518
        Units redeemed .....................................         (95,536,271)        (488,431,694)
                                                                ----------------     ----------------
        Ending units .......................................       1,169,724,887          854,916,423
                                                                ================     ================


                                                                              ACVPINCGR
                                                                -------------------------------------
                                                                      2001                 2000
                                                                ----------------     ----------------
INVESTMENT ACTIVITY:
        Net investment income ..............................            (640,492)          (1,209,796)
        Realized gain (loss) on investments ................          (1,861,625)             930,001
        Change in unrealized gain (loss)
                  on investments ...........................         (21,562,961)         (25,836,925)
                                                                ----------------     ----------------
        Reinvested capital gains ...........................                   -                    -
                                                                ----------------     ----------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................         (24,065,078)         (26,116,720)
                                                                ----------------     ----------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................          59,808,951          114,866,482
        Transfers between funds ............................          (9,181,989)          (7,158,659)
        Redemptions ........................................         (16,188,029)         (11,026,496)
        Annuity benefits ...................................             (53,446)             (10,805)
        Annual contract maintenance charges
                  (note 2) .................................              (9,770)              (7,835)
        Contingent deferred sales charges
                  (note 2) .................................            (286,292)            (212,538)
        Adjustments to maintain reserves ...................             (51,122)              29,939
                                                                ----------------     ----------------
                           Net equity transactions .........          34,038,303           96,480,088
                                                                ----------------     ----------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................           9,973,225           70,363,368
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD .........................................          234,123,781          163,760,413
                                                                ----------------     ----------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................         244,097,006          234,123,781
                                                                ================     ================

CHANGES IN UNITS:
        Beginning units ....................................          17,654,095           10,793,179
                                                                ----------------     ----------------
        Units purchased ....................................           3,598,563           11,012,024
        Units redeemed .....................................            (821,602)          (4,151,108)
                                                                ----------------     ----------------
        Ending units .......................................          20,431,056           17,654,095
                                                                ================     ================


                                                                               ACVPINT
                                                                -------------------------------------
                                                                      2001                 2000
                                                                ----------------     ----------------
INVESTMENT ACTIVITY:
        Net investment income ..............................          (2,769,339)          (2,687,763)
        Realized gain (loss) on investments ................        (103,673,422)          (5,002,607)
        Change in unrealized gain (loss)
                  on investments ...........................          (2,743,438)         (41,510,698)
                                                                ----------------     ----------------
        Reinvested capital gains ...........................          24,807,708            4,412,512
                                                                ----------------     ----------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................         (84,378,491)         (44,788,556)
                                                                ----------------     ----------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................          56,012,313          171,600,796
        Transfers between funds ............................         (34,482,228)         (11,419,011)
        Redemptions ........................................         (17,499,992)         (14,208,058)
        Annuity benefits ...................................             (53,110)              (1,304)
        Annual contract maintenance charges
                  (note 2) .................................              (4,642)              (2,429)
        Contingent deferred sales charges
                  (note 2) .................................            (264,557)            (276,499)
        Adjustments to maintain reserves ...................            (138,350)              17,235
                                                                ----------------     ----------------
                           Net equity transactions .........           3,569,434          145,710,730
                                                                ----------------     ----------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................         (80,809,057)         100,922,174
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD .........................................          296,367,162          195,444,988
                                                                ----------------     ----------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................         215,558,105          296,367,162
                                                                ================     ================

CHANGES IN UNITS:
        Beginning units ....................................          18,957,858           10,249,666
                                                                ----------------     ----------------
        Units purchased ....................................           1,189,248           10,015,585
        Units redeemed .....................................            (386,214)          (1,307,393)
                                                                ----------------     ----------------
        Ending units .......................................          19,760,892           18,957,858
                                                                ================     ================


                                                                             ACVPVALUE
                                                                -------------------------------------
                                                                     2001                  2000
                                                                ----------------     ----------------
INVESTMENT ACTIVITY:
        Net investment income ..............................            (936,906)             (91,030)
        Realized gain (loss) on investments ................          13,220,094           (3,059,290)
        Change in unrealized gain (loss)
                  on investments ...........................          10,454,365           14,273,281
                                                                ----------------     ----------------
        Reinvested capital gains ...........................                   -            1,263,708
                                                                ----------------     ----------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................          22,737,553           12,386,669
                                                                ----------------     ----------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................         107,294,902           32,022,673
        Transfers between funds ............................         102,029,142           17,720,480
        Redemptions ........................................         (13,551,488)          (3,330,296)
        Annuity benefits ...................................              (5,437)                   -
        Annual contract maintenance charges
                  (note 2) .................................              (1,503)                (393)
        Contingent deferred sales charges
                  (note 2) .................................            (222,064)             (62,387)
        Adjustments to maintain reserves ...................             (34,109)              83,061
                                                                ----------------     ----------------
                           Net equity transactions .........         195,509,443           46,433,138
                                                                ----------------     ----------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................         218,246,996           58,819,807
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................          97,175,739           38,355,932
                                                                ----------------     ----------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................         315,422,735           97,175,739
                                                                ================     ================

CHANGES IN UNITS:
        Beginning units ....................................           7,758,901            3,621,109
                                                                ----------------     ----------------
        Units purchased ....................................          15,593,989           13,398,790
        Units redeemed .....................................            (892,287)          (9,260,998)
                                                                ----------------     ----------------
        Ending units .......................................          22,460,603            7,758,901
                                                                ================     ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                       CSWPGPV                          CSWPINTEQ
                                                            -----------------------------     -----------------------------
                                                                2001              2000            2001             2000
                                                            ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
        Net investment income ..........................    $   (105,703)        (217,797)        (205,466)        (192,872)
        Realized gain (loss) on investments ............     (10,051,635)       5,080,297       (6,610,860)      (3,080,170)
        Change in unrealized gain (loss)
                  on investments .......................       6,061,340      (10,957,173)       2,924,998       (6,782,621)
        Reinvested capital gains .......................               -        1,943,800                -        3,528,115
                                                            ------------     ------------     ------------     ------------
                  Net increase (decrease) in contract
                          owners' equity resulting from
                          operations ...................      (4,095,998)      (4,150,873)      (3,891,328)      (6,527,548)
                                                            ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ......................         437,081          971,171          321,905        2,083,400
        Transfers between funds ........................      (2,409,756)      (2,197,517)      (3,242,052)     (12,389,476)
        Redemptions ....................................        (588,320)        (954,721)      (1,090,377)      (1,997,216)
        Annuity benefits ...............................               -                -                -                -
        Annual contract maintenance charges
                  (note 2) .............................            (109)            (149)            (104)            (110)
        Contingent deferred sales charges
                  (note 2) .............................         (18,057)         (24,723)         (21,131)         (47,525)
        Adjustments to maintain reserves ...............          (3,835)              24             (626)             199
                                                            ------------     ------------     ------------     ------------
                           Net equity transactions .....      (2,582,996)      (2,205,915)      (4,032,385)     (12,350,728)
                                                            ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..................      (6,678,994)      (6,356,788)      (7,923,713)     (18,878,276)
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ......................................      15,252,909       21,609,697       23,458,299       42,336,575
                                                            ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..................    $  8,573,915       15,252,909       15,534,586       23,458,299
                                                            ============     ============     ============     ============


CHANGES IN UNITS:
        Beginning units ................................       1,111,277        1,263,066        2,118,432        2,784,067
                                                            ------------     ------------     ------------     ------------
        Units purchased ................................          39,180        2,420,179           23,566       26,453,586
        Units redeemed .................................        (269,273)      (2,571,968)        (318,736)     (27,119,221)
                                                            ------------     ------------     ------------     ------------
        Ending units ...................................         881,184        1,111,277        1,823,262        2,118,432
                                                            ============     ============     ============     ============


                                                                      CSWPVAL                            DNIX
                                                           -----------------------------     -----------------------------
                                                               2001             2000             2001             2000
                                                           ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
        Net investment income ..........................       (228,262)          15,053         (560,028)               -
        Realized gain (loss) on investments ............        (24,335)         256,506       44,776,293                -
        Change in unrealized gain (loss)
                  on investments .......................        103,197        1,010,977                -                -
        Reinvested capital gains .......................              -          201,406                -                -
                                                           ------------     ------------     ------------     ------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ..................       (149,400)       1,483,942       44,216,265                -
                                                           ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ......................        332,630        5,249,935                -                -
        Transfers between funds ........................      2,510,638       (2,809,252)     208,016,120                -
        Redemptions ....................................     (1,783,273)      (1,337,164)    (246,084,935)               -
        Annuity benefits ...............................              -                -                -                -
        Annual contract maintenance charges
                  (note 2) .............................           (249)            (132)               -                -
        Contingent deferred sales charges
                  (note 2) .............................        (37,035)         (21,141)      (6,147,450)               -
        Adjustments to maintain reserves ...............          2,923              851                -                -
                                                           ------------     ------------     ------------     ------------
                           Net equity transactions .....      1,025,634        1,083,097      (44,216,265)               -
                                                           ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..................        876,234        2,567,039                -                -
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ......................................     20,989,398       18,422,359                -                -
                                                           ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..................     21,865,632       20,989,398                -                -
                                                           ============     ============     ============     ============


CHANGES IN UNITS:
        Beginning units ................................      1,602,463        1,518,704                -                -
                                                           ------------     ------------     ------------     ------------
        Units purchased ................................         95,435        1,722,379       15,903,373                -
        Units redeemed .................................        (26,534)      (1,638,620)     (15,903,373)               -
                                                           ------------     ------------     ------------     ------------
        Ending units ...................................      1,671,364        1,602,463                -                -
                                                           ============     ============     ============     ============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                           DRYEUROEQ                          DRYSRGRO
                                                               --------------------------------   --------------------------------
                                                                    2001              2000             2001              2000
                                                               --------------    --------------   --------------    --------------
INVESTMENT ACTIVITY:
        Net investment income ..............................   $      (98,783)          (93,355)      (2,605,882)         (298,852)
        Realized gain (loss) on investments ................       (5,161,834)       (1,011,987)      (3,294,146)          167,043
        Change in unrealized gain (loss)
                  on investments ...........................         (113,878)          195,900      (64,933,738)      (37,295,339)
        Reinvested capital gains ...........................                -           465,237                -                 -
                                                               --------------    --------------   --------------    --------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................       (5,374,495)         (444,205)     (70,833,766)      (37,427,148)
                                                               --------------    --------------   --------------    --------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................        6,487,393        15,305,300       52,653,983       161,412,256
        Transfers between funds ............................       (3,066,106)        3,615,357      (31,386,848)       12,434,467
        Redemptions ........................................       (2,565,080)         (564,054)     (20,970,289)      (14,088,350)
        Annuity benefits ...................................           (1,985)             (396)         (21,083)          (15,894)
        Annual contract maintenance charges
                  (note 2) .................................             (245)              (31)         (32,050)          (22,766)
        Contingent deferred sales charges
                  (note 2) .................................          (44,955)           (7,585)        (632,546)         (283,845)
        Adjustments to maintain reserves ...................            1,519            (1,518)         (80,136)          (25,618)
                                                               --------------    --------------   --------------    --------------
                           Net equity transactions .........          810,541        18,347,073         (468,969)      159,410,250
                                                               --------------    --------------   --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................       (4,563,954)       17,902,868      (71,302,735)      121,983,102
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................       20,036,796         2,133,928      288,625,128       166,642,026
                                                               --------------    --------------   --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................   $   15,472,842        20,036,796      217,322,393       288,625,128
                                                               ==============    ==============   ==============    ==============

CHANGES IN UNITS:
        Beginning units ....................................        1,605,859           165,469       19,733,998         9,959,872
                                                               --------------    --------------   --------------    --------------
        Units purchased ....................................          208,229         6,412,478       18,956,266        13,114,341
        Units redeemed .....................................          (66,022)       (4,972,088)     (19,202,556)       (3,340,215)
                                                               --------------    --------------   --------------    --------------
        Ending units .......................................        1,748,066         1,605,859       19,487,708        19,733,998
                                                               ==============    ==============   ==============    ==============


                                                                          DRYSTKIX                              DRYAP
                                                              --------------------------------    --------------------------------
                                                                   2001              2000              2001              2000
                                                              --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
        Net investment income ..............................          83,069          (723,226)         (363,037)         (567,075)
        Realized gain (loss) on investments ................         231,408         9,409,544           844,875         3,885,737
        Change in unrealized gain (loss)
                  on investments ...........................    (181,721,280)     (160,748,036)      (19,950,694)       (9,163,752)
        Reinvested capital gains ...........................       6,237,021        19,988,077                 -         1,997,656
                                                              --------------    --------------    --------------    --------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................    (175,169,782)     (132,073,641)      (19,468,856)       (3,847,434)
                                                              --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................     257,363,731       552,164,395        37,712,761        56,093,593
        Transfers between funds ............................     (56,504,328)      (30,707,971)       (5,084,334)      (28,587,786)
        Redemptions ........................................     (89,376,639)      (67,406,606)      (12,535,159)      (10,437,967)
        Annuity benefits ...................................         (94,342)          (60,355)          (21,510)           (9,350)
        Annual contract maintenance charges
                  (note 2) .................................         (59,684)          (43,549)           (9,478)           (8,526)
        Contingent deferred sales charges
                  (note 2) .................................      (1,670,535)       (1,282,750)         (247,518)         (232,038)
        Adjustments to maintain reserves ...................        (185,820)            3,064           (12,626)            5,161
                                                              --------------    --------------    --------------    --------------
                           Net equity transactions .........     109,472,383       452,666,228        19,802,136        16,823,087
                                                              --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................     (65,697,399)      320,592,587           333,280        12,975,653
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................   1,250,199,904       929,607,317       178,337,682       165,362,029
                                                              --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................   1,184,502,505     1,250,199,904       178,670,962       178,337,682
                                                              ==============    ==============    ==============    ==============

CHANGES IN UNITS:
        Beginning units ....................................      90,529,550        59,725,015        12,683,936        11,442,779
                                                              --------------    --------------    --------------    --------------
        Units purchased ....................................      12,196,095        57,688,534         2,161,732         3,231,107
        Units redeemed .....................................      (3,230,806)      (26,883,999)         (518,758)       (1,989,950)
                                                              --------------    --------------    --------------    --------------
        Ending units .......................................      99,494,839        90,529,550        14,326,910        12,683,936
                                                              ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                          FISFEDQUAL                          FIDVIPEIS
                                                               --------------------------------   --------------------------------
                                                                    2001              2000             2001              2000
                                                               --------------    --------------   --------------    --------------
INVESTMENT ACTIVITY:
        Net investment income ..............................   $      565,889          (191,541)       1,794,495         1,784,211
        Realized gain (loss) on investments ................        3,124,528           118,900       (4,933,610)       (2,992,995)
        Change in unrealized gain (loss)
                  on investments ...........................        3,032,816         3,607,712      (58,178,673)       10,955,127
        Reinvested capital gains ...........................          234,904                 -       24,425,390        23,074,503
                                                               --------------    --------------   --------------    --------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................        6,958,137         3,535,071      (36,892,398)       32,820,846
                                                               --------------    --------------   --------------    --------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................      116,945,658        43,993,646      211,927,649       174,170,691
        Transfers between funds ............................       55,210,987        12,145,600       19,711,025       (29,077,665)
        Redemptions ........................................      (11,401,817)       (2,254,252)     (43,243,678)      (23,938,568)
        Annuity benefits ...................................          (26,636)           (1,058)        (109,705)           (1,735)
        Annual contract maintenance charges
                  (note 2) .................................             (321)              (15)          (7,529)           (5,050)
        Contingent deferred sales charges
                  (note 2) .................................         (149,164)          (10,213)        (716,384)         (445,155)
        Adjustments to maintain reserves ...................          230,183            14,029          (64,336)          (10,554)
                                                               --------------    --------------   --------------    --------------
                           Net equity transactions .........      160,808,890        53,887,737      187,497,042       120,691,964
                                                               --------------    --------------   --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................      167,767,027        57,422,808      150,604,644       153,512,810
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................       64,869,739         7,446,931      515,597,606       362,084,796
                                                               --------------    --------------   --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................   $  232,636,766        64,869,739      666,202,250       515,597,606
                                                               ==============    ==============   ==============    ==============

CHANGES IN UNITS:
        Beginning units ....................................        6,068,735           759,756       39,698,766        30,054,428
                                                               --------------    --------------   --------------    --------------
        Units purchased ....................................       15,154,212         6,833,526       17,227,857        26,437,067
        Units redeemed .....................................         (885,944)       (1,524,547)      (2,336,829)      (16,792,729)
                                                               --------------    --------------   --------------    --------------
        Ending units .......................................       20,337,003         6,068,735       54,589,794        39,698,766
                                                               ==============    ==============   ==============    ==============


                                                                           FIDVIPGRS                          FIDVIPHIS
                                                               --------------------------------   --------------------------------
                                                                    2001              2000             2001              2000
                                                               --------------    --------------   --------------    --------------
INVESTMENT ACTIVITY:
        Net investment income ..............................      (10,516,226)       (9,299,351)      21,158,404        10,773,494
        Realized gain (loss) on investments ................      (42,015,190)        9,889,705      (66,575,722)      (12,003,334)
        Change in unrealized gain (loss)
                  on investments ...........................     (220,107,096)     (223,848,501)      20,368,597       (47,739,384)
        Reinvested capital gains ...........................       68,833,430        73,816,434                -                 -
                                                               --------------    --------------   --------------    --------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................     (203,805,082)     (149,441,713)     (25,048,721)      (48,969,224)
                                                               --------------    --------------   --------------    --------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................      217,224,830       595,544,756       47,694,180        84,042,564
        Transfers between funds ............................      (90,949,980)       39,393,582          903,055       (45,395,916)
        Redemptions ........................................      (69,033,475)      (51,172,934)     (16,038,348)      (12,916,647)
        Annuity benefits ...................................          (76,461)          (36,664)          (6,335)           (1,103)
        Annual contract maintenance charges
                  (note 2) .................................          (33,414)          (21,707)          (2,933)           (2,358)
        Contingent deferred sales charges
                  (note 2) .................................       (1,262,520)         (930,991)        (255,414)         (203,015)
        Adjustments to maintain reserves ...................         (407,523)          (18,136)         (28,093)              583
                                                               --------------    --------------   --------------    --------------
                           Net equity transactions .........       55,461,457       582,757,906       32,266,112        25,524,108
                                                               --------------    --------------   --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................     (148,343,625)      433,316,193        7,217,391       (23,445,116)
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................    1,041,676,489       608,360,296      172,895,576       196,340,692
                                                               --------------    --------------   --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................      893,332,864     1,041,676,489      180,112,967       172,895,576
                                                               ==============    ==============   ==============    ==============

CHANGES IN UNITS:
        Beginning units ....................................       64,931,576        32,663,000       21,554,541        18,906,184
                                                               --------------    --------------   --------------    --------------
        Units purchased ....................................        5,887,586        53,784,950        4,960,970        19,481,588
        Units redeemed .....................................       (1,752,107)      (21,516,374)        (981,824)      (16,833,231)
                                                               --------------    --------------   --------------    --------------
        Ending units .......................................       69,067,055        64,931,576       25,533,687        21,554,541
                                                               ==============    ==============   ==============    ==============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                           FIDVIPOVS                          FIDVIPCONS
                                                                -------------------------------    -------------------------------
                                                                    2001              2000             2001              2000
                                                                -------------     -------------    -------------     -------------
INVESTMENT ACTIVITY:
        Net investment income ..............................    $   5,070,522           155,316       (2,241,975)       (4,109,902)
        Realized gain (loss) on investments ................      (38,696,811)      (18,282,305)      (4,720,225)        3,622,126
        Change in unrealized gain (loss)
                  on investments ...........................        1,567,777       (11,652,447)     (92,253,027)     (102,500,793)
        Reinvested capital gains ...........................       10,380,090         9,430,441       15,654,677        56,635,936
                                                                -------------     -------------    -------------     -------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................      (21,678,422)      (20,348,995)     (83,560,550)      (46,352,633)
                                                                -------------     -------------    -------------     -------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................       24,804,871        70,114,178      107,088,206       279,920,230
        Transfers between funds ............................      (13,704,332)      (11,336,752)     (43,264,215)      (20,109,306)
        Redemptions ........................................       (6,921,969)       (5,797,870)     (37,414,607)      (27,709,617)
        Annuity benefits ...................................           (8,592)          (12,741)        (194,306)          (16,590)
        Annual contract maintenance charges
                  (note 2) .................................           (1,400)             (647)         (24,432)          (17,553)
        Contingent deferred sales charges
                  (note 2) .................................         (113,669)          (82,326)        (678,695)         (571,546)
        Adjustments to maintain reserves ...................          (27,795)           55,233          (85,629)          (80,970)
                                                                -------------     -------------    -------------     -------------
                           Net equity transactions .........        4,027,114        52,939,075       25,426,322       231,414,648
                                                                -------------     -------------    -------------     -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................      (17,651,308)       32,590,080      (58,134,228)      185,062,015
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................      125,027,688        92,437,608      609,881,705       424,819,690
                                                                -------------     -------------    -------------     -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................    $ 107,376,380       125,027,688      551,747,477       609,881,705
                                                                =============     =============    =============     =============

CHANGES IN UNITS:
        Beginning units ....................................        9,861,469         5,905,380       42,190,840        27,031,978
                                                                -------------     -------------    -------------     -------------
        Units purchased ....................................        1,428,257        76,402,686        2,835,835        24,701,756
        Units redeemed .....................................         (445,739)      (72,446,597)        (850,963)       (9,542,894)
                                                                -------------     -------------    -------------     -------------
        Ending units .......................................       10,843,987         9,861,469       44,175,712        42,190,840
                                                                =============     =============    =============     =============


                                                                         FIDVIPGROPS                          FHCAPAP
                                                                -------------------------------    -------------------------------
                                                                    2001              2000             2001              2000
                                                                -------------     -------------    -------------     -------------
INVESTMENT ACTIVITY:
        Net investment income ..............................       (1,203,116)          452,743              (20)                -
        Realized gain (loss) on investments ................      (14,528,739)          581,523                1                 -
        Change in unrealized gain (loss)
                  on investments ...........................      (11,480,505)      (51,769,543)          46,031                 -
        Reinvested capital gains ...........................                -        12,702,709                -                 -
                                                                -------------     -------------    -------------     -------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................      (27,212,360)      (38,032,568)          46,012                 -
                                                                -------------     -------------    -------------     -------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................       18,560,640        64,032,347           37,214                 -
        Transfers between funds ............................      (18,857,502)      (44,904,154)               -                 -
        Redemptions ........................................      (13,280,412)      (11,434,053)               -                 -
        Annuity benefits ...................................           (3,185)           (9,659)               -                 -
        Annual contract maintenance charges
                  (note 2) .................................           (2,571)           (1,990)               -                 -
        Contingent deferred sales charges
                  (note 2) .................................         (368,763)         (215,072)               -                 -
        Adjustments to maintain reserves ...................          (82,728)            9,299          470,060                 -
                                                                -------------     -------------    -------------     -------------
                           Net equity transactions .........      (14,034,521)        7,476,718          507,274                 -
                                                                -------------     -------------    -------------     -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................      (41,246,881)      (30,555,850)         553,286                 -
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................      177,472,606       208,028,456                -                 -
                                                                -------------     -------------    -------------     -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................      136,225,725       177,472,606          553,286                 -
                                                                =============     =============    =============     =============

CHANGES IN UNITS:
        Beginning units ....................................       16,526,974        15,778,837                -                 -
                                                                -------------     -------------    -------------     -------------
        Units purchased ....................................        1,992,331         7,812,251           50,748                 -
        Units redeemed .....................................       (3,449,571)       (7,064,114)               -                 -
                                                                -------------     -------------    -------------     -------------
        Ending units .......................................       15,069,734        16,526,974           50,748                 -
                                                                =============     =============    =============     =============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                           FHGRINC                          JANCAPAP
                                                                ----------------------------     -----------------------------
                                                                    2001            2000             2001             2000
                                                                ------------    ------------     ------------     ------------
INVESTMENT ACTIVITY:
        Net investment income ..............................    $        254               -       (1,333,691)        (163,203)
        Realized gain (loss) on investments ................               3               -      (69,953,542)      (3,781,514)
        Change in unrealized gain (loss)
                  on investments ...........................           7,405               -      (27,326,959)     (76,377,132)
        Reinvested capital gains ...........................               -               -                -                -
                                                                ------------    ------------     ------------     ------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................           7,662               -      (98,614,192)     (80,321,849)
                                                                ------------    ------------     ------------     ------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................          78,740               -      114,398,358      366,569,594
        Transfers between funds ............................               -               -      (37,499,709)     105,606,666
        Redemptions ........................................             (33)              -      (24,494,900)     (12,687,236)
        Annuity benefits ...................................               -               -          (21,918)          (7,141)
        Annual contract maintenance charges
                  (note 2) .................................               -               -           (5,169)            (443)
        Contingent deferred sales charges
                  (note 2) .................................               -               -         (427,120)        (158,020)
        Adjustments to maintain reserves ...................         529,898               -         (392,748)          32,580
                                                                ------------    ------------     ------------     ------------
                           Net equity transactions .........         608,605               -       51,556,794      459,356,000
                                                                ------------    ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................         616,267               -      (47,057,398)     379,034,151
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................               -               -      379,034,151                -
                                                                ------------    ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................    $    616,267               -      331,976,753      379,034,151
                                                                ============    ============     ============     ============


CHANGES IN UNITS:
        Beginning units ....................................               -               -       40,005,826                -
                                                                ------------    ------------     ------------     ------------
        Units purchased ....................................          61,020               -        7,466,502       41,344,136
        Units redeemed .....................................             (26)              -       (1,940,760)      (1,338,310)
                                                                ------------    ------------     ------------     ------------
        Ending units .......................................          60,994               -       45,531,568       40,005,826
                                                                ------------    ------------     ------------     ------------


                                                                           JANGLTECH                         JANINTGRO
                                                                 -----------------------------     -----------------------------
                                                                     2001             2000             2001             2000
                                                                 ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
        Net investment income ..............................         (996,747)        (815,188)      (1,429,166)       8,212,948
        Realized gain (loss) on investments ................     (165,519,651)      (4,972,428)    (100,603,422)     (52,914,841)
        Change in unrealized gain (loss)
                  on investments ...........................       74,908,464     (110,898,324)      30,634,407      (22,742,452)
        Reinvested capital gains ...........................                -                -                -                -
                                                                 ------------     ------------     ------------     ------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................      (91,607,934)    (116,685,940)     (71,398,181)     (67,444,345)
                                                                 ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................       44,310,246      256,863,272       83,757,727      285,820,460
        Transfers between funds ............................      (17,637,399)      95,852,810      (44,161,893)      80,274,764
        Redemptions ........................................      (10,696,906)      (9,789,744)     (13,996,844)      (8,224,464)
        Annuity benefits ...................................           (9,370)          (7,779)         (20,518)          (7,985)
        Annual contract maintenance charges
                  (note 2) .................................           (4,316)            (612)          (6,161)            (419)
        Contingent deferred sales charges
                  (note 2) .................................         (180,409)        (158,536)        (255,352)         (96,809)
        Adjustments to maintain reserves ...................         (298,975)          63,970         (262,220)         (19,437)
                                                                 ------------     ------------     ------------     ------------
                           Net equity transactions .........       15,482,871      342,823,381       25,054,739      357,746,110
                                                                 ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................      (76,125,063)     226,137,441      (46,343,442)     290,301,765
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................      226,137,441                -      290,301,765                -
                                                                 ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................      150,012,378      226,137,441      243,958,323      290,301,765
                                                                 ============     ============     ============     ============


CHANGES IN UNITS:
        Beginning units ....................................       34,729,247                -       29,890,059                -
                                                                 ------------     ------------     ------------     ------------
        Units purchased ....................................        3,550,055       36,004,276        4,667,367       30,726,087
        Units redeemed .....................................         (995,176)      (1,275,029)      (1,355,533)        (836,028)
                                                                 ------------     ------------     ------------     ------------
        Ending units .......................................       37,284,126       34,729,247       33,201,893       29,890,059
                                                                 ------------     ------------     ------------     ------------

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                           NSATCAPAP                         NSATMIDCAPIX
                                                                -------------------------------    -------------------------------
                                                                    2001               2000             2001             2000
                                                                -------------     -------------    -------------     -------------
INVESTMENT ACTIVITY:
        Net investment income ..............................    $  (1,725,129)       (2,532,457)        (747,072)         (112,841)
        Realized gain (loss) on investments ................     (139,504,484)       (2,121,865)      (2,289,035)        2,312,155
        Change in unrealized gain (loss)
                  on investments ...........................       73,978,880      (136,041,722)        (783,741)       (1,917,919)
        Reinvested capital gains ...........................                -        52,248,895        1,294,120         3,108,525
                                                                -------------     -------------    -------------     -------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................      (67,250,733)      (88,447,149)      (2,525,728)        3,389,920
                                                                -------------     -------------    -------------     -------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................       15,671,912        70,219,052       53,016,898        45,272,742
        Transfers between funds ............................      (22,383,580)      (73,437,312)      31,245,674        28,498,331
        Redemptions ........................................      (18,841,577)      (17,516,902)      (7,509,292)       (2,716,542)
        Annuity benefits ...................................          (15,833)          (14,847)         (26,938)           (9,335)
        Annual contract maintenance charges
                  (note 2) .................................          (10,952)          (11,435)          (1,350)             (360)
        Contingent deferred sales charges
                  (note 2) .................................         (563,621)         (425,092)        (137,028)          (31,752)
        Adjustments to maintain reserves ...................          (96,162)           24,576          (59,897)           48,319
                                                                -------------     -------------    -------------     -------------
                           Net equity transactions .........      (26,239,813)      (21,161,960)      76,528,067        71,061,403
                                                                -------------     -------------    -------------     -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................      (93,490,546)     (109,609,109)      74,002,339        74,451,323
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................      232,325,125       341,934,234       89,192,738        14,741,415
                                                                -------------     -------------    -------------     -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................    $ 138,834,579       232,325,125      163,195,077        89,192,738
                                                                =============     =============    =============     =============

CHANGES IN UNITS:
        Beginning units ....................................       23,423,006        24,935,324        5,685,236         1,114,320
                                                                -------------     -------------    -------------     -------------
        Units purchased ....................................        2,217,317        12,426,701        5,359,375         7,024,346
        Units redeemed .....................................       (5,827,938)      (13,939,019)        (402,339)       (2,453,430)
                                                                -------------     -------------    -------------     -------------
        Ending units .......................................       19,812,385        23,423,006       10,642,272         5,685,236
                                                                =============     =============    =============     =============


                                                                          NSATEQINC                           NSATHINCBD
                                                               -------------------------------     -------------------------------
                                                                   2001              2000              2001              2000
                                                               -------------     -------------     -------------     -------------
INVESTMENT ACTIVITY:
        Net investment income ..............................         112,776           (49,646)        6,748,480         4,850,542
        Realized gain (loss) on investments ................          46,759           350,587        (9,891,459)         (535,934)
        Change in unrealized gain (loss)
                  on investments ...........................      (7,089,737)       (7,052,261)        4,414,829        (9,518,647)
        Reinvested capital gains ...........................               -                 -                 -                 -
                                                               -------------     -------------     -------------     -------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................      (6,930,202)       (6,751,320)        1,271,850        (5,204,039)
                                                               -------------     -------------     -------------     -------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................      12,443,493        30,102,882        23,759,607        21,514,941
        Transfers between funds ............................      (6,591,209)        3,858,095        21,904,043        (7,075,558)
        Redemptions ........................................      (4,297,405)       (2,736,832)       (6,517,420)       (3,805,183)
        Annuity benefits ...................................          (3,682)           (1,665)          (38,757)           (1,285)
        Annual contract maintenance charges
                  (note 2) .................................            (540)             (186)             (308)             (168)
        Contingent deferred sales charges
                  (note 2) .................................         (66,982)          (40,522)          (91,339)          (67,776)
        Adjustments to maintain reserves ...................         (14,996)            2,432           (27,444)              781
                                                               -------------     -------------     -------------     -------------
                           Net equity transactions .........       1,468,679        31,184,204        38,988,382        10,565,752
                                                               -------------     -------------     -------------     -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................      (5,461,523)       24,432,884        40,260,232         5,361,713
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................      51,320,504        26,887,620        55,299,575        49,937,862
                                                               -------------     -------------     -------------     -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................      45,858,981        51,320,504        95,559,807        55,299,575
                                                               =============     =============     =============     =============

CHANGES IN UNITS:
        Beginning units ....................................       4,254,275         1,974,337         5,607,802         4,575,209
                                                               -------------     -------------     -------------     -------------
        Units purchased ....................................         169,364         3,006,832         4,335,526         2,845,681
        Units redeemed .....................................         (53,883)         (726,894)         (480,933)       (1,813,088)
                                                               -------------     -------------     -------------     -------------
        Ending units .......................................       4,369,756         4,254,275         9,462,395         5,607,802
                                                               =============     =============     =============     =============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                         NSATEMMKT                         NSATGLOBTC
                                                               -----------------------------     -----------------------------
                                                                   2001             2000             2001             2000
                                                               ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
        Net investment income ..............................   $    (12,970)            (879)         (78,573)         (13,870)
        Realized gain (loss) on investments ................       (262,635)         (87,888)      (3,895,249)      (1,057,526)
        Change in unrealized gain (loss)
                  on investments ...........................        224,888              326          641,527       (1,360,035)
        Reinvested capital gains ...........................              -                -                -          114,212
                                                               ------------     ------------     ------------     ------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................        (50,717)         (88,441)      (3,332,295)      (2,317,219)
                                                               ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................      1,795,110           67,486        4,024,218        2,276,687
        Transfers between funds ............................      3,615,363          127,309        3,306,990        5,889,821
        Redemptions ........................................       (102,354)          (1,578)        (366,917)         (62,719)
        Annuity benefits ...................................           (976)               -               (2)               -
        Annual contract maintenance charges
                  (note 2) .................................            (18)               -             (223)             (26)
        Contingent deferred sales charges
                  (note 2) .................................         (1,147)               -           (4,661)             (82)
        Adjustments to maintain reserves ...................        (11,836)              91          (92,216)        (214,515)
                                                               ------------     ------------     ------------     ------------
                           Net equity transactions .........      5,294,142          193,308        6,867,189        7,889,166
                                                               ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................      5,243,425          104,867        3,534,894        5,571,947
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................        104,867                -        5,571,947                -
                                                               ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................   $  5,348,292          104,867        9,106,841        5,571,947
                                                               ============     ============     ============     ============

CHANGES IN UNITS:
        Beginning units ....................................         12,616                -          873,083                -
                                                               ------------     ------------     ------------     ------------
        Units purchased ....................................        688,726           12,904        1,726,889          896,490
        Units redeemed .....................................        (12,554)            (288)         (78,564)         (23,407)
                                                               ------------     ------------     ------------     ------------
        Ending units .......................................        688,788           12,616        2,521,408          873,083
                                                               ============     ============     ============     ============


                                                                         NSATINTGR                         NSATGVTBD
                                                               -----------------------------     -----------------------------
                                                                   2001             2000             2001             2000
                                                               ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
        Net investment income ..............................        (14,846)          (1,346)      20,168,853       13,853,129
        Realized gain (loss) on investments ................         75,164          (45,487)       2,568,288       (2,858,471)
        Change in unrealized gain (loss)
                  on investments ...........................         23,267            6,563        1,559,036       19,607,075
        Reinvested capital gains ...........................              -                -          828,781                -
                                                               ------------     ------------     ------------     ------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................         83,585          (40,270)      25,124,958       30,601,733
                                                               ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................      2,180,249           70,191      208,529,666      103,503,151
        Transfers between funds ............................     (1,056,473)         375,299       79,594,315      (10,659,484)
        Redemptions ........................................        (24,186)          (1,782)     (42,386,835)     (19,065,772)
        Annuity benefits ...................................              -                -          (39,505)          (5,111)
        Annual contract maintenance charges
                  (note 2) .................................            (34)               -           (3,989)          (2,531)
        Contingent deferred sales charges
                  (note 2) .................................           (545)               -         (653,031)        (301,999)
        Adjustments to maintain reserves ...................           (808)              (6)          30,786           10,440
                                                               ------------     ------------     ------------     ------------
                           Net equity transactions .........      1,098,203          443,702      245,071,407       73,478,694
                                                               ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................      1,181,788          403,432      270,196,365      104,080,427
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................        403,432                -      345,808,194      241,727,767
                                                               ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................      1,585,220          403,432      616,004,559      345,808,194
                                                               ============     ============     ============     ============

CHANGES IN UNITS:
        Beginning units ....................................         43,902                -       30,078,964       23,054,706
                                                               ------------     ------------     ------------     ------------
        Units purchased ....................................        274,565           44,989       24,092,852       22,268,670
        Units redeemed .....................................        (68,342)          (1,087)      (2,729,970)     (15,244,412)
                                                               ------------     ------------     ------------     ------------
        Ending units .......................................        250,125           43,902       51,441,846       30,078,964
                                                               ============     ============     ============     ============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                            NSATBAL                          NSATMSECBD
                                                               --------------------------------   --------------------------------
                                                                    2001              2000             2001              2000
                                                               --------------    --------------   --------------    --------------
INVESTMENT ACTIVITY:
        Net investment income ..............................   $    1,461,391         1,612,010        4,954,682         4,209,889
        Realized gain (loss) on investments ................         (999,307)         (233,045)      (1,697,833)       (1,416,193)
        Change in unrealized gain (loss)
                  on investments ...........................       (6,196,777)       (3,168,340)        (162,133)          864,606
        Reinvested capital gains ...........................                -                 -                -                 -
                                                               --------------    --------------   --------------    --------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................       (5,734,693)       (1,789,375)       3,094,716         3,658,302
                                                               --------------    --------------   --------------    --------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................       42,522,114        46,546,340       30,631,377        32,251,061
        Transfers between funds ............................        4,701,223        (7,981,627)       3,061,118         3,587,916
        Redemptions ........................................      (10,472,030)       (5,941,381)      (8,480,239)       (4,353,022)
        Annuity benefits ...................................           (7,208)             (560)          (5,153)              (86)
        Annual contract maintenance charges
                  (note 2) .................................           (1,501)           (1,164)            (285)             (161)
        Contingent deferred sales charges
                  (note 2) .................................         (167,611)         (106,034)        (132,781)          (75,160)
        Adjustments to maintain reserves ...................          (88,549)            5,006           13,265               900
                                                               --------------    --------------   --------------    --------------
                           Net equity transactions .........       36,486,438        32,520,580       25,087,302        31,411,448
                                                               --------------    --------------   --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................       30,751,745        30,731,205       28,182,018        35,069,750
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................      104,626,131        73,894,926       94,390,812        59,321,062
                                                               --------------    --------------   --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................   $  135,377,876       104,626,131      122,572,830        94,390,812
                                                               ==============    ==============   ==============    ==============

CHANGES IN UNITS:
        Beginning units ....................................        9,840,207         6,828,549        8,741,583         5,745,755
                                                               --------------    --------------   --------------    --------------
        Units purchased ....................................        4,236,304         5,628,778        2,747,187         6,111,981
        Units redeemed .....................................         (649,841)       (2,617,120)        (459,882)       (3,116,153)
                                                               --------------    --------------   --------------    --------------
        Ending units .......................................       13,426,670         9,840,207       11,028,888         8,741,583
                                                               ==============    ==============   ==============    ==============


                                                                           NSATMYMKT                          NSATGLOB50
                                                               --------------------------------    --------------------------------
                                                                    2001              2000              2001              2000
                                                               --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
        Net investment income ..............................       21,248,847        25,289,928           286,267           (90,152)
        Realized gain (loss) on investments ................                -                 -       (14,014,497)        1,960,625
        Change in unrealized gain (loss)
                  on investments ...........................                -                 -         5,278,208        (9,742,003)
        Reinvested capital gains ...........................                -                 -                 -         1,639,194
                                                               --------------    --------------    --------------    --------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................       21,248,847        25,289,928        (8,450,022)       (6,232,336)
                                                               --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................      925,019,516       838,515,011         4,731,108        18,603,078
        Transfers between funds ............................     (203,378,995)     (388,293,928)       (3,417,391)       (2,725,632)
        Redemptions ........................................     (209,672,827)      (95,747,059)       (2,028,459)       (2,059,534)
        Annuity benefits ...................................          (96,248)          (74,157)             (830)             (216)
        Annual contract maintenance charges
                  (note 2) .................................           (4,911)           (1,911)             (627)             (480)
        Contingent deferred sales charges
                  (note 2) .................................       (2,490,220)       (1,108,426)          (30,925)          (39,284)
        Adjustments to maintain reserves ...................          406,078           (67,852)          (20,711)          (17,045)
                                                               --------------    --------------    --------------    --------------
                           Net equity transactions .........      509,782,393       353,221,678          (767,835)       13,760,887
                                                               --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................      531,031,240       378,511,606        (9,217,857)        7,528,551
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................      788,047,281       409,535,675        44,628,929        37,100,378
                                                               --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................    1,319,078,521       788,047,281        35,411,072        44,628,929
                                                               ==============    ==============    ==============    ==============

CHANGES IN UNITS:
        Beginning units ....................................       70,634,877        37,954,711         3,553,920         2,562,069
                                                               --------------    --------------    --------------    --------------
        Units purchased ....................................       59,070,188        85,241,760           275,954         5,284,856
        Units redeemed .....................................      (13,923,626)      (52,561,594)         (315,872)       (4,293,005)
                                                               --------------    --------------    --------------    --------------
        Ending units .......................................      115,781,439        70,634,877         3,514,002         3,553,920
                                                               ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                         NSATSMCAPG                        NSATSMCAPV
                                                               ------------------------------    ------------------------------
                                                                    2001             2000             2001             2000
                                                               -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
        Net investment income ..............................   $    (944,565)        (517,795)      (2,903,263)      (1,092,180)
        Realized gain (loss) on investments ................     (20,891,380)       1,286,394        3,673,424        2,335,897
        Change in unrealized gain (loss)
                  on investments ...........................      12,606,435      (17,955,941)      17,317,519      (21,605,961)
        Reinvested capital gains ...........................               -          775,379       26,302,824       26,714,354
                                                               -------------    -------------    -------------    -------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................      (9,229,510)     (16,411,963)      44,390,504        6,352,110
                                                               -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................      34,075,774       56,497,245       92,625,183       49,089,651
        Transfers between funds ............................      15,671,384       17,777,370      127,309,980       20,945,489
        Redemptions ........................................      (4,396,701)      (2,316,123)     (20,217,316)      (5,373,726)
        Annuity benefits ...................................          (2,411)            (390)         (21,888)          (1,088)
        Annual contract maintenance charges
                  (note 2) .................................          (1,254)            (290)          (5,050)          (2,433)
        Contingent deferred sales charges
                  (note 2) .................................         (72,389)         (40,581)        (363,275)        (109,546)
        Adjustments to maintain reserves ...................      (1,605,633)          27,418           94,517            2,838
                                                               -------------    -------------    -------------    -------------
                           Net equity transactions .........      43,668,770       71,944,649      199,422,151       64,551,185
                                                               -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................      34,439,260       55,532,686      243,812,655       70,903,295
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................      69,785,338       14,252,652      139,870,198       68,966,903
                                                               -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................   $ 104,224,598       69,785,338      383,682,853      139,870,198
                                                               =============    =============    =============    =============

CHANGES IN UNITS:
        Beginning units ....................................       4,035,276          599,267        9,836,911        5,606,043
                                                               -------------    -------------    -------------    -------------
        Units purchased ....................................       3,225,240        7,121,558       11,439,851       14,392,825
        Units redeemed .....................................        (241,033)      (3,685,549)        (880,010)     (10,161,957)
                                                               -------------    -------------    -------------    -------------
        Ending units .......................................       7,019,483        4,035,276       20,396,752        9,836,911
                                                               =============    =============    =============    =============


                                                                          NSATSMCO                         NSATSTRVAL
                                                               ------------------------------    ------------------------------
                                                                    2001             2000             2001             2000
                                                               -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
        Net investment income ..............................      (2,442,953)      (1,852,079)        (119,198)         (20,996)
        Realized gain (loss) on investments ................     (50,334,441)      14,652,717          (44,923)         152,087
        Change in unrealized gain (loss)
                  on investments ...........................      34,111,427      (43,187,481)      (1,029,469)       1,229,421
        Reinvested capital gains ...........................               -       39,062,828           28,421                -
                                                               -------------    -------------    -------------    -------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................     (18,665,967)       8,675,985       (1,165,169)       1,360,512
                                                               -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................      61,219,849      105,158,467          339,908        7,016,204
        Transfers between funds ............................      11,787,081       24,480,147          238,685          474,872
        Redemptions ........................................     (16,465,397)     (13,005,490)      (2,589,872)      (1,046,662)
        Annuity benefits ...................................         (21,640)          (3,070)               -                -
        Annual contract maintenance charges
                  (note 2) .................................          (3,759)          (1,512)            (275)            (123)
        Contingent deferred sales charges
                  (note 2) .................................        (214,784)        (166,521)        (107,192)         (18,088)
        Adjustments to maintain reserves ...................         (78,929)          29,330             (604)             399
                                                               -------------    -------------    -------------    -------------
                           Net equity transactions .........      56,222,421      116,491,351       (2,119,350)       6,426,602
                                                               -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................      37,556,454      125,167,336       (3,284,519)       7,787,114
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................     227,220,649      102,053,313       22,067,980       14,280,866
                                                               -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................     264,777,103      227,220,649       18,783,461       22,067,980
                                                               =============    =============    =============    =============

CHANGES IN UNITS:
        Beginning units ....................................      14,358,246        7,226,898        2,045,136        1,453,494
                                                               -------------    -------------    -------------    -------------
        Units purchased ....................................       4,027,777       31,180,668           66,191        3,766,431
        Units redeemed .....................................        (624,665)     (24,049,320)        (296,946)      (3,174,789)
                                                               -------------    -------------    -------------    -------------
        Ending units .......................................      17,761,358       14,358,246        1,814,381        2,045,136
                                                               =============    =============    =============    =============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                         NSATSTMCAP                         NSATTOTRE
                                                               ------------------------------    ------------------------------
                                                                   2001             2000              2001             2000
                                                               -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
        Net investment income ..............................   $  (1,671,754)      (1,850,520)      (1,499,982)      (1,881,426)
        Realized gain (loss) on investments ................     (69,995,208)      20,409,266      (39,571,282)       2,225,351
        Change in unrealized gain (loss)
                  on investments ...........................      12,802,743      (68,420,907)     (48,867,691)    (228,097,732)
        Reinvested capital gains ...........................               -        7,110,947       14,632,157      207,299,915
                                                               -------------    -------------    -------------    -------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................     (58,864,219)     (42,751,214)     (75,306,798)     (20,453,892)
                                                               -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................      33,220,090      108,458,682      102,434,209      180,515,782
        Transfers between funds ............................     (14,974,739)      32,261,262      (28,656,087)     (72,738,625)
        Redemptions ........................................     (10,398,229)     (10,028,767)     (43,996,482)     (34,074,138)
        Annuity benefits ...................................          (2,297)            (354)         (63,436)         (33,789)
        Annual contract maintenance charges
                  (note 2) .................................          (5,453)          (2,714)         (21,809)         (16,888)
        Contingent deferred sales charges
                  (note 2) .................................        (194,056)        (186,187)        (813,328)        (681,599)
        Adjustments to maintain reserves ...................        (171,543)          52,422         (157,926)          53,083
                                                               -------------    -------------    -------------    -------------
                           Net equity transactions .........       7,473,773      130,554,344       28,725,141       73,023,826
                                                               -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................     (51,390,446)      87,803,130      (46,581,657)      52,569,934
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................     175,127,832       87,324,702      562,856,517      510,286,583
                                                               -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................   $ 123,737,386      175,127,832      516,274,860      562,856,517
                                                               =============    =============    =============    =============

CHANGES IN UNITS:
        Beginning units ....................................       9,594,511        4,077,931       45,824,388       40,239,354
                                                               -------------    -------------    -------------    -------------
        Units purchased ....................................         298,172       13,730,696        3,444,148       18,674,436
        Units redeemed .....................................         (90,055)      (8,214,116)      (1,008,448)     (13,089,402)
                                                               -------------    -------------    -------------    -------------
        Ending units .......................................       9,802,628        9,594,511       48,260,088       45,824,388
                                                               =============    =============    =============    =============


                                                                          NSATGRFOC                        NBAMTGUARD
                                                               ------------------------------    ------------------------------
                                                                    2001             2000             2001             2000
                                                               -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
        Net investment income ..............................         (52,747)          (4,841)        (743,376)        (385,982)
        Realized gain (loss) on investments ................      (2,669,702)        (505,621)         724,117        2,154,241
        Change in unrealized gain (loss)
                  on investments ...........................         374,556         (256,200)      (8,681,449)      (2,906,624)
        Reinvested capital gains ...........................               -                -        5,751,271                -
                                                               -------------    -------------    -------------    -------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................      (2,347,893)        (766,662)      (2,949,437)      (1,138,365)
                                                               -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................       1,667,055          443,630       34,797,877       27,129,554
        Transfers between funds ............................       6,140,722        2,215,215       13,007,884       (3,783,997)
        Redemptions ........................................        (139,554)          (3,456)      (6,810,025)      (4,313,697)
        Annuity benefits ...................................             (30)               -           (3,490)             (52)
        Annual contract maintenance charges
                  (note 2) .................................             (74)              (7)          (2,377)          (1,801)
        Contingent deferred sales charges
                  (note 2) .................................          (1,168)               -         (116,071)         (87,584)
        Adjustments to maintain reserves ...................           4,948           (5,269)         (17,957)           1,705
                                                               -------------    -------------    -------------    -------------
                           Net equity transactions .........       7,671,899        2,650,113       40,855,841       18,944,128
                                                               -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................       5,324,006        1,883,451       37,906,404       17,805,763
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................       1,883,451                -       82,603,102       64,797,339
                                                               -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................       7,207,457        1,883,451      120,509,506       82,603,102
                                                               =============    =============    =============    =============

CHANGES IN UNITS:
        Beginning units ....................................         302,210                -        5,437,332        4,217,877
                                                               -------------    -------------    -------------    -------------
        Units purchased ....................................       1,665,326          304,546        3,250,586        3,709,554
        Units redeemed .....................................         (28,738)          (2,336)        (358,383)      (2,490,099)
                                                               -------------    -------------    -------------    -------------
        Ending units .......................................       1,938,798          302,210        8,329,535        5,437,332
                                                               =============    =============    =============    =============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                          NBAMTMCGR                         NBAMTPART
                                                               ------------------------------    ------------------------------
                                                                   2001             2000             2001             2000
                                                               -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
        Net investment income ..............................   $  (2,900,568)      (2,509,235)        (774,120)        (275,054)
        Realized gain (loss) on investments ................    (117,419,495)      33,439,981      (12,871,013)      (9,900,668)
        Change in unrealized gain (loss)
                  on investments ...........................      42,528,798      (79,901,703)       4,459,298      (10,212,756)
        Reinvested capital gains ...........................               -           56,886        4,244,734       19,587,870
                                                               -------------    -------------    -------------    -------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................     (77,791,265)     (48,914,071)      (4,941,101)        (800,608)
                                                               -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................      75,563,479      168,420,408       16,827,838       24,470,205
        Transfers between funds ............................     (17,591,692)      73,327,761       (5,254,099)     (24,469,876)
        Redemptions ........................................     (15,843,983)     (11,550,909)      (7,266,485)      (6,450,907)
        Annuity benefits ...................................         (23,953)          (1,173)          (3,731)          (9,525)
        Annual contract maintenance charges
                  (note 2) .................................          (6,025)          (3,482)          (1,367)          (1,083)
        Contingent deferred sales charges
                  (note 2) .................................        (273,334)        (226,747)        (147,726)        (145,162)
        Adjustments to maintain reserves ...................        (183,670)          23,759          (14,410)           1,309
                                                               -------------    -------------    -------------    -------------
                           Net equity transactions .........      41,640,822      229,989,617        4,140,020       (6,605,039)
                                                               -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................     (36,150,443)     181,075,546         (801,081)      (7,405,647)
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................     285,159,537      104,083,991      120,192,455      127,598,102
                                                               -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................   $ 249,009,094      285,159,537      119,391,374      120,192,455
                                                               =============    =============    =============    =============

CHANGES IN UNITS:
        Beginning units ....................................      13,579,156        4,329,553       10,654,856       11,409,549
                                                               -------------    -------------    -------------    -------------
        Units purchased ....................................       3,480,370       20,856,272          349,973        6,068,008
        Units redeemed .....................................        (814,733)     (11,606,669)        (104,586)      (6,822,701)
                                                               -------------    -------------    -------------    -------------
        Ending units .......................................      16,244,793       13,579,156       10,900,243       10,654,856
                                                               =============    =============    =============    =============


                                                                          OPPAGGGRO                         OPPCAPAP
                                                               ------------------------------    ------------------------------
                                                                    2001            2000             2001             2000
                                                               -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
        Net investment income ..............................        (462,356)      (3,913,210)      (2,583,161)      (3,231,202)
        Realized gain (loss) on investments ................    (306,512,381)      42,923,233       (6,741,625)       8,250,121
        Change in unrealized gain (loss)
                  on investments ...........................     114,233,984     (160,398,654)    (101,519,745)     (43,595,783)
        Reinvested capital gains ...........................      50,386,308        9,393,044       41,530,597       15,688,516
                                                               -------------    -------------    -------------    -------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................    (142,354,445)    (111,995,587)     (69,313,934)     (22,888,348)
                                                               -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................      97,571,216      277,860,705      174,058,968      231,537,703
        Transfers between funds ............................     (61,968,222)     114,821,812      (14,813,561)      74,229,626
        Redemptions ........................................     (22,805,459)     (20,446,337)     (32,506,978)     (17,385,622)
        Annuity benefits ...................................         (13,237)          (4,361)         (66,676)         (19,985)
        Annual contract maintenance charges
                  (note 2) .................................         (17,711)          (6,285)         (13,343)          (5,821)
        Contingent deferred sales charges
                  (note 2) .................................        (402,256)        (355,142)        (544,341)        (323,927)
        Adjustments to maintain reserves ...................        (265,906)         333,361          (87,851)             240
                                                               -------------    -------------    -------------    -------------
                           Net equity transactions .........      12,098,425      372,203,753      126,026,218      288,032,214
                                                               -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................    (130,256,020)     260,208,166       56,712,284      265,143,866
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................     407,541,523      147,333,357      437,985,467      172,841,601
                                                               -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................     277,285,503      407,541,523      494,697,751      437,985,467
                                                               =============    =============    =============    =============

CHANGES IN UNITS:
        Beginning units ....................................      22,357,403        7,360,962       25,624,577       10,136,548
                                                               -------------    -------------    -------------    -------------
        Units purchased ....................................       1,314,021       46,701,481        9,344,985       22,430,510
        Units redeemed .....................................      (1,551,710)     (31,705,040)      (1,640,795)      (6,942,481)
                                                               -------------    -------------    -------------    -------------
        Ending units .......................................      22,119,714       22,357,403       33,328,767       25,624,577
                                                               =============    =============    =============    =============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                          OPPGISEC                         OPPMSGRINC
                                                               ------------------------------    ------------------------------
                                                                   2001             2000             2001             2000
                                                               -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
        Net investment income ..............................   $    (777,962)        (174,028)      (2,331,173)      (1,968,058)
        Realized gain (loss) on investments ................     (13,066,391)      (1,319,208)      (2,437,653)         232,890
        Change in unrealized gain (loss)
                  on investments ...........................       1,381,912          965,928      (37,845,947)     (39,536,083)
        Reinvested capital gains ...........................       8,424,403                -                -        8,795,854
                                                               -------------    -------------    -------------    -------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................      (4,038,038)        (527,308)     (42,614,773)     (32,475,397)
                                                               -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................      85,796,961       31,183,252      133,325,648      217,074,469
        Transfers between funds ............................      21,328,634       16,826,032       (6,528,113)      18,802,247
        Redemptions ........................................      (4,905,762)        (804,240)     (27,890,719)     (14,068,592)
        Annuity benefits ...................................          (9,316)               -          (37,445)          (2,903)
        Annual contract maintenance charges
                  (note 2) .................................            (516)             (13)          (5,155)          (2,461)
        Contingent deferred sales charges
                  (note 2) .................................         (56,862)          (5,564)        (414,335)        (254,832)
        Adjustments to maintain reserves ...................         (41,819)         (11,898)        (216,910)          14,700
                                                               -------------    -------------    -------------    -------------
                           Net equity transactions .........     102,111,320       47,187,569       98,232,971      221,562,628
                                                               -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................      98,073,282       46,660,261       55,618,198      189,087,231
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................      46,660,261                -      330,697,072      141,609,841
                                                               -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................   $ 144,733,543       46,660,261      386,315,270      330,697,072
                                                               =============    =============    =============    =============

CHANGES IN UNITS:
        Beginning units ....................................       4,293,665                -       27,040,319       10,862,734
                                                               -------------    -------------    -------------    -------------
        Units purchased ....................................      11,677,638        4,401,618        9,826,664       19,858,161
        Units redeemed .....................................        (489,213)        (107,953)      (1,665,662)      (3,680,576)
                                                               -------------    -------------    -------------    -------------
        Ending units .......................................      15,482,090        4,293,665       35,201,321       27,040,319
                                                               =============    =============    =============    =============


                                                                           STOPP2                           UIFEMMKT
                                                               ------------------------------    ------------------------------
                                                                    2001            2000             2001             2000
                                                               -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
        Net investment income ..............................        (550,481)        (153,189)       1,580,759        1,640,174
        Realized gain (loss) on investments ................      (7,818,297)           7,962       (1,129,430)         740,253
        Change in unrealized gain (loss)
                  on investments ...........................     (19,098,582)      (3,825,916)         756,828       (1,355,540)
        Reinvested capital gains ...........................      23,969,754        4,138,882                -                -
                                                               -------------    -------------    -------------    -------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................      (3,497,606)         167,739        1,208,157        1,024,887
                                                               -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................      85,972,720       27,138,606        3,616,249        5,135,699
        Transfers between funds ............................      48,009,274       12,948,247         (919,447)       5,238,054
        Redemptions ........................................      (6,083,743)        (932,160)      (1,091,122)        (808,451)
        Annuity benefits ...................................            (893)               -             (102)               -
        Annual contract maintenance charges
                  (note 2) .................................            (511)             (26)            (272)            (103)
        Contingent deferred sales charges
                  (note 2) .................................         (55,555)          (9,810)         (17,103)         (11,623)
        Adjustments to maintain reserves ...................          (1,446)          10,203              938              327
                                                               -------------    -------------    -------------    -------------
                           Net equity transactions .........     127,839,846       39,155,060        1,589,141        9,553,903
                                                               -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................     124,342,240       39,322,799        2,797,298       10,578,790
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................      39,322,799                -       17,291,284        6,712,494
                                                               -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................     163,665,039       39,322,799       20,088,582       17,291,284
                                                               =============    =============    =============    =============

CHANGES IN UNITS:
        Beginning units ....................................       3,695,485                -        1,404,273          665,922
                                                               -------------    -------------    -------------    -------------
        Units purchased ....................................      13,213,223        3,818,203          115,945          929,343
        Units redeemed .....................................        (549,127)        (122,718)         (30,501)        (190,992)
                                                               -------------    -------------    -------------    -------------
        Ending units .......................................      16,359,581        3,695,485        1,489,717        1,404,273
                                                               =============    =============    =============    =============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                          UIFMIDCAPG                         UIFUSRE
                                                                -----------------------------     -----------------------------
                                                                    2001             2000             2001             2000
                                                                ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
        Net investment income ..............................    $   (126,382)         (21,581)       2,768,275       12,602,563
        Realized gain (loss) on investments ................      (2,712,021)         (73,641)       3,574,168        2,801,333
        Change in unrealized gain (loss)
                  on investments ...........................        (448,739)        (795,505)      (1,431,856)       2,954,436
        Reinvested capital gains ...........................               -           11,925          767,200          319,950
                                                                ------------     ------------     ------------     ------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................      (3,287,142)        (878,802)       5,677,787       18,678,282
                                                                ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................       9,752,182        5,262,458       29,700,347       20,826,430
        Transfers between funds ............................       1,548,255        3,535,282       10,950,115       16,556,157
        Redemptions ........................................        (739,876)        (131,528)     (10,049,483)      (1,793,241)
        Annuity benefits ...................................          (3,731)            (627)         (19,871)               -
        Annual contract maintenance charges
                  (note 2) .................................            (114)               -             (578)            (120)
        Contingent deferred sales charges
                  (note 2) .................................          (4,999)          (2,318)        (366,882)         (26,471)
        Adjustments to maintain reserves ...................          (1,848)            (111)          35,509       (9,786,882)
                                                                ------------     ------------     ------------     ------------
                           Net equity transactions .........      10,549,869        8,663,156       30,249,157       25,775,873
                                                                ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................       7,262,727        7,784,354       35,926,944       44,454,155
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................       7,784,354                -       65,605,966       21,151,811
                                                                ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................    $ 15,047,081        7,784,354      101,532,910       65,605,966
                                                                ============     ============     ============     ============

CHANGES IN UNITS:
        Beginning units ....................................         829,292                -        5,684,632        2,410,128
                                                                ------------     ------------     ------------     ------------
        Units purchased ....................................       1,468,466          849,514        2,745,564        9,646,859
        Units redeemed .....................................         (84,987)         (20,222)        (453,785)      (6,372,355)
                                                                ------------     ------------     ------------     ------------
        Ending units .......................................       2,212,771          829,292        7,976,411        5,684,632
                                                                ============     ============     ============     ============


                                                                          VEWRLDEMKT                         VEWRLDHAS
                                                                 -----------------------------     -----------------------------
                                                                     2001             2000             2001             2000
                                                                 ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
        Net investment income ..............................         (407,083)        (453,093)         (28,297)         (12,679)
        Realized gain (loss) on investments ................       (2,188,657)     (12,977,256)      (1,728,731)         406,143
        Change in unrealized gain (loss)
                  on investments ...........................        3,248,864       (7,305,424)          88,353          140,154
        Reinvested capital gains ...........................                -                -                -                -
                                                                 ------------     ------------     ------------     ------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................          653,124      (20,735,773)      (1,668,675)         533,618
                                                                 ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................        6,805,066       27,480,100        2,741,469        3,261,390
        Transfers between funds ............................        6,178,490       (6,211,962)       1,020,900         (123,880)
        Redemptions ........................................       (2,068,055)      (2,808,900)        (829,317)        (679,660)
        Annuity benefits ...................................           (7,071)          (2,046)               -                -
        Annual contract maintenance charges
                  (note 2) .................................             (816)            (484)            (109)             (49)
        Contingent deferred sales charges
                  (note 2) .................................          (49,104)         (62,042)         (15,244)         (18,309)
        Adjustments to maintain reserves ...................           29,248           (2,093)          30,155           (5,728)
                                                                 ------------     ------------     ------------     ------------
                           Net equity transactions .........       10,887,758       18,392,573        2,947,854        2,433,764
                                                                 ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................       11,540,882       (2,343,200)       1,279,179        2,967,382
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................       32,332,569       34,675,769        9,748,397        6,781,015
                                                                 ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................       43,873,451       32,332,569       11,027,576        9,748,397
                                                                 ============     ============     ============     ============

CHANGES IN UNITS:
        Beginning units ....................................        3,907,641        2,765,673        1,025,478          823,966
                                                                 ------------     ------------     ------------     ------------
        Units purchased ....................................        1,401,457       17,715,204          244,847       10,364,644
        Units redeemed .....................................         (168,817)     (16,573,236)         (37,448)     (10,163,132)
                                                                 ------------     ------------     ------------     ------------
        Ending units .......................................        5,140,281        3,907,641        1,232,877        1,025,478
                                                                 ============     ============     ============     ============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                          VVIFDSTK                          VVIFINVQBD
                                                                -----------------------------     -----------------------------
                                                                    2001             2000             2001             2000
                                                                ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
        Net investment income ..............................    $   (140,146)         (12,312)          93,700          111,574
        Realized gain (loss) on investments ................         (14,787)          12,402            7,976           (6,761)
        Change in unrealized gain (loss)
                  on investments ...........................        (151,158)        (175,395)          15,738           96,171
        Reinvested capital gains ...........................          47,029                -           13,986                -
                                                                ------------     ------------     ------------     ------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................        (259,062)        (175,305)         131,400          200,984
                                                                ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................       7,919,746        9,389,168           81,423          741,639
        Transfers between funds ............................          56,088          105,125            5,405         (342,460)
        Redemptions ........................................      (1,110,256)        (449,508)        (149,527)         (72,548)
        Annuity benefits ...................................               -                -                -                -
        Annual contract maintenance charges
                  (note 2) .................................               -                -                -                -
        Contingent deferred sales charges
                  (note 2) .................................         (16,588)          (7,921)          (1,535)          (2,123)
        Adjustments to maintain reserves ...................          (1,512)           1,740             (345)             765
                                                                ------------     ------------     ------------     ------------
                           Net equity transactions .........       6,847,478        9,038,604          (64,579)         325,273
                                                                ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................       6,588,416        8,863,299           66,821          526,257
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................      12,900,877        4,037,578        2,258,589        1,732,332
                                                                ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................    $ 19,489,293       12,900,877        2,325,410        2,258,589
                                                                ============     ============     ============     ============

CHANGES IN UNITS:
        Beginning units ....................................       1,212,731          300,754          105,232           73,535
                                                                ------------     ------------     ------------     ------------
        Units purchased ....................................         888,868          926,297          154,043           73,495
        Units redeemed .....................................         (96,787)         (14,320)         (59,691)         (41,798)
                                                                ------------     ------------     ------------     ------------
        Ending units .......................................       2,004,812        1,212,731          199,584          105,232
                                                                ============     ============     ============     ============


                                                                         VVIFSMCOOPP                        WRASSTRAT
                                                                -----------------------------     -----------------------------
                                                                    2001             2000             2001             2000
                                                                ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
        Net investment income ..............................         (11,188)           1,635          699,422                -
        Realized gain (loss) on investments ................          28,752            2,410         (138,017)               -
        Change in unrealized gain (loss)
                  on investments ...........................        (189,315)         347,726       (2,095,004)               -
        Reinvested capital gains ...........................               -                -                -                -
                                                                ------------     ------------     ------------     ------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................        (171,751)         351,771       (1,533,599)               -
                                                                ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................         704,531          636,057       48,844,490           19,237
        Transfers between funds ............................         (96,312)          12,611       (2,776,003)               -
        Redemptions ........................................         (99,237)         (37,487)        (644,925)               -
        Annuity benefits ...................................               -                -                -                -
        Annual contract maintenance charges
                  (note 2) .................................               -                -                -                -
        Contingent deferred sales charges
                  (note 2) .................................          (6,319)            (881)         (12,061)               -
        Adjustments to maintain reserves ...................             332              (95)           8,091                4
                                                                ------------     ------------     ------------     ------------
                           Net equity transactions .........         502,995          610,205       45,419,592           19,241
                                                                ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................         331,244          961,976       43,885,993           19,241
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................       2,333,115        1,371,139           19,241                -
                                                                ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................       2,664,359        2,333,115       43,905,234           19,241
                                                                ============     ============     ============     ============

CHANGES IN UNITS:
        Beginning units ....................................          95,769           37,942            1,854                -
                                                                ------------     ------------     ------------     ------------
        Units purchased ....................................         176,964           62,850        5,070,121            1,854
        Units redeemed .....................................         (31,585)          (5,023)        (311,468)               -
                                                                ------------     ------------     ------------     ------------
        Ending units .......................................         241,148           95,769        4,760,507            1,854
                                                                ============     ============     ============     ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                            WRBAL                            WRBND
                                                                -----------------------------    -----------------------------
                                                                    2001             2000            2001             2000
                                                                ------------     ------------    ------------     ------------
INVESTMENT ACTIVITY:
        Net investment income ..............................    $    816,706                -       2,193,956                -
        Realized gain (loss) on investments ................         (53,230)               -          34,786                -
        Change in unrealized gain (loss)
                  on investments ...........................      (1,880,377)               -      (1,124,164)               -
        Reinvested capital gains ...........................               -                -               -                -
                                                                ------------     ------------    ------------     ------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................      (1,116,901)               -       1,104,578                -
                                                                ------------     ------------    ------------     ------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................      48,217,326            4,870      52,089,059           12,107
        Transfers between funds ............................        (269,524)               -       2,686,992                -
        Redemptions ........................................        (763,504)               -        (905,780)               -
        Annuity benefits ...................................               -                -               -                -
        Annual contract maintenance charges
                  (note 2) .................................               -                -               -                -
        Contingent deferred sales charges
                  (note 2) .................................          (4,168)               -         (10,474)               -
        Adjustments to maintain reserves ...................           8,220                3          18,407                -
                                                                ------------     ------------    ------------     ------------
                           Net equity transactions .........      47,188,350            4,873      53,878,204           12,107
                                                                ------------     ------------    ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................      46,071,449            4,873      54,982,782           12,107
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................           4,873                -          12,107                -
                                                                ------------     ------------    ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................    $ 46,076,322            4,873      54,994,889           12,107
                                                                ============     ============    ============     ============

CHANGES IN UNITS:
        Beginning units ....................................             476                -           1,184                -
                                                                ------------     ------------    ------------     ------------
        Units purchased ....................................       4,948,401              476       5,150,469            1,184
        Units redeemed .....................................        (101,661)               -         (82,442)               -
                                                                ------------     ------------    ------------     ------------
        Ending units .......................................       4,847,216              476       5,069,211            1,184
                                                                ============     ============    ============     ============


                                                                           WRCOREEQ                         WRGROWTH
                                                                -----------------------------     -----------------------------
                                                                    2001             2000             2001             2000
                                                                ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
        Net investment income ..............................        (769,573)               -          398,538                -
        Realized gain (loss) on investments ................          (4,158)               -          (27,144)               -
        Change in unrealized gain (loss)
                  on investments ...........................      (4,392,075)               -       (4,147,384)               -
        Reinvested capital gains ...........................               -                -                -                -
                                                                ------------     ------------     ------------     ------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................      (5,165,806)               -       (3,775,990)               -
                                                                ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................     185,987,685           20,217      176,276,221           14,253
        Transfers between funds ............................       4,427,962                -        2,368,552                -
        Redemptions ........................................      (3,190,756)               -       (2,300,781)               -
        Annuity benefits ...................................               -                -                -                -
        Annual contract maintenance charges
                  (note 2) .................................               -                -                -                -
        Contingent deferred sales charges
                  (note 2) .................................         (40,135)               -          (39,336)               -
        Adjustments to maintain reserves ...................         (22,211)              (7)         (25,396)              (3)
                                                                ------------     ------------     ------------     ------------
                           Net equity transactions .........     187,162,545           20,210      176,279,260           14,250
                                                                ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................     181,996,739           20,210      172,503,270           14,250
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................          20,210                -           14,250                -
                                                                ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................     182,016,949           20,210      172,517,520           14,250
                                                                ============     ============     ============     ============

CHANGES IN UNITS:
        Beginning units ....................................           1,979                -            1,408                -
                                                                ------------     ------------     ------------     ------------
        Units purchased ....................................      21,568,730            1,979       20,425,940            1,408
        Units redeemed .....................................        (349,703)               -         (256,461)               -
                                                                ------------     ------------     ------------     ------------
        Ending units .......................................      21,221,006            1,979       20,170,887            1,408
                                                                ============     ============     ============     ============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                            WRHIP                            WRINT
                                                                -----------------------------    -----------------------------
                                                                    2001             2000            2001             2000
                                                                ------------     ------------    ------------     ------------
INVESTMENT ACTIVITY:
        Net investment income ..............................    $  2,579,956                -       1,105,095                -
        Realized gain (loss) on investments ................         (11,690)               -         (12,075)               -
        Change in unrealized gain (loss)
                  on investments ...........................      (2,058,670)               -      (3,566,059)               -
        Reinvested capital gains ...........................               -                -               -                -
                                                                ------------     ------------    ------------     ------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................         509,596                -      (2,473,039)               -
                                                                ------------     ------------    ------------     ------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................      28,982,057                -      26,931,217            2,614
        Transfers between funds ............................       1,330,168                -       6,384,683                -
        Redemptions ........................................        (576,302)               -        (500,735)               -
        Annuity benefits ...................................               -                -               -                -
        Annual contract maintenance charges
                  (note 2) .................................               -                -               -                -
        Contingent deferred sales charges
                  (note 2) .................................          (5,044)               -          (7,241)               -
        Adjustments to maintain reserves ...................           6,571                -          (8,602)               4
                                                                ------------     ------------    ------------     ------------
                           Net equity transactions .........      29,737,450                -      32,799,322            2,618
                                                                ------------     ------------    ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................      30,247,046                -      30,326,283            2,618
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................               -                -           2,618                -
                                                                ------------     ------------    ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................    $ 30,247,046                -      30,328,901            2,618
                                                                ============     ============    ============     ============

CHANGES IN UNITS:
        Beginning units ....................................               -                -             258                -
                                                                ------------     ------------    ------------     ------------
        Units purchased ....................................       2,837,557                -       3,956,002              258
        Units redeemed .....................................         (51,972)               -         (57,723)               -
                                                                ------------     ------------    ------------     ------------
        Ending units .......................................       2,785,585                -       3,898,537              258
                                                                ============     ============    ============     ============


                                                                            WRLBP                            WRMMP
                                                                -----------------------------    -----------------------------
                                                                    2001             2000            2001             2000
                                                                ------------     ------------    ------------     ------------
INVESTMENT ACTIVITY:
        Net investment income ..............................         164,204                -         236,466                -
        Realized gain (loss) on investments ................           7,079                -               -                -
        Change in unrealized gain (loss)
                  on investments ...........................         (67,882)               -               -                -
        Reinvested capital gains ...........................               -                -               -                -
                                                                ------------     ------------    ------------     ------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................         103,401                -         236,466                -
                                                                ------------     ------------    ------------     ------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................       5,105,357                -      57,026,375                -
        Transfers between funds ............................         155,187                -     (23,028,039)               -
        Redemptions ........................................         (64,865)               -      (2,005,711)               -
        Annuity benefits ...................................               -                -               -                -
        Annual contract maintenance charges
                  (note 2) .................................               -                -               -                -
        Contingent deferred sales charges
                  (note 2) .................................            (525)               -          (4,257)               -
        Adjustments to maintain reserves ...................           1,124                -           6,797                -
                                                                ------------     ------------    ------------     ------------
                           Net equity transactions .........       5,196,278                -      31,995,165                -
                                                                ------------     ------------    ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................       5,299,679                -      32,231,631                -
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................               -                -               -                -
                                                                ------------     ------------    ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................       5,299,679                -      32,231,631                -
                                                                ============     ============    ============     ============

CHANGES IN UNITS:
        Beginning units ....................................               -                -               -                -
                                                                ------------     ------------    ------------     ------------
        Units purchased ....................................         490,875                -       4,101,054                -
        Units redeemed .....................................          (5,907)               -        (958,643)               -
                                                                ------------     ------------    ------------     ------------
        Ending units .......................................         484,968                -       3,142,411                -
                                                                ============     ============    ============     ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                          WRSCITECH                          WRSMCAP
                                                                -----------------------------     -----------------------------
                                                                    2001             2000             2001             2000
                                                                ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
        Net investment income ..............................    $    (73,079)               -         (418,831)               -
        Realized gain (loss) on investments ................        (278,983)               -         (139,963)               -
        Change in unrealized gain (loss)
                  on investments ...........................       1,526,995                -        3,668,515                -
        Reinvested capital gains ...........................               -                -                -                -
                                                                ------------     ------------     ------------     ------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................       1,174,933                -        3,109,721                -
                                                                ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................      50,142,171            5,891       63,019,161            2,675
        Transfers between funds ............................      (2,458,767)               -       10,426,501                -
        Redemptions ........................................        (634,945)               -         (703,059)               -
        Annuity benefits ...................................               -                -                -                -
        Annual contract maintenance charges
                  (note 2) .................................               -                -                -                -
        Contingent deferred sales charges
                  (note 2) .................................         (17,539)               -          (16,935)               -
        Adjustments to maintain reserves ...................         (11,793)              (3)           1,495               (4)
                                                                ------------     ------------     ------------     ------------
                           Net equity transactions .........      47,019,127            5,888       72,727,163            2,671
                                                                ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................      48,194,060            5,888       75,836,884            2,671
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................           5,888                -            2,671                -
                                                                ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................    $ 48,199,948            5,888       75,839,555            2,671
                                                                ============     ============     ============     ============

CHANGES IN UNITS:
        Beginning units ....................................             607                -              265                -
                                                                ------------     ------------     ------------     ------------
        Units purchased ....................................       6,052,105              607        7,852,256              265
        Units redeemed .....................................        (332,391)               -          (73,754)               -
                                                                ------------     ------------     ------------     ------------
        Ending units .......................................       5,720,321              607        7,778,767              265
                                                                ============     ============     ============     ============


                                                                               WRVP
                                                                  -----------------------------
                                                                      2001             2000
                                                                  ------------     ------------
INVESTMENT ACTIVITY:
        Net investment income ..............................             2,712                -
        Realized gain (loss) on investments ................            (1,391)               -
        Change in unrealized gain (loss)
                  on investments ...........................           812,792                -
        Reinvested capital gains ...........................                 -                -
                                                                  ------------     ------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................           814,113                -
                                                                  ------------     ------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................        35,118,607                -
        Transfers between funds ............................           752,289                -
        Redemptions ........................................          (120,067)               -
        Annuity benefits ...................................                 -                -
        Annual contract maintenance charges
                  (note 2) .................................                 -                -
        Contingent deferred sales charges
                  (note 2) .................................            (1,089)               -
        Adjustments to maintain reserves ...................             4,033                -
                                                                  ------------     ------------
                           Net equity transactions .........        35,753,773                -
                                                                  ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................        36,567,886                -
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................                 -                -
                                                                  ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................        36,567,886                -
                                                                  ============     ============

CHANGES IN UNITS:
        Beginning units ....................................                 -                -
                                                                  ------------     ------------
        Units purchased ....................................         3,628,243                -
        Units redeemed .....................................           (12,064)               -
                                                                  ------------     ------------
        Ending units .......................................         3,616,179                -
                                                                  ============     ============


See accompanying notes to financial statements.

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-9

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 2001 AND 2000



1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    (a) Organization and Nature of Operations

        The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

        On July 1, 1999, the Company (Depositor) transferred to the Account, 100,000 shares of the Victory VIF - Diversified Stock Fund Class A Shares, 100,000 shares of the Victory VIF - Investment Quality Bond Fund Class A Shares and 100,000 shares of the Victory VIF - Small Company Opportunity Fund Class A Shares, for which the Account was credited with 100,000 units of the Victory VIF - Diversified Stock Fund Class A Shares, 100,000 units of the Victory VIF - Investment Quality Bond Fund Class A Shares and 100,000 units of the Victory VIF - Small Company Opportunity Fund Class A Shares.

        On August 20, 2001, the Depositor transferred to the Account, 50,000 shares of the First Horizon Capital Appreciation Portfolio and 50,000 shares of the First Horizon Growth & Income Portfolio, for which the Account was credited 50,000 units of the First Horizon Capital Appreciation Portfolio and 50,000 units of the First Horizon Growth & Income Portfolio.

        The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

        Reinsurance - Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The amount of this charge was approximately $74,000 and $39,000 for the years 2001 and 2000, respectively. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

    (b) The Contracts

        Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

        With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

            Portfolios of the AIM Variable Insurance Funds (AIM VIF);
                AIM VIF - Balanced Fund (AIMBal)*
                AIM VIF   Blue Chip Fund (AIMBC)*
                AIM VIF - Capital Appreciation Fund (AIMCapAp)*
                AIM VIF - Growth and Income Fund (AIMGrInc)*
                AIM VIF - Value Fund (AIMVal)*

            Portfolios of the American Century Variable Portfolios, Inc.
              (American Century VP);
                American Century VP - American Century VP Income & Growth
                  (ACVPIncGr)
                American Century VP - American Century VP International
                  (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

            Portfolios of the BB&T Variable Insurance Funds (BB&T VIF);
                BB&T VIF - Capital Appreciation Fund (BBTCapAp)*
                BB&T VIF - Capital Manager Aggressive Growth Fund (BBTMAggGr)* BB&T VIF - Growth and Income Fund (BBTGrInc)*
                BB&T VIF - Large Company Growth Fund (BBTLgCoGr)*

            Portfolios of the Credit Suisse Trust;
                Credit Suisse Trust - Global Post-Venture Capital Portfolio
                  (CSWPGPV)
                Credit Suisse Trust - International Equity Portfolio (CSWPIntEq) Credit Suisse Trust - Large Cap Value Portfolio (CSWPVal)

            Deutsche VIT NASDAQ 100 Index Fund (DNIX)*

            Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                Dreyfus IP - European Equity Portfolio (DryEuroEq)

            The Dreyfus Socially Responsible Growth Fund Inc. (DrySRGro)

            Dreyfus Stock Index Fund (DryStkIx)

            Portfolios of the Dreyfus Variable Investment Funds (Dreyfus VIF);
                Dreyfus VIF - Appreciation Portfolio (DryAp)
                Dreyfus VIF - International Value Portfolio (DryIntVal)* Dreyfus VIF - Small Cap Portfolio (DrySmCap)*

            Portfolios of the Evergreen Variable Trust (Evergreen VT);
                Evergreen VT - Evergreen VA Blue Chip Fund (EvBlCh)*
                Evergreen VT - Evergreen VA Capital Growth Fund (EvCapG)* Evergreen VT - Evergreen VA Equity Index Fund (EvEIx)*
                Evergreen VT - Evergreen VA Foundation Fund (EvFound)*
                Evergreen VT - Evergreen VA Fund (EvFund)*
                Evergreen VT - Evergreen VA Global Leaders Fund (EvGloLead)* Evergreen VT - Evergreen VA Growth and Income Fund (EvGrInc)* Evergreen VT - Evergreen VA International Growth Fund (EvIntGr)* Evergreen VT - Evergreen VA Masters Fund (EvMasters)*
                Evergreen VT - Evergreen VA Omega Fund (EvOmega)*
                Evergreen VT - Evergreen VA Small Cap Value Fund (EvSmCapV)* Evergreen VT - Evergreen VA Special Equity Fund (EvSpEq)* Evergreen VT - Evergreen VA Strategic Income Fund (EvStratInc)*

            Portfolio of the Federated Insurance Series (Federated IS);
                Federated IS - Federated Quality Bond Fund II (FISFedQual)

            Portfolios of the Fidelity(R) Variable Insurance Products Fund
              (Fidelity VIP);
                Fidelity(R) VIP - Equity-Income Portfolio: Service Class
                  (FidVIPEIS)
                Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS) Fidelity(R) VIP - High Income Portfolio: Service Class
                  (FidVIPHIS)
                Fidelity(R) VIP - Overseas Portfolio: Service Class (FidVIPOvS)

            Portfolio of the Fidelity(R) Variable Insurance Products Fund II
              (Fidelity VIP-II);
                Fidelity(R) VIP-II - Contrafund Portfolio: Service Class
                  (FidVIPConS)

            Portfolio of the Fidelity(R) Variable Insurance Products Fund III
              (Fidelity VIP-III);
                Fidelity(R) VIP-III - Growth Opportunities Portfolio: Service
                  Class (FidVIPGrOpS)

            First Horizon Capital Appreciation Portfolio (FHCapAp)

            First Horizon Growth & Income Portfolio (FHGrInc)

            Portfolios of the Janus Aspen Series (Janus AS);
                Janus AS - Capital Appreciation Portfolio - Service Shares
                  (JanCapAp)
                Janus AS - Global Technology Portfolio - Service Shares
                  (JanGlTech)
                Janus AS - International Growth Portfolio - Service Shares
                  (JanIntGro)

            Funds of the Nationwide(R) Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide(R) SAT - Capital Appreciation Fund Class I
                  (NSATCapAp)
                Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I
                  (NSATMidCapIx)
                Nationwide(R) SAT - Federated Equity Income Fund Class I
                  (NSATEqInc)
                Nationwide(R) SAT - Federated High Income Bond Fund Class I
                  (NSATHIncBd)
                Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I
                  (NSATEmMkt)
                Nationwide(R) SAT - Gartmore Global Technology & Communications
                  Fund Class I (NSATGlobTC)
                Nationwide(R) SAT - Gartmore International Growth Fund Class I
                  (NSATIntGr)
                Nationwide(R) SAT - Government Bond Fund Class I (NSATGvtBd) Nationwide(R) SAT - Investor Destinations Aggressive Fund
                  (NSATIDAgg)*
                Nationwide(R) SAT - Investor Destinations Conservative Fund
                  (NSATIDCon)*
                Nationwide(R) SAT - Investor Destinations Moderate Fund
                  (NSATIDMod)*
                Nationwide(R) SAT - Investor Destinations Moderately Aggressive
                  Fund (NSATIDModAgg)*
                Nationwide(R) SAT - Investor Destinations Moderately Conservative Fund (NSATIDModCon)*
                Nationwide(R) SAT - J.P. Morgan NSAT Balanced Fund Class I
                  (NSATBal)
                Nationwide(R) SAT - MAS NSAT Multi Sector Bond Fund Class I (NSATMSecBd)
                Nationwide(R) SAT - Money Market Fund Class I (NSATMyMkt) Nationwide(R) SAT - Nationwide(R) Global 50 Fund Class I
                  (NSATGlob50)
                Nationwide(R) SAT - Nationwide(R) Small Cap Growth Fund Class I
                  (NSATSmCapG)
                Nationwide(R) SAT - Nationwide(R) Small Cap Value Fund Class I
                  (NSATSmCapV)
                Nationwide(R) SAT - Nationwide(R) Small Company Fund Class I
                  (NSATSmCo)
                Nationwide(R) SAT - Nationwide(R) Strategic Value Fund Class I
                  (NSATStrVal)
                Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I
                  (NSATStMCap)
                Nationwide(R) SAT - Total Return Fund Class I (NSATTotRe) Nationwide(R) SAT - Turner Growth Focus Fund Class I (NSATGrFoc)

            Portfolios of the Neuberger Berman Advisers Management Trust
              (Neuberger Berman AMT);
                Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

            Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer Aggressive Growth Fund/VA (OppAggGro)
                Oppenheimer Capital Appreciation Fund/VA (OppCapAp)
                    (formerly Oppenheimer VAF - Growth Fund)
                Oppenheimer Global Securities Fund/VA (OppGlSec)
                Oppenheimer Main Street Growth & Income Fund/VA (OppMSGrInc)
                    (formerly Oppenheimer VAF - Growth & Income Fund)

            Strong Opportunity Fund II, Inc. (StOpp2)

            The Universal Institutional Funds, Inc. (UIF);
                UIF - Emerging Markets Debt Portfolio (UIFEmMkt) UIF - Mid Cap Growth Portfolio (UIFMidCapG)
                UIF - U.S. Real Estate Portfolio (UIFUSRE)

            Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

            Portfolio of the Victory Variable Insurance Funds (Victory VIF);
                Victory VIF - Diversified Stock Fund Class A Shares (VVIFDStk) Victory VIF - Investment Quality Bond Fund Class A Shares
                  (VVIFInvQBd)
                Victory VIF - Small Company Opportunity Fund Class A Shares
                  (VVIFSmCoOpp)


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

            Portfolios of the Wadell & Reed: W & R Target Funds, Inc. - (W & R
              Target Funds);
                W & R Target Funds - Asset Strategy Portfolio (WRAsStrat)
                W & R Target Funds - Balanced Portfolio (WRBal)
                W & R Target Funds - Bond Portfolio (WRBnd)
                W & R Target Funds - Core Equity Portfolio (WRCoreEq)
                W & R Target Funds - Growth Portfolio (WRGrowth)
                W & R Target Funds - High Income Portfolio (WRHIP)
                W & R Target Funds - International Portfolio (WRInt)
                W & R Target Funds - Limited-Term Bond Portfolio (WRLBP)
                W & R Target Funds - Money Market Portfolio (WRMMP)
                W & R Target Funds - Science & Technology Portfolio (WRSciTech) W & R Target Funds - Small Cap Portfolio (WRSmCap)
                W & R Target Funds - Value Portfolio (WRVP)

     *At December 31, 2001, contract owners have not invested in this fund.

        The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

        The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

        A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

        Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

    (c) Security Valuation, Transactions and Related Investment Income

        The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2001. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

    (d) Federal Income Taxes

        Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

        The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

    (e) Use of Estimates in the Preparation of Financial Statements

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                          NATIONWIDE VARIABLE ACCOUNT-9

    (f) Calculation of Annuity Reserves

        Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2) EXPENSES

        The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge.

        On BOA Future, Elite Pro Classic, BOA Choice and BOA V contracts, the contingent deferred sales charge will not exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 84 months. On Elite Pro Ltd contracts, the contingent deferred sales charge will not exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 48 months. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 96 months. No sales charges are deducted on BOA Exclusive II contracts.

        No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

        The Company may deduct an annual contract maintenance charge of up to $35, dependent upon contract type and issue date, which is satisfied by surrendering units.

        The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Rider table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level rider options available to contract holders. The rider options and related charges are described in more detail in the applicable product prospectus.

        For contracts with the Extra Value (EV) option, the Company contributed approximately $35 and $48 million to the Account in the form of bonus credits for the years ended December 31, 2001 and 2000, respectively.






                                                                     (Continued)

                                                               BOA                             BOA                           BOA
                                                              FUTURE    ELITEPRO    ELITE    CHOICE     BOA      BOA      EXCLUSIVE
NATIONWIDE VARIABLE ACCOUNT-9 RIDERS                           (1)      CLASSIC    PRO LTD     (2)      V(3)   INCOME       II (4)
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK - BASIC:                            0.95%      1.75%     1.75%     1.20%     1.10%   1.25%       1.20%
------------------------------------------------------------------------------------------------------------------------------------
REDUCED PURCHASE PAYMENT OPTION:                               0.25%       --        --        --        --      --          --
    Initial lowered to $1,000 and subsequent
      lowered to $25.
    Not available for investment only
      contracts.
------------------------------------------------------------------------------------------------------------------------------------
CDSC OPTIONS:

  Five Year CDSC                                               0.15%       --        --        --       0.15%    --          --

------------------------------------------------------------------------------------------------------------------------------------
CDSC WAIVER OPTIONS:
  Additional (5%) Withdrawal without Charge
    and Disability                                             0.10%       --        --        --       0.10%    --          --
                                                              ----------------------------------------------------------------------
    In addition to standard 10% CDSC-free
      withdrawal privilege.
  10 Year and Disability Waiver for Tax
    Sheltered Annuities                                        0.05%       --        --        --       0.05%    --          --
                                                              ----------------------------------------------------------------------
    CDSC waived if (i) contract owner has
      owned contract for 10 years and (ii)
      has made regular payroll deferrals
      during entire contract year for at
      least 5 of those 10 years.
  Hardship Waiver for Tax Sheltered Annuities                  0.15%       --        --        --       0.15%    --          --
                                                              ----------------------------------------------------------------------
    CDSC waived if contract owner experiences
      hardship (defined under IRC Section 401(k)).
------------------------------------------------------------------------------------------------------------------------------------
DEATH BENEFIT OPTIONS:
  One-Year (or Anniversary) Enhanced (for
    contracts issued on or after 1-2-01)                       0.15%       --        --        --        --      --         0.15%
                                                              ----------------------------------------------------------------------
    If death before annuitization, benefit will be
      greatest of (i) contract value, (ii) purchase
      payments less surrenders or (iii) highest
      contract value before 86th birthday less
      surrenders.
  Greater of One-Year (or Anniversary) or 5% Enhanced
  (for contracts issued on or after 1-2-01)                    0.20%       --        --       0.15%      --      --         0.20%
                                                              ----------------------------------------------------------------------
    If death before annuitization, benefit will be
      greatest of (i) contract value, (ii) purchase
      payments less surrenders, (iii) highest contract
      value before 86th birthday less surrenders or
      (iv) the 5% interest anniversary value.
  One-Year Step Up (for contracts issued prior to 1-2-01)      0.05%       --        --        --       0.05%    --         0.10%
                                                              ----------------------------------------------------------------------
    If death before annuitization, benefit will be
      greatest of (i) contract value, (ii) purchase
      payments less surrenders or (iii) highest
      contract value before 86th birthday less surrenders.
  5% Enhanced (for contracts issued prior to 1-2-01)           0.10%       --        --       0.05%     0.10%    --         0.15%
                                                              ----------------------------------------------------------------------
    If death before annuitization, benefit will be greater
      of (i) contract value or (ii) total of all purchase
      payments less surrenders with 5% simple interest from
      purchase to most recent contract anniversary prior to
      annuitant's 86th birthday.
  Term Certain with Enhanced - 10, 15 or 20 years                --        --        --        --        --     0.20%        --
------------------------------------------------------------------------------------------------------------------------------------
GUARANTEED MINIMUM INCOME BENEFIT OPTIONS:
  Option 1                                                     0.45%       --        --       0.45%      --      --         0.45%
                                                              ----------------------------------------------------------------------
  Option 2                                                     0.30%       --        --       0.30%      --      --         0.30%
                                                              ----------------------------------------------------------------------
    Provide for minimum guaranteed value that may replace
      contract value for annuitization under certain
      circumstances.
------------------------------------------------------------------------------------------------------------------------------------
EXTRA VALUE OPTION (EV):                                       0.45%       --        --        --        --      --          --
    Fee assessed to allocations to fixed account or
      guaranteed term options for first seven contract
      years in exchange for application of 3% credit of
      purchase payments made during first 12 months
      contract is in force.
------------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY PROTECTOR OPTION:                                  0.40%       --        --       0.40%       --     --         0.40%
    Upon annuitant death, in addition to any death benefit
      payable, an additional amount will be credited to
      contract.
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM VARIABLE ACCOUNT CHARGES(5)                            3.15%      1.75%     1.75%     2.20%      1.70%  1.45%       2.25%
------------------------------------------------------------------------------------------------------------------------------------

(1) Includes KeyCorp, NEA, Waddell & Reed Select Plus, First Tennessee and BB&T products.
(2) Includes KeyCorp product.
(3) Includes NEA product.
(4) Includes Waddell & Reed Select Reserve product.
(5) When maximum options are elected.

The following table provides mortality and expense risk charges by asset fee rates for the year ended December 31, 2001. The stated contract expense rates designated EV below do not include the 45 basis point extra value expense charge (however, this charge is appropriately included in the amounts disclosed).

                                    TOTAL            ACVPINCGR             ACVPINT            ACVPVALUE             CSWPGPV
                             ------------         ------------        ------------         ------------        ------------
     0.95% .........     $     37,815,406              851,017             907,852              654,787              60,522
     1.00% .........           22,207,367              480,039             478,163              283,320              23,550
     1.05% .........            4,224,725               87,206              91,415               55,449               9,482
     1.10% .........            3,010,876               48,629              45,409               50,956                 704
     1.15% .........            1,086,267               14,615              14,866               19,881                   9
     1.20% .........           17,564,849              352,345             593,619              299,096               9,969
     1.25% .........            1,324,110               41,895              30,473               34,979                 124
     1.30% .........            4,640,907               96,731             129,920              153,335                 710
     1.35% .........            1,304,586               54,295              28,410               38,173                 367
     1.40% .........              795,434               23,755              12,687               21,421                 260
     1.45% .........              274,419                6,364               5,116                7,203                   -
     1.50% .........              939,921               21,897              28,406               20,130                   -
     1.55% .........              184,749                3,253               7,019                4,639                   -
     1.60% .........              130,399                1,433               1,523                4,596                   -
     1.65% .........              393,158                9,528               9,660               11,820                   6
     1.70% .........               84,029                  942                 776                  473                   -
     1.75% .........               81,483                1,464                 578                2,044                   -
     1.80% .........              122,477                2,429               1,309                2,719                   -
     1.85% .........               34,936                   13                   2                  992                   -
     1.90% .........               11,241                    -                   -                  710                   -
     1.95% .........                  484                    -                   -                   15                   -
     2.00% .........                  423                   13                  42                   33                   -
     2.05% .........               12,213                  268                 201                  620                   -
     2.10% .........                3,097                    -                   -                    9                   -
     2.20% .........                8,375                  392                 119                  596                   -
     2.25% .........                2,942                    1                   -                   55                   -
     0.95%  EV .....           15,816,572              223,172             271,616              268,747                   -
     1.00%  EV .....           10,968,332              172,681             183,770              200,347                   -
     1.05%  EV .....            1,168,848               18,793              19,822               21,146                   -
     1.10%  EV .....            3,769,215               39,793              56,818               74,216                   -
     1.15%  EV .....            1,330,688               31,409              18,994               22,315                   -
     1.20%  EV .....              806,150               12,414              15,536               14,449                   -
     1.25%  EV .....              874,441               13,762              11,700                7,433                   -
     1.30%  EV .....              157,585                1,346               2,106                4,453                   -
     1.35%  EV .....              190,846                1,524               1,195                7,186                   -
     1.40%  EV .....              579,497                7,347               6,198               11,136                   -
     1.45%  EV .....              188,892                2,745               3,558                3,678                   -
     1.50%  EV .....              248,196                2,742               9,706                4,497                   -
     1.55%  EV .....              273,698                2,625               2,343                7,644                   -
     1.60%  EV .....              128,183                1,336               1,976                4,516                   -
     1.65%  EV .....               68,200                  320                 204                2,417                   -
     1.70%  EV .....               78,935                  139                 469                3,668                   -
     1.75%  EV .....               24,552                  305                 369                  437                   -
     1.80%  EV .....               17,647                   71                  49                   28                   -
     1.85%  EV .....               13,692                   32                   1                1,175                   -
     1.90%  EV .....              601,937                   20                  18                    2                   -
     1.95%  EV .....                5,575                    -                   6                  518                   -
     2.00%  EV .....                  826                    1                   -                    -                   -
     2.05%  EV .....                   90                    -                   -                    1                   -
     2.10%  EV .....                1,669                    -                   -                  124                   -
     2.20%  EV .....                    8                    -                   -                    1                   -
     2.25%  EV .....                   40                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
       Total .......     $    133,573,187            2,631,101           2,994,019            2,328,185             105,703
                             ============         ============        ============         ============        ============


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                                CSWPINTEQ              CSWPVAL                DNIX            DRYEUROEQ            DRYSRGRO
                             ------------         ------------        ------------         ------------        ------------
     0.95% .........     $        109,616              103,488                   -               45,042             886,633
     1.00% .........               48,243               51,712                   -               22,693             547,084
     1.05% .........               11,323               16,887                   -                3,223              94,487
     1.10% .........                  455                1,119                   -                2,452             137,648
     1.15% .........                  297                  574                   -                1,132              32,391
     1.20% .........               29,311               26,952                   -               60,405             251,035
     1.25% .........                2,956                2,194                   -                3,311              23,909
     1.30% .........                1,647                3,147                   -                6,412              63,908
     1.35% .........                  499                1,690                   -                1,752              14,678
     1.40% .........                  104                1,352                   -                1,186              10,212
     1.45% .........                   81                  195                   -                  532               6,584
     1.50% .........                  698                1,841                   -                2,021              17,081
     1.55% .........                    -                  403                   -                  461               5,846
     1.60% .........                   33                    -                   -                  749               1,232
     1.65% .........                  203                  477                   -                1,253               7,058
     1.70% .........                    -                  392                   -                  121               1,906
     1.75% .........                    -                   45                   -                    -               1,254
     1.80% .........                    -                  209                   -                  436                 387
     1.85% .........                    -                    -                   -                    -                 269
     1.90% .........                    -                    -                   -                    -                 402
     1.95% .........                    -                    -                   -                    -                  11
     2.00% .........                    -                    -                   -                    -                  50
     2.05% .........                    -                    -                   -                   14                  95
     2.20% .........                    -                    -                   -                   26                  28
     0.95%  EV .....                    -                8,747                   -               32,252             281,503
     1.00%  EV .....                    -                5,164                   -               27,362             213,222
     1.05%  EV .....                    -                  316                   -                2,262              26,626
     1.10%  EV .....                    -                  105                   -                4,249              40,107
     1.15%  EV .....                    -                  748                   -                1,371              27,636
     1.20%  EV .....                    -                  144                   -                1,289              20,665
     1.25%  EV .....                    -                    -                   -                2,141              14,966
     1.30%  EV .....                    -                  136                   -                   98               1,868
     1.35%  EV .....                    -                   81                   -                  513               2,267
     1.40%  EV .....                    -                   63                   -                  193              11,988
     1.45%  EV .....                    -                   28                   -                  271               3,114
     1.50%  EV .....                    -                   45                   -                   85               5,949
     1.55%  EV .....                    -                    -                   -                1,299               3,121
     1.60%  EV .....                    -                    -                   -                2,800               1,587
     1.65%  EV .....                    -                    -                   -                  240                 779
     1.70%  EV .....                    -                    -                   -                   61                 859
     1.75%  EV .....                    -                    -                   -                   78               1,120
     1.80%  EV .....                    -                    -                   -                   26                  51
     1.85%  EV .....                    -                    8                   -                   14                 153
     1.90%  EV .....                    -                    -             560,028                    3                  88
     2.00%  EV .....                    -                    -                   -                    -                  43
     2.25%  EV .....                    -                    -                   -                    -                   8
                             ------------         ------------        ------------         ------------        ------------
       Total .......     $        205,466              228,262             560,028              229,828           2,761,908
                             ============         ============        ============         ============        ============

                                 DRYSTKIX                DRYAP          FISFEDQUAL            FIDVIPEIS           FIDVIPGRS
                             ------------         ------------        ------------         ------------        ------------
     0.95% .........     $      4,466,121              696,857             363,956            2,013,412           2,914,525
     1.00% .........            2,869,055              402,868             162,437            1,323,856           1,963,729
     1.05% .........              501,624              110,957              40,675              311,608             321,066
     1.10% .........              313,475               49,212              45,909              130,850             229,361
     1.15% .........              116,871               16,631              21,941               52,070              82,586
     1.20% .........            1,391,413              215,730             298,682              678,773           1,374,168
     1.25% .........              126,173               21,616              21,281               72,844             111,968
     1.30% .........              427,510               57,923              84,408              185,463             392,782
     1.35% .........              114,995               13,555              36,083               59,509              82,670
     1.40% .........               72,919               12,242              26,889               29,299              50,278
     1.45% .........               29,166                2,232               3,348               11,999              21,154
     1.50% .........               68,068               13,556              10,992               38,166              72,830
     1.55% .........               11,456                1,818               2,780                5,233              11,700
     1.60% .........                7,571                1,046               3,251                6,091               6,611
     1.65% .........               28,591                5,852               6,459               22,267              40,923
     1.70% .........                8,479                1,121                 771                3,682               7,069
     1.75% .........                2,824                  859               2,356                1,463               8,957
     1.80% .........                5,035                1,984               2,031                5,332               5,784
     1.85% .........                  961                2,703               1,594                  696                 404
     1.90% .........                  375                  219                 169                  294                 462
     1.95% .........                   51                   12                   -                   45                  51
     2.00% .........                    -                    -                  33                    3                   -
     2.05% .........                  319                  284                  49                  414                 644
     2.10% .........                  570                  298                   -                    -                 257
     2.20% .........                  293                  164                  97                  311                  87
     2.25% .........                  125                  170                  48                  156                   -
     0.95%  EV .....            1,053,195              118,672             251,737              730,801           1,271,393
     1.00%  EV .....              802,291               65,785             151,633              444,265             869,281
     1.05%  EV .....               76,874                8,008              25,222               51,016              95,510
     1.10%  EV .....              223,275               29,331              84,389              131,621             204,120
     1.15%  EV .....               88,985                8,708              35,775               59,415              81,487
     1.20%  EV .....               54,380                9,436              15,912               25,785              64,044
     1.25%  EV .....              102,354                8,031              10,008               23,268             132,627
     1.30%  EV .....               13,364                1,145               5,683                4,724               7,744
     1.35%  EV .....                8,382                1,407               1,774               13,741               7,321
     1.40%  EV .....               25,568                2,821               7,013               17,167              25,323
     1.45%  EV .....               11,727                1,329               2,664                1,867              14,622
     1.50%  EV .....               24,760                1,857               2,498               10,318               9,682
     1.55%  EV .....               17,733                1,452               7,564                8,431              13,428
     1.60%  EV .....                9,080                  834               5,989                3,256               6,677
     1.65%  EV .....                3,091                1,138               2,303                1,936               5,923
     1.70%  EV .....                6,966                1,144               2,594                1,420               4,425
     1.75%  EV .....                2,089                  560                 336                  119               1,524
     1.80%  EV .....                  150                   49                 315                  904                 632
     1.85%  EV .....                  714                  134                 484                  541                  80
     1.90%  EV .....                  131                   37                   -                   22                 101
     1.95%  EV .....                  155                   18                 316                  629                  84
     2.00%  EV .....                  151                    -                   1                  102                   -
     2.05%  EV .....                    -                    -                   -                    -                   4
     2.10%  EV .....                   98                    -                   -                  113                 128
     2.20%  EV .....                    -                    -                   -                    1                   -
                             ------------         ------------        ------------         ------------        ------------
       Total .......     $     13,089,553            1,891,805           1,750,449            6,485,298          10,516,226
                             ============         ============        ============         ============        ============


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                                FIDVIPHIS            FIDVIPOVS          FIDVIPCONS          FIDVIPGROPS             FHCAPAP
                             ------------         ------------        ------------         ------------        ------------
     0.95% .........     $        695,049              443,906           2,025,795              606,135                  20
     1.00% .........              381,555              200,417           1,217,021              425,771                   -
     1.05% .........              123,057               50,504             203,365               79,434                   -
     1.10% .........               39,289               18,776             138,145               18,008                   -
     1.15% .........               10,774                5,566              39,831                5,223                   -
     1.20% .........              250,935              357,933             783,842              160,733                   -
     1.25% .........               22,204               13,929              62,533               15,570                   -
     1.30% .........               56,653               57,072             178,733               40,004                   -
     1.35% .........               19,570               11,129              49,427                8,932                   -
     1.40% .........               10,407                6,539              20,085                5,401                   -
     1.45% .........                2,090                2,100               9,342                2,768                   -
     1.50% .........                8,670                7,382              66,500                6,177                   -
     1.55% .........                1,818                1,311              10,160                3,165                   -
     1.60% .........                  723                  843               1,710                  258                   -
     1.65% .........                4,148                6,194              24,901                3,696                   -
     1.70% .........                  394                1,030               3,355                  701                   -
     1.75% .........                  690                  421               3,343                1,739                   -
     1.80% .........                  366                1,073               8,882                  821                   -
     1.85% .........                  264                  105                 136                  127                   -
     1.90% .........                  172                   53                 190                   85                   -
     1.95% .........                    -                    -                  40                    -                   -
     2.00% .........                    -                    -                   3                    -                   -
     2.05% .........                    5                  328                 222                  322                   -
     2.20% .........                   24                   22                 332                   12                   -
     2.25% .........                    -                    -                  25                    -                   -
     0.95%  EV .....              175,351              109,975             562,819               87,592                   -
     1.00%  EV .....              117,895               77,094             441,652               68,588                   -
     1.05%  EV .....               24,211                6,181              40,275                7,248                   -
     1.10%  EV .....               36,834               16,115             110,286               21,357                   -
     1.15%  EV .....               14,510               10,648              43,359                9,017                   -
     1.20%  EV .....               10,019                4,671              22,909                3,210                   -
     1.25%  EV .....                8,397                2,126              18,970                4,897                   -
     1.30%  EV .....                4,126                  920               5,226                1,472                   -
     1.35%  EV .....                1,630                  526               3,249                  552                   -
     1.40%  EV .....                5,652                3,256              18,807                4,464                   -
     1.45%  EV .....                  948                1,313               7,358                2,978                   -
     1.50%  EV .....                3,641                2,520              14,105                1,278                   -
     1.55%  EV .....                1,963                2,474               7,552                1,714                   -
     1.60%  EV .....                  221                  649               3,095                  451                   -
     1.65%  EV .....                  179                  474               3,117                  215                   -
     1.70%  EV .....                1,958                   56               2,091                1,035                   -
     1.75%  EV .....                  213                  195               1,690                  586                   -
     1.80%  EV .....                   55                   35                 652                   14                   -
     1.85%  EV .....                   79                    -                 378                   19                   -
     1.90%  EV .....                    4                    -                  99                   21                   -
     1.95%  EV .....                    -                    -                   -                    7                   -
     2.00%  EV .....                    -                    -                  37                    -                   -
                             ------------         ------------        ------------         ------------        ------------
       Total .......     $      2,036,743            1,425,861           6,155,644            1,601,797                  20
                             ============         ============        ============         ============        ============

                                  FHGRINC             JANCAPAP           JANGLTECH            JANINTGRO           NSATCAPAP
                             ------------         ------------        ------------         ------------        ------------
     0.95% .........     $            114              718,599             370,917              564,944             788,396
     1.00% .........                    -              442,736             229,713              320,609             451,566
     1.05% .........                    -               58,745              28,079               40,659              86,212
     1.10% .........                    7               66,963              32,507               63,395              37,987
     1.15% .........                    -               34,887              16,826               29,825              14,978
     1.20% .........                   73              582,214             286,467              529,790             111,997
     1.25% .........                    6               42,130              24,285               31,968              14,327
     1.30% .........                    -              220,782              72,084              157,946              45,634
     1.35% .........                    1               49,632              18,460               27,446               8,147
     1.40% .........                    -               31,276              12,839               19,421               7,172
     1.45% .........                    -                8,576               4,310                6,047               3,224
     1.50% .........                    -               47,667              23,142               36,957               4,738
     1.55% .........                    -                7,557               2,575                4,304               1,284
     1.60% .........                    -                4,469               1,168                2,832                 555
     1.65% .........                    -               19,007               7,030               12,955               3,827
     1.70% .........                    -                4,034                 967                2,986                 236
     1.75% .........                    -                3,326                 673                3,323                 417
     1.80% .........                    -                7,860               1,359                8,163                 228
     1.85% .........                    -                  486                 152                  158                  21
     1.90% .........                    -                  234                   -                    -                   -
     1.95% .........                    -                   10                  11                    -                   -
     2.00% .........                    -                    -                  24                    2                   -
     2.05% .........                    -                  407                  55                    9                   -
     2.20% .........                    -                  249                 106                  271                   -
     2.25% .........                    -                    -                   -                   14                   -
     0.95%  EV .....                    -              862,596             432,275              623,455              69,771
     1.00%  EV .....                    -              707,646             305,311              453,852              49,210
     1.05%  EV .....                    -               69,344              39,570               56,206               2,930
     1.10%  EV .....                    -              171,961              76,810               91,585               7,372
     1.15%  EV .....                    -               68,829              35,422               45,852               3,042
     1.20%  EV .....                    -               58,180              27,887               31,089               2,593
     1.25%  EV .....                    -               38,800              15,117               26,190               5,259
     1.30%  EV .....                    -                6,244               1,180                4,333                 300
     1.35%  EV .....                    -                8,025               2,564                5,937                 543
     1.40%  EV .....                    -               27,291               8,838               26,924               1,575
     1.45%  EV .....                    -               14,397               4,701                7,994                 236
     1.50%  EV .....                    -               18,810               5,004                7,254                 199
     1.55%  EV .....                    -               12,479               7,339                8,978                 410
     1.60%  EV .....                    -                6,476               2,974                4,419                 240
     1.65%  EV .....                    -                4,190               1,748                4,101                 306
     1.70%  EV .....                    -                4,215               1,381                1,804                 146
     1.75%  EV .....                    -                  928                 731                1,044                   3
     1.80%  EV .....                    -                  642                  33                  152                  34
     1.85%  EV .....                    -                  202                  99                  147                   -
     1.90%  EV .....                    -                   66                  30                   42                  14
     1.95%  EV .....                    -                   15                   5                    6                   -
     2.00%  EV .....                    -                    9                   6                    9                   -
     2.05%  EV .....                    -                    -                   -                    6                   -
                             ------------         ------------        ------------         ------------        ------------
       Total .......     $            201            4,433,191           2,102,774            3,265,403           1,725,129
                             ============         ============        ============         ============        ============


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                             NSATMIDCAPIX            NSATEQINC          NSATHINCBD            NSATEMMKT          NSATGLOBTC
                             ------------         ------------        ------------         ------------        ------------
     0.95% .........     $        349,419              139,882             268,567                5,986              18,766
     1.00% .........              183,481              106,566             162,724                2,975              11,476
     1.05% .........               35,345               21,003              47,014                  381                 266
     1.10% .........               29,869                6,275              13,448                  727               3,170
     1.15% .........               12,169                9,080               5,514                  334                 986
     1.20% .........              161,547               62,969             106,503                3,732              10,325
     1.25% .........               14,819                4,680               6,449                   91                 496
     1.30% .........               49,084               18,152              24,327                  608               1,015
     1.35% .........               15,609                4,071              13,483                  948                 211
     1.40% .........                9,896                2,253               7,413                  212                 266
     1.45% .........                2,261                1,960               3,417                   32                 350
     1.50% .........                8,646                3,119               5,242                   27                 749
     1.55% .........                2,716                  465               1,788                   48                 754
     1.60% .........                1,440                  536                 529                    -                 123
     1.65% .........                4,308                2,106               2,623                  253                  31
     1.70% .........                1,296                1,605                 150                   15                  22
     1.75% .........                  631                  487                 430                  227                   8
     1.80% .........                2,037                  223                 565                   44                  31
     1.85% .........                  175                   32                  93                    -                  84
     1.90% .........                    -                    -                  26                    -                  25
     1.95% .........                   40                    -                  21                    -                   -
     2.00% .........                    2                    -                   -                    -                   -
     2.05% .........                  361                   56                  18                    -                   3
     2.10% .........                    -                  137                   -                    -                   -
     2.20% .........                  284                    -                  92                    -                  22
     2.25% .........                   62                    -                   -                    -                   -
     0.95%  EV .....              191,729               54,883              81,548                4,832              14,229
     1.00%  EV .....              170,422               54,302              39,595                1,305               7,841
     1.05%  EV .....               16,674               14,138               8,728                  249                 656
     1.10%  EV .....               39,747               17,408              17,141                1,492               3,868
     1.15%  EV .....               13,170                7,625               8,725                  450                 826
     1.20%  EV .....               10,111                3,268               5,924                  120                 647
     1.25%  EV .....               11,411                1,461               2,908                  103                 302
     1.30%  EV .....                1,293                  144               2,292                    1                  90
     1.35%  EV .....                5,338                  109                 305                  243                  70
     1.40%  EV .....                7,088                1,770               3,479                  225                 290
     1.45%  EV .....                4,144                  192               1,208                   18                  11
     1.50%  EV .....                1,515                1,724                 440                    3                  11
     1.55%  EV .....                3,064                2,021               1,482                   86                 121
     1.60%  EV .....                3,194                    -               1,833                    4                 150
     1.65%  EV .....                1,155                  279                 346                   55                 185
     1.70%  EV .....                1,311                    -                 965                    -                  96
     1.75%  EV .....                  539                    3                  49                    -                   1
     1.80%  EV .....                  256                   17                  29                    -                   -
     1.85%  EV .....                  373                    -                  59                    -                   -
     1.90%  EV .....                   22                    -                   -                    -                   -
     1.95%  EV .....                  669                    -                   -                    -                   -
     2.10%  EV .....                  210                    -                  18                    -                   -
     2.20%  EV .....                    1                    -                   -                    -                   -
     2.25%  EV .....                    8                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
       Total .......     $      1,368,941              545,001             847,510               25,826              78,573
                             ============         ============        ============         ============        ============

                                NSATINTGR            NSATGVTBD             NSATBAL           NSATMSECBD           NSATMYMKT
                             ------------         ------------        ------------         ------------        ------------
     0.95% .........     $          2,926            1,711,708             440,624              396,151           2,514,769
     1.00% .........                  614            1,080,496             255,002              213,735           1,261,480
     1.05% .........                  272              249,933              55,896               59,124             273,811
     1.10% .........                  217              108,099              32,154               13,953             149,647
     1.15% .........                  241               54,995               9,884               14,362              65,690
     1.20% .........                4,453              596,906             134,345              142,470           3,309,127
     1.25% .........                  206               42,572              15,190                9,852              87,518
     1.30% .........                2,640              202,096              35,889               45,756             645,326
     1.35% .........                  146               50,511              13,548               13,684             180,886
     1.40% .........                  193               37,563              10,054                5,353              54,956
     1.45% .........                   50                9,968               1,377                3,386              11,469
     1.50% .........                    -               19,688               6,018                6,531              86,819
     1.55% .........                   59               11,509               1,511                  633               9,324
     1.60% .........                    -                4,952                 887                1,940               6,521
     1.65% .........                    7               12,920               2,045                1,850              28,910
     1.70% .........                    2                1,780                  74                  537               8,887
     1.75% .........                    -                3,057                 616                  790               4,070
     1.80% .........                    -                3,876                 554                  512               7,820
     1.85% .........                   94                2,739                 470                  206               4,067
     1.90% .........                  134                  796                   -                   39               3,000
     1.95% .........                    -                    5                   -                   24                   -
     2.00% .........                    -                   84                   -                    -                   -
     2.05% .........                    -                  167                 100                  142               2,397
     2.10% .........                    -                  647                 139                    -                 670
     2.20% .........                    -                  433                  35                  152               1,377
     2.25% .........                    -                  314                   -                    -                 924
     0.95%  EV .....                2,445              525,819             118,018              142,665           1,520,139
     1.00%  EV .....                  279              263,347             101,799               71,051             852,543
     1.05%  EV .....                  120               50,684              11,122               13,929             104,038
     1.10%  EV .....                  517              146,183              48,986               17,905             322,687
     1.15%  EV .....                  323               37,384              11,002                9,039              85,319
     1.20%  EV .....                  108               26,720               8,110                8,092              58,855
     1.25%  EV .....                  964               27,148               4,659                6,253              56,006
     1.30%  EV .....                    -                4,123                 923                3,933              24,245
     1.35%  EV .....                   22               24,205                 818                  994              23,503
     1.40%  EV .....                  161               12,986               4,537                3,547              37,158
     1.45%  EV .....                  102                3,763               1,574                  212              16,399
     1.50%  EV .....                    -                9,419               2,850                1,185              15,748
     1.55%  EV .....                    -               10,352               2,544                  733              41,122
     1.60%  EV .....                    -                3,137               1,059                1,025               8,738
     1.65%  EV .....                    2                1,348                 521                  310               6,613
     1.70%  EV .....                    -                3,077               1,077                2,198               6,849
     1.75%  EV .....                    -                   19                 405                   25               3,639
     1.80%  EV .....                    -                  268                   -                   15               1,123
     1.85%  EV .....                    -                1,255                 117                  453                 870
     1.90%  EV .....                    -                    -                   -                    -              40,690
     1.95%  EV .....                    -                  953                   -                    -                  13
     2.00%  EV .....                    -                   99                   -                    -                   -
     2.10%  EV .....                    -                  387                   -                    -                   -
     2.20%  EV .....                    -                    3                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
       Total .......     $         17,297            5,360,493           1,336,533            1,214,746          11,945,762
                             ============         ============        ============         ============        ============


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                               NSATGLOB50           NSATSMCAPG          NSATSMCAPV             NSATSMCO          NSATSTRVAL
                             ------------         ------------        ------------         ------------        ------------
     0.95% .........     $        153,762              176,664           1,029,374              869,913              87,328
     1.00% .........               78,368              106,705             449,822              455,942              57,090
     1.05% .........               18,107               15,587              98,750               77,949              13,295
     1.10% .........                6,828               22,508              63,252               42,228               1,048
     1.15% .........                2,107                8,863              24,054               18,136                 432
     1.20% .........               60,340              126,265             348,160              414,994              23,941
     1.25% .........                5,589                9,065              19,740               20,689               2,330
     1.30% .........               28,623               37,138              91,491               82,706               5,600
     1.35% .........                3,646               12,216              31,659               22,517               1,102
     1.40% .........                  977                7,379              14,292               15,900                 728
     1.45% .........                  254                3,306               7,695                5,863                 561
     1.50% .........                1,239                8,481              17,810               21,937               2,479
     1.55% .........                  528                3,249               6,502                7,361                 364
     1.60% .........                  146                  572               2,887                1,606                  23
     1.65% .........                1,745                3,625               5,824                4,854                 254
     1.70% .........                  156                  127               9,734                1,195                   -
     1.75% .........                    1                2,924               4,942                1,124                   -
     1.80% .........                2,035                2,507               1,285                1,137                 160
     1.85% .........                  125                   29                 448                2,585                   -
     1.90% .........                    -                    4                 829                  261                   -
     1.95% .........                    -                    -                  14                   28                   -
     2.00% .........                    -                   16                   1                    1                   -
     2.05% .........                    8                  650                 367                  415                   -
     2.10% .........                    -                    -                   -                   21                   -
     2.20% .........                   73                   16                 483                   91                   -
     2.25% .........                    -                    -                  15                  180                   -
     0.95%  EV .....               26,417              153,029             346,349              287,058               5,643
     1.00%  EV .....               14,828              146,346             216,155              195,176               8,744
     1.05%  EV .....                1,090               11,672              19,525               17,459               1,934
     1.10%  EV .....                4,745               34,287              75,203               55,935                 471
     1.15%  EV .....                1,357               15,561              21,616               11,797                  12
     1.20%  EV .....                1,662                5,872              21,398               19,055               2,038
     1.25%  EV .....                  326               10,165              14,841               12,992                   -
     1.30%  EV .....                  116                  698               4,956                1,447                 130
     1.35%  EV .....                  131                1,002               8,855                2,762                   -
     1.40%  EV .....                2,174                6,233              12,677               18,816                 584
     1.45%  EV .....                  171                2,347               4,352                2,681                  51
     1.50%  EV .....                   64                1,612               3,340                5,467                   -
     1.55%  EV .....                  178                3,071               8,421                4,303                   -
     1.60%  EV .....                  214                2,006               5,112                1,970                   -
     1.65%  EV .....                  112                1,233               2,627                2,531                  29
     1.70%  EV .....                    -                  729               2,260                  409                  26
     1.75%  EV .....                   44                  605                  84                  422                   -
     1.80%  EV .....                   14                  140                 104                   20                   -
     1.85%  EV .....                    -                   33               1,032                  172                   -
     1.90%  EV .....                   22                   22                  34                    -                   -
     1.95%  EV .....                    -                    6                 581                    -                   -
     2.05%  EV .....                    -                    -                   -                    6                   -
     2.10%  EV .....                    -                    -                 197                    -                   -
     2.20%  EV .....                    -                    -                   1                    -                   -
     2.25%  EV .....                    -                    -                   -                    8                   -
                             ------------         ------------        ------------         ------------        ------------
       Total .......     $        418,322              944,565           2,999,150            2,710,119             216,397
                             ============         ============        ============         ============        ============

                               NSATSTMCAP            NSATTOTRE           NSATGRFOC           NBAMTGUARD           NBAMTMCGR
                             ------------         ------------        ------------         ------------        ------------
     0.95% .........     $        437,002            2,269,420              13,766              367,421             750,967
     1.00% .........              265,742            1,457,120               7,486              228,133             458,335
     1.05% .........               33,274              243,321                 362               47,718              83,822
     1.10% .........               37,076              138,586               2,756               22,774              56,197
     1.15% .........               12,962               46,548                 883               10,365              21,851
     1.20% .........              192,062              283,093               5,023              135,528             355,607
     1.25% .........               18,388               41,855                 213                9,840              29,492
     1.30% .........               61,300               73,238               3,266               33,286             110,695
     1.35% .........               10,258               28,154               1,130               13,030              19,039
     1.40% .........                7,908               22,830                  91               10,927              15,775
     1.45% .........                2,425               16,326                 155                2,975               4,582
     1.50% .........               13,585               26,166                  41                7,996              22,117
     1.55% .........                1,974                3,612                   5                2,462               2,486
     1.60% .........                  406                2,123                  83                1,367               1,903
     1.65% .........                2,643                8,186                  34                2,776               8,532
     1.70% .........                   75                1,905                   5                  296               4,206
     1.75% .........                5,052                   36                   -                  904               1,726
     1.80% .........                  275                1,025                   -                2,060               1,397
     1.85% .........                   98                  105                  64                2,440               1,771
     1.90% .........                    1                  171                   -                  209                  91
     1.95% .........                    -                   10                   -                    -                   -
     2.00% .........                    -                    -                   -                    2                  22
     2.05% .........                  223                  152                   -                    -                 295
     2.10% .........                    -                   61                   -                   21                  14
     2.20% .........                    -                   42                   -                    3                  60
     2.25% .........                    -                   75                   -                  190                 117
     0.95%  EV .....              177,385              402,007               7,720              101,772             380,100
     1.00%  EV .....              269,200              298,723               7,928               75,159             344,383
     1.05%  EV .....               16,344               29,342                 217                5,325              30,586
     1.10%  EV .....               42,271               75,574                 775               20,851              75,890
     1.15%  EV .....               13,419               15,070                 123               12,470              33,896
     1.20%  EV .....               11,459               22,177                 106                5,614              22,915
     1.25%  EV .....               12,098               19,706                 145                3,929              16,340
     1.30%  EV .....                1,425                3,627                  24                1,379               3,535
     1.35%  EV .....                1,870                2,766                   -                1,466               3,008
     1.40%  EV .....                8,022               16,447                 107                3,560              10,396
     1.45%  EV .....                3,153                2,721                   -                1,122               5,906
     1.50%  EV .....                2,711                2,352                   -                3,553               4,921
     1.55%  EV .....                4,662                2,609                  57                1,948               7,459
     1.60%  EV .....                1,810                1,673                 170                4,011               3,499
     1.65%  EV .....                  722                1,424                   -                  109               2,262
     1.70%  EV .....                1,769                1,028                   -                  511               2,886
     1.75%  EV .....                  538                    2                   -                   86               1,211
     1.80%  EV .....                   33                   44                   -                   60                 144
     1.85%  EV .....                   64                  255                   -                  317                  84
     1.90%  EV .....                   38                    -                  12                    -                  35
     1.95%  EV .....                    5                    3                   -                    -                  13
     2.00%  EV .....                   27                  103                   -                    -                   -
     2.05%  EV .....                    -                    3                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
       TOTAL .......     $      1,671,754            5,561,816              52,747            1,145,965           2,900,568
                             ============         ============        ============         ============        ============


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                                NBAMTPART            OPPAGGGRO            OPPCAPAP             OPPGLSEC          OPPMSGRINC
                             ------------         ------------        ------------         ------------        ------------
     0.95% .........     $        499,430            1,018,093           1,465,543              219,683           1,034,623
     1.00% .........              349,371              626,956             916,141               94,282             646,050
     1.05% .........               61,782               96,429             145,120               13,010             124,765
     1.10% .........               13,102               94,417             127,989               31,231              79,184
     1.15% .........                4,023               34,305              53,359               14,932              36,769
     1.20% .........               99,682              416,177             575,868              266,203             492,549
     1.25% .........                9,737               41,388              63,426               16,138              59,710
     1.30% .........               19,843              127,166             164,401               61,795             163,980
     1.35% .........                9,739               29,683              62,989               27,283              46,174
     1.40% .........                3,187               21,186              38,382               12,240              24,153
     1.45% .........                1,142               10,463              16,571                5,856              15,259
     1.50% .........                1,865               32,096              43,584                9,304              46,813
     1.55% .........                  396               10,172               5,589                2,292               7,168
     1.60% .........                  487                3,780               4,387                2,217               2,010
     1.65% .........                  965               10,844              15,613                5,100              23,730
     1.70% .........                   13                1,995               2,858                  190               3,140
     1.75% .........                  275                3,054               7,544                  206               1,641
     1.80% .........                  201                2,496              13,492                6,926              10,680
     1.85% .........                   38                  222               3,707                  651                 922
     1.90% .........                   12                  455                 678                  293                 359
     1.95% .........                    -                    -                  12                   12                  27
     2.00% .........                    -                    -                   3                    1                   -
     2.05% .........                    1                  166                 440                  252                 138
     2.10% .........                    -                    -                  82                    -                   -
     2.20% .........                   38                   28                 288                  138                 637
     2.25% .........                    -                    -                 200                   12                 127
     0.95%  EV .....               51,667              419,546             527,607              191,169             542,821
     1.00%  EV .....               58,805              436,300             672,611              119,848             504,724
     1.05%  EV .....                2,926               42,551              41,719               15,890              49,850
     1.10%  EV .....               16,720               80,201             147,131               49,189             100,960
     1.15%  EV .....                5,170               21,241              36,442               13,784              54,641
     1.20%  EV .....                3,198               26,190              36,012               11,056              28,831
     1.25%  EV .....                2,049               25,044              84,757               16,073              15,588
     1.30%  EV .....                  950                2,811               5,720                3,714               4,567
     1.35%  EV .....                  496                3,461               5,749                2,099               4,342
     1.40%  EV .....                2,081               23,511              27,500                3,686              23,867
     1.45%  EV .....                   78                6,032               7,624                3,501               7,798
     1.50%  EV .....                  182                5,930               5,603                5,871               6,815
     1.55%  EV .....                  409                7,106              10,222                2,843              14,804
     1.60%  EV .....                  487                3,700               3,092                1,970               1,850
     1.65%  EV .....                  146                3,169               3,142                  886               2,406
     1.70%  EV .....                  143                2,235               4,853                  327               4,363
     1.75%  EV .....                   54                  639                 563                   34               2,416
     1.80%  EV .....                   18                   91                 776                   49                 744
     1.85%  EV .....                    -                  141                 473                   69                 137
     1.90%  EV .....                   26                    7                  23                    -                 157
     1.95%  EV .....                    -                   79                 529                   28                   1
     2.00%  EV .....                    -                    -                  97                    -                  37
     2.05%  EV .....                    -                    6                   3                    -                   -
     2.10%  EV .....                    -                   20                 195                   17                   -
     2.20%  EV .....                    -                    -                   1                    -                   -
     2.25%  EV .....                    -                    -                   8                    8                   -
                             ------------         ------------        ------------         ------------        ------------
       Total .......     $      1,220,934            3,691,582           5,350,718            1,232,358           4,192,327
                             ============         ============        ============         ============        ============

                                   STOPP2             UIFEMMKT          UIFMIDCAPG              UIFUSRE          VEWRLDEMKT
                             ------------         ------------        ------------         ------------        ------------
     0.95% .........     $        195,030               63,116              12,022              294,357             124,314
     1.00% .........              114,738               25,679               5,642              151,361              60,180
     1.05% .........               10,440                6,496               1,153               26,942              13,012
     1.10% .........               33,216                1,986               2,252               13,886               4,894
     1.15% .........               18,462                  485               1,415                5,102               1,398
     1.20% .........              198,224               32,453              37,388              140,152              74,319
     1.25% .........               20,998                1,844               3,222                7,823               3,713
     1.30% .........               56,883                3,093               2,330               37,137              16,263
     1.35% .........               25,358                  532               2,713               10,439               3,278
     1.40% .........               10,681                  142               1,752                7,626               3,625
     1.45% .........                1,250                  423                 211                1,267               1,376
     1.50% .........               15,516                1,161              10,224                4,762               2,212
     1.55% .........                1,505                  329                 173                1,006                 305
     1.60% .........                3,404                   15                 140                  748                 310
     1.65% .........                5,875                  629               3,173                2,590               2,751
     1.70% .........                  393                    -                 154                  999                  20
     1.75% .........                4,740                  160                  82                  567                 175
     1.80% .........                2,145                  134                 650                1,642                 119
     1.85% .........                2,193                    -                  43                  227                   -
     1.90% .........                  255                    -                   -                   87                  54
     1.95% .........                    3                    -                   -                    7                   -
     2.00% .........                    -                    -                   -                   32                   -
     2.05% .........                  415                    4                 500                  527                 160
     2.10% .........                   14                    -                   -                    -                   -
     2.20% .........                  519                   37                 167                  203                  28
     2.25% .........                  117                    -                   -                   15                   -
     0.95%  EV .....              153,112               37,814              17,984              103,141              50,357
     1.00%  EV .....              218,863               13,013              14,191               54,211              22,667
     1.05%  EV .....               13,965                1,462               1,742                5,145               2,031
     1.10%  EV .....               54,193                2,714               2,562               25,806               5,698
     1.15%  EV .....               15,370                2,189                 313                4,711               3,569
     1.20%  EV .....               10,593                3,371               1,386                6,033               1,789
     1.25%  EV .....               13,609                  531                 162                3,342               1,801
     1.30%  EV .....                2,541                  280                 525                1,631                 757
     1.35%  EV .....                5,146                  255                  70                1,030                 373
     1.40%  EV .....                5,867                  629               1,349                5,488                 746
     1.45%  EV .....                1,444                  185                 286                1,298               1,026
     1.50%  EV .....                6,578                  271                 249                  362                 775
     1.55%  EV .....                4,765                   69                  92                2,262               1,189
     1.60%  EV .....                1,128                    3                  45                2,728                 403
     1.65%  EV .....                  184                  216                   6                  353                 762
     1.70%  EV .....                  542                  145                   -                  704                 447
     1.75%  EV .....                  311                    -                   6                    -                 145
     1.80%  EV .....                  382                    -                   8                   23                   -
     1.85%  EV .....                   90                   91                   -                  758                  32
     1.90%  EV .....                    -                    -                   -                    -                   5
     1.95%  EV .....                   22                    -                   -                  336                   5
     2.00%  EV .....                  104                    -                   -                    -                   -
     2.10%  EV .....                   12                    -                   -                  150                   -
                             ------------         ------------        ------------         ------------        ------------
       Total .......     $      1,231,195              201,956             126,382              929,016             407,083
                             ============         ============        ============         ============        ============


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                                VEWRLDHAS             VVIFDSTK          VVIFINVQBD          VVIFSMCOOPP           WRASSTRAT
                             ------------         ------------        ------------         ------------        ------------
     0.95% .........     $         42,727                3,557                   -                  285              36,299
     1.00% .........               18,850                4,700                   -                  538               2,423
     1.05% .........                4,106                  425                   -                    -               1,001
     1.10% .........                1,420                4,016                   -                   98              26,535
     1.15% .........                  437                1,061                   -                    -               5,193
     1.20% .........               22,547               56,605              12,664                6,736                 771
     1.25% .........                1,580                2,953                 636                  515                 899
     1.30% .........                2,426                  503                   -                   13                   -
     1.35% .........                1,892                   14                   -                    -                 900
     1.40% .........                1,299                  314                   -                   11               3,280
     1.45% .........                  439                  990                   -                1,011                 646
     1.50% .........                  330                1,946                 708                  323                 689
     1.55% .........                  537                  348                   -                    -                 968
     1.60% .........                    5                   22                   -                   11                  70
     1.65% .........                   88                  687                 138                  237                  14
     1.70% .........                    9                    -                   -                    -                  68
     1.75% .........                    5                    -                   -                    -                   -
     1.80% .........                    6                    -                   -                    -                   -
     1.85% .........                    -                    -                   -                    -                  68
     1.90% .........                   97                    -                   -                    -                   -
     2.10% .........                    -                    -                   -                    -                   4
     0.95%  EV .....               13,643               14,562                   -                1,213             106,952
     1.00%  EV .....               12,711               98,566                   -                3,357              14,068
     1.05%  EV .....                  386                1,177                   -                  903               2,631
     1.10%  EV .....                1,466                7,959                   -                1,958              56,637
     1.15%  EV .....                  188                2,921                   -                   40              21,997
     1.20%  EV .....                  343                1,054                   -                    -               5,050
     1.25%  EV .....                  552                3,222                   -                  107               3,334
     1.30%  EV .....                  184                1,991                   -                   54                 383
     1.35%  EV .....                  225                    -                   -                    -                 607
     1.40%  EV .....                  329                  844                   -                    -               9,531
     1.45%  EV .....                  583                  199                   -                    -               1,730
     1.50%  EV .....                   18                    -                   -                    -               1,438
     1.55%  EV .....                  275                  782                   -                    1               2,390
     1.60%  EV .....                  509                  819                   -                  272               1,524
     1.65%  EV .....                    4                    -                   -                    -                 320
     1.70%  EV .....                    -                1,024                   -                   43                 463
     1.75%  EV .....                    -                    -                   -                    -                   8
     1.80%  EV .....                    -                    -                   -                    -               2,052
     1.85%  EV .....                    9                  236                   -                    -                  14
     2.05%  EV .....                    -                    -                   -                    -                  13
                             ------------         ------------        ------------         ------------        ------------
       Total .......     $        130,225              213,497              14,146               17,726             310,970
                             ============         ============        ============         ============        ============

                                    WRBAL                WRBND            WRCOREEQ             WRGROWTH               WRHIP
                             ------------         ------------        ------------         ------------        ------------
     0.95% .........     $         47,629               49,861             135,252              127,013              26,904
     1.00% .........                2,413                2,683               6,641                6,720                 743
     1.05% .........                1,789                2,319               4,356                5,134               1,910
     1.10% .........               22,461               23,484              98,142               93,973              23,004
     1.15% .........                5,140                5,419              14,818               13,914               2,675
     1.20% .........                  797                  503               2,546                2,680                 175
     1.25% .........                1,450                2,911               7,903                6,481               2,314
     1.35% .........                  342                  508               1,124                1,652                 325
     1.40% .........                2,087                7,085              16,562               11,395               3,558
     1.45% .........                  219                  428               1,076                  868                 231
     1.50% .........                  470                  542               3,311                2,964                 185
     1.55% .........                  289                  186               1,751                3,586                 312
     1.60% .........                  131                  276               8,083                7,728                 362
     1.65% .........                   10                  243                 200                  184                  13
     1.70% .........                    -                    -                 658                  658                   -
     1.75% .........                    -                    -                  92                   70                   -
     1.80% .........                    -                    6                  15                    9                   -
     1.85% .........                  335                    -                 450                  232                   -
     1.95% .........                    -                    -                   7                    7                   -
     2.00% .........                    -                    -                  17                    -                   -
     2.10% .........                    3                   12                  30                   67                  13
     0.95%  EV .....               95,845              106,253             451,499              432,632              56,440
     1.00%  EV .....               14,895                8,111              54,874               53,936               7,242
     1.05%  EV .....                2,559                3,019              10,592                6,308               1,337
     1.10%  EV .....               64,245               66,315             201,229              189,520              28,160
     1.15%  EV .....               17,871               18,026              61,551               55,458              12,628
     1.20%  EV .....                1,424                3,900              10,873                9,617               2,062
     1.25%  EV .....                3,554                8,876              14,388               16,508               1,218
     1.30%  EV .....                  509                1,234               1,385                1,792                 771
     1.35%  EV .....                  997                  257               5,265                4,814                 294
     1.40%  EV .....                4,052                5,528              33,505               25,914               3,408
     1.45%  EV .....                1,566                3,624               5,240                4,400                 875
     1.50%  EV .....                1,012                3,350               8,516                6,122               3,212
     1.55%  EV .....                1,956                1,638               5,397                5,409                 788
     1.60%  EV .....                1,529                2,721               3,143                1,641                 803
     1.65%  EV .....                   33                  294                 628                  244                 129
     1.70%  EV .....                  648                    7               1,153                  900                   -
     1.75%  EV .....                  112                  112                 121                    2                   1
     1.80%  EV .....                  339                2,179               2,401                  736                 174
     1.85%  EV .....                   16                  268                 520                  512                 149
     1.90%  EV .....                    -                    -                  29                    -                   -
     1.95%  EV .....                   97                    -                  98                   97                   -
     2.05%  EV .....                    -                   14                  18                   12                   -
                             ------------         ------------        ------------         ------------        ------------
       Total .......     $        298,824              332,192           1,175,459            1,101,909             182,415
                             ============         ============        ============         ============        ============


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                                    WRINT                WRLBP               WRMMP            WRSCITECH             WRSMCAP
                             ------------         ------------        ------------         ------------        ------------
     0.95% .........     $         15,486                3,899              18,987               32,334              40,046
     1.00% .........                  299                    -                 558                  405                 565
     1.05% .........                  585                   77                 623                1,337               1,131
     1.10% .........               11,893                1,264               9,371               25,371              26,502
     1.15% .........                1,563                  256               3,490                3,356               4,165
     1.20% .........                  439                   28                 231                  986                 951
     1.25% .........                1,378                  102               1,305                1,250               2,558
     1.30% .........                    -                    -                  34                    -                   -
     1.35% .........                  411                  142               2,047                  360                 726
     1.40% .........                3,051                  154               7,717                4,397               7,795
     1.45% .........                  264                  312               1,155                  388                 675
     1.50% .........                  795                   23                 415                  772               2,289
     1.55% .........                  749                   67                 398                1,007               1,128
     1.60% .........                4,164                    -                 447                5,589               8,284
     1.65% .........                   58                  232                  52                  139                 150
     1.70% .........                  363                    -                  18                  220                 680
     1.75% .........                    -                    -                   -                   47                  24
     1.80% .........                    1                    -                   -                    2                   2
     1.85% .........                   75                    -                   -                  311                 223
     1.95% .........                    3                    -                   -                    7                   7
     2.00% .........                    -                    -                   -                   11                  11
     2.10% .........                    -                    -                   -                   16                   5
     0.95%  EV .....               68,280               11,985              69,580              114,814             163,511
     1.00%  EV .....                9,148                  907              47,127               13,665              18,078
     1.05%  EV .....                1,938                   74               8,072                2,717               4,083
     1.10%  EV .....               35,170                4,097              27,840               65,971              83,599
     1.15%  EV .....                9,695                1,594              13,292               18,884              22,024
     1.20%  EV .....                1,566                  142               5,320                3,006               3,596
     1.25%  EV .....                1,710                  701               1,548                2,788               4,615
     1.30%  EV .....                  129                    -               3,513                  159                 758
     1.35%  EV .....                1,279                   52               3,676                1,598               2,016
     1.40%  EV .....                5,883                   32              13,837                6,851              10,844
     1.45%  EV .....                  679                  279                 279                  549               1,762
     1.50%  EV .....                1,402                    8               2,677                1,446               1,205
     1.55%  EV .....                1,447                  635               1,053                1,323               2,681
     1.60%  EV .....                  667                  205                  76                  503               1,226
     1.65%  EV .....                   97                  111                  27                  120                 176
     1.70%  EV .....                  123                  561                 300                  142                 190
     1.75%  EV .....                    -                    1                   2                    -                  11
     1.80%  EV .....                  177                    1                   -                  452                 779
     1.85%  EV .....                  409                   21                  69                    -                 324
     1.90%  EV .....                    -                    -                   -                   30                  31
     1.95%  EV .....                    -                    -                   -                   97                  92
     2.05%  EV .....                    -                    -                   -                    2                   2
                             ------------         ------------        ------------         ------------        ------------
       Total .......     $        181,376               27,962             245,136              313,422             419,520
                             ============         ============        ============         ============        ============

                                     WRVP
                             ------------
     0.95% ............  $         16,798
     1.05% ............                96
     1.10% ............            19,117
     1.15% ............             3,300
     1.20% ............               303
     1.25% ............             2,127
     1.35% ............               687
     1.40% ............             3,045
     1.45% ............             1,056
     1.50% ............             1,013
     1.55% ............               356
     1.60% ............             2,991
     1.65% ............                62
     1.70% ............                91
     1.80% ............                 1
     1.85% ............               531
     1.95% ............                 4
     2.00% ............                17
     2.10% ............                 7
     0.95%  EV ........            34,689
     1.00%  EV ........               239
     1.05%  EV ........               379
     1.10%  EV ........            27,595
     1.15%  EV ........            10,383
     1.20%  EV ........               875
     1.25%  EV ........               561
     1.30%  EV ........               378
     1.35%  EV ........               861
     1.40%  EV ........             2,334
     1.45%  EV ........             2,200
     1.50%  EV ........             3,289
     1.55%  EV ........             1,380
     1.60%  EV ........               958
     1.65%  EV ........               203
     1.75%  EV ........                15
     1.80%  EV ........               107
     1.85%  EV ........                10
     1.90%  EV ........                28
     1.95%  EV ........                92
                             ------------
       Total ..........  $        138,178
                             ============


(3) Related Party Transactions

    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.


                                                                     (Continued)

                        NATIONWIDE VARIABLE ACCOUNT-9

(4) FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate and total return for each period in the four year period ended December 31, 2001 and the period November 3, 1997 (commencement of operations) through December 31, 1997.


                                     CONTRACT                             UNIT         CONTRACT          TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE    OWNERS' EQUITY     RETURN**
                                   -----------            ---------    ----------    --------------     --------
    American Century VP -- American Century VP Income & Growth
         2001..................       0.95%               7,240,243    $ 12.289665   $  88,980,161         -9.23%
                                      1.00%               3,618,853      12.263892      44,381,222         -9.28%
                                      1.05%                 637,902      12.238143       7,806,736         -9.32%
                                      1.10%                 696,031      11.705008       8,147,048         -9.37%
                                      1.15%                 219,104      11.685785       2,560,402         -9.41%
                                      1.20%               2,543,395      11.591056      29,480,634         -9.46%
                                      1.25%                 281,959      11.571520       3,262,694         -9.51%
                                      1.30%                 529,883      11.552029       6,121,224         -9.55%
                                      1.35%                 293,031      11.609139       3,401,838         -9.60%
                                      1.40%                 215,442      11.590032       2,496,980         -9.64%
                                      1.45%                  29,405      11.570948         340,244         -9.69%
                                      1.50%                 158,021      11.551890       1,825,441         -9.74%
                                      1.55%                  30,850      11.532853         355,789         -9.78%
                                      1.60%                  21,542      11.513844         248,031         -9.83%
                                      1.65%                  81,367      11.494846         935,301         -9.87%
                                      1.70%                   8,011       8.623786          69,085         -9.92%
                                      1.75%                  15,428       8.612091         132,867         -9.97%
                                      1.80%                  37,357       8.600411         321,286        -10.01%
                                      1.85%                     759       8.588758           6,519        -10.06%
                                      2.00%                     867       8.553813           7,416        -10.20%
                                      2.05%                  11,188       8.542208          95,570        -10.24%
                                      2.20%                  14,380       8.507395         122,336        -10.38%
                                      2.25%                     144       8.048687           1,159        -10.43%
                                      0.95%  EV***        1,650,556      11.587805      19,126,321         -9.71%
                                      1.00%  EV***        1,032,649      11.568738      11,946,446         -9.75%
                                      1.05%  EV***          104,534      11.549691       1,207,335         -9.80%
                                      1.10%  EV***          386,427      11.530657       4,455,757         -9.85%
                                      1.15%  EV***          194,371      11.511653       2,237,532         -9.89%
                                      1.20%  EV***           90,219      11.492669       1,036,857         -9.94%
                                      1.25%  EV***          104,807       9.067602         950,348         -9.98%
                                      1.30%  EV***           15,537       9.053949         140,671        -10.03%
                                      1.35%  EV***           14,692       9.040327         132,820        -10.08%
                                      1.40%  EV***           59,567       9.026721         537,695        -10.12%
                                      1.45%  EV***           17,392       9.013139         156,757        -10.17%
                                      1.50%  EV***           26,178       8.999553         235,590        -10.21%
                                      1.55%  EV***           28,393       8.985977         255,139        -10.26%
                                      1.60%  EV***           11,541       8.972424         103,551        -10.31%
                                      1.65%  EV***            3,324       8.958898          29,779        -10.35%
                                      1.70%  EV***            1,817       8.945379          16,254        -10.40%
                                      1.75%  EV***            1,610       8.931857          14,380        -10.44%
                                      1.80%  EV***            1,675       8.918380          14,938        -10.49%
                                      1.85%  EV***              327       8.904894           2,912        -10.54%
                                      1.90%  EV***               96       8.891408             854        -10.58%
                                      2.00%  EV***              182       8.864517           1,613        -10.68%
         2000.................        0.95%               7,018,117      13.539187      95,019,598        -11.46%
                                      1.00%               3,900,358      13.517671      52,723,756        -11.50%
                                      1.05%                 653,732      13.496155       8,822,868        -11.55%

                                     CONTRACT                             UNIT         CONTRACT          TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE    OWNERS' EQUITY     RETURN**
                                   -----------            ---------    ----------    --------------     --------
                                      1.10%                 390,290      12.914785       5,040,511        -11.59%
                                      1.15%                  81,763      12.900147       1,054,755        -11.64%
                                      1.20%               2,074,770      12.802086      26,561,384        -11.68%
                                      1.25%                 257,237      12.787029       3,289,297        -11.73%
                                      1.30%                 579,704      12.771997       7,403,978        -11.77%
                                      1.35%                 143,317      12.841696       1,840,433        -11.82%
                                      1.40%                  48,440      12.827110         621,345        -11.86%
                                      1.45%                  38,213      12.812521         489,605        -11.90%
                                      1.50%                  91,071      12.797950       1,165,522        -11.95%
                                      1.55%                   3,256      12.783396          41,623        -11.99%
                                      1.60%                   4,133      12.768846          52,774        -12.04%
                                      1.65%                  19,036      12.754306         242,791        -12.08%
                                      1.70%                   4,805       9.573565          46,001        -12.13%
                                      1.75%                   8,440       9.565494          80,733        -12.17%
                                      1.80%                   7,095       9.557420          67,810        -12.22%
                                      0.95%  EV***          987,259      12.833535      12,670,023         -9.39%  01/21/00
                                      1.00%  EV***          822,474      12.818972      10,543,271         -9.43%  01/21/00
                                      1.05%  EV***           85,553      12.804410       1,095,456         -9.48%  01/21/00
                                      1.10%  EV***          114,844      12.789854       1,468,838         -9.52%  01/21/00
                                      1.15%  EV***          127,694      12.775316       1,631,331         -9.56%  01/21/00
                                      1.20%  EV***           41,515      12.760780         529,764         -9.60%  01/21/00
                                      1.25%  EV***           79,925      10.073275         805,107         -9.65%  01/21/00
                                      1.30%  EV***            1,834      10.063277          18,456         -9.69%  01/21/00
                                      1.35%  EV***            2,731      10.053296          27,456         -9.73%  01/21/00
                                      1.40%  EV***           34,528      10.043312         346,775         -9.78%  01/21/00
                                      1.45%  EV***           11,881      10.033345         119,206         -9.82%  01/21/00
                                      1.50%  EV***            9,223      10.023377          92,446         -9.86%  01/21/00
                                      1.55%  EV***            7,411      10.013399          74,209         -9.91%  01/21/00
                                      1.60%  EV***            1,201      10.003449          12,014         -9.95%  01/21/00
                                      1.65%  EV***              815       9.993496           8,145         -9.99%  01/21/00
                                      1.75%  EV***            1,091       9.973597          10,881        -10.08%  01/21/00
                                      1.80%  EV***              110       9.963676           1,096        -10.12%  01/21/00
                                      1.85%  EV***              134       9.953738           1,334        -10.16%  01/21/00
                                      1.90%  EV***               96       9.943798             955        -10.21%  01/21/00
         1999..................       0.95%               5,524,884      15.291612      84,484,382         16.90%
                                      1.00%               3,193,659      15.274980      48,783,077         16.84%
                                      1.05%                 521,283      15.258324       7,953,905         16.78%
                                      1.10%                 251,963      14.608384       3,680,772         16.72%
                                      1.15%                  42,710      14.599165         623,530         16.66%
                                      1.20%                 844,114      14.495483      12,235,840         16.60%
                                      1.25%                 106,136      14.485724       1,537,457         16.55%
                                      1.30%                 216,063      14.475981       3,127,724         16.49%
                                      1.35%                  63,876      14.562313         930,182         16.43%
                                      1.40%                   8,669      14.553111         126,161         16.37%
                                      1.45%                   3,338      14.543892          48,548         16.31%
                                      1.50%                   9,928      14.534695         144,300         16.25%
                                      1.65%                   3,631      14.507084          52,675         16.07%
                                      1.70%                     217      10.894734           2,364          8.95%  05/03/99
                                      1.75%                     375      10.891060           4,084          8.91%  05/03/99
                                      1.80%                   2,334      10.887381          25,411          8.87%  05/03/99
         1998.................        0.95%               2,111,024      13.081019      27,614,345         25.66%
                                      1.00%               1,195,665      13.073386      15,631,390         25.60%
                                      1.05%                 210,557      13.065728       2,751,080         25.53%
                                      1.10%                   7,926      12.515499          99,198         25.15%  10/01/98
                                      1.15%                   3,409      12.513926          42,660         25.14%  10/01/98
                                      1.20%                   2,542      12.431326          31,600         24.31%  09/01/98


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                     CONTRACT                             UNIT         CONTRACT          TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE    OWNERS' EQUITY     RETURN**
                                   -----------            ---------    ----------    --------------     --------
         1997.................        0.95%                  20,646      10.409767         214,920          4.10%  11/03/97
                                      1.00%                  17,245      10.408936         179,502          4.09%  11/03/97
                                      1.05%                   6,068      10.408098          63,156          4.08%  11/03/97

American Century VP -- American
 Century VP International
         2001.................        0.95%               6,918,542      11.143861      77,099,270        -29.85%
                                      1.00%               3,433,648      11.120489      38,183,845        -29.89%
                                      1.05%                 619,344      11.097182       6,872,973        -29.92%
                                      1.10%                 422,783      11.275782       4,767,209        -29.96%
                                      1.15%                 152,594      11.257260       1,717,790        -29.99%
                                      1.20%               3,207,260      10.162935      32,595,175        -30.03%
                                      1.25%                 211,312      10.145818       2,143,933        -30.07%
                                      1.30%                 586,172      10.128725       5,937,175        -30.10%
                                      1.35%                 228,512      11.183425       2,555,547        -30.14%
                                      1.40%                 111,445      11.165028       1,244,287        -30.17%
                                      1.45%                  27,334      11.146637         304,682        -30.21%
                                      1.50%                 191,113      11.128268       2,126,757        -30.24%
                                      1.55%                  43,123      11.109924         479,093        -30.28%
                                      1.60%                  13,953      11.091611         154,761        -30.32%
                                      1.65%                  64,441      11.073317         713,576        -30.35%
                                      1.70%                   4,972       8.717309          43,342        -30.39%
                                      1.75%                   4,985       8.705508          43,397        -30.42%
                                      1.80%                  14,292       8.693698         124,250        -30.46%
                                      1.85%                      89       8.681907             773        -30.49%
                                      1.90%                       5       8.670125              43        -30.53%
                                      2.00%                     222       8.646608           1,920        -30.60%
                                      2.05%                   8,318       8.634862          71,825        -30.64%
                                      2.20%                   4,968       8.599678          42,723        -30.74%
                                      0.95%  EV***        1,551,013      11.160807      17,310,557        -30.30%
                                      1.00%  EV***          965,779      11.142433      10,761,128        -30.34%
                                      1.05%  EV***           99,956      11.124101       1,111,921        -30.38%
                                      1.10%  EV***          368,967      11.105768       4,097,662        -30.41%
                                      1.15%  EV***          116,010      11.087463       1,286,257        -30.45%
                                      1.20%  EV***           91,274      11.069191       1,010,329        -30.48%
                                      1.25%  EV***           85,221       8.890356         757,645        -30.52%
                                      1.30%  EV***           30,746       8.876977         272,932        -30.55%
                                      1.35%  EV***           13,445       8.863630         119,172        -30.59%
                                      1.40%  EV***           49,012       8.850282         433,770        -30.63%
                                      1.45%  EV***           17,508       8.836946         154,717        -30.66%
                                      1.50%  EV***           55,594       8.823638         490,541        -30.70%
                                      1.55%  EV***           20,435       8.810329         180,039        -30.73%
                                      1.60%  EV***           21,869       8.797032         192,382        -30.77%
                                      1.65%  EV***            1,183       8.783756          10,391        -30.80%
                                      1.70%  EV***            1,348       8.770494          11,823        -30.84%
                                      1.75%  EV***            1,860       8.757252          16,288        -30.88%
                                      1.80%  EV***              203       8.744003           1,775        -30.91%
                                      1.85%  EV***               13       8.730792             114        -30.95%
                                      1.95%  EV***               29       8.704371             252        -31.02%
         2000.................        0.95%               7,422,625      15.886136     117,916,830        -17.61%
                                      1.00%               3,986,673      15.860876      63,232,126        -17.65%
                                      1.05%                 721,255      15.835690      11,421,571        -17.70%
                                      1.10%                 206,399      16.098754       3,322,767        -17.74%
                                      1.15%                  66,388      16.080508       1,067,553        -17.78%
                                      1.20%               2,611,870      14.524713      37,936,662        -17.82%

                                     CONTRACT                             UNIT         CONTRACT          TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE    OWNERS' EQUITY     RETURN**
                                   -----------            ---------    ----------    --------------     --------
                                      1.25%                 194,423      14.507647       2,820,620        -17.86%
                                      1.30%                 666,520      14.490593       9,658,270        -17.90%
                                      1.35%                 116,849      16.007673       1,870,481        -17.94%
                                      1.40%                  43,434      15.989500         694,488        -17.98%
                                      1.45%                  26,769      15.971330         427,537        -18.03%
                                      1.50%                 124,316      15.953179       1,983,235        -18.07%
                                      1.55%                  33,681      15.935027         536,708        -18.11%
                                      1.60%                   3,933      15.916904          62,601        -18.15%
                                      1.65%                  35,178      15.898785         559,287        -18.19%
                                      1.70%                   3,840      12.522513          48,086        -18.23%
                                      1.75%                   3,023      12.511970          37,824        -18.27%
                                      1.80%                   1,977      12.501416          24,715        -18.32%
                                      1.90%                       5      12.480327              62        -18.40%
                                      2.00%                     212      12.459273           2,641        -18.48%
                                      0.95%  EV***        1,254,272      16.013723      20,085,564        -14.62%  01/21/00
                                      1.00%  EV***          852,006      15.995555      13,628,309        -14.66%  01/21/00
                                      1.05%  EV***           88,800      15.977403       1,418,793        -14.70%  01/21/00
                                      1.10%  EV***          216,712      15.959268       3,458,565        -14.74%  01/21/00
                                      1.15%  EV***           75,717      15.941133       1,207,015        -14.78%  01/21/00
                                      1.20%  EV***           55,732      15.923029         887,422        -14.82%  01/21/00
                                      1.25%  EV***           49,961      12.795341         639,268        -14.86%  01/21/00
                                      1.30%  EV***            2,527      12.782658          32,302        -14.90%  01/21/00
                                      1.35%  EV***            1,253      12.769987          16,001        -14.94%  01/21/00
                                      1.40%  EV***           26,520      12.757327         338,324        -14.98%  01/21/00
                                      1.45%  EV***           18,448      12.744654         235,113        -15.02%  01/21/00
                                      1.50%  EV***           36,626      12.732016         466,323        -15.06%  01/21/00
                                      1.55%  EV***            2,846      12.719356          36,199        -15.10%  01/21/00
                                      1.60%  EV***            2,454      12.706727          31,182        -15.14%  01/21/00
                                      1.65%  EV***              742      12.694086           9,419        -15.19%  01/21/00
                                      1.70%  EV***            2,381      12.681460          30,195        -15.23%  01/21/00
                                      1.75%  EV***            1,206      12.668851          15,279        -15.27%  01/21/00
                                      1.80%  EV***              169      12.656219           2,139        -15.31%  01/21/00
                                      1.90%  EV***               40      12.631008             505        -15.39%  01/21/00
                                      1.95%  EV***               76      12.618411             959        -15.43%  01/21/00
         1999.................        0.95%               5,210,161      19.282175     100,463,236         62.49%
                                      1.00%               3,079,323      19.261196      59,311,444         62.41%
                                      1.05%                 493,669      19.240268       9,498,324         62.32%
                                      1.10%                  56,240      19.569739       1,100,602         62.24%
                                      1.15%                  15,669      19.557409         306,445         62.16%
                                      1.20%               1,087,627      17.674116      19,222,846         62.08%
                                      1.25%                  56,012      17.662250         989,298         62.00%
                                      1.30%                 183,597      17.650383       3,240,557         61.92%
                                      1.35%                  15,728      19.508116         306,824         61.83%
                                      1.40%                   7,664      19.495801         149,416         61.75%
                                      1.45%                   6,296      19.483474         122,668         61.67%
                                      1.50%                  35,092      19.471172         683,282         61.59%
                                      1.55%                     175      19.458849           3,405         61.51%
                                      1.60%                      15      19.446544             292         61.42%
                                      1.65%                   2,347      19.434239          45,612         61.34%
                                      1.70%                      48      15.314929             735         53.15%  05/03/99
         1998.................        0.95%               2,670,904      11.866841      31,695,193         17.63%
                                      1.00%               1,463,410      11.859906      17,355,905         17.57%
                                      1.05%                 265,107      11.852979       3,142,308         17.51%
                                      1.10%                   1,791      12.062037          21,603         20.62%  10/01/98
                                      1.15%                   1,778      12.060517          21,444         20.61%  10/01/98


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED



                                     CONTRACT                             UNIT         CONTRACT          TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE    OWNERS' EQUITY     RETURN**
                                   -----------            ---------    ----------    --------------     --------
                                      1.20%                     223      10.904652           2,432          9.05%  09/01/98
                                      1.35%                     272      12.054452           3,279         20.54%  10/01/98
         1997.................        0.95%                  39,079      10.088106         394,233          0.88%  11/03/97
                                      1.00%                  12,469      10.087297         125,779          0.87%  11/03/97
                                      1.05%                   2,963      10.086493          29,886          0.86%  11/03/97

American Century VP -- American
 Century VP Value
         2001.................        0.95%               7,099,643      13.728674      97,468,684         11.74%
                                      1.00%               3,030,117      13.699855      41,512,164         11.69%
                                      1.05%                 487,747      13.671134       6,668,055         11.63%
                                      1.10%                 746,891      14.420645      10,770,650         11.57%
                                      1.15%                 353,703      14.396972       5,092,252         11.52%
                                      1.20%               2,739,454      14.654697      40,145,868         11.46%
                                      1.25%                 282,152      14.630021       4,127,890         11.40%
                                      1.30%               1,077,697      14.605357      15,740,149         11.35%
                                      1.35%                 481,320      14.302552       6,884,104         11.29%
                                      1.40%                 273,342      14.279045       3,903,063         11.23%
                                      1.45%                  49,711      14.255535         708,657         11.18%
                                      1.50%                 162,982      14.232053       2,319,568         11.12%
                                      1.55%                  58,553      14.208598         831,956         11.06%
                                      1.60%                  61,860      14.185172         877,495         11.01%
                                      1.65%                 114,428      14.161782       1,620,504         10.95%
                                      1.70%                   8,675      11.308628          98,102         10.89%
                                      1.75%                  10,322      11.293308         116,570         10.84%
                                      1.80%                  31,419      11.278022         354,344         10.78%
                                      1.85%                  22,369      11.262728         251,936         10.72%
                                      1.90%                  10,608      11.247447         119,313         10.67%
                                      1.95%                     162      11.232186           1,820         10.61%
                                      2.00%                   1,546      11.216937          17,341         10.55%
                                      2.05%                  13,130      11.201712         147,078         10.50%
                                      2.15%                       9      11.171284             101         10.38%
                                      2.20%                  12,980      11.156087         144,806         10.33%
                                      2.25%                     744      12.970847           9,650         10.27%
                                      0.95%  EV***        2,156,943      14.291006      30,824,885         11.33%
                                      1.00%  EV***        1,329,054      14.267511      18,962,293         11.27%
                                      1.05%  EV***          161,424      14.244021       2,299,327         11.21%
                                      1.10%  EV***          857,046      14.220574      12,187,686         11.16%
                                      1.15%  EV***          207,531      14.197145       2,946,348         11.10%
                                      1.20%  EV***          122,741      14.173750       1,739,700         11.04%
                                      1.25%  EV***           81,708      12.647932       1,033,437         10.99%
                                      1.30%  EV***           47,633      12.628921         601,553         10.93%
                                      1.35%  EV***           49,117      12.609948         619,363         10.87%
                                      1.40%  EV***           86,804      12.591006       1,092,950         10.82%
                                      1.45%  EV***           18,011      12.572024         226,435         10.76%
                                      1.50%  EV***           26,258      12.553087         329,619         10.70%
                                      1.55%  EV***           81,766      12.534191       1,024,871         10.65%
                                      1.60%  EV***           33,034      12.515317         413,431         10.59%
                                      1.65%  EV***           14,315      12.496434         178,886         10.53%
                                      1.70%  EV***           33,001      12.477599         411,773         10.48%
                                      1.75%  EV***            2,073      12.458756          25,827         10.42%
                                      1.80%  EV***              644      12.439946           8,011         10.36%
                                      1.85%  EV***            9,059      12.421133         112,523         10.31%
                                      1.90%  EV***               36      12.402386             446         10.25%
                                      1.95%  EV***            8,632      12.383625         106,895         10.19%

                                     CONTRACT                             UNIT         CONTRACT          TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE    OWNERS' EQUITY     RETURN**
                                   -----------            ---------    ----------    --------------     --------
                                      2.05%  EV***               34      12.346160             420         10.08%
                                      2.10%  EV***            2,158      12.327462          26,603         10.02%
                                      2.20%  EV***               17      12.290121             209          9.91%
         2000.................        0.95%               3,301,779      12.285793      40,564,973         17.03%
                                      1.00%               1,348,126      12.266234      16,536,429         16.97%
                                      1.05%                 319,706      12.246733       3,915,354         16.91%
                                      1.10%                  58,618      12.924722         757,621         16.85%
                                      1.15%                  13,110      12.910062         169,251         16.79%
                                      1.20%                 917,715      13.147862      12,065,990         16.73%
                                      1.25%                  79,873      13.132406       1,048,925         16.67%
                                      1.30%                 299,304      13.116946       3,925,954         16.62%
                                      1.35%                  42,146      12.851555         541,642         16.56%
                                      1.40%                  23,436      12.836968         300,847         16.50%
                                      1.45%                  12,071      12.822378         154,779         16.44%
                                      1.50%                  47,141      12.807784         603,772         16.38%
                                      1.55%                   3,503      12.793204          44,815         16.32%
                                      1.60%                     434      12.778642           5,546         16.26%
                                      1.65%                  16,121      12.764086         205,770         16.20%
                                      1.70%                   1,110      10.197744          11,319         16.15%
                                      1.75%                   3,773      10.189139          38,444         16.09%
                                      1.80%                   6,794      10.180559          69,167         16.03%
                                      1.90%                      17      10.163375             173         15.91%
                                      0.95%  EV***          542,421      12.836853       6,962,979         18.56%  01/21/00
                                      1.00%  EV***          542,905      12.822282       6,961,281         18.51%  01/21/00
                                      1.05%  EV***           23,096      12.807702         295,807         18.45%  01/21/00
                                      1.10%  EV***           67,162      12.793140         859,213         18.39%  01/21/00
                                      1.15%  EV***           19,988      12.778588         255,418         18.34%  01/21/00
                                      1.20%  EV***           10,990      12.764037         140,277         18.28%  01/21/00
                                      1.25%  EV***            4,206      11.395802          47,931         18.22%  01/21/00
                                      1.30%  EV***            3,882      11.384497          44,195         18.17%  01/21/00
                                      1.35%  EV***              126      11.373207           1,433         18.11%  01/21/00
                                      1.40%  EV***           21,574      11.361940         245,122         18.06%  01/21/00
                                      1.45%  EV***            4,792      11.350626          54,392         18.00%  01/21/00
                                      1.50%  EV***            9,205      11.339331         104,379         17.94%  01/21/00
                                      1.55%  EV***            3,972      11.328063          44,995         17.89%  01/21/00
                                      1.60%  EV***            4,298      11.316810          48,640         17.83%  01/21/00
                                      1.65%  EV***            2,847      11.305532          32,187         17.77%  01/21/00
                                      1.70%  EV***            1,514      11.294287          17,100         17.72%  01/21/00
                                      1.75%  EV***            1,148      11.283026          12,953         17.66%  01/21/00
         1999.................        0.95%               1,981,007      10.498316      20,797,237         -1.79%
                                      1.00%                 946,032      10.486868       9,920,913         -1.84%
                                      1.05%                 211,432      10.475442       2,214,844         -1.89%
                                      1.10%                  15,283      11.060928         169,044         -1.94%
                                      1.15%                   3,083      11.053935          34,079         -1.99%
                                      1.20%                 351,241      11.263216       3,956,103         -2.04%
                                      1.25%                  39,687      11.255628         446,702         -2.09%
                                      1.30%                  41,505      11.248045         466,850         -2.14%
                                      1.35%                   6,991      11.026014          77,083         -2.19%
                                      1.40%                   7,925      11.019041          87,326         -2.24%
                                      1.45%                   1,405      11.012072          15,472         -2.29%
                                      1.50%                   7,633      11.005082          84,002         -2.34%
                                      1.55%                   3,076      10.998104          33,830         -2.39%
                                      1.65%                   4,630      10.984159          50,857         -2.49%
                                      1.70%                      49       8.780117             430        -12.20%  05/03/99
                                      1.75%                     132       8.777154           1,159        -12.23%  05/03/99




                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED





                                     CONTRACT                             UNIT         CONTRACT          TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE    OWNERS' EQUITY     RETURN**
                                   -----------            ---------    ----------    --------------     --------
         1998.................        0.95%               1,219,986      10.689857      13,041,476          3.82%
                                      1.00%                 654,350      10.683601       6,990,814          3.76%
                                      1.05%                 149,455      10.677353       1,595,784          3.71%
                                      1.10%                     360      11.279817           4,061         12.80%  10/01/98
                                      1.15%                       9      11.278389             102         12.78%  10/01/98
                                      1.20%                   1,309      11.497731          15,051         14.98%  09/01/98
                                      1.25%                     322      11.495807           3,702         14.96%  09/01/98
         1997.................        0.95%                  57,340      10.296896         590,424          2.97%  11/03/97
                                      1.00%                  65,134      10.296077         670,625          2.96%  11/03/97
                                      1.05%                   9,553      10.295249          98,351          2.95%  11/03/97

Credit Suisse Trust -- Global
Post-Venture Capital Portfolio
         2001.................        0.95%                 537,694       9.553561       5,136,892        -29.32%
                                      1.00%                 190,518       9.533519       1,816,307        -29.35%
                                      1.05%                  74,719       9.513493         710,839        -29.39%
                                      1.10%                   4,829      11.746746          56,725        -29.43%
                                      1.15%                      49      11.727447             575        -29.46%
                                      1.20%                  65,796      11.620449         764,579        -29.50%
                                      1.25%                     426      11.600830           4,942        -29.53%
                                      1.30%                   3,607      11.581271          41,774        -29.57%
                                      1.35%                   2,115      11.650462          24,641        -29.61%
                                      1.40%                   1,397      11.631260          16,249        -29.64%
                                      1.65%                      34      11.535653             392        -29.82%
         2000.................        0.95%                 664,992      13.516337       8,988,256        -19.71%
                                      1.00%                 271,329      13.494845       3,661,543        -19.75%
                                      1.05%                  93,547      13.473367       1,260,393        -19.79%
                                      1.10%                   5,260      16.644686          87,551        -19.83%
                                      1.15%                     108      16.625822           1,796        -19.87%
                                      1.20%                  65,241      16.482534       1,075,337        -19.91%
                                      1.25%                   2,892      16.463131          47,611        -19.95%
                                      1.30%                   4,155      16.443767          68,324        -19.99%
                                      1.35%                   2,167      16.550469          35,865        -20.03%
                                      1.40%                   1,553      16.531655          25,674        -20.07%
                                      1.65%                      34      16.437806             559        -20.27%
         1999.................        0.95%                 759,803      16.833540      12,790,174         61.95%
                                      1.00%                 303,386      16.815230       5,101,505         61.87%
                                      1.05%                 104,718      16.796919       1,758,940         61.78%
                                      1.10%                   3,041      20.760969          63,134         61.70%
                                      1.20%                  75,360      20.579437       1,550,866         61.54%
                                      1.25%                   4,113      20.565582          84,586         61.46%
                                      1.30%                   8,128      20.551766         167,045         61.38%
                                      1.35%                   3,334      20.695562          68,999         61.29%
                                      1.40%                   1,159      20.682481          23,971         61.21%
                                      1.65%                      23      20.617144             474         60.80%
         1998.................        0.95%                 401,651      10.394476       4,174,952          5.50%
                                      1.00%                 152,196      10.388404       1,581,074          5.45%
                                      1.05%                  71,804      10.382320         745,492          5.39%
                                      1.10%                      61      12.839012             783         28.39%  10/01/98
                                      1.20%                       3      12.739606              38         27.40%  09/01/98
                                      1.25%                     487      12.737475           6,203         27.37%  09/01/98
         1997.................        0.95%                   8,875       9.852750          87,443         -1.47%  11/03/97
                                      1.00%                   2,390       9.851960          23,546         -1.48%  11/03/97
                                      1.05%                   3,196       9.851173          31,484         -1.49%  11/03/97



                                     CONTRACT                             UNIT         CONTRACT          TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE    OWNERS' EQUITY     RETURN**
                                   -----------            ---------    ----------    --------------     --------
Credit Suisse Trust --
  International Equity Portfolio
         2001.................        0.95%               1,118,265       8.472446       9,474,440        -23.02%
                                      1.00%                 477,215       8.454665       4,034,693        -23.06%
                                      1.05%                 105,407       8.436904         889,309        -23.10%
                                      1.10%                   3,805       9.875436          37,576        -23.14%
                                      1.15%                   2,462       9.859228          24,273        -23.17%
                                      1.20%                  83,328        9.20601         767,119        -23.21%
                                      1.25%                  10,826       9.190492          99,496        -23.25%
                                      1.30%                  11,224       9.175002         102,980        -23.29%
                                      1.35%                   3,467       9.794534          33,958        -23.33%
                                      1.40%                     695       9.778400           6,796        -23.37%
                                      1.45%                     536       9.762282           5,233        -23.41%
                                      1.50%                   4,375       9.746211          42,640        -23.45%
                                      1.60%                     199       9.714079           1,933        -23.53%
                                      1.65%                   1,458       9.698035          14,140        -23.57%
         2000.................        0.95%               1,280,898      11.005780      14,097,282        -26.60%
                                      1.00%                 560,127      10.988262       6,154,822        -26.63%
                                      1.05%                 129,795      10.970789       1,423,954        -26.67%
                                      1.10%                   4,017      12.847895          51,610        -26.71%
                                      1.15%                   2,389      12.833338          30,659        -26.74%
                                      1.20%                 100,383      11.989196       1,203,511        -26.78%
                                      1.25%                  12,747      11.975093         152,647        -26.82%
                                      1.30%                  17,874      11.961010         213,791        -26.86%
                                      1.35%                   3,467      12.775184          44,292        -26.89%
                                      1.40%                     722      12.760667           9,213        -26.93%
                                      1.45%                     536      12.746142           6,832        -26.97%
                                      1.50%                   4,375      12.731669          55,701        -27.00%
                                      1.60%                     199      12.702702           2,528        -27.08%
                                      1.65%                     903      12.688214          11,457        -27.11%
         1999.................        0.95%               1,577,329      14.993656      23,649,928         51.98%
                                      1.00%                 620,873      14.977312       9,299,009         51.90%
                                      1.05%                 154,254      14.961024       2,307,798         51.82%
                                      1.10%                   2,332      17.529681          40,879         51.75%
                                      1.15%                   2,206      17.518646          38,646         51.67%
                                      1.20%                 375,479      16.374564       6,148,305         51.59%
                                      1.25%                  25,508      16.363554         417,402         51.52%
                                      1.30%                  18,823      16.352558         307,804         51.44%
                                      1.35%                   3,708      17.474463          64,795         51.36%
                                      1.40%                     653      17.463426          11,404         51.29%
                                      1.45%                     736      17.452381          12,845         51.21%
                                      1.50%                   1,557      17.441358          27,156         51.13%
                                      1.60%                      78      17.419297           1,359         50.98%
                                      1.65%                     531      17.408242           9,244         50.90%
         1998.................        0.95%                 976,389       9.865775       9,632,834          4.35%
                                      1.00%                 501,614       9.860001       4,945,915          4.29%
                                      1.05%                 126,381       9.854235       1,245,388          4.24%
                                      1.10%                       2      11.551939              23         15.52%  10/01/98
         1997.................        0.95%                  58,518       9.454794         553,276         -5.45%  11/03/97
                                      1.00%                  20,847       9.454036         197,088         -5.46%  11/03/97
                                      1.05%                   6,653       9.453278          62,893         -5.47%  11/03/97

Credit Suisse Trust -- Large Cap
  Value Portfolio
         2001.................        0.95%                 826,313      13.077460      10,806,075         -0.02%
                                      1.00%                 412,659      13.050029       5,385,212         -0.07%
                                      1.05%                 115,948      13.022678       1,509,953         -0.12%
                                      1.10%                   9,453      13.441552         127,063         -0.17%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED



                                     CONTRACT                             UNIT         CONTRACT          TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE    OWNERS' EQUITY     RETURN**
                                   -----------            ---------    ----------    --------------     --------
                                      1.15%                   3,402      13.419495          45,653         -0.22%
                                      1.20%                 160,321      13.167262       2,110,989         -0.27%
                                      1.25%                  15,188      13.145064         199,647         -0.32%
                                      1.30%                  17,165      13.122923         225,255         -0.37%
                                      1.35%                   4,740      13.331498          63,191         -0.43%
                                      1.40%                   7,923      13.309568         105,452         -0.48%
                                      1.45%                   1,010      13.287675          13,421         -0.53%
                                      1.50%                   9,049      13.265780         120,042         -0.58%
                                      1.55%                   1,949      13.243925          25,812         -0.63%
                                      1.65%                   3,890      13.200277          51,349         -0.73%
                                      1.70%                   2,261       9.922893          22,436         -0.78%
                                      1.75%                     261       9.909449           2,586         -0.83%
                                      1.80%                   1,164       9.896033          11,519         -0.88%
                                      0.95%  EV***           47,278      13.317857         629,642         -0.44%
                                      1.00%  EV***           21,315      13.295960         283,403         -0.49%
                                      1.05%  EV***            2,388      13.274068          31,698         -0.54%
                                      1.10%  EV***              528      13.252221           6,997         -0.59%
                                      1.15%  EV***            3,507      13.230390          46,399         -0.64%
                                      1.20%  EV***              781      13.208594          10,316         -0.69%
                                      1.30%  EV***            1,133      11.006650          12,471         -0.79%
                                      1.35%  EV***              438      10.990095           4,814         -0.84%
                                      1.40%  EV***              468      10.973557           5,136         -0.89%
                                      1.45%  EV***              137      10.957044           1,501         -0.94%
                                      1.50%  EV***              658      10.940565           7,199         -0.99%
                                      1.85%  EV***               37      10.825552             401         -1.35%
         2000.................        0.95%                 808,299      13.079940      10,572,502          7.88%
                                      1.00%                 376,965      13.059137       4,922,838          7.83%
                                      1.05%                 115,481      13.038397       1,505,687          7.77%
                                      1.10%                   5,997      13.464612          80,747          7.72%
                                      1.15%                   4,053      13.449360          54,510          7.66%
                                      1.20%                 166,739      13.203287       2,201,503          7.61%
                                      1.25%                   7,602      13.187744         100,253          7.56%
                                      1.30%                  17,814      13.172245         234,650          7.50%
                                      1.35%                  10,852      13.388420         145,291          7.45%
                                      1.40%                   6,137      13.373210          82,071          7.39%
                                      1.45%                   1,010      13.358023          13,492          7.34%
                                      1.50%                   9,842      13.342824         131,320          7.29%
                                      1.55%                   1,949      13.327642          25,976          7.23%
                                      1.70%                   2,169      10.000956          21,692          7.07%
                                      1.75%                     261       9.992513           2,608          7.02%
                                      1.80%                   1,164       9.984104          11,621          6.96%
                                      0.95%  EV***           38,406      13.376195         513,726         13.89%  01/21/00
                                      1.00%  EV***           21,454      13.361008         286,647         13.84%  01/21/00
                                      1.05%  EV***            1,396      13.345820          18,631         13.79%  01/21/00
                                      1.10%  EV***              513      13.330655           6,839         13.73%  01/21/00
                                      1.15%  EV***            3,507      13.315500          46,697         13.68%  01/21/00
                                      1.20%  EV***              288      13.300356           3,831         13.62%  01/21/00
                                      1.35%  EV***              392      11.083443           4,345         13.46%  01/21/00
                                      1.45%  EV***              137      11.061443           1,515         13.35%  01/21/00
                                      1.85%  EV***               37      10.973682             406         12.92%  01/21/00
         1999.................        0.95%                 828,945      12.124398      10,050,459          5.23%
                                      1.00%                 454,648      12.111181       5,506,324          5.18%
                                      1.05%                 123,154      12.098010       1,489,918          5.13%
                                      1.10%                   2,246      12.499772          28,074          5.07%


                                     CONTRACT                             UNIT         CONTRACT          TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE    OWNERS' EQUITY     RETURN**
                                   -----------            ---------    ----------    --------------     --------
                                      1.15%                   2,880      12.491882          35,977          5.02%
                                      1.20%                  76,138      12.269490         934,174          4.97%
                                      1.25%                   5,352      12.261224          65,622          4.92%
                                      1.30%                  15,717      12.252980         192,580          4.86%
                                      1.35%                     666      12.460330           8,299          4.81%
                                      1.40%                   4,826      12.452445          60,095          4.76%
                                      1.50%                   3,588      12.436688          44,623          4.65%
                                      1.55%                     366      12.428801           4,549          4.60%
                                      1.70%                     125       9.340613           1,168         -6.59%  05/03/99
                                      1.75%                      53       9.337456             495         -6.63%  05/03/99
         1998.................        0.95%                 702,417      11.521372       8,092,808         11.06%
                                      1.00%                 344,025      11.514627       3,961,320         11.01%
                                      1.05%                  89,716      11.507907       1,032,443         10.95%
                                      1.10%                     252      11.896081           2,998         18.96%  10/01/98
                                      1.20%                      25      11.688738             292         16.89%  09/01/98
                                      1.25%                     499      11.686779           5,832         16.87%  09/01/98
         1997.................        0.95%                  13,398      10.373620         138,986          3.74%  11/03/97
                                      1.00%                  21,505      10.372788         223,067          3.73%  11/03/97
                                      1.05%                   7,035      10.371958          72,967          3.72%  11/03/97

Dreyfus IP -- European Equity
 Portfolio
         2001.................        0.95%                 454,243       8.913201       4,048,759        -28.82%
                                      1.00%                 185,975       8.903041       1,655,743        -28.85%
                                      1.05%                  27,678       8.892869         246,137        -28.89%
                                      1.10%                  33,810       8.882711         300,324        -28.93%
                                      1.15%                  18,919       8.872549         167,860        -28.96%
                                      1.20%                 315,440       8.862400       2,795,555        -29.00%
                                      1.25%                  25,980       8.852258         229,982        -29.03%
                                      1.30%                  38,783       8.842128         342,924        -29.07%
                                      1.35%                  16,496       8.831987         145,692        -29.11%
                                      1.40%                  16,788       8.821867         148,102        -29.14%
                                      1.45%                   6,162       8.811750          54,298        -29.18%
                                      1.50%                  14,184       8.801647         124,843        -29.21%
                                      1.55%                   3,608       8.791539          31,720        -29.25%
                                      1.60%                   5,402       8.781441          47,437        -29.29%
                                      1.65%                   9,955       8.771359          87,319        -29.32%
                                      1.70%                     666       8.761270           5,835        -29.36%
                                      1.80%                   4,229       8.741121          36,966        -29.43%
                                      2.05%                     595       8.690852           5,171        -29.61%
                                      2.20%                   1,399       8.660779          12,116        -29.72%
                                      0.95%  EV***          260,242       8.762006       2,280,242        -29.23%
                                      1.00%  EV***          190,354       8.750152       1,665,626        -29.27%
                                      1.05%  EV***            9,024       8.738293          78,854        -29.31%
                                      1.10%  EV***           41,717       8.726456         364,042        -29.34%
                                      1.15%  EV***           10,224       8.714618          89,098        -29.38%
                                      1.20%  EV***            9,056       8.702793          78,812        -29.41%
                                      1.25%  EV***           24,108       8.690985         209,522        -29.45%
                                      1.30%  EV***              737       8.679182           6,397        -29.49%
                                      1.35%  EV***            7,961       8.667390          69,001        -29.52%
                                      1.40%  EV***            1,789       8.655591          15,485        -29.56%
                                      1.45%  EV***            2,451       8.643834          21,186        -29.60%
                                      1.50%  EV***              487       8.632064           4,204        -29.63%
                                      1.55%  EV***            4,649       8.620321          40,076        -29.67%
                                      1.60%  EV***            3,215       8.608569          27,677        -29.70%
                                      1.65%  EV***              858       8.596840           7,376        -29.74%
                                      1.70%  EV***              279       8.585118           2,395        -29.78%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED





                                     CONTRACT                             UNIT         CONTRACT          TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE    OWNERS' EQUITY     RETURN**
                                   -----------            ---------    ----------    --------------     --------
                                      1.75%  EV***              380       8.573405           3,258        -29.81%
                                      1.80%  EV***              105       8.561710             899        -29.85%
                                      1.90%  EV***              118       8.538321           1,008        -29.92%
         2000.................        0.95%                 425,730      12.521432       5,330,749         -2.92%
                                      1.00%                 208,417      12.513519       2,608,030         -2.97%
                                      1.05%                  33,115      12.505588         414,123         -3.02%
                                      1.10%                   9,132      12.497666         114,129         -3.07%
                                      1.15%                   6,234      12.489736          77,861         -3.12%
                                      1.20%                 432,778      12.481806       5,401,851         -3.17%
                                      1.25%                  22,568      12.473885         281,511         -3.22%
                                      1.30%                  44,415      12.465971         553,676         -3.27%
                                      1.35%                   9,752      12.458039         121,491         -3.31%
                                      1.40%                   5,440      12.450126          67,729         -3.36%
                                      1.45%                     764      12.442209           9,506         -3.41%
                                      1.50%                   9,446      12.434292         117,454         -3.46%
                                      1.55%                   2,657      12.426374          33,017         -3.51%
                                      1.60%                   3,612      12.418459          44,855         -3.56%
                                      1.65%                   6,339      12.410545          78,670         -3.61%
                                      1.70%                     760      12.402636           9,426         -3.66%
                                      1.80%                   1,937      12.386804          23,993         -3.75%
                                      0.95%  EV***          170,601      12.381637       2,112,320         -2.52%  01/21/00
                                      1.00%  EV***          163,597      12.371216       2,023,894         -2.57%  01/21/00
                                      1.05%  EV***            5,783      12.360784          71,482         -2.62%  01/21/00
                                      1.10%  EV***           17,875      12.350364         220,763         -2.66%  01/21/00
                                      1.15%  EV***            6,458      12.339938          79,691         -2.71%  01/21/00
                                      1.20%  EV***            5,325      12.329516          65,655         -2.76%  01/21/00
                                      1.25%  EV***              756      12.319107           9,313         -2.80%  01/21/00
                                      1.30%  EV***              900      12.308685          11,078         -2.85%  01/21/00
                                      1.35%  EV***              242      12.298291           2,976         -2.89%  01/21/00
                                      1.40%  EV***              447      12.287862           5,493         -2.94%  01/21/00
                                      1.45%  EV***              527      12.277474           6,470         -2.99%  01/21/00
                                      1.50%  EV***              419      12.267075           5,140         -3.03%  01/21/00
                                      1.55%  EV***            3,356      12.256688          41,133         -3.08%  01/21/00
                                      1.60%  EV***            3,291      12.246288          40,303         -3.13%  01/21/00
                                      1.65%  EV***            2,609      12.235904          31,923         -3.17%  01/21/00
                                      1.70%  EV***              277      12.225512           3,386         -3.22%  01/21/00
                                      1.75%  EV***              259      12.215141           3,164         -3.27%  01/21/00
                                      1.85%  EV***               42      12.194379             512         -3.36%  01/21/00
         1999.................        0.95%                  96,035      12.898688       1,238,726         28.99%  09/27/99
                                      1.00%                  34,963      12.897004         450,918         28.97%  09/27/99
                                      1.05%                   2,189      12.895311          28,228         28.95%  09/27/99
                                      1.10%                     101      12.893630           1,302         28.94%  09/27/99
                                      1.20%                  23,374      12.890242         301,297         28.90%  09/27/99
                                      1.25%                   2,491      12.888550          32,105         28.89%  09/27/99
                                      1.30%                   4,624      12.886864          59,589         28.87%  09/27/99
                                      1.35%                   1,689      12.885161          21,763         28.85%  09/27/99

The Dreyfus Socially Responsible
 Growth Fund, Inc.
         2001.................        0.95%               7,030,011      11.349542      79,787,405        -23.32%
                                      1.00%               3,610,991      11.325725      40,897,091        -23.35%
                                      1.05%                 665,268      11.301945       7,518,822        -23.39%
                                      1.10%               1,130,878      11.081580      12,531,915        -23.43%
                                      1.15%                 270,988      11.063366       2,998,039        -23.47%
                                      1.20%               1,713,603      11.025487      18,893,308        -23.51%


                                     CONTRACT                             UNIT         CONTRACT          TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE    OWNERS' EQUITY     RETURN**
                                   -----------            ---------    ----------    --------------     --------
                                      1.25%                 166,377      11.006915       1,831,297        -23.55%
                                      1.30%                 360,004      10.988353       3,955,851        -23.59%
                                      1.35%                 129,020      10.990787       1,418,031        -23.63%
                                      1.40%                  79,639      10.972704         873,855        -23.67%
                                      1.45%                  37,572      10.954608         411,587        -23.71%
                                      1.50%                 116,946      10.936572       1,278,988        -23.74%
                                      1.55%                  34,424      10.918541         375,860        -23.78%
                                      1.60%                  12,704      10.900528         138,480        -23.82%
                                      1.65%                  41,599      10.882532         452,702        -23.86%
                                      1.70%                  14,962       7.899217         118,188        -23.90%
                                      1.75%                   3,901       7.888512          30,773        -23.94%
                                      1.80%                   4,448       7.877818          35,041        -23.98%
                                      1.85%                   2,098       7.867141          16,505        -24.02%
                                      1.90%                   6,421       7.856453          50,446        -24.06%
                                      1.95%                     171       7.845781           1,342        -24.10%
                                      2.00%                     295       7.835121           2,311        -24.13%
                                      2.05%                   1,524       7.824478          11,925        -24.17%
                                      2.10%                       7       7.813837              55        -24.21%
                                      2.20%                     922       7.792572           7,185        -24.29%
                                      0.95%  EV***        1,744,239      10.967643      19,130,191        -23.78%
                                      1.00%  EV***        1,256,210      10.949607      13,755,006        -23.82%
                                      1.05%  EV***          157,213      10.931570       1,718,585        -23.86%
                                      1.10%  EV***          313,658      10.913542       3,423,120        -23.90%
                                      1.15%  EV***          166,415      10.895550       1,813,183        -23.94%
                                      1.20%  EV***          111,230      10.877587       1,209,914        -23.98%
                                      1.25%  EV***           82,221       8.418144         692,148        -24.02%
                                      1.30%  EV***           12,596       8.405492         105,876        -24.05%
                                      1.35%  EV***           21,287       8.392839         178,658        -24.09%
                                      1.40%  EV***           71,336       8.380205         597,810        -24.13%
                                      1.45%  EV***           20,214       8.367588         169,142        -24.17%
                                      1.50%  EV***           40,749       8.354967         340,457        -24.21%
                                      1.55%  EV***           27,133       8.342368         226,353        -24.25%
                                      1.60%  EV***           12,904       8.329787         107,488        -24.29%
                                      1.65%  EV***            4,348       8.317219          36,163        -24.33%
                                      1.70%  EV***            2,401       8.304642          19,939        -24.37%
                                      1.75%  EV***            5,514       8.292072          45,722        -24.41%
                                      1.80%  EV***            1,188       8.279561           9,836        -24.44%
                                      1.85%  EV***            1,086       8.267023           8,978        -24.48%
                                      1.90%  EV***              461       8.254511           3,805        -24.52%
                                      2.00%  EV***              197       8.229535           1,621        -24.60%
                                      2.25%  EV***              335       8.167275           2,736        -24.80%
         2000.................        0.95%               7,688,486      14.800297     113,791,876        -11.87%
                                      1.00%               4,662,244      14.776765      68,892,884        -11.92%
                                      1.05%                 767,101      14.753247      11,317,231        -11.96%
                                      1.10%                 895,698      14.472958      12,963,400        -12.01%
                                      1.15%                 180,156      14.456547       2,604,434        -12.05%
                                      1.20%               1,625,644      14.414394      23,432,673        -12.10%
                                      1.25%                 151,054      14.397461       2,174,794        -12.14%
                                      1.30%                 432,064      14.380518       6,213,304        -12.18%
                                      1.35%                  66,346      14.391057         954,789        -12.23%
                                      1.40%                  39,017      14.374715         560,858        -12.27%
                                      1.45%                  34,149      14.358357         490,324        -12.32%
                                      1.50%                  86,373      14.342049       1,238,766        -12.36%
                                      1.55%                  29,279      14.325738         419,443        -12.40%
                                      1.60%                   2,319      14.309420          33,184        -12.45%
                                      1.65%                  27,530      14.293123         393,490        -12.49%



                                                                     (Continued)

                        NATIONWIDE VARIABLE ACCOUNT-9

                                     CONTRACT                             UNIT         CONTRACT          TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE    OWNERS' EQUITY     RETURN**
                                   -----------            ---------    ----------    --------------     --------
                                      1.70%                  10,940      10.380157         113,559        -12.54%
                                      1.75%                  27,073      10.371408         280,785        -12.58%
                                      1.80%                   3,663      10.362676          37,958        -12.63%
                                      2.00%                     289      10.327709           2,985        -12.80%
                                      0.95%  EV***        1,376,834      14.389633      19,812,136        -11.10%  01/21/00
                                      1.00%  EV***          989,939      14.373315      14,228,705        -11.14%  01/21/00
                                      1.05%  EV***          119,018      14.356999       1,708,741        -11.19%  01/21/00
                                      1.10%  EV***          123,367      14.340689       1,769,168        -11.23%  01/21/00
                                      1.15%  EV***          117,607      14.324376       1,684,647        -11.27%  01/21/00
                                      1.20%  EV***           75,452      14.308099       1,079,575        -11.31%  01/21/00
                                      1.25%  EV***           69,590      11.078709         770,967        -11.36%  01/21/00
                                      1.30%  EV***            8,012      11.067740          88,675        -11.40%  01/21/00
                                      1.35%  EV***            6,690      11.056764          73,970        -11.44%  01/21/00
                                      1.40%  EV***           62,594      11.045784         691,400        -11.48%  01/21/00
                                      1.45%  EV***           12,862      11.034829         141,930        -11.52%  01/21/00
                                      1.50%  EV***           19,564      11.023866         215,671        -11.57%  01/21/00
                                      1.55%  EV***            4,939      11.012907          54,393        -11.61%  01/21/00
                                      1.60%  EV***            4,615      11.001966          50,774        -11.65%  01/21/00
                                      1.65%  EV***            2,529      10.991025          27,796        -11.69%  01/21/00
                                      1.70%  EV***            4,687      10.980071          51,464        -11.74%  01/21/00
                                      1.75%  EV***            5,474      10.969119          60,045        -11.78%  01/21/00
                                      1.80%  EV***              194      10.958221           2,126        -11.82%  01/21/00
                                      1.85%  EV***               72      10.947277             788        -11.86%  01/21/00
                                      1.90%  EV***              332      10.936362           3,631        -11.90%  01/21/00
                                      1.95%  EV***                4      10.925453              44        -11.95%  01/21/00
                                      2.00%  EV***              197      10.914553           2,150        -11.99%  01/21/00
         1999.................        0.95%               4,972,547      16.794438      83,511,132         28.84%
                                      1.00%               3,055,024      16.776156      51,251,559         28.78%
                                      1.05%                 514,785      16.757880       8,626,705         28.71%
                                      1.10%                 507,978      16.447766       8,355,103         28.65%
                                      1.15%                  81,322      16.437396       1,336,722         28.59%
                                      1.20%                 563,632      16.397708       9,242,273         28.52%
                                      1.25%                  48,443      16.386683         793,820         28.46%
                                      1.30%                 127,319      16.375662       2,084,933         28.39%
                                      1.35%                  41,805      16.395915         685,431         28.33%
                                      1.40%                   7,057      16.385550         115,633         28.26%
                                      1.45%                  17,118      16.375184         280,310         28.20%
                                      1.50%                  11,609      16.364824         189,979         28.13%
                                      1.55%                     180      16.354471           2,944         28.07%
                                      1.60%                     160      16.344103           2,615         28.00%
                                      1.65%                   7,523      16.333747         122,879         27.94%
                                      1.70%                     586      11.868131           6,955         18.68%  05/03/99
                                      1.75%                     194      11.864126           2,302         18.64%  05/03/99
                                      1.80%                   2,591      11.860138          30,730         18.60%  05/03/99
         1998.................        0.95%               1,626,908      13.034607      21,206,106         28.15%
                                      1.00%               1,108,379      13.026995      14,438,848         28.09%
                                      1.05%                 224,740      13.019372       2,925,974         28.02%
                                      1.10%                  10,741      12.784895         137,323         27.85%  10/01/98
                                      1.15%                   2,689      12.783289          34,374         27.83%  10/01/98
                                      1.20%                   3,023      12.758878          38,570         27.59%  09/01/98
                                      1.25%                   1,342      12.756741          17,120         27.57%  09/01/98
                                      1.30%                     571      12.754610           7,283         27.55%  09/01/98

                                     CONTRACT                             UNIT         CONTRACT          TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE    OWNERS' EQUITY     RETURN**
                                   -----------            ---------    ----------    --------------     --------
         1997.................        0.95%                  41,603      10.171132         423,150          1.71%  11/03/97
                                      1.00%                  35,213      10.170317         358,127          1.70%  11/03/97
                                      1.05%                   7,419      10.169503          75,448          1.70%  11/03/97

 Dreyfus Stock Index Fund
         2001.................        0.95%              36,289,960      12.265220     445,104,343        -13.02%
                                      1.00%              20,999,923      12.239498     257,028,516        -13.06%
                                      1.05%               3,545,422      12.213795      43,303,057        -13.11%
                                      1.10%               3,154,274      11.585200      36,542,895        -13.15%
                                      1.15%               1,197,215      11.566182      13,847,207        -13.20%
                                      1.20%              10,204,987      11.460136     116,950,539        -13.24%
                                      1.25%                 902,896      11.440825      10,329,875        -13.29%
                                      1.30%               2,584,063      11.421554      29,514,015        -13.33%
                                      1.35%               1,095,737      11.490304      12,590,351        -13.37%
                                      1.40%                 854,069      11.471393       9,797,361        -13.42%
                                      1.45%                 166,836      11.452508       1,910,691        -13.46%
                                      1.50%                 417,800      11.433642       4,776,976        -13.51%
                                      1.55%                 106,436      11.414791       1,214,945        -13.55%
                                      1.60%                 100,758      11.395964       1,148,235        -13.59%
                                      1.65%                 204,833      11.377149       2,330,416        -13.64%
                                      1.70%                  75,054       8.309551         623,665        -13.68%
                                      1.75%                  31,492       8.298290         261,330        -13.73%
                                      1.80%                  94,964       8.287031         786,970        -13.77%
                                      1.85%                  17,458       8.275796         144,479        -13.82%
                                      1.90%                   6,767       8.264570          55,926        -13.86%
                                      1.95%                     776       8.253345           6,405        -13.90%
                                      2.05%                  16,881       8.230945         138,947        -13.99%
                                      2.10%                   4,259       8.219747          35,008        -14.04%
                                      2.20%                  11,021       8.197399          90,344        -14.13%
                                      2.25%                   1,860       7.767594          14,448        -14.17%
                                      0.95%  EV***        7,379,576      11.469265      84,638,313        -13.49%
                                      1.00%  EV***        4,746,278      11.450389      54,346,729        -13.54%
                                      1.05%  EV***          466,186      11.431531       5,329,220        -13.58%
                                      1.10%  EV***        1,975,300      11.412703      22,543,512        -13.63%
                                      1.15%  EV***          677,088      11.393889       7,714,666        -13.67%
                                      1.20%  EV***          341,927      11.375103       3,889,455        -13.71%
                                      1.25%  EV***          690,635       9.028626       6,235,485        -13.76%
                                      1.30%  EV***          149,020       9.015037       1,343,421        -13.80%
                                      1.35%  EV***           99,887       9.001494         899,132        -13.85%
                                      1.40%  EV***          215,900       8.987931       1,940,494        -13.89%
                                      1.45%  EV***          120,139       8.974402       1,078,176        -13.94%
                                      1.50%  EV***          178,775       8.960880       1,601,981        -13.98%
                                      1.55%  EV***          168,924       8.947359       1,511,424        -14.02%
                                      1.60%  EV***           83,117       8.933880         742,557        -14.07%
                                      1.65%  EV***           20,054       8.920389         178,889        -14.11%
                                      1.70%  EV***           66,253       8.906911         590,110        -14.16%
                                      1.75%  EV***           11,487       8.893465         102,159        -14.20%
                                      1.80%  EV***            2,699       8.880036          23,967        -14.25%
                                      1.85%  EV***            8,363       8.866608          74,151        -14.29%
                                      1.90%  EV***              663       8.853192           5,870        -14.33%
                                      1.95%  EV***            2,417       8.839789          21,366        -14.38%
                                      2.00%  EV***            3,290       8.826401          29,039        -14.42%
                                      2.10%  EV***            1,120       8.799650           9,856        -14.51%
         2000.................        0.95%              36,570,268      14.101205     515,684,846        -10.14%
                                      1.00%              23,031,006      14.078788     324,248,651        -10.18%
                                      1.05%               3,936,553      14.056384      55,333,701        -10.23%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                     CONTRACT                             UNIT         CONTRACT          TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE    OWNERS' EQUITY     RETURN**
                                   -----------            ---------    ----------    --------------     --------
                                      1.10%               1,747,579      13.339745      23,312,258        -10.27%
                                      1.15%                 591,749      13.324628       7,884,835        -10.32%
                                      1.20%               8,683,693      13.209188     114,704,533        -10.36%
                                      1.25%                 756,443      13.193664       9,980,255        -10.41%
                                      1.30%               2,902,116      13.178151      38,244,523        -10.45%
                                      1.35%                 585,977      13.264252       7,772,547        -10.50%
                                      1.40%                 274,625      13.249172       3,638,554        -10.54%
                                      1.45%                 161,061      13.234124       2,131,501        -10.59%
                                      1.50%                 329,534      13.219073       4,356,134        -10.63%
                                      1.55%                  29,457      13.204037         388,951        -10.68%
                                      1.60%                  13,659      13.188992         180,148        -10.72%
                                      1.65%                  92,278      13.173971       1,215,668        -10.77%
                                      1.70%                  46,901       9.626823         451,508        -10.81%
                                      1.75%                  14,530       9.618706         139,760        -10.86%
                                      1.80%                  12,622       9.610581         121,305        -10.91%
                                      1.85%                      41       9.602483             394        -10.95%
                                      0.95%  EV***        4,619,541      13.258257      61,247,062         -8.73%  01/21/00
                                      1.00%  EV***        3,831,015      13.243205      50,734,917         -8.78%  01/21/00
                                      1.05%  EV***          342,924      13.228164       4,536,255         -8.82%  01/21/00
                                      1.10%  EV***          604,423      13.213132       7,986,321         -8.86%  01/21/00
                                      1.15%  EV***          305,013      13.198108       4,025,595         -8.91%  01/21/00
                                      1.20%  EV***          193,695      13.183101       2,553,501         -8.95%  01/21/00
                                      1.25%  EV***          506,525      10.469032       5,302,826         -8.99%  01/21/00
                                      1.30%  EV***           20,265      10.458642         211,944         -9.04%  01/21/00
                                      1.35%  EV***           10,271      10.448286         107,314         -9.08%  01/21/00
                                      1.40%  EV***           94,257      10.437897         983,845         -9.12%  01/21/00
                                      1.45%  EV***           40,751      10.427541         424,933         -9.17%  01/21/00
                                      1.50%  EV***           89,972      10.417184         937,255         -9.21%  01/21/00
                                      1.55%  EV***           44,847      10.406826         466,715         -9.25%  01/21/00
                                      1.60%  EV***           17,859      10.396491         185,671         -9.30%  01/21/00
                                      1.65%  EV***            8,833      10.386136          91,741         -9.34%  01/21/00
                                      1.70%  EV***            9,380      10.375788          97,325         -9.38%  01/21/00
                                      1.75%  EV***            8,593      10.365465          89,070         -9.43%  01/21/00
                                      1.80%  EV***               84      10.355142             870         -9.47%  01/21/00
                                      1.85%  EV***              291      10.344815           3,010         -9.51%  01/21/00
                                      1.90%  EV***              508      10.334497           5,250         -9.56%  01/21/00
                                      1.95%  EV***              196      10.324178           2,024         -9.60%  01/21/00
                                      2.00%  EV***              216      10.313873           2,228         -9.64%  01/21/00
         1999.................        0.95%              29,764,175      15.692141     467,063,631         19.46%
                                      1.00%              19,106,503      15.675065     299,495,676         19.40%
                                      1.05%               3,247,273      15.657978      50,845,729         19.34%
                                      1.10%                 889,614      14.867150      13,226,025         19.28%
                                      1.15%                 221,734      14.857773       3,294,473         19.22%
                                      1.20%               3,947,975      14.736468      58,179,207         19.16%
                                      1.25%                 283,781      14.726559       4,179,118         19.10%
                                      1.30%               1,726,229      14.716647      25,404,303         19.04%
                                      1.35%                 195,843      14.820270       2,902,446         18.98%
                                      1.40%                  72,553      14.810885       1,074,574         18.92%
                                      1.45%                  58,810      14.801530         870,478         18.86%
                                      1.50%                 185,119      14.792159       2,738,310         18.80%
                                      1.55%                   3,580      14.782794          52,922         18.74%
                                      1.60%                   1,231      14.773416          18,186         18.68%
                                      1.65%                  10,076      14.764046         148,763         18.62%




                                     CONTRACT                             UNIT         CONTRACT          TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE    OWNERS' EQUITY     RETURN**
                                   -----------            ---------    ----------    --------------     --------
                                      1.70%                   3,494      10.794215          37,715          7.94%  05/03/99
                                      1.75%                   2,192      10.790571          23,653          7.91%  05/03/99
                                      1.80%                   4,831      10.786928          52,112          7.87%  05/03/99
         1998.................        0.95%              13,460,461      13.135997     176,816,575         26.99%
                                      1.00%               8,490,513      13.128325     111,466,214         26.93%
                                      1.05%               1,697,284      13.120640      22,269,452         26.87%
                                      1.10%                  31,323      12.464249         390,418         24.64%  10/01/98
                                      1.15%                   7,360      12.462691          91,725         24.63%  10/01/98
                                      1.20%                  29,704      12.367188         367,355         23.67%  09/01/98
                                      1.25%                   2,927      12.365124          36,193         23.65%  09/01/98
                                      1.30%                   1,040      12.363055          12,858         23.63%  09/01/98
                                      1.35%                     311      12.456413           3,874         24.56%  10/01/98
         1997.................        0.95%                 387,437      10.343734       4,007,545          3.44%  11/03/97
                                      1.00%                 182,012      10.342909       1,882,534          3.43%  11/03/97
                                      1.05%                  22,293      10.342079         230,556          3.42%  11/03/97

 Dreyfus VIF -- Appreciation
  Portfolio
         2001.................        0.95%               5,362,401      12.901502      69,183,027        -10.18%
                                      1.00%               2,853,648      12.874440      36,739,120        -10.22%
                                      1.05%                 744,004      12.847445       9,558,550        -10.27%
                                      1.10%                 486,996      12.036131       5,861,548        -10.31%
                                      1.15%                 178,840      12.016387       2,149,011        -10.36%
                                      1.20%               1,592,127      11.823034      18,823,772        -10.40%
                                      1.25%                 148,964      11.803122       1,758,240        -10.45%
                                      1.30%                 373,434      11.783214       4,400,253        -10.50%
                                      1.35%                 153,760      11.937596       1,835,525        -10.54%
                                      1.40%                 163,851      11.917939       1,952,766        -10.59%
                                      1.45%                  13,925      11.898327         165,684        -10.63%
                                      1.50%                  97,869      11.878721       1,162,559        -10.68%
                                      1.55%                  22,573      11.859151         267,697        -10.72%
                                      1.60%                  15,693      11.839596         185,799        -10.77%
                                      1.65%                  51,039      11.820057         603,284        -10.81%
                                      1.70%                  11,996       8.866534         106,363        -10.86%
                                      1.75%                   8,497       8.854519          75,237        -10.91%
                                      1.80%                  17,548       8.842525         155,169        -10.95%
                                      1.85%                  72,102       8.830538         636,699        -11.00%
                                      1.90%                   3,122       8.818570          27,532        -11.04%
                                      1.95%                     162       8.806588           1,427        -11.09%
                                      2.05%                  11,285       8.782702          99,113        -11.18%
                                      2.10%                   5,813       8.770750          50,984        -11.23%
                                      2.15%                      11       8.758825              96        -11.27%
                                      2.20%                   3,171       8.746914          27,736        -11.32%
                                      2.25%                   3,991       8.646332          34,508        -11.36%
                                      0.95%  EV***          859,798      11.918964      10,247,901        -10.62%
                                      1.00%  EV***          426,302      11.899352       5,072,718        -10.67%
                                      1.05%  EV***           50,494      11.879757         599,856        -10.72%
                                      1.10%  EV***          283,779      11.860210       3,365,679        -10.76%
                                      1.15%  EV***           77,615      11.840651         919,012        -10.81%
                                      1.20%  EV***           53,128      11.821135         628,033        -10.85%
                                      1.25%  EV***           53,304       9.522566         507,591        -10.90%
                                      1.30%  EV***           11,967       9.508268         113,785        -10.94%
                                      1.35%  EV***           15,016       9.493960         142,561        -10.99%
                                      1.40%  EV***           25,857       9.479662         245,116        -11.04%
                                      1.45%  EV***           10,533       9.465425          99,699        -11.08%
                                      1.50%  EV***           20,547       9.451147         194,193        -11.13%
                                      1.55%  EV***           8,028        9.436902          75,759        -11.17%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED



                                     CONTRACT                             UNIT         CONTRACT          TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE    OWNERS' EQUITY     RETURN**
                                   -----------            ---------    ----------    --------------     --------
                                      1.60%  EV***           12,310       9.422682         115,993        -11.22%
                                      1.65%  EV***            5,513       9.408459          51,869        -11.26%
                                      1.70%  EV***            8,157       9.394270          76,629        -11.31%
                                      1.75%  EV***            6,659       9.380080          62,462        -11.36%
                                      1.80%  EV***              109       9.365902           1,021        -11.40%
                                      1.85%  EV***              743       9.351755           6,948        -11.45%
                                      1.90%  EV***              154       9.337616           1,438        -11.49%
                                      1.95%  EV***               75       9.323471             699        -11.54%
         2000.................        0.95%               5,496,898      14.363060      78,952,276         -1.59%
                                      1.00%               3,112,371      14.340226      44,632,104         -1.64%
                                      1.05%                 824,612      14.317438      11,806,331         -1.69%
                                      1.10%                 275,207      13.420126       3,693,313         -1.74%
                                      1.15%                  83,827      13.404933       1,123,695         -1.79%
                                      1.20%               1,334,422      13.195948      17,608,963         -1.84%
                                      1.25%                 124,104      13.180436       1,635,745         -1.89%
                                      1.30%                 342,791      13.164923       4,512,817         -1.94%
                                      1.35%                  24,994      13.344202         333,525         -1.99%
                                      1.40%                  41,854      13.329025         557,873         -2.03%
                                      1.45%                  12,502      13.313894         166,450         -2.08%
                                      1.50%                  52,941      13.298747         704,049         -2.13%
                                      1.55%                   4,185      13.283611          55,592         -2.18%
                                      1.65%                   5,853      13.253384          77,572         -2.28%
                                      1.70%                   2,517       9.946799          25,036         -2.33%
                                      1.75%                   1,913       9.938414          19,012         -2.38%
                                      1.80%                   6,835       9.930036          67,872         -2.43%
                                      1.90%                      28       9.913289             278         -2.53%
                                      0.95%  EV***          463,848      13.335902       6,185,831         -1.63%  01/21/00
                                      1.00%  EV***          249,020      13.320761       3,317,136         -1.68%  01/21/00
                                      1.05%  EV***           34,390      13.305621         457,580         -1.73%  01/21/00
                                      1.10%  EV***           75,371      13.290516       1,001,719         -1.77%  01/21/00
                                      1.15%  EV***           16,219      13.275397         215,314         -1.82%  01/21/00
                                      1.20%  EV***           33,946      13.260303         450,134         -1.87%  01/21/00
                                      1.25%  EV***           20,313      10.687361         217,092         -1.91%  01/21/00
                                      1.30%  EV***            3,093      10.676781          33,023         -1.96%  01/21/00
                                      1.35%  EV***            3,597      10.666195          38,366         -2.01%  01/21/00
                                      1.40%  EV***            4,404      10.655601          46,927         -2.05%  01/21/00
                                      1.45%  EV***            3,496      10.645035          37,215         -2.10%  01/21/00
                                      1.50%  EV***            7,007      10.634443          74,516         -2.15%  01/21/00
                                      1.55%  EV***            6,831      10.623866          72,572         -2.19%  01/21/00
                                      1.60%  EV***            5,159      10.613306          54,754         -2.24%  01/21/00
                                      1.65%  EV***            4,188      10.602746          44,404         -2.29%  01/21/00
                                      1.70%  EV***            4,232      10.592201          44,826         -2.33%  01/21/00
                                      1.75%  EV***              240      10.581647           2,540         -2.38%  01/21/00
                                      1.80%  EV***              147      10.571091           1,554         -2.43%  01/21/00
                                      1.85%  EV***              196      10.560568           2,070         -2.47%  01/21/00
                                      1.90%  EV***              188      10.550036           1,983         -2.52%  01/21/00
                                      1.95%  EV***              197      10.539499           2,076         -2.57%  01/21/00
         1999.................        0.95%               5,754,253      14.595134      83,984,094         10.40%
                                      1.00%               3,439,699      14.579248      50,148,225         10.34%
                                      1.05%                 835,636      14.563385      12,169,689         10.29%
                                      1.10%                 214,075      13.657521       2,923,734         10.23%
                                      1.15%                  72,191      13.648909         985,328         10.17%
                                      1.20%                 778,216      13.442893      10,461,474         10.12%
                                      1.25%                  50,457      13.433832         677,831         10.06%



                                     CONTRACT                             UNIT         CONTRACT          TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE    OWNERS' EQUITY     RETURN**
                                   -----------            ---------    ----------    --------------     --------
                                      1.30%                 238,748      13.424790       3,205,142         10.01%
                                      1.35%                  10,541      13.614453         143,510          9.95%
                                      1.40%                  22,748      13.605834         309,506          9.90%
                                      1.45%                   6,255      13.597232          85,051          9.84%
                                      1.50%                  18,500      13.588614         251,389          9.78%
                                      1.55%                     337      13.580004           4,576          9.73%
                                      1.65%                     309      13.562791           4,191          9.62%
                                      1.70%                     622      10.184154           6,335          1.84%  05/03/99
                                      1.75%                     192      10.180717           1,955          1.81%  05/03/99
         1998.................        0.95%               2,629,289      13.220513      34,760,549         28.98%
                                      1.00%               1,310,726      13.212796      17,318,355         28.92%
                                      1.05%                 377,807      13.205079       4,988,971         28.85%
                                      1.10%                  19,799      12.389971         245,309         23.90%  10/01/98
                                      1.15%                   4,127      12.388419          51,127         23.88%  10/01/98
                                      1.20%                   3,300      12.207586          40,285         22.08%  09/01/98
                                      1.30%                     343      12.203505           4,186         22.04%  09/01/98
                                      1.35%                     259      12.382184           3,207         23.82%  10/01/98
         1997.................        0.95%                  59,606      10.249990         610,961          2.50%  11/03/97
                                      1.00%                  26,843      10.249171         275,118          2.49%  11/03/97
                                      1.05%                   4,483      10.248351          45,943          2.48%  11/03/97

Federated IS -- Federated Quality
 Bond Fund II
         2001.................        0.95%               5,061,312      11.478449      58,096,012          6.98%
                                      1.00%               2,023,283      11.463034      23,192,962          6.93%
                                      1.05%                 428,480      11.447615       4,905,074          6.87%
                                      1.10%                 904,263      11.432220      10,337,734          6.82%
                                      1.15%                 462,825      11.416849       5,284,003          6.77%
                                      1.20%               3,036,274      11.401464      34,617,969          6.71%
                                      1.25%                 258,932      11.386105       2,948,227          6.66%
                                      1.30%                 731,008      11.370764       8,312,119          6.60%
                                      1.35%                 549,443      11.355438       6,239,166          6.55%
                                      1.40%                 409,720      11.340121       4,646,274          6.49%
                                      1.45%                  29,942      11.324824         339,088          6.44%
                                      1.50%                 129,734      11.309545       1,467,233          6.39%
                                      1.55%                  55,590      11.294237         627,847          6.33%
                                      1.60%                  40,553      11.278978         457,396          6.28%
                                      1.65%                  68,087      11.263725         766,913          6.22%
                                      1.70%                  13,948      11.248475         156,894          6.17%
                                      1.75%                   8,055      11.233244          90,484          6.11%
                                      1.80%                  28,506      11.218050         319,782          6.06%
                                      1.85%                  32,685      11.202838         366,165          6.01%
                                      1.90%                     998      11.187661          11,165          5.95%
                                      2.00%                   1,571      11.157316          17,528          5.84%
                                      2.05%                   2,036      11.142163          22,685          5.79%
                                      2.15%                       9      11.111890             100          5.68%
                                      2.20%                   3,198      11.096780          35,488          5.63%
                                      2.25%                   2,829      11.484670          32,490          5.57%
                                      0.95%  EV***        2,448,266      11.262503      27,573,603          6.55%
                                      1.00%  EV***        1,223,421      11.247159      13,760,011          6.49%
                                      1.05%  EV***          208,645      11.231813       2,343,462          6.44%
                                      1.10%  EV***        1,066,896      11.216478      11,966,816          6.38%
                                      1.15%  EV***          382,681      11.201145       4,286,465          6.33%
                                      1.20%  EV***          147,173      11.185850       1,646,255          6.28%
                                      1.25%  EV***          143,896      11.170567       1,607,400          6.22%
                                      1.30%  EV***           88,973      11.155285         992,519          6.17%
                                      1.35%  EV***           37,702      11.140009         420,001          6.11%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                        CONTRACT                                         UNIT
                                                                      EXPENSE RATE*             UNITS                 FAIR VALUE
                                                                      -------------           ---------               ----------
                                                                         1.40%  EV***          101,275                 11.124780
                                                                         1.45%  EV***           16,486                 11.109544
                                                                         1.50%  EV***           17,017                 11.094314
                                                                         1.55%  EV***           78,678                 11.079077
                                                                         1.60%  EV***           42,595                 11.063880
                                                                         1.65%  EV***           11,539                 11.048714
                                                                         1.70%  EV***           23,012                 11.033534
                                                                         1.75%  EV***            4,233                 11.018370
                                                                         1.80%  EV***            1,879                 11.003239
                                                                         1.85%  EV***            4,364                 10.988101
                                                                         1.95%  EV***            4,844                 10.957886
                                                                         2.00%  EV***              147                 10.942780
              2000 ..............................................        0.95%               1,638,098                 10.729245
                                                                         1.00%                 789,960                 10.720271
                                                                         1.05%                 219,014                 10.711288
                                                                         1.10%                  64,540                 10.702323
                                                                         1.15%                  25,498                 10.693364
                                                                         1.20%               1,148,950                 10.684388
                                                                         1.25%                  69,524                 10.675429
                                                                         1.30%                 467,538                 10.666472
                                                                         1.35%                  41,480                 10.657518
                                                                         1.40%                  64,102                 10.648571
                                                                         1.45%                   8,231                 10.639621
                                                                         1.50%                  14,453                 10.630687
                                                                         1.55%                   4,717                 10.621724
                                                                         1.60%                     249                 10.612780
                                                                         1.65%                   3,615                 10.603847
                                                                         1.70%                     517                 10.594913
                                                                         1.75%                     609                 10.585977
                                                                         1.80%                   2,293                 10.577071
                                                                         1.90%                     221                 10.559225
                                                                         0.95%  EV***          699,097                 10.570472
                                                                         1.00%  EV***          507,768                 10.561450
                                                                         1.05%  EV***           56,131                 10.552420
                                                                         1.10%  EV***          127,164                 10.543392
                                                                         1.15%  EV***           54,241                 10.534356
                                                                         1.20%  EV***           27,245                 10.525342
                                                                         1.25%  EV***            6,445                 10.516326
                                                                         1.30%  EV***            1,419                 10.507323
                                                                         1.35%  EV***              564                 10.498298
                                                                         1.40%  EV***            8,311                 10.489298
                                                                         1.45%  EV***            2,904                 10.480307
                                                                         1.50%  EV***            1,319                 10.471308
                                                                         1.55%  EV***            4,658                 10.462281
                                                                         1.60%  EV***            1,021                 10.453285
                                                                         1.65%  EV***            4,473                 10.444309
                                                                         1.70%  EV***            2,272                 10.435325
                                                                         1.80%  EV***               93                 10.417362
              1999 ..............................................        0.95%                 348,640                  9.806807
                                                                         1.00%                 222,439                  9.803523
                                                                         1.05%                  26,134                  9.800240
                                                                         1.10%                   6,059                  9.796953
                                                                         1.15%                   3,521                  9.793677
                                                                         1.20%                 109,453                  9.790385

                                                                          CONTRACT            TOTAL
                                                                      OWNERS' EQUITY         RETURN**
                                                                      --------------         --------
                                                                           1,126,662           6.06%
                                                                             183,152           6.00%
                                                                             188,792           5.95%
                                                                             871,680           5.90%
                                                                             471,266           5.84%
                                                                             127,491           5.79%
                                                                             253,904           5.73%
                                                                              46,641           5.68%
                                                                              20,675           5.62%
                                                                              47,952           5.57%
                                                                              53,080           5.46%
                                                                               1,609           5.41%
              2000 ..............................................         17,575,555           9.41%
                                                                           8,468,585           9.35%
                                                                           2,345,922           9.30%
                                                                             690,728           9.24%
                                                                             272,659           9.19%
                                                                          12,275,828           9.13%
                                                                             742,199           9.08%
                                                                           4,986,981           9.02%
                                                                             442,074           8.97%
                                                                             682,595           8.91%
                                                                              87,575           8.86%
                                                                             153,645           8.80%
                                                                              50,103           8.75%
                                                                               2,643           8.69%
                                                                              38,333           8.64%
                                                                               5,478           8.58%
                                                                               6,447           8.53%
                                                                              24,253           8.47%
                                                                               2,334           8.36%
                                                                           7,389,785           9.68%  01/21/00
                                                                           5,362,766           9.63%  01/21/00
                                                                             592,318           9.58%  01/21/00
                                                                           1,340,740           9.53%  01/21/00
                                                                             571,394           9.48%  01/21/00
                                                                             286,763           9.42%  01/21/00
                                                                              67,778           9.37%  01/21/00
                                                                              14,910           9.32%  01/21/00
                                                                               5,921           9.27%  01/21/00
                                                                              87,177           9.22%  01/21/00
                                                                              30,435           9.16%  01/21/00
                                                                              13,812           9.11%  01/21/00
                                                                              48,733           9.06%  01/21/00
                                                                              10,673           9.01%  01/21/00
                                                                              46,717           8.96%  01/21/00
                                                                              23,709           8.90%  01/21/00
                                                                                 969           8.80%  01/21/00
              1999 ..............................................          3,419,045          -1.93%  05/03/99
                                                                           2,180,686          -1.96%  05/03/99
                                                                             256,119          -2.00%  05/03/99
                                                                              59,360          -2.03%  05/03/99
                                                                              34,484          -2.06%  05/03/99
                                                                           1,071,587          -2.10%  05/03/99

                                                                        CONTRACT                                         UNIT
                                                                      EXPENSE RATE*             UNITS                 FAIR VALUE
                                                                      -------------           ---------               ----------
                                                                         1.25%                     848                  9.787093
                                                                         1.30%                  34,763                  9.783812
                                                                         1.35%                   5,527                  9.780523
                                                                         1.40%                     182                  9.777237
                                                                         1.45%                      52                  9.773948
                                                                         1.50%                   1,545                  9.770666
                                                                         1.65%                     594                  9.760781

      Fidelity(R) VIP - Equity-Income Portfolio: Service Class
              2001 ..............................................        0.95%              18,438,020                 12.123397
                                                                         1.00%              10,651,326                 12.097973
                                                                         1.05%               2,328,510                 12.072578
                                                                         1.10%               1,709,669                 12.478012
                                                                         1.15%                 736,769                 12.457519
                                                                         1.20%               5,604,224                 12.483021
                                                                         1.25%                 550,840                 12.462000
                                                                         1.30%               1,129,033                 12.440995
                                                                         1.35%                 730,161                 12.375831
                                                                         1.40%                 451,608                 12.355466
                                                                         1.45%                  84,427                 12.335099
                                                                         1.50%                 301,428                 12.314799
                                                                         1.55%                  59,837                 12.294512
                                                                         1.60%                 110,686                 12.274215
                                                                         1.65%                 182,072                 12.253980
                                                                         1.70%                  42,044                  9.247408
                                                                         1.75%                  16,518                  9.234883
                                                                         1.80%                  66,973                  9.222382
                                                                         1.85%                  16,929                  9.209865
                                                                         1.90%                   4,955                  9.197371
                                                                         1.95%                     504                  9.184896
                                                                         2.00%                     197                  9.172426
                                                                         2.05%                  15,948                  9.159972
                                                                         2.15%                      11                  9.135077
                                                                         2.20%                   8,921                  9.122665
                                                                         2.25%                   3,435                 10.188250
                                                                         0.95%  EV***        5,244,708                 12.360967
                                                                         1.00%  EV***        2,694,836                 12.340624
                                                                         1.05%  EV***          310,402                 12.320306
                                                                         1.10%  EV***        1,419,078                 12.300018
                                                                         1.15%  EV***          505,460                 12.279771
                                                                         1.20%  EV***          218,939                 12.259499
                                                                         1.25%  EV***          233,981                 10.394912
                                                                         1.30%  EV***           76,343                 10.379291
                                                                         1.35%  EV***          165,467                 10.363670
                                                                         1.40%  EV***          182,387                 10.348103
                                                                         1.45%  EV***           16,805                 10.332514
                                                                         1.50%  EV***           73,659                 10.316948
                                                                         1.55%  EV***           78,223                 10.301414
                                                                         1.60%  EV***           57,091                 10.285878
                                                                         1.65%  EV***           14,976                 10.270366
                                                                         1.70%  EV***           18,478                 10.254867
                                                                         1.75%  EV***            1,914                 10.239394
                                                                         1.80%  EV***            7,952                 10.223922
                                                                         1.85%  EV***            6,625                 10.208473
                                                                         1.90%  EV***               94                 10.193032
                                                                         1.95%  EV***           12,564                 10.177624

                                                                          CONTRACT            TOTAL
                                                                      OWNERS' EQUITY         RETURN**
                                                                      --------------         --------
                                                                               8,299          -2.13%  05/03/99
                                                                             340,115          -2.16%  05/03/99
                                                                              54,057          -2.19%  05/03/99
                                                                               1,779          -2.23%  05/03/99
                                                                                 508          -2.26%  05/03/99
                                                                              15,096          -2.29%  05/03/99
                                                                               5,798          -2.39%  05/03/99

      Fidelity(R) VIP - Equity-Income Portfolio: Service Class
              2001 ..............................................        223,531,436          -6.00%
                                                                         128,859,454          -6.04%
                                                                          28,111,119          -6.09%
                                                                          21,333,270          -6.14%
                                                                           9,178,314          -6.19%
                                                                          69,957,646          -6.23%
                                                                           6,864,568          -6.28%
                                                                          14,046,294          -6.33%
                                                                           9,036,349          -6.38%
                                                                           5,579,827          -6.43%
                                                                           1,041,415          -6.47%
                                                                           3,712,025          -6.52%
                                                                             735,667          -6.57%
                                                                           1,358,584          -6.62%
                                                                           2,231,107          -6.66%
                                                                             388,798          -6.71%
                                                                             152,542          -6.76%
                                                                             617,651          -6.81%
                                                                             155,914          -6.86%
                                                                              45,573          -6.90%
                                                                               4,629          -6.95%
                                                                               1,807          -7.00%
                                                                             146,083          -7.05%
                                                                                 100          -7.14%
                                                                              81,383          -7.19%
                                                                              34,997          -7.24%
                                                                          64,829,663          -6.41%
                                                                          33,255,958          -6.46%
                                                                           3,824,248          -6.50%
                                                                          17,454,685          -6.55%
                                                                           6,206,933          -6.60%
                                                                           2,684,082          -6.65%
                                                                           2,432,212          -6.70%
                                                                             792,386          -6.74%
                                                                           1,714,845          -6.79%
                                                                           1,887,359          -6.84%
                                                                             173,638          -6.89%
                                                                             759,936          -6.93%
                                                                             805,808          -6.98%
                                                                             587,231          -7.03%
                                                                             153,809          -7.08%
                                                                             189,489          -7.13%
                                                                              19,598          -7.17%
                                                                              81,301          -7.22%
                                                                              67,631          -7.27%
                                                                                 958          -7.32%
                                                                             127,872          -7.36%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                        CONTRACT                                         UNIT
                                                                      EXPENSE RATE*             UNITS                 FAIR VALUE
                                                                      -------------           ---------               ----------
                                                                         2.00%  EV***            2,679                 10.162219
                                                                         2.10%  EV***            2,058                 10.131439
                                                                         2.20%  EV***               30                 10.100736
              2000 ..............................................        0.95%              15,756,237                 12.896641
                                                                         1.00%              10,464,868                 12.876144
                                                                         1.05%               2,445,131                 12.855639
                                                                         1.10%                 402,998                 13.294130
                                                                         1.15%                 112,656                 13.279061
                                                                         1.20%               3,510,807                 13.313013
                                                                         1.25%                 330,677                 13.297371
                                                                         1.30%                 978,014                 13.281731
                                                                         1.35%                 127,583                 13.218906
                                                                         1.40%                  47,963                 13.203880
                                                                         1.45%                  42,818                 13.188860
                                                                         1.50%                 121,232                 13.173869
                                                                         1.55%                  10,644                 13.158890
                                                                         1.60%                   5,168                 13.143893
                                                                         1.65%                  59,631                 13.128922
                                                                         1.70%                   7,314                  9.912757
                                                                         1.75%                   9,140                  9.904395
                                                                         1.80%                  11,051                  9.896058
                                                                         0.95%  EV***        2,744,291                 13.207427
                                                                         1.00%  EV***        1,800,958                 13.192435
                                                                         1.05%  EV***          181,494                 13.177431
                                                                         1.10%  EV***          212,264                 13.162452
                                                                         1.15%  EV***          136,707                 13.147512
                                                                         1.20%  EV***           45,639                 13.132529
                                                                         1.25%  EV***           25,569                 11.140856
                                                                         1.30%  EV***              664                 11.129809
                                                                         1.35%  EV***            3,377                 11.118748
                                                                         1.40%  EV***           51,011                 11.107740
                                                                         1.45%  EV***            4,714                 11.096691
                                                                         1.50%  EV***           29,365                 11.085675
                                                                         1.55%  EV***           11,143                 11.074652
                                                                         1.60%  EV***            3,397                 11.063636
                                                                         1.65%  EV***            3,955                 11.052622
                                                                         1.75%  EV***              192                 11.030626
                                                                         1.90%  EV***               94                 10.997656
              1999 ..............................................        0.95%              14,773,070                 12.021290
                                                                         1.00%              10,535,091                 12.008202
                                                                         1.05%               2,278,309                 11.995103
                                                                         1.10%                 228,241                 12.410474
                                                                         1.15%                  39,823                 12.402631
                                                                         1.20%               1,509,637                 12.440601
                                                                         1.25%                 167,045                 12.432231
                                                                         1.30%                 355,344                 12.423854
                                                                         1.35%                  69,899                 12.371310
                                                                         1.40%                  19,494                 12.363474
                                                                         1.45%                  27,316                 12.355641
                                                                         1.50%                  29,246                 12.347825
                                                                         1.55%                   5,921                 12.339995
                                                                         1.65%                  10,719                 12.324339
                                                                         1.70%                     764                  9.309967
                                                                         1.80%                   4,509                  9.303685

                                                                          CONTRACT            TOTAL
                                                                      OWNERS' EQUITY         RETURN**
                                                                      --------------         --------
                                                                              27,225          -7.41%
                                                                              20,851          -7.51%
                                                                                 303          -7.60%
              2000 ..............................................        203,202,532           7.28%
                                                                         134,747,147           7.23%
                                                                          31,433,721           7.17%
                                                                           5,357,508           7.12%
                                                                           1,495,966           7.07%
                                                                          46,739,419           7.01%
                                                                           4,397,135           6.96%
                                                                          12,989,719           6.91%
                                                                           1,686,508           6.85%
                                                                             633,298           6.80%
                                                                             564,721           6.74%
                                                                           1,597,094           6.69%
                                                                             140,063           6.64%
                                                                              67,928           6.58%
                                                                             782,891           6.53%
                                                                              72,502           6.47%
                                                                              90,526           6.42%
                                                                             109,361           6.37%
                                                                          36,245,023          10.72%  01/21/00
                                                                          23,759,021          10.67%  01/21/00
                                                                           2,391,625          10.62%  01/21/00
                                                                           2,793,915          10.56%  01/21/00
                                                                           1,797,357          10.51%  01/21/00
                                                                             599,355          10.46%  01/21/00
                                                                             284,861          10.41%  01/21/00
                                                                               7,390          10.35%  01/21/00
                                                                              37,548          10.30%  01/21/00
                                                                             566,617          10.25%  01/21/00
                                                                              52,310          10.20%  01/21/00
                                                                             325,531          10.14%  01/21/00
                                                                             123,405          10.09%  01/21/00
                                                                              37,583          10.04%  01/21/00
                                                                              43,713           9.99%  01/21/00
                                                                               2,118           9.88%  01/21/00
                                                                               1,034           9.72%  01/21/00
              1999 ..............................................        177,591,359           5.25%
                                                                         126,507,501           5.19%
                                                                          27,328,551           5.14%
                                                                           2,832,579           5.09%
                                                                             493,910           5.03%
                                                                          18,780,792           4.98%
                                                                           2,076,742           4.93%
                                                                           4,414,742           4.87%
                                                                             864,742           4.82%
                                                                             241,014           4.77%
                                                                             337,507           4.71%
                                                                             361,124           4.66%
                                                                              73,065           4.61%
                                                                             132,105           4.50%
                                                                               7,113          -6.90%  05/03/99
                                                                              41,950          -6.96%  05/03/99

                                                                        CONTRACT                                         UNIT
                                                                      EXPENSE RATE*             UNITS                 FAIR VALUE
                                                                      -------------           ---------               ----------
              1998 ..............................................        0.95%               9,083,505                 11.422130
                                                                         1.00%               6,721,539                 11.415454
                                                                         1.05%               1,389,353                 11.408770
                                                                         1.10%                   9,330                 11.809798
                                                                         1.15%                   1,904                 11.808307
                                                                         1.20%                   4,750                 11.850451
                                                                         1.25%                   2,288                 11.848469
                                                                         1.30%                   2,008                 11.846486
              1997 ..............................................        0.95%                 277,274                 10.338433
                                                                         1.00%                 181,900                 10.337608
                                                                         1.05%                  55,125                 10.336779

      Fidelity(R) VIP - Growth Portfolio: Service Class
              2001 ..............................................        0.95%              20,618,004                 13.517575
                                                                         1.00%              12,636,638                 13.489243
                                                                         1.05%               2,014,700                 13.460931
                                                                         1.10%               2,089,601                 12.549094
                                                                         1.15%                 761,533                 12.528481
                                                                         1.20%               9,361,971                 12.608518
                                                                         1.25%                 704,803                 12.587267
                                                                         1.30%               2,077,608                 12.566043
                                                                         1.35%                 778,099                 12.446254
                                                                         1.40%                 424,881                 12.425772
                                                                         1.45%                 107,033                 12.405324
                                                                         1.50%                 391,980                 12.384853
                                                                         1.55%                  85,773                 12.364452
                                                                         1.60%                  75,788                 12.344049
                                                                         1.65%                 245,747                 12.323670
                                                                         1.70%                  59,889                  8.711728
                                                                         1.75%                  31,194                  8.699922
                                                                         1.80%                  61,324                  8.688117
                                                                         1.85%                   7,494                  8.676331
                                                                         1.90%                   4,696                  8.664560
                                                                         1.95%                     732                  8.652786
                                                                         2.00%                     802                  8.641032
                                                                         2.05%                  19,981                  8.629292
                                                                         2.10%                   4,241                  8.617548
                                                                         2.20%                   2,569                  8.594096
                                                                         0.95%  EV***        7,315,589                 12.422268
                                                                         1.00%  EV***        4,757,770                 12.401812
                                                                         1.05%  EV***          512,852                 12.381392
                                                                         1.10%  EV***        1,509,227                 12.360975
                                                                         1.15%  EV***          484,256                 12.340596
                                                                         1.20%  EV***          362,773                 12.320240
                                                                         1.25%  EV***          823,790                  9.186545
                                                                         1.30%  EV***           82,665                  9.172737
                                                                         1.35%  EV***           90,579                  9.158931
                                                                         1.40%  EV***          184,584                  9.145134
                                                                         1.45%  EV***           86,384                  9.131346
                                                                         1.50%  EV***           68,002                  9.117584
                                                                         1.55%  EV***           97,543                  9.103824
                                                                         1.60%  EV***           44,997                  9.090089
                                                                         1.65%  EV***           30,824                  9.076376
                                                                         1.70%  EV***           29,029                  9.062653
                                                                         1.75%  EV***            9,115                  9.048959
                                                                         1.80%  EV***            5,747                  9.035286

                                                                          CONTRACT            TOTAL
                                                                      OWNERS' EQUITY         RETURN**
                                                                      --------------         --------
              1998 ..............................................        103,752,975          10.48%
                                                                          76,729,419          10.43%
                                                                          15,850,809          10.37%
                                                                             110,185          18.10%  10/01/98
                                                                              22,483          18.08%  10/01/98
                                                                              56,290          18.50%  09/01/98
                                                                              27,109          18.48%  09/01/98
                                                                              23,788          18.46%  09/01/98
              1997 ..............................................          2,866,579           3.38%  11/03/97
                                                                           1,880,411           3.38%  11/03/97
                                                                             569,815           3.37%  11/03/97

      Fidelity(R) VIP - Growth Portfolio: Service Class
              2001 ..............................................        278,705,415         -18.51%
                                                                         170,458,681         -18.55%
                                                                          27,119,738         -18.60%
                                                                          26,222,599         -18.64%
                                                                           9,540,852         -18.68%
                                                                         118,040,580         -18.72%
                                                                           8,871,544         -18.76%
                                                                          26,107,311         -18.80%
                                                                           9,684,418         -18.84%
                                                                           5,279,474         -18.89%
                                                                           1,327,779         -18.93%
                                                                           4,854,615         -18.97%
                                                                           1,060,536         -19.01%
                                                                             935,531         -19.05%
                                                                           3,028,505         -19.09%
                                                                             521,737         -19.13%
                                                                             271,385         -19.18%
                                                                             532,790         -19.22%
                                                                              65,020         -19.26%
                                                                              40,689         -19.30%
                                                                               6,334         -19.34%
                                                                               6,930         -19.38%
                                                                             172,422         -19.43%
                                                                              36,547         -19.47%
                                                                              22,078         -19.55%
                                                                          90,876,207         -19.01%
                                                                          59,004,969         -19.05%
                                                                           6,349,822         -19.09%
                                                                          18,655,517         -19.13%
                                                                           5,976,008         -19.17%
                                                                           4,469,450         -19.21%
                                                                           7,567,784         -19.26%
                                                                             758,264         -19.30%
                                                                             829,607         -19.34%
                                                                           1,688,045         -19.38%
                                                                             788,802         -19.42%
                                                                             620,014         -19.46%
                                                                             888,014         -19.50%
                                                                             409,027         -19.55%
                                                                             279,770         -19.59%
                                                                             263,080         -19.63%
                                                                              82,481         -19.67%
                                                                              51,926         -19.71%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                        CONTRACT                                         UNIT
                                                                      EXPENSE RATE*             UNITS                 FAIR VALUE
                                                                      -------------           ---------               ----------
                                                                         1.85%  EV***              424                  9.021617
                                                                         1.90%  EV***              385                  9.007955
                                                                         1.95%  EV***            1,297                  8.994299
                                                                         2.05%  EV***              137                  8.967079
                                                                         2.10%  EV***            2,005                  8.953481
              2000 ..............................................        0.95%              21,776,778                 16.588646
                                                                         1.00%              14,646,896                 16.562294
                                                                         1.05%               2,250,475                 16.535951
                                                                         1.10%               1,140,129                 15.423665
                                                                         1.15%                 366,478                 15.406192
                                                                         1.20%               8,080,547                 15.512519
                                                                         1.25%                 621,780                 15.494279
                                                                         1.30%               2,378,768                 15.476056
                                                                         1.35%                 284,354                 15.336364
                                                                         1.40%                 151,803                 15.318941
                                                                         1.45%                 110,853                 15.301552
                                                                         1.50%                 317,262                 15.284127
                                                                         1.55%                  38,013                 15.266755
                                                                         1.60%                  13,134                 15.249368
                                                                         1.65%                 152,649                 15.232000
                                                                         1.70%                  14,057                 10.773174
                                                                         1.75%                  44,653                 10.764092
                                                                         1.80%                  22,915                 10.755009
                                                                         1.85%                      35                 10.745932
                                                                         0.95%  EV***        5,691,730                 15.337470
                                                                         1.00%  EV***        4,326,812                 15.320062
                                                                         1.05%  EV***          395,142                 15.302668
                                                                         1.10%  EV***          625,647                 15.285279
                                                                         1.15%  EV***          262,234                 15.267904
                                                                         1.20%  EV***          213,138                 15.250538
                                                                         1.25%  EV***          689,694                 11.377352
                                                                         1.30%  EV***           17,625                 11.366086
                                                                         1.35%  EV***            9,588                 11.354805
                                                                         1.40%  EV***          101,032                 11.343541
                                                                         1.45%  EV***           59,620                 11.332264
                                                                         1.50%  EV***           37,255                 11.321010
                                                                         1.55%  EV***           39,860                 11.309755
                                                                         1.60%  EV***           13,856                 11.298506
                                                                         1.65%  EV***           19,531                 11.287280
                                                                         1.70%  EV***           11,478                 11.276035
                                                                         1.75%  EV***            4,590                 11.264800
                                                                         1.80%  EV***              224                 11.253585
                                                                         1.85%  EV***              258                 11.242370
                                                                         1.90%  EV***              515                 11.231151
                                                                         1.95%  EV***              169                 11.219930
              1999 ..............................................        0.95%              15,405,441                 18.830990
                                                                         1.00%              10,392,799                 18.810518
                                                                         1.05%               1,614,931                 18.790040
                                                                         1.10%                 479,155                 17.534950
                                                                         1.15%                 122,669                 17.523903
                                                                         1.20%               3,228,132                 17.653733
                                                                         1.25%                 199,362                 17.641868
                                                                         1.30%                 899,495                 17.630000
                                                                         1.35%                 112,375                 17.479679

                                                                          CONTRACT            TOTAL
                                                                      OWNERS' EQUITY         RETURN**
                                                                      --------------         --------
                                                                               3,825         -19.75%
                                                                               3,468         -19.79%
                                                                              11,666         -19.84%
                                                                               1,228         -19.92%
                                                                              17,952         -19.96%
              2000 ..............................................        361,247,261         -11.91%
                                                                         242,586,198         -11.95%
                                                                          37,213,744         -12.00%
                                                                          17,584,968         -12.04%
                                                                           5,646,030         -12.08%
                                                                         125,349,639         -12.13%
                                                                           9,634,033         -12.17%
                                                                          36,813,947         -12.22%
                                                                           4,360,956         -12.26%
                                                                           2,325,461         -12.31%
                                                                           1,696,223         -12.35%
                                                                           4,849,073         -12.39%
                                                                             580,335         -12.44%
                                                                             200,285         -12.48%
                                                                           2,325,150         -12.53%
                                                                             151,439         -12.57%
                                                                             480,649         -12.62%
                                                                             246,451         -12.66%
                                                                                 376         -12.70%
                                                                          87,296,738         -13.59%  01/21/00
                                                                          66,287,028         -13.63%  01/21/00
                                                                           6,046,727         -13.67%  01/21/00
                                                                           9,563,189         -13.71%  01/21/00
                                                                           4,003,764         -13.75%  01/21/00
                                                                           3,250,469         -13.79%  01/21/00
                                                                           7,846,891         -13.83%  01/21/00
                                                                             200,327         -13.87%  01/21/00
                                                                             108,870         -13.92%  01/21/00
                                                                           1,146,061         -13.96%  01/21/00
                                                                             675,630         -14.00%  01/21/00
                                                                             421,764         -14.04%  01/21/00
                                                                             450,807         -14.08%  01/21/00
                                                                             156,552         -14.12%  01/21/00
                                                                             220,452         -14.16%  01/21/00
                                                                             129,426         -14.20%  01/21/00
                                                                              51,705         -14.24%  01/21/00
                                                                               2,521         -14.29%  01/21/00
                                                                               2,901         -14.33%  01/21/00
                                                                               5,784         -14.37%  01/21/00
                                                                               1,896         -14.41%  01/21/00
              1999 ..............................................        290,099,705          35.98%
                                                                         195,493,933          35.91%
                                                                          30,344,618          35.85%
                                                                           8,401,959          35.78%
                                                                           2,149,640          35.71%
                                                                          56,988,580          35.64%
                                                                           3,517,118          35.57%
                                                                          15,858,097          35.50%
                                                                           1,964,279          35.43%

                                                                        CONTRACT                                         UNIT
                                                                      EXPENSE RATE*             UNITS                 FAIR VALUE
                                                                      -------------           ---------               ----------
                                                                         1.40%                  45,624                 17.468631
                                                                         1.45%                  22,573                 17.457597
                                                                         1.50%                  63,256                 17.446540
                                                                         1.55%                   2,721                 17.435504
                                                                         1.60%                   1,135                 17.424460
                                                                         1.65%                  54,396                 17.413426
                                                                         1.70%                   5,717                 12.322268
                                                                         1.75%                   7,433                 12.318116
                                                                         1.80%                   5,787                 12.313961
              1998 ..............................................        0.95%               4,188,288                 13.848033
                                                                         1.00%               3,083,667                 13.839948
                                                                         1.05%                 596,487                 13.831860
                                                                         1.10%                  17,906                 12.914475
                                                                         1.15%                   1,337                 12.912859
                                                                         1.20%                  10,429                 13.015101
                                                                         1.25%                   1,242                 13.012933
                                                                         1.30%                     123                 13.010755
              1997 ..............................................        0.95%                 116,824                 10.030842
                                                                         1.00%                  68,679                 10.030041
                                                                         1.05%                  14,431                 10.029235

      Fidelity(R) VIP - High Income Portfolio: Service Class
              2001 ..............................................        0.95%              10,029,318                  6.864641
                                                                         1.00%               4,631,145                  6.850243
                                                                         1.05%               1,518,553                  6.835860
                                                                         1.10%                 650,954                  7.506322
                                                                         1.15%                 204,793                  7.493979
                                                                         1.20%               2,679,676                  7.379494
                                                                         1.25%                 273,617                  7.367024
                                                                         1.30%                 503,022                  7.354603
                                                                         1.35%                 262,092                  7.444808
                                                                         1.40%                 168,187                  7.432559
                                                                         1.45%                  17,292                  7.420301
                                                                         1.50%                 113,528                  7.408079
                                                                         1.55%                  29,264                  7.395859
                                                                         1.60%                  19,592                  7.383653
                                                                         1.65%                  37,878                  7.371466
                                                                         1.70%                   3,828                  6.372448
                                                                         1.75%                   7,217                  6.363800
                                                                         1.80%                  11,626                  6.355190
                                                                         1.85%                   2,859                  6.346563
                                                                         1.90%                   1,321                  6.337956
                                                                         2.00%                       7                  6.320746
                                                                         2.05%                     322                  6.312150
                                                                         2.20%                   1,238                  6.286416
                                                                         0.95%  EV***        1,723,211                  7.423304
                                                                         1.00%  EV***        1,174,709                  7.411069
                                                                         1.05%  EV***          213,682                  7.398856
                                                                         1.10%  EV***          534,495                  7.386661
                                                                         1.15%  EV***          177,940                  7.374481
                                                                         1.20%  EV***          123,308                  7.362312
                                                                         1.25%  EV***          105,430                  6.905333
                                                                         1.30%  EV***           98,937                  6.894942
                                                                         1.35%  EV***           22,340                  6.884560
                                                                         1.40%  EV***           78,609                  6.874200
                                                                         1.45%  EV***            7,399                  6.863838

                                                                          CONTRACT            TOTAL
                                                                      OWNERS' EQUITY         RETURN**
                                                                      --------------         --------
                                                                             796,989          35.37%
                                                                             394,070          35.30%
                                                                           1,103,598          35.23%
                                                                              47,442          35.16%
                                                                              19,777          35.09%
                                                                             947,221          35.02%
                                                                              70,446          23.22%  05/03/99
                                                                              91,561          23.18%  05/03/99
                                                                              71,261          23.14%  05/03/99
              1998 ..............................................         57,999,550          38.05%
                                                                          42,677,791          37.98%
                                                                           8,250,525          37.92%
                                                                             231,247          29.14%  10/01/98
                                                                              17,264          29.13%  10/01/98
                                                                             135,734          30.15%  09/01/98
                                                                              16,162          30.13%  09/01/98
                                                                               1,600          30.11%  09/01/98
              1997 ..............................................          1,171,843           0.31%  11/03/97
                                                                             688,853           0.30%  11/03/97
                                                                             144,732           0.29%  11/03/97

      Fidelity(R) VIP - High Income Portfolio: Service Class
              2001 ..............................................         68,847,668         -12.74%
                                                                          31,724,469         -12.78%
                                                                          10,380,616         -12.83%
                                                                           4,886,270         -12.87%
                                                                           1,534,714         -12.92%
                                                                          19,774,653         -12.96%
                                                                           2,015,743         -13.00%
                                                                           3,699,527         -13.05%
                                                                           1,951,225         -13.09%
                                                                           1,250,060         -13.14%
                                                                             128,312         -13.18%
                                                                             841,024         -13.23%
                                                                             216,432         -13.27%
                                                                             144,661         -13.31%
                                                                             279,216         -13.36%
                                                                              24,394         -13.40%
                                                                              45,928         -13.45%
                                                                              73,885         -13.49%
                                                                              18,145         -13.54%
                                                                               8,372         -13.58%
                                                                                  44         -13.67%
                                                                               2,033         -13.71%
                                                                               7,783         -13.85%
                                                                          12,791,919         -13.24%
                                                                           8,705,849         -13.28%
                                                                           1,581,002         -13.33%
                                                                           3,948,133         -13.37%
                                                                           1,312,215         -13.42%
                                                                             907,832         -13.46%
                                                                             728,029         -13.50%
                                                                             682,165         -13.55%
                                                                             153,801         -13.59%
                                                                             540,374         -13.64%
                                                                              50,786         -13.68%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                        CONTRACT                                         UNIT
                                                                      EXPENSE RATE*             UNITS                 FAIR VALUE
                                                                      -------------           ---------               ----------
                                                                         1.50%  EV***           29,889                  6.853474
                                                                         1.55%  EV***           22,125                  6.843121
                                                                         1.60%  EV***            7,340                  6.832811
                                                                         1.65%  EV***            9,090                  6.822486
                                                                         1.70%  EV***           35,113                  6.812186
                                                                         1.75%  EV***            1,384                  6.801884
                                                                         1.80%  EV***              765                  6.791595
                                                                         1.85%  EV***              592                  6.781327
              2000 ..............................................        0.95%               9,388,426                  7.866679
                                                                         1.00%               5,152,252                  7.854169
                                                                         1.05%               1,663,688                  7.841660
                                                                         1.10%                 253,701                  8.615157
                                                                         1.15%                  52,946                  8.605370
                                                                         1.20%               2,070,355                  8.478210
                                                                         1.25%                 130,242                  8.468211
                                                                         1.30%                 519,542                  8.458245
                                                                         1.35%                  97,532                  8.566348
                                                                         1.40%                  41,716                  8.556624
                                                                         1.45%                   9,766                  8.546878
                                                                         1.50%                  50,119                  8.537159
                                                                         1.55%                   6,995                  8.527425
                                                                         1.60%                     138                  8.517712
                                                                         1.65%                  17,765                  8.508002
                                                                         1.70%                   2,708                  7.358723
                                                                         1.75%                   2,702                  7.352510
                                                                         1.80%                   1,112                  7.346312
                                                                         1.90%                     105                  7.333907
                                                                         0.95%  EV***        1,020,379                  8.555985
                                                                         1.00%  EV***          637,826                  8.546256
                                                                         1.05%  EV***          135,807                  8.536535
                                                                         1.10%  EV***          145,792                  8.526829
                                                                         1.15%  EV***           47,715                  8.517121
                                                                         1.20%  EV***           29,928                  8.507421
                                                                         1.25%  EV***           25,504                  7.983465
                                                                         1.30%  EV***            2,734                  7.975536
                                                                         1.35%  EV***            3,578                  7.967608
                                                                         1.40%  EV***           17,319                  7.959698
                                                                         1.45%  EV***            4,520                  7.951778
                                                                         1.50%  EV***           15,687                  7.943867
                                                                         1.55%  EV***            1,192                  7.935952
                                                                         1.65%  EV***              864                  7.920163
                                                                         1.70%  EV***            2,839                  7.912268
                                                                         1.75%  EV***              996                  7.904376
                                                                         1.80%  EV***               52                  7.896488
              1999 ..............................................        0.95%               9,270,411                 10.262325
                                                                         1.00%               5,146,040                 10.251150
                                                                         1.05%               1,600,546                 10.239981
                                                                         1.10%                 110,080                 11.255695
                                                                         1.15%                  26,781                 11.248584
                                                                         1.20%               2,342,151                 11.087928
                                                                         1.25%                  58,297                 11.080460
                                                                         1.30%                 279,497                 11.072984
                                                                         1.35%                  46,653                 11.220168
                                                                         1.40%                   7,259                 11.213084

                                                                          CONTRACT            TOTAL
                                                                      OWNERS' EQUITY         RETURN**
                                                                      --------------         --------
                                                                             204,843         -13.73%
                                                                             151,404         -13.77%
                                                                              50,153         -13.81%
                                                                              62,016         -13.86%
                                                                             239,196         -13.90%
                                                                               9,414         -13.95%
                                                                               5,196         -13.99%
                                                                               4,015         -14.04%
              2000 ..............................................         73,855,734         -23.34%
                                                                          40,466,658         -23.38%
                                                                          13,046,076         -23.42%
                                                                           2,185,674         -23.46%
                                                                             455,620         -23.50%
                                                                          17,552,904         -23.54%
                                                                           1,102,917         -23.58%
                                                                           4,394,414         -23.61%
                                                                             835,493         -23.65%
                                                                             356,948         -23.69%
                                                                              83,469         -23.73%
                                                                             427,874         -23.77%
                                                                              59,649         -23.81%
                                                                               1,175         -23.84%
                                                                             151,145         -23.88%
                                                                              19,927         -23.92%
                                                                              19,866         -23.96%
                                                                               8,169         -24.00%
                                                                                 770         -24.08%
                                                                           8,730,347         -22.41%  01/21/00
                                                                           5,451,024         -22.45%  01/21/00
                                                                           1,159,321         -22.49%  01/21/00
                                                                           1,243,143         -22.53%  01/21/00
                                                                             406,394         -22.56%  01/21/00
                                                                             254,610         -22.60%  01/21/00
                                                                             203,610         -22.64%  01/21/00
                                                                              21,805         -22.67%  01/21/00
                                                                              28,508         -22.71%  01/21/00
                                                                             137,854         -22.75%  01/21/00
                                                                              35,942         -22.78%  01/21/00
                                                                             124,615         -22.82%  01/21/00
                                                                               9,460         -22.86%  01/21/00
                                                                               6,843         -22.93%  01/21/00
                                                                              22,463         -22.97%  01/21/00
                                                                               7,873         -23.01%  01/21/00
                                                                                 411         -23.04%  01/21/00
              1999 ..............................................         95,135,971           7.05%
                                                                          52,752,828           6.99%
                                                                          16,389,561           6.94%
                                                                           1,239,027           6.89%
                                                                             301,248           6.83%
                                                                          25,969,602           6.78%
                                                                             645,958           6.72%
                                                                           3,094,866           6.67%
                                                                             523,454           6.62%
                                                                              81,396           6.56%

                                                                        CONTRACT                                         UNIT
                                                                      EXPENSE RATE*             UNITS                 FAIR VALUE
                                                                      -------------           ---------               ----------
                                                                         1.45%                   3,204                 11.205978
                                                                         1.50%                  11,327                 11.198884
                                                                         1.55%                     718                 11.191773
                                                                         1.65%                   3,220                 11.177582
              1998 ..............................................        0.95%               6,130,632                  9.586675
                                                                         1.00%               3,669,846                  9.581067
                                                                         1.05%                 974,914                  9.575458
                                                                         1.10%                   7,723                 10.530579
                                                                         1.15%                   1,020                 10.529250
                                                                         1.20%                   2,242                 10.384114
                                                                         1.35%                     295                 10.523939
              1997 ..............................................        0.95%                 205,062                 10.126638
                                                                         1.00%                  66,981                 10.125825
                                                                         1.05%                  15,115                 10.125013

      Fidelity(R) VIP - Overseas Portfolio: Service Class
              2001 ..............................................        0.95%               4,184,562                  9.735184
                                                                         1.00%               1,752,818                  9.714760
                                                                         1.05%                 434,467                  9.694371
                                                                         1.10%                 161,688                 10.690513
                                                                         1.15%                  72,679                 10.672961
                                                                         1.20%               1,786,643                  9.879361
                                                                         1.25%                 105,605                  9.862700
                                                                         1.30%                 334,256                  9.846083
                                                                         1.35%                  96,414                 10.602942
                                                                         1.40%                 116,925                 10.585490
                                                                         1.45%                  11,562                 10.568057
                                                                         1.50%                  51,232                 10.550644
                                                                         1.55%                   8,424                 10.533247
                                                                         1.60%                   7,257                 10.515875
                                                                         1.65%                  35,553                 10.498504
                                                                         1.70%                   9,556                  8.031546
                                                                         1.75%                   4,451                  8.020658
                                                                         1.80%                  11,883                  8.009778
                                                                         1.85%                   1,610                  7.998921
                                                                         1.90%                     342                  7.988069
                                                                         2.05%                  15,711                  7.955555
                                                                         2.20%                   1,411                  7.923128
                                                                         0.95%  EV***          780,203                 10.581809
                                                                         1.00%  EV***          475,889                 10.564384
                                                                         1.05%  EV***           32,470                 10.546977
                                                                         1.10%  EV***          116,733                 10.529596
                                                                         1.15%  EV***           66,594                 10.512251
                                                                         1.20%  EV***           26,999                 10.494909
                                                                         1.25%  EV***           21,100                  8.586166
                                                                         1.30%  EV***           11,430                  8.573249
                                                                         1.35%  EV***            9,723                  8.560341
                                                                         1.40%  EV***           33,850                  8.547451
                                                                         1.45%  EV***           11,138                  8.534586
                                                                         1.50%  EV***           14,462                  8.521721
                                                                         1.55%  EV***           16,091                  8.508864
                                                                         1.60%  EV***           12,183                  8.496017
                                                                         1.65%  EV***            5,120                  8.483207
                                                                         1.70%  EV***            2,662                  8.470397
                                                                         1.75%  EV***            1,032                  8.457589
                                                                         1.80%  EV***            1,250                  8.444800
                                                                         1.85%  EV***                9                  8.432024

                                                                          CONTRACT            TOTAL
                                                                      OWNERS' EQUITY         RETURN**
                                                                      --------------         --------
                                                                              35,904           6.51%
                                                                             126,850           6.45%
                                                                               8,036           6.40%
                                                                              35,992           6.29%
              1998 ..............................................         58,772,377          -5.33%
                                                                          35,161,040          -5.38%
                                                                           9,335,248          -5.43%
                                                                              81,328           5.31%  10/01/98
                                                                              10,740           5.29%  10/01/98
                                                                              23,281           3.84%  09/01/98
                                                                               3,105           5.24%  10/01/98
              1997 ..............................................          2,076,589           1.27%  11/03/97
                                                                             678,238           1.26%  11/03/97
                                                                             153,040           1.25%  11/03/97

      Fidelity(R) VIP - Overseas Portfolio: Service Class
              2001 ..............................................         40,737,481         -22.03%
                                                                          17,028,206         -22.06%
                                                                           4,211,884         -22.10%
                                                                           1,728,528         -22.14%
                                                                             775,700         -22.18%
                                                                          17,650,891         -22.22%
                                                                           1,041,550         -22.26%
                                                                           3,291,112         -22.30%
                                                                           1,022,272         -22.34%
                                                                           1,237,708         -22.38%
                                                                             122,188         -22.42%
                                                                             540,531         -22.46%
                                                                              88,732         -22.50%
                                                                              76,314         -22.54%
                                                                             373,253         -22.58%
                                                                              76,749         -22.62%
                                                                              35,700         -22.66%
                                                                              95,180         -22.70%
                                                                              12,878         -22.74%
                                                                               2,732         -22.78%
                                                                             124,990         -22.90%
                                                                              11,180         -23.02%
                                                                           8,255,959         -22.50%
                                                                           5,027,474         -22.53%
                                                                             342,460         -22.57%
                                                                           1,229,151         -22.61%
                                                                             700,053         -22.65%
                                                                             283,352         -22.69%
                                                                             181,168         -22.73%
                                                                              97,992         -22.77%
                                                                              83,232         -22.81%
                                                                             289,331         -22.85%
                                                                              95,058         -22.89%
                                                                             123,241         -22.93%
                                                                             136,916         -22.97%
                                                                             103,507         -23.01%
                                                                              43,434         -23.05%
                                                                              22,548         -23.09%
                                                                               8,728         -23.13%
                                                                              10,556         -23.17%
                                                                                  76         -23.21%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                        CONTRACT                                         UNIT
                                                                      EXPENSE RATE*             UNITS                 FAIR VALUE
                                                                      -------------           ---------               ----------
              2000 ..............................................        0.95%               4,123,737                 12.485012
                                                                         1.00%               1,932,170                 12.465168
                                                                         1.05%                 438,863                 12.445337
                                                                         1.10%                  96,077                 13.731142
                                                                         1.15%                  21,463                 13.715591
                                                                         1.20%               1,464,152                 12.702222
                                                                         1.25%                  92,291                 12.687275
                                                                         1.30%                 398,358                 12.672362
                                                                         1.35%                  53,816                 13.653448
                                                                         1.40%                  18,077                 13.637938
                                                                         1.45%                  11,947                 13.622435
                                                                         1.50%                  28,532                 13.606956
                                                                         1.55%                   5,968                 13.591466
                                                                         1.60%                     488                 13.576001
                                                                         1.65%                  28,672                 13.560524
                                                                         1.70%                   6,048                 10.379362
                                                                         1.75%                   2,324                 10.370604
                                                                         1.80%                   4,336                 10.361858
                                                                         1.90%                     201                 10.344382
                                                                         0.95%  EV***          537,740                 13.653116
                                                                         1.00%  EV***          401,919                 13.637615
                                                                         1.05%  EV***           26,639                 13.622125
                                                                         1.10%  EV***           61,958                 13.606646
                                                                         1.15%  EV***           43,939                 13.591204
                                                                         1.20%  EV***           19,000                 13.575732
                                                                         1.25%  EV***            6,898                 11.112370
                                                                         1.30%  EV***            1,752                 11.101354
                                                                         1.35%  EV***              658                 11.090346
                                                                         1.40%  EV***            9,281                 11.079343
                                                                         1.45%  EV***            3,337                 11.068353
                                                                         1.50%  EV***           10,698                 11.057354
                                                                         1.55%  EV***            7,731                 11.046362
                                                                         1.60%  EV***              765                 11.035367
                                                                         1.65%  EV***              937                 11.024412
                                                                         1.75%  EV***              563                 11.002467
                                                                         1.80%  EV***              132                 10.991496
              1999 ..............................................        0.95%               3,049,093                 15.589761
                                                                         1.00%               1,457,542                 15.572798
                                                                         1.05%                 356,883                 15.555856
                                                                         1.10%                  24,035                 17.171657
                                                                         1.15%                   3,667                 17.160838
                                                                         1.20%                 701,180                 15.900927
                                                                         1.25%                  54,288                 15.890221
                                                                         1.30%                 210,885                 15.879549
                                                                         1.35%                  32,043                 17.117558
                                                                         1.40%                   2,556                 17.106743
                                                                         1.45%                   1,505                 17.095933
                                                                         1.50%                  10,390                 17.085125
                                                                         1.55%                     190                 17.074312
                                                                         1.65%                     871                 17.052691
                                                                         1.70%                     254                 13.058898
              1998 ..............................................        0.95%               1,389,947                 11.047878
                                                                         1.00%                 755,148                 11.041416
                                                                         1.05%                 228,953                 11.034969

                                                                          CONTRACT            TOTAL
                                                                      OWNERS' EQUITY         RETURN**
                                                                      --------------         --------
              2000 ..............................................         51,484,906         -19.92%
                                                                          24,084,824         -19.96%
                                                                           5,461,798         -20.00%
                                                                           1,319,247         -20.04%
                                                                             294,378         -20.08%
                                                                          18,597,984         -20.12%
                                                                           1,170,921         -20.16%
                                                                           5,048,137         -20.20%
                                                                             734,774         -20.24%
                                                                             246,533         -20.28%
                                                                             162,747         -20.32%
                                                                             388,234         -20.36%
                                                                              81,114         -20.40%
                                                                               6,625         -20.44%
                                                                             388,807         -20.48%
                                                                              62,774         -20.52%
                                                                              24,101         -20.56%
                                                                              44,929         -20.60%
                                                                               2,079         -20.68%
                                                                           7,341,827         -16.44%  01/21/00
                                                                           5,481,217         -16.48%  01/21/00
                                                                             362,880         -16.52%  01/21/00
                                                                             843,041         -16.56%  01/21/00
                                                                             597,184         -16.60%  01/21/00
                                                                             257,939         -16.64%  01/21/00
                                                                              76,653         -16.68%  01/21/00
                                                                              19,450         -16.72%  01/21/00
                                                                               7,297         -16.76%  01/21/00
                                                                             102,827         -16.80%  01/21/00
                                                                              36,935         -16.84%  01/21/00
                                                                             118,292         -16.88%  01/21/00
                                                                              85,399         -16.92%  01/21/00
                                                                               8,442         -16.96%  01/21/00
                                                                              10,330         -17.00%  01/21/00
                                                                               6,194         -17.08%  01/21/00
                                                                               1,451         -17.12%  01/21/00
              1999 ..............................................         47,534,631          41.11%
                                                                          22,698,007          41.04%
                                                                           5,551,621          40.97%
                                                                             412,721          40.90%
                                                                              62,929          40.83%
                                                                          11,149,412          40.76%
                                                                             862,648          40.68%
                                                                           3,348,759          40.61%
                                                                             548,498          40.54%
                                                                              43,725          40.47%
                                                                              25,729          40.40%
                                                                             177,514          40.33%
                                                                               3,244          40.26%
                                                                              14,853          40.12%
                                                                               3,317          30.59%  05/03/99
              1998 ..............................................         15,355,965          11.57%
                                                                           8,337,903          11.51%
                                                                           2,526,489          11.46%

                                                                        CONTRACT                                         UNIT
                                                                      EXPENSE RATE*             UNITS                 FAIR VALUE
                                                                      -------------           ---------               ----------
                                                                         1.10%                     171                 12.187321
                                                                         1.15%                     221                 12.185792
                                                                         1.20%                   4,196                 11.296846
              1997 ..............................................        0.95%                  62,522                  9.902344
                                                                         1.00%                  20,532                  9.901549
                                                                         1.05%                   9,958                  9.900760

      Fidelity(R) VIP II - Contrafund Portfolio: Service Class
              2001 ..............................................        0.95%              15,913,813                 12.636709
                                                                         1.00%               8,760,884                 12.610214
                                                                         1.05%               1,415,598                 12.583756
                                                                         1.10%               1,225,829                 12.564462
                                                                         1.15%                 401,722                 12.543824
                                                                         1.20%               5,406,961                 12.335838
                                                                         1.25%                 427,092                 12.315058
                                                                         1.30%               1,011,490                 12.294307
                                                                         1.35%                 463,949                 12.461548
                                                                         1.40%                 183,939                 12.441038
                                                                         1.45%                  55,837                 12.420560
                                                                         1.50%                 371,799                 12.400091
                                                                         1.55%                  77,697                 12.379644
                                                                         1.60%                  25,063                 12.359225
                                                                         1.65%                 166,947                 12.338834
                                                                         1.70%                  35,944                  8.909469
                                                                         1.75%                  16,308                  8.897411
                                                                         1.80%                  68,397                  8.885347
                                                                         1.85%                   4,060                  8.873298
                                                                         1.90%                   2,951                  8.861264
                                                                         1.95%                     420                  8.849226
                                                                         2.00%                     155                  8.837210
                                                                         2.05%                   9,509                  8.825197
                                                                         2.15%                      23                  8.801213
                                                                         2.20%                   9,915                  8.789237
                                                                         2.25%                   2,264                  7.816214
                                                                         0.95%  EV***        3,525,145                 12.440502
                                                                         1.00%  EV***        2,439,709                 12.420037
                                                                         1.05%  EV***          220,327                 12.399584
                                                                         1.10%  EV***          838,894                 12.379164
                                                                         1.15%  EV***          273,402                 12.358750
                                                                         1.20%  EV***          140,111                 12.338365
                                                                         1.25%  EV***          151,579                  9.514490
                                                                         1.30%  EV***           51,089                  9.500190
                                                                         1.35%  EV***           42,477                  9.485882
                                                                         1.40%  EV***          130,898                  9.471606
                                                                         1.45%  EV***           52,920                  9.457350
                                                                         1.50%  EV***           82,465                  9.443096
                                                                         1.55%  EV***           80,070                  9.428875
                                                                         1.60%  EV***           27,251                  9.414650
                                                                         1.65%  EV***           17,747                  9.400450
                                                                         1.70%  EV***           22,450                  9.386241
                                                                         1.75%  EV***            8,642                  9.372076
                                                                         1.80%  EV***            6,114                  9.357905
                                                                         1.85%  EV***            4,592                  9.343744
                                                                         1.90%  EV***              478                  9.329610
                                                                         1.95%  EV***              626                  9.315485
                                                                         2.00%  EV***              160                  9.301384

                                                                          CONTRACT            TOTAL
                                                                      OWNERS' EQUITY         RETURN**
                                                                      --------------         --------
                                                                               2,084          21.87%  10/01/98
                                                                               2,693          21.86%  10/01/98
                                                                              47,402          12.97%  09/01/98
              1997 ..............................................            619,114          -0.98%  11/03/97
                                                                             203,299          -0.98%  11/03/97
                                                                              98,592          -0.99%  11/03/97

      Fidelity(R) VIP II - Contrafund Portfolio: Service Class
              2001 ..............................................        201,098,224         -13.20%
                                                                         110,476,622         -13.24%
                                                                          17,813,540         -13.29%
                                                                          15,401,882         -13.33%
                                                                           5,039,130         -13.38%
                                                                          66,699,395         -13.42%
                                                                           5,259,663         -13.46%
                                                                          12,435,569         -13.51%
                                                                           5,781,523         -13.55%
                                                                           2,288,392         -13.60%
                                                                             693,527         -13.64%
                                                                           4,610,341         -13.68%
                                                                             961,861         -13.73%
                                                                             309,759         -13.77%
                                                                           2,059,931         -13.82%
                                                                             320,242         -13.86%
                                                                             145,099         -13.90%
                                                                             607,731         -13.95%
                                                                              36,026         -13.99%
                                                                              26,150         -14.04%
                                                                               3,717         -14.08%
                                                                               1,370         -14.13%
                                                                              83,919         -14.17%
                                                                                 202         -14.26%
                                                                              87,145         -14.30%
                                                                              17,696         -14.35%
                                                                          43,854,573         -13.67%
                                                                          30,301,276         -13.71%
                                                                           2,731,963         -13.76%
                                                                          10,384,806         -13.80%
                                                                           3,378,907         -13.85%
                                                                           1,728,741         -13.89%
                                                                           1,442,197         -13.93%
                                                                             485,355         -13.98%
                                                                             402,932         -14.02%
                                                                           1,239,814         -14.07%
                                                                             500,483         -14.11%
                                                                             778,725         -14.15%
                                                                             754,970         -14.20%
                                                                             256,559         -14.24%
                                                                             166,830         -14.29%
                                                                             210,721         -14.33%
                                                                              80,993         -14.38%
                                                                              57,214         -14.42%
                                                                              42,906         -14.46%
                                                                               4,460         -14.51%
                                                                               5,831         -14.55%
                                                                               1,488         -14.60%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                        CONTRACT                                         UNIT
                                                                      EXPENSE RATE*             UNITS                 FAIR VALUE
                                                                      -------------           ---------               ----------
              2000 ..............................................        0.95%              16,831,668                 14.558242
                                                                         1.00%               9,894,736                 14.535120
                                                                         1.05%               1,584,274                 14.511996
                                                                         1.10%                 751,177                 14.497111
                                                                         1.15%                 184,536                 14.480674
                                                                         1.20%               4,946,188                 14.247834
                                                                         1.25%                 373,809                 14.231074
                                                                         1.30%               1,162,668                 14.214337
                                                                         1.35%                 192,839                 14.415058
                                                                         1.40%                  67,925                 14.398684
                                                                         1.45%                  41,709                 14.382315
                                                                         1.50%                 291,480                 14.365961
                                                                         1.55%                  37,010                 14.349605
                                                                         1.60%                   3,194                 14.333260
                                                                         1.65%                  63,843                 14.316943
                                                                         1.70%                   8,357                 10.343090
                                                                         1.75%                  35,608                 10.334368
                                                                         1.80%                  45,895                 10.325655
                                                                         1.90%                     332                 10.308233
                                                                         0.95%  EV***        2,581,229                 14.410328
                                                                         1.00%  EV***        2,022,841                 14.393972
                                                                         1.05%  EV***          194,058                 14.377618
                                                                         1.10%  EV***          361,817                 14.361282
                                                                         1.15%  EV***          140,506                 14.344951
                                                                         1.20%  EV***           76,091                 14.328634
                                                                         1.25%  EV***           73,795                 11.054900
                                                                         1.30%  EV***            7,415                 11.043938
                                                                         1.35%  EV***            4,792                 11.032970
                                                                         1.40%  EV***           84,404                 11.022018
                                                                         1.45%  EV***           24,919                 11.011080
                                                                         1.50%  EV***           50,885                 11.000138
                                                                         1.55%  EV***           24,878                 10.989205
                                                                         1.60%  EV***            7,403                 10.978278
                                                                         1.65%  EV***            7,785                 10.967361
                                                                         1.70%  EV***            2,034                 10.956423
                                                                         1.75%  EV***            7,733                 10.945527
                                                                         1.80%  EV***              466                 10.934605
                                                                         1.90%  EV***              382                 10.912808
                                                                         2.00%  EV***              160                 10.891023
              1999 ..............................................        0.95%              13,708,127                 15.755094
                                                                         1.00%               8,632,372                 15.737973
                                                                         1.05%               1,301,240                 15.720833
                                                                         1.10%                 411,632                 15.712599
                                                                         1.15%                  69,644                 15.702687
                                                                         1.20%               2,112,786                 15.457984
                                                                         1.25%                 134,046                 15.447579
                                                                         1.30%                 472,842                 15.437189
                                                                         1.35%                  80,326                 15.663065
                                                                         1.40%                  18,957                 15.653161
                                                                         1.45%                   7,651                 15.643260
                                                                         1.50%                  59,421                 15.633362
                                                                         1.55%                   4,341                 15.623458
                                                                         1.65%                  14,412                 15.603664

                                                                          CONTRACT            TOTAL
                                                                      OWNERS' EQUITY         RETURN**
                                                                      --------------         --------
              2000 ..............................................        245,039,496          -7.60%
                                                                         143,821,175          -7.64%
                                                                          22,990,978          -7.69%
                                                                          10,889,896          -7.74%
                                                                           2,672,206          -7.78%
                                                                          70,472,466          -7.83%
                                                                           5,319,704          -7.88%
                                                                          16,526,555          -7.92%
                                                                           2,779,785          -7.97%
                                                                             978,031          -8.01%
                                                                             599,872          -8.06%
                                                                           4,187,390          -8.11%
                                                                             531,079          -8.15%
                                                                              45,780          -8.20%
                                                                             914,037          -8.25%
                                                                              86,437          -8.29%
                                                                             367,986          -8.34%
                                                                             473,896          -8.39%
                                                                               3,422          -8.48%
                                                                          37,196,357          -7.96%  01/21/00
                                                                          29,116,717          -8.00%  01/21/00
                                                                           2,790,092          -8.05%  01/21/00
                                                                           5,196,156          -8.09%  01/21/00
                                                                           2,015,552          -8.14%  01/21/00
                                                                           1,090,280          -8.18%  01/21/00
                                                                             815,796          -8.22%  01/21/00
                                                                              81,891          -8.27%  01/21/00
                                                                              52,870          -8.31%  01/21/00
                                                                             930,302          -8.35%  01/21/00
                                                                             274,385          -8.40%  01/21/00
                                                                             559,742          -8.44%  01/21/00
                                                                             273,389          -8.49%  01/21/00
                                                                              81,272          -8.53%  01/21/00
                                                                              85,381          -8.57%  01/21/00
                                                                              22,285          -8.62%  01/21/00
                                                                              84,642          -8.66%  01/21/00
                                                                               5,096          -8.70%  01/21/00
                                                                               4,169          -8.79%  01/21/00
                                                                               1,743          -8.88%  01/21/00
              1999 ..............................................        215,972,829          22.97%
                                                                         135,856,037          22.91%
                                                                          20,456,577          22.84%
                                                                           6,467,809          22.78%
                                                                           1,093,598          22.72%
                                                                          32,659,412          22.66%
                                                                           2,070,686          22.60%
                                                                           7,299,351          22.53%
                                                                           1,258,151          22.47%
                                                                             296,737          22.41%
                                                                             119,687          22.35%
                                                                             928,950          22.29%
                                                                              67,821          22.22%
                                                                             224,880          22.10%

                                                                        CONTRACT                                         UNIT
                                                                      EXPENSE RATE*             UNITS                 FAIR VALUE
                                                                      -------------           ---------               ----------
                                                                         1.70%                   3,026                 11.278366
                                                                         1.75%                     778                 11.274564
                                                                         1.80%                     378                 11.270766
              1998 ..............................................        0.95%               5,862,648                 12.812355
                                                                         1.00%               3,494,555                 12.804877
                                                                         1.05%                 660,796                 12.797393
                                                                         1.10%                  12,405                 12.797152
                                                                         1.15%                   2,519                 12.795546
                                                                         1.20%                  12,360                 12.602507
                                                                         1.30%                     169                 12.598299
              1997 ..............................................        0.95%                 231,858                  9.954885
                                                                         1.00%                 114,004                  9.954090
                                                                         1.05%                  26,984                  9.953285

      Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class
              2001 ..............................................        0.95%               5,988,705                  9.201903
                                                                         1.00%               4,024,075                  9.182583
                                                                         1.05%                 722,505                  9.163302
                                                                         1.10%                 213,257                  8.791124
                                                                         1.15%                  65,195                  8.776671
                                                                         1.20%               1,375,053                  8.844341
                                                                         1.25%                 138,896                  8.829438
                                                                         1.30%                 275,148                  8.814543
                                                                         1.35%                 103,538                  8.719070
                                                                         1.40%                  69,976                  8.704709
                                                                         1.45%                  20,137                  8.690341
                                                                         1.50%                  57,668                  8.676041
                                                                         1.55%                  22,739                  8.661731
                                                                         1.60%                   4,361                  8.647434
                                                                         1.65%                  35,829                  8.633163
                                                                         1.70%                   7,054                  6.758171
                                                                         1.75%                  13,341                  6.749005
                                                                         1.80%                  11,725                  6.739861
                                                                         1.85%                   2,221                  6.730718
                                                                         1.90%                   1,650                  6.721581
                                                                         2.05%                  14,517                  6.694209
                                                                         2.20%                   2,479                  6.666912
                                                                         0.95%  EV***          792,782                  8.692317
                                                                         1.00%  EV***          519,218                  8.678000
                                                                         1.05%  EV***           51,738                  8.663683
                                                                         1.10%  EV***          215,594                  8.649412
                                                                         1.15%  EV***           81,120                  8.635134
                                                                         1.20%  EV***           33,170                  8.620880
                                                                         1.25%  EV***           58,783                  7.001277
                                                                         1.30%  EV***           28,868                  6.990738
                                                                         1.35%  EV***           11,278                  6.980209
                                                                         1.40%  EV***           38,094                  6.969694
                                                                         1.45%  EV***           19,817                  6.959181
                                                                         1.50%  EV***           11,204                  6.948687
                                                                         1.55%  EV***           13,560                  6.938208
                                                                         1.60%  EV***            3,744                  6.927732
                                                                         1.65%  EV***            1,273                  6.917278
                                                                         1.70%  EV***           15,730                  6.906826
                                                                         1.75%  EV***            3,305                  6.896377
                                                                         1.80%  EV***               94                  6.885942

                                                                          CONTRACT            TOTAL
                                                                      OWNERS' EQUITY         RETURN**
                                                                      --------------         --------
                                                                              34,128          12.78%  05/03/99
                                                                               8,772          12.75%  05/03/99
                                                                               4,260          12.71%  05/03/99
              1998 ..............................................         75,114,327          28.70%
                                                                          44,747,347          28.64%
                                                                           8,456,466          28.57%
                                                                             158,749          27.97%  10/01/98
                                                                              32,232          27.96%  10/01/98
                                                                             155,767          26.03%  09/01/98
                                                                               2,129          25.98%  09/01/98
              1997 ..............................................          2,308,120          -0.45%  11/03/97
                                                                           1,134,806          -0.46%  11/03/97
                                                                             268,579          -0.47%  11/03/97

      Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class
              2001 ..............................................         55,107,483         -15.26%
                                                                          36,951,403         -15.30%
                                                                           6,620,532         -15.34%
                                                                           1,874,769         -15.39%
                                                                             572,195         -15.43%
                                                                          12,161,438         -15.47%
                                                                           1,226,374         -15.51%
                                                                           2,425,304         -15.56%
                                                                             902,755         -15.60%
                                                                             609,121         -15.64%
                                                                             174,997         -15.69%
                                                                             500,330         -15.73%
                                                                             196,959         -15.77%
                                                                              37,711         -15.82%
                                                                             309,318         -15.86%
                                                                              47,672         -15.90%
                                                                              90,038         -15.95%
                                                                              79,025         -15.99%
                                                                              14,949         -16.03%
                                                                              11,091         -16.07%
                                                                              97,180         -16.20%
                                                                              16,527         -16.33%
                                                                           6,891,112         -15.75%
                                                                           4,505,774         -15.80%
                                                                             448,242         -15.84%
                                                                           1,864,761         -15.88%
                                                                             700,482         -15.93%
                                                                             285,955         -15.97%
                                                                             411,556         -16.01%
                                                                             201,809         -16.06%
                                                                              78,723         -16.10%
                                                                             265,504         -16.14%
                                                                             137,910         -16.19%
                                                                              77,853         -16.23%
                                                                              94,082         -16.27%
                                                                              25,937         -16.31%
                                                                               8,806         -16.36%
                                                                             108,644         -16.40%
                                                                              22,793         -16.44%
                                                                                 647         -16.49%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                        CONTRACT                                         UNIT
                                                                      EXPENSE RATE*             UNITS                 FAIR VALUE
                                                                      -------------           ---------               ----------
                                                                         1.85%  EV***              120                  6.875512
                                                                         1.90%  EV***              130                  6.865095
                                                                         1.95%  EV***               43                  6.854707
              2000 ..............................................        0.95%               7,163,757                 10.858509
                                                                         1.00%               4,836,376                 10.841223
                                                                         1.05%                 852,312                 10.823977
                                                                         1.10%                 143,713                 10.389625
                                                                         1.15%                  39,423                 10.377837
                                                                         1.20%               1,453,017                 10.463173
                                                                         1.25%                 132,945                 10.450878
                                                                         1.30%                 393,066                 10.438575
                                                                         1.35%                  61,854                 10.330777
                                                                         1.40%                  28,632                 10.319040
                                                                         1.45%                  31,989                 10.307281
                                                                         1.50%                  34,764                 10.295564
                                                                         1.55%                  23,068                 10.283843
                                                                         1.65%                  14,299                 10.260418
                                                                         1.70%                   4,832                  8.036133
                                                                         1.75%                  13,894                  8.029346
                                                                         1.80%                   5,424                  8.022575
                                                                         0.95%  EV***          540,031                 10.317848
                                                                         1.00%  EV***          463,101                 10.306132
                                                                         1.05%  EV***           52,128                 10.294409
                                                                         1.10%  EV***          106,268                 10.282724
                                                                         1.15%  EV***           38,797                 10.270998
                                                                         1.20%  EV***           14,811                 10.259307
                                                                         1.25%  EV***           17,450                  8.336162
                                                                         1.30%  EV***              564                  8.327889
                                                                         1.35%  EV***              237                  8.319614
                                                                         1.40%  EV***           15,755                  8.311348
                                                                         1.45%  EV***           18,700                  8.303083
                                                                         1.50%  EV***            4,834                  8.294830
                                                                         1.55%  EV***           10,669                  8.286578
                                                                         1.60%  EV***            2,899                  8.278325
                                                                         1.65%  EV***            1,648                  8.270092
                                                                         1.70%  EV***            1,710                  8.261845
                                                                         1.75%  EV***            3,552                  8.253601
                                                                         1.80%  EV***               94                  8.245368
                                                                         1.85%  EV***              118                  8.237132
                                                                         1.90%  EV***              130                  8.228905
                                                                         1.95%  EV***              118                  8.220689
              1999 ..............................................        0.95%               7,575,722                 13.235715
                                                                         1.00%               5,808,499                 13.221287
                                                                         1.05%                 895,134                 13.206894
                                                                         1.10%                  78,870                 12.683293
                                                                         1.15%                  15,158                 12.675276
                                                                         1.20%               1,083,497                 12.785954
                                                                         1.25%                  54,900                 12.777351
                                                                         1.30%                 195,179                 12.768758
                                                                         1.35%                  36,185                 12.643267
                                                                         1.40%                  10,667                 12.635267
                                                                         1.45%                   1,483                 12.627255
                                                                         1.50%                  12,095                 12.619265
                                                                         1.55%                   3,980                 12.611273

                                                                          CONTRACT            TOTAL
                                                                      OWNERS' EQUITY         RETURN**
                                                                      --------------         --------
                                                                                 825         -16.53%
                                                                                 892         -16.57%
                                                                                 295         -16.62%
              2000 ..............................................         77,787,720         -17.96%
                                                                          52,432,231         -18.00%
                                                                           9,225,405         -18.04%
                                                                           1,493,124         -18.08%
                                                                             409,125         -18.13%
                                                                          15,203,168         -18.17%
                                                                           1,389,392         -18.21%
                                                                           4,103,049         -18.25%
                                                                             639,000         -18.29%
                                                                             295,455         -18.33%
                                                                             329,720         -18.37%
                                                                             357,915         -18.41%
                                                                             237,228         -18.46%
                                                                             146,714         -18.54%
                                                                              38,831         -18.58%
                                                                             111,560         -18.62%
                                                                              43,514         -18.66%
                                                                           5,571,958         -15.47%  01/21/00
                                                                           4,772,780         -15.51%  01/21/00
                                                                             536,627         -15.55%  01/21/00
                                                                           1,092,725         -15.59%  01/21/00
                                                                             398,484         -15.63%  01/21/00
                                                                             151,951         -15.67%  01/21/00
                                                                             145,466         -15.71%  01/21/00
                                                                               4,697         -15.75%  01/21/00
                                                                               1,972         -15.79%  01/21/00
                                                                             130,945         -15.83%  01/21/00
                                                                             155,268         -15.87%  01/21/00
                                                                              40,097         -15.91%  01/21/00
                                                                              88,410         -15.95%  01/21/00
                                                                              23,999         -15.99%  01/21/00
                                                                              13,629         -16.03%  01/21/00
                                                                              14,128         -16.07%  01/21/00
                                                                              29,317         -16.11%  01/21/00
                                                                                 775         -16.15%  01/21/00
                                                                                 972         -16.19%  01/21/00
                                                                               1,070         -16.23%  01/21/00
                                                                                 970         -16.27%  01/21/00
              1999 ..............................................        100,270,097           3.19%
                                                                          76,795,832           3.14%
                                                                          11,821,940           3.09%
                                                                           1,000,331           3.04%
                                                                             192,132           2.98%
                                                                          13,853,543           2.93%
                                                                             701,477           2.88%
                                                                           2,492,193           2.83%
                                                                             457,497           2.78%
                                                                             134,780           2.72%
                                                                              18,726           2.67%
                                                                             152,630           2.62%
                                                                              50,193           2.57%

                                                                        CONTRACT                                         UNIT
                                                                      EXPENSE RATE*             UNITS                 FAIR VALUE
                                                                      -------------           ---------               ----------
                                                                         1.65%                   4,907                 12.595275
                                                                         1.70%                     190                  9.869824
                                                                         1.75%                     133                  9.866489
                                                                         1.80%                   2,240                  9.863165
              1998 ..............................................        0.95%               4,044,180                 12.826216
                                                                         1.00%               3,268,432                 12.818700
                                                                         1.05%                 527,034                 12.811215
                                                                         1.10%                   4,170                 12.309512
                                                                         1.15%                      52                 12.307964
                                                                         1.20%                   2,339                 12.421717
              1997 ..............................................        0.95%                 140,753                 10.400464
                                                                         1.00%                  85,139                 10.399630
                                                                         1.05%                  22,018                 10.398800

      First Horizon Capital Appreciation Portfolio
              2001 ..............................................        0.95%                     539                 11.088140
                                                                         2.00%                     209                 11.049951
          Initial Deposit Funding ...............................           -                   50,000                 10.900000

      First Horizon Growth & Income Portfolio
              2001 ..............................................        0.95%                   4,144                 10.273079
                                                                         1.10%                     640                 10.268045
                                                                         1.20%                   5,418                 10.264683
                                                                         1.25%                     254                 10.263007
                                                                         1.35%                      89                 10.259637
                                                                         2.00%                     449                 10.237721
          Initial Deposit Funding ...............................           -                   50,000                 10.067840

      Janus AS - Capital Appreciation Portfolio - Service Shares
              2001 ..............................................        0.95%              11,473,119                  6.320884
                                                                         1.00%               6,028,134                  6.314727
                                                                         1.05%                 794,372                  6.308565
                                                                         1.10%               1,262,449                  6.302423
                                                                         1.15%                 598,603                  6.296270
                                                                         1.20%               7,038,310                  6.290120
                                                                         1.25%                 523,538                  6.283990
                                                                         1.30%               2,086,801                  6.277859
                                                                         1.35%                 727,701                  6.271720
                                                                         1.40%                 489,458                  6.265584
                                                                         1.45%                  82,720                  6.259448
                                                                         1.50%                 501,246                  6.253323
                                                                         1.55%                 112,849                  6.247210
                                                                         1.60%                  81,633                  6.241085
                                                                         1.65%                 238,877                  6.234962
                                                                         1.70%                  49,712                  6.228852
                                                                         1.75%                  16,557                  6.222739
                                                                         1.80%                  83,728                  6.216622
                                                                         1.85%                  10,413                  6.210517
                                                                         1.90%                   2,529                  6.204428
                                                                         1.95%                     412                  6.198324
                                                                         2.05%                  20,552                  6.186133
                                                                         2.10%                       8                  6.180038
                                                                         2.20%                   6,892                  6.167860
                                                                         0.95%  EV***        5,908,435                  9.680756
                                                                         1.00%  EV***        4,085,883                  9.666348
                                                                         1.05%  EV***          424,532                  9.651934
                                                                         1.10%  EV***        1,252,254                  9.637541

                                                                          CONTRACT            TOTAL
                                                                      OWNERS' EQUITY         RETURN**
                                                                      --------------         --------
                                                                              61,805           2.46%
                                                                               1,875          -1.30%  05/03/99
                                                                               1,312          -1.34%  05/03/99
                                                                              22,093          -1.37%  05/03/99
              1998 ..............................................         51,871,526          23.32%
                                                                          41,897,049          23.26%
                                                                           6,751,946          23.20%
                                                                              51,331          23.10%  10/01/98
                                                                                 640          23.08%  10/01/98
                                                                              29,054          24.22%  09/01/98
              1997 ..............................................          1,463,897           4.00%  11/03/97
                                                                             885,414           4.00%  11/03/97
                                                                             228,961           3.99%  11/03/97

      First Horizon Capital Appreciation Portfolio
              2001 ..............................................              5,977          10.88%  09/04/01
                                                                               2,309          10.50%  09/04/01
          Initial Deposit Funding ...............................            545,000           9.00%  09/04/01

      First Horizon Growth & Income Portfolio
              2001 ..............................................             42,572           2.73%  09/04/01
                                                                               6,572           2.68%  09/04/01
                                                                              55,614           2.65%  09/04/01
                                                                               2,607           2.63%  09/04/01
                                                                                 913           2.60%  09/04/01
                                                                               4,597           2.38%  09/04/01
          Initial Deposit Funding ...............................            503,392           0.70%  09/04/01

      Janus AS - Capital Appreciation Portfolio - Service Shares
              2001 ..............................................         72,520,254         -22.58%
                                                                          38,066,021         -22.62%
                                                                           5,011,347         -22.66%
                                                                           7,956,488         -22.70%
                                                                           3,768,966         -22.73%
                                                                          44,271,814         -22.77%
                                                                           3,289,908         -22.81%
                                                                          13,100,642         -22.85%
                                                                           4,563,937         -22.89%
                                                                           3,066,740         -22.93%
                                                                             517,782         -22.97%
                                                                           3,134,453         -23.01%
                                                                             704,991         -23.05%
                                                                             509,478         -23.09%
                                                                           1,489,389         -23.13%
                                                                             309,649         -23.17%
                                                                             103,030         -23.21%
                                                                             520,505         -23.25%
                                                                              64,670         -23.29%
                                                                              15,691         -23.33%
                                                                               2,554         -23.37%
                                                                             127,137         -23.44%
                                                                                  49         -23.48%
                                                                              42,509         -23.56%
                                                                          57,198,118         -23.08%
                                                                          39,495,567         -23.12%
                                                                           4,097,555         -23.16%
                                                                          12,068,649         -23.20%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         1.15%  EV***          422,951        9.623169
                                                                         1.20%  EV***          340,567        9.608796
                                                                         1.25%  EV***          241,145        9.594436
                                                                         1.30%  EV***           49,092        9.580104
                                                                         1.35%  EV***           64,270        9.565775
                                                                         1.40%  EV***          165,248        9.551475
                                                                         1.45%  EV***           77,550        9.537173
                                                                         1.50%  EV***          107,152        9.522886
                                                                         1.55%  EV***           67,618        9.508624
                                                                         1.60%  EV***           39,069        9.494382
                                                                         1.65%  EV***           19,951        9.480146
                                                                         1.70%  EV***           24,560        9.465904
                                                                         1.75%  EV***            3,511        9.451694
                                                                         1.80%  EV***            5,417        9.437500
                                                                         1.85%  EV***            1,246        9.423314
                                                                         1.90%  EV***              406        9.409142
                                                                         1.95%  EV***               56        9.394994
                                                                         2.00%  EV***               42        9.380841
              2000 ..............................................        0.95%               9,411,277        8.164119
                                                                         1.00%               6,347,257        8.160311
                                                                         1.05%                 803,607        8.156515
                                                                         1.10%                 585,869        8.152720
                                                                         1.15%                 310,561        8.148922
                                                                         1.20%               6,411,081        8.145127
                                                                         1.25%                 409,936        8.141323
                                                                         1.30%               2,424,845        8.137529
                                                                         1.35%                 408,367        8.133724
                                                                         1.40%                 205,198        8.129929
                                                                         1.45%                  74,713        8.126129
                                                                         1.50%                 389,193        8.122329
                                                                         1.55%                  43,414        8.118530
                                                                         1.60%                  25,619        8.114733
                                                                         1.65%                 123,519        8.110923
                                                                         1.70%                  21,395        8.107133
                                                                         1.75%                  48,477        8.103330
                                                                         1.80%                  50,621        8.099528
                                                                         0.95%  EV***        5,171,200       12.585443
                                                                         1.00%  EV***        4,279,748       12.573144
                                                                         1.05%  EV***          427,395       12.560833
                                                                         1.10%  EV***          841,186       12.548531
                                                                         1.15%  EV***          372,633       12.536247
                                                                         1.20%  EV***          288,715       12.523953
                                                                         1.25%  EV***          140,690       12.511670
                                                                         1.30%  EV***           11,263       12.499399
                                                                         1.35%  EV***           23,965       12.487127
                                                                         1.40%  EV***          118,431       12.474860
                                                                         1.45%  EV***           59,411       12.462604
                                                                         1.50%  EV***           72,579       12.450342
                                                                         1.55%  EV***           42,015       12.438108
                                                                         1.60%  EV***           30,634       12.425863
                                                                         1.65%  EV***           15,806       12.413636
                                                                         1.70%  EV***           10,872       12.401389
                                                                         1.75%  EV***            3,388       12.389174
                                                                         1.80%  EV***              127       12.376958

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                           4,070,129         -23.24%
                                                                           3,272,439         -23.28%
                                                                           2,313,650         -23.32%
                                                                             470,306         -23.36%
                                                                             614,792         -23.39%
                                                                           1,578,362         -23.43%
                                                                             739,608         -23.47%
                                                                           1,020,396         -23.51%
                                                                             642,954         -23.55%
                                                                             370,936         -23.59%
                                                                             189,138         -23.63%
                                                                             232,483         -23.67%
                                                                              33,185         -23.71%
                                                                              51,123         -23.75%
                                                                              11,741         -23.79%
                                                                               3,820         -23.83%
                                                                                 526         -23.87%
                                                                                 394         -23.91%
              2000 ..............................................         76,834,785         -18.36%  01/27/00
                                                                          51,795,591         -18.40%  01/27/00
                                                                           6,554,633         -18.43%  01/27/00
                                                                           4,776,426         -18.47%  01/27/00
                                                                           2,530,737         -18.51%  01/27/00
                                                                          52,219,069         -18.55%  01/27/00
                                                                           3,337,421         -18.59%  01/27/00
                                                                          19,732,247         -18.62%  01/27/00
                                                                           3,321,544         -18.66%  01/27/00
                                                                           1,668,245         -18.70%  01/27/00
                                                                             607,127         -18.74%  01/27/00
                                                                           3,161,154         -18.78%  01/27/00
                                                                             352,458         -18.81%  01/27/00
                                                                             207,891         -18.85%  01/27/00
                                                                           1,001,853         -18.89%  01/27/00
                                                                             173,452         -18.93%  01/27/00
                                                                             392,825         -18.97%  01/27/00
                                                                             410,006         -19.00%  01/27/00
                                                                          65,081,843         -18.63%  01/27/00
                                                                          53,809,888         -18.67%  01/27/00
                                                                           5,368,437         -18.70%  01/27/00
                                                                          10,555,649         -18.74%  01/27/00
                                                                           4,671,419         -18.78%  01/27/00
                                                                           3,615,853         -18.82%  01/27/00
                                                                           1,760,267         -18.86%  01/27/00
                                                                             140,781         -18.89%  01/27/00
                                                                             299,254         -18.93%  01/27/00
                                                                           1,477,410         -18.97%  01/27/00
                                                                             740,416         -19.01%  01/27/00
                                                                             903,633         -19.05%  01/27/00
                                                                             522,587         -19.08%  01/27/00
                                                                             380,654         -19.12%  01/27/00
                                                                             196,210         -19.16%  01/27/00
                                                                             134,828         -19.20%  01/27/00
                                                                              41,975         -19.24%  01/27/00
                                                                               1,572         -19.27%  01/27/00

                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         1.85%  EV***              225       12.364740
                                                                         1.90%  EV***              399       12.352534
                                                                         1.95%  EV***              151       12.340340
                                                                         2.00%  EV***               42       12.328129

      Janus AS - Global Technology Portfolio - Service Shares
              2001 ..............................................        0.95%               8,250,026        4.050734
                                                                         1.00%               4,514,955        4.046784
                                                                         1.05%                 599,052        4.042843
                                                                         1.10%                 814,233        4.038883
                                                                         1.15%                 403,451        4.034937
                                                                         1.20%               5,689,417        4.030994
                                                                         1.25%                 428,065        4.027049
                                                                         1.30%                 929,406        4.023106
                                                                         1.35%                 359,506        4.019173
                                                                         1.40%                 268,082        4.015227
                                                                         1.45%                  63,597        4.011291
                                                                         1.50%                 328,234        4.007355
                                                                         1.55%                  43,688        4.003432
                                                                         1.60%                  33,734        3.999498
                                                                         1.65%                 118,180        3.995569
                                                                         1.70%                  12,183        3.991639
                                                                         1.75%                  11,382        3.987735
                                                                         1.80%                  25,682        3.983793
                                                                         1.85%                   4,652        3.979883
                                                                         1.95%                     265        3.972038
                                                                         2.00%                     266        3.968131
                                                                         2.05%                   8,890        3.964208
                                                                         2.20%                   8,733        3.952480
                                                                         0.95%  EV***        6,754,051        3.997318
                                                                         1.00%  EV***        4,329,431        3.993343
                                                                         1.05%  EV***          538,399        3.989367
                                                                         1.10%  EV***        1,172,645        3.985403
                                                                         1.15%  EV***          478,950        3.981436
                                                                         1.20%  EV***          342,377        3.977467
                                                                         1.25%  EV***          267,902        3.973497
                                                                         1.30%  EV***           26,278        3.969541
                                                                         1.35%  EV***           50,585        3.965577
                                                                         1.40%  EV***          125,510        3.961628
                                                                         1.45%  EV***           54,831        3.957661
                                                                         1.50%  EV***           49,645        3.953705
                                                                         1.55%  EV***           78,987        3.949759
                                                                         1.60%  EV***           45,801        3.945808
                                                                         1.65%  EV***           28,905        3.941852
                                                                         1.70%  EV***           13,671        3.937906
                                                                         1.75%  EV***            6,199        3.933966
                                                                         1.80%  EV***            1,983        3.930021
                                                                         1.85%  EV***            1,421        3.926078
                                                                         1.90%  EV***              767        3.922138
                                                                         1.95%  EV***               43        3.918197
                                                                         2.00%  EV***               66        3.914265
              2000 ..............................................        0.95%               8,158,988        6.524649
                                                                         1.00%               4,867,293        6.521611
                                                                         1.05%                 565,403        6.518569
                                                                         1.10%                 510,539        6.515527
                                                                         1.15%                 242,219        6.512483

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                               2,782         -19.31%  01/27/00
                                                                               4,929         -19.35%  01/27/00
                                                                               1,863         -19.39%  01/27/00
                                                                                 518         -19.43%  01/27/00

      Janus AS - Global Technology Portfolio - Service Shares
              2001 ..............................................         33,418,661         -37.92%
                                                                          18,271,048         -37.95%
                                                                           2,421,873         -37.98%
                                                                           3,288,592         -38.01%
                                                                           1,627,899         -38.04%
                                                                          22,934,006         -38.07%
                                                                           1,723,839         -38.11%
                                                                           3,739,099         -38.14%
                                                                           1,444,917         -38.17%
                                                                           1,076,410         -38.20%
                                                                             255,106         -38.23%
                                                                           1,315,350         -38.26%
                                                                             174,902         -38.30%
                                                                             134,919         -38.33%
                                                                             472,196         -38.36%
                                                                              48,630         -38.39%
                                                                              45,388         -38.42%
                                                                             102,312         -38.45%
                                                                              18,514         -38.49%
                                                                               1,053         -38.55%
                                                                               1,056         -38.58%
                                                                              35,242         -38.61%
                                                                              34,517         -38.71%
                                                                          26,998,090         -38.50%
                                                                          17,288,903         -38.53%
                                                                           2,147,871         -38.56%
                                                                           4,673,463         -38.59%
                                                                           1,906,909         -38.63%
                                                                           1,361,793         -38.66%
                                                                           1,064,508         -38.69%
                                                                             104,312         -38.72%
                                                                             200,599         -38.75%
                                                                             497,224         -38.78%
                                                                             217,003         -38.82%
                                                                             196,282         -38.85%
                                                                             311,980         -38.88%
                                                                             180,722         -38.91%
                                                                             113,939         -38.94%
                                                                              53,835         -38.97%
                                                                              24,387         -39.01%
                                                                               7,793         -39.04%
                                                                               5,579         -39.07%
                                                                               3,008         -39.10%
                                                                                 168         -39.13%
                                                                                 258         -39.16%
              2000 ..............................................         53,234,533         -34.75%  01/27/00
                                                                          31,742,592         -34.78%  01/27/00
                                                                           3,685,618         -34.81%  01/27/00
                                                                           3,326,431         -34.84%  01/27/00
                                                                           1,577,447         -34.88%  01/27/00

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         1.20%               4,740,967        6.509446
                                                                         1.25%                 398,913        6.506406
                                                                         1.30%               1,251,253        6.503356
                                                                         1.35%                 276,658        6.500322
                                                                         1.40%                 128,053        6.497274
                                                                         1.45%                  66,776        6.494235
                                                                         1.50%                 287,381        6.491188
                                                                         1.55%                  31,984        6.488148
                                                                         1.60%                  10,258        6.485104
                                                                         1.65%                 101,925        6.482069
                                                                         1.70%                  12,689        6.479020
                                                                         1.75%                   7,738        6.475985
                                                                         1.80%                  12,017        6.472936
                                                                         2.00%                     261        6.460766
                                                                         0.95%  EV***        6,204,193        6.499606
                                                                         1.00%  EV***        4,140,670        6.496489
                                                                         1.05%  EV***          542,434        6.493376
                                                                         1.10%  EV***          910,169        6.490254
                                                                         1.15%  EV***          458,793        6.487133
                                                                         1.20%  EV***          343,621        6.484019
                                                                         1.25%  EV***          135,381        6.480897
                                                                         1.30%  EV***           10,160        6.477790
                                                                         1.35%  EV***           12,722        6.474660
                                                                         1.40%  EV***           92,047        6.471546
                                                                         1.45%  EV***           47,294        6.468423
                                                                         1.50%  EV***           50,903        6.465306
                                                                         1.55%  EV***           56,670        6.462183
                                                                         1.60%  EV***           20,518        6.459071
                                                                         1.65%  EV***           12,801        6.455949
                                                                         1.70%  EV***           13,276        6.452837
                                                                         1.75%  EV***            5,495        6.449714
                                                                         1.80%  EV***               25        6.446598
                                                                         1.85%  EV***              310        6.443478
                                                                         1.90%  EV***              226        6.440358
                                                                         1.95%  EV***              158        6.437232
                                                                         2.00%  EV***               66        6.434118

      Janus AS - International Growth Portfolio - Service Shares
              2001 ..............................................        0.95%               8,996,324        6.219459
                                                                         1.00%               4,288,523        6.213405
                                                                         1.05%                 585,134        6.207358
                                                                         1.10%               1,140,922        6.201296
                                                                         1.15%                 543,567        6.195252
                                                                         1.20%               6,335,649        6.189198
                                                                         1.25%                 430,148        6.183160
                                                                         1.30%               1,174,857        6.177123
                                                                         1.35%                 422,876        6.171086
                                                                         1.40%                 311,213        6.165048
                                                                         1.45%                  62,407        6.159009
                                                                         1.50%                 390,296        6.152979
                                                                         1.55%                  64,772        6.146956
                                                                         1.60%                  47,109        6.140922
                                                                         1.65%                 155,438        6.134915
                                                                         1.70%                  29,976        6.128895

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                          30,861,069         -34.91%  01/27/00
                                                                           2,595,490         -34.94%  01/27/00
                                                                           8,137,344         -34.97%  01/27/00
                                                                           1,798,366         -35.00%  01/27/00
                                                                             831,995         -35.03%  01/27/00
                                                                             433,659         -35.06%  01/27/00
                                                                           1,865,444         -35.09%  01/27/00
                                                                             207,517         -35.12%  01/27/00
                                                                              66,524         -35.15%  01/27/00
                                                                             660,685         -35.18%  01/27/00
                                                                              82,212         -35.21%  01/27/00
                                                                              50,111         -35.24%  01/27/00
                                                                              77,785         -35.27%  01/27/00
                                                                               1,686         -35.39%  01/27/00
                                                                          40,324,810         -35.05%  01/27/00
                                                                          26,899,817         -35.08%  01/27/00
                                                                           3,522,228         -35.11%  01/27/00
                                                                           5,907,228         -35.14%  01/27/00
                                                                           2,976,251         -35.17%  01/27/00
                                                                           2,228,045         -35.20%  01/27/00
                                                                             877,390         -35.23%  01/27/00
                                                                              65,814         -35.26%  01/27/00
                                                                              82,371         -35.29%  01/27/00
                                                                             595,686         -35.32%  01/27/00
                                                                             305,918         -35.35%  01/27/00
                                                                             329,103         -35.38%  01/27/00
                                                                             366,212         -35.41%  01/27/00
                                                                             132,527         -35.44%  01/27/00
                                                                              82,643         -35.47%  01/27/00
                                                                              85,668         -35.50%  01/27/00
                                                                              35,441         -35.53%  01/27/00
                                                                                 161         -35.56%  01/27/00
                                                                               1,997         -35.59%  01/27/00
                                                                               1,456         -35.62%  01/27/00
                                                                               1,017         -35.65%  01/27/00
                                                                                 425         -35.68%  01/27/00

      Janus AS - International Growth Portfolio - Service Shares
              2001 ..............................................         55,952,268         -24.16%
                                                                          26,646,330         -24.20%
                                                                           3,632,136         -24.24%
                                                                           7,075,195         -24.28%
                                                                           3,367,535         -24.32%
                                                                          39,212,586         -24.35%
                                                                           2,659,674         -24.39%
                                                                           7,257,236         -24.43%
                                                                           2,609,604         -24.47%
                                                                           1,918,643         -24.51%
                                                                             384,365         -24.55%
                                                                           2,401,483         -24.59%
                                                                             398,151         -24.62%
                                                                             289,293         -24.66%
                                                                             953,599         -24.70%
                                                                             183,720         -24.74%

                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         1.75%                  23,969        6.122880
                                                                         1.80%                  81,815        6.116877
                                                                         1.85%                   3,730        6.110859
                                                                         1.90%                       8        6.104844
                                                                         2.00%                     151        6.092844
                                                                         2.05%                     769        6.086848
                                                                         2.20%                   8,303        6.068862
                                                                         2.25%                   1,573        6.062871
                                                                         0.95%  EV***        3,693,116       10.877343
                                                                         1.00%  EV***        2,501,207       10.861143
                                                                         1.05%  EV***          304,128       10.844957
                                                                         1.10%  EV***          611,163       10.828785
                                                                         1.15%  EV***          254,829       10.812641
                                                                         1.20%  EV***          182,196       10.796492
                                                                         1.25%  EV***          161,535       10.780382
                                                                         1.30%  EV***           28,337       10.764275
                                                                         1.35%  EV***           45,327       10.748179
                                                                         1.40%  EV***          132,429       10.732105
                                                                         1.45%  EV***           45,007       10.716046
                                                                         1.50%  EV***           30,152       10.700008
                                                                         1.55%  EV***           57,713       10.683975
                                                                         1.60%  EV***           27,965       10.667972
                                                                         1.65%  EV***           15,936       10.651980
                                                                         1.70%  EV***            4,994       10.635992
                                                                         1.75%  EV***            3,951       10.620037
                                                                         1.80%  EV***            1,168       10.604097
                                                                         1.85%  EV***              863       10.588168
                                                                         1.90%  EV***              132       10.572252
                                                                         1.95%  EV***               23       10.556350
                                                                         2.00%  EV***               36       10.540466
                                                                         2.05%  EV***              157       10.524585
              2000 ..............................................        0.95%               7,884,779        8.200976
                                                                         1.00%               4,584,519        8.197162
                                                                         1.05%                 554,608        8.193350
                                                                         1.10%                 497,855        8.189524
                                                                         1.15%                 251,431        8.185713
                                                                         1.20%               5,319,082        8.181886
                                                                         1.25%                 298,709        8.178071
                                                                         1.30%               2,284,129        8.174255
                                                                         1.35%                 256,927        8.170438
                                                                         1.40%                 106,213        8.166613
                                                                         1.45%                  61,800        8.162793
                                                                         1.50%                 276,666        8.158972
                                                                         1.55%                  25,393        8.155155
                                                                         1.60%                  19,477        8.151333
                                                                         1.65%                  86,294        8.147522
                                                                         1.70%                  15,135        8.143702
                                                                         1.75%                  51,515        8.139885
                                                                         1.80%                  49,861        8.136062
                                                                         1.90%                       7        8.128419
                                                                         0.95%  EV***        3,481,085       14.439886
                                                                         1.00%  EV***        2,332,564       14.425767
                                                                         1.05%  EV***          313,797       14.411653
                                                                         1.10%  EV***          419,099       14.397554
                                                                         1.15%  EV***          226,581       14.383456

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                             146,759         -24.78%
                                                                             500,452         -24.82%
                                                                              22,794         -24.86%
                                                                                  49         -24.90%
                                                                                 920         -24.97%
                                                                               4,681         -25.01%
                                                                              50,390         -25.13%
                                                                               9,537         -25.17%
                                                                          40,171,289         -24.67%
                                                                          27,165,967         -24.71%
                                                                           3,298,255         -24.75%
                                                                           6,618,153         -24.79%
                                                                           2,755,374         -24.83%
                                                                           1,967,078         -24.86%
                                                                           1,741,409         -24.90%
                                                                             305,027         -24.94%
                                                                             487,183         -24.98%
                                                                           1,421,242         -25.02%
                                                                             482,297         -25.06%
                                                                             322,627         -25.10%
                                                                             616,604         -25.13%
                                                                             298,330         -25.17%
                                                                             169,750         -25.21%
                                                                              53,116         -25.25%
                                                                              41,960         -25.29%
                                                                              12,386         -25.33%
                                                                               9,138         -25.37%
                                                                               1,396         -25.40%
                                                                                 243         -25.44%
                                                                                 379         -25.48%
                                                                               1,652         -25.52%
              2000 ..............................................         64,662,883         -17.99%  01/27/00
                                                                          37,580,045         -18.03%  01/27/00
                                                                           4,544,097         -18.07%  01/27/00
                                                                           4,077,195         -18.10%  01/27/00
                                                                           2,058,142         -18.14%  01/27/00
                                                                          43,520,123         -18.18%  01/27/00
                                                                           2,442,863         -18.22%  01/27/00
                                                                          18,671,053         -18.26%  01/27/00
                                                                           2,099,206         -18.30%  01/27/00
                                                                             867,400         -18.33%  01/27/00
                                                                             504,461         -18.37%  01/27/00
                                                                           2,257,310         -18.41%  01/27/00
                                                                             207,084         -18.45%  01/27/00
                                                                             158,764         -18.49%  01/27/00
                                                                             703,082         -18.52%  01/27/00
                                                                             123,255         -18.56%  01/27/00
                                                                             419,326         -18.60%  01/27/00
                                                                             405,672         -18.64%  01/27/00
                                                                                  57         -18.72%  01/27/00
                                                                          50,266,471         -18.21%  01/27/00
                                                                          33,649,025         -18.25%  01/27/00
                                                                           4,522,333         -18.29%  01/27/00
                                                                           6,034,000         -18.33%  01/27/00
                                                                           3,259,018         -18.37%  01/27/00

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         1.20%  EV***          129,993       14.369363
                                                                         1.25%  EV***           98,855       14.355273
                                                                         1.30%  EV***           11,599       14.341204
                                                                         1.35%  EV***           17,844       14.327122
                                                                         1.40%  EV***          101,352       14.313062
                                                                         1.45%  EV***           32,293       14.298996
                                                                         1.50%  EV***           28,746       14.284951
                                                                         1.55%  EV***           24,232       14.270906
                                                                         1.60%  EV***           21,498       14.256879
                                                                         1.65%  EV***           14,610       14.242852
                                                                         1.70%  EV***            7,282       14.228817
                                                                         1.75%  EV***            3,356       14.214801
                                                                         1.80%  EV***              374       14.200799
                                                                         1.85%  EV***              161       14.186795
                                                                         1.90%  EV***              231       14.172799
                                                                         1.95%  EV***               67       14.158803
                                                                         2.00%  EV***               36       14.144816

      Nationwide(R) SAT - Capital Appreciation Fund Class I
              2001 ..............................................        0.95%               9,150,538        7.152671
                                                                         1.00%               5,079,026        7.137655
                                                                         1.05%                 981,588        7.122661
                                                                         1.10%                 507,114        6.624951
                                                                         1.15%                 157,657        6.614069
                                                                         1.20%               1,250,187        6.580071
                                                                         1.25%                 148,142        6.568981
                                                                         1.30%                 416,075        6.557891
                                                                         1.35%                 105,137        6.570618
                                                                         1.40%                  89,146        6.559782
                                                                         1.45%                  37,364        6.548971
                                                                         1.50%                  43,868        6.538172
                                                                         1.55%                  12,075        6.527385
                                                                         1.60%                  11,551        6.516595
                                                                         1.65%                  38,523        6.505832
                                                                         1.70%                   2,747        4.952256
                                                                         1.75%                   6,280        4.945547
                                                                         1.80%                   1,183        4.938830
                                                                         1.85%                     441        4.932123
                                                                         0.95%  EV***          782,262        6.538143
                                                                         1.00%  EV***          674,152        6.527358
                                                                         1.05%  EV***           31,392        6.516593
                                                                         1.10%  EV***           95,975        6.505831
                                                                         1.15%  EV***           19,400        6.495083
                                                                         1.20%  EV***           19,573        6.484348
                                                                         1.25%  EV***           64,125        5.221508
                                                                         1.30%  EV***            3,634        5.213630
                                                                         1.35%  EV***            9,338        5.205775
                                                                         1.40%  EV***           27,027        5.197909
                                                                         1.45%  EV***            3,056        5.190069
                                                                         1.50%  EV***            4,322        5.182224
                                                                         1.55%  EV***           19,251        5.174397
                                                                         1.60%  EV***            9,736        5.166564
                                                                         1.65%  EV***            3,780        5.158761
                                                                         1.70%  EV***            3,912        5.150943

                                                                           CONTRACT            TOTAL
                                                                        OWNERS' EQUITY        RETURN**
                                                                        --------------        --------
                                                                             1,867,917         -18.40%  01/27/00
                                                                             1,419,091         -18.44%  01/27/00
                                                                               166,344         -18.48%  01/27/00
                                                                               255,653         -18.52%  01/27/00
                                                                             1,450,657         -18.56%  01/27/00
                                                                               461,757         -18.59%  01/27/00
                                                                               410,635         -18.63%  01/27/00
                                                                               345,813         -18.67%  01/27/00
                                                                               306,494         -18.71%  01/27/00
                                                                               208,088         -18.75%  01/27/00
                                                                               103,614         -18.79%  01/27/00
                                                                                47,705         -18.82%  01/27/00
                                                                                 5,311         -18.86%  01/27/00
                                                                                 2,284         -18.90%  01/27/00
                                                                                 3,274         -18.94%  01/27/00
                                                                                   949         -18.98%  01/27/00
                                                                                   509         -19.01%  01/27/00

      Nationwide(R) SAT - Capital Appreciation Fund Class I
              2001 ..............................................           65,450,788         -28.82%
                                                                            36,252,335         -28.86%
                                                                             6,991,519         -28.89%
                                                                             3,359,605         -28.93%
                                                                             1,042,754         -28.97%
                                                                             8,226,319         -29.00%
                                                                               973,142         -29.04%
                                                                             2,728,574         -29.08%
                                                                               690,815         -29.11%
                                                                               584,778         -29.15%
                                                                               244,696         -29.18%
                                                                               286,817         -29.22%
                                                                                78,818         -29.26%
                                                                                75,273         -29.29%
                                                                               250,624         -29.33%
                                                                                13,604         -29.37%
                                                                                31,058         -29.40%
                                                                                 5,843         -29.44%
                                                                                 2,175         -29.47%
                                                                             5,114,541         -29.38%
                                                                             4,400,431         -29.41%
                                                                               204,569         -29.45%
                                                                               624,397         -29.49%
                                                                               126,005         -29.52%
                                                                               126,918         -29.56%
                                                                               334,829         -29.59%
                                                                                18,946         -29.63%
                                                                                48,612         -29.67%
                                                                               140,484         -29.70%
                                                                                15,861         -29.74%
                                                                                22,398         -29.78%
                                                                                99,612         -29.81%
                                                                                50,302         -29.85%
                                                                                19,500         -29.88%
                                                                                20,150         -29.92%

                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         1.75%  EV***              110        5.143138
                                                                         1.80%  EV***            2,585        5.135362
                                                                         1.90%  EV***              113        5.119799
              2000 ..............................................        0.95%              11,687,404       10.049026
                                                                         1.00%               6,688,260       10.033034
                                                                         1.05%               1,133,208       10.017067
                                                                         1.10%                 454,667        9.321861
                                                                         1.15%                 180,771        9.311292
                                                                         1.20%               1,262,244        9.268169
                                                                         1.25%                 164,322        9.257262
                                                                         1.30%                 573,406        9.246358
                                                                         1.35%                  73,093        9.269045
                                                                         1.40%                  68,136        9.258498
                                                                         1.45%                  26,761        9.247972
                                                                         1.50%                  48,929        9.237443
                                                                         1.55%                  11,462        9.226923
                                                                         1.65%                  31,847        9.205900
                                                                         1.70%                   2,474        7.011148
                                                                         1.75%                   2,716        7.005239
                                                                         1.80%                   3,523        6.999319
                                                                         0.95%  EV***          492,789        9.257800
                                                                         1.00%  EV***          376,453        9.247271
                                                                         1.05%  EV***           24,653        9.236751
                                                                         1.10%  EV***           45,132        9.226246
                                                                         1.15%  EV***            7,849        9.215746
                                                                         1.20%  EV***           19,498        9.205231
                                                                         1.25%  EV***           28,552        7.416323
                                                                         1.30%  EV***              741        7.408952
                                                                         1.35%  EV***              259        7.401596
                                                                         1.40%  EV***            7,357        7.394235
                                                                         1.45%  EV***            1,779        7.386879
                                                                         1.50%  EV***              259        7.379521
                                                                         1.55%  EV***            1,021        7.372182
                                                                         1.65%  EV***            2,275        7.357505
                                                                         1.70%  EV***              899        7.350153
                                                                         1.80%  EV***              155        7.335508
                                                                         1.90%  EV***              113        7.320856
              1999 ..............................................        0.95%              13,583,638       13.808913
                                                                         1.00%               7,874,195       13.793878
                                                                         1.05%               1,315,909       13.778852
                                                                         1.10%                 359,751       12.829034
                                                                         1.15%                 145,380       12.820934
                                                                         1.20%                 957,194       12.767993
                                                                         1.25%                  82,247       12.759401
                                                                         1.30%                 445,726       12.750810
                                                                         1.35%                  51,632       12.788549
                                                                         1.40%                  46,385       12.780450
                                                                         1.45%                  13,541       12.772360
                                                                         1.50%                  29,399       12.764281
                                                                         1.55%                   6,377       12.756184
                                                                         1.60%                   1,104       12.748099
                                                                         1.65%                  19,671       12.740010
                                                                         1.70%                     110        9.707627
                                                                         1.80%                   3,065        9.701077

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                                 566         -29.96%
                                                                              13,275         -29.99%
                                                                                 579         -30.07%
              2000 ..............................................        117,447,027         -27.23%
                                                                          67,103,540         -27.26%
                                                                          11,351,420         -27.30%
                                                                           4,238,343         -27.34%
                                                                           1,683,212         -27.37%
                                                                          11,698,691         -27.41%
                                                                           1,521,172         -27.45%
                                                                           5,301,917         -27.48%
                                                                             677,502         -27.52%
                                                                             630,837         -27.56%
                                                                             247,485         -27.59%
                                                                             451,979         -27.63%
                                                                             105,759         -27.67%
                                                                             293,180         -27.74%
                                                                              17,346         -27.78%
                                                                              19,026         -27.81%
                                                                              24,659         -27.85%
                                                                           4,562,142         -25.96%  01/21/00
                                                                           3,481,163         -26.00%  01/21/00
                                                                             227,714         -26.03%  01/21/00
                                                                             416,399         -26.07%  01/21/00
                                                                              72,334         -26.10%  01/21/00
                                                                             179,484         -26.14%  01/21/00
                                                                             211,751         -26.17%  01/21/00
                                                                               5,490         -26.21%  01/21/00
                                                                               1,917         -26.24%  01/21/00
                                                                              54,399         -26.28%  01/21/00
                                                                              13,141         -26.32%  01/21/00
                                                                               1,911         -26.35%  01/21/00
                                                                               7,527         -26.39%  01/21/00
                                                                              16,738         -26.46%  01/21/00
                                                                               6,608         -26.49%  01/21/00
                                                                               1,137         -26.56%  01/21/00
                                                                                 827         -26.63%  01/21/00
              1999 ..............................................        187,575,275           3.29%
                                                                         108,615,685           3.23%
                                                                          18,131,715           3.18%
                                                                           4,615,258           3.13%
                                                                           1,863,907           3.08%
                                                                          12,221,446           3.03%
                                                                           1,049,422           2.97%
                                                                           5,683,368           2.92%
                                                                             660,298           2.87%
                                                                             592,821           2.82%
                                                                             172,951           2.77%
                                                                             375,257           2.71%
                                                                              81,346           2.66%
                                                                              14,074           2.61%
                                                                             250,609           2.56%
                                                                               1,068          -2.92%  05/03/99
                                                                              29,734          -2.99%  05/03/99

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
              1998 ..............................................        0.95%               8,932,889       13.369463
                                                                         1.00%               4,786,713       13.361662
                                                                         1.05%                 890,825       13.353842
                                                                         1.10%                  13,141       12.439602
                                                                         1.15%                   3,567       12.438039
                                                                         1.20%                   2,759       12.392954
                                                                         1.25%                     203       12.390885
                                                                         1.35%                      51       12.431774
              1997 ..............................................        0.95%                 150,657       10.385596
                                                                         1.00%                  77,292       10.384765
                                                                         1.05%                  28,321       10.383931

      Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I
              2001 ..............................................        0.95%               3,394,845       14.589867
                                                                         1.00%               1,439,691       14.559258
                                                                         1.05%                 265,789       14.528686
                                                                         1.10%                 330,402       16.298133
                                                                         1.15%                 135,757       16.271356
                                                                         1.20%               1,150,432       16.253946
                                                                         1.25%                 110,269       16.226571
                                                                         1.30%                 265,378       16.199200
                                                                         1.35%                 126,829       16.164624
                                                                         1.40%                 125,887       16.138025
                                                                         1.45%                  12,491       16.111432
                                                                         1.50%                  59,197       16.084876
                                                                         1.55%                  24,180       16.058378
                                                                         1.60%                  21,837       16.031888
                                                                         1.65%                  35,981       16.005443
                                                                         1.70%                   8,549       12.577501
                                                                         1.75%                   5,760       12.560435
                                                                         1.80%                  17,754       12.543420
                                                                         1.85%                   3,130       12.526391
                                                                         1.95%                     324       12.492426
                                                                         2.00%                     100       12.475451
                                                                         2.05%                   9,877       12.458494
                                                                         2.15%                       8       12.424639
                                                                         2.20%                   4,288       12.407725
                                                                         2.25%                   1,478       10.678915
                                                                         0.95%  EV***        1,295,184       16.156322
                                                                         1.00%  EV***          864,969       16.129724
                                                                         1.05%  EV***           73,863       16.103170
                                                                         1.10%  EV***          330,553       16.076657
                                                                         1.15%  EV***          150,978       16.050159
                                                                         1.20%  EV***           57,933       16.023703
                                                                         1.25%  EV***           90,669       12.988722
                                                                         1.30%  EV***           14,477       12.969206
                                                                         1.35%  EV***           23,643       12.949707
                                                                         1.40%  EV***           63,264       12.930207
                                                                         1.45%  EV***           14,252       12.910766
                                                                         1.50%  EV***           16,010       12.891295
                                                                         1.55%  EV***           35,805       12.871877
                                                                         1.60%  EV***           23,348       12.852495
                                                                         1.65%  EV***            3,526       12.833076
                                                                         1.70%  EV***           12,618       12.813721

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
              1998 ..............................................        119,427,929          28.73%
                                                                          63,958,441          28.67%
                                                                          11,895,936          28.60%
                                                                             163,469          24.40%  10/01/98
                                                                              44,366          24.38%  10/01/98
                                                                              34,192          23.93%  09/01/98
                                                                               2,515          23.91%  09/01/98
                                                                                 634          24.32%  10/01/98
              1997 ..............................................          1,564,663           3.86%  11/03/97
                                                                             802,659           3.85%  11/03/97
                                                                             294,083           3.84%  11/03/97

      Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I
              2001 ..............................................         49,530,337          -2.25%
                                                                          20,960,833          -2.30%
                                                                           3,861,565          -2.35%
                                                                           5,384,936          -2.40%
                                                                           2,208,950          -2.45%
                                                                          18,699,060          -2.50%
                                                                           1,789,288          -2.55%
                                                                           4,298,911          -2.60%
                                                                           2,050,143          -2.65%
                                                                           2,031,568          -2.70%
                                                                             201,248          -2.75%
                                                                             952,176          -2.79%
                                                                             388,292          -2.84%
                                                                             350,088          -2.89%
                                                                             575,892          -2.94%
                                                                             107,525          -2.99%
                                                                              72,348          -3.04%
                                                                             222,696          -3.09%
                                                                              39,208          -3.14%
                                                                               4,048          -3.24%
                                                                               1,248          -3.29%
                                                                             123,053          -3.34%
                                                                                  99          -3.44%
                                                                              53,204          -3.49%
                                                                              15,783          -3.54%
                                                                          20,925,410          -2.70%
                                                                          13,951,711          -2.75%
                                                                           1,189,428          -2.80%
                                                                           5,314,187          -2.85%
                                                                           2,423,221          -2.90%
                                                                             928,301          -2.95%
                                                                           1,177,674          -3.00%
                                                                             187,755          -3.05%
                                                                             306,170          -3.10%
                                                                             818,017          -3.15%
                                                                             184,004          -3.19%
                                                                             206,390          -3.24%
                                                                             460,878          -3.29%
                                                                             300,080          -3.34%
                                                                              45,249          -3.39%
                                                                             161,684          -3.44%

                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         1.75%  EV***            1,785       12.794380
                                                                         1.80%  EV***            1,949       12.775041
                                                                         1.85%  EV***            4,114       12.755715
                                                                         1.90%  EV***               77       12.736428
                                                                         1.95%  EV***           10,323       12.717157
                                                                         2.10%  EV***            2,445       12.659454
                                                                         2.20%  EV***               25       12.621076
                                                                         2.25%  EV***              229       12.601913
              2000 ..............................................        0.95%               1,946,949       14.925432
                                                                         1.00%               1,028,703       14.901697
                                                                         1.05%                 211,846       14.877970
                                                                         1.10%                  68,310       16.698444
                                                                         1.15%                  22,166       16.679519
                                                                         1.20%                 721,507       16.670157
                                                                         1.25%                  38,315       16.650563
                                                                         1.30%                 192,526       16.630966
                                                                         1.35%                  36,362       16.603938
                                                                         1.40%                  16,625       16.585077
                                                                         1.45%                   7,090       16.566203
                                                                         1.50%                  15,949       16.547367
                                                                         1.55%                   4,409       16.528554
                                                                         1.60%                     335       16.509731
                                                                         1.65%                   7,992       16.490935
                                                                         1.70%                   3,656       12.965645
                                                                         1.75%                   1,998       12.954698
                                                                         1.80%                   1,823       12.943788
                                                                         0.95%  EV***          589,632       16.604295
                                                                         1.00%  EV***          566,544       16.585430
                                                                         1.05%  EV***           47,830       16.566592
                                                                         1.10%  EV***           63,485       16.547780
                                                                         1.15%  EV***           30,588       16.528970
                                                                         1.20%  EV***           18,778       16.510158
                                                                         1.25%  EV***           14,853       13.389901
                                                                         1.30%  EV***            1,227       13.376641
                                                                         1.35%  EV***            2,516       13.363375
                                                                         1.40%  EV***            5,958       13.350095
                                                                         1.45%  EV***            8,380       13.336857
                                                                         1.50%  EV***            2,237       13.323595
                                                                         1.55%  EV***            1,359       13.310362
                                                                         1.60%  EV***              663       13.297147
                                                                         1.65%  EV***            1,624       13.283898
                                                                         1.70%  EV***              897       13.270679
                                                                         1.75%  EV***            1,955       13.257459
                                                                         1.80%  EV***               70       13.244257
                                                                         1.90%  EV***               77       13.217852
              1999 ..............................................        0.95%                 560,588       13.078919
                                                                         1.00%                 352,598       13.064679
                                                                         1.05%                  89,094       13.050437
                                                                         1.10%                   6,989       14.654661
                                                                         1.15%                     957       14.645409
                                                                         1.20%                  83,112       14.644558
                                                                         1.25%                   3,140       14.634711
                                                                         1.30%                  10,915       14.624858
                                                                         1.35%                   2,985       14.608445
                                                                         1.40%                     871       14.599208

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                              22,838          -3.49%
                                                                              24,899          -3.54%
                                                                              52,477          -3.59%
                                                                                 981          -3.64%
                                                                             131,279          -3.69%
                                                                              30,952          -3.84%
                                                                                 316          -3.94%
                                                                               2,886          -3.99%
              2000 ..............................................         29,059,055          14.12%
                                                                          15,329,420          14.06%
                                                                           3,151,838          14.00%
                                                                           1,140,671          13.95%
                                                                             369,718          13.89%
                                                                          12,027,635          13.83%
                                                                             637,966          13.77%
                                                                           3,201,893          13.72%
                                                                             603,752          13.66%
                                                                             275,727          13.60%
                                                                             117,454          13.55%
                                                                             263,914          13.49%
                                                                              72,874          13.43%
                                                                               5,531          13.37%
                                                                             131,796          13.32%
                                                                              47,402          13.26%
                                                                              25,883          13.20%
                                                                              23,597          13.14%
                                                                           9,790,424          11.71%  01/21/00
                                                                           9,396,376          11.66%  01/21/00
                                                                             792,380          11.60%  01/21/00
                                                                           1,050,536          11.55%  01/21/00
                                                                             505,588          11.50%  01/21/00
                                                                             310,028          11.44%  01/21/00
                                                                             198,880          11.39%  01/21/00
                                                                              16,413          11.34%  01/21/00
                                                                              33,622          11.29%  01/21/00
                                                                              79,540          11.23%  01/21/00
                                                                             111,763          11.18%  01/21/00
                                                                              29,805          11.13%  01/21/00
                                                                              18,089          11.07%  01/21/00
                                                                               8,816          11.02%  01/21/00
                                                                              21,573          10.97%  01/21/00
                                                                              11,904          10.91%  01/21/00
                                                                              25,918          10.86%  01/21/00
                                                                                 927          10.81%  01/21/00
                                                                               1,018          10.70%  01/21/00
              1999 ..............................................          7,331,885          19.77%
                                                                           4,606,580          19.71%
                                                                           1,162,716          19.65%
                                                                             102,421          19.59%
                                                                              14,016          19.53%
                                                                           1,217,139          19.47%
                                                                              45,953          19.41%
                                                                             159,630          19.35%
                                                                              43,606          19.29%
                                                                              12,716          19.23%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         1.50%                     923       14.580726
                                                                         1.55%                   2,028       14.571500
                                                                         1.65%                     120       14.553031
              1998 ..............................................        0.95%                 356,878       10.919701
                                                                         1.00%                 249,626       10.913315
                                                                         1.05%                  55,569       10.906928
                                                                         1.10%                   1,284       12.253848
                                                                         1.15%                      81       12.252304
              1997 ..............................................        0.95%                   8,862        9.949100
                                                                         1.00%                   9,538        9.948304
                                                                         1.05%                   4,625        9.947507

      Nationwide(R) SAT - Federated Equity Income Fund Class I
              2001 ..............................................        0.95%               1,297,710       10.476789
                                                                         1.00%                 898,268       10.454831
                                                                         1.05%                 177,336       10.432880
                                                                         1.10%                  70,024       10.661295
                                                                         1.15%                  99,022       10.643778
                                                                         1.20%                 466,752       10.702140
                                                                         1.25%                  36,735       10.684106
                                                                         1.30%                 115,643       10.666092
                                                                         1.35%                  46,888       10.573946
                                                                         1.40%                  31,542       10.556552
                                                                         1.45%                  12,184       10.539153
                                                                         1.50%                  21,811       10.521790
                                                                         1.55%                   9,144       10.504440
                                                                         1.60%                   7,809       10.487119
                                                                         1.65%                  11,603       10.469799
                                                                         1.70%                   2,846        8.177730
                                                                         1.75%                   2,330        8.166647
                                                                         1.80%                   6,067        8.155563
                                                                         1.85%                     658        8.144524
                                                                         2.05%                   6,356        8.100362
                                                                         2.10%                   3,153        8.089339
                                                                         0.95%  EV***          377,529       10.552428
                                                                         1.00%  EV***          337,795       10.535058
                                                                         1.05%  EV***           75,605       10.517716
                                                                         1.10%  EV***          121,127       10.500390
                                                                         1.15%  EV***           46,387       10.483074
                                                                         1.20%  EV***           29,888       10.465769
                                                                         1.25%  EV***            9,203        8.748134
                                                                         1.30%  EV***            1,666        8.734978
                                                                         1.35%  EV***              981        8.721848
                                                                         1.40%  EV***           12,060        8.708705
                                                                         1.45%  EV***            1,248        8.695580
                                                                         1.50%  EV***            8,251        8.682484
                                                                         1.55%  EV***           22,436        8.669399
                                                                         1.65%  EV***            1,505        8.643243
                                                                         1.75%  EV***              105        8.617159
                                                                         1.80%  EV***               89        8.604129
              2000 ..............................................        0.95%               1,349,271       12.041215
                                                                         1.00%               1,027,331       12.022088
                                                                         1.05%                 195,943       12.002951
                                                                         1.10%                  25,845       12.271980

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                              13,458          19.11%
                                                                              29,551          19.05%
                                                                               1,746          18.93%
              1998 ..............................................          3,897,001           9.76%
                                                                           2,724,247           9.70%
                                                                             606,087           9.64%
                                                                              15,734          22.54%  10/01/98
                                                                                 992          22.52%  10/01/98
              1997 ..............................................             88,169          -0.51%  11/03/97
                                                                              94,887          -0.52%  11/03/97
                                                                              46,007          -0.53%  11/03/97

      Nationwide(R) SAT - Federated Equity Income Fund Class I
              2001 ..............................................         13,595,834         -12.99%
                                                                           9,391,240         -13.04%
                                                                           1,850,125         -13.08%
                                                                             746,547         -13.12%
                                                                           1,053,968         -13.17%
                                                                           4,995,245         -13.21%
                                                                             392,481         -13.26%
                                                                           1,233,459         -13.30%
                                                                             495,791         -13.35%
                                                                             332,975         -13.39%
                                                                             128,409         -13.43%
                                                                             229,491         -13.48%
                                                                              96,053         -13.52%
                                                                              81,894         -13.57%
                                                                             121,481         -13.61%
                                                                              23,274         -13.66%
                                                                              19,028         -13.70%
                                                                              49,480         -13.74%
                                                                               5,359         -13.79%
                                                                              51,486         -13.97%
                                                                              25,506         -14.01%
                                                                           3,983,848         -13.49%
                                                                           3,558,690         -13.53%
                                                                             795,192         -13.58%
                                                                           1,271,881         -13.62%
                                                                             486,278         -13.66%
                                                                             312,801         -13.71%
                                                                              80,509         -13.75%
                                                                              14,552         -13.80%
                                                                               8,556         -13.84%
                                                                             105,027         -13.88%
                                                                              10,852         -13.93%
                                                                              71,639         -13.97%
                                                                             194,507         -14.02%
                                                                              13,008         -14.11%
                                                                                 905         -14.19%
                                                                                 766         -14.24%
              2000 ..............................................         16,246,862         -11.47%
                                                                          12,350,664         -11.51%
                                                                           2,351,894         -11.56%
                                                                             317,169         -11.60%

                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         1.15%                  24,922       12.258057
                                                                         1.20%                 439,625       12.331560
                                                                         1.25%                  21,520       12.317063
                                                                         1.30%                 145,035       12.302565
                                                                         1.35%                  20,896       12.202501
                                                                         1.40%                   7,896       12.188636
                                                                         1.45%                  11,477       12.174767
                                                                         1.50%                  14,725       12.160926
                                                                         1.55%                   2,210       12.147081
                                                                         1.60%                   3,942       12.133258
                                                                         1.65%                  13,049       12.119427
                                                                         1.70%                  50,938        9.471062
                                                                         1.75%                   3,808        9.463069
                                                                         1.80%                      12        9.455077
                                                                         0.95%  EV***          337,971       12.197466
                                                                         1.00%  EV***          303,538       12.183617
                                                                         1.05%  EV***           73,598       12.169785
                                                                         1.10%  EV***           91,737       12.155951
                                                                         1.15%  EV***           34,836       12.142125
                                                                         1.20%  EV***            9,076       12.128301
                                                                         1.25%  EV***           17,979       10.143007
                                                                         1.30%  EV***              480       10.132945
                                                                         1.35%  EV***              474       10.122906
                                                                         1.40%  EV***            8,491       10.112844
                                                                         1.45%  EV***              393       10.102797
                                                                         1.50%  EV***           10,061       10.092770
                                                                         1.55%  EV***            5,842       10.082728
                                                                         1.65%  EV***            1,173       10.062671
                                                                         1.75%  EV***               87       10.042633
                                                                         1.80%  EV***               91       10.032626
              1999 ..............................................        0.95%                 944,848       13.600816
                                                                         1.00%                 740,422       13.586032
                                                                         1.05%                 140,273       13.571227
                                                                         1.10%                   6,744       13.882376
                                                                         1.15%                   2,578       13.873607
                                                                         1.20%                  97,434       13.963829
                                                                         1.25%                   3,768       13.954430
                                                                         1.30%                  26,452       13.945030
                                                                         1.35%                   4,734       13.838584
                                                                         1.40%                   2,220       13.829829
                                                                         1.45%                     230       13.821079
                                                                         1.50%                   3,648       13.812331
                                                                         1.65%                     690       13.786084
                                                                         1.70%                     102       10.778958
                                                                         1.75%                     191       10.775320
              1998 ..............................................        0.95%                 577,515       11.588459
                                                                         1.00%                 445,887       11.581699
                                                                         1.05%                  79,131       11.574924
                                                                         1.10%                      17       11.846282
                                                                         1.15%                      58       11.844786
                                                                         1.20%                   1,552       11.927845
              1997 ..............................................        0.95%                  38,169       10.161693
                                                                         1.00%                  15,095       10.160882
                                                                         1.05%                   5,069       10.160070

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                             305,495         -11.64%
                                                                           5,421,262         -11.69%
                                                                             265,063         -11.73%
                                                                           1,784,303         -11.78%
                                                                             254,983         -11.82%
                                                                              96,241         -11.87%
                                                                             139,730         -11.91%
                                                                             179,070         -11.96%
                                                                              26,845         -12.00%
                                                                              47,829         -12.04%
                                                                             158,146         -12.09%
                                                                             482,437         -12.13%
                                                                              36,035         -12.18%
                                                                                 113         -12.22%
                                                                           4,122,390         -14.11%  01/21/00
                                                                           3,698,191         -14.15%  01/21/00
                                                                             895,672         -14.19%  01/21/00
                                                                           1,115,150         -14.23%  01/21/00
                                                                             422,983         -14.27%  01/21/00
                                                                             110,076         -14.31%  01/21/00
                                                                             182,361         -14.35%  01/21/00
                                                                               4,864         -14.39%  01/21/00
                                                                               4,798         -14.43%  01/21/00
                                                                              85,868         -14.48%  01/21/00
                                                                               3,970         -14.52%  01/21/00
                                                                             101,543         -14.56%  01/21/00
                                                                              58,903         -14.60%  01/21/00
                                                                              11,804         -14.68%  01/21/00
                                                                                 874         -14.76%  01/21/00
                                                                                 913         -14.80%  01/21/00
              1999 ..............................................         12,850,704          17.37%
                                                                          10,059,397          17.31%
                                                                           1,903,677          17.25%
                                                                              93,623          17.19%
                                                                              35,766          17.13%
                                                                           1,360,552          17.07%
                                                                              52,580          17.01%
                                                                             368,874          16.95%
                                                                              65,512          16.89%
                                                                              30,702          16.83%
                                                                               3,179          16.77%
                                                                              50,387          16.71%
                                                                               9,512          16.54%
                                                                               1,099           7.79%  05/03/99
                                                                               2,058           7.75%  05/03/99
              1998 ..............................................          6,692,509          14.04%
                                                                           5,164,129          13.98%
                                                                             915,935          13.93%
                                                                                 201          18.46%  10/01/98
                                                                                 687          18.45%  10/01/98
                                                                              18,512          19.28%  09/01/98
              1997 ..............................................            387,862           1.62%  11/03/97
                                                                             153,379           1.61%  11/03/97
                                                                              51,501           1.60%  11/03/97

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
      Nationwide(R) SAT - Federated High Income Bond Fund Class I
              2001 ..............................................        0.95%               3,208,923       10.258387
                                                                         1.00%               1,501,540       10.236873
                                                                         1.05%                 395,986       10.215382
                                                                         1.10%                 248,997        9.866328
                                                                         1.15%                  98,213        9.850124
                                                                         1.20%               1,368,108       10.044539
                                                                         1.25%                  74,770       10.027593
                                                                         1.30%                 212,284       10.010690
                                                                         1.35%                 242,403        9.785504
                                                                         1.40%                 145,208        9.769394
                                                                         1.45%                  30,858        9.753315
                                                                         1.50%                  64,682        9.737236
                                                                         1.55%                  23,980        9.721174
                                                                         1.60%                   8,502        9.705141
                                                                         1.65%                  24,856        9.689126
                                                                         1.70%                   2,735        8.938092
                                                                         1.75%                   5,979        8.925976
                                                                         1.80%                   6,745        8.913897
                                                                         1.85%                   1,093        8.901799
                                                                         1.95%                     237        8.877656
                                                                         2.05%                   1,014        8.853567
                                                                         2.20%                   3,246        8.817499
                                                                         0.95%  EV***          825,096        9.768707
                                                                         1.00%  EV***          363,188        9.752635
                                                                         1.05%  EV***           66,017        9.736583
                                                                         1.10%  EV***          224,336        9.720523
                                                                         1.15%  EV***           74,547        9.704496
                                                                         1.20%  EV***           55,812        9.688491
                                                                         1.25%  EV***           38,556        9.338215
                                                                         1.30%  EV***           33,006        9.324183
                                                                         1.35%  EV***            3,175        9.310147
                                                                         1.40%  EV***           37,521        9.296130
                                                                         1.45%  EV***           14,212        9.282134
                                                                         1.50%  EV***            3,750        9.268144
                                                                         1.55%  EV***           21,811        9.254189
                                                                         1.60%  EV***           15,737        9.240228
                                                                         1.65%  EV***            2,393        9.226284
                                                                         1.70%  EV***           11,655        9.212355
                                                                         1.75%  EV***              307        9.198433
                                                                         1.85%  EV***              478        9.170645
                                                                         2.10%  EV***              439        9.101420
              2000 ..............................................        0.95%               2,338,128        9.938283
                                                                         1.00%               1,480,361        9.922475
                                                                         1.05%                 458,389        9.906674
                                                                         1.10%                  36,518        9.573036
                                                                         1.15%                  20,663        9.562175
                                                                         1.20%                 487,952        9.755865
                                                                         1.25%                  23,638        9.744373
                                                                         1.30%                 137,722        9.732895
                                                                         1.35%                  38,690        9.518824
                                                                         1.40%                  15,984        9.507993
                                                                         1.45%                   3,331        9.497186
                                                                         1.50%                  19,650        9.486372

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
      Nationwide(R) SAT - Federated High Income Bond Fund Class I
              2001 ..............................................         32,918,374           3.22%
                                                                          15,371,074           3.17%
                                                                           4,045,148           3.12%
                                                                           2,456,686           3.06%
                                                                             967,410           3.01%
                                                                          13,742,014           2.96%
                                                                             749,763           2.91%
                                                                           2,125,109           2.85%
                                                                           2,372,036           2.80%
                                                                           1,418,594           2.75%
                                                                             300,968           2.70%
                                                                             629,824           2.64%
                                                                             233,114           2.59%
                                                                              82,513           2.54%
                                                                             240,833           2.49%
                                                                              24,446           2.43%
                                                                              53,368           2.38%
                                                                              60,124           2.33%
                                                                               9,730           2.28%
                                                                               2,104           2.17%
                                                                               8,978           2.07%
                                                                              28,622           1.91%
                                                                           8,060,121           2.74%
                                                                           3,542,040           2.69%
                                                                             642,780           2.64%
                                                                           2,180,663           2.58%
                                                                             723,441           2.53%
                                                                             540,734           2.48%
                                                                             360,044           2.43%
                                                                             307,754           2.37%
                                                                              29,560           2.32%
                                                                             348,800           2.27%
                                                                             131,918           2.22%
                                                                              34,756           2.16%
                                                                             201,843           2.11%
                                                                             145,413           2.06%
                                                                              22,078           2.01%
                                                                             107,370           1.95%
                                                                               2,824           1.90%
                                                                               4,384           1.80%
                                                                               3,996           1.53%
              2000 ..............................................         23,236,978          -9.14%
                                                                          14,688,845          -9.19%
                                                                           4,541,110          -9.23%
                                                                             349,588          -9.28%
                                                                             197,583          -9.33%
                                                                           4,760,394          -9.37%
                                                                             230,337          -9.42%
                                                                           1,340,434          -9.46%
                                                                             368,283          -9.51%
                                                                             151,976          -9.55%
                                                                              31,635          -9.60%
                                                                             186,407          -9.65%

                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         1.55%                   3,616        9.475563
                                                                         1.60%                     596        9.464778
                                                                         1.65%                   3,734        9.453988
                                                                         1.70%                     258        8.725646
                                                                         1.75%                   1,655        8.718281
                                                                         1.80%                     789        8.710943
                                                                         0.95%  EV***          281,342        9.508186
                                                                         1.00%  EV***          103,771        9.497374
                                                                         1.05%  EV***           41,890        9.486588
                                                                         1.10%  EV***           45,488        9.475782
                                                                         1.15%  EV***           33,224        9.464990
                                                                         1.20%  EV***           13,700        9.454222
                                                                         1.25%  EV***            4,991        9.117076
                                                                         1.30%  EV***              683        9.108029
                                                                         1.35%  EV***              768        9.098990
                                                                         1.40%  EV***            5,547        9.089938
                                                                         1.45%  EV***            3,041        9.080912
                                                                         1.50%  EV***              481        9.071884
                                                                         1.55%  EV***              572        9.062865
                                                                         1.65%  EV***              399        9.044819
                                                                         1.80%  EV***              230        9.017797
              1999 ..............................................        0.95%               2,224,331       10.938415
                                                                         1.00%               1,500,846       10.926498
                                                                         1.05%                 465,883       10.914588
                                                                         1.10%                  11,623       10.552305
                                                                         1.15%                   1,386       10.545637
                                                                         1.20%                 213,204       10.764664
                                                                         1.25%                  12,430       10.757403
                                                                         1.30%                 116,333       10.750149
                                                                         1.35%                  16,103       10.519004
                                                                         1.40%                   2,864       10.512337
                                                                         1.45%                   2,283       10.505688
                                                                         1.50%                   6,368       10.499020
                                                                         1.55%                     327       10.492359
                                                                         1.60%                     131       10.485712
                                                                         1.65%                   1,098       10.479056
              1998 ..............................................        0.95%               1,365,905       10.701912
                                                                         1.00%               1,071,196       10.695657
                                                                         1.05%                 365,757       10.689393
                                                                         1.10%                      85       10.339812
                                                                         1.15%                       2       10.338506
                                                                         1.20%                   1,173       10.558563
                                                                         1.25%                     151       10.556787
              1997 ..............................................        0.95%                  48,707       10.212505
                                                                         1.00%                  23,079       10.211688
                                                                         1.05%                  17,715       10.210867

      Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I

              2001 ..............................................        0.95%                 123,737        8.162972
                                                                         1.00%                  78,434        8.157826
                                                                         1.05%                  14,775        8.152672
                                                                         1.10%                  17,341        8.147532
                                                                         1.15%                  16,659        8.142380
                                                                         1.20%                 116,209        8.137235
                                                                         1.25%                   4,644        8.132085
                                                                         1.30%                  16,936        8.126945

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                              34,264          -9.69%
                                                                               5,641          -9.74%
                                                                              35,301          -9.78%
                                                                               2,251          -9.83%
                                                                              14,429          -9.87%
                                                                               6,873          -9.92%
                                                                           2,675,052          -8.24%  01/21/00
                                                                             985,552          -8.28%  01/21/00
                                                                             397,393          -8.32%  01/21/00
                                                                             431,034          -8.37%  01/21/00
                                                                             314,465          -8.41%  01/21/00
                                                                             129,523          -8.46%  01/21/00
                                                                              45,503          -8.50%  01/21/00
                                                                               6,221          -8.54%  01/21/00
                                                                               6,988          -8.59%  01/21/00
                                                                              50,422          -8.63%  01/21/00
                                                                              27,615          -8.67%  01/21/00
                                                                               4,364          -8.72%  01/21/00
                                                                               5,184          -8.76%  01/21/00
                                                                               3,609          -8.85%  01/21/00
                                                                               2,074          -8.98%  01/21/00
              1999 ..............................................         24,330,656           2.21%
                                                                          16,398,991           2.16%
                                                                           5,084,921           2.11%
                                                                             122,649           2.06%
                                                                              14,616           2.00%
                                                                           2,295,069           1.95%
                                                                             133,715           1.90%
                                                                           1,250,597           1.85%
                                                                             169,388           1.80%
                                                                              30,107           1.75%
                                                                              23,984           1.69%
                                                                              66,858           1.64%
                                                                               3,431           1.59%
                                                                               1,374           1.54%
                                                                              11,506           1.49%
              1998 ..............................................         14,617,795           4.79%
                                                                          11,457,145           4.74%
                                                                           3,909,720           4.69%
                                                                                 879           3.40%  10/01/98
                                                                                  21           3.39%  10/01/98
                                                                              12,385           5.59%  09/01/98
                                                                               1,594           5.57%  09/01/98
              1997 ..............................................            497,420           2.13%  11/03/97
                                                                             235,676           2.12%  11/03/97
                                                                             180,886           2.11%  11/03/97

      Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I

              2001 ..............................................          1,010,062          -6.09%
                                                                             639,851          -6.14%
                                                                             120,456          -6.18%
                                                                             141,286          -6.23%
                                                                             135,644          -6.28%
                                                                             945,620          -6.33%
                                                                              37,765          -6.38%
                                                                             137,638          -6.42%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         1.35%                  42,287        8.121795
                                                                         1.40%                   5,193        8.116661
                                                                         1.45%                     133        8.111518
                                                                         1.50%                     307        8.106355
                                                                         1.55%                   1,040        8.101230
                                                                         1.65%                   3,691        8.090952
                                                                         1.70%                     279        8.085801
                                                                         1.75%                   3,847        8.080662
                                                                         1.80%                     932        8.075525
                                                                         0.95%  EV***          184,804        6.981526
                                                                         1.00%  EV***           13,986        6.976785
                                                                         1.05%  EV***            2,615        6.972040
                                                                         1.10%  EV***           21,836        6.967300
                                                                         1.15%  EV***            3,818        6.962569
                                                                         1.20%  EV***            3,933        6.957837
                                                                         1.25%  EV***            1,573        6.953093
                                                                         1.30%  EV***               81        6.948357
                                                                         1.35%  EV***            1,739        6.943615
                                                                         1.40%  EV***            5,258        6.938878
                                                                         1.45%  EV***              209        6.934144
                                                                         1.55%  EV***            1,847        6.924678
                                                                         1.60%  EV***              151        6.919948
                                                                         1.65%  EV***              488        6.915216
                                                                         1.85%  EV***                6        6.896297
              2000 ..............................................        0.95%                   4,777        8.692251
                                                                         1.00%                   1,886        8.691194
                                                                         1.20%                   1,816        8.686950
                                                                         1.30%                     194        8.684823
                                                                         0.95%  EV***            3,923        7.479489
                                                                         1.40%  EV***               20        7.468170

      Nationwide(R) SAT - Gartmore Global Technology & Communications Fund Class I
              2001 ..............................................        0.95%                 654,385        3.405832
                                                                         1.00%                 364,960        3.403675
                                                                         1.05%                  15,325        3.401525
                                                                         1.10%                 128,956        3.399372
                                                                         1.15%                  37,254        3.397209
                                                                         1.20%                 510,277        3.395066
                                                                         1.25%                  20,063        3.392912
                                                                         1.30%                  19,639        3.390760
                                                                         1.35%                   7,874        3.388600
                                                                         1.40%                  14,151        3.386452
                                                                         1.45%                   7,933        3.384294
                                                                         1.50%                  15,431        3.382136
                                                                         1.55%                  22,181        3.379992
                                                                         1.60%                   9,141        3.377839
                                                                         1.65%                   1,110        3.375688
                                                                         1.70%                   1,508        3.373545
                                                                         1.75%                   1,508        3.371381
                                                                         1.80%                   6,020        3.369237
                                                                         1.85%                   3,910        3.367087
                                                                         1.90%                   5,139        3.364948
                                                                         2.05%                     392        3.358489
                                                                         2.20%                   1,961        3.352039

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                             343,446          -6.47%
                                                                              42,150          -6.52%
                                                                               1,079          -6.57%
                                                                               2,489          -6.61%
                                                                               8,425          -6.66%
                                                                              29,864          -6.76%
                                                                               2,256          -6.81%
                                                                              31,086          -6.85%
                                                                               7,526          -6.90%
                                                                           1,290,214          -6.66%
                                                                              97,577          -6.71%
                                                                              18,232          -6.75%
                                                                             152,138          -6.80%
                                                                              26,583          -6.85%
                                                                              27,365          -6.90%
                                                                              10,937          -6.94%
                                                                                 563          -6.99%
                                                                              12,075          -7.04%
                                                                              36,485          -7.09%
                                                                               1,449          -7.14%
                                                                              12,790          -7.23%
                                                                               1,045          -7.28%
                                                                               3,375          -7.33%
                                                                                  41          -7.52%
              2000 ..............................................             41,523         -13.08%  10/02/00
                                                                              16,392         -13.09%  10/02/00
                                                                              15,776         -13.13%  10/02/00
                                                                               1,685         -13.15%  10/02/00
                                                                              29,342         -13.20%  10/02/00
                                                                                 149         -13.29%  10/02/00

      Nationwide(R) SAT - Gartmore Global Technology & Communications Fund Class I
              2001 ..............................................          2,228,725         -43.27%
                                                                           1,242,205         -43.30%
                                                                              52,128         -43.33%
                                                                             438,369         -43.36%
                                                                             126,560         -43.39%
                                                                           1,732,424         -43.42%
                                                                              68,072         -43.45%
                                                                              66,591         -43.47%
                                                                              26,682         -43.50%
                                                                              47,922         -43.53%
                                                                              26,848         -43.56%
                                                                              52,190         -43.59%
                                                                              74,972         -43.62%
                                                                              30,877         -43.65%
                                                                               3,747         -43.68%
                                                                               5,087         -43.71%
                                                                               5,084         -43.73%
                                                                              20,283         -43.76%
                                                                              13,165         -43.79%
                                                                              17,292         -43.82%
                                                                               1,317         -43.91%
                                                                               6,573         -44.00%

                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         0.95%  EV***          262,393        4.185202
                                                                         1.00%  EV***          175,123        4.181985
                                                                         1.05%  EV***           13,488        4.178778
                                                                         1.10%  EV***          137,442        4.175577
                                                                         1.15%  EV***           27,851        4.172358
                                                                         1.20%  EV***           15,211        4.169155
                                                                         1.25%  EV***           10,581        4.165953
                                                                         1.30%  EV***            2,809        4.162740
                                                                         1.35%  EV***            1,257        4.159542
                                                                         1.40%  EV***            9,745        4.156337
                                                                         1.45%  EV***              308        4.153140
                                                                         1.50%  EV***              196        4.149924
                                                                         1.55%  EV***            6,228        4.146730
                                                                         1.60%  EV***            3,901        4.143522
                                                                         1.65%  EV***            4,701        4.140320
                                                                         1.70%  EV***              988        4.137123
                                                                         1.75%  EV***               68        4.133933
              2000 ..............................................        0.95%                 273,699        6.003728
                                                                         1.00%                 265,717        6.002991
                                                                         1.05%                   1,607        6.002258
                                                                         1.10%                  22,419        6.001519
                                                                         1.15%                   8,135        6.000784
                                                                         1.20%                  53,499        6.000048
                                                                         1.25%                   3,541        5.999315
                                                                         1.30%                   9,572        5.998573
                                                                         1.35%                      44        5.997839
                                                                         1.40%                   2,291        5.997100
                                                                         1.45%                   6,270        5.996363
                                                                         1.50%                   8,691        5.995625
                                                                         1.55%                  10,845        5.994889
                                                                         0.95%  EV***          150,096        7.452322
                                                                         1.00%  EV***           41,154        7.450445
                                                                         1.05%  EV***            8,273        7.448563
                                                                         1.10%  EV***            2,167        7.446685
                                                                         1.15%  EV***            2,841        7.444802
                                                                         1.20%  EV***            1,064        7.442921
                                                                         1.25%  EV***              616        7.441041
                                                                         1.35%  EV***              190        7.437274
                                                                         1.40%  EV***               24        7.435396
                                                                         1.70%  EV***              324        7.424084

      Nationwide(R) SAT - Gartmore International Growth Fund Class I
              2001 ..............................................        0.95%                  69,796        6.521536
                                                                         1.00%                  11,675        6.517435
                                                                         1.05%                   5,745        6.513326
                                                                         1.10%                   4,974        6.509205
                                                                         1.15%                   6,746        6.505103
                                                                         1.20%                  38,648        6.500996
                                                                         1.25%                   3,549        6.496891
                                                                         1.30%                   6,863        6.492772
                                                                         1.35%                   4,532        6.488671
                                                                         1.40%                   4,333        6.484565
                                                                         1.45%                     636        6.480453
                                                                         1.55%                     929        6.472249
                                                                         1.65%                     329        6.464037
                                                                         1.70%                     177        6.459936

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                           1,098,168         -43.84%
                                                                             732,362         -43.87%
                                                                              56,363         -43.90%
                                                                             573,900         -43.93%
                                                                             116,204         -43.96%
                                                                              63,417         -43.98%
                                                                              44,080         -44.01%
                                                                              11,693         -44.04%
                                                                               5,229         -44.07%
                                                                              40,504         -44.10%
                                                                               1,279         -44.13%
                                                                                 813         -44.16%
                                                                              25,826         -44.19%
                                                                              16,164         -44.22%
                                                                              19,464         -44.25%
                                                                               4,087         -44.27%
                                                                                 281         -44.30%
              2000 ..............................................          1,643,214         -39.96%  10/02/00
                                                                           1,595,097         -39.97%  10/02/00
                                                                               9,646         -39.98%  10/02/00
                                                                             134,548         -39.98%  10/02/00
                                                                              48,816         -39.99%  10/02/00
                                                                             320,997         -40.00%  10/02/00
                                                                              21,244         -40.01%  10/02/00
                                                                              57,418         -40.01%  10/02/00
                                                                                 264         -40.02%  10/02/00
                                                                              13,739         -40.03%  10/02/00
                                                                              37,597         -40.04%  10/02/00
                                                                              52,108         -40.04%  10/02/00
                                                                              65,015         -40.05%  10/02/00
                                                                           1,118,564         -40.03%  10/02/00
                                                                             306,616         -40.04%  10/02/00
                                                                              61,622         -40.05%  10/02/00
                                                                              16,137         -40.05%  10/02/00
                                                                              21,151         -40.06%  10/02/00
                                                                               7,919         -40.07%  10/02/00
                                                                               4,584         -40.08%  10/02/00
                                                                               1,413         -40.09%  10/02/00
                                                                                 178         -40.10%  10/02/00
                                                                               2,405         -40.14%  10/02/00

      Nationwide(R) SAT - Gartmore International Growth Fund Class I
              2001 ..............................................            455,177         -29.33%
                                                                              76,091         -29.37%
                                                                              37,419         -29.40%
                                                                              32,377         -29.44%
                                                                              43,883         -29.48%
                                                                             251,250         -29.51%
                                                                              23,057         -29.55%
                                                                              44,560         -29.58%
                                                                              29,407         -29.62%
                                                                              28,098         -29.66%
                                                                               4,122         -29.69%
                                                                               6,013         -29.76%
                                                                               2,127         -29.84%
                                                                               1,143         -29.87%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         1.85%                   2,180        6.447625
                                                                         1.90%                   1,074        6.443529
                                                                         0.95%  EV***           46,487        6.030684
                                                                         1.00%  EV***            2,065        6.026587
                                                                         1.10%  EV***           11,619        6.018405
                                                                         1.15%  EV***            9,445        6.014303
                                                                         1.20%  EV***            1,269        6.010220
                                                                         1.25%  EV***           12,492        6.006121
                                                                         1.35%  EV***              237        5.997953
                                                                         1.40%  EV***            2,884        5.993869
                                                                         1.45%  EV***            1,413        5.989779
                                                                         1.65%  EV***               28        5.973433
              2000 ..............................................        0.95%                  21,032        9.228501
                                                                         1.00%                  11,687        9.227382
                                                                         1.05%                   1,924        9.226253
                                                                         1.10%                     750        9.225133
                                                                         1.15%                     246        9.224008
                                                                         1.20%                   4,952        9.222891
                                                                         1.25%                      84        9.221767
                                                                         1.35%                     329        9.219512
                                                                         1.45%                     302        9.217263
                                                                         0.95%  EV***            2,317        8.588399
                                                                         1.00%  EV***              248        8.586962
                                                                         1.40%  EV***               31        8.575444

      Nationwide(R) SAT - Government Bond Fund Class I
              2001 ..............................................        0.95%              16,770,095       12.533031
                                                                         1.00%               9,235,396       12.506739
                                                                         1.05%               1,960,456       12.480491
                                                                         1.10%               1,733,833       11.234737
                                                                         1.15%                 858,514       11.216307
                                                                         1.20%               5,605,854       11.565612
                                                                         1.25%                 458,047       11.546116
                                                                         1.30%               1,402,120       11.526653
                                                                         1.35%                 767,886       11.142753
                                                                         1.40%                 626,774       11.124403
                                                                         1.45%                  80,492       11.106073
                                                                         1.50%                 220,475       11.087778
                                                                         1.55%                 127,849       11.069522
                                                                         1.60%                  79,081       11.051278
                                                                         1.65%                 114,169       11.033039
                                                                         1.70%                  27,600       11.354552
                                                                         1.75%                  13,560       11.339175
                                                                         1.80%                  54,171       11.323824
                                                                         1.85%                   7,449       11.308475
                                                                         1.90%                   5,587       11.293161
                                                                         1.95%                      72       11.277822
                                                                         2.00%                   4,290       11.262532
                                                                         2.05%                   6,254       11.247230
                                                                         2.10%                   3,379       11.231951
                                                                         2.15%                       9       11.216684
                                                                         2.20%                  10,795       11.201435
                                                                         2.25%                   4,996       11.591446

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                              14,056         -29.98%
                                                                               6,920         -30.02%
                                                                             280,348         -29.78%
                                                                              12,445         -29.82%
                                                                              69,928         -29.89%
                                                                              56,805         -29.92%
                                                                               7,627         -29.96%
                                                                              75,028         -30.00%
                                                                               1,422         -30.07%
                                                                              17,286         -30.10%
                                                                               8,464         -30.14%
                                                                                 167         -30.28%
              2000 ..............................................            194,094          -7.71%  10/02/00
                                                                             107,840          -7.73%  10/02/00
                                                                              17,751          -7.74%  10/02/00
                                                                               6,919          -7.75%  10/02/00
                                                                               2,269          -7.76%  10/02/00
                                                                              45,672          -7.77%  10/02/00
                                                                                 775          -7.78%  10/02/00
                                                                               3,033          -7.80%  10/02/00
                                                                               2,784          -7.83%  10/02/00
                                                                              19,899          -7.83%  10/02/00
                                                                               2,130          -7.84%  10/02/00
                                                                                 266          -7.93%  10/02/00

      Nationwide(R) SAT - Government Bond Fund Class I
              2001 ..............................................        210,180,121           6.23%
                                                                         115,504,687           6.18%
                                                                          24,467,453           6.12%
                                                                          19,479,158           6.07%
                                                                           9,629,357           6.01%
                                                                          64,835,132           5.96%
                                                                           5,288,664           5.91%
                                                                          16,161,751           5.85%
                                                                           8,556,364           5.80%
                                                                           6,972,487           5.75%
                                                                             893,950           5.69%
                                                                           2,444,578           5.64%
                                                                           1,415,227           5.58%
                                                                             873,946           5.53%
                                                                           1,259,631           5.48%
                                                                             313,386           5.42%
                                                                             153,759           5.37%
                                                                             613,423           5.31%
                                                                              84,237           5.26%
                                                                              63,095           5.21%
                                                                                 812           5.15%
                                                                              48,316           5.10%
                                                                              70,340           5.04%
                                                                              37,953           4.99%
                                                                                 101           4.94%
                                                                             120,919           4.88%
                                                                              57,911           4.83%

                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         0.95%  EV***        5,089,673       11.131269
                                                                         1.00%  EV***        2,286,581       11.112947
                                                                         1.05%  EV***          346,425       11.094647
                                                                         1.10%  EV***        1,805,553       11.076389
                                                                         1.15%  EV***          386,044       11.058135
                                                                         1.20%  EV***          250,158       11.039907
                                                                         1.25%  EV***          288,440       11.210947
                                                                         1.30%  EV***           56,719       11.194098
                                                                         1.35%  EV***          248,385       11.177254
                                                                         1.40%  EV***          154,157       11.160442
                                                                         1.45%  EV***           22,432       11.143665
                                                                         1.50%  EV***           55,775       11.126885
                                                                         1.55%  EV***          139,997       11.110116
                                                                         1.60%  EV***           36,789       11.093383
                                                                         1.65%  EV***           14,274       11.076652
                                                                         1.70%  EV***           36,954       11.059948
                                                                         1.75%  EV***               39       11.043255
                                                                         1.80%  EV***            4,522       11.026576
                                                                         1.85%  EV***           13,128       11.009914
                                                                         1.95%  EV***           18,608       10.976634
                                                                         2.00%  EV***            2,433       10.960025
                                                                         2.10%  EV***            5,503       10.926865
                                                                         2.20%  EV***               54       10.893745
              2000 ..............................................        0.95%              12,064,797       11.797971
                                                                         1.00%               7,809,275       11.779202
                                                                         1.05%               1,786,299       11.760452
                                                                         1.10%                 349,839       10.591943
                                                                         1.15%                 127,474       10.579941
                                                                         1.20%               3,435,916       10.914977
                                                                         1.25%                 155,866       10.902126
                                                                         1.30%               1,050,041       10.889287
                                                                         1.35%                 118,561       10.531983
                                                                         1.40%                  59,851       10.519995
                                                                         1.45%                  47,475       10.508016
                                                                         1.50%                  82,724       10.496056
                                                                         1.55%                   6,012       10.484119
                                                                         1.60%                   1,254       10.472185
                                                                         1.65%                  37,365       10.460250
                                                                         1.70%                   2,908       10.770572
                                                                         1.75%                   7,540       10.761486
                                                                         1.80%                   2,594       10.752417
                                                                         0.95%  EV***        1,521,796       10.521193
                                                                         1.00%  EV***          871,783       10.509221
                                                                         1.05%  EV***          177,392       10.497270
                                                                         1.10%  EV***          179,761       10.485342
                                                                         1.15%  EV***           40,052       10.473415
                                                                         1.20%  EV***           43,110       10.461478
                                                                         1.25%  EV***           28,877       10.628978
                                                                         1.30%  EV***            3,614       10.618443
                                                                         1.35%  EV***            1,274       10.607887
                                                                         1.40%  EV***           17,109       10.597350
                                                                         1.45%  EV***            9,617       10.586836
                                                                         1.50%  EV***           26,795       10.576306
                                                                         1.55%  EV***              678       10.565781
                                                                         1.60%  EV***            6,132       10.555277

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                          56,654,519           5.80%
                                                                          25,410,653           5.74%
                                                                           3,843,463           5.69%
                                                                          19,999,007           5.64%
                                                                           4,268,927           5.58%
                                                                           2,761,721           5.53%
                                                                           3,233,686           5.48%
                                                                             634,918           5.42%
                                                                           2,776,262           5.37%
                                                                           1,720,460           5.31%
                                                                             249,975           5.26%
                                                                             620,602           5.21%
                                                                           1,555,383           5.15%
                                                                             408,114           5.10%
                                                                             158,108           5.04%
                                                                             408,709           4.99%
                                                                                 431           4.94%
                                                                              49,862           4.88%
                                                                             144,538           4.83%
                                                                             204,253           4.72%
                                                                              26,666           4.67%
                                                                              60,131           4.56%
                                                                                 588           4.45%
              2000 ..............................................        142,340,125          11.48%
                                                                          91,987,028          11.42%
                                                                          21,007,684          11.36%
                                                                           3,705,475          11.31%
                                                                           1,348,667          11.25%
                                                                          37,502,944          11.20%
                                                                           1,699,271          11.14%
                                                                          11,434,198          11.08%
                                                                           1,248,682          11.03%
                                                                             629,632          10.97%
                                                                             498,868          10.92%
                                                                             868,276          10.86%
                                                                              63,031          10.80%
                                                                              13,132          10.75%
                                                                             390,847          10.69%
                                                                              31,321          10.64%
                                                                              81,142          10.58%
                                                                              27,892          10.52%
                                                                          16,011,109          11.49%  01/21/00
                                                                           9,161,760          11.44%  01/21/00
                                                                           1,862,132          11.39%  01/21/00
                                                                           1,884,856          11.33%  01/21/00
                                                                             419,481          11.28%  01/21/00
                                                                             450,994          11.23%  01/21/00
                                                                             306,933          11.18%  01/21/00
                                                                              38,375          11.12%  01/21/00
                                                                              13,514          11.07%  01/21/00
                                                                             181,310          11.02%  01/21/00
                                                                             101,814          10.96%  01/21/00
                                                                             283,392          10.91%  01/21/00
                                                                               7,164          10.86%  01/21/00
                                                                              64,725          10.80%  01/21/00

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         1.65%  EV***            5,047       10.544757
                                                                         1.70%  EV***               20       10.534255
                                                                         1.80%  EV***              114       10.513271
              1999 ..............................................        0.95%              11,671,094       10.583479
                                                                         1.00%               7,241,560       10.571951
                                                                         1.05%               1,537,796       10.560422
                                                                         1.10%                 202,292        9.515930
                                                                         1.15%                  86,611        9.509925
                                                                         1.20%               1,495,446        9.816007
                                                                         1.25%                  77,610        9.809384
                                                                         1.30%                 568,543        9.802780
                                                                         1.35%                 110,557        9.485894
                                                                         1.40%                   8,066        9.479885
                                                                         1.45%                  28,000        9.473867
                                                                         1.50%                  15,913        9.467860
                                                                         1.55%                     565        9.461864
                                                                         1.60%                     213        9.455873
                                                                         1.65%                  10,206        9.449856
                                                                         1.75%                     235        9.731842
              1998 ..............................................        0.95%               6,839,695       10.941842
                                                                         1.00%               4,551,673       10.935440
                                                                         1.05%               1,003,911       10.929045
                                                                         1.10%                  10,119        9.853072
                                                                         1.15%                   2,542        9.851828
                                                                         1.20%                   1,182       10.174058
                                                                         1.25%                   1,595       10.172348
                                                                         1.30%                     144       10.170644
              1997 ..............................................        0.95%                 205,716       10.143182
                                                                         1.00%                  67,191       10.142367
                                                                         1.05%                  39,631       10.141552

      Nationwide(R) SAT - J.P. Morgan NSAT Balanced Fund Class I
              2001 ..............................................        0.95%               4,716,220       10.202856
                                                                         1.00%               2,416,227       10.181439
                                                                         1.05%                 512,399       10.160077
                                                                         1.10%                 424,888       10.000553
                                                                         1.15%                 130,446        9.984133
                                                                         1.20%               1,336,075       10.059016
                                                                         1.25%                 154,381       10.042076
                                                                         1.30%                 304,453       10.025137
                                                                         1.35%                 147,156        9.918634
                                                                         1.40%                 164,034        9.902320
                                                                         1.45%                  10,601        9.886012
                                                                         1.50%                  49,262        9.869728
                                                                         1.55%                  24,071        9.853445
                                                                         1.60%                  14,726        9.837192
                                                                         1.65%                  27,536        9.820962
                                                                         1.70%                     765        8.794081
                                                                         1.75%                   7,153        8.782156
                                                                         1.80%                  14,037        8.770271
                                                                         1.85%                   7,578        8.758381
                                                                         2.05%                   1,435        8.710921
                                                                         2.10%                   2,937        8.699077
                                                                         2.20%                     784        8.675437

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                              53,219          10.75%  01/21/00
                                                                                 211          10.70%  01/21/00
                                                                               1,199          10.59%  01/21/00
              1999 ..............................................        123,520,778          -3.28%
                                                                          76,557,417          -3.32%
                                                                          16,239,775          -3.37%
                                                                           1,924,997          -3.42%
                                                                             823,664          -3.47%
                                                                          14,679,308          -3.52%
                                                                             761,306          -3.57%
                                                                           5,573,302          -3.62%
                                                                           1,048,732          -3.67%
                                                                              76,465          -3.71%
                                                                             265,268          -3.76%
                                                                             150,662          -3.81%
                                                                               5,346          -3.86%
                                                                               2,014          -3.91%
                                                                              96,445          -3.96%
                                                                               2,287          -2.68%  05/03/99
              1998 ..............................................         74,838,862           7.87%
                                                                          49,774,547           7.82%
                                                                          10,971,788           7.77%
                                                                              99,703          -1.47%  10/01/98
                                                                              25,043          -1.48%  10/01/98
                                                                              12,026           1.74%  09/01/98
                                                                              16,225           1.72%  09/01/98
                                                                               1,465           1.71%  09/01/98
              1997 ..............................................          2,086,615           1.43%  11/03/97
                                                                             681,476           1.42%  11/03/97
                                                                             401,920           1.42%  11/03/97

      Nationwide(R) SAT - J.P. Morgan NSAT Balanced Fund Class I
              2001 ..............................................         48,118,914          -4.59%
                                                                          24,600,668          -4.64%
                                                                           5,206,013          -4.69%
                                                                           4,249,115          -4.74%
                                                                           1,302,390          -4.79%
                                                                          13,439,600          -4.84%
                                                                           1,550,306          -4.89%
                                                                           3,052,183          -4.93%
                                                                           1,459,587          -4.98%
                                                                           1,624,317          -5.03%
                                                                             104,802          -5.08%
                                                                             486,203          -5.13%
                                                                             237,182          -5.18%
                                                                             144,862          -5.22%
                                                                             270,430          -5.27%
                                                                               6,727          -5.32%
                                                                              62,819          -5.37%
                                                                             123,108          -5.42%
                                                                              66,371          -5.47%
                                                                              12,500          -5.66%
                                                                              25,549          -5.71%
                                                                               6,802          -5.81%

                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         0.95%  EV***        1,169,635        9.901199
                                                                         1.00%  EV***          779,625        9.884899
                                                                         1.05%  EV***           74,484        9.868596
                                                                         1.10%  EV***          517,730        9.852352
                                                                         1.15%  EV***          121,136        9.836107
                                                                         1.20%  EV***           82,458        9.819888
                                                                         1.25%  EV***           56,548        9.176045
                                                                         1.30%  EV***           21,246        9.162266
                                                                         1.35%  EV***           11,467        9.148463
                                                                         1.40%  EV***           44,681        9.134698
                                                                         1.45%  EV***           10,596        9.120947
                                                                         1.50%  EV***           26,670        9.107204
                                                                         1.55%  EV***           15,771        9.093479
                                                                         1.60%  EV***           12,377        9.079773
                                                                         1.65%  EV***            2,850        9.066061
                                                                         1.70%  EV***            6,949        9.052376
                                                                         1.75%  EV***            4,179        9.038708
                                                                         1.80%  EV***              151        9.025039
                                                                         1.85%  EV***              953        9.011403
              2000 ..............................................        0.95%               4,138,035       10.694236
                                                                         1.00%               2,446,285       10.677219
                                                                         1.05%                 526,287       10.660231
                                                                         1.10%                 156,661       10.498193
                                                                         1.15%                  47,682       10.486281
                                                                         1.20%                 871,418       10.570325
                                                                         1.25%                  68,148       10.557899
                                                                         1.30%                 237,382       10.545461
                                                                         1.35%                  61,006       10.438746
                                                                         1.40%                  33,145       10.426893
                                                                         1.45%                   8,969       10.415037
                                                                         1.50%                  30,191       10.403190
                                                                         1.55%                   4,200       10.391332
                                                                         1.60%                   3,402       10.379505
                                                                         1.65%                   5,332       10.367680
                                                                         1.70%                     340        9.288391
                                                                         1.75%                   5,308        9.280546
                                                                         1.80%                     190        9.272721
                                                                         0.95%  EV***          442,589       10.428050
                                                                         1.00%  EV***          469,137       10.416199
                                                                         1.05%  EV***           61,043       10.404344
                                                                         1.10%  EV***          103,302       10.392519
                                                                         1.15%  EV***           36,339       10.380700
                                                                         1.20%  EV***           21,002       10.368880
                                                                         1.25%  EV***            7,636        9.694005
                                                                         1.30%  EV***            1,182        9.684406
                                                                         1.35%  EV***            1,365        9.674767
                                                                         1.40%  EV***           20,784        9.665171
                                                                         1.45%  EV***            7,049        9.655579
                                                                         1.50%  EV***            8,305        9.645974
                                                                         1.55%  EV***           11,727        9.636383
                                                                         1.65%  EV***            3,217        9.617195
                                                                         1.70%  EV***              209        9.607615
                                                                         1.75%  EV***            1,342        9.598052
              1999 ..............................................        0.95%               3,718,729       10.834304
                                                                         1.00%               2,299,699       10.822502
                                                                         1.05%                 384,790       10.810714

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                          11,580,789          -5.05%
                                                                           7,706,514          -5.10%
                                                                             735,053          -5.15%
                                                                           5,100,858          -5.20%
                                                                           1,191,507          -5.25%
                                                                             809,728          -5.29%
                                                                             518,887          -5.34%
                                                                             194,662          -5.39%
                                                                             104,905          -5.44%
                                                                             408,147          -5.49%
                                                                              96,646          -5.54%
                                                                             242,889          -5.59%
                                                                             143,413          -5.63%
                                                                             112,380          -5.68%
                                                                              25,838          -5.73%
                                                                              62,905          -5.78%
                                                                              37,773          -5.83%
                                                                               1,363          -5.88%
                                                                               8,588          -5.92%
              2000 ..............................................         44,253,123          -1.29%
                                                                          26,119,521          -1.34%
                                                                           5,610,341          -1.39%
                                                                           1,644,657          -1.44%
                                                                             500,007          -1.49%
                                                                           9,211,171          -1.54%
                                                                             719,500          -1.59%
                                                                           2,503,303          -1.64%
                                                                             636,826          -1.69%
                                                                             345,599          -1.74%
                                                                              93,412          -1.79%
                                                                             314,083          -1.84%
                                                                              43,644          -1.89%
                                                                              35,311          -1.94%
                                                                              55,280          -1.99%
                                                                               3,158          -2.04%
                                                                              49,261          -2.09%
                                                                               1,762          -2.14%
                                                                           4,615,340          -1.56%  01/21/00
                                                                           4,886,624          -1.61%  01/21/00
                                                                             635,112          -1.66%  01/21/00
                                                                           1,073,568          -1.70%  01/21/00
                                                                             377,224          -1.75%  01/21/00
                                                                             217,767          -1.80%  01/21/00
                                                                              74,023          -1.85%  01/21/00
                                                                              11,447          -1.89%  01/21/00
                                                                              13,206          -1.94%  01/21/00
                                                                             200,881          -1.99%  01/21/00
                                                                              68,062          -2.03%  01/21/00
                                                                              80,110          -2.08%  01/21/00
                                                                             113,006          -2.13%  01/21/00
                                                                              30,939          -2.22%  01/21/00
                                                                               2,008          -2.27%  01/21/00
                                                                              12,881          -2.31%  01/21/00
              1999 ..............................................         40,289,840          -0.09%
                                                                          24,888,497          -0.14%
                                                                           4,159,855          -0.19%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         1.10%                  42,251       10.651741
                                                                         1.15%                   7,321       10.645005
                                                                         1.20%                 263,365       10.735723
                                                                         1.25%                  15,806       10.728485
                                                                         1.30%                  63,319       10.721257
                                                                         1.35%                  18,064       10.618109
                                                                         1.40%                   2,564       10.611396
                                                                         1.45%                   4,932       10.604669
                                                                         1.50%                   6,456       10.597955
                                                                         1.65%                   1,176       10.577794
                                                                         1.70%                      77        9.481422
              1998 ..............................................        0.95%               1,969,836       10.844036
                                                                         1.00%               1,365,940       10.837697
                                                                         1.05%                 272,735       10.831355
                                                                         1.10%                   2,359       10.677473
                                                                         1.15%                     798       10.676123
                                                                         1.20%                     844       10.772545
                                                                         1.30%                   1,074       10.768931
              1997 ..............................................        0.95%                  44,525       10.130674
                                                                         1.00%                  25,928       10.129864
                                                                         1.05%                  17,654       10.129053

      Nationwide(R) SAT - MAS NSAT Multi Sector Bond Fund Class I
              2001 ..............................................        0.95%               4,018,111       11.138320
                                                                         1.00%               1,865,034       11.114970
                                                                         1.05%                 479,207       11.091651
                                                                         1.10%                 201,720       11.080176
                                                                         1.15%                 166,809       11.062002
                                                                         1.20%               1,137,813       11.293959
                                                                         1.25%                  89,807       11.274938
                                                                         1.30%                 318,697       11.255907
                                                                         1.35%                 138,509       10.989466
                                                                         1.40%                  62,170       10.971350
                                                                         1.45%                  24,970       10.953304
                                                                         1.50%                  47,754       10.935239
                                                                         1.55%                   7,371       10.917216
                                                                         1.60%                  17,757       10.899202
                                                                         1.65%                  16,040       10.881227
                                                                         1.70%                   6,043       10.527978
                                                                         1.75%                   4,902       10.513712
                                                                         1.80%                  11,936       10.499466
                                                                         1.85%                   2,571       10.485245
                                                                         1.95%                     209       10.456814
                                                                         2.00%                       4       10.442637
                                                                         2.05%                   4,435       10.428441
                                                                         2.20%                   3,062       10.385975
                                                                         0.95%  EV***        1,253,966       10.976787
                                                                         1.00%  EV***          537,132       10.958721
                                                                         1.05%  EV***           84,618       10.940676
                                                                         1.10%  EV***          196,269       10.922644
                                                                         1.15%  EV***           67,567       10.904663
                                                                         1.20%  EV***           63,294       10.886672
                                                                         1.25%  EV***           75,379       10.740913
                                                                         1.30%  EV***           34,806       10.724778

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                             450,047          -0.24%
                                                                              77,932          -0.29%
                                                                           2,827,414          -0.34%
                                                                             169,574          -0.39%
                                                                             678,859          -0.44%
                                                                             191,806          -0.49%
                                                                              27,208          -0.54%
                                                                              52,302          -0.59%
                                                                              68,420          -0.64%
                                                                              12,439          -0.80%
                                                                                 730          -5.19%  05/03/99
              1998 ..............................................         21,360,972           7.04%
                                                                          14,803,644           6.99%
                                                                           2,954,090           6.93%
                                                                              25,188           6.77%  10/01/98
                                                                               8,520           6.76%  10/01/98
                                                                               9,092           7.73%  09/01/98
                                                                              11,566           7.69%  09/01/98
              1997 ..............................................            451,068           1.31%  11/03/97
                                                                             262,647           1.30%  11/03/97
                                                                             178,818           1.29%  11/03/97

      Nationwide(R) SAT - MAS NSAT Multi Sector Bond Fund Class I
              2001 ..............................................         44,755,006           3.19%
                                                                          20,729,797           3.14%
                                                                           5,315,197           3.09%
                                                                           2,235,093           3.04%
                                                                           1,845,241           2.98%
                                                                          12,850,413           2.93%
                                                                           1,012,568           2.88%
                                                                           3,587,224           2.83%
                                                                           1,522,140           2.77%
                                                                             682,089           2.72%
                                                                             273,504           2.67%
                                                                             522,201           2.62%
                                                                              80,471           2.57%
                                                                             193,537           2.51%
                                                                             174,535           2.46%
                                                                              63,621           2.41%
                                                                              51,538           2.36%
                                                                             125,322           2.30%
                                                                              26,958           2.25%
                                                                               2,185           2.15%
                                                                                  42           2.09%
                                                                              46,250           2.04%
                                                                              31,802           1.88%
                                                                          13,764,518           2.75%
                                                                           5,886,280           2.70%
                                                                             925,778           2.65%
                                                                           2,143,776           2.59%
                                                                             736,795           2.54%
                                                                             689,061           2.49%
                                                                             809,639           2.44%
                                                                             373,287           2.38%

                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         1.35%  EV***           15,288       10.708663
                                                                         1.40%  EV***           28,609       10.692547
                                                                         1.45%  EV***            2,664       10.676454
                                                                         1.50%  EV***            4,411       10.660362
                                                                         1.55%  EV***            5,730       10.644312
                                                                         1.60%  EV***           10,152       10.628262
                                                                         1.65%  EV***              562       10.612233
                                                                         1.70%  EV***           20,552       10.596203
                                                                         1.75%  EV***              324       10.580225
                                                                         1.85%  EV***            2,634       10.548265
              2000 ..............................................        0.95%               3,659,345       10.793620
                                                                         1.00%               1,920,070       10.776464
                                                                         1.05%                 531,806       10.759314
                                                                         1.10%                  35,187       10.753649
                                                                         1.15%                  23,570       10.741462
                                                                         1.20%                 930,439       10.972282
                                                                         1.25%                  38,859       10.959378
                                                                         1.30%                 295,215       10.946464
                                                                         1.35%                  60,710       10.692772
                                                                         1.40%                   7,831       10.680606
                                                                         1.45%                  15,148       10.668471
                                                                         1.50%                  22,642       10.656316
                                                                         1.55%                     988       10.644186
                                                                         1.65%                   7,738       10.619936
                                                                         1.70%                     262       10.280419
                                                                         1.75%                   4,445       10.271747
                                                                         0.95%  EV***          629,913       10.683001
                                                                         1.00%  EV***          319,931       10.670861
                                                                         1.05%  EV***           80,072       10.658729
                                                                         1.10%  EV***           45,904       10.646593
                                                                         1.15%  EV***           36,389       10.634492
                                                                         1.20%  EV***           28,227       10.622378
                                                                         1.25%  EV***           19,857       10.485523
                                                                         1.30%  EV***            4,897       10.475116
                                                                         1.35%  EV***            3,692       10.464729
                                                                         1.40%  EV***           10,822       10.454333
                                                                         1.50%  EV***            5,401       10.433555
                                                                         1.55%  EV***            1,495       10.423186
                                                                         1.65%  EV***              391       10.402441
                                                                         1.70%  EV***              224       10.392077
                                                                         1.80%  EV***              112       10.371388
              1999 ..............................................        0.95%               2,952,291       10.313452
                                                                         1.00%               1,763,463       10.302225
                                                                         1.05%                 511,647       10.290997
                                                                         1.10%                   4,638       10.290756
                                                                         1.15%                   3,849       10.284262
                                                                         1.20%                 376,587       10.510552
                                                                         1.25%                   4,085       10.503468
                                                                         1.30%                 110,034       10.496386
                                                                         1.35%                  15,349       10.258279
                                                                         1.40%                   1,003       10.251777
                                                                         1.45%                     746       10.245290
                                                                         1.50%                     510       10.238786
                                                                         1.65%                   1,554       10.219313

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                             163,714           2.33%
                                                                             305,903           2.28%
                                                                              28,442           2.23%
                                                                              47,023           2.17%
                                                                              60,992           2.12%
                                                                             107,898           2.07%
                                                                               5,964           2.02%
                                                                             217,773           1.96%
                                                                               3,428           1.91%
                                                                              27,784           1.81%
              2000 ..............................................         39,497,579           4.66%
                                                                          20,691,565           4.60%
                                                                           5,721,868           4.55%
                                                                             378,389           4.50%
                                                                             253,176           4.45%
                                                                          10,209,039           4.39%
                                                                             425,870           4.34%
                                                                           3,231,560           4.29%
                                                                             649,158           4.24%
                                                                              83,640           4.18%
                                                                             161,606           4.13%
                                                                             241,280           4.08%
                                                                              10,516           4.03%
                                                                              82,177           3.92%
                                                                               2,693           3.87%
                                                                              45,658           3.82%
                                                                           6,729,361           4.96%  01/21/00
                                                                           3,413,939           4.91%  01/21/00
                                                                             853,466           4.86%  01/21/00
                                                                             488,721           4.81%  01/21/00
                                                                             386,979           4.76%  01/21/00
                                                                             299,838           4.71%  01/21/00
                                                                             208,211           4.66%  01/21/00
                                                                              51,297           4.61%  01/21/00
                                                                              38,636           4.56%  01/21/00
                                                                             113,137           4.51%  01/21/00
                                                                              56,352           4.41%  01/21/00
                                                                              15,583           4.36%  01/21/00
                                                                               4,067           4.26%  01/21/00
                                                                               2,328           4.21%  01/21/00
                                                                               1,162           4.11%  01/21/00
              1999 ..............................................         30,448,312           0.59%
                                                                          18,167,593           0.54%
                                                                           5,265,358           0.49%
                                                                              47,729           0.44%
                                                                              39,584           0.39%
                                                                           3,958,137           0.34%
                                                                              42,907           0.29%
                                                                           1,154,959           0.24%
                                                                             157,454           0.19%
                                                                              10,283           0.13%
                                                                               7,643           0.08%
                                                                               5,222           0.03%
                                                                              15,881          -0.12%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
              1998 ..............................................        0.95%               1,849,856       10.252876
                                                                         1.00%               1,176,806       10.246882
                                                                         1.05%                 380,924       10.240891
                                                                         1.10%                     338       10.245831
                                                                         1.15%                     367       10.244538
                                                                         1.20%                   1,706       10.475252
                                                                         1.25%                     153       10.473496
                                                                         1.30%                     115       10.471735
              1997 ..............................................        0.95%                  55,043       10.088793
                                                                         1.00%                  34,667       10.087985
                                                                         1.05%                  13,508       10.087176

      Nationwide(R) SAT - Money Market Fund Class I
              2001 ..............................................        0.95%              26,057,912       11.756760
                                                                         1.00%              11,136,197       11.732054
                                                                         1.05%               2,174,170       11.707381
                                                                         1.10%               2,141,653       11.248046
                                                                         1.15%                 912,243       11.229574
                                                                         1.20%              35,906,328       11.247642
                                                                         1.25%                 835,783       11.228670
                                                                         1.30%               4,668,281       11.209725
                                                                         1.35%               2,451,347       11.155845
                                                                         1.40%                 770,063       11.137467
                                                                         1.45%                  67,918       11.119112
                                                                         1.50%                 672,904       11.100780
                                                                         1.55%                 145,068       11.082465
                                                                         1.60%                  69,705       11.064171
                                                                         1.65%                 200,303       11.045897
                                                                         1.70%                  63,091       10.836691
                                                                         1.75%                  33,048       10.821968
                                                                         1.80%                 115,806       10.807263
                                                                         1.85%                  71,714       10.792570
                                                                         1.90%                  37,054       10.777889
                                                                         2.05%                   9,851       10.733926
                                                                         2.10%                   3,283       10.719296
                                                                         2.20%                  27,635       10.690073
                                                                         2.25%                  19,274       10.495945
                                                                         0.95%  EV***       13,347,552       11.144419
                                                                         1.00%  EV***        6,371,876       11.126065
                                                                         1.05%  EV***          779,404       11.107732
                                                                         1.10%  EV***        3,473,869       11.089417
                                                                         1.15%  EV***          821,648       11.071128
                                                                         1.20%  EV***          433,385       11.052859
                                                                         1.25%  EV***          431,896       10.975582
                                                                         1.30%  EV***          236,333       10.958387
                                                                         1.35%  EV***          306,165       10.941204
                                                                         1.40%  EV***          301,933       10.924037
                                                                         1.45%  EV***          140,292       10.906893
                                                                         1.50%  EV***          120,211       10.889763
                                                                         1.55%  EV***          225,091       10.872661
                                                                         1.60%  EV***           84,953       10.855570
                                                                         1.65%  EV***           50,867       10.838500
                                                                         1.70%  EV***           32,467       10.821448
                                                                         1.75%  EV***           21,092       10.804409

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
              1998 ..............................................         18,966,344           1.63%
                                                                          12,058,592           1.58%
                                                                           3,901,001           1.52%
                                                                               3,463           2.46%  10/01/98
                                                                               3,760           2.45%  10/01/98
                                                                              17,871           4.75%  09/01/98
                                                                               1,602           4.73%  09/01/98
                                                                               1,204           4.72%  09/01/98
              1997 ..............................................            555,317           0.89%  11/03/97
                                                                             349,720           0.88%  11/03/97
                                                                             136,258           0.87%  11/03/97

      Nationwide(R) SAT - Money Market Fund Class I
              2001 ..............................................        306,356,617           2.61%
                                                                         130,650,465           2.56%
                                                                          25,453,837           2.51%
                                                                          24,089,411           2.46%
                                                                          10,244,100           2.41%
                                                                         403,861,523           2.35%
                                                                           9,384,731           2.30%
                                                                          52,330,146           2.25%
                                                                          27,346,847           2.20%
                                                                           8,576,551           2.15%
                                                                             755,188           2.09%
                                                                           7,469,759           2.04%
                                                                           1,607,711           1.99%
                                                                             771,228           1.94%
                                                                           2,212,526           1.88%
                                                                             683,698           1.83%
                                                                             357,644           1.78%
                                                                           1,251,546           1.73%
                                                                             773,978           1.68%
                                                                             399,364           1.62%
                                                                             105,740           1.47%
                                                                              35,191           1.42%
                                                                             295,420           1.31%
                                                                             202,299           1.26%
                                                                         148,750,712           2.17%
                                                                          70,893,907           2.12%
                                                                           8,657,411           2.06%
                                                                          38,523,182           2.01%
                                                                           9,096,570           1.96%
                                                                           4,790,143           1.91%
                                                                           4,740,310           1.86%
                                                                           2,589,828           1.80%
                                                                           3,349,814           1.75%
                                                                           3,298,327           1.70%
                                                                           1,530,150           1.65%
                                                                           1,309,069           1.60%
                                                                           2,447,338           1.54%
                                                                             922,213           1.49%
                                                                             551,322           1.44%
                                                                             351,340           1.39%
                                                                             227,887           1.33%

                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         1.80%  EV***            6,084       10.787395
                                                                         1.85%  EV***            5,535       10.770395
                                                                         1.90%  EV***               91       10.753413
                                                                         1.95%  EV***               64       10.736453
              2000 ..............................................        0.95%              16,687,257       11.457292
                                                                         1.00%               8,697,988       11.439024
                                                                         1.05%               1,776,128       11.420765
                                                                         1.10%                 437,879       10.978256
                                                                         1.15%                 122,310       10.965798
                                                                         1.20%              25,353,338       10.989031
                                                                         1.25%                 493,431       10.976083
                                                                         1.30%               5,331,546       10.963142
                                                                         1.35%                 287,070       10.916008
                                                                         1.40%                  84,088       10.903584
                                                                         1.45%                  65,728       10.891167
                                                                         1.50%                 323,878       10.878760
                                                                         1.55%                  10,269       10.866357
                                                                         1.60%                   5,002       10.853962
                                                                         1.65%                  91,744       10.841575
                                                                         1.70%                   7,424       10.641677
                                                                         1.75%                   3,093       10.632658
                                                                         1.80%                   5,331       10.623647
                                                                         1.90%                   9,076       10.605632
                                                                         0.95%  EV***        6,246,799       10.907908
                                                                         1.00%  EV***        3,075,738       10.895499
                                                                         1.05%  EV***          413,491       10.883097
                                                                         1.10%  EV***          467,289       10.870702
                                                                         1.15%  EV***           69,372       10.858317
                                                                         1.20%  EV***          167,322       10.845938
                                                                         1.25%  EV***           25,207       10.775615
                                                                         1.30%  EV***           25,416       10.764235
                                                                         1.35%  EV***           11,031       10.752859
                                                                         1.40%  EV***           63,000       10.741487
                                                                         1.45%  EV***           47,092       10.730125
                                                                         1.50%  EV***           54,546       10.718766
                                                                         1.55%  EV***          104,628       10.707419
                                                                         1.60%  EV***           27,962       10.696075
                                                                         1.65%  EV***           14,152       10.684738
                                                                         1.70%  EV***           15,186       10.673409
                                                                         1.75%  EV***           12,873       10.662080
                                                                         1.80%  EV***            1,199       10.650763
              1999 ..............................................        0.95%              16,437,673       10.909142
                                                                         1.00%               9,086,097       10.897217
                                                                         1.05%               2,202,577       10.885293
                                                                         1.10%                 225,514       10.468792
                                                                         1.15%                  18,259       10.462170
                                                                         1.20%               7,035,969       10.489614
                                                                         1.25%                 199,651       10.482530
                                                                         1.30%               2,339,353       10.475448
                                                                         1.35%                 259,819       10.435669
                                                                         1.40%                   5,528       10.429048
                                                                         1.45%                  27,388       10.422427
                                                                         1.50%                  98,614       10.415808
                                                                         1.65%                  14,215       10.395950
                                                                         1.70%                     599       10.209430
                                                                         1.75%                   3,456       10.205942

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                              65,631           1.28%
                                                                              59,614           1.23%
                                                                                 979           1.18%
                                                                                 687           1.13%
              2000 ..............................................        191,190,776           5.02%
                                                                          99,496,493           4.97%
                                                                          20,284,740           4.92%
                                                                           4,807,148           4.87%
                                                                           1,341,227           4.81%
                                                                         278,608,617           4.76%
                                                                           5,415,940           4.71%
                                                                          58,450,496           4.66%
                                                                           3,133,658           4.60%
                                                                             916,861           4.55%
                                                                             715,855           4.50%
                                                                           3,523,391           4.44%
                                                                             111,587           4.39%
                                                                              54,292           4.34%
                                                                             994,649           4.29%
                                                                              79,004           4.23%
                                                                              32,887           4.18%
                                                                              56,635           4.13%
                                                                              96,257           4.02%
                                                                          68,139,509           4.57%
                                                                          33,511,700           4.52%
                                                                           4,500,063           4.47%
                                                                           5,079,759           4.42%
                                                                             753,263           4.36%
                                                                           1,814,764           4.31%
                                                                             271,621           4.26%
                                                                             273,584           4.21%
                                                                             118,615           4.15%
                                                                             676,714           4.10%
                                                                             505,303           4.05%
                                                                             584,666           3.99%
                                                                           1,120,296           3.94%
                                                                             299,084           3.89%
                                                                             151,210           3.84%
                                                                             162,086           3.78%
                                                                             137,253           3.73%
                                                                              12,770           3.68%
              1999 ..............................................        179,320,909           3.85%
                                                                          99,013,171           3.80%
                                                                          23,975,696           3.75%
                                                                           2,360,859           3.69%
                                                                             191,029           3.64%
                                                                          73,804,599           3.59%
                                                                           2,092,848           3.54%
                                                                          24,505,771           3.49%
                                                                           2,711,385           3.43%
                                                                              57,652           3.38%
                                                                             285,449           3.33%
                                                                           1,027,144           3.28%
                                                                             147,778           3.12%
                                                                               6,115           2.09%  04/30/99
                                                                              35,272           2.06%  04/30/99

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
              1998 ..............................................        0.95%              10,444,932       10.504509
                                                                         1.00%               6,006,870       10.498325
                                                                         1.05%               1,706,027       10.492136
                                                                         1.10%                   9,288       10.095781
                                                                         1.15%                      99       10.094495
                                                                         1.20%                  48,756       10.126097
                                                                         1.35%                   4,169       10.089342
              1997 ..............................................        0.95%                 737,584       10.074129
                                                                         1.00%                 400,491       10.073279
                                                                         1.05%                 170,879       10.072429

      Nationwide(R) SAT - Nationwide(R) Global 50 Fund Class I
              2001 ..............................................        0.95%               1,445,756       10.137325
                                                                         1.00%                 670,901       10.116053
                                                                         1.05%                 142,400       10.094833
                                                                         1.10%                  67,499       10.337468
                                                                         1.15%                  19,623       10.320501
                                                                         1.20%                 456,922        9.913802
                                                                         1.25%                  33,918        9.897097
                                                                         1.30%                 192,734        9.880402
                                                                         1.35%                  30,110       10.252768
                                                                         1.40%                  12,899       10.235887
                                                                         1.45%                   1,551       10.219036
                                                                         1.50%                   8,839       10.202185
                                                                         1.55%                   3,844       10.185366
                                                                         1.60%                   1,947       10.168561
                                                                         1.65%                  10,946       10.151774
                                                                         1.70%                     468        7.691601
                                                                         1.75%                     518        7.681183
                                                                         1.80%                  14,936        7.670769
                                                                         1.85%                   2,531        7.660350
                                                                         2.05%                     581        7.618821
                                                                         2.20%                   2,724        7.587757
                                                                         0.95%  EV***          203,171       10.229502
                                                                         1.00%  EV***           95,495       10.212653
                                                                         1.05%  EV***            6,542       10.195832
                                                                         1.10%  EV***           37,153       10.179024
                                                                         1.15%  EV***            9,482       10.162241
                                                                         1.20%  EV***           11,803       10.145470
                                                                         1.25%  EV***            3,583        8.249114
                                                                         1.30%  EV***            2,105        8.236703
                                                                         1.35%  EV***              220        8.224306
                                                                         1.40%  EV***           15,882        8.211918
                                                                         1.45%  EV***            1,047        8.199542
                                                                         1.50%  EV***              430        8.187193
                                                                         1.55%  EV***            2,062        8.174831
                                                                         1.60%  EV***            2,437        8.162503
                                                                         1.65%  EV***              515        8.150166
                                                                         1.75%  EV***              238        8.125553
                                                                         1.80%  EV***               79        8.113268
                                                                         1.90%  EV***              111        8.088735
              2000 ..............................................        0.95%               1,556,485       12.606419
                                                                         1.00%                 782,047       12.586381
                                                                         1.05%                 176,364       12.566361

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
              1998 ..............................................        109,718,882           4.27%
                                                                          63,062,073           4.22%
                                                                          17,899,867           4.17%
                                                                              93,770           0.96%  09/30/98
                                                                                 999           0.95%  09/30/98
                                                                             493,708           1.26%  08/31/98
                                                                              42,062           0.89%  09/30/98
              1997 ..............................................          7,430,516           0.74%  10/31/97
                                                                           4,034,258           0.73%  10/31/97
                                                                           1,721,167           0.72%  10/31/97

      Nationwide(R) SAT - Nationwide(R) Global 50 Fund Class I
              2001 ..............................................         14,656,098         -19.59%
                                                                           6,786,870         -19.63%
                                                                           1,437,504         -19.67%
                                                                             697,769         -19.71%
                                                                             202,519         -19.75%
                                                                           4,529,834         -19.79%
                                                                             335,690         -19.83%
                                                                           1,904,289         -19.87%
                                                                             308,711         -19.91%
                                                                             132,033         -19.95%
                                                                              15,850         -20.00%
                                                                              90,177         -20.04%
                                                                              39,153         -20.08%
                                                                              19,798         -20.12%
                                                                             111,121         -20.16%
                                                                               3,600         -20.20%
                                                                               3,979         -20.24%
                                                                             114,571         -20.28%
                                                                              19,388         -20.32%
                                                                               4,427         -20.49%
                                                                              20,669         -20.61%
                                                                           2,078,338         -20.06%
                                                                             975,257         -20.10%
                                                                              66,701         -20.14%
                                                                             378,181         -20.18%
                                                                              96,358         -20.22%
                                                                             119,747         -20.26%
                                                                              29,557         -20.31%
                                                                              17,338         -20.35%
                                                                               1,809         -20.39%
                                                                             130,422         -20.43%
                                                                               8,585         -20.47%
                                                                               3,520         -20.51%
                                                                              16,857         -20.55%
                                                                              19,892         -20.59%
                                                                               4,197         -20.63%
                                                                               1,934         -20.71%
                                                                                 641         -20.76%
                                                                                 898         -20.84%
              2000 ..............................................         19,621,702         -13.15%
                                                                           9,843,142         -13.19%
                                                                           2,216,254         -13.24%

                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         1.10%                  44,680       12.874957
                                                                         1.15%                  15,046       12.860372
                                                                         1.20%                 396,824       12.359900
                                                                         1.25%                  43,117       12.345376
                                                                         1.30%                 214,656       12.330829
                                                                         1.35%                  20,773       12.802092
                                                                         1.40%                   3,150       12.787543
                                                                         1.45%                   1,550       12.773009
                                                                         1.50%                   7,453       12.758477
                                                                         1.55%                   2,626       12.743972
                                                                         1.60%                     604       12.729459
                                                                         1.65%                   8,267       12.714940
                                                                         1.70%                   1,182        9.638561
                                                                         1.80%                  13,871        9.622318
                                                                         0.95%  EV***          135,932       12.796444
                                                                         1.00%  EV***           75,748       12.781911
                                                                         1.05%  EV***            5,179       12.767397
                                                                         1.10%  EV***           21,939       12.752885
                                                                         1.15%  EV***            5,120       12.738390
                                                                         1.20%  EV***            6,861       12.723887
                                                                         1.25%  EV***            1,804       10.350894
                                                                         1.30%  EV***              354       10.340635
                                                                         1.35%  EV***            1,250       10.330371
                                                                         1.40%  EV***            8,320       10.320116
                                                                         1.45%  EV***              929       10.309861
                                                                         1.50%  EV***              261       10.299633
                                                                         1.55%  EV***              382       10.289384
                                                                         1.65%  EV***              713       10.268906
                                                                         1.75%  EV***              238       10.248467
                                                                         1.80%  EV***               79       10.238256
                                                                         1.90%  EV***              111       10.217840
              1999 ..............................................        0.95%               1,264,267       14.515197
                                                                         1.00%                 734,012       14.499401
                                                                         1.05%                 165,736       14.483618
                                                                         1.10%                  25,137       14.846771
                                                                         1.15%                   5,573       14.837408
                                                                         1.20%                 210,066       14.267173
                                                                         1.25%                  17,400       14.257588
                                                                         1.30%                 117,589       14.247974
                                                                         1.35%                  14,216       14.799960
                                                                         1.40%                   1,502       14.790595
                                                                         1.45%                   1,707       14.781243
                                                                         1.50%                   2,864       14.771891
                                                                         1.55%                   2,000       14.762540
              1998 ..............................................        0.95%                 679,485       11.921445
                                                                         1.00%                 475,649       11.914478
                                                                         1.05%                 104,659       11.907510
                                                                         1.10%                     672       12.212250
                                                                         1.15%                      97       12.210713
                                                                         1.25%                     298       11.745400
              1997 ..............................................        0.95%                  28,786       10.102208
                                                                         1.00%                  16,493       10.101401
                                                                         1.05%                   5,552       10.100588

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                             575,253         -13.28%
                                                                             193,497         -13.32%
                                                                           4,904,705         -13.37%
                                                                             532,296         -13.41%
                                                                           2,646,886         -13.46%
                                                                             265,938         -13.50%
                                                                              40,281         -13.54%
                                                                              19,798         -13.59%
                                                                              95,089         -13.63%
                                                                              33,466         -13.67%
                                                                               7,689         -13.72%
                                                                             105,114         -13.76%
                                                                              11,393         -13.80%
                                                                             133,471         -13.89%
                                                                           1,739,446         -11.79%  01/21/00
                                                                             968,204         -11.83%  01/21/00
                                                                              66,122         -11.88%  01/21/00
                                                                             279,786         -11.92%  01/21/00
                                                                              65,221         -11.96%  01/21/00
                                                                              87,299         -12.00%  01/21/00
                                                                              18,673         -12.04%  01/21/00
                                                                               3,661         -12.08%  01/21/00
                                                                              12,913         -12.13%  01/21/00
                                                                              85,863         -12.17%  01/21/00
                                                                               9,578         -12.21%  01/21/00
                                                                               2,688         -12.25%  01/21/00
                                                                               3,931         -12.29%  01/21/00
                                                                               7,322         -12.38%  01/21/00
                                                                               2,439         -12.46%  01/21/00
                                                                                 809         -12.50%  01/21/00
                                                                               1,134         -12.59%  01/21/00
              1999 ..............................................         18,351,085          21.76%
                                                                          10,642,734          21.70%
                                                                           2,400,457          21.63%
                                                                             373,203          21.57%
                                                                              82,689          21.51%
                                                                           2,997,048          21.45%
                                                                             248,082          21.39%
                                                                           1,675,405          21.33%
                                                                             210,396          21.27%
                                                                              22,215          21.20%
                                                                              25,232          21.14%
                                                                              42,307          21.08%
                                                                              29,525          21.02%
              1998 ..............................................          8,100,443          18.01%
                                                                           5,667,110          17.95%
                                                                           1,246,228          17.89%
                                                                               8,207          22.12%  10/01/98
                                                                               1,184          22.11%  10/01/98
                                                                               3,500          17.45%  09/01/98
              1997 ..............................................            290,802           1.02%  11/03/97
                                                                             166,602           1.01%  11/03/97
                                                                              56,078           1.01%  11/03/97

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
      Nationwide(R) SAT - Nationwide(R) Small Cap Growth Fund Class I
              2001 ..............................................        0.95%               1,727,486       14.938890
                                                                         1.00%                 857,083       14.918788
                                                                         1.05%                 101,935       14.898743
                                                                         1.10%                 240,043       14.878675
                                                                         1.15%                  93,073       14.858644
                                                                         1.20%                 851,847       14.838618
                                                                         1.25%                  60,360       14.818626
                                                                         1.30%                 191,990       14.798640
                                                                         1.35%                 112,181       14.778663
                                                                         1.40%                  75,535       14.758730
                                                                         1.45%                  15,530       14.738777
                                                                         1.50%                  45,501       14.718863
                                                                         1.55%                  28,789       14.698966
                                                                         1.60%                   7,894       14.679081
                                                                         1.65%                  28,201       14.659211
                                                                         1.70%                   1,797       14.639366
                                                                         1.75%                  43,000       14.619524
                                                                         1.80%                  12,431       14.599711
                                                                         1.85%                     651       14.579903
                                                                         1.90%                     238       14.560133
                                                                         2.00%                      60       14.520604
                                                                         2.05%                  11,989       14.500883
                                                                         2.20%                     272       14.441772
                                                                         0.95%  EV***          956,030       14.769894
                                                                         1.00%  EV***          943,674       14.749980
                                                                         1.05%  EV***           62,536       14.730067
                                                                         1.10%  EV***          270,993       14.710154
                                                                         1.15%  EV***           81,475       14.690290
                                                                         1.20%  EV***           31,389       14.670428
                                                                         1.25%  EV***           58,696       14.650565
                                                                         1.30%  EV***            4,220       14.630739
                                                                         1.35%  EV***            9,428       14.610915
                                                                         1.40%  EV***           35,765       14.591121
                                                                         1.45%  EV***           10,073       14.571334
                                                                         1.50%  EV***           10,085       14.551583
                                                                         1.55%  EV***           18,136       14.531830
                                                                         1.60%  EV***            7,885       14.512098
                                                                         1.65%  EV***            5,448       14.492407
                                                                         1.70%  EV***            3,237       14.472690
                                                                         1.75%  EV***            1,933       14.453020
                                                                         1.80%  EV***              162       14.433349
                                                                         1.85%  EV***               63       14.413698
                                                                         1.90%  EV***              349       14.394080
                                                                         1.95%  EV***               20       14.374459
              2000 ..............................................        0.95%               1,026,407       16.916678
                                                                         1.00%                 631,683       16.902529
                                                                         1.05%                 105,996       16.888400
                                                                         1.10%                  56,584       16.874259
                                                                         1.15%                  23,281       16.860140
                                                                         1.20%                 568,318       16.846010
                                                                         1.25%                  35,104       16.831886
                                                                         1.30%                 175,053       16.817775
                                                                         1.35%                  30,873       16.803658

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
      Nationwide(R) SAT - Nationwide(R) Small Cap Growth Fund Class I
              2001 ..............................................         25,806,723         -11.69%
                                                                          12,786,640         -11.74%
                                                                           1,518,703         -11.78%
                                                                           3,571,522         -11.83%
                                                                           1,382,939         -11.87%
                                                                          12,640,232         -11.92%
                                                                             894,452         -11.96%
                                                                           2,841,191         -12.01%
                                                                           1,657,885         -12.05%
                                                                           1,114,801         -12.10%
                                                                             228,893         -12.14%
                                                                             669,723         -12.19%
                                                                             423,169         -12.23%
                                                                             115,877         -12.28%
                                                                             413,404         -12.32%
                                                                              26,307         -12.37%
                                                                             628,640         -12.41%
                                                                             181,489         -12.46%
                                                                               9,492         -12.50%
                                                                               3,465         -12.55%
                                                                                 871         -12.64%
                                                                             173,851         -12.68%
                                                                               3,928         -12.81%
                                                                          14,120,462         -12.25%
                                                                          13,919,173         -12.29%
                                                                             921,159         -12.34%
                                                                           3,986,349         -12.38%
                                                                           1,196,891         -12.43%
                                                                             460,490         -12.47%
                                                                             859,930         -12.52%
                                                                              61,742         -12.56%
                                                                             137,752         -12.61%
                                                                             521,851         -12.65%
                                                                             146,777         -12.70%
                                                                             146,753         -12.74%
                                                                             263,549         -12.79%
                                                                             114,428         -12.83%
                                                                              78,955         -12.88%
                                                                              46,848         -12.92%
                                                                              27,938         -12.97%
                                                                               2,338         -13.01%
                                                                                 908         -13.06%
                                                                               5,024         -13.10%
                                                                                 287         -13.15%
              2000 ..............................................         17,363,397         -16.96%
                                                                          10,677,040         -17.00%
                                                                           1,790,103         -17.05%
                                                                             954,813         -17.09%
                                                                             392,521         -17.13%
                                                                           9,573,891         -17.17%
                                                                             590,867         -17.21%
                                                                           2,944,002         -17.26%
                                                                             518,779         -17.30%

                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         1.40%                   8,808       16.789563
                                                                         1.45%                  12,922       16.775454
                                                                         1.50%                  26,552       16.761357
                                                                         1.55%                  10,978       16.747262
                                                                         1.60%                     615       16.733188
                                                                         1.65%                   6,308       16.719097
                                                                         1.70%                     139       16.705019
                                                                         1.75%                  16,670       16.690944
                                                                         1.80%                   7,580       16.676873
                                                                         2.00%                      59       16.620645
                                                                         0.95%  EV***          569,339       16.831336
                                                                         1.00%  EV***          446,178       16.817252
                                                                         1.05%  EV***           45,027       16.803160
                                                                         1.10%  EV***           98,130       16.789058
                                                                         1.15%  EV***           52,937       16.774984
                                                                         1.20%  EV***           18,242       16.760904
                                                                         1.25%  EV***           17,435       16.746817
                                                                         1.30%  EV***              809       16.732740
                                                                         1.35%  EV***            1,191       16.718668
                                                                         1.40%  EV***           15,375       16.704618
                                                                         1.45%  EV***            6,654       16.690547
                                                                         1.50%  EV***            4,291       16.676507
                                                                         1.55%  EV***            6,021       16.662458
                                                                         1.60%  EV***            4,022       16.648407
                                                                         1.65%  EV***            1,837       16.634392
                                                                         1.70%  EV***            2,195       16.620337
                                                                         1.75%  EV***            1,495       16.606309
                                                                         1.85%  EV***               86       16.578264
                                                                         1.90%  EV***               28       16.564252
                                                                         1.95%  EV***               53       16.550232
          Initial Deposit Funding ...............................           -                  100,000       17.186295
              1999 ..............................................        0.95%                 298,776       20.372476
                                                                         1.00%                 160,242       20.365684
                                                                         1.05%                  33,734       20.358893
                                                                         1.10%                   1,653       20.352098
                                                                         1.15%                     346       20.345317
                                                                         1.20%                  70,255       20.338511
                                                                         1.25%                   4,348       20.331712
                                                                         1.30%                  12,527       20.324927
                                                                         1.35%                     436       20.318124
                                                                         1.45%                   1,870       20.304522
                                                                         1.50%                  15,068       20.297724
                                                                         1.70%                      12       20.270503
          Initial Deposit Funding ...............................           -                  100,000       20.501257

      Nationwide(R) SAT - Nationwide(R) Small Cap Value Fund Class I
              2001 ..............................................        0.95%               8,470,958       16.714543
                                                                         1.00%               3,232,158       16.679480
                                                                         1.05%                 666,716       16.644463
                                                                         1.10%                 505,658       22.869189
                                                                         1.15%                 204,294       22.831653
                                                                         1.20%               1,869,605       22.134881
                                                                         1.25%                 110,564       22.097595
                                                                         1.30%                 420,250       22.060369
                                                                         1.35%                 237,746       22.681958
                                                                         1.40%                 118,506       22.644645

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                             147,882         -17.34%
                                                                             216,772         -17.38%
                                                                             445,048         -17.42%
                                                                             183,851         -17.46%
                                                                              10,291         -17.51%
                                                                             105,464         -17.55%
                                                                               2,322         -17.59%
                                                                             278,238         -17.63%
                                                                             126,411         -17.67%
                                                                                 981         -17.84%
                                                                           9,582,736         -21.89%  01/21/00
                                                                           7,503,488         -21.92%  01/21/00
                                                                             756,596         -21.96%  01/21/00
                                                                           1,647,510         -22.00%  01/21/00
                                                                             888,017         -22.04%  01/21/00
                                                                             305,752         -22.07%  01/21/00
                                                                             291,981         -22.11%  01/21/00
                                                                              13,537         -22.15%  01/21/00
                                                                              19,912         -22.18%  01/21/00
                                                                             256,834         -22.22%  01/21/00
                                                                             111,059         -22.26%  01/21/00
                                                                              71,559         -22.30%  01/21/00
                                                                             100,325         -22.33%  01/21/00
                                                                              66,960         -22.37%  01/21/00
                                                                              30,557         -22.41%  01/21/00
                                                                              36,482         -22.44%  01/21/00
                                                                              24,826         -22.48%  01/21/00
                                                                               1,426         -22.56%  01/21/00
                                                                                 464         -22.59%  01/21/00
                                                                                 877         -22.63%  01/21/00
          Initial Deposit Funding ...............................          1,718,630         -16.17%
              1999 ..............................................          6,086,807         103.72%  05/03/99
                                                                           3,263,438         103.66%  05/03/99
                                                                             686,787         103.59%  05/03/99
                                                                              33,642         103.52%  05/03/99
                                                                               7,039         103.45%  05/03/99
                                                                           1,428,882         103.39%  05/03/99
                                                                              88,402         103.32%  05/03/99
                                                                             254,610         103.25%  05/03/99
                                                                               8,859         103.18%  05/03/99
                                                                              37,969         103.05%  05/03/99
                                                                             305,846         102.98%  05/03/99
                                                                                 243         102.71%  05/03/99
          Initial Deposit Funding ...............................          2,050,126         103.72%  05/03/99

      Nationwide(R) SAT - Nationwide(R) Small Cap Value Fund Class I
              2001 ..............................................        141,588,192          27.05%
                                                                          53,910,715          26.99%
                                                                          11,097,130          26.92%
                                                                          11,563,988          26.86%
                                                                           4,664,370          26.79%
                                                                          41,383,484          26.73%
                                                                           2,443,198          26.66%
                                                                           9,270,870          26.60%
                                                                           5,392,545          26.54%
                                                                           2,683,526          26.47%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         1.45%                  30,985       22.607355
                                                                         1.50%                  77,163       22.570133
                                                                         1.55%                  32,878       22.532936
                                                                         1.60%                  27,979       22.495777
                                                                         1.65%                  36,420       22.458672
                                                                         1.70%                  66,713       16.122666
                                                                         1.75%                  80,397       16.100836
                                                                         1.80%                  14,741       16.079016
                                                                         1.85%                   4,505       16.057232
                                                                         1.90%                   7,140       16.035460
                                                                         1.95%                     113       16.013702
                                                                         2.00%                      50       15.991958
                                                                         2.05%                  11,708       15.970228
                                                                         2.10%                       2       15.948542
                                                                         2.15%                       7       15.926842
                                                                         2.20%                   8,057       15.905177
                                                                         2.25%                     822       13.774932
                                                                         0.95%  EV***        1,893,482       22.691657
                                                                         1.00%  EV***          941,762       22.654357
                                                                         1.05%  EV***           80,392       22.617086
                                                                         1.10%  EV***          515,529       22.579866
                                                                         1.15%  EV***          167,455       22.542668
                                                                         1.20%  EV***           98,796       22.505547
                                                                         1.25%  EV***          111,652       16.837096
                                                                         1.30%  EV***           37,310       16.811818
                                                                         1.35%  EV***           49,759       16.786533
                                                                         1.40%  EV***           81,735       16.761317
                                                                         1.45%  EV***           24,256       16.736095
                                                                         1.50%  EV***           24,534       16.710899
                                                                         1.55%  EV***           66,055       16.685749
                                                                         1.60%  EV***           26,204       16.660601
                                                                         1.65%  EV***            6,317       16.635493
                                                                         1.70%  EV***           18,483       16.610403
                                                                         1.75%  EV***            1,029       16.585340
                                                                         1.80%  EV***            1,025       16.560289
                                                                         1.85%  EV***            5,675       16.535264
                                                                         1.90%  EV***              120       16.510283
                                                                         1.95%  EV***            7,248       16.485305
                                                                         2.10%  EV***            1,786       16.410569
                                                                         2.20%  EV***               13       16.360855
              2000 ..............................................        0.95%               4,814,143       13.155704
                                                                         1.00%               2,176,352       13.134786
                                                                         1.05%                 487,437       13.113877
                                                                         1.10%                 102,797       18.027390
                                                                         1.15%                  30,134       18.006956
                                                                         1.20%                 862,874       17.466310
                                                                         1.25%                  34,587       17.445777
                                                                         1.30%                 204,956       17.425261
                                                                         1.35%                  32,546       17.925387
                                                                         1.40%                  11,148       17.905028
                                                                         1.45%                  12,587       17.884672
                                                                         1.50%                  34,245       17.864340
                                                                         1.55%                  14,174       17.844017
                                                                         1.60%                     764       17.823704

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                             700,489          26.41%
                                                                           1,741,579          26.34%
                                                                             740,838          26.28%
                                                                             629,409          26.21%
                                                                             817,945          26.15%
                                                                           1,075,591          26.08%
                                                                           1,294,459          26.02%
                                                                             237,021          25.95%
                                                                              72,338          25.89%
                                                                             114,493          25.83%
                                                                               1,810          25.76%
                                                                                 800          25.70%
                                                                             186,979          25.63%
                                                                                  32          25.57%
                                                                                 111          25.50%
                                                                             128,148          25.44%
                                                                              11,323          25.37%
                                                                          42,966,244          26.58%
                                                                          21,335,013          26.51%
                                                                           1,818,233          26.45%
                                                                          11,640,576          26.38%
                                                                           3,774,882          26.32%
                                                                           2,223,458          26.25%
                                                                           1,879,895          26.19%
                                                                             627,249          26.12%
                                                                             835,281          26.06%
                                                                           1,369,986          26.00%
                                                                             405,951          25.93%
                                                                             409,985          25.87%
                                                                           1,102,177          25.80%
                                                                             436,574          25.74%
                                                                             105,086          25.67%
                                                                             307,010          25.61%
                                                                              17,066          25.54%
                                                                              16,974          25.48%
                                                                              93,838          25.41%
                                                                               1,981          25.35%
                                                                             119,485          25.29%
                                                                              29,309          25.09%
                                                                                 213          24.96%
              2000 ..............................................         63,333,440          10.15%
                                                                          28,585,918          10.09%
                                                                           6,392,189          10.04%
                                                                           1,853,162           9.98%
                                                                             542,622           9.93%
                                                                          15,071,225           9.87%
                                                                             603,397           9.82%
                                                                           3,571,412           9.76%
                                                                             583,400           9.71%
                                                                             199,605           9.65%
                                                                             225,114           9.60%
                                                                             611,764           9.54%
                                                                             252,921           9.49%
                                                                              13,617           9.43%

                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         1.65%                   5,027       17.803398
                                                                         1.70%                   1,272       12.787277
                                                                         1.75%                   2,045       12.776504
                                                                         1.80%                   2,310       12.765722
                                                                         0.95%  EV***          521,516       17.927244
                                                                         1.00%  EV***          315,970       17.906914
                                                                         1.05%  EV***           33,408       17.886580
                                                                         1.10%  EV***           43,492       17.866258
                                                                         1.15%  EV***           16,806       17.845938
                                                                         1.20%  EV***           21,271       17.825655
                                                                         1.25%  EV***            9,763       13.342749
                                                                         1.30%  EV***            4,752       13.329535
                                                                         1.35%  EV***              788       13.316304
                                                                         1.40%  EV***           13,697       13.303105
                                                                         1.45%  EV***            6,545       13.289891
                                                                         1.50%  EV***            4,707       13.276689
                                                                         1.55%  EV***            7,680       13.263507
                                                                         1.60%  EV***            2,578       13.250319
                                                                         1.65%  EV***            3,822       13.237144
                                                                         1.70%  EV***              445       13.223965
                                                                         1.75%  EV***               33       13.210805
                                                                         1.80%  EV***              150       13.197628
                                                                         1.90%  EV***               90       13.171324
              1999 ..............................................        0.95%               3,285,083       11.943543
                                                                         1.00%               1,455,481       11.930542
                                                                         1.05%                 360,333       11.917534
                                                                         1.10%                  50,497       16.391038
                                                                         1.15%                  10,915       16.380692
                                                                         1.20%                 302,299       15.896867
                                                                         1.25%                  15,812       15.886176
                                                                         1.30%                  92,230       15.875478
                                                                         1.35%                  12,557       16.339365
                                                                         1.40%                   2,879       16.329040
                                                                         1.45%                   2,951       16.318704
                                                                         1.50%                  14,045       16.308373
                                                                         1.60%                      68       16.287722
                                                                         1.65%                     872       16.277398
                                                                         1.70%                      20       11.697140
              1998 ..............................................        0.95%               1,952,229        9.432351
                                                                         1.00%                 969,900        9.426837
                                                                         1.05%                 222,207        9.421309
                                                                         1.10%                   1,427       12.964349
                                                                         1.15%                     757       12.962717
                                                                         1.20%                   3,627       12.586199
                                                                         1.25%                     310       12.584102
              1997 ..............................................        0.95%                  71,786        9.823904
                                                                         1.00%                  37,087        9.823118
                                                                         1.05%                   8,921        9.822329

      Nationwide(R) SAT - Nationwide(R) Small Company Fund Class I
              2001 ..............................................        0.95%               7,057,570       13.675678
                                                                         1.00%               3,271,755       13.646984
                                                                         1.05%                 532,226       13.618327
                                                                         1.10%                 372,318       17.159419
                                                                         1.15%                 157,423       17.131237
                                                                         1.20%               2,189,806       16.957444

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                              89,498           9.37%
                                                                              16,265           9.32%
                                                                              26,128           9.26%
                                                                              29,489           9.21%
                                                                           9,349,345          10.86%  01/21/00
                                                                           5,658,048          10.81%  01/21/00
                                                                             597,555          10.76%  01/21/00
                                                                             777,039          10.71%  01/21/00
                                                                             299,919          10.65%  01/21/00
                                                                             379,170          10.60%  01/21/00
                                                                             130,265          10.55%  01/21/00
                                                                              63,342          10.50%  01/21/00
                                                                              10,493          10.44%  01/21/00
                                                                             182,213          10.39%  01/21/00
                                                                              86,982          10.34%  01/21/00
                                                                              62,493          10.28%  01/21/00
                                                                             101,864          10.23%  01/21/00
                                                                              34,159          10.18%  01/21/00
                                                                              50,592          10.13%  01/21/00
                                                                               5,885          10.07%  01/21/00
                                                                                 436          10.02%  01/21/00
                                                                               1,980           9.97%  01/21/00
                                                                               1,185           9.86%  01/21/00
              1999 ..............................................         39,235,530          26.62%
                                                                          17,364,677          26.56%
                                                                           4,294,281          26.50%
                                                                             827,698          26.43%
                                                                             178,795          26.37%
                                                                           4,805,607          26.30%
                                                                             251,192          26.24%
                                                                           1,464,195          26.18%
                                                                             205,173          26.11%
                                                                              47,011          26.05%
                                                                              48,156          25.98%
                                                                             229,051          25.92%
                                                                               1,108          25.79%
                                                                              14,194          25.73%
                                                                                 234          16.97%  05/03/99
              1998 ..............................................         18,414,109          -3.99%
                                                                           9,143,089          -4.03%
                                                                           2,093,481          -4.08%
                                                                              18,500          29.64%  10/01/98
                                                                               9,813          29.63%  10/01/98
                                                                              45,650          25.86%  09/01/98
                                                                               3,901          25.84%  09/01/98
              1997 ..............................................            705,219          -1.76%  11/03/97
                                                                             364,310          -1.77%  11/03/97
                                                                              87,625          -1.78%  11/03/97

      Nationwide(R) SAT - Nationwide(R) Small Company Fund Class I
              2001 ..............................................         96,517,055          -7.60%
                                                                          44,649,588          -7.64%
                                                                           7,248,028          -7.69%
                                                                           6,388,761          -7.74%
                                                                           2,696,851          -7.78%
                                                                          37,133,513          -7.83%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         1.25%                 117,626       16.928867
                                                                         1.30%                 362,569       16.900322
                                                                         1.35%                 157,600       17.018889
                                                                         1.40%                 157,202       16.990870
                                                                         1.45%                  23,210       16.962886
                                                                         1.50%                 103,022       16.934952
                                                                         1.55%                  35,023       16.907018
                                                                         1.60%                  20,199       16.879142
                                                                         1.65%                  32,872       16.851295
                                                                         1.70%                   9,854       13.866158
                                                                         1.75%                  10,464       13.847390
                                                                         1.80%                  12,107       13.828616
                                                                         1.85%                  48,695       13.809877
                                                                         1.90%                   2,710       13.791138
                                                                         1.95%                     183       13.772426
                                                                         2.00%                      45       13.753727
                                                                         2.05%                  12,547       13.735040
                                                                         2.10%                       3       13.716369
                                                                         2.15%                      15       13.697716
                                                                         2.20%                   2,562       13.679062
                                                                         2.25%                   4,251        9.149061
                                                                         0.95%  EV***        1,383,141       17.014849
                                                                         1.00%  EV***          822,115       16.986860
                                                                         1.05%  EV***           69,114       16.958920
                                                                         1.10%  EV***          317,936       16.930984
                                                                         1.15%  EV***           82,149       16.903110
                                                                         1.20%  EV***           84,918       16.875240
                                                                         1.25%  EV***           85,659       14.077324
                                                                         1.30%  EV***           13,951       14.056170
                                                                         1.35%  EV***           21,900       14.035020
                                                                         1.40%  EV***           89,874       14.013927
                                                                         1.45%  EV***           12,793       13.992820
                                                                         1.50%  EV***           30,105       13.971760
                                                                         1.55%  EV***           22,389       13.950711
                                                                         1.60%  EV***           19,185       13.929687
                                                                         1.65%  EV***            6,390       13.908669
                                                                         1.70%  EV***            1,992       13.887683
                                                                         1.75%  EV***            2,470       13.866711
                                                                         1.80%  EV***              239       13.845774
                                                                         1.85%  EV***              850       13.824857
                                                                         2.05%  EV***              121       13.741349
                                                                         2.25%  EV***              210       13.658187
              2000 ..............................................        0.95%               6,381,124       14.799910
                                                                         1.00%               3,275,225       14.776367
                                                                         1.05%                 559,475       14.752842
                                                                         1.10%                 133,435       18.598401
                                                                         1.15%                  51,830       18.577322
                                                                         1.20%               1,312,706       18.398225
                                                                         1.25%                  77,770       18.376589
                                                                         1.30%                 349,046       18.354971
                                                                         1.35%                  65,782       18.493168
                                                                         1.40%                  33,617       18.472168
                                                                         1.45%                  17,982       18.451164
                                                                         1.50%                  57,030       18.430186

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                           1,991,275          -7.88%
                                                                           6,127,533          -7.93%
                                                                           2,682,177          -7.97%
                                                                           2,670,999          -8.02%
                                                                             393,709          -8.07%
                                                                           1,744,673          -8.11%
                                                                             592,134          -8.16%
                                                                             340,942          -8.21%
                                                                             553,936          -8.25%
                                                                             136,637          -8.30%
                                                                             144,899          -8.35%
                                                                             167,423          -8.39%
                                                                             672,472          -8.44%
                                                                              37,374          -8.49%
                                                                               2,520          -8.54%
                                                                                 619          -8.58%
                                                                             172,334          -8.63%
                                                                                  41          -8.68%
                                                                                 205          -8.72%
                                                                              35,046          -8.77%
                                                                              38,893          -8.82%
                                                                          23,533,935          -8.05%
                                                                          13,965,152          -8.09%
                                                                           1,172,099          -8.14%
                                                                           5,382,969          -8.19%
                                                                           1,388,574          -8.24%
                                                                           1,433,012          -8.28%
                                                                           1,205,849          -8.33%
                                                                             196,098          -8.38%
                                                                             307,367          -8.42%
                                                                           1,259,488          -8.47%
                                                                             179,010          -8.52%
                                                                             420,620          -8.56%
                                                                             312,342          -8.61%
                                                                             267,241          -8.66%
                                                                              88,876          -8.71%
                                                                              27,664          -8.75%
                                                                              34,251          -8.80%
                                                                               3,309          -8.85%
                                                                              11,751          -8.89%
                                                                               1,663          -9.08%
                                                                               2,868          -9.27%
              2000 ..............................................         94,440,061           7.87%
                                                                          48,395,927           7.81%
                                                                           8,253,846           7.76%
                                                                           2,481,678           7.71%
                                                                             962,863           7.65%
                                                                          24,151,460           7.60%
                                                                           1,429,147           7.54%
                                                                           6,406,729           7.49%
                                                                           1,216,518           7.44%
                                                                             620,979           7.38%
                                                                             331,789           7.33%
                                                                           1,051,074           7.27%

                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         1.55%                  22,938       18.409209
                                                                         1.60%                     491       18.388267
                                                                         1.65%                   8,378       18.367325
                                                                         1.70%                   3,350       15.121378
                                                                         1.75%                   3,878       15.108647
                                                                         1.80%                   1,037       15.095906
                                                                         1.90%                       4       15.070448
                                                                         0.95%  EV***          917,234       18.504013
                                                                         1.00%  EV***          655,683       18.483030
                                                                         1.05%  EV***           65,137       18.462044
                                                                         1.10%  EV***          161,570       18.441081
                                                                         1.15%  EV***           26,037       18.420139
                                                                         1.20%  EV***           53,846       18.399189
                                                                         1.25%  EV***           28,993       15.356464
                                                                         1.30%  EV***            1,975       15.341263
                                                                         1.35%  EV***            2,184       15.326036
                                                                         1.40%  EV***           52,906       15.310860
                                                                         1.45%  EV***            9,929       15.295646
                                                                         1.50%  EV***            9,183       15.280478
                                                                         1.55%  EV***            6,391       15.265297
                                                                         1.60%  EV***            2,404       15.250126
                                                                         1.65%  EV***            8,266       15.234953
                                                                         1.70%  EV***              606       15.219794
                                                                         1.75%  EV***              704       15.204656
                                                                         1.80%  EV***               71       15.189513
                                                                         1.85%  EV***               25       15.174391
              1999 ..............................................        0.95%               3,821,664       13.720318
                                                                         1.00%               2,163,204       13.705373
                                                                         1.05%                 372,212       13.690433
                                                                         1.10%                  31,317       17.267747
                                                                         1.15%                  10,027       17.256864
                                                                         1.20%                 730,073       17.099098
                                                                         1.25%                  21,333       17.087592
                                                                         1.30%                  52,855       17.076087
                                                                         1.35%                  12,642       17.213333
                                                                         1.40%                   1,566       17.202461
                                                                         1.45%                     842       17.191574
                                                                         1.50%                   7,417       17.180698
                                                                         1.70%                     237       14.124755
                                                                         1.75%                   1,202       14.120006
                                                                         1.80%                     308       14.115240
              1998 ..............................................        0.95%               2,522,929        9.617964
                                                                         1.00%               1,662,209        9.612340
                                                                         1.05%                 286,195        9.606706
                                                                         1.10%                   1,483       12.123056
                                                                         1.15%                      67       12.121529
                                                                         1.20%                       3       12.016781
                                                                         1.30%                       4       12.012761
              1997 ..............................................        0.95%                  86,736        9.613184
                                                                         1.00%                  62,861        9.612411
                                                                         1.05%                  12,512        9.611642

      Nationwide(R) SAT - Nationwide(R) Strategic Value Fund Class I
              2001 ..............................................        0.95%                 915,158        9.894502
                                                                         1.00%                 423,123        9.873761
                                                                         1.05%                 119,414        9.853022

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                             422,270           7.22%
                                                                               9,029           7.16%
                                                                             153,881           7.11%
                                                                              50,657           7.06%
                                                                              58,591           7.00%
                                                                              15,654           6.95%
                                                                                  60           6.84%
                                                                          16,972,510           1.29%  01/21/00
                                                                          12,119,009           1.24%  01/21/00
                                                                           1,202,562           1.19%  01/21/00
                                                                           2,979,525           1.15%  01/21/00
                                                                             479,605           1.10%  01/21/00
                                                                             990,723           1.05%  01/21/00
                                                                             445,230           1.00%  01/21/00
                                                                              30,299           0.95%  01/21/00
                                                                              33,472           0.91%  01/21/00
                                                                             810,036           0.86%  01/21/00
                                                                             151,870           0.81%  01/21/00
                                                                             140,321           0.76%  01/21/00
                                                                              97,561           0.71%  01/21/00
                                                                              36,661           0.66%  01/21/00
                                                                             125,932           0.62%  01/21/00
                                                                               9,223           0.57%  01/21/00
                                                                              10,704           0.52%  01/21/00
                                                                               1,078           0.47%  01/21/00
                                                                                 379           0.42%  01/21/00
              1999 ..............................................         52,434,445          42.65%
                                                                          29,647,518          42.58%
                                                                           5,095,743          42.51%
                                                                             540,774          42.44%
                                                                             173,035          42.37%
                                                                          12,483,590          42.29%
                                                                             364,530          42.22%
                                                                             902,557          42.15%
                                                                             217,611          42.08%
                                                                              26,939          42.01%
                                                                              14,475          41.93%
                                                                             127,429          41.86%
                                                                               3,348          41.25%  05/03/99
                                                                              16,972          41.20%  05/03/99
                                                                               4,347          41.15%  05/03/99
              1998 ..............................................         24,265,440           0.05%
                                                                          15,977,718           0.00%
                                                                           2,749,391          -0.05%
                                                                              17,978          21.23%  10/01/98
                                                                                 812          21.22%  10/01/98
                                                                                  36          20.17%  09/01/98
                                                                                  48          20.13%  09/01/98
              1997 ..............................................            833,809          -3.87%  11/03/97
                                                                             604,246          -3.88%  11/03/97
                                                                             120,261          -3.88%  11/03/97

      Nationwide(R) SAT - Nationwide(R) Strategic Value Fund Class I
              2001 ..............................................          9,055,033          -4.18%
                                                                           4,177,815          -4.23%
                                                                           1,176,589          -4.28%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         1.10%                   6,407       12.717972
                                                                         1.15%                   2,999       12.697103
                                                                         1.20%                 161,635       12.142851
                                                                         1.25%                  15,813       12.122397
                                                                         1.30%                  38,194       12.101949
                                                                         1.35%                   5,156       12.613785
                                                                         1.40%                   4,134       12.593029
                                                                         1.45%                   2,957       12.572301
                                                                         1.50%                   9,832       12.551564
                                                                         1.55%                   1,867       12.530882
                                                                         1.60%                     119       12.510199
                                                                         1.65%                   1,216       12.489572
                                                                         1.80%                     789        8.575738
                                                                         0.95%  EV***           29,852       12.594658
                                                                         1.00%  EV***           46,392       12.573942
                                                                         1.05%  EV***           13,336       12.553222
                                                                         1.10%  EV***            2,133       12.532549
                                                                         1.20%  EV***            8,751       12.491250
                                                                         1.30%  EV***            1,229        9.931849
                                                                         1.40%  EV***            3,478        9.901993
                                                                         1.45%  EV***              251        9.887058
                                                                         1.65%  EV***              146        9.827565
              2000 ..............................................        0.95%                 937,668       10.326230
                                                                         1.00%                 610,165       10.309817
                                                                         1.05%                 119,251       10.293400
                                                                         1.10%                   8,281       13.293158
                                                                         1.15%                   2,517       13.278102
                                                                         1.20%                 174,755       12.704964
                                                                         1.25%                  14,900       12.690016
                                                                         1.30%                  32,366       12.675084
                                                                         1.35%                   8,325       13.217900
                                                                         1.40%                   4,131       13.202878
                                                                         1.45%                   3,419       13.187886
                                                                         1.50%                  11,997       13.172860
                                                                         1.55%                   1,867       13.157882
                                                                         1.60%                     119       13.142888
                                                                         1.65%                   1,035       13.127925
                                                                         1.80%                     901        9.027908
                                                                         0.95%  EV***           31,054       13.204656
                                                                         1.00%  EV***           53,570       13.189671
                                                                         1.05%  EV***           12,019       13.174668
                                                                         1.10%  EV***            1,934       13.159697
                                                                         1.15%  EV***            1,067       13.144720
                                                                         1.20%  EV***           11,209       13.129756
                                                                         1.40%  EV***            2,190       10.429501
                                                                         1.45%  EV***              252       10.419119
                                                                         1.65%  EV***              144       10.377722
              1999 ..............................................        0.95%                 855,184        9.687523
                                                                         1.00%                 389,197        9.676976
                                                                         1.05%                 121,052        9.666432
                                                                         1.10%                   3,536       12.489739
                                                                         1.15%                   1,129       12.481871
                                                                         1.20%                  39,603       11.949113

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                              81,484          -4.33%
                                                                              38,079          -4.38%
                                                                           1,962,710          -4.42%
                                                                             191,691          -4.47%
                                                                             462,222          -4.52%
                                                                              65,037          -4.57%
                                                                              52,060          -4.62%
                                                                              37,176          -4.67%
                                                                             123,407          -4.72%
                                                                              23,395          -4.77%
                                                                               1,489          -4.81%
                                                                              15,187          -4.86%
                                                                               6,766          -5.01%
                                                                             375,976          -4.62%
                                                                             583,330          -4.67%
                                                                             167,410          -4.72%
                                                                              26,732          -4.77%
                                                                             109,311          -4.86%
                                                                              12,206          -4.96%
                                                                              34,439          -5.06%
                                                                               2,482          -5.11%
                                                                               1,435          -5.30%
              2000 ..............................................          9,682,575           6.59%
                                                                           6,290,689           6.54%
                                                                           1,227,498           6.49%
                                                                             110,081           6.43%
                                                                              33,421           6.38%
                                                                           2,220,256           6.33%
                                                                             189,081           6.27%
                                                                             410,242           6.22%
                                                                             110,039           6.17%
                                                                              54,541           6.11%
                                                                              45,089           6.06%
                                                                             158,035           6.00%
                                                                              24,566           5.95%
                                                                               1,564           5.90%
                                                                              13,587           5.84%
                                                                               8,134           5.68%
                                                                             410,057           7.80%  01/21/00
                                                                             706,571           7.75%  01/21/00
                                                                             158,346           7.70%  01/21/00
                                                                              25,451           7.65%  01/21/00
                                                                              14,025           7.60%  01/21/00
                                                                             147,171           7.54%  01/21/00
                                                                              22,841           7.34%  01/21/00
                                                                               2,626           7.29%  01/21/00
                                                                               1,494           7.08%  01/21/00
              1999 ..............................................          8,284,615          -3.99%
                                                                           3,766,250          -4.04%
                                                                           1,170,141          -4.09%
                                                                              44,164          -4.14%
                                                                              14,092          -4.18%
                                                                             473,221          -4.23%

                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         1.25%                   6,717       11.941061
                                                                         1.30%                  17,949       11.933031
                                                                         1.35%                   5,161       12.450334
                                                                         1.40%                   3,398       12.442449
                                                                         1.45%                   2,925       12.434581
                                                                         1.50%                   6,451       12.426696
                                                                         1.65%                     195       12.403079
                                                                         1.80%                     995        8.542404
              1998 ..............................................        0.95%                 851,333       10.090240
                                                                         1.00%                 373,650       10.084334
                                                                         1.05%                 122,222       10.078441
                                                                         1.10%                     184       13.028676
                                                                         1.15%                     283       13.027042
                                                                         1.20%                     853       12.477330
                                                                         1.30%                       3       12.473162
              1997 ..............................................        0.95%                  25,735       10.147459
                                                                         1.00%                  16,175       10.146650
                                                                         1.05%                   5,736       10.145838

      Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I
              2001 ..............................................        0.95%               3,099,984       12.263081
                                                                         1.00%               1,708,576       12.237328
                                                                         1.05%                 196,504       12.211625
                                                                         1.10%                 294,631       13.352487
                                                                         1.15%                 110,516       13.330533
                                                                         1.20%               1,072,257       13.096398
                                                                         1.25%                  98,558       13.074320
                                                                         1.30%                 299,300       13.052260
                                                                         1.35%                  74,055       13.242999
                                                                         1.40%                  72,972       13.221187
                                                                         1.45%                  12,254       13.199389
                                                                         1.50%                  62,273       13.177611
                                                                         1.55%                  11,388       13.155873
                                                                         1.60%                   4,027       13.134144
                                                                         1.65%                  16,486       13.112455
                                                                         1.70%                     804        8.352516
                                                                         1.75%                   1,521        8.341195
                                                                         1.80%                   7,693        8.329869
                                                                         1.85%                   2,903        8.318555
                                                                         1.90%                      17        8.307241
                                                                         2.00%                     550        8.284669
                                                                         2.05%                  12,368        8.273390
                                                                         0.95%  EV***          859,178       13.216069
                                                                         1.00%  EV***        1,062,424       13.194282
                                                                         1.05%  EV***           74,577       13.172522
                                                                         1.10%  EV***          299,214       13.150802
                                                                         1.15%  EV***           68,087       13.129094
                                                                         1.20%  EV***           50,744       13.107408
                                                                         1.25%  EV***           53,071       10.195247
                                                                         1.30%  EV***            2,844       10.179914
                                                                         1.35%  EV***           14,747       10.164569
                                                                         1.40%  EV***           51,280       10.149256
                                                                         1.45%  EV***           23,568       10.133953
                                                                         1.50%  EV***           19,707       10.118653
                                                                         1.55%  EV***           28,288       10.103383
                                                                         1.60%  EV***           13,763       10.088127

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                              80,208          -4.28%
                                                                             214,186          -4.33%
                                                                              64,256          -4.38%
                                                                              42,279          -4.43%
                                                                              36,371          -4.48%
                                                                              80,165          -4.52%
                                                                               2,419          -4.67%
                                                                               8,500         -14.58%  05/03/99
              1998 ..............................................          8,590,154          -0.56%
                                                                           3,768,011          -0.61%
                                                                           1,231,807          -0.66%
                                                                               2,397          30.29%  10/01/98
                                                                               3,687          30.27%  10/01/98
                                                                              10,643          24.77%  09/01/98
                                                                                  37          24.73%  09/01/98
              1997 ..............................................            261,145           1.47%  11/03/97
                                                                             164,122           1.47%  11/03/97
                                                                              58,197           1.46%  11/03/97

      Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I
              2001 ..............................................         38,015,355         -30.98%
                                                                          20,908,405         -31.01%
                                                                           2,399,633         -31.05%
                                                                           3,934,057         -31.08%
                                                                           1,473,237         -31.12%
                                                                          14,042,704         -31.15%
                                                                           1,288,579         -31.19%
                                                                           3,906,541         -31.22%
                                                                             980,710         -31.26%
                                                                             964,776         -31.29%
                                                                             161,745         -31.33%
                                                                             820,609         -31.36%
                                                                             149,819         -31.40%
                                                                              52,891         -31.43%
                                                                             216,172         -31.47%
                                                                               6,715         -31.50%
                                                                              12,687         -31.54%
                                                                              64,082         -31.57%
                                                                              24,149         -31.61%
                                                                                 141         -31.64%
                                                                               4,557         -31.71%
                                                                             102,325         -31.75%
                                                                          11,354,956         -31.48%
                                                                          14,017,922         -31.52%
                                                                             982,367         -31.55%
                                                                           3,934,904         -31.59%
                                                                             893,921         -31.62%
                                                                             665,122         -31.66%
                                                                             541,072         -31.69%
                                                                              28,952         -31.73%
                                                                             149,897         -31.76%
                                                                             520,454         -31.80%
                                                                             238,837         -31.83%
                                                                             199,408         -31.87%
                                                                             285,804         -31.90%
                                                                             138,843         -31.94%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                        CONTRACT                        UNIT          CONTRACT      TOTAL
                                                      EXPENSE RATE*      UNITS      FAIR VALUE    OWNERS' EQUITY   RETURN**
                                                     ---------------  -----------   -----------  ---------------- ----------
                                                        1.65%  EV***        6,766    10.072894           68,153     -31.97%
                                                        1.70%  EV***       10,442    10.057660          105,022     -32.01%
                                                        1.75%  EV***        3,188    10.042441           32,015     -32.04%
                                                        1.80%  EV***          133    10.027240            1,334     -32.08%
                                                        1.85%  EV***          690    10.012051            6,908     -32.11%
                                                        1.90%  EV***          157     9.996881            1,570     -32.15%
                                                        1.95%  EV***           22     9.981726              220     -32.18%
                                                        2.00%  EV***          101     9.966598            1,007     -32.22%
      2000 .......................................      0.95%           3,465,292    17.766242       61,565,216     -16.18%
                                                        1.00%           2,026,048    17.737976       35,937,991     -16.22%
                                                        1.05%             257,361    17.709761        4,557,802     -16.26%
                                                        1.10%             175,471    19.374164        3,399,604     -16.31%
                                                        1.15%              46,725    19.352193          904,231     -16.35%
                                                        1.20%           1,029,346    19.022019       19,580,239     -16.39%
                                                        1.25%              86,140    18.999657        1,636,630     -16.43%
                                                        1.30%             297,231    18.977298        5,640,641     -16.47%
                                                        1.35%              35,432    19.264494          682,580     -16.52%
                                                        1.40%              13,165    19.242613          253,329     -16.56%
                                                        1.45%               9,433    19.220739          181,309     -16.60%
                                                        1.50%              59,186    19.198852        1,136,303     -16.64%
                                                        1.55%               5,814    19.177019          111,495     -16.69%
                                                        1.60%                 982    19.155179           18,810     -16.73%
                                                        1.65%               8,677    19.133359          166,020     -16.77%
                                                        1.70%                 437    12.194050            5,329     -16.81%
                                                        1.75%              21,744    12.183768          264,924     -16.85%
                                                        1.80%                  41    12.173489              499     -16.90%
                                                        1.90%                  14    12.152925              170     -16.98%
                                                        0.95%  EV***      670,835    19.287913       12,939,007     -22.69% 01/21/00
                                                        1.00%  EV***      991,277    19.266026       19,097,968     -22.73% 01/21/00
                                                        1.05%  EV***       62,680    19.244138        1,206,223     -22.76% 01/21/00
                                                        1.10%  EV***      115,255    19.222288        2,215,465     -22.80% 01/21/00
                                                        1.15%  EV***       39,489    19.200441          758,206     -22.84% 01/21/00
                                                        1.20%  EV***       39,397    19.178592          755,579     -22.87% 01/21/00
                                                        1.25%  EV***       46,232    14.925252          690,024     -22.91% 01/21/00
                                                        1.30%  EV***        9,996    14.910479          149,045     -22.95% 01/21/00
                                                        1.35%  EV***        7,477    14.895685          111,375     -22.98% 01/21/00
                                                        1.40%  EV***       28,263    14.880925          420,580     -23.02% 01/21/00
                                                        1.45%  EV***        9,564    14.866149          142,180     -23.06% 01/21/00
                                                        1.50%  EV***        7,808    14.851385          115,960     -23.09% 01/21/00
                                                        1.55%  EV***        7,641    14.836614          113,367     -23.13% 01/21/00
                                                        1.60%  EV***       13,847    14.821873          205,238     -23.17% 01/21/00
                                                        1.65%  EV***        1,315    14.807150           19,471     -23.20% 01/21/00
                                                        1.70%  EV***        3,033    14.792416           44,865     -23.24% 01/21/00
                                                        1.75%  EV***        1,481    14.777679           21,886     -23.28% 01/21/00
                                                        1.80%  EV***           70    14.762964            1,033     -23.32% 01/21/00
                                                        1.85%  EV***           71    14.748240            1,047     -23.35% 01/21/00
                                                        1.90%  EV***          119    14.733531            1,753     -23.39% 01/21/00
                                                        1.95%  EV***           22    14.718828              324     -23.43% 01/21/00
                                                        2.00%  EV***          101    14.704149            1,485     -23.46% 01/21/00
      1999 .......................................      0.95%           2,210,320    21.195607       46,849,074      83.00%
                                                        1.00%           1,127,322    21.172544       23,868,275      82.91%
                                                        1.05%             161,063    21.149503        3,406,402      82.82%
                                                        1.10%              41,723    23.148836          965,839      82.72%

                                                        CONTRACT                        UNIT          CONTRACT      TOTAL
                                                      EXPENSE RATE*      UNITS      FAIR VALUE    OWNERS' EQUITY   RETURN**
                                                     ---------------  -----------   -----------  ---------------- ----------
                                                        1.15%               6,544    23.134244          151,390      82.63%
                                                        1.20%             297,386    22.750997        6,765,828      82.54%
                                                        1.25%              36,473    22.735718          829,240      82.45%
                                                        1.30%             161,921    22.720430        3,678,915      82.36%
                                                        1.35%               8,177    23.075929          188,692      82.26%
                                                        1.40%               3,393    23.061361           78,247      82.17%
                                                        1.45%               5,187    23.046789          119,544      82.08%
                                                        1.50%              17,499    23.032196          403,040      81.99%
                                                        1.55%                  69    23.017640            1,588      81.89%
                                                        1.60%                  74    23.003080            1,702      81.80%
                                                        1.65%                 656    22.988509           15,080      81.71%
                                                        1.70%                 126    14.658438            1,847      46.58% 05/03/99
      1998 .......................................      0.95%             489,081    11.582258        5,664,662      13.51%
                                                        1.00%             221,759    11.575478        2,566,966      13.45%
                                                        1.05%              42,543    11.568711          492,168      13.39%
                                                        1.10%                 896    12.668723           11,351      26.69% 10/01/98
                                                        1.15%                  52    12.667131              659      26.67% 10/01/98
                                                        1.30%                 134    12.459415            1,670      24.59% 09/01/98
      1997 .......................................      0.95%              21,892    10.204129          223,389       2.04% 11/03/97
                                                        1.00%               6,629    10.203313           67,638       2.03% 11/03/97
                                                        1.05%               3,432    10.202497           35,015       2.02% 11/03/97

Nationwide(R) SAT - Total Return Fund Class I
      2001 .......................................      0.95%          21,138,595    10.745186      227,138,135     -12.66%
                                                        1.00%          12,199,644    10.722650      130,812,513     -12.71%
                                                        1.05%           1,930,262    10.700156       20,654,105     -12.75%
                                                        1.10%           1,413,519    10.708803       15,137,097     -12.80%
                                                        1.15%             470,650    10.691229        5,031,827     -12.84%
                                                        1.20%           2,313,841    10.654646       24,653,157     -12.88%
                                                        1.25%             349,435    10.636664        3,716,823     -12.93%
                                                        1.30%             500,670    10.618745        5,316,487     -12.97%
                                                        1.35%             312,186    10.621089        3,315,755     -13.02%
                                                        1.40%             221,961    10.603608        2,353,587     -13.06%
                                                        1.45%             104,091    10.586142        1,101,922     -13.11%
                                                        1.50%             194,279    10.568710        2,053,278     -13.15%
                                                        1.55%              32,386    10.551259          341,713     -13.20%
                                                        1.60%              29,054    10.533860          306,051     -13.24%
                                                        1.65%              66,786    10.516473          702,353     -13.28%
                                                        1.70%              22,296     8.216536          183,196     -13.33%
                                                        1.75%                 251     8.205402            2,060     -13.37%
                                                        1.80%              15,614     8.194278          127,945     -13.42%
                                                        1.85%               2,407     8.183165           19,697     -13.46%
                                                        1.90%               2,725     8.172057           22,269     -13.51%
                                                        1.95%                 314     8.160969            2,563     -13.55%
                                                        2.00%                  18     8.149891              147     -13.59%
                                                        2.05%               7,608     8.138802           61,920     -13.64%
                                                        2.10%                 676     8.127729            5,494     -13.68%
                                                        2.20%               1,286     8.105635           10,424     -13.77%
                                                        2.25%               2,827     8.506385           24,048     -13.82%
                                                        0.95%  EV***    3,169,215    10.600472       33,595,175     -13.12%
                                                        1.00%  EV***    2,008,924    10.583024       21,260,491     -13.16%
                                                        1.05%  EV***      200,081    10.565592        2,113,974     -13.21%
                                                        1.10%  EV***      744,897    10.548171        7,857,301     -13.25%
                                                        1.15%  EV***      135,681    10.530779        1,428,827     -13.30%
                                                        1.20%  EV***      145,825    10.513418        1,533,119     -13.34%


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                        CONTRACT                        UNIT          CONTRACT      TOTAL
                                                      EXPENSE RATE*      UNITS      FAIR VALUE    OWNERS' EQUITY   RETURN**
                                                     ---------------  -----------   -----------  ---------------- ----------
                                                        1.25%  EV***      175,801     8.809359        1,548,694     -13.39%
                                                        1.30%  EV***       48,158     8.796103          423,603     -13.43%
                                                        1.35%  EV***       38,849     8.782879          341,206     -13.48%
                                                        1.40%  EV***      141,177     8.769648        1,238,073     -13.52%
                                                        1.45%  EV***       21,695     8.756442          189,971     -13.56%
                                                        1.50%  EV***       22,741     8.743252          198,830     -13.61%
                                                        1.55%  EV***       22,436     8.730063          195,868     -13.65%
                                                        1.60%  EV***       20,039     8.716895          174,678     -13.70%
                                                        1.65%  EV***       10,557     8.703749           91,885     -13.74%
                                                        1.70%  EV***       13,134     8.690601          114,142     -13.79%
                                                        1.75%  EV***           63     8.677478              547     -13.83%
                                                        1.80%  EV***          617     8.664337            5,346     -13.87%
                                                        1.85%  EV***        3,560     8.651250           30,798     -13.92%
                                                        2.00%  EV***        3,163     8.612022           27,240     -14.05%
                                                        2.05%  EV***           94     8.598963              808     -14.10%
      2000 .......................................      0.95%          21,604,237    12.303050      265,798,008      -3.05%
                                                        1.00%          13,786,712    12.283490      169,348,939      -3.09%
                                                        1.05%           2,193,618    12.263952       26,902,426      -3.14%
                                                        1.10%             897,268    12.280107       11,018,547      -3.19%
                                                        1.15%             269,891    12.266207        3,310,539      -3.24%
                                                        1.20%           1,939,840    12.230458       23,725,132      -3.29%
                                                        1.25%             242,523    12.216049        2,962,673      -3.34%
                                                        1.30%             514,713    12.201684        6,280,365      -3.39%
                                                        1.35%             118,911    12.210612        1,451,976      -3.43%
                                                        1.40%             115,554    12.196740        1,409,382      -3.48%
                                                        1.45%              94,783    12.182869        1,154,729      -3.53%
                                                        1.50%             112,594    12.169023        1,370,159      -3.58%
                                                        1.55%              15,150    12.155152          184,151      -3.63%
                                                        1.60%               7,070    12.141316           85,839      -3.68%
                                                        1.65%              31,574    12.127493          382,913      -3.73%
                                                        1.70%               8,286     9.480069           78,552      -3.78%
                                                        1.75%                 251     9.472081            2,377      -3.82%
                                                        1.80%               3,578     9.464087           33,863      -3.87%
                                                        0.95%  EV***    1,775,282    12.201268       21,660,691      -0.48% 01/21/00
                                                        1.00%  EV***    1,525,750    12.187418       18,594,953      -0.53% 01/21/00
                                                        1.05%  EV***      114,829    12.173568        1,397,879      -0.58% 01/21/00
                                                        1.10%  EV***      186,179    12.159716        2,263,884      -0.63% 01/21/00
                                                        1.15%  EV***       45,410    12.145887          551,545      -0.67% 01/21/00
                                                        1.20%  EV***       72,364    12.132071          877,925      -0.72% 01/21/00
                                                        1.25%  EV***       57,777    10.170866          587,642      -0.77% 01/21/00
                                                        1.30%  EV***        1,579    10.160770           16,044      -0.81% 01/21/00
                                                        1.35%  EV***        3,558    10.150696           36,116      -0.86% 01/21/00
                                                        1.40%  EV***       55,314    10.140613          560,918      -0.91% 01/21/00
                                                        1.45%  EV***        7,522    10.130541           76,202      -0.96% 01/21/00
                                                        1.50%  EV***        7,818    10.120477           79,122      -1.00% 01/21/00
                                                        1.55%  EV***        8,118    10.110405           82,076      -1.05% 01/21/00
                                                        1.60%  EV***          894    10.100353            9,030      -1.10% 01/21/00
                                                        1.65%  EV***        5,246    10.090301           52,934      -1.14% 01/21/00
                                                        1.70%  EV***          197    10.080262            1,986      -1.19% 01/21/00
      1999 .......................................      0.95%          21,475,586    12.689484      272,514,105       5.93%
                                                        1.00%          14,214,470    12.675660      180,177,789       5.87%
                                                        1.05%           2,085,036    12.661861       26,400,436       5.82%
                                                        1.10%             617,170    12.684916        7,828,750       5.77%
                                                        1.15%             139,886    12.676933        1,773,325       5.71%

                                                        CONTRACT                        UNIT          CONTRACT      TOTAL
                                                      EXPENSE RATE*      UNITS      FAIR VALUE    OWNERS' EQUITY   RETURN**
                                                     ---------------  -----------   -----------  ---------------- ----------
                                                        1.20%           1,044,633    12.646339       13,210,783       5.66%
                                                        1.25%             101,073    12.637807        1,277,341       5.61%
                                                        1.30%             356,156    12.629301        4,498,001       5.55%
                                                        1.35%              59,779    12.644908          755,900       5.50%
                                                        1.40%              70,848    12.636905          895,299       5.45%
                                                        1.45%              44,637    12.628895          563,716       5.39%
                                                        1.50%              17,826    12.620906          224,980       5.34%
                                                        1.55%               8,216    12.612898          103,628       5.29%
                                                        1.65%               2,062    12.596911           25,975       5.18%
                                                        1.70%                 444     9.851989            4,374      -1.48% 05/03/99
                                                        1.75%               1,503     9.848668           14,803      -1.51% 05/03/99
                                                        1.80%                  30     9.845340              295      -1.55% 05/03/99
      1998 .......................................      0.95%          13,864,097    11.979444      166,084,174      16.95%
                                                        1.00%           8,568,927    11.972436      102,590,930      16.89%
                                                        1.05%           1,401,147    11.965436       16,765,335      16.84%
                                                        1.10%              25,762    11.993303          308,971      19.93% 10/01/98
                                                        1.15%               5,337    11.991803           64,000      19.92% 10/01/98
                                                        1.20%               2,684    11.968910           32,125      19.69% 09/01/98
                                                        1.25%               1,175    11.966903           14,061      19.67% 09/01/98
                                                        1.30%               1,548    11.964909           18,522      19.65% 09/01/98
                                                        1.35%                 265    11.985762            3,176      19.86% 10/01/98
      1997 .......................................      0.95%             379,933    10.242940        3,891,631       2.43% 11/03/97
                                                        1.00%             160,888    10.242118        1,647,834       2.42% 11/03/97
                                                        1.05%              50,646    10.241300          518,681       2.41% 11/03/97

Nationwide(R) SAT - Turner Growth Focus Fund Class I
      2001 .......................................      0.95%             409,928     3.822207        1,566,830     -39.61%
                                                        1.00%             232,455     3.819785          887,928     -39.64%
                                                        1.05%               2,676     3.817374           10,215     -39.68%
                                                        1.10%              65,383     3.814943          249,432     -39.71%
                                                        1.15%              35,771     3.812534          136,378     -39.74%
                                                        1.20%             252,378     3.810112          961,588     -39.77%
                                                        1.25%               8,031     3.807695           30,580     -39.80%
                                                        1.30%             136,637     3.805277          519,942     -39.83%
                                                        1.35%              28,793     3.802866          109,496     -39.86%
                                                        1.40%               4,716     3.800451           17,923     -39.89%
                                                        1.45%               2,747     3.798019           10,433     -39.92%
                                                        1.50%                 669     3.795617            2,539     -39.95%
                                                        1.60%               8,482     3.790788           32,153     -40.01%
                                                        1.65%               1,368     3.788369            5,182     -40.05%
                                                        1.70%                 909     3.785951            3,441     -40.08%
                                                        1.85%               2,258     3.778714            8,532     -40.17%
                                                        0.95%  EV***      475,338     3.540962        1,683,154     -40.25%
                                                        1.00%  EV***      198,377     3.538232          701,904     -40.28%
                                                        1.05%  EV***        4,811     3.535516           17,009     -40.31%
                                                        1.10%  EV***       35,687     3.532803          126,075     -40.34%
                                                        1.15%  EV***        6,937     3.530094           24,488     -40.37%
                                                        1.20%  EV***        6,904     3.527369           24,353     -40.40%
                                                        1.25%  EV***        3,728     3.524647           13,140     -40.43%
                                                        1.40%  EV***        7,054     3.516509           24,805     -40.52%
                                                        1.55%  EV***          892     3.508371            3,129     -40.62%
                                                        1.60%  EV***        5,259     3.505664           18,436     -40.65%
                                                        1.90%  EV***          610     3.489412            2,129     -40.83%
      2000 .......................................      0.95%             115,377     6.329633          730,294     -36.70% 10/02/00
                                                        1.00%              84,415     6.328858          534,251     -36.71% 10/02/00
                                                        1.05%                 688     6.328083            4,354     -36.72% 10/02/00


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                        CONTRACT                        UNIT          CONTRACT      TOTAL
                                                      EXPENSE RATE*      UNITS      FAIR VALUE    OWNERS' EQUITY   RETURN**
                                                     ---------------  -----------   -----------  ---------------- ----------
                                                        1.10%               2,690     6.327305           17,020     -36.73% 10/02/00
                                                        1.15%               7,446     6.326526           47,107     -36.73% 10/02/00
                                                        1.20%               7,738     6.325751           48,949     -36.74% 10/02/00
                                                        1.25%               1,633     6.324975           10,329     -36.75% 10/02/00
                                                        1.30%               1,618     6.324196           10,233     -36.76% 10/02/00
                                                        1.35%               3,951     6.323419           24,984     -36.77% 10/02/00
                                                        1.40%                 111     6.322639              702     -36.77% 10/02/00
                                                        1.45%               3,800     6.321864           24,023     -36.78% 10/02/00
                                                        1.50%                 399     6.321085            2,522     -36.79% 10/02/00
                                                        0.95%  EV***       65,308     5.925979          387,014     -36.80% 10/02/00
                                                        1.00%  EV***        1,409     5.924475            8,348     -36.80% 10/02/00
                                                        1.05%  EV***        2,313     5.922978           13,700     -36.81% 10/02/00
                                                        1.10%  EV***        1,350     5.921476            7,994     -36.82% 10/02/00
                                                        1.15%  EV***        1,416     5.919980            8,383     -36.83% 10/02/00
                                                        1.20%  EV***          384     5.918477            2,273     -36.84% 10/02/00
                                                        1.25%  EV***          149     5.916979              882     -36.84% 10/02/00
                                                        1.40%  EV***           15     5.912474               89     -36.87% 10/02/00

Neuberger Berman AMT - Guardian Portfolio
      2001 .......................................      0.95%           2,662,638    15.240204       40,579,146      -2.45%
                                                        1.00%           1,492,132    15.208263       22,692,736      -2.50%
                                                        1.05%             308,026    15.176361        4,674,714      -2.55%
                                                        1.10%             217,312    14.271602        3,101,390      -2.60%
                                                        1.15%             118,783    14.248188        1,692,443      -2.65%
                                                        1.20%             986,690    13.589004       13,408,134      -2.70%
                                                        1.25%              83,041    13.566133        1,126,545      -2.75%
                                                        1.30%             207,653    13.543264        2,812,299      -2.80%
                                                        1.35%             128,486    14.154744        1,818,686      -2.85%
                                                        1.40%             128,915    14.131442        1,821,755      -2.90%
                                                        1.45%              18,512    14.108196          261,171      -2.94%
                                                        1.50%              52,912    14.084942          745,262      -2.99%
                                                        1.55%              23,986    14.061726          337,285      -3.04%
                                                        1.60%              14,300    14.038550          200,751      -3.09%
                                                        1.65%              21,102    14.015386          295,753      -3.14%
                                                        1.70%               6,193     9.594571           59,419      -3.19%
                                                        1.75%               6,499     9.581590           62,271      -3.24%
                                                        1.80%              17,302     9.568605          165,556      -3.29%
                                                        1.85%              64,160     9.555631          613,089      -3.34%
                                                        1.90%               1,520     9.542657           14,505      -3.39%
                                                        2.00%                 142     9.516777            1,351      -3.49%
                                                        2.15%                  21     9.478011              199      -3.64%
                                                        2.20%                 205     9.465116            1,940      -3.69%
                                                        2.25%               4,786     9.707419           46,460      -3.74%
                                                        0.95%  EV***      673,969    14.137938        9,528,532      -2.91%
                                                        1.00%  EV***      445,921    14.114656        6,294,022      -2.96%
                                                        1.05%  EV***       37,271    14.091431          525,202      -3.01%
                                                        1.10%  EV***      208,212    14.068237        2,929,176      -3.06%
                                                        1.15%  EV***       71,826    14.045040        1,008,799      -3.10%
                                                        1.20%  EV***       33,200    14.021893          465,527      -3.15%
                                                        1.25%  EV***       71,798    10.492557          753,345      -3.20%
                                                        1.30%  EV***       16,842    10.476781          176,450      -3.25%
                                                        1.35%  EV***       30,927    10.461017          323,528      -3.30%
                                                        1.40%  EV***       38,793    10.445271          405,203      -3.35%
                                                        1.45%  EV***       13,974    10.429554          145,743      -3.40%

                                                        CONTRACT                        UNIT          CONTRACT      TOTAL
                                                      EXPENSE RATE*      UNITS      FAIR VALUE    OWNERS' EQUITY   RETURN**
                                                     ---------------  -----------   -----------  ---------------- ----------
                                                        1.50%  EV***       31,494    10.413859          327,974      -3.45%
                                                        1.55%  EV***       41,054    10.398149          426,886      -3.50%
                                                        1.60%  EV***       32,681    10.382471          339,310      -3.55%
                                                        1.65%  EV***        6,005    10.366818           62,253      -3.60%
                                                        1.70%  EV***        5,893    10.351167           60,999      -3.65%
                                                        1.75%  EV***        1,059    10.335556           10,945      -3.70%
                                                        1.80%  EV***          281    10.319927            2,900      -3.75%
                                                        1.85%  EV***        3,019    10.304339           31,109      -3.80%
      2000 .......................................      0.95%           2,192,923    15.622790       34,259,576       0.18%
                                                        1.00%           1,357,933    15.597974       21,181,004       0.13%
                                                        1.05%             288,948    15.573167        4,499,835       0.07%
                                                        1.10%              86,653    14.652210        1,269,658       0.02%
                                                        1.15%              21,785    14.635622          318,837      -0.03%
                                                        1.20%             615,977    13.965623        8,602,503      -0.08%
                                                        1.25%              35,455    13.949218          494,570      -0.13%
                                                        1.30%             119,521    13.932809        1,665,263      -0.18%
                                                        1.35%              19,143    14.569299          278,900      -0.23%
                                                        1.40%              24,082    14.552749          350,459      -0.28%
                                                        1.45%               3,186    14.536223           46,312      -0.33%
                                                        1.50%              23,428    14.519679          340,167      -0.38%
                                                        1.55%               1,378    14.503162           19,985      -0.43%
                                                        1.65%               2,443    14.470155           35,351      -0.53%
                                                        1.70%                 285     9.910972            2,825      -0.58%
                                                        1.75%               3,472     9.902625           34,382      -0.63%
                                                        1.80%               7,213     9.894278           71,367      -0.68%
                                                        0.95%  EV***      315,183    14.561147        4,589,426       1.70% 01/21/00
                                                        1.00%  EV***      204,933    14.544597        2,980,668       1.65% 01/21/00
                                                        1.05%  EV***       11,863    14.528080          172,347       1.60% 01/21/00
                                                        1.10%  EV***       33,639    14.511581          488,155       1.55% 01/21/00
                                                        1.15%  EV***       35,993    14.495072          521,721       1.51% 01/21/00
                                                        1.20%  EV***        9,138    14.478592          132,305       1.46% 01/21/00
                                                        1.25%  EV***        5,055    10.839853           54,795       1.41% 01/21/00
                                                        1.30%  EV***          849    10.829091            9,194       1.36% 01/21/00
                                                        1.35%  EV***          800    10.818352            8,655       1.31% 01/21/00
                                                        1.40%  EV***        3,850    10.807613           41,609       1.26% 01/21/00
                                                        1.45%  EV***          927    10.796885           10,009       1.22% 01/21/00
                                                        1.50%  EV***        8,310    10.786167           89,633       1.17% 01/21/00
                                                        1.55%  EV***        1,946    10.775435           20,969       1.12% 01/21/00
                                                        1.65%  EV***          497    10.754017            5,345       1.02% 01/21/00
                                                        1.70%  EV***          455    10.743293            4,888       0.98% 01/21/00
                                                        1.75%  EV***           75    10.732608              805       0.93% 01/21/00
      1999 .......................................      0.95%           1,942,636    15.595438       30,296,259      13.84%
                                                        1.00%           1,363,861    15.578481       21,246,883      13.78%
                                                        1.05%             285,941    15.561518        4,449,676      13.73%
                                                        1.10%              64,044    14.648600          938,155      13.67%
                                                        1.15%              12,649    14.639366          185,173      13.61%
                                                        1.20%             410,244    13.976229        5,733,664      13.55%
                                                        1.25%              13,966    13.966839          195,061      13.50%
                                                        1.30%             101,905    13.957433        1,422,332      13.44%
                                                        1.35%              13,639    14.602403          199,162      13.38%
                                                        1.40%               1,157    14.593171           16,884      13.32%
                                                        1.45%               1,484    14.583938           21,643      13.27%
                                                        1.50%               4,796    14.574691           69,900      13.21%
                                                        1.55%               1,377    14.565469           20,057      13.15%
                                                        1.65%                 156    14.547000            2,269      13.04%
                                                        1.70%                  22     9.968645              219      -0.31% 05/03/99


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                        CONTRACT                        UNIT          CONTRACT      TOTAL
                                                      EXPENSE RATE*      UNITS      FAIR VALUE    OWNERS' EQUITY   RETURN**
                                                     ---------------  -----------   -----------  ---------------- ----------
      1998 .......................................      0.95%           1,187,778    13.699229       16,271,643      30.42%
                                                        1.00%             945,376    13.691238       12,943,368      30.35%
                                                        1.05%             228,548    13.683246        3,127,279      30.29%
                                                        1.10%               1,095    12.887023           14,111      28.87% 10/01/98
                                                        1.15%                 112    12.885403            1,443      28.85% 10/01/98
                                                        1.20%                  29    12.307946              357      23.08% 09/01/98
      1997 .......................................      0.95%              14,718    10.504106          154,599       5.04% 11/03/97
                                                        1.00%              22,930    10.503269          240,840       5.03% 11/03/97
                                                        1.05%               6,344    10.502434           66,627       5.02% 11/03/97

Neuberger Berman AMT - Mid-Cap Growth Portfolio
      2001 .......................................      0.95%           4,353,751    16.835942       73,299,499     -25.37%
                                                        1.00%           2,439,013    16.800612       40,976,911     -25.40%
                                                        1.05%             412,251    16.765350        6,911,532     -25.44%
                                                        1.10%             489,074    14.613925        7,147,291     -25.48%
                                                        1.15%             183,490    14.589932        2,677,107     -25.52%
                                                        1.20%           1,912,500    14.181298       27,121,732     -25.56%
                                                        1.25%             177,870    14.157405        2,518,178     -25.59%
                                                        1.30%             465,378    14.133513        6,577,426     -25.63%
                                                        1.35%             178,443    14.494171        2,586,383     -25.67%
                                                        1.40%             165,352    14.470284        2,392,690     -25.71%
                                                        1.45%              21,026    14.446438          303,751     -25.75%
                                                        1.50%             105,232    14.422615        1,517,721     -25.78%
                                                        1.55%              19,654    14.398827          282,995     -25.82%
                                                        1.60%              17,083    14.375068          245,569     -25.86%
                                                        1.65%              49,642    14.351320          712,428     -25.90%
                                                        1.70%              32,090    10.284686          330,036     -25.94%
                                                        1.75%              23,103    10.270734          237,285     -25.97%
                                                        1.80%              13,173    10.256811          135,113     -26.01%
                                                        1.85%              42,825    10.242890          438,652     -26.05%
                                                        1.90%               4,657    10.228980           47,636     -26.09%
                                                        2.00%                 105    10.201196            1,071     -26.16%
                                                        2.05%               8,796    10.187333           89,608     -26.20%
                                                        2.20%               2,101    10.145761           21,316     -26.32%
                                                        2.25%               3,683     6.091929           22,437     -26.35%
                                                        0.95%  EV***    2,072,120    14.463709       29,970,541     -25.88%
                                                        1.00%  EV***    1,737,218    14.439896       25,085,247     -25.92%
                                                        1.05%  EV***      129,549    14.416080        1,867,589     -25.96%
                                                        1.10%  EV***      474,772    14.392320        6,833,071     -25.99%
                                                        1.15%  EV***      173,213    14.368578        2,488,825     -26.03%
                                                        1.20%  EV***      106,633    14.344875        1,529,637     -26.07%
                                                        1.25%  EV***      146,354    10.114262        1,480,263     -26.11%
                                                        1.30%  EV***       34,823    10.099038          351,679     -26.15%
                                                        1.35%  EV***       24,776    10.083838          249,837     -26.18%
                                                        1.40%  EV***       67,954    10.068629          684,204     -26.22%
                                                        1.45%  EV***       28,294    10.053451          284,452     -26.26%
                                                        1.50%  EV***       31,694    10.038295          318,154     -26.30%
                                                        1.55%  EV***       47,653    10.023152          477,633     -26.34%
                                                        1.60%  EV***       16,394    10.008019          164,071     -26.37%
                                                        1.65%  EV***        9,924     9.992885           99,169     -26.41%
                                                        1.70%  EV***       16,658     9.977789          166,210     -26.45%
                                                        1.75%  EV***        4,638     9.962697           46,207     -26.49%
                                                        1.80%  EV***        1,345     9.947621           13,380     -26.53%

                                                        CONTRACT                        UNIT          CONTRACT      TOTAL
                                                      EXPENSE RATE*      UNITS      FAIR VALUE    OWNERS' EQUITY   RETURN**
                                                     ---------------  -----------   -----------  ---------------- ----------
                                                        1.85%  EV***          161     9.932572            1,599     -26.56%
                                                        1.90%  EV***          278     9.917527            2,757     -26.60%
                                                        1.95%  EV***           50     9.902500              495     -26.64%
      2000 .......................................      0.95%           4,352,912    22.558120       98,193,511      -8.34%
                                                        1.00%           2,636,101    22.522251       59,370,928      -8.38%
                                                        1.05%             484,306    22.486438       10,890,317      -8.43%
                                                        1.10%             209,639    19.610857        4,111,200      -8.47%
                                                        1.15%              70,637    19.588644        1,383,683      -8.52%
                                                        1.20%           1,748,237    19.049729       33,303,441      -8.57%
                                                        1.25%             128,340    19.027345        2,441,969      -8.61%
                                                        1.30%             595,478    19.004946       11,317,027      -8.66%
                                                        1.35%              43,144    19.499868          841,302      -8.70%
                                                        1.40%              33,898    19.477696          660,255      -8.75%
                                                        1.45%              17,949    19.455564          349,208      -8.80%
                                                        1.50%              73,932    19.433420        1,436,752      -8.84%
                                                        1.55%               7,138    19.411326          138,558      -8.89%
                                                        1.60%               4,041    19.389212           78,352      -8.93%
                                                        1.65%              21,141    19.367124          409,440      -8.98%
                                                        1.70%               5,591    13.886316           77,638      -9.03%
                                                        1.75%              20,006    13.874614          277,576      -9.07%
                                                        1.80%                 168    13.862902            2,329      -9.12%
                                                        1.90%                   8    13.839506              111      -9.21%
                                                        2.00%                 103    13.816124            1,423      -9.30%
                                                        0.95%  EV***    1,357,858    19.513867       26,497,060     -16.48% 01/21/00
                                                        1.00%  EV***    1,107,012    19.491733       21,577,582     -16.52% 01/21/00
                                                        1.05%  EV***       91,579    19.469588        1,783,005     -16.56% 01/21/00
                                                        1.10%  EV***      204,403    19.447467        3,975,121     -16.59% 01/21/00
                                                        1.15%  EV***       98,486    19.425379        1,913,128     -16.63% 01/21/00
                                                        1.20%  EV***       69,707    19.403303        1,352,546     -16.67% 01/21/00
                                                        1.25%  EV***       51,556    13.687882          705,692     -16.71% 01/21/00
                                                        1.30%  EV***       10,522    13.674315          143,881     -16.75% 01/21/00
                                                        1.35%  EV***        6,275    13.660765           85,721     -16.79% 01/21/00
                                                        1.40%  EV***       39,859    13.647196          543,964     -16.83% 01/21/00
                                                        1.45%  EV***       20,664    13.633644          281,726     -16.87% 01/21/00
                                                        1.50%  EV***       13,566    13.620102          184,770     -16.91% 01/21/00
                                                        1.55%  EV***       16,051    13.606573          218,399     -16.95% 01/21/00
                                                        1.60%  EV***       19,089    13.593041          259,478     -16.99% 01/21/00
                                                        1.65%  EV***        6,870    13.579509           93,291     -17.03% 01/21/00
                                                        1.70%  EV***        7,586    13.566002          102,912     -17.07% 01/21/00
                                                        1.75%  EV***        4,280    13.552487           58,005     -17.11% 01/21/00
                                                        1.80%  EV***           77    13.538977            1,043     -17.15% 01/21/00
                                                        1.85%  EV***          572    13.525488            7,737     -17.19% 01/21/00
                                                        1.90%  EV***          241    13.511997            3,256     -17.23% 01/21/00
                                                        1.95%  EV***          134    13.498515            1,809     -17.27% 01/21/00
      1999 .......................................      0.95%           2,123,824    24.609353       52,265,935      52.43%
                                                        1.00%           1,272,970    24.582570       31,292,874      52.35%
                                                        1.05%             278,635    24.555839        6,842,116      52.28%
                                                        1.10%              64,098    21.426404        1,373,390      52.20%
                                                        1.15%               8,577    21.412911          183,659      52.12%
                                                        1.20%             448,945    20.834304        9,353,457      52.04%
                                                        1.25%              28,849    20.820318          600,645      51.97%
                                                        1.30%              73,657    20.806301        1,532,530      51.89%
                                                        1.35%              11,193    21.358908          239,070      51.81%
                                                        1.40%               5,530    21.345408          118,040      51.74%
                                                        1.45%               2,947    21.331920           62,865      51.66%


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                        CONTRACT                        UNIT          CONTRACT      TOTAL
                                                      EXPENSE RATE*      UNITS      FAIR VALUE    OWNERS' EQUITY   RETURN**
                                                     ---------------  -----------   -----------  ---------------- ----------
                                                        1.50%               7,740    21.318413          165,005      51.58%
                                                        1.55%               1,943    21.304943           41,396      51.51%
                                                        1.65%                 527    21.277954           11,213      51.35%
                                                        1.70%                 118    15.264119            1,801      52.64% 05/03/99
      1998 .......................................      0.95%             886,240    16.144809       14,308,176      37.96%
                                                        1.00%             719,805    16.135377       11,614,325      37.89%
                                                        1.05%             149,236    16.125954        2,406,573      37.82%
                                                        1.10%                 318    14.077949            4,477      40.78% 10/01/98
                                                        1.15%                 120    14.076184            1,689      40.76% 10/01/98
                                                        1.20%               1,744    13.702754           23,898      37.03% 09/01/98
      1997 .......................................      0.95%              52,055    11.702355          609,166      17.02% 11/03/97
                                                        1.00%              72,913    11.701424          853,186      17.01% 11/03/97
                                                        1.05%              10,168    11.700489          118,971      17.00% 11/03/97


Neuberger Berman AMT - Partners Portfolio

      2001 .......................................      0.95%           4,770,059    10.678223       50,935,754      -3.76%
                                                        1.00%           3,098,021    10.655841       33,012,019      -3.80%
                                                        1.05%             524,524    10.633448        5,577,499      -3.85%
                                                        1.10%             156,388    12.052088        1,884,802      -3.90%
                                                        1.15%              42,288    12.032300          508,822      -3.95%
                                                        1.20%             704,267    11.978104        8,435,783      -4.00%
                                                        1.25%              72,828    11.957935          870,872      -4.05%
                                                        1.30%             113,887    11.937762        1,359,556      -4.10%
                                                        1.35%             109,663    11.953368        1,310,842      -4.15%
                                                        1.40%              62,766    11.933692          749,030      -4.20%
                                                        1.45%               6,294    11.914038           74,987      -4.25%
                                                        1.50%              15,161    11.894405          180,331      -4.29%
                                                        1.55%               6,243    11.874797           74,134      -4.34%
                                                        1.60%               9,307    11.855202          110,336      -4.39%
                                                        1.65%              10,047    11.835638          118,913      -4.44%
                                                        1.70%                 454     8.986985            4,080      -4.49%
                                                        1.75%               3,994     8.974779           35,845      -4.54%
                                                        1.80%               2,388     8.962622           21,403      -4.59%
                                                        1.85%                 772     8.950468            6,910      -4.64%
                                                        2.10%                   4     8.889847               36      -4.88%
                                                        2.20%               1,173     8.865670           10,399      -4.98%
                                                        0.95%  EV***      427,816    11.935504        5,106,200      -4.21%
                                                        1.00%  EV***      430,506    11.915892        5,129,863      -4.25%
                                                        1.05%  EV***       29,752    11.896250          353,937      -4.30%
                                                        1.10%  EV***      171,299    11.876643        2,034,457      -4.35%
                                                        1.15%  EV***       40,866    11.857083          484,552      -4.40%
                                                        1.20%  EV***       21,123    11.837530          250,044      -4.45%
                                                        1.25%  EV***       22,259     9.935910          221,163      -4.50%
                                                        1.30%  EV***        6,805     9.920956           67,512      -4.55%
                                                        1.35%  EV***        6,708     9.906023           66,450      -4.60%
                                                        1.40%  EV***       13,643     9.891106          134,944      -4.65%
                                                        1.45%  EV***          148     9.876234            1,462      -4.70%
                                                        1.50%  EV***        1,948     9.861336           19,210      -4.74%
                                                        1.55%  EV***        5,752     9.846477           56,637      -4.79%
                                                        1.60%  EV***        8,829     9.831638           86,804      -4.84%
                                                        1.65%  EV***          621     9.816797            6,096      -4.89%
                                                        1.70%  EV***        1,175     9.801972           11,517      -4.94%
                                                        1.75%  EV***          255     9.787161            2,496      -4.99%

                                                        CONTRACT                        UNIT          CONTRACT      TOTAL
                                                      EXPENSE RATE*      UNITS      FAIR VALUE    OWNERS' EQUITY   RETURN**
                                                     ---------------  -----------   -----------  ---------------- ----------
                                                        1.80%  EV***           88     9.772371              860      -5.04%
                                                        1.85%  EV***            4     9.757596               39      -5.09%
                                                        1.90%  EV***          118     9.742845            1,150      -5.14%
      2000 .......................................      0.95%           5,060,823    11.094953       56,149,593      -0.25%
                                                        1.00%           3,494,789    11.077328       38,712,924      -0.30%
                                                        1.05%             590,433    11.059680        6,530,000      -0.35%
                                                        1.10%              80,109    12.541566        1,004,692      -0.40%
                                                        1.15%              18,790    12.527350          235,389      -0.45%
                                                        1.20%             600,826    12.477284        7,496,677      -0.50%
                                                        1.25%              57,882    12.462618          721,361      -0.55%
                                                        1.30%             126,913    12.447943        1,579,806      -0.60%
                                                        1.35%              34,027    12.470576          424,336      -0.65%
                                                        1.40%               4,807    12.456413           59,878      -0.70%
                                                        1.45%               6,242    12.442244           77,664      -0.75%
                                                        1.50%               7,567    12.428094           94,043      -0.80%
                                                        1.55%               1,004    12.413955           12,464      -0.85%
                                                        1.65%               3,832    12.385684           47,462      -0.95%
                                                        1.70%                  50     9.409456              470      -1.00%
                                                        0.95%  EV***      205,770    12.459551        2,563,802       1.08% 01/21/00
                                                        1.00%  EV***      275,078    12.445426        3,423,463       1.03% 01/21/00
                                                        1.05%  EV***        5,295    12.431268           65,824       0.98% 01/21/00
                                                        1.10%  EV***       37,207    12.417130          462,004       0.94% 01/21/00
                                                        1.15%  EV***       18,658    12.403018          231,416       0.89% 01/21/00
                                                        1.20%  EV***        6,649    12.388900           82,374       0.84% 01/21/00
                                                        1.25%  EV***        5,427    10.404035           56,463       0.79% 01/21/00
                                                        1.30%  EV***          573    10.393707            5,956       0.74% 01/21/00
                                                        1.40%  EV***        8,885    10.373074           92,165       0.65% 01/21/00
                                                        1.45%  EV***          105    10.362785            1,088       0.60% 01/21/00
                                                        1.50%  EV***          232    10.352478            2,402       0.55% 01/21/00
                                                        1.55%  EV***        1,283    10.342181           13,269       0.50% 01/21/00
                                                        1.65%  EV***          753    10.321615            7,772       0.41% 01/21/00
                                                        1.70%  EV***          387    10.311331            3,990       0.36% 01/21/00
                                                        1.75%  EV***          255    10.301046            2,627       0.31% 01/21/00
                                                        1.80%  EV***           88    10.290792              906       0.26% 01/21/00
                                                        1.90%  EV***          118    10.270277            1,212       0.17% 01/21/00
      1999 .......................................      0.95%           6,054,961    11.122733       67,347,715       6.35%
                                                        1.00%           4,188,513    11.110632       46,537,027       6.30%
                                                        1.05%             631,513    11.098514        7,008,856       6.24%
                                                        1.10%              38,618    12.591929          486,275       6.19%
                                                        1.15%              13,313    12.583972          167,530       6.14%
                                                        1.20%             313,165    12.539993        3,927,087       6.08%
                                                        1.25%              36,972    12.531553          463,317       6.03%
                                                        1.30%              83,520    12.523110        1,045,930       5.97%
                                                        1.35%              32,764    12.552194          411,260       5.92%
                                                        1.40%               4,774    12.544255           59,886       5.87%
                                                        1.45%               6,154    12.536312           77,148       5.81%
                                                        1.50%               3,741    12.528364           46,869       5.76%
                                                        1.55%                 293    12.520433            3,668       5.71%
                                                        1.65%               1,225    12.504542           15,318       5.60%
                                                        1.70%                  23     9.504551              219      -4.95% 05/03/99
      1998 .......................................      0.95%           5,863,652    10.458607       61,325,632       3.22%
                                                        1.00%           3,946,644    10.452498       41,252,289       3.17%
                                                        1.05%             600,620    10.446379        6,274,304       3.11%
                                                        1.10%               2,949    11.858021           34,969      18.58% 10/01/98
                                                        1.15%                 502    11.856528            5,952      18.57% 10/01/98


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                        CONTRACT                        UNIT          CONTRACT      TOTAL
                                                      EXPENSE RATE*      UNITS      FAIR VALUE    OWNERS' EQUITY   RETURN**
                                                     ---------------  -----------   -----------  ---------------- ----------
                                                        1.20%               2,787    11.821068           32,945      18.21% 09/01/98
                                                        1.25%                 796    11.819096            9,408      18.19% 09/01/98
                                                        1.30%                   3    11.817120               35      18.17% 09/01/98
      1997 .......................................      0.95%             939,717    10.132434        9,521,620       1.32% 11/03/97
                                                        1.00%             328,680    10.131623        3,330,062       1.32% 11/03/97
                                                        1.05%              50,332    10.130813          509,904       1.31% 11/03/97

Oppenheimer Aggressive Growth Fund/VA
      2001 .......................................      0.95%           7,775,660    11.548911       89,800,405     -31.93%
                                                        1.00%           4,326,576    11.524660       49,862,317     -31.96%
                                                        1.05%             661,578    11.500467        7,608,456     -31.99%
                                                        1.10%             729,591    14.294141       10,428,877     -32.03%
                                                        1.15%             250,076    14.270642        3,568,745     -32.06%
                                                        1.20%           1,898,872    14.001802       26,587,630     -32.10%
                                                        1.25%             228,224    13.978216        3,190,164     -32.13%
                                                        1.30%             489,095    13.954638        6,825,144     -32.17%
                                                        1.35%             202,342    14.177025        2,868,608     -32.20%
                                                        1.40%             127,353    14.153669        1,802,512     -32.24%
                                                        1.45%              42,248    14.130362          596,980     -32.27%
                                                        1.50%             145,354    14.107081        2,050,521     -32.31%
                                                        1.55%              54,012    14.083811          760,695     -32.34%
                                                        1.60%              24,197    14.060573          340,224     -32.38%
                                                        1.65%              61,233    14.037370          859,550     -32.41%
                                                        1.70%              16,448     9.473229          155,816     -32.45%
                                                        1.75%              11,354     9.460391          107,413     -32.48%
                                                        1.80%              23,353     9.447560          220,629     -32.51%
                                                        1.85%               2,113     9.434727           19,936     -32.55%
                                                        1.90%               6,738     9.421935           63,485     -32.58%
                                                        2.05%               7,219     9.383576           67,740     -32.69%
                                                        2.20%               1,338     9.345324           12,504     -32.79%
                                                        0.95%  EV***    1,990,996    14.140540       28,153,759     -32.48%
                                                        1.00%  EV***    1,723,981    14.117247       24,337,866     -32.51%
                                                        1.05%  EV***      180,596    14.094001        2,545,320     -32.55%
                                                        1.10%  EV***      435,583    14.070754        6,128,981     -32.58%
                                                        1.15%  EV***      115,269    14.047542        1,619,246     -32.61%
                                                        1.20%  EV***      120,296    14.024368        1,687,075     -32.65%
                                                        1.25%  EV***      146,347    10.464404        1,531,434     -32.68%
                                                        1.30%  EV***       21,270    10.448662          222,243     -32.72%
                                                        1.35%  EV***       24,439    10.432914          254,970     -32.75%
                                                        1.40%  EV***      123,462    10.417203        1,286,129     -32.79%
                                                        1.45%  EV***       27,071    10.401507          281,579     -32.82%
                                                        1.50%  EV***       37,943    10.385819          394,069     -32.86%
                                                        1.55%  EV***       35,574    10.370152          368,908     -32.89%
                                                        1.60%  EV***       25,706    10.354497          266,173     -32.93%
                                                        1.65%  EV***       12,499    10.338860          129,225     -32.96%
                                                        1.70%  EV***        8,058    10.323237           83,185     -33.00%
                                                        1.75%  EV***        2,513    10.307625           25,903     -33.03%
                                                        1.80%  EV***          613    10.292036            6,309     -33.07%
                                                        1.85%  EV***          838    10.276447            8,612     -33.10%
                                                        1.90%  EV***           17    10.260903              174     -33.13%
                                                        1.95%  EV***        1,381    10.245351           14,149     -33.17%
                                                        2.05%  EV***          159    10.214318            1,624     -33.24%
                                                        2.10%  EV***          129    10.198811            1,316     -33.27%

                                                        CONTRACT                        UNIT          CONTRACT      TOTAL
                                                      EXPENSE RATE*      UNITS      FAIR VALUE    OWNERS' EQUITY   RETURN**
                                                     ---------------  -----------   -----------  ---------------- ----------
      2000 .......................................      0.95%           8,632,584    16.965058      146,452,288     -12.08%
                                                        1.00%           5,195,398    16.938069       88,000,010     -12.12%
                                                        1.05%             749,951    16.911124       12,682,514     -12.17%
                                                        1.10%             368,023    21.029849        7,739,468     -12.21%
                                                        1.15%             133,088    21.006006        2,795,647     -12.26%
                                                        1.20%           1,868,167    20.620784       38,523,068     -12.30%
                                                        1.25%             191,006    20.596567        3,934,068     -12.34%
                                                        1.30%             682,644    20.572328       14,043,576     -12.39%
                                                        1.35%             111,547    20.910873        2,332,545     -12.43%
                                                        1.40%              60,456    20.887100        1,262,751     -12.48%
                                                        1.45%              45,731    20.863367          954,103     -12.52%
                                                        1.50%             110,550    20.839650        2,303,823     -12.56%
                                                        1.55%              34,453    20.815942          717,172     -12.61%
                                                        1.60%               8,479    20.792245          176,297     -12.65%
                                                        1.65%              31,318    20.768575          650,430     -12.70%
                                                        1.70%               6,738    14.023027           94,487     -12.74%
                                                        1.75%              25,894    14.011209          362,806     -12.79%
                                                        1.80%               7,134    13.999397           99,872     -12.83%
                                                        0.95%  EV***    1,618,687    20.941511       33,897,752     -23.07% 01/21/00
                                                        1.00%  EV***    1,754,462    20.917749       36,699,396     -23.10% 01/21/00
                                                        1.05%  EV***      142,326    20.894024        2,973,763     -23.14% 01/21/00
                                                        1.10%  EV***      194,061    20.870306        4,050,112     -23.18% 01/21/00
                                                        1.15%  EV***       56,917    20.846601        1,186,526     -23.21% 01/21/00
                                                        1.20%  EV***       74,636    20.822911        1,554,139     -23.25% 01/21/00
                                                        1.25%  EV***       71,747    15.545189        1,115,321     -23.28% 01/21/00
                                                        1.30%  EV***        9,523    15.529789          147,890     -23.32% 01/21/00
                                                        1.35%  EV***       10,220    15.514400          158,557     -23.36% 01/21/00
                                                        1.40%  EV***       80,705    15.499019        1,250,848     -23.39% 01/21/00
                                                        1.45%  EV***       23,450    15.483640          363,091     -23.43% 01/21/00
                                                        1.50%  EV***       15,234    15.468274          235,644     -23.47% 01/21/00
                                                        1.55%  EV***       15,841    15.452919          244,790     -23.50% 01/21/00
                                                        1.60%  EV***        6,374    15.437563           98,399     -23.54% 01/21/00
                                                        1.65%  EV***       11,061    15.422212          170,585     -23.58% 01/21/00
                                                        1.70%  EV***        6,925    15.406881          106,693     -23.61% 01/21/00
                                                        1.75%  EV***        1,649    15.391541           25,381     -23.65% 01/21/00
                                                        1.80%  EV***          219    15.376225            3,367     -23.69% 01/21/00
                                                        1.85%  EV***           90    15.360898            1,382     -23.72% 01/21/00
                                                        1.90%  EV***           61    15.345595              936     -23.76% 01/21/00
                                                        1.95%  EV***           53    15.330298              813     -23.80% 01/21/00
      1999 .......................................      0.95%           3,747,610    19.295630       72,312,496      81.86%
                                                        1.00%           2,020,430    19.274630       38,943,041      81.77%
                                                        1.05%             334,826    19.253639        6,446,619      81.68%
                                                        1.10%              73,850    23.954947        1,769,073      81.59%
                                                        1.15%              18,021    23.939845          431,420      81.50%
                                                        1.20%             946,306    23.512658       22,250,169      81.41%
                                                        1.25%              48,494    23.496887        1,139,458      81.31%
                                                        1.30%             108,769    23.481073        2,554,013      81.22%
                                                        1.35%               2,703    23.879534           64,546      81.13%
                                                        1.40%               4,555    23.864429          108,702      81.04%
                                                        1.45%              25,661    23.849355          611,998      80.95%
                                                        1.50%              23,348    23.834283          556,483      80.86%
                                                        1.55%                 144    23.819210            3,430      80.77%
                                                        1.65%               5,379    23.789077          127,961      80.58%
                                                        1.70%                 444    16.070617            7,135      60.71% 05/03/99
                                                        1.75%                 424    16.065210            6,812      60.65% 05/03/99


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                        CONTRACT                        UNIT          CONTRACT      TOTAL
                                                      EXPENSE RATE*      UNITS      FAIR VALUE    OWNERS' EQUITY   RETURN**
                                                     ---------------  -----------   -----------  ---------------- ----------
      1998 .......................................      0.95%           1,540,723    10.609896       16,346,911      11.29%
                                                        1.00%             841,945    10.603692        8,927,725      11.24%
                                                        1.05%             193,490    10.597477        2,050,506      11.18%
                                                        1.10%               1,583    13.191805           20,883      31.92% 10/01/98
                                                        1.15%                 461    13.190143            6,081      31.90% 10/01/98
                                                        1.20%               1,430    12.961315           18,535      29.61% 09/01/98
                                                        1.25%                 825    12.959156           10,691      29.59% 09/01/98
                                                        1.30%                 415    12.956986            5,377      29.57% 09/01/98

Oppenheimer Capital Appreciation Fund/VA
      2001 .......................................      0.95%          10,619,433    14.492226      153,899,223     -13.41%
                                                        1.00%           5,750,737    14.461831       83,166,187     -13.46%
                                                        1.05%             872,776    14.431466       12,595,437     -13.50%
                                                        1.10%           1,282,128    15.830623       20,296,885     -13.54%
                                                        1.15%             504,623    15.804639        7,975,384     -13.59%
                                                        1.20%           3,478,383    15.196200       52,858,204     -13.63%
                                                        1.25%             391,334    15.170607        5,936,774     -13.68%
                                                        1.30%             788,857    15.145026       11,947,260     -13.72%
                                                        1.35%             583,627    15.700970        9,163,510     -13.77%
                                                        1.40%             341,117    15.675123        5,347,051     -13.81%
                                                        1.45%              73,720    15.649321        1,153,668     -13.85%
                                                        1.50%             227,594    15.623539        3,555,824     -13.90%
                                                        1.55%              59,808    15.597781          932,872     -13.94%
                                                        1.60%              71,132    15.572047        1,107,671     -13.99%
                                                        1.65%             100,426    15.546364        1,561,259     -14.03%
                                                        1.70%              24,753    10.753519          266,182     -14.07%
                                                        1.75%              38,231    10.738951          410,561     -14.12%
                                                        1.80%              87,575    10.724385          939,188     -14.16%
                                                        1.85%              81,479    10.709843          872,627     -14.21%
                                                        1.90%              10,310    10.695313          110,269     -14.25%
                                                        1.95%                 158    10.680788            1,688     -14.29%
                                                        2.00%                 369    10.666285            3,936     -14.34%
                                                        2.05%              18,431    10.651785          196,323     -14.38%
                                                        2.10%                 520    10.637302            5,531     -14.43%
                                                        2.15%                  19    10.622832              202     -14.47%
                                                        2.20%               9,125    10.608373           96,801     -14.51%
                                                        2.25%               6,162     8.312895           51,224     -14.56%
                                                        0.95%  EV***    2,820,092    15.686916       44,238,546     -13.88%
                                                        1.00%  EV***    2,373,062    15.661100       37,164,761     -13.92%
                                                        1.05%  EV***      196,909    15.635326        3,078,736     -13.97%
                                                        1.10%  EV***    1,000,432    15.609583       15,616,326     -14.01%
                                                        1.15%  EV***      249,760    15.583853        3,892,223     -14.05%
                                                        1.20%  EV***      175,179    15.558148        2,725,461     -14.10%
                                                        1.25%  EV***      481,970    11.465426        5,525,991     -14.14%
                                                        1.30%  EV***       56,517    11.448176          647,017     -14.19%
                                                        1.35%  EV***       62,626    11.430961          715,875     -14.23%
                                                        1.40%  EV***      194,444    11.413771        2,219,339     -14.28%
                                                        1.45%  EV***       47,677    11.396570          543,354     -14.32%
                                                        1.50%  EV***       36,545    11.379413          415,861     -14.36%
                                                        1.55%  EV***      108,997    11.362251        1,238,451     -14.41%
                                                        1.60%  EV***       25,903    11.345128          293,873     -14.45%
                                                        1.65%  EV***       18,192    11.327990          206,079     -14.50%
                                                        1.70%  EV***       27,485    11.310901          310,880     -14.54%
                                                        1.75%  EV***        3,384    11.293815           38,218     -14.58%
                                                        1.80%  EV***        6,516    11.276756           73,479     -14.63%

                                                        CONTRACT                        UNIT          CONTRACT      TOTAL
                                                      EXPENSE RATE*      UNITS      FAIR VALUE    OWNERS' EQUITY   RETURN**
                                                     ---------------  -----------   -----------  ---------------- ----------
                                                        1.85%  EV***        5,291    11.259689           59,575     -14.67%
                                                        1.90%  EV***           85    11.242675              956     -14.72%
                                                        1.95%  EV***        9,359    11.225670          105,061     -14.76%
                                                        2.00%  EV***        2,301    11.208652           25,791     -14.80%
                                                        2.05%  EV***           73    11.191669              817     -14.85%
                                                        2.10%  EV***        2,864    11.174701           32,004     -14.89%
                                                        2.20%  EV***           27    11.140828              301     -14.98%
                                                        2.25%  EV***          250    11.123920            2,781     -15.02%
      2000 .......................................      0.95%           9,380,541    16.737106      157,003,109      -1.17%
                                                        1.00%           5,816,657    16.710507       97,199,288      -1.22%
                                                        1.05%             901,398    16.683918       15,038,850      -1.27%
                                                        1.10%             340,161    18.310774        6,228,611      -1.32%
                                                        1.15%             140,037    18.290036        2,561,282      -1.37%
                                                        1.20%           2,455,181    17.594890       43,198,640      -1.42%
                                                        1.25%             222,363    17.574219        3,907,856      -1.47%
                                                        1.30%             665,833    17.553551       11,687,734      -1.52%
                                                        1.35%             127,533    18.207193        2,322,018      -1.57%
                                                        1.40%              78,143    18.186519        1,421,149      -1.62%
                                                        1.45%              57,338    18.165855        1,041,594      -1.67%
                                                        1.50%             123,043    18.145209        2,232,641      -1.72%
                                                        1.55%               3,147    18.124562           57,038      -1.77%
                                                        1.60%               4,107    18.103937           74,353      -1.82%
                                                        1.65%              29,076    18.083324          525,791      -1.87%
                                                        1.70%               7,314    12.514763           91,533      -1.92%
                                                        1.75%              28,651    12.504224          358,259      -1.97%
                                                        1.80%              44,316    12.493669          553,669      -2.02%
                                                        0.95%  EV***    1,618,489    18.214917       29,480,643      -1.81% 01/21/00
                                                        1.00%  EV***    2,527,252    18.194238       45,981,424      -1.85% 01/21/00
                                                        1.05%  EV***      132,909    18.173598        2,415,435      -1.90% 01/21/00
                                                        1.10%  EV***      258,348    18.152960        4,689,781      -1.95% 01/21/00
                                                        1.15%  EV***       69,157    18.132340        1,253,978      -1.99% 01/21/00
                                                        1.20%  EV***       84,182    18.111721        1,524,681      -2.04% 01/21/00
                                                        1.25%  EV***      339,073    13.354099        4,528,014      -2.09% 01/21/00
                                                        1.30%  EV***       14,399    13.340856          192,095      -2.13% 01/21/00
                                                        1.35%  EV***        4,823    13.327635           64,279      -2.18% 01/21/00
                                                        1.40%  EV***       71,488    13.314418          951,821      -2.23% 01/21/00
                                                        1.45%  EV***       24,318    13.301197          323,459      -2.27% 01/21/00
                                                        1.50%  EV***       14,643    13.288010          194,576      -2.32% 01/21/00
                                                        1.55%  EV***       14,465    13.274789          192,020      -2.37% 01/21/00
                                                        1.60%  EV***        6,340    13.261607           84,079      -2.41% 01/21/00
                                                        1.65%  EV***        7,234    13.248407           95,839      -2.46% 01/21/00
                                                        1.70%  EV***       10,797    13.235238          142,901      -2.51% 01/21/00
                                                        1.75%  EV***        1,188    13.222067           15,708      -2.55% 01/21/00
                                                        1.80%  EV***           74    13.208895              977      -2.60% 01/21/00
                                                        1.85%  EV***          229    13.195722            3,022      -2.65% 01/21/00
                                                        1.90%  EV***          177    13.182583            2,333      -2.69% 01/21/00
                                                        1.95%  EV***          153    13.169441            2,015      -2.74% 01/21/00
      1999 .......................................      0.95%           5,035,916    16.935851       85,287,523      40.31%
                                                        1.00%           3,301,396    16.917425       55,851,119      40.24%
                                                        1.05%             551,353    16.898986        9,317,307      40.17%
                                                        1.10%             107,174    18.556149        1,988,737      40.10%
                                                        1.15%              29,190    18.544459          541,313      40.03%
                                                        1.20%             636,996    17.848621       11,369,500      39.96%
                                                        1.25%              53,872    17.836627          960,895      39.89%
                                                        1.30%             325,611    17.824624        5,803,894      39.82%
                                                        1.35%              42,571    18.497677          787,465      39.75%


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                        CONTRACT                        UNIT          CONTRACT      TOTAL
                                                      EXPENSE RATE*      UNITS      FAIR VALUE    OWNERS' EQUITY   RETURN**
                                                     ---------------  -----------   -----------  ---------------- ----------
                                                        1.40%              17,692    18.485985          327,054      39.67%
                                                        1.45%               3,947    18.474301           72,918      39.60%
                                                        1.50%              21,610    18.462618          398,977      39.53%
                                                        1.60%               1,078    18.439240           19,878      39.39%
                                                        1.65%               1,968    18.427568           36,265      39.32%
                                                        1.70%                 661    12.759449            8,434      27.59% 05/03/99
                                                        1.75%                 183    12.755147            2,334      27.55% 05/03/99
                                                        1.80%               5,332    12.750840           67,987      27.51% 05/03/99
      1998 .......................................      0.95%           2,010,294    12.070167       24,264,584      22.82%
                                                        1.00%           1,178,865    12.063121       14,220,791      22.76%
                                                        1.05%             232,428    12.056049        2,802,163      22.70%
                                                        1.10%                 790    13.244991           10,464      32.45% 10/01/98
                                                        1.15%                 206    13.243332            2,728      32.43% 10/01/98
                                                        1.20%               2,544    12.752843           32,443      27.53% 09/01/98
                                                        1.25%                 482    12.750719            6,146      27.51% 09/01/98
                                                        1.30%                 102    12.748581            1,300      27.49% 09/01/98
      1997 .......................................      0.95%              82,283     9.827325          808,622      -1.73% 11/03/97
                                                        1.00%              63,202     9.826536          621,057      -1.73% 11/03/97
                                                        1.05%              24,527     9.825746          240,996      -1.74% 11/03/97


Oppenheimer Global Securities Fund/VA
      2001 .......................................      0.95%           4,047,386     8.309444       33,631,527     -12.88%
                                                        1.00%           1,369,236     8.302450       11,368,013     -12.92%
                                                        1.05%             212,318     8.295449        1,761,273     -12.97%
                                                        1.10%             823,609     8.288465        6,826,454     -13.01%
                                                        1.15%             405,273     8.281465        3,356,254     -13.06%
                                                        1.20%           3,138,974     8.274485       25,973,393     -13.10%
                                                        1.25%             264,410     8.267491        2,186,007     -13.14%
                                                        1.30%             503,098     8.260515        4,155,849     -13.19%
                                                        1.35%             513,267     8.253527        4,236,263     -13.23%
                                                        1.40%             280,102     8.246547        2,309,874     -13.28%
                                                        1.45%              64,375     8.239576          530,423     -13.32%
                                                        1.50%             139,348     8.232600        1,147,196     -13.37%
                                                        1.55%              57,952     8.225627          476,692     -13.41%
                                                        1.60%              70,888     8.218658          582,604     -13.45%
                                                        1.65%              87,744     8.211680          720,526     -13.50%
                                                        1.70%               3,327     8.204726           27,297     -13.54%
                                                        1.75%               8,149     8.197763           66,804     -13.59%
                                                        1.80%              65,035     8.190803          532,689     -13.63%
                                                        1.85%              11,665     8.183849           95,465     -13.68%
                                                        1.90%               4,288     8.176890           35,063     -13.72%
                                                        1.95%                 176     8.169938            1,438     -13.76%
                                                        2.00%                  93     8.162980              759     -13.81%
                                                        2.05%              12,339     8.156044          100,637     -13.85%
                                                        2.15%                  25     8.142142              204     -13.94%
                                                        2.20%               7,742     8.135212           62,983     -13.99%
                                                        2.25%                 933     8.128277            7,584     -14.03%
                                                        0.95%  EV***    1,431,551    13.062947       18,700,275     -13.34%
                                                        1.00%  EV***      740,274    13.045245        9,657,056     -13.39%
                                                        1.05%  EV***       98,200    13.027540        1,279,304     -13.43%
                                                        1.10%  EV***      565,401    13.009864        7,355,790     -13.47%
                                                        1.15%  EV***      137,643    12.992207        1,788,286     -13.52%
                                                        1.20%  EV***       93,835    12.974543        1,217,466     -13.56%

                                                        CONTRACT                        UNIT          CONTRACT      TOTAL
                                                      EXPENSE RATE*      UNITS      FAIR VALUE    OWNERS' EQUITY   RETURN**
                                                     ---------------  -----------   -----------  ---------------- ----------
                                                        1.25%  EV***      130,512    12.956922        1,691,034     -13.61%
                                                        1.30%  EV***       27,062    12.939305          350,163     -13.65%
                                                        1.35%  EV***       27,130    12.921701          350,566     -13.70%
                                                        1.40%  EV***       29,401    12.904112          379,394     -13.74%
                                                        1.45%  EV***       14,154    12.886548          182,396     -13.78%
                                                        1.50%  EV***       29,369    12.868981          377,949     -13.83%
                                                        1.55%  EV***       30,429    12.851441          391,056     -13.87%
                                                        1.60%  EV***       20,157    12.833902          258,693     -13.92%
                                                        1.65%  EV***        7,170    12.816411           91,894     -13.96%
                                                        1.70%  EV***        5,612    12.798912           71,827     -14.01%
                                                        1.75%  EV***          320    12.781417            4,090     -14.05%
                                                        1.80%  EV***          327    12.763942            4,174     -14.09%
                                                        1.85%  EV***          947    12.746473           12,071     -14.14%
                                                        1.95%  EV***          309    12.711636            3,928     -14.23%
                                                        2.10%  EV***          312    12.659436            3,950     -14.36%
                                                        2.25%  EV***          223    12.607397            2,811     -14.49%
      2000 .......................................      0.95%           1,256,646     9.537743       11,985,567      -4.62% 05/01/00
                                                        1.00%             620,793     9.534566        5,918,992      -4.65% 05/01/00
                                                        1.05%              84,451     9.531378          804,934      -4.69% 05/01/00
                                                        1.10%              47,058     9.528196          448,378      -4.72% 05/01/00
                                                        1.15%              23,835     9.525016          227,029      -4.75% 05/01/00
                                                        1.20%             683,327     9.521827        6,506,521      -4.78% 05/01/00
                                                        1.25%              43,537     9.518646          414,413      -4.81% 05/01/00
                                                        1.30%             368,734     9.515462        3,508,674      -4.85% 05/01/00
                                                        1.35%              38,369     9.512275          364,976      -4.88% 05/01/00
                                                        1.40%               4,806     9.509088           45,701      -4.91% 05/01/00
                                                        1.45%              27,413     9.505903          260,585      -4.94% 05/01/00
                                                        1.50%              24,724     9.502715          234,945      -4.97% 05/01/00
                                                        1.65%               3,473     9.493145           32,970      -5.07% 05/01/00
                                                        1.70%                 405     9.489961            3,843      -5.10% 05/01/00
                                                        1.80%              29,533     9.483571          280,078      -5.16% 05/01/00
                                                        0.95%  EV***      488,954    15.073936        7,370,461      -4.82% 05/01/00
                                                        1.00%  EV***      374,857    15.061214        5,645,801      -4.86% 05/01/00
                                                        1.05%  EV***       41,827    15.048479          629,433      -4.89% 05/01/00
                                                        1.10%  EV***       41,425    15.035758          622,856      -4.92% 05/01/00
                                                        1.15%  EV***       11,159    15.023047          167,642      -4.95% 05/01/00
                                                        1.20%  EV***       18,705    15.010318          280,768      -4.98% 05/01/00
                                                        1.25%  EV***       23,407    14.997617          351,049      -5.02% 05/01/00
                                                        1.30%  EV***        6,322    14.984908           94,735      -5.05% 05/01/00
                                                        1.35%  EV***          647    14.972214            9,687      -5.08% 05/01/00
                                                        1.40%  EV***        4,837    14.959511           72,359      -5.11% 05/01/00
                                                        1.45%  EV***        8,037    14.946825          120,128      -5.14% 05/01/00
                                                        1.50%  EV***       13,896    14.934133          207,525      -5.18% 05/01/00
                                                        1.55%  EV***          682    14.921452           10,176      -5.21% 05/01/00
                                                        1.60%  EV***          841    14.908750           12,538      -5.24% 05/01/00
                                                        1.65%  EV***          871    14.896100           12,975      -5.27% 05/01/00
                                                        1.70%  EV***           92    14.883434            1,369      -5.30% 05/01/00

Oppenheimer Main Street Growth & Income Fund/VA
      2001 .......................................      0.95%          10,741,583    10.313313      110,781,308     -11.02%
                                                        1.00%           5,948,738    10.291675       61,222,478     -11.06%
                                                        1.05%           1,065,890    10.270073       10,946,768     -11.11%
                                                        1.10%             937,147    11.907673       11,159,240     -11.15%

                                                        1.15%             444,319    11.888126        5,282,120     -11.20%
                                                        1.20%           3,646,021    11.687410       42,612,542     -11.24%
                                                        1.25%             437,396    11.667724        5,103,416     -11.29%


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                        CONTRACT                                         UNIT
                                                                      EXPENSE RATE*            UNITS                  FAIR VALUE
                                                                      -------------         ----------                ----------
                                                                         1.30%                 897,793                 11.648072
                                                                         1.35%                 475,125                 11.810153
                                                                         1.40%                 292,258                 11.790725
                                                                         1.45%                  89,514                 11.771303
                                                                         1.50%                 299,492                 11.751920
                                                                         1.55%                  56,669                 11.732552
                                                                         1.60%                  29,746                 11.713202
                                                                         1.65%                 170,846                 11.693870
                                                                         1.70%                  28,221                  8.540552
                                                                         1.75%                  22,650                  8.528973
                                                                         1.80%                  95,888                  8.517435
                                                                         1.85%                  15,724                  8.505890
                                                                         1.90%                   6,538                  8.494330
                                                                         1.95%                     321                  8.482808
                                                                         2.00%                       5                  8.471286
                                                                         2.05%                   6,012                  8.459766
                                                                         2.20%                  18,017                  8.425292
                                                                         2.25%                   2,058                  7.869795
                                                                         0.95%  EV***        3,918,981                 11.790856
                                                                         1.00%  EV***        3,073,813                 11.771466
                                                                         1.05%  EV***          281,391                 11.752071
                                                                         1.10%  EV***          939,457                 11.732718
                                                                         1.15%  EV***          378,342                 11.713395
                                                                         1.20%  EV***          190,999                 11.694064
                                                                         1.25%  EV***          153,689                  9.499990
                                                                         1.30%  EV***           47,687                  9.485707
                                                                         1.35%  EV***           47,355                  9.471442
                                                                         1.40%  EV***          161,795                  9.457199
                                                                         1.45%  EV***           44,969                  9.442953
                                                                         1.50%  EV***           46,898                  9.428707
                                                                         1.55%  EV***          101,096                  9.414509
                                                                         1.60%  EV***           25,031                  9.400308
                                                                         1.65%  EV***           15,594                  9.386134
                                                                         1.70%  EV***           22,797                  9.371957
                                                                         1.75%  EV***           13,942                  9.357795
                                                                         1.80%  EV***            7,330                  9.343672
                                                                         1.85%  EV***              938                  9.329537
                                                                         1.90%  EV***              917                  9.315429
                                                                         2.00%  EV***              329                  9.287239
              2000 ..............................................        0.95%               9,160,617                 11.590413
                                                                         1.00%               5,826,470                 11.571981
                                                                         1.05%               1,115,013                 11.553551
                                                                         1.10%                 285,479                 13.402637
                                                                         1.15%                 133,090                 13.387444
                                                                         1.20%               2,986,885                 13.168121
                                                                         1.25%                 316,642                 13.152642
                                                                         1.30%               1,064,402                 13.137180
                                                                         1.35%                 163,028                 13.326790
                                                                         1.40%                  79,005                 13.311650
                                                                         1.45%                  83,911                 13.296520
                                                                         1.50%                 174,299                 13.281403
                                                                         1.55%                  24,874                 13.266293
                                                                         1.60%                   5,861                 13.251196

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                          10,457,558         -11.34%
                                                                           5,611,299         -11.38%
                                                                           3,445,934         -11.43%
                                                                           1,053,696         -11.47%
                                                                           3,519,606         -11.52%
                                                                             664,872         -11.56%
                                                                             348,421         -11.61%
                                                                           1,997,851         -11.65%
                                                                             241,023         -11.70%
                                                                             193,181         -11.74%
                                                                             816,720         -11.79%
                                                                             133,747         -11.83%
                                                                              55,536         -11.88%
                                                                               2,723         -11.92%
                                                                                  42         -11.97%
                                                                              50,860         -12.01%
                                                                             151,798         -12.15%
                                                                              16,196         -12.19%
                                                                          46,208,141         -11.50%
                                                                          36,183,285         -11.54%
                                                                           3,306,927         -11.59%
                                                                          11,022,384         -11.63%
                                                                           4,431,669         -11.68%
                                                                           2,233,555         -11.72%
                                                                           1,460,044         -11.77%
                                                                             452,345         -11.81%
                                                                             448,520         -11.86%
                                                                           1,530,128         -11.90%
                                                                             424,640         -11.95%
                                                                             442,188         -12.00%
                                                                             951,769         -12.04%
                                                                             235,299         -12.09%
                                                                             146,367         -12.13%
                                                                             213,653         -12.18%
                                                                             130,466         -12.22%
                                                                              68,489         -12.27%
                                                                               8,751         -12.31%
                                                                               8,542         -12.36%
                                                                               3,056         -12.45%
              2000 ..............................................        106,175,334          -9.64%
                                                                          67,423,800          -9.68%
                                                                          12,882,360          -9.73%
                                                                           3,826,171          -9.77%
                                                                           1,781,735          -9.82%
                                                                          39,331,663          -9.86%
                                                                           4,164,679          -9.91%
                                                                          13,983,241          -9.96%
                                                                           2,172,640         -10.00%
                                                                           1,051,687         -10.05%
                                                                           1,115,724         -10.09%
                                                                           2,314,935         -10.14%
                                                                             329,986         -10.18%
                                                                              77,665         -10.23%

                                                                        CONTRACT                                         UNIT
                                                                      EXPENSE RATE*            UNITS                  FAIR VALUE
                                                                      -------------         ----------                ----------
                                                                         1.65%                  59,147                 13.236091
                                                                         1.70%                  12,049                  9.671852
                                                                         1.75%                   8,317                  9.663699
                                                                         1.80%                  39,310                  9.655553
                                                                         1.90%                      17                  9.639258
                                                                         0.95%  EV***        2,265,608                 13.322658
                                                                         1.00%  EV***        2,196,927                 13.307548
                                                                         1.05%  EV***          232,186                 13.292427
                                                                         1.10%  EV***          238,775                 13.277308
                                                                         1.15%  EV***          179,948                 13.262232
                                                                         1.20%  EV***           96,238                 13.247136
                                                                         1.25%  EV***           47,030                 10.767178
                                                                         1.30%  EV***           10,865                 10.756516
                                                                         1.35%  EV***           10,000                 10.745846
                                                                         1.40%  EV***           96,024                 10.735184
                                                                         1.45%  EV***           32,444                 10.724529
                                                                         1.50%  EV***           22,952                 10.713861
                                                                         1.55%  EV***           36,827                 10.703220
                                                                         1.60%  EV***            2,472                 10.692568
                                                                         1.65%  EV***            4,797                 10.681941
                                                                         1.70%  EV***           19,928                 10.671295
                                                                         1.75%  EV***            7,902                 10.660669
                                                                         1.80%  EV***              257                 10.650054
                                                                         1.85%  EV***               96                 10.639431
                                                                         1.90%  EV***              408                 10.628821
                                                                         1.95%  EV***               59                 10.618201
                                                                         2.00%  EV***              156                 10.607604
              1999 ..............................................        0.95%               5,371,640                 12.826564
                                                                         1.00%               3,446,124                 12.812596
                                                                         1.05%                 736,134                 12.798619
                                                                         1.10%                  62,675                 14.854438
                                                                         1.15%                  17,082                 14.845060
                                                                         1.20%                 846,633                 14.609212
                                                                         1.25%                 101,379                 14.599387
                                                                         1.30%                 186,765                 14.589572
                                                                         1.35%                  16,304                 14.807604
                                                                         1.40%                  22,126                 14.798240
                                                                         1.45%                  11,086                 14.788879
                                                                         1.50%                  18,165                 14.779520
                                                                         1.55%                   3,469                 14.770155
                                                                         1.65%                  18,805                 14.751442
                                                                         1.70%                   2,487                 10.784586
                                                                         1.75%                     545                 10.780952
                                                                         1.80%                   1,312                 10.777319
              1998 ..............................................        0.95%               2,594,572                 10.639805
                                                                         1.00%               1,839,146                 10.633592
                                                                         1.05%                 410,913                 10.627355
                                                                         1.10%                   5,103                 12.340636
                                                                         1.15%                   1,075                 12.339083
                                                                         1.20%                   2,746                 12.149185
                                                                         1.25%                       9                 12.147153
                                                                         1.30%                     367                 12.145122
              1997 ..............................................        0.95%                  58,403                 10.259486
                                                                         1.00%                  31,208                 10.258664
                                                                         1.05%                  16,089                 10.257840

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                             782,875         -10.27%
                                                                             116,536         -10.32%
                                                                              80,373         -10.36%
                                                                             379,560         -10.41%
                                                                                 164         -10.50%
                                                                          30,183,921          -9.61%  01/21/00
                                                                          29,235,712          -9.65%  01/21/00
                                                                           3,086,315          -9.70%  01/21/00
                                                                           3,170,289          -9.74%  01/21/00
                                                                           2,386,512          -9.78%  01/21/00
                                                                           1,274,878          -9.82%  01/21/00
                                                                             506,380          -9.87%  01/21/00
                                                                             116,870          -9.91%  01/21/00
                                                                             107,458          -9.95%  01/21/00
                                                                           1,030,835         -10.00%  01/21/00
                                                                             347,947         -10.04%  01/21/00
                                                                             245,905         -10.08%  01/21/00
                                                                             394,167         -10.13%  01/21/00
                                                                              26,432         -10.17%  01/21/00
                                                                              51,241         -10.21%  01/21/00
                                                                             212,658         -10.25%  01/21/00
                                                                              84,241         -10.30%  01/21/00
                                                                               2,737         -10.34%  01/21/00
                                                                               1,021         -10.38%  01/21/00
                                                                               4,337         -10.43%  01/21/00
                                                                                 626         -10.47%  01/21/00
                                                                               1,655         -10.51%  01/21/00
              1999 ..............................................         68,899,684          20.55%
                                                                          44,153,795          20.49%
                                                                           9,421,499          20.43%
                                                                             931,002          20.37%
                                                                             253,583          20.31%
                                                                          12,368,641          20.25%
                                                                           1,480,071          20.19%
                                                                           2,724,821          20.13%
                                                                             241,423          20.07%
                                                                             327,426          20.01%
                                                                             163,950          19.94%
                                                                             268,470          19.88%
                                                                              51,238          19.82%
                                                                             277,401          19.70%
                                                                              26,821           7.85%  05/03/99
                                                                               5,876           7.81%  05/03/99
                                                                              14,140           7.77%  05/03/99
              1998 ..............................................         27,605,740           3.71%
                                                                          19,556,728           3.65%
                                                                           4,366,918           3.60%
                                                                              62,974          23.41%  10/01/98
                                                                              13,265          23.39%  10/01/98
                                                                              33,362          21.49%  09/01/98
                                                                                 109          21.47%  09/01/98
                                                                               4,457          21.45%  09/01/98
              1997 ..............................................            599,185           2.59%  11/03/97
                                                                             320,152           2.59%  11/03/97
                                                                             165,038           2.58%  11/03/97

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                        CONTRACT                                         UNIT
                                                                      EXPENSE RATE*            UNITS                  FAIR VALUE
                                                                      -------------         ----------                ----------
      Strong Opportunity Fund II, Inc.
              2001 ..............................................        0.95%               3,600,823                  9.360871
                                                                         1.00%               1,614,454                  9.352986
                                                                         1.05%                 180,607                  9.345120
                                                                         1.10%                 781,856                  9.337249
                                                                         1.15%                 432,215                  9.329375
                                                                         1.20%               2,925,044                  9.321492
                                                                         1.25%                 290,741                  9.313641
                                                                         1.30%                 633,528                  9.305769
                                                                         1.35%                 502,467                  9.297902
                                                                         1.40%                 273,156                  9.290050
                                                                         1.45%                  15,868                  9.282194
                                                                         1.50%                 198,245                  9.274332
                                                                         1.55%                  38,502                  9.266486
                                                                         1.60%                  80,763                  9.258644
                                                                         1.65%                  89,085                  9.250791
                                                                         1.70%                   9,679                  9.242958
                                                                         1.75%                  74,888                  9.235111
                                                                         1.80%                  36,744                  9.227273
                                                                         1.85%                  54,709                  9.219447
                                                                         1.90%                   5,352                  9.211624
                                                                         1.95%                      32                  9.203790
                                                                         2.05%                  14,238                  9.188124
                                                                         2.15%                      22                  9.172486
                                                                         2.20%                  15,992                  9.164675
                                                                         2.25%                   2,483                  9.156865
                                                                         0.95%  EV***        1,459,004                 11.783483
                                                                         1.00%  EV***        1,519,446                 11.767520
                                                                         1.05%  EV***          101,093                 11.751556
                                                                         1.10%  EV***          742,972                 11.735606
                                                                         1.15%  EV***          188,750                 11.719687
                                                                         1.20%  EV***          108,041                 11.703766
                                                                         1.25%  EV***          127,942                 11.687852
                                                                         1.30%  EV***           28,987                 11.671965
                                                                         1.35%  EV***           31,539                 11.656076
                                                                         1.40%  EV***           45,226                 11.640223
                                                                         1.45%  EV***           10,722                 11.624370
                                                                         1.50%  EV***           44,710                 11.608524
                                                                         1.55%  EV***           47,631                 11.592711
                                                                         1.60%  EV***           13,226                 11.576894
                                                                         1.65%  EV***            1,839                 11.561093
                                                                         1.70%  EV***            5,801                 11.545305
                                                                         1.75%  EV***            4,393                 11.529558
                                                                         1.80%  EV***            2,799                 11.513779
                                                                         1.85%  EV***              660                 11.498030
                                                                         1.95%  EV***              510                 11.466587
                                                                         2.00%  EV***            2,445                 11.450894
                                                                         2.10%  EV***              352                 11.419519
              2000 ..............................................        0.95%                 752,002                  9.792343
                                                                         1.00%                 543,371                  9.789079
                                                                         1.05%                  31,598                  9.785815
                                                                         1.10%                  29,289                  9.782545
                                                                         1.15%                   6,669                  9.779277
                                                                         1.20%                 712,219                  9.776003

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
      Strong Opportunity Fund II, Inc.
              2001 ..............................................         33,706,840          -4.62%
                                                                          15,099,966          -4.67%
                                                                           1,687,794          -4.72%
                                                                           7,300,384          -4.77%
                                                                           4,032,296          -4.82%
                                                                          27,265,774          -4.87%
                                                                           2,707,857          -4.91%
                                                                           5,895,465          -4.96%
                                                                           4,671,889          -5.01%
                                                                           2,537,633          -5.06%
                                                                             147,290          -5.11%
                                                                           1,838,590          -5.16%
                                                                             356,778          -5.21%
                                                                             747,756          -5.25%
                                                                             824,107          -5.30%
                                                                              89,463          -5.35%
                                                                             691,599          -5.40%
                                                                             339,047          -5.45%
                                                                             504,387          -5.50%
                                                                              49,301          -5.54%
                                                                                 295          -5.59%
                                                                             130,821          -5.69%
                                                                                 202          -5.79%
                                                                             146,561          -5.84%
                                                                              22,736          -5.88%
                                                                          17,192,149          -5.07%
                                                                          17,880,111          -5.12%
                                                                           1,188,000          -5.17%
                                                                           8,719,227          -5.22%
                                                                           2,212,091          -5.26%
                                                                           1,264,487          -5.31%
                                                                           1,495,367          -5.36%
                                                                             338,335          -5.41%
                                                                             367,621          -5.46%
                                                                             526,441          -5.51%
                                                                             124,636          -5.55%
                                                                             519,017          -5.60%
                                                                             552,172          -5.65%
                                                                             153,116          -5.70%
                                                                              21,261          -5.75%
                                                                              66,974          -5.80%
                                                                              50,649          -5.85%
                                                                              32,227          -5.89%
                                                                               7,589          -5.94%
                                                                               5,848          -6.04%
                                                                              27,997          -6.09%
                                                                               4,020          -6.18%
              2000 ..............................................          7,363,862          -1.85%  05/01/00
                                                                           5,319,102          -1.89%  05/01/00
                                                                             309,212          -1.92%  05/01/00
                                                                             286,521          -1.95%  05/01/00
                                                                              65,218          -1.98%  05/01/00
                                                                           6,962,655          -2.02%  05/01/00

                                                                        CONTRACT                                         UNIT
                                                                      EXPENSE RATE*            UNITS                  FAIR VALUE
                                                                      -------------         ----------                ----------
                                                                         1.25%                  33,856                  9.772739
                                                                         1.30%                 286,392                  9.769466
                                                                         1.35%                  30,347                  9.766196
                                                                         1.40%                   4,014                  9.762926
                                                                         1.45%                   1,129                  9.759650
                                                                         1.50%                  26,877                  9.756374
                                                                         1.55%                   1,529                  9.753099
                                                                         1.65%                  11,178                  9.746555
                                                                         1.75%                     515                  9.740009
                                                                         0.95%  EV***          378,635                 12.384598
                                                                         1.00%  EV***          700,978                 12.374135
                                                                         1.05%  EV***           35,858                 12.363669
                                                                         1.10%  EV***           38,021                 12.353197
                                                                         1.15%  EV***            7,139                 12.342757
                                                                         1.20%  EV***           14,651                 12.332291
                                                                         1.25%  EV***           12,220                 12.321845
                                                                         1.30%  EV***               77                 12.311389
                                                                         1.35%  EV***               28                 12.300944
                                                                         1.40%  EV***           10,530                 12.290507
                                                                         1.45%  EV***            5,095                 12.280071
                                                                         1.50%  EV***           14,542                 12.269639
                                                                         1.55%  EV***            6,432                 12.259206
                                                                         1.65%  EV***              255                 12.238351
                                                                         1.75%  EV***               40                 12.217528

      UIF - Emerging Markets Debt Portfolio
              2001 ..............................................        0.95%                 667,879                 11.403171
                                                                         1.00%                 246,574                 11.379232
                                                                         1.05%                  52,717                 11.355355
                                                                         1.10%                  12,178                 17.490433
                                                                         1.15%                  12,496                 17.461708
                                                                         1.20%                 160,267                 17.444590
                                                                         1.25%                  10,737                 17.415214
                                                                         1.30%                  12,923                 17.385852
                                                                         1.35%                   3,225                 17.347230
                                                                         1.40%                   1,338                 17.318710
                                                                         1.45%                   2,907                 17.290213
                                                                         1.50%                   4,836                 17.261739
                                                                         1.55%                   1,156                 17.233321
                                                                         1.60%                   1,414                 17.204918
                                                                         1.65%                   2,933                 17.176522
                                                                         1.75%                     724                 13.267178
                                                                         1.80%                     671                 13.249217
                                                                         2.05%                      83                 13.159594
                                                                         2.20%                     728                 13.106031
                                                                         0.95%  EV***          164,732                 17.351378
                                                                         1.00%  EV***           63,264                 17.322848
                                                                         1.05%  EV***            6,083                 17.294335
                                                                         1.10%  EV***           17,611                 17.265902
                                                                         1.15%  EV***            6,738                 17.237472
                                                                         1.20%  EV***           20,438                 17.209059
                                                                         1.25%  EV***            5,631                 15.810099
                                                                         1.30%  EV***            2,521                 15.786337
                                                                         1.35%  EV***            2,418                 15.762636
                                                                         1.40%  EV***            2,510                 15.738933
                                                                         1.45%  EV***              663                 15.715283

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                             330,866          -2.05%  05/01/00
                                                                           2,797,897          -2.08%  05/01/00
                                                                             296,375          -2.12%  05/01/00
                                                                              39,188          -2.15%  05/01/00
                                                                              11,019          -2.18%  05/01/00
                                                                             262,222          -2.21%  05/01/00
                                                                              14,912          -2.25%  05/01/00
                                                                             108,947          -2.31%  05/01/00
                                                                               5,016          -2.38%  05/01/00
                                                                           4,689,242          -2.10%  05/01/00
                                                                           8,673,996          -2.13%  05/01/00
                                                                             443,336          -2.17%  05/01/00
                                                                             469,681          -2.20%  05/01/00
                                                                              88,115          -2.23%  05/01/00
                                                                             180,680          -2.27%  05/01/00
                                                                             150,573          -2.30%  05/01/00
                                                                                 948          -2.33%  05/01/00
                                                                                 344          -2.36%  05/01/00
                                                                             129,419          -2.40%  05/01/00
                                                                              62,567          -2.43%  05/01/00
                                                                             178,425          -2.46%  05/01/00
                                                                              78,851          -2.50%  05/01/00
                                                                               3,121          -2.56%  05/01/00
                                                                                 489          -2.63%  05/01/00

      UIF - Emerging Markets Debt Portfolio
              2001 ..............................................          7,615,938           9.05%
                                                                           2,805,823           8.99%
                                                                             598,620           8.94%
                                                                             212,998           8.88%
                                                                             218,202           8.83%
                                                                           2,795,792           8.77%
                                                                             186,987           8.72%
                                                                             224,677           8.66%
                                                                              55,945           8.61%
                                                                              23,172           8.55%
                                                                              50,263           8.50%
                                                                              83,478           8.44%
                                                                              19,922           8.38%
                                                                              24,328           8.33%
                                                                              50,379           8.27%
                                                                               9,605           8.16%
                                                                               8,890           8.11%
                                                                               1,092           7.83%
                                                                               9,541           7.66%
                                                                           2,858,327           8.59%
                                                                           1,095,913           8.53%
                                                                             105,201           8.48%
                                                                             304,070           8.42%
                                                                             116,146           8.37%
                                                                             351,719           8.31%
                                                                              89,027           8.26%
                                                                              39,797           8.20%
                                                                              38,114           8.15%
                                                                              39,505           8.09%
                                                                              10,419           8.03%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                        CONTRACT                                         UNIT
                                                                      EXPENSE RATE*            UNITS                  FAIR VALUE
                                                                      -------------         ----------                ----------
                                                                         1.50%  EV***              353                 15.691622
                                                                         1.55%  EV***               53                 15.668012
                                                                         1.60%  EV***               31                 15.644422
                                                                         1.65%  EV***               13                 15.620838
                                                                         1.70%  EV***              499                 15.597303
                                                                         1.85%  EV***              373                 15.526784
              2000 ..............................................        0.95%                 638,919                 10.456971
                                                                         1.00%                 234,648                 10.440316
                                                                         1.05%                  57,428                 10.423703
                                                                         1.10%                   6,901                 16.063592
                                                                         1.15%                     756                 16.045362
                                                                         1.20%                 203,365                 16.037786
                                                                         1.25%                   5,241                 16.018934
                                                                         1.30%                  19,928                 16.000072
                                                                         1.35%                   1,667                 15.972670
                                                                         1.40%                     129                 15.954543
                                                                         1.45%                     599                 15.936413
                                                                         1.50%                   4,475                 15.918288
                                                                         1.65%                   1,839                 15.863998
                                                                         1.75%                     724                 12.265925
                                                                         1.80%                     583                 12.255588
                                                                         0.95%  EV***          163,640                 15.979082
                                                                         1.00%  EV***           43,692                 15.960957
                                                                         1.05%  EV***            5,856                 15.942814
                                                                         1.10%  EV***            6,106                 15.924724
                                                                         1.15%  EV***            1,591                 15.906633
                                                                         1.20%  EV***            1,272                 15.888526
                                                                         1.25%  EV***              197                 14.604374
                                                                         1.35%  EV***               34                 14.575438
                                                                         1.40%  EV***              627                 14.560973
                                                                         1.45%  EV***              665                 14.546537
                                                                         1.50%  EV***            2,924                 14.532088
                                                                         1.55%  EV***              339                 14.517655
                                                                         1.70%  EV***              128                 14.474409
              1999 ..............................................        0.95%                 390,649                  9.477539
                                                                         1.00%                 151,811                  9.467196
                                                                         1.05%                  44,180                  9.456874
                                                                         1.10%                   1,356                 14.580968
                                                                         1.15%                     301                 14.571756
                                                                         1.20%                  65,889                 14.572201
                                                                         1.25%                     479                 14.562396
                                                                         1.30%                  10,194                 14.552579
                                                                         1.35%                     676                 14.534982
                                                                         1.65%                     388                 14.479873
              1998 ..............................................        0.95%                 301,931                  7.395794
                                                                         1.00%                 107,780                  7.391460
                                                                         1.05%                  28,827                  7.387124
                                                                         1.10%                      18                 11.395495
                                                                         1.20%                     593                 11.400149
                                                                         1.25%                     154                 11.398245
              1997 ..............................................        0.95%                   8,418                 10.425451
                                                                         1.00%                   8,668                 10.424614
                                                                         1.05%                   1,735                 10.423780

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                               5,539           7.98%
                                                                                 830           7.92%
                                                                                 485           7.87%
                                                                                 203           7.81%
                                                                               7,783           7.76%
                                                                               5,791           7.59%
              2000 ..............................................          6,681,157          10.33%
                                                                           2,449,799          10.28%
                                                                             598,612          10.22%
                                                                             110,855          10.17%
                                                                              12,130          10.11%
                                                                           3,261,524          10.06%
                                                                              83,955          10.00%
                                                                             318,849           9.95%
                                                                              26,626           9.89%
                                                                               2,058           9.84%
                                                                               9,546           9.78%
                                                                              71,234           9.73%
                                                                              29,174           9.56%
                                                                               8,881           9.45%
                                                                               7,145           9.39%
                                                                           2,614,817          10.18%  01/21/00
                                                                             697,366          10.12%  01/21/00
                                                                              93,361          10.07%  01/21/00
                                                                              97,236          10.02%  01/21/00
                                                                              25,307           9.97%  01/21/00
                                                                              20,210           9.92%  01/21/00
                                                                               2,877           9.86%  01/21/00
                                                                                 496           9.76%  01/21/00
                                                                               9,130           9.71%  01/21/00
                                                                               9,673           9.65%  01/21/00
                                                                              42,492           9.60%  01/21/00
                                                                               4,921           9.55%  01/21/00
                                                                               1,853           9.39%  01/21/00
              1999 ..............................................          3,702,391          28.15%
                                                                           1,437,224          28.08%
                                                                             417,805          28.02%
                                                                              19,772          27.95%
                                                                               4,386          27.89%
                                                                             960,148          27.82%
                                                                               6,975          27.76%
                                                                             148,349          27.70%
                                                                               9,826          27.63%
                                                                               5,618          27.24%
              1998 ..............................................          2,233,019         -29.06%
                                                                             796,652         -29.10%
                                                                             212,949         -29.13%
                                                                                 205          13.95%  10/01/98
                                                                               6,760          14.00%  09/01/98
                                                                               1,755          13.98%  09/01/98
              1997 ..............................................             87,761           4.25%  11/03/97
                                                                              90,361           4.25%  11/03/97
                                                                              18,085           4.24%  11/03/97

                                                                        CONTRACT                                         UNIT
                                                                      EXPENSE RATE*            UNITS                  FAIR VALUE
                                                                      -------------         ----------                ----------
      UIF - Mid Cap Growth Portfolio
              2001 ..............................................        0.95%                 272,096                  6.045067
                                                                         1.00%                 101,749                  6.039966
                                                                         1.05%                  17,678                  6.034873
                                                                         1.10%                  63,345                  6.029777
                                                                         1.15%                  53,129                  6.024685
                                                                         1.20%                 631,111                  6.019598
                                                                         1.25%                  54,912                  6.014503
                                                                         1.30%                  21,204                  6.009420
                                                                         1.35%                  89,515                  6.004330
                                                                         1.40%                  48,114                  5.999237
                                                                         1.45%                   3,058                  5.994160
                                                                         1.50%                 121,712                  5.989084
                                                                         1.55%                   3,917                  5.984011
                                                                         1.60%                   4,511                  5.978929
                                                                         1.65%                  57,704                  5.973855
                                                                         1.70%                   1,873                  5.968779
                                                                         1.75%                   2,950                  5.963710
                                                                         1.80%                  14,605                  5.958642
                                                                         1.85%                     756                  5.953570
                                                                         2.00%                       8                  5.938379
                                                                         2.05%                  19,072                  5.933316
                                                                         2.20%                  12,493                  5.918142
                                                                         0.95%  EV***          384,609                  8.781494
                                                                         1.00%  EV***          123,473                  8.771685
                                                                         1.05%  EV***           15,861                  8.761860
                                                                         1.10%  EV***           47,707                  8.752046
                                                                         1.15%  EV***            3,653                  8.742257
                                                                         1.20%  EV***           16,775                  8.732452
                                                                         1.25%  EV***              921                  8.722663
                                                                         1.30%  EV***            5,592                  8.712874
                                                                         1.35%  EV***              855                  8.703102
                                                                         1.40%  EV***           12,436                  8.693319
                                                                         1.45%  EV***            1,543                  8.683571
                                                                         1.50%  EV***            1,987                  8.673803
                                                                         1.55%  EV***            1,168                  8.664040
                                                                         1.60%  EV***              505                  8.654305
                                                                         1.65%  EV***              117                  8.644558
                                                                         1.80%  EV***               57                  8.615361
              2000 ..............................................        0.95%                 108,847                  8.634485
                                                                         1.00%                  75,294                  8.631598
                                                                         1.05%                  11,969                  8.628712
                                                                         1.10%                   6,104                  8.625825
                                                                         1.15%                   4,572                  8.622944
                                                                         1.20%                 358,904                  8.620055
                                                                         1.25%                  15,635                  8.617166
                                                                         1.30%                  28,091                  8.614274
                                                                         1.35%                   2,369                  8.611387
                                                                         1.45%                     110                  8.605609
                                                                         1.50%                  54,925                  8.602719
                                                                         1.55%                     492                  8.599825
                                                                         1.60%                     323                  8.596944
                                                                         1.65%                   2,136                  8.594047
                                                                         1.70%                     398                  8.591151
                                                                         1.75%                     623                  8.588260
                                                                         1.80%                   1,769                  8.585371

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
      UIF - Mid Cap Growth Portfolio
              2001 ..............................................          1,644,839         -29.99%
                                                                             614,561         -30.02%
                                                                             106,684         -30.06%
                                                                             381,956         -30.10%
                                                                             320,085         -30.13%
                                                                           3,799,035         -30.17%
                                                                             330,268         -30.20%
                                                                             127,424         -30.24%
                                                                             537,478         -30.27%
                                                                             288,647         -30.31%
                                                                              18,330         -30.35%
                                                                             728,943         -30.38%
                                                                              23,439         -30.42%
                                                                              26,971         -30.45%
                                                                             344,715         -30.49%
                                                                              11,180         -30.52%
                                                                              17,593         -30.56%
                                                                              87,026         -30.60%
                                                                               4,501         -30.63%
                                                                                  48         -30.74%
                                                                             113,160         -30.77%
                                                                              73,935         -30.88%
                                                                           3,377,442         -30.46%
                                                                           1,083,066         -30.50%
                                                                             138,972         -30.54%
                                                                             417,534         -30.57%
                                                                              31,935         -30.61%
                                                                             146,487         -30.64%
                                                                               8,034         -30.68%
                                                                              48,722         -30.71%
                                                                               7,441         -30.75%
                                                                             108,110         -30.78%
                                                                              13,399         -30.82%
                                                                              17,235         -30.86%
                                                                              10,120         -30.89%
                                                                               4,370         -30.93%
                                                                               1,011         -30.96%
                                                                                 491         -31.07%
              2000 ..............................................            939,838         -13.66%  05/01/00
                                                                             649,908         -13.68%  05/01/00
                                                                             103,277         -13.71%  05/01/00
                                                                              52,652         -13.74%  05/01/00
                                                                              39,424         -13.77%  05/01/00
                                                                           3,093,772         -13.80%  05/01/00
                                                                             134,729         -13.83%  05/01/00
                                                                             241,984         -13.86%  05/01/00
                                                                              20,400         -13.89%  05/01/00
                                                                                 947         -13.94%  05/01/00
                                                                             472,504         -13.97%  05/01/00
                                                                               4,231         -14.00%  05/01/00
                                                                               2,777         -14.03%  05/01/00
                                                                              18,357         -14.06%  05/01/00
                                                                               3,419         -14.09%  05/01/00
                                                                               5,350         -14.12%  05/01/00
                                                                              15,188         -14.15%  05/01/00

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                        CONTRACT                                         UNIT
                                                                      EXPENSE RATE*            UNITS                  FAIR VALUE
                                                                      -------------         ----------                ----------
                                                                         0.95%  EV***           65,694                 12.628696
                                                                         1.00%  EV***           65,347                 12.621058
                                                                         1.05%  EV***            8,617                 12.613403
                                                                         1.10%  EV***            1,926                 12.605756
                                                                         1.15%  EV***              384                 12.598107
                                                                         1.20%  EV***            5,252                 12.590455
                                                                         1.25%  EV***              212                 12.582807
                                                                         1.30%  EV***              229                 12.575160
                                                                         1.35%  EV***               80                 12.567519
                                                                         1.40%  EV***            6,673                 12.559870
                                                                         1.45%  EV***            1,543                 12.552234
                                                                         1.50%  EV***              649                 12.544592
                                                                         1.75%  EV***              122                 12.506378

      UIF - U.S. Real Estate Portfolio
              2001 ..............................................        0.95%               3,243,016                 11.953729
                                                                         1.00%               1,075,475                 11.928630
                                                                         1.05%                 239,464                 11.903602
                                                                         1.10%                 186,063                 13.688917
                                                                         1.15%                  72,813                 13.666427
                                                                         1.20%               1,039,193                 14.079160
                                                                         1.25%                  68,961                 14.055442
                                                                         1.30%                 187,949                 14.031746
                                                                         1.35%                  99,952                 13.576808
                                                                         1.40%                  82,206                 13.554456
                                                                         1.45%                   9,404                 13.532141
                                                                         1.50%                  43,622                 13.509845
                                                                         1.55%                  12,553                 13.487571
                                                                         1.60%                   6,976                 13.465327
                                                                         1.65%                  32,209                 13.443112
                                                                         1.70%                   7,507                 12.249784
                                                                         1.75%                   5,058                 12.233204
                                                                         1.80%                  10,683                 12.216634
                                                                         1.85%                   4,261                 12.200073
                                                                         1.90%                   2,176                 12.183524
                                                                         1.95%                      61                 12.166987
                                                                         2.00%                   1,407                 12.150459
                                                                         2.05%                  15,345                 12.133966
                                                                         2.10%                       4                 12.117487
                                                                         2.15%                       8                 12.101019
                                                                         2.20%                   4,118                 12.084542
                                                                         2.25%                     736                 13.036226
                                                                         0.95%  EV***          693,903                 13.531353
                                                                         1.00%  EV***          314,092                 13.511107
                                                                         1.05%  EV***           30,659                 13.490849
                                                                         1.10%  EV***          219,365                 13.470613
                                                                         1.15%  EV***           41,878                 13.450384
                                                                         1.20%  EV***           41,788                 13.430200
                                                                         1.25%  EV***           30,453                 13.410059
                                                                         1.30%  EV***           15,423                 13.389895
                                                                         1.35%  EV***           10,204                 13.369791
                                                                         1.40%  EV***           49,373                 13.349688
                                                                         1.45%  EV***            7,034                 13.329592

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                             829,630         -13.85%  05/01/00
                                                                             824,748         -13.87%  05/01/00
                                                                             108,690         -13.90%  05/01/00
                                                                              24,279         -13.93%  05/01/00
                                                                               4,838         -13.96%  05/01/00
                                                                              66,125         -13.99%  05/01/00
                                                                               2,668         -14.02%  05/01/00
                                                                               2,880         -14.05%  05/01/00
                                                                               1,005         -14.08%  05/01/00
                                                                              83,812         -14.11%  05/01/00
                                                                              19,368         -14.13%  05/01/00
                                                                               8,141         -14.16%  05/01/00
                                                                               1,526         -14.31%  05/01/00

      UIF - U.S. Real Estate Portfolio
              2001 ..............................................         38,766,134           8.79%
                                                                          12,828,943           8.74%
                                                                           2,850,484           8.68%
                                                                           2,547,001           8.63%
                                                                             995,094           8.57%
                                                                          14,630,965           8.52%
                                                                             969,277           8.46%
                                                                           2,637,253           8.41%
                                                                           1,357,029           8.35%
                                                                           1,114,258           8.30%
                                                                             127,256           8.24%
                                                                             589,326           8.18%
                                                                             169,309           8.13%
                                                                              93,934           8.07%
                                                                             432,989           8.02%
                                                                              91,959           7.96%
                                                                              61,876           7.91%
                                                                             130,510           7.85%
                                                                              51,985           7.80%
                                                                              26,511           7.74%
                                                                                 742           7.69%
                                                                              17,096           7.63%
                                                                             186,196           7.58%
                                                                                  48           7.52%
                                                                                  97           7.47%
                                                                              49,764           7.41%
                                                                               9,595           7.36%
                                                                           9,389,446           8.37%
                                                                           4,243,731           8.31%
                                                                             413,616           8.26%
                                                                           2,954,981           8.20%
                                                                             563,275           8.15%
                                                                             561,221           8.09%
                                                                             408,377           8.04%
                                                                             206,512           7.98%
                                                                             136,425           7.93%
                                                                             659,114           7.87%
                                                                              93,760           7.82%

                                                                        CONTRACT                                         UNIT
                                                                      EXPENSE RATE*            UNITS                  FAIR VALUE
                                                                      -------------         ----------                ----------
                                                                         1.50%  EV***            1,284                 13.309516
                                                                         1.55%  EV***           29,109                 13.289478
                                                                         1.60%  EV***           15,104                 13.269449
                                                                         1.65%  EV***            3,261                 13.249430
                                                                         1.70%  EV***           10,512                 13.229448
                                                                         1.80%  EV***              715                 13.189522
                                                                         1.85%  EV***            3,994                 13.169612
                                                                         1.95%  EV***            5,218                 13.129814
                                                                         2.10%  EV***            1,814                 13.070270
                                                                         2.20%  EV***                8                 13.030675
              2000 ..............................................        0.95%               2,318,276                 10.987658
                                                                         1.00%               1,292,468                 10.970158
                                                                         1.05%                 253,822                 10.952709
                                                                         1.10%                  38,231                 12.601811
                                                                         1.15%                  14,065                 12.587517
                                                                         1.20%                 717,713                 12.974262
                                                                         1.25%                  13,214                 12.959009
                                                                         1.30%                 207,408                 12.943746
                                                                         1.35%                  19,957                 12.530461
                                                                         1.40%                  11,941                 12.516221
                                                                         1.45%                   4,423                 12.501983
                                                                         1.50%                   9,076                 12.487759
                                                                         1.55%                   2,042                 12.473542
                                                                         1.60%                   6,281                 12.459341
                                                                         1.65%                     481                 12.445148
                                                                         1.75%                   1,376                 11.336655
                                                                         1.80%                   5,727                 11.327088
                                                                         0.95%  EV***          415,481                 12.486344
                                                                         1.00%  EV***          248,471                 12.474020
                                                                         1.05%  EV***            8,827                 12.461667
                                                                         1.10%  EV***           58,343                 12.449327
                                                                         1.15%  EV***            3,765                 12.437001
                                                                         1.20%  EV***           15,757                 12.424677
                                                                         1.25%  EV***            3,052                 12.412379
                                                                         1.30%  EV***            1,090                 12.400059
                                                                         1.35%  EV***              391                 12.387770
                                                                         1.40%  EV***            7,954                 12.375485
                                                                         1.45%  EV***            1,019                 12.363181
                                                                         1.50%  EV***            2,698                 12.350886
                                                                         1.55%  EV***              104                 12.338621
                                                                         1.65%  EV***               14                 12.314073
                                                                         1.70%  EV***              693                 12.301819
                                                                         1.85%  EV***              469                 12.265070
              1999 ..............................................        0.95%               1,445,120                  8.662065
                                                                         1.00%                 649,998                  8.652617
                                                                         1.05%                 133,485                  8.643190
                                                                         1.10%                   4,062                  9.949557
                                                                         1.15%                     955                  9.943271
                                                                         1.20%                 154,456                 10.253920
                                                                         1.25%                   1,840                 10.247016
                                                                         1.30%                  14,026                 10.240102
                                                                         1.35%                   3,161                  9.918143
                                                                         1.40%                   1,139                  9.911855
                                                                         1.50%                     414                  9.899304
                                                                         1.75%                   1,471                  9.009528

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                              17,089           7.76%
                                                                             386,843           7.71%
                                                                             200,422           7.65%
                                                                              43,206           7.60%
                                                                             139,068           7.54%
                                                                               9,431           7.43%
                                                                              52,599           7.37%
                                                                              68,511           7.26%
                                                                              23,709           7.10%
                                                                                 104           6.99%
              2000 ..............................................         25,472,424           4.04%  09/21/00
                                                                          14,178,578           4.02%  09/21/00
                                                                           2,780,039           4.01%  09/21/00
                                                                             481,780           3.99%  09/21/00
                                                                             177,043           3.98%  09/21/00
                                                                           9,311,797           3.97%  09/21/00
                                                                             171,240           3.95%  09/21/00
                                                                           2,684,636           3.94%  09/21/00
                                                                             250,070           3.92%  09/21/00
                                                                             149,456           3.91%  09/21/00
                                                                              55,296           3.90%  09/21/00
                                                                             113,339           3.88%  09/21/00
                                                                              25,471           3.87%  09/21/00
                                                                              78,257           3.85%  09/21/00
                                                                               5,986           3.84%  09/21/00
                                                                              15,599           3.81%  09/21/00
                                                                              64,870           3.80%  09/21/00
                                                                           5,187,839          23.30%  01/21/00
                                                                           3,099,432          23.24%  01/21/00
                                                                             109,999          23.18%  01/21/00
                                                                             726,331          23.12%  01/21/00
                                                                              46,825          23.06%  01/21/00
                                                                             195,776          23.00%  01/21/00
                                                                              37,883          22.95%  01/21/00
                                                                              13,516          22.89%  01/21/00
                                                                               4,844          22.83%  01/21/00
                                                                              98,435          22.77%  01/21/00
                                                                              12,598          22.71%  01/21/00
                                                                              33,323          22.65%  01/21/00
                                                                               1,283          22.59%  01/21/00
                                                                                 172          22.48%  01/21/00
                                                                               8,525          22.42%  01/21/00
                                                                               5,752          22.24%  01/21/00
              1999 ..............................................         12,517,723          -4.29%
                                                                           5,624,184          -4.34%
                                                                           1,153,736          -4.39%
                                                                              40,415          -4.44%
                                                                               9,496          -4.48%
                                                                           1,583,779          -4.53%
                                                                              18,855          -4.58%
                                                                             143,628          -4.63%
                                                                              31,351          -4.68%
                                                                              11,290          -4.73%
                                                                               4,098          -4.82%
                                                                              13,253          -9.90%  05/03/99

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                        CONTRACT                                         UNIT
                                                                      EXPENSE RATE*            UNITS                  FAIR VALUE
                                                                      -------------         ----------                ----------
              1998 ..............................................        0.95%               1,252,355                  9.050353
                                                                         1.00%                 622,276                  9.045055
                                                                         1.05%                 112,081                  9.039759
                                                                         1.10%                     883                 10.411332
                                                                         1.15%                     227                 10.410018
                                                                         1.20%                   2,204                 10.740684
              1997 ..............................................        0.95%                  60,119                 10.338661
                                                                         1.00%                  31,902                 10.337835
                                                                         1.05%                  10,537                 10.337004

      Van Eck WIT - Worldwide Emerging Markets Fund
              2001 ..............................................        0.95%               2,413,328                  6.389225
                                                                         1.00%                 984,890                  6.375816
                                                                         1.05%                 205,904                  6.362414
                                                                         1.10%                  71,318                 13.972459
                                                                         1.15%                  27,801                 13.949511
                                                                         1.20%                 410,579                 13.343009
                                                                         1.25%                  27,574                 13.320519
                                                                         1.30%                 114,548                 13.298062
                                                                         1.35%                  23,349                 13.857976
                                                                         1.40%                  26,726                 13.835162
                                                                         1.45%                   6,359                 13.812362
                                                                         1.50%                  11,956                 13.789595
                                                                         1.55%                   2,678                 13.766864
                                                                         1.60%                  12,357                 13.744142
                                                                         1.65%                  14,811                 13.721459
                                                                         1.70%                     192                  8.602001
                                                                         1.75%                     451                  8.590347
                                                                         1.80%                   3,545                  8.578684
                                                                         1.85%                      25                  8.567036
                                                                         2.05%                   7,767                  8.520571
                                                                         2.20%                     928                  8.485820
                                                                         0.95%  EV***          445,670                 13.829351
                                                                         1.00%  EV***          103,829                 13.806582
                                                                         1.05%  EV***            8,749                 13.783823
                                                                         1.10%  EV***           51,018                 13.761117
                                                                         1.15%  EV***          102,025                 13.738410
                                                                         1.20%  EV***           11,179                 13.715728
                                                                         1.25%  EV***           11,961                 11.373276
                                                                         1.30%  EV***            7,770                 11.356166
                                                                         1.35%  EV***            3,447                 11.339053
                                                                         1.40%  EV***            6,689                 11.321985
                                                                         1.45%  EV***            4,299                 11.304911
                                                                         1.50%  EV***            6,273                 11.287869
                                                                         1.55%  EV***            5,458                 11.270850
                                                                         1.60%  EV***            1,104                 11.253820
                                                                         1.65%  EV***            1,559                 11.236836
                                                                         1.70%  EV***            1,378                 11.219848
                                                                         1.75%  EV***              612                 11.202905
                                                                         1.85%  EV***              152                 11.169024
                                                                         1.95%  EV***               23                 11.135211
              2000 ..............................................        0.95%               1,926,318                  6.569856
                                                                         1.00%                 894,428                  6.559411
                                                                         1.05%                 185,292                  6.548959
                                                                         1.10%                  21,492                 14.389442

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
              1998 ..............................................         11,334,255         -12.46%
                                                                           5,628,521         -12.51%
                                                                           1,013,185         -12.55%
                                                                               9,193           4.11%  10/01/98
                                                                               2,363           4.10%  10/01/98
                                                                              23,672           7.41%  09/01/98
              1997 ..............................................            621,550           3.39%  11/03/97
                                                                             329,798           3.38%  11/03/97
                                                                             108,921           3.37%  11/03/97

      Van Eck WIT - Worldwide Emerging Markets Fund
              2001 ..............................................         15,419,296          -2.75%
                                                                           6,279,477          -2.80%
                                                                           1,310,046          -2.85%
                                                                             996,488          -2.90%
                                                                             387,810          -2.95%
                                                                           5,478,359          -3.00%
                                                                             367,300          -3.05%
                                                                           1,523,266          -3.10%
                                                                             323,570          -3.15%
                                                                             369,759          -3.19%
                                                                              87,833          -3.24%
                                                                             164,868          -3.29%
                                                                              36,868          -3.34%
                                                                             169,836          -3.39%
                                                                             203,229          -3.44%
                                                                               1,652          -3.49%
                                                                               3,874          -3.54%
                                                                              30,411          -3.59%
                                                                                 214          -3.64%
                                                                              66,179          -3.84%
                                                                               7,875          -3.99%
                                                                           6,163,327          -3.44%
                                                                           1,433,524          -3.49%
                                                                             120,595          -3.53%
                                                                             702,065          -3.58%
                                                                           1,401,661          -3.63%
                                                                             153,328          -3.68%
                                                                             136,036          -3.73%
                                                                              88,237          -3.78%
                                                                              39,086          -3.83%
                                                                              75,733          -3.88%
                                                                              48,600          -3.93%
                                                                              70,809          -3.98%
                                                                              61,516          -4.03%
                                                                              12,424          -4.08%
                                                                              17,518          -4.13%
                                                                              15,461          -4.18%
                                                                               6,856          -4.23%
                                                                               1,698          -4.33%
                                                                                 256          -4.43%
              2000 ..............................................         12,655,632         -42.42%
                                                                           5,866,921         -42.45%
                                                                           1,213,470         -42.47%
                                                                             309,258         -42.50%

                                                                        CONTRACT                                         UNIT
                                                                      EXPENSE RATE*            UNITS                  FAIR VALUE
                                                                      -------------         ----------                ----------
                                                                         1.15%                   4,887                 14.373141
                                                                         1.20%                 362,220                 13.755231
                                                                         1.25%                  20,195                 13.739047
                                                                         1.30%                  95,797                 13.722894
                                                                         1.35%                  12,251                 14.308006
                                                                         1.40%                   8,375                 14.291739
                                                                         1.45%                   5,277                 14.275487
                                                                         1.50%                   8,026                 14.259243
                                                                         1.55%                     361                 14.243025
                                                                         1.60%                     900                 14.226803
                                                                         1.65%                   5,776                 14.210596
                                                                         1.70%                     194                  8.913211
                                                                         1.75%                     451                  8.905697
                                                                         1.80%                     342                  8.898173
                                                                         0.95%  EV***          180,479                 14.321380
                                                                         1.00%  EV***          104,288                 14.305127
                                                                         1.05%  EV***            8,463                 14.288883
                                                                         1.10%  EV***           17,509                 14.272652
                                                                         1.15%  EV***            6,593                 14.256421
                                                                         1.20%  EV***            6,022                 14.240196
                                                                         1.25%  EV***            7,866                 11.814248
                                                                         1.30%  EV***              656                 11.802527
                                                                         1.35%  EV***              613                 11.790816
                                                                         1.40%  EV***            1,884                 11.779125
                                                                         1.45%  EV***            4,581                 11.767420
                                                                         1.50%  EV***            3,039                 11.755734
                                                                         1.55%  EV***            4,668                 11.744056
                                                                         1.60%  EV***            1,776                 11.732366
                                                                         1.65%  EV***            3,492                 11.720700
                                                                         1.70%  EV***            2,415                 11.709031
                                                                         1.75%  EV***              500                 11.697380
                                                                         1.80%  EV***               10                 11.685714
                                                                         1.85%  EV***              102                 11.674072
                                                                         1.90%  EV***               36                 11.662426
                                                                         1.95%  EV***               68                 11.650775
              1999 ..............................................        0.95%               1,653,874                 11.409242
                                                                         1.00%                 717,631                 11.396847
                                                                         1.05%                 147,063                 11.384426
                                                                         1.10%                   7,072                 25.026598
                                                                         1.15%                   1,298                 25.010854
                                                                         1.20%                 166,294                 23.947713
                                                                         1.25%                   9,679                 23.931619
                                                                         1.30%                  34,059                 23.915562
                                                                         1.35%                  10,014                 24.947866
                                                                         1.40%                   1,758                 24.932117
                                                                         1.45%                  15,963                 24.916384
                                                                         1.50%                     338                 24.900624
                                                                         1.65%                     616                 24.853443
                                                                         1.70%                      16                 15.596564
              1998 ..............................................        0.95%                 497,198                  5.751082
                                                                         1.00%                 245,792                  5.747723
                                                                         1.05%                  78,298                  5.744349
                                                                         1.10%                      18                 12.634284
                                                                         1.15%                      20                 12.632701
                                                                         1.20%                   1,018                 12.101814

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                              70,242         -42.53%
                                                                           4,982,420         -42.56%
                                                                             277,460         -42.59%
                                                                           1,314,612         -42.62%
                                                                             175,287         -42.65%
                                                                             119,693         -42.68%
                                                                              75,332         -42.71%
                                                                             114,445         -42.74%
                                                                               5,142         -42.76%
                                                                              12,804         -42.79%
                                                                              82,080         -42.82%
                                                                               1,729         -42.85%
                                                                               4,016         -42.88%
                                                                               3,043         -42.91%
                                                                           2,584,708         -43.22%  01/21/00
                                                                           1,491,853         -43.25%  01/21/00
                                                                             120,927         -43.28%  01/21/00
                                                                             249,900         -43.30%  01/21/00
                                                                              93,993         -43.33%  01/21/00
                                                                              85,754         -43.36%  01/21/00
                                                                              92,931         -43.38%  01/21/00
                                                                               7,742         -43.41%  01/21/00
                                                                               7,228         -43.44%  01/21/00
                                                                              22,192         -43.47%  01/21/00
                                                                              53,907         -43.49%  01/21/00
                                                                              35,726         -43.52%  01/21/00
                                                                              54,821         -43.55%  01/21/00
                                                                              20,837         -43.57%  01/21/00
                                                                              40,929         -43.60%  01/21/00
                                                                              28,277         -43.63%  01/21/00
                                                                               5,849         -43.66%  01/21/00
                                                                                 117         -43.68%  01/21/00
                                                                               1,191         -43.71%  01/21/00
                                                                                 420         -43.74%  01/21/00
                                                                                 792         -43.76%  01/21/00
              1999 ..............................................         18,869,449          98.38%
                                                                           8,178,731          98.28%
                                                                           1,674,228          98.18%
                                                                             176,988          98.08%
                                                                              32,464          97.99%
                                                                           3,982,361          97.89%
                                                                             231,634          97.79%
                                                                             814,540          97.69%
                                                                             249,828          97.59%
                                                                              43,831          97.49%
                                                                             397,740          97.39%
                                                                               8,416          97.29%
                                                                              15,310          96.99%
                                                                                 250          55.97%  05/03/99
              1998 ..............................................          2,859,426         -34.76%
                                                                           1,412,744         -34.79%
                                                                             449,771         -34.82%
                                                                                 227          26.34%  10/01/98
                                                                                 253          26.33%  10/01/98
                                                                              12,320          21.02%  09/01/98

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                        CONTRACT                                         UNIT
                                                                      EXPENSE RATE*            UNITS                  FAIR VALUE
                                                                      -------------         ----------                ----------
              1997 ..............................................        0.95%                  27,488                  8.814851
                                                                         1.00%                  45,598                  8.814146
                                                                         1.05%                   1,512                  8.813437

      Van Eck WIT - Worldwide Hard Assets Fund
              2001 ..............................................        0.95%                 472,948                  7.202559
                                                                         1.00%                 248,001                  7.187428
                                                                         1.05%                  42,344                  7.172354
                                                                         1.10%                  26,693                 11.582739
                                                                         1.15%                   9,245                 11.563707
                                                                         1.20%                 156,730                 12.319065
                                                                         1.25%                   6,807                 12.298301
                                                                         1.30%                  18,732                 12.277582
                                                                         1.35%                  17,516                 11.487829
                                                                         1.40%                  15,598                 11.468935
                                                                         1.45%                   1,728                 11.450041
                                                                         1.50%                   3,136                 11.431171
                                                                         1.55%                   5,442                 11.412316
                                                                         1.60%                     301                 11.393485
                                                                         1.65%                     497                 11.374685
                                                                         1.70%                      60                  9.627768
                                                                         1.80%                     234                  9.601688
                                                                         1.90%                     756                  9.575679
                                                                         0.95%  EV***           94,104                 11.479344
                                                                         1.00%  EV***           64,267                 11.460448
                                                                         1.05%  EV***            1,940                 11.441578
                                                                         1.10%  EV***           15,149                 11.422743
                                                                         1.15%  EV***            2,593                 11.403895
                                                                         1.20%  EV***            3,220                 11.385108
                                                                         1.25%  EV***            7,269                 11.228835
                                                                         1.30%  EV***            1,468                 11.211978
                                                                         1.35%  EV***            2,769                 11.195122
                                                                         1.40%  EV***            4,549                 11.178257
                                                                         1.45%  EV***            3,277                 11.161438
                                                                         1.50%  EV***              134                 11.144636
                                                                         1.55%  EV***            2,829                 11.127834
                                                                         1.60%  EV***            2,509                 11.111045
                                                                         1.85%  EV***               32                 11.027421
              2000 ..............................................        0.95%                 466,989                  8.120188
                                                                         1.00%                 235,704                  8.107253
                                                                         1.05%                  55,308                  8.094362
                                                                         1.10%                   1,698                 13.078363
                                                                         1.15%                   1,036                 13.063519
                                                                         1.20%                 112,355                 13.923943
                                                                         1.25%                   3,884                 13.907561
                                                                         1.30%                  16,688                 13.891206
                                                                         1.35%                   6,763                 13.004291
                                                                         1.40%                   5,051                 12.989532
                                                                         1.45%                   2,887                 12.974758
                                                                         1.50%                   3,431                 12.959993
                                                                         1.70%                      48                 10.937759
                                                                         0.95%  EV***           44,570                 13.000985
                                                                         1.00%  EV***           63,985                 12.986211
                                                                         1.05%  EV***               74                 12.971460
                                                                         1.10%  EV***            2,695                 12.956723

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
              1997 ..............................................            242,303         -11.85%  11/03/97
                                                                             401,907         -11.86%  11/03/97
                                                                              13,326         -11.87%  11/03/97

      Van Eck WIT - Worldwide Hard Assets Fund
              2001 ..............................................          3,406,436         -11.30%
                                                                           1,782,489         -11.35%
                                                                             303,706         -11.39%
                                                                             309,178         -11.44%
                                                                             106,906         -11.48%
                                                                           1,930,767         -11.53%
                                                                              83,715         -11.57%
                                                                             229,984         -11.62%
                                                                             201,221         -11.66%
                                                                             178,892         -11.71%
                                                                              19,786         -11.75%
                                                                              35,848         -11.80%
                                                                              62,106         -11.84%
                                                                               3,429         -11.89%
                                                                               5,653         -11.93%
                                                                                 578         -11.98%
                                                                               2,247         -12.07%
                                                                               7,239         -12.16%
                                                                           1,080,252         -11.70%
                                                                             736,529         -11.75%
                                                                              22,197         -11.79%
                                                                             173,043         -11.84%
                                                                              29,570         -11.88%
                                                                              36,660         -11.93%
                                                                              81,622         -11.97%
                                                                              16,459         -12.02%
                                                                              30,999         -12.06%
                                                                              50,850         -12.11%
                                                                              36,576         -12.15%
                                                                               1,493         -12.20%
                                                                              31,481         -12.24%
                                                                              27,878         -12.29%
                                                                                 353         -12.52%
              2000 ..............................................          3,792,038          10.35%
                                                                           1,910,912          10.29%
                                                                             447,683          10.24%
                                                                              22,207          10.18%
                                                                              13,534          10.13%
                                                                           1,564,425          10.07%
                                                                              54,017          10.02%
                                                                             231,816           9.96%
                                                                              87,948           9.91%
                                                                              65,610           9.85%
                                                                              37,458           9.80%
                                                                              44,466           9.74%
                                                                                 525           9.52%
                                                                             579,454           8.89%  01/21/00
                                                                             830,923           8.84%  01/21/00
                                                                                 960           8.79%  01/21/00
                                                                              34,918           8.74%  01/21/00

                                                                        CONTRACT                                         UNIT
                                                                      EXPENSE RATE*            UNITS                  FAIR VALUE
                                                                      -------------         ----------                ----------
                                                                         1.20%  EV***              722                 12.927247
                                                                         1.25%  EV***              205                 12.756348
                                                                         1.60%  EV***            1,354                 12.667939
                                                                         1.85%  EV***               32                 12.604987
              1999 ..............................................        0.95%                 416,100                  7.358645
                                                                         1.00%                 216,671                  7.350618
                                                                         1.05%                  53,452                  7.342607
                                                                         1.10%                   1,614                 11.869689
                                                                         1.15%                     749                 11.862189
                                                                         1.20%                  90,494                 12.649846
                                                                         1.25%                     752                 12.641312
                                                                         1.30%                  36,919                 12.632809
                                                                         1.35%                   3,579                 11.832203
                                                                         1.40%                   2,718                 11.824722
                                                                         1.45%                     175                 11.817233
                                                                         1.50%                     296                 11.809742
                                                                         1.65%                     423                 11.787279
                                                                         1.70%                      23                  9.987144
              1998 ..............................................        0.95%                 198,371                  6.139717
                                                                         1.00%                 106,080                  6.136113
                                                                         1.05%                  28,348                  6.132522
                                                                         1.10%                     489                  9.918535
              1997 ..............................................        0.95%                  17,265                  8.979477
                                                                         1.00%                   5,261                  8.978753
                                                                         1.05%                   1,995                  8.978030

      Victory VIF - Diversified Stock Fund Class A Shares
              2001 ..............................................        0.95%                  52,043                  9.850083
                                                                         1.00%                  50,185                  9.841798
                                                                         1.05%                   4,983                  9.833527
                                                                         1.10%                  75,232                  9.825236
                                                                         1.15%                  26,177                  9.816956
                                                                         1.20%                 463,215                  9.739393
                                                                         1.25%                  24,486                  9.727116
                                                                         1.30%                  10,406                  9.714847
                                                                         1.35%                     689                  9.702589
                                                                         1.40%                   4,072                  9.690344
                                                                         1.50%                  13,748                  9.665888
                                                                         1.55%                   5,205                  9.653677
                                                                         1.60%                   2,097                  9.641466
                                                                         1.65%                   4,962                  9.629285
                                                                         0.95%  EV***          136,449                  9.689986
                                                                         1.00%  EV***          783,852                  9.677708
                                                                         1.05%  EV***            5,947                  9.665446
                                                                         1.10%  EV***          120,592                  9.653179
                                                                         1.15%  EV***           32,763                  9.640946
                                                                         1.20%  EV***            7,608                  9.628695
                                                                         1.25%  EV***           19,297                  9.616473
                                                                         1.30%  EV***           29,670                  9.604266
                                                                         1.40%  EV***            5,061                  9.579832
                                                                         1.45%  EV***            1,086                  9.567636
                                                                         1.55%  EV***            4,185                  9.543267
                                                                         1.60%  EV***            4,985                  9.531102
                                                                         1.70%  EV***           12,427                  9.506809
                                                                         1.85%  EV***            3,390                  9.470436
          Initial Deposit Funding ...............................           -                  100,000                 10.037459

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                               9,333           8.64%  01/21/00
                                                                               2,615           8.58%  01/21/00
                                                                              17,152           8.22%  01/21/00
                                                                                 403           7.96%  01/21/00
              1999 ..............................................          3,061,932          19.85%
                                                                           1,592,666          19.79%
                                                                             392,477          19.73%
                                                                              19,158          19.67%
                                                                               8,885          19.61%
                                                                           1,144,735          19.55%
                                                                               9,506          19.49%
                                                                             466,391          19.43%
                                                                              42,347          19.37%
                                                                              32,140          19.31%  09/24/99
                                                                               2,068          19.25%
                                                                               3,496          19.19%
                                                                               4,986          19.01%
                                                                                 230          -0.13%  05/03/99
              1998 ..............................................          1,217,942         -31.63%
                                                                             650,919         -31.66%
                                                                             173,845         -31.69%
                                                                               4,850          -0.81%  10/01/98
              1997 ..............................................            155,031         -10.21%  11/03/97
                                                                              47,237         -10.21%  11/03/97
                                                                              17,911         -10.22%  11/03/97

      Victory VIF - Diversified Stock Fund Class A Shares
              2001 ..............................................            512,628          -0.64%
                                                                             493,911          -0.69%
                                                                              49,000          -0.74%
                                                                             739,172          -0.79%
                                                                             256,978          -0.84%
                                                                           4,511,433          -0.89%
                                                                             238,178          -0.94%
                                                                             101,093          -0.99%
                                                                               6,685          -1.04%
                                                                              39,459          -1.09%
                                                                             132,887          -1.20%
                                                                              50,247          -1.25%
                                                                              20,218          -1.30%
                                                                              47,781          -1.35%
                                                                           1,322,189          -1.09%
                                                                           7,585,891          -1.14%
                                                                              57,480          -1.20%
                                                                           1,164,096          -1.25%
                                                                             315,866          -1.30%
                                                                              73,255          -1.35%
                                                                             185,569          -1.40%
                                                                             284,959          -1.45%
                                                                              48,484          -1.55%
                                                                              10,390          -1.60%
                                                                              39,939          -1.70%
                                                                              47,513          -1.75%
                                                                             118,141          -1.85%
                                                                              32,105          -2.00%
          Initial Deposit Funding ...............................          1,003,746           0.32%

                                                                     (Continued)

                        NATIONWIDE VARIABLE ACCOUNT-9

                                     CONTRACT                             UNIT             CONTRACT            TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE       OWNERS' EQUITY        RETURN**
                                  -------------           ---------    ----------       --------------        --------
         2000.................       0.95%                   19,926        9.913591           197,538       -0.86%  05/01/00
                                     1.00%                   41,921        9.910285           415,449       -0.90%  05/01/00
                                     1.05%                    2,458        9.906989            24,351       -0.93%  05/01/00
                                     1.10%                   20,554        9.903675           203,560       -0.96%  05/01/00
                                     1.20%                  500,693        9.827143         4,920,382       -2.32%
                                     1.25%                   21,276        9.819759           208,925       -2.37%
                                     1.40%                      464        9.797620             4,546       -2.51%
                                     1.45%                    9,565        9.790234            93,644       -2.56%
                                     1.50%                   12,615        9.782879           123,411       -2.61%
                                     1.65%                    3,470        9.760791            33,870       -2.76%
                                     0.95%  EV***            43,363        9.797186           424,835       -1.15%  05/01/00
                                     1.00%  EV***           485,854        9.789785         4,756,406       -1.19%  05/01/00
                                     1.05%  EV***             7,848        9.782367            76,772       -1.22%  05/01/00
                                     1.10%  EV***             9,949        9.774956            97,251       -1.25%  05/01/00
                                     1.15%  EV***            12,317        9.767557           120,307       -1.29%  05/01/00
                                     1.20%  EV***             2,267        9.760138            22,126       -1.32%  05/01/00
                                     1.25%  EV***             8,032        9.752734            78,334       -1.35%  05/01/00
                                     1.40%  EV***             1,531        9.730523            14,897       -1.45%  05/01/00
                                     1.45%  EV***             1,086        9.723116            10,559       -1.48%  05/01/00
                                     1.55%  EV***             3,941        9.708316            38,260       -1.55%  05/01/00
                                     1.60%  EV***             2,730        9.700925            26,484       -1.58%  05/01/00
                                     1.70%  EV***               870        9.686150             8,427       -1.65%  05/01/00
   Initial Deposit Funding....          -                   100,000       10.005426         1,000,543       -1.14%
         1999.................       1.20%                  288,815       10.060160         2,905,525        0.60%  07/01/99
                                     1.25%                    4,891       10.057633            49,192        0.58%  07/01/99
                                     1.50%                    5,099       10.045034            51,220        0.45%  07/01/99
                                     1.65%                    1,948       10.037475            19,553        0.37%  07/01/99
   Initial Deposit Funding....          -                   100,000       10.120885         1,012,089        1.21%  07/01/99

Victory VIF - Investment Quality Bond Fund Class A Shares
         2001.................       1.20%                   90,173       11.460474         1,033,425        5.20%
                                     1.25%                    4,485       11.446057            51,336        5.15%
                                     1.50%                    4,176       11.374048            47,498        4.88%
                                     1.65%                      750       11.330985             8,498        4.72%
      Initial Deposit Funding..         -                   100,000       11.846526         1,184,653        6.49%
         2000..................      1.20%                   96,130       10.893906         1,047,231        9.70%
                                     1.25%                    4,485       10.885745            48,823        9.64%
                                     1.50%                    3,868       10.844847            41,948        9.37%
                                     1.65%                      750       10.820355             8,115        9.20%
      Initial Deposit Funding..         -                   100,000       11.124721         1,112,472       11.02%
         1999..................      1.20%                   71,512        9.930934           710,181       -0.69%  07/01/99
                                     1.25%                      883        9.928452             8,767       -0.72%  07/01/99
                                     1.50%                      390        9.916014             3,867       -0.84%  07/01/99
                                     1.65%                      750        9.908553             7,431       -0.91%  07/01/99
      Initial Deposit Funding..         -                   100,000       10.020857         1,002,086       -0.21%  07/01/99

 Victory VIF - Small Company Opportunity Fund Class A Shares
         2001..................      0.95%                    3,972       10.480284            41,628       -7.11%
                                     1.00%                    6,196       10.471476            64,881       -7.16%
                                     1.10%                    2,420       10.453839            25,298       -7.25%
                                     1.15%                      140       10.445052             1,462       -7.30%
                                     1.20%                   48,751       10.960868           534,353       -7.34%
                                     1.25%                    3,889       10.947049            42,573       -7.39%
                                     1.30%                      189       10.933230             2,066       -7.44%
                                     1.40%                      497       10.905632             5,420       -7.53%
                                     1.50%                    1,970       10.878118            21,430       -7.63%

                                                                     (Continued)


                                     CONTRACT                             UNIT             CONTRACT            TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE       OWNERS' EQUITY        RETURN**
                                  -------------           ---------    ----------       --------------        --------
                                     1.60%                      950       10.850657            10,308       -7.72%
                                     1.65%                    1,564       10.836929            16,949       -7.77%
                                     0.95%  EV***             8,845       10.910228            96,501       -7.51%
                                     1.00%  EV***            27,331       10.896414           297,810       -7.56%
                                     1.05%  EV***             5,457       10.882610            59,386       -7.60%
                                     1.10%  EV***            25,455       10.868807           276,665       -7.65%
                                     1.15%  EV***               935       10.855004            10,149       -7.70%
                                     1.30%  EV***               987       10.813689            10,673       -7.84%
                                     1.55%  EV***                81       10.745037               870       -8.08%
                                     1.60%  EV***             1,329       10.731351            14,262       -8.12%
                                     1.70%  EV***               190       10.703999             2,034       -8.22%
      Initial Deposit Funding..         -                   100,000       11.296406         1,129,641       -6.21%
         2000..................      0.95%                    1,613       11.282284            18,198       12.82%  05/01/00
                                     1.00%                    3,093       11.278536            34,885       12.79%  05/01/00
                                     1.20%                   53,241       11.829701           629,825       19.53%
                                     1.25%                    3,509       11.820812            41,479       19.47%
                                     1.45%                    8,691       11.785267           102,426       19.23%
                                     1.50%                    2,025       11.776397            23,847       19.17%
                                     1.65%                    1,031       11.749812            12,114       18.99%
                                     0.95%  EV***             6,831       11.796109            80,579       12.53%  05/01/00
                                     1.00%  EV***             9,282       11.787182           109,409       12.49%  05/01/00
                                     1.05%  EV***             5,457       11.778265            64,274       12.45%  05/01/00
                                     1.60%  EV***               807       11.680204             9,426       12.04%  05/01/00
                                     1.70%  EV***               190       11.662421             2,216       11.96%  05/01/00
      Initial Deposit Funding..        -                    100,000       12.044373         1,204,437       20.97%
         1999..................      1.20%                   35,893        9.896766           355,225       -1.03%  07/01/99
                                     1.25%                      772        9.894290             7,638       -1.06%  07/01/99
                                     1.50%                      846        9.881888             8,360       -1.18%  07/01/99
                                     1.65%                      432        9.874460             4,266       -1.26%  07/01/99
      Initial Deposit Funding..         -                   100,000        9.956513           995,651       -0.43%  07/01/99

    W & R Target Funds - Asset Strategy Portfolio
         2001..................      0.95%                  837,616        9.258785         7,755,306      -10.82%
                                     1.00%                   37,041        9.253735           342,768      -10.86%
                                     1.05%                   14,008        9.248676           129,555      -10.91%
                                     1.10%                  609,313        9.243622         5,632,259      -10.95%
                                     1.15%                  114,662        9.238561         1,059,312      -11.00%
                                     1.20%                   17,538        9.233503           161,937      -11.04%
                                     1.25%                   19,976        9.228454           184,348      -11.09%
                                     1.35%                   28,304        9.218335           260,916      -11.18%
                                     1.40%                   65,166        9.213277           600,392      -11.23%
                                     1.45%                   10,084        9.208222            92,856      -11.27%
                                     1.50%                   10,843        9.203179            99,790      -11.32%
                                     1.55%                   16,872        9.198114           155,191      -11.36%
                                     1.60%                      683        9.193065             6,279      -11.41%
                                     1.65%                      121        9.188001             1,112      -11.45%
                                     1.70%                    3,446        9.182946            31,644      -11.50%
                                     1.85%                    1,754        9.167790            16,080      -11.63%
                                     2.10                       173        8.966650             1,551      -10.33%  01/02/01
                                     0.95%  EV***         1,350,229        9.217328        12,445,504      -11.19%
                                     1.00%  EV***           102,488        9.212268           944,147      -11.24%
                                     1.05%  EV***            40,526        9.207231           373,132      -11.28%
                                     1.10%  EV***           854,835        9.202183         7,866,348      -11.33%
                                     1.15%  EV***           302,158        9.197130         2,778,986      -11.37%
                                     1.20%  EV***            70,612        9.192089           649,072      -11.42%
                                     1.25%  EV***            41,457        9.187047           380,867      -11.46%
                                     1.30%  EV***             2,232        9.182004            20,494      -11.51%



                                                                     (Continued)

                        NATIONWIDE VARIABLE ACCOUNT-9


                                     CONTRACT                             UNIT             CONTRACT            TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE       OWNERS' EQUITY        RETURN**
                                  -------------           ---------    ----------       --------------        --------
                                     1.35%  EV***            11,850        9.176955           108,747           -11.55%
                                     1.40%  EV***            69,662        9.171915           638,934           -11.60%
                                     1.45%  EV***            14,840        9.166863           136,036           -11.64%
                                     1.50%  EV***            31,290        9.161821           286,673           -11.69%
                                     1.55%  EV***            34,653        9.156786           317,310           -11.73%
                                     1.60%  EV***            22,433        9.151732           205,301           -11.78%
                                     1.65%  EV***             4,149        9.146694            37,950           -11.82%
                                     1.70%  EV***             6,244        9.141642            57,080           -11.87%
                                     1.75%  EV***               333        9.136599             3,042           -11.91%
                                     1.80%  EV***            12,547        9.131559           114,574           -11.96%
                                     1.85%  EV***               245        9.126513             2,236           -12.00%
                                     2.05%  EV***               124        8.933155             1,108           -10.67%  01/02/01
         2000.................       0.95%  EV***             1,680       10.378779            17,436             3.79%  12/01/00
                                     1.40%  EV***               174       10.375175             1,805             3.75%  12/01/00

    W & R Target Funds - Balanced Portfolio
         2001.................       0.95%                1,078,990        9.540115        10,293,689            -6.84%
                                     1.00%                   34,278        9.534906           326,838            -6.89%
                                     1.05%                   24,598        9.529691           234,411            -6.93%
                                     1.10%                  531,999        9.524483         5,067,015            -6.98%
                                     1.15%                  137,993        9.519267         1,313,592            -7.03%
                                     1.20%                   13,137        9.514063           124,986            -7.08%
                                     1.25%                   28,779        9.508841           273,655            -7.12%
                                     1.35%                    9,093        9.498424            86,369            -7.22%
                                     1.40%                   40,587        9.493209           385,301            -7.27%
                                     1.45%                    6,159        9.487997            58,437            -7.31%
                                     1.50%                   10,055        9.482793            95,349            -7.36%
                                     1.55%                    6,052        9.477581            57,358            -7.41%
                                     1.60%                    2,728        9.472364            25,841            -7.45%
                                     1.65%                      133        9.467156             1,259            -7.50%
                                     1.70%                       47        9.461947               445            -7.55%
                                     1.85%                    7,597        9.446317            71,764            -7.69%
                                     2.10%                      114        9.277394             1,058            -7.23%  01/02/01
                                     0.95%  EV***         1,325,585        9.498008        12,590,417            -7.22%
                                     1.00%  EV***           145,651        9.492798         1,382,636            -7.27%
                                     1.05%  EV***            17,049        9.487600           161,754            -7.32%
                                     1.10%  EV***           918,530        9.482389         8,709,859            -7.36%
                                     1.15%  EV***           248,902        9.477185         2,358,890            -7.41%
                                     1.20%  EV***            23,057        9.471993           218,396            -7.46%
                                     1.25%  EV***            45,260        9.466786           428,467            -7.51%
                                     1.30%  EV***            10,479        9.461581            99,148            -7.55%
                                     1.35%  EV***            21,239        9.456398           200,844            -7.60%
                                     1.40%  EV***            50,495        9.451194           477,238            -7.65%
                                     1.45%  EV***            25,963        9.445986           245,246            -7.70%
                                     1.50%  EV***            30,553        9.440788           288,444            -7.74%
                                     1.55%  EV***            21,069        9.435598           198,799            -7.79%
                                     1.60%  EV***            13,614        9.430387           128,385            -7.84%
                                     1.65%  EV***               266        9.425201             2,507            -7.88%
                                     1.70%  EV***             5,160        9.419995            48,607            -7.93%
                                     1.75%  EV***               858        9.414800             8,078            -7.98%
                                     1.80%  EV***             3,672        9.409600            34,552            -8.03%
                                     1.95%  EV***             7,475        9.394002            70,220            -8.17%
         2000.................       0.95%  EV***               476       10.237450             4,873             2.37%  12/01/00



                                     CONTRACT                             UNIT             CONTRACT            TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE       OWNERS' EQUITY        RETURN**
                                  -------------           ---------    ----------       --------------        --------
    W & R Target Funds - Bond Portfolio
         2001.................       0.95%                1,024,483       10.887834        11,154,401        6.45%
                                     1.00%                   35,527       10.881885           386,601        6.39%
                                     1.05%                   30,641       10.875937           333,250        6.34%
                                     1.10%                  538,244       10.870004         5,850,714        6.29%
                                     1.15%                  130,184       10.864056         1,414,326        6.23%
                                     1.20%                   10,886       10.858121           118,202        6.18%
                                     1.25%                   58,871       10.852177           638,879        6.12%
                                     1.35%                   14,896       10.840295           161,477        6.02%
                                     1.40%                  103,935       10.834346         1,126,068        5.96%
                                     1.45%                    5,577       10.828402            60,390        5.91%
                                     1.50%                   19,884       10.822462           215,194        5.85%
                                     1.55%                    5,796       10.816517            62,693        5.80%
                                     1.60%                    6,661       10.810574            72,009        5.75%
                                     1.65%                    4,743       10.804637            51,246        5.69%
                                     1.80%                      370       10.786820             3,991        5.53%
                                     2.10%                    1,734       10.431636            18,088        4.32%  01/02/01
                                     0.95%  EV***         1,461,326       10.843358        15,845,681        6.04%
                                     1.00%  EV***            89,792       10.837432           973,115        5.99%
                                     1.05%  EV***            45,898       10.831490           497,144        5.94%
                                     1.10%  EV***           877,796       10.825557         9,502,631        5.88%
                                     1.15%  EV***           230,287       10.819634         2,491,621        5.83%
                                     1.20%  EV***            42,109       10.813700           455,354        5.78%
                                     1.25%  EV***            92,178       10.807766           996,238        5.72%
                                     1.30%  EV***            16,113       10.801839           174,050        5.67%
                                     1.35%  EV***             7,684       10.795909            82,956        5.61%
                                     1.40%  EV***            51,226       10.789990           552,728        5.56%
                                     1.45%  EV***            32,872       10.784050           354,493        5.51%
                                     1.50%  EV***            50,337       10.778120           542,538        5.45%
                                     1.55%  EV***            36,170       10.772195           389,630        5.40%
                                     1.60%  EV***            18,930       10.766268           203,805        5.34%
                                     1.65%  EV***             3,122       10.760340            33,594        5.29%
                                     1.70%  EV***                72       10.754408               774        5.24%
                                     1.75%  EV***               762       10.748478             8,190        5.18%
                                     1.80%  EV***            13,515       10.742556           145,186        5.13%
                                     1.85%  EV***             6,474       10.736615            69,509        5.07%
                                     2.05%  EV***               116       10.396462             1,206        3.96%  01/02/01
         2000.................       0.95%  EV***             1,184       10.225243            12,107        2.25%  12/01/00

    W & R Target Funds - Core Equity Portfolio
         2001.................       0.95%                3,384,052        8.614083        29,150,505      -15.72%
                                     1.00%                  104,304        8.609380           897,993      -15.76%
                                     1.05%                   82,696        8.604664           711,571      -15.81%
                                     1.10%                2,694,842        8.599948        23,175,501      -15.85%
                                     1.15%                  387,391        8.595243         3,329,720      -15.89%
                                     1.20%                   56,579        8.590536           486,044      -15.94%
                                     1.25%                  195,893        8.585833         1,681,905      -15.98%
                                     1.30%                       38        8.581115               326      -16.02%
                                     1.35%                   33,719        8.576410           289,188      -16.06%
                                     1.40%                  432,504        8.571702         3,707,295      -16.11%
                                     1.45%                   28,851        8.566990           247,166      -16.15%
                                     1.50%                  109,064        8.562283           933,837      -16.19%
                                     1.55%                   35,393        8.557576           302,878      -16.24%
                                     1.60%                  195,811        8.552871         1,674,746      -16.28%
                                     1.65%                    3,863        8.548156            33,022      -16.32%
                                     1.70%                   17,755        8.543459           151,689      -16.36%


                                                                     (Continued)

                        NATIONWIDE VARIABLE ACCOUNT-9



                                     CONTRACT                             UNIT             CONTRACT            TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE       OWNERS' EQUITY        RETURN**
                                  -------------           ---------    ----------       --------------        --------
                                     1.75%                    4,736        8.538740            40,439      -16.41%
                                     1.80%                    1,022        8.534039             8,722      -16.45%
                                     1.85%                   11,457        8.529332            97,721      -16.49%
                                     1.95%                      142        8.519930             1,210      -16.58%
                                     2.00%                    3,242        8.515224            27,606      -16.62%
                                     2.10%                    4,448        8.540852            37,990      -14.59%  01/02/01
                                     0.95%  EV***         6,752,522        8.572445        57,885,623      -16.10%
                                     1.00%  EV***           641,435        8.567745         5,495,652      -16.15%
                                     1.05%  EV***           152,086        8.563044         1,302,319      -16.19%
                                     1.10%  EV***         3,462,753        8.558350        29,635,452      -16.23%
                                     1.15%  EV***         1,031,622        8.553647         8,824,130      -16.27%
                                     1.20%  EV***           161,322        8.548952         1,379,134      -16.32%
                                     1.25%  EV***           197,511        8.544256         1,687,585      -16.36%
                                     1.30%  EV***            21,432        8.539548           183,020      -16.40%
                                     1.35%  EV***           125,626        8.534856         1,072,200      -16.45%
                                     1.40%  EV***           430,896        8.530154         3,675,609      -16.49%
                                     1.45%  EV***            86,785        8.525465           739,882      -16.53%
                                     1.50%  EV***           182,491        8.520762         1,554,962      -16.57%
                                     1.55%  EV***            80,280        8.516071           683,670      -16.62%
                                     1.60%  EV***            36,172        8.511372           307,873      -16.66%
                                     1.65%  EV***            12,179        8.506675           103,603      -16.70%
                                     1.70%  EV***             7,810        8.501976            66,400      -16.75%
                                     1.75%  EV***             1,866        8.497288            15,856      -16.79%
                                     1.80%  EV***            28,457        8.492584           241,673      -16.83%
                                     1.85%  EV***            10,733        8.487890            91,101      -16.87%
                                     1.90%  EV***               651        8.483197             5,523      -16.92%
                                     1.95%  EV***             8,388        8.478500            71,118      -16.96%
                                     2.05%  EV***               187        8.506755             1,591      -14.93%  01/02/01
         2000.................       0.95%  EV***             1,696       10.217913            17,330        2.18%  12/01/00
                                     1.40%  EV***               282       10.214367             2,880        2.14%  12/01/00

    W & R Target Funds - Growth Portfolio
         2001.................       0.95%                3,185,097        8.589350        27,357,913      -15.16%
                                     1.00%                  106,296        8.584654           912,514      -15.20%
                                     1.05%                   95,431        8.579957           818,794      -15.24%
                                     1.10%                2,546,678        8.575259        21,838,423      -15.29%
                                     1.15%                  382,630        8.570560         3,279,353      -15.33%
                                     1.20%                   57,268        8.565867           490,550      -15.37%
                                     1.25%                  158,765        8.561160         1,359,213      -15.42%
                                     1.30%                       39        8.556462               334      -15.46%
                                     1.35%                   61,388        8.551777           524,976      -15.50%
                                     1.40%                  290,059        8.547071         2,479,155      -15.55%
                                     1.45%                   36,814        8.542373           314,479      -15.59%
                                     1.50%                  102,558        8.537676           875,607      -15.63%
                                     1.55%                   57,718        8.532982           492,507      -15.68%
                                     1.60%                  175,674        8.528287         1,498,198      -15.72%
                                     1.65%                    3,780        8.523596            32,219      -15.76%
                                     1.70%                   17,841        8.518902           151,986      -15.80%
                                     1.75%                    3,579        8.514201            30,472      -15.85%
                                     1.80%                      542        8.509507             4,612      -15.89%
                                     1.85%                    5,853        8.504809            49,779      -15.93%
                                     1.95%                      142        8.495416             1,206      -16.02%
                                     2.10%                   10,557        8.705008            91,899      -12.95%  01/02/01
                                     0.95%  EV***         6,684,806        8.547515        57,138,480      -15.55%
                                     1.00%  EV***           640,298        8.542827         5,469,955      -15.59%




                                     CONTRACT                             UNIT             CONTRACT            TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE       OWNERS' EQUITY        RETURN**
                                  -------------           ---------    ----------       --------------        --------
                                     1.05%  EV***            96,091        8.538147           820,439      -15.63%
                                     1.10%  EV***         3,299,264        8.533453        28,154,114      -15.67%
                                     1.15%  EV***           952,081        8.528769         8,120,079      -15.72%
                                     1.20%  EV***           149,315        8.524081         1,272,773      -15.76%
                                     1.25%  EV***           224,655        8.519393         1,913,924      -15.80%
                                     1.30%  EV***            28,485        8.514718           242,542      -15.85%
                                     1.35%  EV***           100,885        8.510017           858,533      -15.89%
                                     1.40%  EV***           309,861        8.505340         2,635,473      -15.93%
                                     1.45%  EV***            65,350        8.500649           555,517      -15.98%
                                     1.50%  EV***           145,203        8.495975         1,233,641      -16.02%
                                     1.55%  EV***            89,335        8.491287           758,569      -16.06%
                                     1.60%  EV***            32,349        8.486600           274,533      -16.11%
                                     1.65%  EV***             4,196        8.481914            35,590      -16.15%
                                     1.70%  EV***            11,703        8.477226            99,209      -16.19%
                                     1.75%  EV***                67        8.472536               568      -16.23%
                                     1.80%  EV***            18,662        8.467859           158,027      -16.28%
                                     1.85%  EV***            11,116        8.463177            94,077      -16.32%
                                     1.95%  EV***             8,333        8.453808            70,446      -16.41%
                                     2.05%  EV***               123        8.670817             1,067      -13.29%  01/02/01
         2000.................       0.95%  EV***             1,230       10.120865            12,449        1.21%  12/01/00
                                     1.40%  EV***               178       10.117349             1,801        1.17%  12/01/00

    W & R Target Funds - High Income Portfolio
         2001.................       0.95%                  539,322       10.896533         5,876,740        8.14%
                                     1.00%                   10,354       10.890582           112,761        8.08%
                                     1.05%                   29,449       10.884629           320,541        8.03%
                                     1.10%                  489,983       10.878681         5,330,369        7.97%
                                     1.15%                   62,100       10.872733           675,197        7.92%
                                     1.20%                    3,997       10.866781            43,435        7.86%
                                     1.25%                   39,951       10.860827           433,901        7.81%
                                     1.35%                    8,850       10.848937            96,013        7.70%
                                     1.40%                   52,703       10.842987           571,458        7.64%
                                     1.45%                    3,884       10.837039            42,091        7.59%
                                     1.50%                    6,020       10.831082            65,203        7.53%
                                     1.55%                    8,626       10.825141            93,378        7.48%
                                     1.60%                    8,034       10.819198            86,921        7.42%
                                     1.65%                      207       10.813239             2,238        7.37%
                                     1.85%                       42       10.789458               453        7.15%
                                     2.10%                    1,705       10.679110            18,208        6.79%  01/02/01
                                     0.95%  EV***           697,758       10.852255         7,572,248        7.73%
                                     1.00%  EV***            72,627       10.846321           787,736        7.68%
                                     1.05%  EV***             8,010       10.840373            86,831        7.62%
                                     1.10%  EV***           417,925       10.834432         4,527,980        7.57%
                                     1.15%  EV***           144,439       10.828504         1,564,058        7.51%
                                     1.20%  EV***            22,759       10.822559           246,311        7.46%
                                     1.25%  EV***            21,745       10.816632           235,208        7.40%
                                     1.30%  EV***            11,963       10.810686           129,328        7.35%
                                     1.35%  EV***             9,200       10.804755            99,404        7.29%
                                     1.40%  EV***            35,757       10.798814           386,133        7.24%
                                     1.45%  EV***             8,003       10.792873            86,375        7.18%
                                     1.50%  EV***            47,071       10.786954           507,753        7.13%
                                     1.55%  EV***             7,330       10.781004            79,025        7.07%
                                     1.60%  EV***             7,196       10.775073            77,537        7.02%
                                     1.65%  EV***             1,997       10.769142            21,506        6.96%
                                     1.75%  EV***               127       10.757263             1,366        6.85%
                                     1.80%  EV***             3,555       10.751317            38,221        6.80%
                                     1.85%  EV***             2,896       10.745394            31,119        6.74%

                                                                     (Continued)

                        NATIONWIDE VARIABLE ACCOUNT-9


                                     CONTRACT                             UNIT             CONTRACT            TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE       OWNERS' EQUITY        RETURN**
                                  -------------           ---------    ----------       --------------        --------
W & R Target Funds - International Portfolio
         2001.................       0.95%                  458,817        7.817619         3,586,856      -22.98%
                                     1.00%                    4,639        7.813349            36,246      -23.02%
                                     1.05%                   11,637        7.809063            90,874      -23.06%
                                     1.10%                  376,227        7.804795         2,936,375      -23.09%
                                     1.15%                   52,081        7.800511           406,258      -23.13%
                                     1.20%                   12,312        7.796236            95,987      -23.17%
                                     1.25%                   51,987        7.791956           405,080      -23.21%
                                     1.35%                   15,332        7.783412           119,335      -23.29%
                                     1.40%                   85,392        7.779138           664,276      -23.33%
                                     1.45%                   13,252        7.774856           103,032      -23.37%
                                     1.50%                   23,936        7.770582           185,997      -23.41%
                                     1.55%                   10,277        7.766304            79,814      -23.45%
                                     1.60%                  107,276        7.762028           832,679      -23.49%
                                     1.65%                    1,988        7.757760            15,422      -23.53%
                                     1.70%                    8,989        7.753477            69,696      -23.56%
                                     1.80%                       32        7.744924               248      -23.64%
                                     1.85%                    2,177        7.740655            16,851      -23.68%
                                     1.95%                       72        7.732108               557      -23.76%
                                     0.95%  EV***         1,291,602        7.778684        10,046,964      -23.34%
                                     1.00%  EV***           129,209        7.774419         1,004,525      -23.38%
                                     1.05%  EV***            37,914        7.770153           294,598      -23.42%
                                     1.10%  EV***           747,271        7.765885         5,803,221      -23.45%
                                     1.15%  EV***           187,877        7.761611         1,458,228      -23.49%
                                     1.20%  EV***            22,267        7.757336           172,733      -23.53%
                                     1.25%  EV***            29,368        7.753087           227,693      -23.57%
                                     1.30%  EV***             7,768        7.748816            60,193      -23.61%
                                     1.35%  EV***            41,273        7.744546           319,641      -23.65%
                                     1.40%  EV***            75,075        7.740284           581,102      -23.69%
                                     1.45%  EV***             8,587        7.736023            66,429      -23.73%
                                     1.50%  EV***            34,809        7.731757           269,135      -23.77%
                                     1.55%  EV***            16,489        7.727486           127,419      -23.81%
                                     1.60%  EV***            10,173        7.723223            78,568      -23.85%
                                     1.65%  EV***             2,581        7.718957            19,923      -23.88%
                                     1.70%  EV***             1,124        7.714693             8,671      -23.92%
                                     1.80%  EV***             9,693        7.706167            74,696      -24.00%
                                     1.85%  EV***             9,034        7.701904            69,579      -24.04%
         2000.................       0.95%  EV***               258       10.146674             2,618        1.47%  12/01/00

W & R Target Funds - Limited-Term Bond Portfolio
         2001.................       0.95%                  104,229       10.969252         1,143,314        8.17%
                                     1.05%                    1,586       10.957260            17,378        8.06%
                                     1.10%                   35,488       10.951278           388,639        8.01%
                                     1.15%                   14,600       10.945290           159,801        7.95%
                                     1.20%                    1,080       10.939304            11,814        7.90%
                                     1.25%                    1,004       10.933321            10,977        7.84%
                                     1.35%                    4,387       10.921334            47,912        7.73%
                                     1.40%                    3,648       10.915358            39,819        7.68%
                                     1.45%                   15,053       10.909363           164,219        7.62%
                                     1.50%                      547       10.903376             5,964        7.57%
                                     1.55%                    2,173       10.897387            23,680        7.51%
                                     1.65%                    4,620       10.885429            50,291        7.40%
                                     0.95%  EV***           169,872       10.924492         1,855,765        7.76%
                                     1.00%  EV***             2,498       10.918506            27,274        7.71%
                                     1.05%  EV***               971       10.912535            10,596        7.65%


                                     CONTRACT                             UNIT             CONTRACT            TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE       OWNERS' EQUITY        RETURN**
                                  -------------           ---------    ----------       --------------        --------
                                     1.10%  EV***            67,527       10.906568           736,488        7.60%
                                     1.15%  EV***            21,029       10.900585           229,228        7.54%
                                     1.20%  EV***             1,820       10.894614            19,828        7.49%
                                     1.25%  EV***             9,510       10.888637           103,551        7.43%
                                     1.35%  EV***             2,068       10.876684            22,493        7.32%
                                     1.40%  EV***             1,474       10.870708            16,023        7.27%
                                     1.45%  EV***             5,031       10.864736            54,660        7.21%
                                     1.50%  EV***               236       10.858764             2,563        7.16%
                                     1.55%  EV***             4,498       10.852790            48,816        7.11%
                                     1.60%  EV***             2,745       10.846827            29,775        7.05%
                                     1.65%  EV***             1,715       10.840846            18,592        7.00%
                                     1.70%  EV***             4,696       10.834880            50,881        6.94%
                                     1.75%  EV***               125       10.828905             1,354        6.89%
                                     1.80%  EV***                98       10.822928             1,061        6.83%
                                     1.85%  EV***               640       10.816966             6,923        6.78%

    W & R Target Funds - Money Market Portfolio
         2001.................       0.95%                  328,055       10.303622         3,380,155        2.60%
                                     1.00%                    7,631       10.297992            78,584        2.55%
                                     1.05%                    7,471       10.292366            76,894        2.50%
                                     1.10%                  170,323       10.286739         1,752,068        2.45%
                                     1.15%                  155,963       10.281111         1,603,473        2.40%
                                     1.20%                   11,926       10.275484           122,545        2.34%
                                     1.25%                   23,328       10.269857           239,575        2.29%
                                     1.35%                   19,780       10.258607           202,915        2.19%
                                     1.40%                  309,423       10.252980         3,172,508        2.14%
                                     1.45%                   43,595       10.247355           446,733        2.08%
                                     1.50%                    8,012       10.241731            82,057        2.03%
                                     1.55%                   10,232       10.236105           104,736        1.98%
                                     1.60%                   35,333       10.230478           361,473        1.93%
                                     1.65%                    1,200       10.224856            12,270        1.88%
                                     1.70%                      718       10.219232             7,337        1.82%
                                     0.95%  EV***           719,370       10.259988         7,380,728        2.20%
                                     1.00%  EV***           365,985       10.254372         3,752,946        2.15%
                                     1.05%  EV***            72,794       10.248754           746,048        2.10%
                                     1.10%  EV***           359,126       10.243140         3,678,578        2.05%
                                     1.15%  EV***           131,355       10.237525         1,344,750        1.99%
                                     1.20%  EV***            61,839       10.231909           632,731        1.94%
                                     1.25%  EV***            23,532       10.226291           240,645        1.89%
                                     1.30%  EV***            51,896       10.220676           530,412        1.84%
                                     1.35%  EV***            74,595       10.215061           761,992        1.79%
                                     1.40%  EV***            88,246       10.209448           900,943        1.73%
                                     1.45%  EV***             2,283       10.203833            23,295        1.68%
                                     1.50%  EV***            36,385       10.198220           371,062        1.63%
                                     1.55%  EV***             9,570       10.192607            97,543        1.58%
                                     1.60%  EV***             1,375       10.186993            14,007        1.53%
                                     1.65%  EV***               529       10.181378             5,386        1.47%
                                     1.70%  EV***             9,040       10.175768            91,989        1.42%
                                     1.75%  EV***               333       10.170154             3,387        1.37%
                                     1.85%  EV***             1,168       10.158930            11,866        1.27%

    W & R Target Funds - Science & Technology Portfolio
         2001.................       0.95%                  824,061        8.465463         6,976,058      -12.76%
                                     1.00%                    6,860        8.460827            58,041      -12.80%
                                     1.05%                   28,505        8.456200           241,044      -12.85%
                                     1.10%                  687,831        8.451569         5,813,251      -12.89%
                                     1.15%                  100,746        8.446945           850,996      -12.93%

                                                                     (Continued)

                        NATIONWIDE VARIABLE ACCOUNT-9


                                     CONTRACT                             UNIT             CONTRACT            TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE       OWNERS' EQUITY        RETURN**
                                  -------------           ---------    ----------       --------------        --------
                                     1.20%                   22,984        8.442316           194,038      -12.98%
                                     1.25%                   21,647        8.437671           182,650      -13.02%
                                     1.30%                       17        8.433042               143      -13.07%
                                     1.35%                   10,973        8.428424            92,485      -13.11%
                                     1.40%                  116,992        8.423783           985,515      -13.16%
                                     1.45%                   12,229        8.419157           102,958      -13.20%
                                     1.50%                   18,788        8.414529           158,092      -13.24%
                                     1.55%                   16,775        8.409895           141,076      -13.29%
                                     1.60%                  111,749        8.405267           939,280      -13.33%
                                     1.65%                    2,415        8.400646            20,288      -13.38%
                                     1.70%                    4,875        8.396010            40,931      -13.42%
                                     1.75%                    2,491        8.391394            20,903      -13.47%
                                     1.80%                       64        8.386760               537      -13.51%
                                     1.85%                    7,229        8.382138            60,594      -13.55%
                                     1.95%                      151        8.372876             1,264      -13.64%
                                     2.00%                    2,211        8.368253            18,502      -13.69%
                                     2.10%                    2,134        9.093108            19,405       -9.07%  01/02/01
                                     0.95%  EV***         1,706,702        8.422003        14,373,849      -13.18%
                                     1.00%  EV***           156,296        8.417378         1,315,603      -13.22%
                                     1.05%  EV***            41,945        8.412761           352,873      -13.27%
                                     1.10%  EV***         1,195,665        8.408143        10,053,322      -13.31%
                                     1.15%  EV***           298,045        8.403526         2,504,629      -13.35%
                                     1.20%  EV***            59,447        8.398906           499,290      -13.40%
                                     1.25%  EV***            50,399        8.394289           423,064      -13.44%
                                     1.30%  EV***             2,396        8.389671            20,102      -13.49%
                                     1.35%  EV***            32,240        8.385048           270,334      -13.53%
                                     1.40%  EV***            79,015        8.380424           662,179      -13.58%
                                     1.45%  EV***            12,850        8.375815           107,629      -13.62%
                                     1.50%  EV***            36,706        8.371199           307,273      -13.66%
                                     1.55%  EV***            19,170        8.366578           160,387      -13.71%
                                     1.60%  EV***             7,887        8.361958            65,951      -13.75%
                                     1.65%  EV***             2,234        8.357344            18,670      -13.80%
                                     1.70%  EV***             2,472        8.352736            20,648      -13.84%
                                     1.80%  EV***             5,926        8.343496            49,444      -13.93%
                                     1.90%  EV***               683        8.334265             5,692      -14.02%
                                     1.95%  EV***             8,485        8.329650            70,677      -14.06%
                                     2.05%  EV***                31        9.057467               281       -9.43%  01/02/01
         2000.................       0.95%  EV***               533        9.700275             5,170       -3.00%  12/01/00
                                     1.40%  EV***                74        9.696893               718       -3.03%  12/01/00

    W & R Target Funds - Small Cap Portfolio
         2001.................       0.95%                1,032,484        9.793049        10,111,166       -2.87%
                                     1.00%                    8,127        9.787685            79,545       -2.92%
                                     1.05%                   23,399        9.782324           228,897       -2.97%
                                     1.10%                  742,180        9.776967         7,256,269       -3.02%
                                     1.15%                  122,904        9.771600         1,200,969       -3.07%
                                     1.20%                   21,103        9.766240           206,097       -3.12%
                                     1.25%                   74,899        9.760884           731,080       -3.17%
                                     1.30%                       15        9.755535               146       -3.22%
                                     1.35%                   22,627        9.750175           220,617       -3.27%
                                     1.40%                  158,289        9.744819         1,542,498       -3.31%
                                     1.45%                   24,284        9.739457           236,513       -3.36%
                                     1.50%                   58,371        9.734109           568,190       -3.41%
                                     1.55%                   22,503        9.728740           218,926       -3.46%
                                     1.60%                  178,448        9.723384         1,735,118       -3.51%


                                     CONTRACT                             UNIT             CONTRACT            TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE       OWNERS' EQUITY        RETURN**
                                  -------------           ---------    ----------       --------------        --------
                                     1.65%                    3,024        9.718031            29,387       -3.56%
                                     1.70%                   15,083        9.712673           146,496       -3.61%
                                     1.75%                    1,109        9.707317            10,765       -3.66%
                                     1.80%                       57        9.701957               553       -3.71%
                                     1.85%                    5,226        9.696613            50,674       -3.76%
                                     1.95%                      125        9.685904             1,211       -3.86%
                                     2.00%                    1,902        9.680539            18,412       -3.91%
                                     2.10%                      172       10.041791             1,727        0.42%  01/02/01
                                     0.95%  EV***         2,640,277        9.748728        25,739,342       -3.28%
                                     1.00%  EV***           214,312        9.743382         2,088,124       -3.33%
                                     1.05%  EV***            59,680        9.738034           581,166       -3.38%
                                     1.10%  EV***         1,498,135        9.732691        14,580,885       -3.43%
                                     1.15%  EV***           356,174        9.727335         3,464,624       -3.48%
                                     1.20%  EV***            59,826        9.721989           581,628       -3.53%
                                     1.25%  EV***            65,417        9.716640           635,633       -3.58%
                                     1.30%  EV***            15,487        9.711300           150,399       -3.63%
                                     1.35%  EV***            57,754        9.705950           560,557       -3.67%
                                     1.40%  EV***           142,383        9.700605         1,381,201       -3.72%
                                     1.45%  EV***            16,375        9.695260           158,760       -3.77%
                                     1.50%  EV***            37,990        9.689908           368,120       -3.82%
                                     1.55%  EV***            37,412        9.684568           362,319       -3.87%
                                     1.60%  EV***            18,982        9.679220           183,731       -3.92%
                                     1.65%  EV***             3,004        9.673878            29,060       -3.97%
                                     1.70%  EV***             3,237        9.668545            31,297       -4.02%
                                     1.75%  EV***               401        9.663190             3,875       -4.07%
                                     1.80%  EV***            21,100        9.657847           203,781       -4.12%
                                     1.85%  EV***             6,917        9.652495            66,766       -4.17%
                                     1.90%  EV***               631        9.647152             6,087       -4.22%
                                     1.95%  EV***             6,913        9.641811            66,654       -4.27%
                                     2.05%  EV***                29       10.006236               290        0.06%  01/02/01
         2000.................       0.95%  EV***               265       10.079355             2,671        0.79%  12/01/00

    W & R Target Funds - Value Portfolio
         2001.................       0.95%                  556,685       10.137650         5,643,478        1.38%  05/01/01
                                     1.05%                    3,093       10.130815            31,335        1.31%  05/01/01
                                     1.10%                  634,971       10.127390         6,430,599        1.27%  05/01/01
                                     1.15%                  113,983       10.123964         1,153,960        1.24%  05/01/01
                                     1.20%                   10,163       10.120543           102,855        1.21%  05/01/01
                                     1.25%                   53,282       10.117119           539,060        1.17%  05/01/01
                                     1.35%                   21,889       10.110263           221,304        1.10%  05/01/01
                                     1.40%                   91,166       10.106838           921,400        1.07%  05/01/01
                                     1.45%                   49,791       10.103405           503,059        1.03%  05/01/01
                                     1.50%                   22,407       10.099976           226,310        1.00%  05/01/01
                                     1.55%                   12,604       10.096554           127,257        0.97%  05/01/01
                                     1.60%                   49,266       10.093129           497,248        0.93%  05/01/01
                                     1.65%                      947       10.089696             9,555        0.90%  05/01/01
                                     1.70%                    1,186       10.086266            11,962        0.86%  05/01/01
                                     1.80%                       25       10.079400               252        0.79%  05/01/01
                                     1.85%                   10,998       10.075958           110,815        0.76%  05/01/01
                                     1.95%                       60       10.069095               604        0.69%  05/01/01
                                     2.00%                    2,745       10.065668            27,630        0.66%  05/01/01
                                     2.10%                      215       10.058797             2,163        0.59%  05/01/01
                                     0.95%  EV***           831,392       10.110385         8,405,693        1.10%  05/01/01
                                     1.00%  EV***             3,744       10.106965            37,840        1.07%  05/01/01
                                     1.05%  EV***            12,874       10.103542           130,073        1.04%  05/01/01
                                     1.10%  EV***           648,278       10.100127         6,547,690        1.00%  05/01/01
                                     1.15%  EV***           214,903       10.096707         2,169,813        0.97%  05/01/01




                                                                     (Continued)

                        NATIONWIDE VARIABLE ACCOUNT-9
                   NOTES TO FINANCIAL STATEMENTS, CONTINUED

           CONTRACT                             UNIT             CONTRACT            TOTAL
        EXPENSE RATE*             UNITS      FAIR VALUE       OWNERS' EQUITY        RETURN**
        -------------           ---------    ----------       --------------        --------
           1.20%  EV***            32,405       10.093287           327,073        0.93%  05/01/01
           1.25%  EV***            19,578       10.089864           197,539        0.90%  05/01/01
           1.30%  EV***             5,950       10.086452            60,014        0.86%  05/01/01
           1.35%  EV***            24,800       10.083022           250,059        0.83%  05/01/01
           1.40%  EV***            37,685       10.079603           379,850        0.80%  05/01/01
           1.45%  EV***            35,101       10.076176           353,684        0.76%  05/01/01
           1.50%  EV***            54,512       10.072757           549,086        0.73%  05/01/01
           1.55%  EV***            30,804       10.069333           310,176        0.69%  05/01/01
           1.60%  EV***            15,463       10.065907           155,649        0.66%  05/01/01
           1.65%  EV***             4,088       10.062485            41,135        0.62%  05/01/01
           1.75%  EV***               756       10.055632             7,602        0.56%  05/01/01
           1.80%  EV***             1,012       10.052203            10,173        0.52%  05/01/01
           1.85%  EV***               162       10.048778             1,628        0.49%  05/01/01
           1.90%  EV***               515       10.045344             5,173        0.45%  05/01/01
           1.95%  EV***             6,681       10.041920            67,090        0.42%  05/01/01
                                                                -----------


    2001 Reserves for annuity contracts in payout phase:
      Tax qualified........................................      11,801,774
      Non-tax qualified....................................       4,580,066
                                                             --------------
    2001 Contract owners' equity...........................$ 12,948,274,792
                                                             ==============
    2000 Reserves for annuity contracts in payout phase:
      Non-tax qualified....................................       6,547,281
                                                             --------------
    2000 Contract owners' equity...........................$ 10,938,492,289
                                                             ==============
    1999 Reserves for annuity contracts in payout phase:
      Non-tax qualified....................................          17,085
                                                             --------------
    1999 Contract owners' equity........................... $ 6,530,166,060
                                                             ==============
    1998 Contract owners' equity........................... $ 2,588,796,935
                                                             ==============
    1997 Contract owners' equity........................... $    82,185,672
                                                             ==============

  * This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

 ** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

*** The stated contract expense rate does not include the 45 basis point charge to the contract owner when the extra value option is selected. The total return presented includes the 45 basis point charge in addition to the stated contract expense rate.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the "Company"), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 2001 and 2000, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 2 to the consolidated financial statements, the Company changed its methods of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.



KPMG LLP


Columbus, Ohio
January 29, 2002

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)

                                                                                              December 31,
                                                                                     ------------------------------
                                                                                        2001                 2000
                                                                                     =========            =========
                                     ASSETS
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities (cost $17,961.6 in 2001; $15,245.8 in 2000)            $18,370.8            $15,443.0
    Equity securities (cost $83.0 in 2001; $103.5 in 2000)                                94.0                109.0
  Mortgage loans on real estate, net                                                   7,113.1              6,168.3
  Real estate, net                                                                       172.0                310.7
  Policy loans                                                                           591.1                562.6
  Other long-term investments                                                            125.0                101.8
  Short-term investments, including amounts managed by a related party                 1,011.3                442.6
                                                                                     ---------            ---------
                                                                                      27,477.3             23,138.0
                                                                                     ---------            ---------

Cash                                                                                      22.6                 18.4
Accrued investment income                                                                306.7                251.4
Deferred policy acquisition costs                                                      3,189.0              2,865.6
Other assets                                                                             646.0                396.7
Assets held in separate accounts                                                      59,513.0             65,897.2
                                                                                     ---------            ---------
                                                                                     $91,154.6            $92,567.3
                                                                                     =========            =========

                      LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims                                                    $25,216.0            $22,183.6
Short-term debt                                                                          100.0                118.7
Long-term debt, payable to NFS                                                           300.0                   --
Other liabilities                                                                      2,307.9              1,164.9
Liabilities related to separate accounts                                              59,513.0             65,897.2
                                                                                     ---------            ---------
                                                                                      87,436.9             89,364.4
                                                                                     ---------            ---------

Commitments and contingencies (notes 10 and 15)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                              3.8                  3.8
  Additional paid-in capital                                                             646.1                646.1
  Retained earnings                                                                    2,863.1              2,436.3
  Accumulated other comprehensive income                                                 204.7                116.7
                                                                                     ---------            ---------
                                                                                       3,717.7              3,202.9
                                                                                     ---------            ---------
                                                                                     $91,154.6            $92,567.3
                                                                                     =========            =========

See accompanying notes to consolidated financial statements, including note 13 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)

                                                                                             Years ended December 31,
                                                                                    ------------------------------------------
                                                                                     2001             2000             1999
                                                                                    ========         ========         ========
Revenues:
  Policy charges                                                                    $1,017.3         $1,091.4         $  895.5
  Life insurance premiums                                                              251.1            240.0            220.8
  Net investment income                                                              1,725.0          1,654.9          1,520.8
  Net realized (losses) gains on investments, hedging instruments and hedged items:
      Unrelated parties                                                                (62.7)           (19.4)           (11.6)
      Related party                                                                     44.4               --               --
  Other                                                                                 14.1             17.0             66.1
                                                                                    --------         --------         --------
                                                                                     2,989.2          2,983.9          2,691.6
                                                                                    --------         --------         --------

Benefits and expenses:
  Interest credited to policyholder account balances                                 1,238.7          1,182.4          1,096.3
  Other benefits and claims                                                            280.3            241.6            210.4
  Policyholder dividends on participating policies                                      41.7             44.5             42.4
  Amortization of deferred policy acquisition costs                                    347.9            352.1            272.6
  Interest expense on debt                                                               6.2              1.3               --
  Other operating expenses                                                             444.1            479.0            463.4
                                                                                    --------         --------         --------
                                                                                     2,358.9          2,300.9          2,085.1
                                                                                    --------         --------         --------

    Income before federal income tax expense and cumulative effect of
     adoption of accounting principles                                                 630.3            683.0            606.5
Federal income tax expense                                                             161.4            207.7            201.4
                                                                                    --------         --------         --------
    Income before cumulative effect of adoption of accounting principles               468.9            475.3            405.1
Cumulative effect of adoption of accounting principles, net of tax                      (7.1)              --               --
                                                                                    --------         --------         --------
    Net income                                                                      $  461.8         $  475.3         $  405.1
                                                                                    ========         ========         ========

See accompanying notes to consolidated financial statements, including note 13 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 2001, 2000 and 1999
                                  (in millions)

                                                                                           Accumulated
                                                            Additional                        other            Total
                                                Common        paid-in       Retained       comprehensive   shareholder's
                                                stock         capital       earnings       income (loss)       equity
                                               ========     ==========      ========       =============   =============
Balance as of December 31, 1998                     3.8         914.7        1,579.0            275.6        2,773.1

Comprehensive income:
    Net income                                       --            --          405.1               --          405.1
    Net unrealized losses on securities
      available-for-sale arising during
      the year, net of tax                           --            --             --           (315.0)        (315.0)
                                                                                                            --------
  Total comprehensive income                                                                                    90.1
                                                                                                            --------
Capital contribution                                 --          26.4           87.9             23.5          137.8
Return of capital to shareholder                     --        (175.0)            --               --         (175.0)
Dividends to shareholder                             --            --          (61.0)              --          (61.0)
                                               --------      --------       --------         --------       --------
Balance as of December 31, 1999                     3.8         766.1        2,011.0            (15.9)       2,765.0
                                               ========      ========       ========         ========       ========

Comprehensive income:
    Net income                                       --            --          475.3               --          475.3
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                           --            --             --            132.6          132.6
                                                                                                            --------
  Total comprehensive income                                                                                   607.9
                                                                                                            --------
Return of capital to shareholder                     --        (120.0)            --               --         (120.0)
Dividends to shareholder                             --            --          (50.0)              --          (50.0)
                                               --------      --------       --------         --------       --------
Balance as of December 31, 2000                $    3.8      $  646.1       $2,436.3         $  116.7       $3,202.9
                                               ========      ========       ========         ========       ========

Comprehensive income:
    Net income                                       --            --          461.8               --          461.8
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                           --            --             --             98.2           98.2
    Cumulative effect of adoption of
      accounting principles, net of tax              --            --             --             (1.4)          (1.4)
    Accumulated net losses on cash flow
      hedges, net of tax                             --            --             --             (8.8)          (8.8)
                                                                                                            --------
  Total comprehensive income                                                                                   549.8
                                                                                                            --------
Dividends to shareholder                             --            --          (35.0)              --          (35.0)
                                               --------      --------       --------         --------       --------
Balance as of December 31, 2001                $    3.8      $  646.1       $2,863.1         $  204.7       $3,717.7
                                               ========      ========       ========         ========       ========

See accompanying notes to consolidated financial statements, including note 13 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                                  (in millions)

                                                                                               Years ended December 31,
                                                                                      ------------------------------------------
                                                                                        2001             2000             1999
                                                                                      ========         ========         ========
Cash flows from operating activities:
  Net income                                                                          $  461.8         $  475.3         $  405.1
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                               1,238.7          1,182.4          1,096.3
      Capitalization of deferred policy acquisition costs                               (743.0)          (778.9)          (637.0)
      Amortization of deferred policy acquisition costs                                  347.9            352.1            272.6
      Amortization and depreciation                                                      (31.5)           (12.7)             2.4
      Realized losses (gains) on investments, hedging instruments and hedged items:
          Unrelated parties                                                               62.7             19.4             11.6
          Related parties                                                                (44.4)              --               --
     Cumulative effect of adoption of accounting principles                               10.9               --               --
      Increase in accrued investment income                                              (55.3)           (12.8)            (7.9)
     (Increase) decrease in other assets                                                (272.5)           (92.0)           122.9
      Increase (decrease) in policy liabilities                                           33.0             (0.3)           (20.9)
      Increase in other liabilities                                                      304.0            229.3            149.7
      Other, net                                                                           8.3             22.3             (8.6)
                                                                                      --------         --------         --------
        Net cash provided by operating activities                                      1,320.6          1,384.1          1,386.2
                                                                                      --------         --------         --------
Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                              3,933.9          2,988.7          2,307.9
  Proceeds from sale of securities available-for-sale                                    497.8            602.0            513.1
  Proceeds from repayments of mortgage loans on real estate                            1,204.4            911.7            696.7
  Proceeds from sale of real estate                                                       29.1             18.7              5.7
  Proceeds from sale of limited partnership to related party                             158.9               --               --
  Proceeds from repayments of policy loans and sale of other invested assets              68.9             79.3             40.9
  Cost of securities available-for-sale acquired                                      (7,123.6)        (3,475.5)        (3,724.9)
  Cost of mortgage loans on real estate acquired                                      (2,123.1)        (1,318.0)          (971.4)
  Cost of real estate acquired                                                            (0.4)            (7.1)           (14.2)
  Short-term investments, net                                                           (568.7)           (26.6)           (27.5)
  Collateral received - securities lending, net                                          791.6               --               --
  Other, net                                                                            (192.2)          (182.3)          (110.9)
                                                                                      --------         --------         --------
        Net cash used in investing activities                                         (3,323.4)          (409.1)        (1,284.6)
                                                                                      --------         --------         --------
Cash flows from financing activities:
  Net proceeds from issuance of long-term debt to NFS                                    300.0               --               --
  Capital returned to shareholder                                                           --           (120.0)          (175.0)
  Net change in short-term debt                                                          (18.7)           118.7               --
  Cash dividends paid                                                                    (35.0)          (100.0)           (13.5)
  Increase in investment and universal life insurance product account balances         5,976.7          4,517.0          3,799.4
  Decrease in investment and universal life insurance product account balances        (4,216.0)        (5,377.1)        (3,711.1)
                                                                                      --------         --------         --------
        Net cash provided by (used in) financing activities                            2,007.0           (961.4)          (100.2)
                                                                                      --------         --------         --------
Net increase in cash                                                                       4.2             13.6              1.4

Cash, beginning of year                                                                   18.4              4.8              3.4
                                                                                      --------         --------         --------
Cash, end of year                                                                     $   22.6         $   18.4         $    4.8
                                                                                      ========         ========         ========

See accompanying notes to consolidated financial statements, including note 13 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2001, 2000 and 1999

(1)   Organization and Description of Business

      Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of long-term savings and retirement products in the United States of America and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans and other investment products sold to institutions and life insurance. NLIC sells its products through a diverse network of distribution channels, including independent broker/dealers, brokerage firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions and Nationwide agents.

      Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Securities, Inc., and Nationwide Investment Services Corporation.

(2)   Summary of Significant Accounting Policies

      The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) which differ from statutory accounting practices. The statutory financial statements of NLIC and NLAIC are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The State of Ohio has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. NLIC and NLAIC have no statutory accounting practices that differ from NAIC SAP. See also note 12.

      In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

      The most significant estimates include those used in determining deferred policy acquisition costs for investment products and universal life insurance products, valuation allowances for mortgage loans on real estate, impairment losses on other investments and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are appropriate.

      (a)   Consolidation Policy

            The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling interest. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      (b)   Valuation of Investments, Investment Income and Related Gains and
            Losses

            The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholders' equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. Management regularly reviews its fixed maturity and equity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, and specific credit issues related to the issuer. Impairment losses result in a reduction of the cost basis of the underlying investment.

            For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments, and any resulting adjustment is included in net investment income. All other investment income is recorded on the accrual basis.

            Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

            The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb estimated probable credit losses. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

            Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

            Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in valuation allowances and impairment losses for other-than-temporary declines in fair values are included in realized gains and losses on investments, hedging instruments and hedged items.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      (c)   Derivative Instruments

            Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), or a foreign currency fair value or cash flow hedge (foreign currency hedge) or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

            The Company enters into interest rate swaps, cross-currency swaps or Eurodollar Futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item, attributable to the risk being hedged, are also recorded in realized gains and losses on investments, hedging instruments and hedged items. The adjustment of the carrying amount of hedged assets using Eurodollar Futures and firm commitments using Treasury Futures are accounted for in the same manner as other components of the carrying amount of that asset. The adjustment of the carrying amount is amortized to investment income over the life of the asset.

            The Company may enter into receive fixed/pay variable interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are classified as cash flow hedges and are carried at fair value, with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on cash flow derivative instruments are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

            Amounts receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item.

            From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. These include basis swaps (receive one variable rate, pay another variable rate) to hedge variable rate assets or foreign-denominated liabilities. These instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

            The Company discontinues hedge accounting prospectively when it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of the hedged item, the derivative expires, or is sold, terminated or exercised, the derivative is dedesignated as a hedging instrument, because it is unlikely that a forecasted transaction will occur, a hedged firm commitment no longer meets the definition of a firm commitment, or management determines that designation of the derivative as a hedging instrument is no longer appropriate.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

            When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the Company continues to carry the derivative on the consolidated balance sheet at its fair value, and no longer adjusts the hedged item for changes in fair value. The adjustment of the carrying amount of the hedged item is accounted for in the same manner as other components of the carrying amount of that item. When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, the Company continues to carry the derivative on the consolidated balance sheet at its fair value, removes any asset or liability that was recorded pursuant to recognition of the firm commitment from the consolidated balance sheet and recognizes any gain or loss in net realized gains and losses on investments, hedging instruments and hedged items. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the Company continues to carry the derivative on the consolidated balance sheet at fair value and gains and losses that were accumulated in AOCI are recognized immediately in realized gains and losses on investments, hedging instruments and hedged items. In all other situations in which hedge accounting is discontinued, the Company continues to carry the derivative at its fair value on the consolidated balance sheet, and recognizes any changes in fair value in net realized gains and losses on investments, hedging instruments and hedged items.

            Prior to the adoption of SFAS 133, defined in note 2 (k), provided they met specific criteria, interest rate and foreign currency swaps and futures were considered hedges and accounted for under the accrual and deferral method, respectively. Amounts receivable or payable under interest rate and foreign currency swaps were recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Changes in the fair value of interest rate swaps were not recognized on the consolidated balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values were reported in AOCI. Gains and losses on foreign currency swaps were recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

      (d)   Revenues and Benefits

            Investment Products and Universal Life Insurance Products:
            Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

            Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      (e)   Deferred Policy Acquisition Costs

            The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new or renewal business have been deferred. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period.

            For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. The Company regularly reviews the estimated future gross profits and revises such estimates when appropriate. The cumulative change in amortization as a result of changes in estimates to reflect current best estimates is recorded as a charge or credit to amortization expense. The most significant assumptions that are involved in the estimation of future gross profits include future market performance and surrender/lapse rates. In the event actual expense differs significantly from assumptions or assumptions are significantly revised, the Company may be required to record a significant charge or credit to amortization expense. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

            For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

      (f)   Separate Accounts

            Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at market value except for separate account contracts with guaranteed investment returns. For all but $1.39 billion and $1.12 billion of separate account assets as of December 31, 2001 and 2000, respectively, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives. Such fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

      (g)   Future Policy Benefits

            Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

            Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

      (h)   Participating Business

            Participating business represented approximately 17% in 2001 (21% in 2000 and 29% in 1999) of the Company's life insurance in force, 63% in 2001 (66% in 2000 and 69% in 1999) of the number of life insurance policies in force, and 9% in 2001 (8% in 2000 and 13% in 1999) of life insurance statutory premiums. The provision for policyholder dividends was based on then current dividend scales and has been included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      (i)   Federal Income Tax

            The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the ultimate majority shareholder of NFS. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

            The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements.

            The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

      (j)   Reinsurance Ceded

            Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

      (k)   Recently Issued Accounting Pronouncements

            In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS
            133). SFAS 133, as amended by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133, and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, was adopted by the Company effective January 1, 2001. Upon adoption, the provisions of SFAS 133 were applied prospectively.

            SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

            As of January 1, 2001, the Company had $755.4 million notional amount of freestanding derivatives with a market value of ($7.0) million. All other derivatives qualified for hedge accounting under SFAS 133. The adoption of SFAS 133 resulted in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) was recorded in AOCI at January 1, 2001. The adoption of SFAS 133 resulted in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million. Further, the adoption of SFAS 133 resulted in the Company reporting total derivative instrument assets and liabilities of $44.8 million and $107.1 million, respectively, as of January 1, 2001.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

            The adoption of SFAS 133 may increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

            In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). The Company adopted EITF 99-20 on April 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on asset-backed investment securities. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. The cumulative effect, net of tax, upon adoption of EITF 99-20 on April 1, 2001 decreased net income by $2.3 million with a corresponding increase to AOCI.

            In July 2001, the FASB issued Statement of Financial Accounting Standards No. 141, Business Combinations (SFAS 141) and Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets (SFAS 142).

            SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001 and the use of the pooling-of-interests method has been eliminated.

            SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets, and will carry forward provisions in Opinion 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The amortization of goodwill from past business combinations ceased upon adoption of this statement, which was January 1, 2002 for the Company. Companies are required to evaluate all existing goodwill and intangible assets with indefinite lives for impairment within six months of adoption. Any transitional impairment losses will be recognized in the first interim period in the year of adoption and will be recognized as the cumulative effect of a change in accounting principle.

            The Company does not expect any material impact of adopting SFAS 141 and SFAS 142 on the results of operations and financial position.

            In October 2001, the FASB issued Statement of Financial Accounting Standards No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions. SFAS 144 is effective for fiscal years beginning after December 15, 2001 (January 1, 2002 for the Company) and will carry forward many of the provisions of SFAS 121 and Opinion 30 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. Management does not expect the adoption of SFAS 144 to have a material impact on the results of operations or financial position of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

            In 2001, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 01-5, Amendments to Specific AICPA Pronouncements for Changes Related to the NAIC Codification (SOP 01-5). In doing so, AICPA SOP 94-5, Disclosures of Certain Matters in the Financial Statements of Insurance Enterprises, was amended to reflect the results of the completion of the NAIC codification of statutory accounting practices for certain insurance enterprises (Codification). The adoption of SOP 01-5 did not have an impact on the results of operations or financial position of the Company.

      (l)   Reclassification

            Certain items in the 2000 and 1999 consolidated financial statements and related footnotes have been reclassified to conform to the 2001 presentation.

(3)   Investments

      The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2001 and 2000 were:

                                                                                        Gross         Gross
                                                                     Amortized        unrealized    unrealized       Estimated
      (in millions)                                                    cost             gains         losses        fair value
                                                                     =========        ==========    ==========      ==========
      December 31, 2001
          Fixed maturity securities:
          U.S. Treasury securities and obligations of U.S.
            Government corporations and agencies                     $   263.2        $    23.1     $     0.5        $   285.8
          Obligations of states and political subdivisions                 7.6              0.3            --              7.9
          Debt securities issued by foreign governments                   41.8              2.6            --             44.4
          Corporate securities                                        11,769.8            470.6         176.5         12,063.9
          Mortgage-backed securities - U.S. Government backed          2,012.3             67.8           3.7          2,076.4
          Asset-backed securities                                      3,866.9             76.7          51.2          3,892.4
                                                                     ---------        ---------     ---------        ---------
              Total fixed maturity securities                         17,961.6            641.1         231.9         18,370.8
        Equity securities                                                 83.0             11.0            --             94.0
                                                                     ---------        ---------     ---------        ---------
                                                                     $18,044.6        $   652.1     $   231.9        $18,464.8
                                                                     =========        =========     =========        =========

      December 31, 2000
          Fixed maturity securities:
          U.S. Treasury securities and obligations of U.S.
            Government corporations and agencies                     $   277.5        $    33.4     $     0.1        $   310.8
          Obligations of states and political subdivisions                 8.6              0.2            --              8.8
          Debt securities issued by foreign governments                   94.1              1.5           0.1             95.5
          Corporate securities                                         9,758.3            235.0         135.1          9,858.2
          Mortgage-backed securities - U.S. Government backed          2,719.1             46.1           3.8          2,761.4
          Asset-backed securities                                      2,388.2             36.3          16.2          2,408.3
                                                                     ---------        ---------     ---------        ---------
              Total fixed maturity securities                         15,245.8            352.5         155.3         15,443.0
        Equity securities                                                103.5              9.5           4.0            109.0
                                                                     ---------        ---------     ---------        ---------
                                                                     $15,349.3        $   362.0     $   159.3        $15,552.0
                                                                     =========        =========     =========        =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2001, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                            Amortized              Estimated
      (in millions)                                                                           cost                 fair value
                                                                                            =========              ==========
      Fixed maturity securities available for sale:
         Due in one year or less                                                            $ 1,125.4               $ 1,141.7
         Due after one year through five years                                                5,154.4                 5,295.6
         Due after five years through ten years                                               4,073.6                 4,188.8
         Due after ten years                                                                  1,729.0                 1,775.9
                                                                                            ---------               ---------
                                                                                             12,082.4                12,402.0
          Mortgage-backed securities - U.S. Government backed                                 2,012.3                 2,076.4
          Asset-backed securities                                                             3,866.9                 3,892.4
                                                                                            ---------               ---------
                                                                                            $17,961.6               $18,370.8
                                                                                            =========               =========

      The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

      (in millions)                                                                           2001                    2000
                                                                                            =========               =========
      Gross unrealized gains                                                                $   420.2               $   202.7
      Adjustment to deferred policy acquisition costs                                           (94.9)                  (23.2)
      Deferred federal income tax                                                              (113.9)                  (62.8)
                                                                                            ---------               ---------
                                                                                            $   211.4               $   116.7
                                                                                            =========               =========

      An analysis of the change in gross unrealized gains (losses) on securities available-for-sale for the years ended December 31:

           (in millions)                                                   2001                  2000                   1999
                                                                          ======                ======                =======
      Securities available-for-sale:
        Fixed maturity securities                                         $212.0                $280.5                $(607.1)
        Equity securities                                                    5.5                  (2.5)                  (8.8)
                                                                          ------                ------                -------
                                                                          $217.5                $278.0                $(615.9)
                                                                          ======                ======                =======

      Proceeds from the sale of securities available-for-sale during 2001, 2000 and 1999 were $497.8 million, $602.0 million and $513.1 million, respectively. During 2001, gross gains of $31.3 million ($12.1 million and $10.4 million in 2000 and 1999, respectively) and gross losses of $10.1 million ($15.1 million and $35.5 million in 2000 and 1999, respectively) were realized on those sales.

      The Company had $25.2 million and $13.0 million of real estate investments as of December 31, 2001 and 2000, respectively, that were non-income producing the preceding twelve months.

      Real estate is presented at cost less accumulated depreciation of $22.0 million as of December 31, 2001 ($25.7 million as of December 31, 2000). The carrying value of real estate held for disposal totaled $33.4 million and $8.5 million as of December 31, 2001 and 2000, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The recorded investment of mortgage loans on real estate considered to be impaired was $29.9 million as of December 31, 2001 ($9.8 million as of December 31, 2000), which includes $5.3 million ($5.3 million as of December 31, 2000) of impaired mortgage loans on real estate for which the related valuation allowance was $1.0 million ($1.6 million as of December 31, 2000) and $24.6 million ($4.5 million as of December 31, 2000) of impaired mortgage loans on real estate for which there was no valuation allowance. Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is greater than the recorded investment of the loan. During 2001, the average recorded investment in impaired mortgage loans on real estate was $7.9 million ($7.7 million in 2000) and interest income recognized on those loans totaled $0.4 million in 2001 ($0.4 million in 2000) which is equal to interest income recognized using a cash-basis method of income recognition.

      Activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31 was as follows:

      (in millions)                                                              2001               2000               1999
                                                                               ========           ========           ========
      Allowance, beginning of year                                             $   45.3           $   44.4           $   42.4
        Additions (reductions) charged (credited) to operations                    (1.2)               4.1                0.7
        Direct write-downs charged against the allowance                           (1.2)              (3.2)                --
        Allowance on acquired mortgage loans                                         --                 --                1.3
                                                                               --------           --------           --------
           Allowance, end of year                                              $   42.9           $   45.3           $   44.4
                                                                               ========           ========           ========

      An analysis of investment income (loss) by investment type follows for the years ended December 31:

      (in millions)                                                              2001              2000               1999
                                                                               ========           ========           ========
      Gross investment income:
        Securities available-for-sale:
          Fixed maturity securities                                            $1,181.1           $1,095.5           $1,031.3
          Equity securities                                                         1.8                2.6                2.5
        Mortgage loans on real estate                                             527.9              494.5              460.4
        Real estate                                                                33.1               32.2               28.8
        Short-term investments                                                     28.3               27.0               18.6
        Derivatives                                                               (19.7)               3.9               (1.0)
        Other                                                                      20.9               49.3               27.5
                                                                               --------           --------           --------
            Total investment income                                             1,773.4            1,705.0            1,568.1
      Less investment expenses                                                     48.4               50.1               47.3
                                                                               --------           --------           --------
            Net investment income                                              $1,725.0           $1,654.9           $1,520.8
                                                                               ========           ========           ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      An analysis of net realized (losses) gains on investments, hedging instruments and hedged items, by investment type follows for the years ended December 31:

      (in millions)                                                                       2001           2000           1999
                                                                                         ======         ======         ======
      Unrelated parties:
         Realized gains (losses) on sale of securities available-for-sale:
            Fixed maturity securities                                                    $ 20.8         $ (7.7)        $(32.5)
            Equity securities                                                               0.4            4.7            7.4
         Other-than-temporary impairments of securities available-for-sale:
            Fixed maturity securities                                                     (66.1)         (10.5)           7.5
            Equity securities                                                             (13.8)            --             --
         Real estate                                                                        1.9           (0.5)           0.9
         Mortgage loans on real estate(1)                                                   0.6           (4.2)          (0.6)
         Derivatives                                                                         --           (2.7)          (1.6)
         Other                                                                             (6.5)           1.5            7.3
                                                                                         ------         ------         ------
                                                                                          (62.7)         (19.4)         (11.6)
      Related party - gain on sale of limited partnership                                  44.4             --             --
                                                                                         ------         ------         ------
      Net realized losses on investments, hedging instruments and
          hedged items                                                                   $(18.3)        $(19.4)        $(11.6)
                                                                                         ======         ======         ======

----------
      (1) The 2001 amount is comprised of $9.9 million of net realized gains on the sale of mortgage loans on real estate, including those related to a securitization transaction, and $9.3 million of realized losses on derivatives hedging the sale of mortgage loans on real estate.

      Fixed maturity securities with an amortized cost of $6.6 million as of December 31, 2001 and $6.5 million as of December 31, 2000 were on deposit with various regulatory agencies as required by law. In addition, fixed maturity securities with an amortized cost of $6.3 million as of December 31, 2000 were placed in escrow under a contractual obligation and none as of December 31, 2001.

      As of December 31, 2001 the Company had pledged fixed maturity securities with a fair value of $112.3 million as collateral to various derivative counterparties.

      As of December 31, 2001 the Company held collateral of $18.0 million on derivative transactions. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

      As of December 31, 2001, the Company had loaned securities with a fair value of $775.5 million. As of December 31, 2001 the Company held collateral of $791.6 million. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

(4)   Short-term Debt

      NLIC has established a $300 million commercial paper program under which, borrowings are unsecured and are issued for terms of 364 days or less. As of December 31, 2001 and 2000 the Company had $100.0 million and $118.7 million, respectively, of commercial paper outstanding at an average effective rate of 1.90% and 6.53%, respectively. See also note 14.

(5)   Long-term Debt, payable to NFS

      On December 19, 2001 the Company sold a 7.50%, $300.0 million surplus note to NFS, maturing on December 17, 2031. The fair value of the surplus note as of December 31, 2001 was $300.0 million. Principal and interest payments are subject to prior approval by the superintendent of insurance of the State of Ohio. The Company is scheduled to pay interest semi-annually on June 17 and December 17 of each year commencing June 17, 2002.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

(6)   Derivative Financial Instruments

      QUALITATIVE DISCLOSURE

      Interest Rate Risk Management

      The Company is exposed to changes in the fair value of fixed rate investments (commercial mortgage loans and corporate bonds) due to changes in interest rates. To manage this risk, the Company enters into various types of derivative instruments to minimize fluctuations in fair values resulting from changes in interest rates. The Company principally uses interest rate swaps and short Eurodollar futures to manage this risk.

      Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments, thereby creating floating rate investments.

      Short Eurodollar futures change the fixed rate cash flow exposure to variable rate cash flows. With short Eurodollar futures, if interest rates rise (fall), the gains (losses) on the futures adjust the fixed rate income on the investments, thereby creating floating rate investments.

      As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of the commitment due to changes in interest rates during the commitment period. To manage this risk, the Company enters into short Treasury futures.

      With short Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment.

      Floating rate investments (commercial mortgage loans and corporate bonds) expose the Company to fluctuations in cash flow and investment income due to changes in interest rates. To manage this risk, the Company enters into receive fixed, pay variable over-the-counter interest rate swaps or long Eurodollar futures strips to convert the variable rate investments to a fixed rate.

      In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments; thereby creating fixed rate assets.

      The long Eurodollar futures change the variable rate cash flow exposure to fixed rate cash flows. With long Eurodollar futures, if interest rates rise (fall), the losses (gains) on the futures are used to reduce the variable rate income on the investments, thereby creating fixed rate investments.

      Foreign Currency Risk Management

      In conjunction with the Company's medium-term note program, from time to time, the Company issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a variable U.S. dollar rate.

      For a fixed rate liability, the cross-currency interest rate swap is structured to receive a fixed rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month libor. For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month libor.

      The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and interest rates. To manage this risk, the Company uses cross-currency interest rate swaps to convert these assets to variable U.S. dollar rate instruments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month libor.

      Non-Hedging Derivatives

      From time-to-time, the Company enters into over-the-counter basis swaps (receive one variable rate, pay another variable rate) to change the rate characteristics of a specific investment to better match the variable rate paid on a liability. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

      QUANTITATIVE DISCLOSURE

      Fair Value Hedges

      During the year ended December 31, 2001, gains of $2.1 million were recognized in net realized losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

      Cash Flow Hedges

      For the year ended December 31, 2001, the ineffective portion of cash flow hedges was immaterial. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

      The Company anticipates reclassifying less than $0.1 million in losses out of AOCI over the next 12-month period.

      As of December 31, 2001, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions is twelve months. The Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable.

      Other Derivative Instruments, Including Embedded Derivatives

      Net realized gains and losses on investments, hedging instruments and hedged items for the year ended December 31, 2001 include a loss of $1.6 million related to other derivative instruments, including embedded derivatives. For the year ended December 31, 2001 a $27.7 million loss was recorded in net realized losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate medium-term notes denominated in foreign currencies. An offsetting gain of $26.3 million was recorded in net realized losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the year ended December 31, 2001.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The notional amount of derivative financial instruments outstanding as of December 31, 2001 and 2000 were as follows:

       (in millions )                                                                              2001                  2000
                                                                                                 ========             ========
       Interest rate swaps
         Pay fixed/receive variable rate swaps hedging investments                               $1,952.3             $  934.8
         Pay variable/receive fixed rate swaps hedging investments                                  698.4                 98.8
         Pay variable/receive variable rate swaps hedging investments                               197.8                184.0
         Other contracts hedging investments                                                        523.0                 20.4

      Cross currency interest rate swaps
          Hedging foreign currency denominated investments                                           56.1                 30.5
          Hedging foreign currency denominated liabilities                                        2,500.4              1,512.2

      Interest rate futures contracts                                                             6,019.4              5,659.8
                                                                                                 --------             --------

(7)   Federal Income Tax

      The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2001 and 2000 were as follows:

      (in millions)                                                                             2001                     2000
                                                                                              ========                 ========
      Deferred tax assets:
        Equity securities                                                                     $    6.5                 $     --
        Future policy benefits                                                                     8.2                     34.7
        Liabilities in separate accounts                                                         482.5                    462.7
        Mortgage loans on real estate and real estate                                              7.5                     18.8
        Derivatives                                                                               93.0                       --
        Other assets and other liabilities                                                        81.8                     40.3
                                                                                              --------                 --------
          Total gross deferred tax assets                                                        679.5                    556.5
        Less valuation allowance                                                                  (7.0)                    (7.0)
                                                                                              --------                 --------
          Net deferred tax assets                                                                672.5                    549.5
                                                                                              --------                 --------

      Deferred tax liabilities:
        Deferred policy acquisition costs                                                        861.3                    783.7
        Derivatives                                                                               91.5                       --
        Fixed maturity securities                                                                173.0                     98.8
        Deferred tax on realized investment gains                                                 26.1                     29.0
        Equity securities and other long-term investments                                         31.7                      6.4
        Other                                                                                     68.8                     38.1
                                                                                              --------                 --------
          Total gross deferred tax liabilities                                                 1,252.4                    956.0
                                                                                              --------                 --------
          Net deferred tax liability                                                          $  579.9                 $  406.5
                                                                                              ========                 ========

      In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for the years ended December 31, 2001, 2000 and 1999.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The Company's current federal income tax liability was $186.2 million and $108.9 million as of December 31, 2001 and 2000, respectively.

      Federal income tax expense attributable to income before cumulative effect of adoption of accounting principles for the years ended December 31 was as follows:

      (in millions)                                                      2001                    2000                    1999
                                                                        ======                  ======                  ======
      Currently payable                                                 $ 32.5                  $ 78.0                  $ 53.6
      Deferred tax expense                                               128.9                   129.7                   147.8
                                                                        ------                  ------                  ------
                                                                        $161.4                  $207.7                  $201.4
                                                                        ======                  ======                  ======

      Total federal income tax expense for the years ended December 31, 2001, 2000 and 1999 differs from the amount computed by applying the U.S. federal income tax rate to income before federal income tax expense and cumulative effect of adoption of accounting principles as follows:

                                                                  2001                     2000                    1999
                                                            -------------------     -------------------     -------------------
      (in millions)                                         Amount          %       Amount          %       Amount          %
                                                            ======       ======     ======       ======     ======       ======
      Computed (expected) tax expense                       $220.6         35.0     $239.1         35.0     $212.3         35.0
      Tax exempt interest and dividends
        received deduction                                   (48.8)        (7.7)     (24.7)        (3.6)      (7.3)        (1.2)
      Income tax credits                                     (11.5)        (1.8)      (8.0)        (1.2)      (4.3)        (0.7)
      Other, net                                               1.1          0.1        1.3          0.2        0.7          0.1
                                                            ------       ------     ------       ------     ------       ------
          Total (effective rate of each year)               $161.4         25.6     $207.7         30.4     $201.4         33.2
                                                            ======       ======     ======       ======     ======       ======

      Total federal income tax (refunded) paid was $(45.4) million, $74.6 million and $29.8 million during the years ended December 31, 2001, 2000 and 1999, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

(8)   Comprehensive Income (Loss)

      Comprehensive income (loss) includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Other comprehensive income (loss) is comprised of unrealized gains (losses) on securities available-for-sale and accumulated net losses on cash flow hedges. The related before and after federal income tax amounts for the years ended December 31, 2001, 2000 and 1999 were as follows:

      (in millions)                                                                       2001           2000          1999
                                                                                         ======         ======        =======
      Unrealized gains (losses) on securities available-for-sale arising during the period:
         Gross                                                                           $164.0         $264.5        $(665.3)
         Adjustment to deferred policy acquisition costs                                  (71.7)         (74.0)         167.5
         Related federal income tax (expense) benefit                                     (32.3)         (66.7)         171.4
                                                                                         ------         ------        -------
            Net                                                                            60.0          123.8         (326.4)
                                                                                         ------         ------        -------

      Reclassification adjustment for net losses on securities
         available-for-sale realized during the period:
         Gross                                                                             58.7           13.5           17.6
         Related federal income tax benefit                                               (20.5)          (4.7)          (6.2)
                                                                                         ------         ------        -------
            Net                                                                            38.2            8.8           11.4
                                                                                         ------         ------        -------

      Other comprehensive income (loss) on securities
         available-for-sale                                                                98.2          132.6         (315.0)
                                                                                         ------         ------        -------

      Accumulated net loss on cash flow hedges:
         Gross                                                                            (13.5)            --             --
         Related federal income tax benefit                                                 4.7             --             --
                                                                                         ------         ------        -------
           Other comprehensive loss on cash flow hedges                                    (8.8)            --             --
                                                                                         ------         ------        -------

      Accumulated net loss on transition adjustments:
            Transition adjustment - SFAS 133                                               (5.6)            --             --
            Transition adjustment - EITF 99-20                                              3.5             --             --
            Related federal income tax benefit                                              0.7             --             --
                                                                                         ------         ------        -------
              Other comprehensive loss on transition adjustments                           (1.4)            --             --
                                                                                         ------         ------        -------
      Total other comprehensive income (loss)                                            $ 88.0         $132.6        $(315.0)
                                                                                         ======         ======        =======

      Reclassification adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during 2001 and, therefore, are not reflected in the table above.

(9)   Fair Value of Financial Instruments

      The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

      Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

      The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

      In estimating its fair value disclosures, the Company used the following methods and assumptions:

            Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

            Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for impaired mortgage loans is the estimated fair value of the underlying collateral.

            Policy loans, short-term investments and cash: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

            Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

            Investment contracts: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

            Policy reserves on life insurance contracts: Included are disclosures for individual and corporate-owned life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

            Collateral received - securities lending and derivatives: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

            Short-term debt: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

            Long-term debt, payable to NFS: The fair value for long-term debt is based on quoted market prices.

            Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 10.

            Futures contracts: The fair value for futures contracts is based on quoted market prices.

            Interest rate and foreign currency swaps: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

      Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                           2001                              2000
                                                                ---------------------------        ----------------------------
                                                                 Carrying        Estimated           Carrying        Estimated
           (in millions)                                          amount         fair value           amount         fair value
                                                                ==========       ==========         ==========       ==========
           Assets:
             Investments:
               Securities available-for-sale:
                 Fixed maturity securities                      $ 18,370.8       $ 18,370.8         $ 15,451.3       $ 15,451.3
                 Equity securities                                    94.0             94.0              109.0            109.0
               Mortgage loans on real estate, net                  7,113.1          7,293.3            6,168.3          6,327.8
               Policy loans                                          591.1            591.1              562.6            562.6
               Short-term investments                              1,011.3          1,011.3              442.6            442.6
             Cash                                                     22.6             22.6               18.4             18.4
             Assets held in separate accounts                     59,513.0         59,513.0           65,897.2         65,897.2

           Liabilities:
             Investment contracts                                (19,549.5)       (18,421.0)         (16,815.3)       (15,979.8)
             Policy reserves on life insurance contracts          (5,666.5)        (5,524.4)          (5,368.4)        (5,128.5)
             Collateral received - securities lending and
                 derivatives                                        (809.6)          (809.6)                --               --
             Short-term debt                                        (100.0)          (100.0)            (118.7)          (118.7)
             Long-term debt, payable to NFS                         (300.0)          (300.0)                --               --
             Liabilities related to separate accounts            (59,513.0)       (58,387.3)         (65,897.2)       (64,237.6)

           Derivative financial instruments:
             Interest rate swaps hedging assets                       (5.6)            (5.6)              (8.3)            (8.3)
             Cross currency interest rate swaps                      (66.0)           (66.0)             (24.3)           (24.3)
             Futures contracts                                       (33.0)           (33.0)             (16.0)           (16.0)
                                                                ----------       ----------         ----------       ----------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

(10)  Risk Disclosures

      The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

      Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

      Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

      Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U. S., thus reducing its exposure to any single product or jurisdiction and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

      Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

      Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $344.0 million extending into 2002 were outstanding as of December 31, 2001. The Company also had $81.5 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2001.

      Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2001, NLIC's credit risk from these derivative financial instruments was $1.5 million net of $18.0 million of cash colleteral.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2001, 82% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins, which may require the Company to accelerate the amortization of deferred policy acquisition costs.

      Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U. S. The Company has a diversified portfolio with no more than 20% (22% in 2000) in any geographic area and no more than 2% (1% in 2000) with any one borrower as of December 31, 2001. As of December 31, 2001, 34% (36% in
      2000) of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

      Significant Business Concentrations: As of December 31, 2001, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it vulnerable to an event which could cause a severe impact to the Company's financial position.

      Reinsurance: The Company has entered into reinsurance contracts to cede a portion of its general account individual annuity business. Total recoveries due from these contracts were $161.2 million and $143.1 million as of December 31, 2001 and 2000, respectively. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in the underlying contract.

      Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term.

      Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term.

(11) Pension Plan, Postretirement Benefits Other than Pensions and Retirement Savings Plan

      The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Pension costs (benefits) charged to operations by the Company during the years ended December 31, 2001, 2000 and 1999 were $5.0 million, $1.9 million and $(8.3) million, respectively. The Company has recorded a prepaid pension asset of $9.4 million and $13.6 million as of December 31, 2001 and 2000, respectively.

      In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

      The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

      The Company's accrued postretirement benefit expense as of December 31, 2001 and 2000 was $53.8 million and $51.0 million, respectively and the net periodic postretirement benefit cost (NPPBC) for 2001, 2000 and 1999 was $2.9 million, $3.8 million and $4.9 million, respectively.

      Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2001 and 2000 follows:

                                                                           Pension Benefits             Postretirement Benefits
                                                                      -------------------------         -----------------------
      (in millions)                                                     2001             2000             2001            2000
                                                                      ========         ========         ========       ========
      Change in benefit obligation
      Benefit obligation at beginning of year                         $1,981.7         $1,811.4         $  276.4       $  239.8
      Service cost                                                        89.3             81.4             12.6           12.2
      Interest cost                                                      129.1            125.3             21.4           18.7
      Participant contributions                                             --               --              3.3            2.9
      Plan amendment                                                      27.7               --              0.2             --
      Actuarial (gain) loss                                               (5.8)            34.8             20.2           16.1
      Benefits paid                                                      (89.8)           (71.2)           (20.1)         (13.3)
                                                                      --------         --------         --------       --------
      Benefit obligation at end of year                                2,132.2          1,981.7            314.0          276.4
                                                                      ========         ========         ========       ========

      Change in plan assets
      Fair value of plan assets at beginning of year                   2,337.1          2,247.6            119.4           91.3
      Actual return (loss) on plan assets                                (46.6)           140.9             (0.2)          12.2
      Employer contribution                                                 --               --             17.3           26.3
      Participant contributions                                             --               --              3.3            2.9
      Plan curtailment                                                      --             19.8               --             --
      Benefits paid                                                      (89.8)           (71.2)           (20.1)         (13.3)
                                                                      --------         --------         --------       --------
      Fair value of plan assets at end of year                         2,200.7          2,337.1            119.7          119.4
                                                                      --------         --------         --------       --------

      Funded status                                                       68.5            355.4           (194.3)        (157.0)
      Unrecognized prior service cost                                     49.5             25.0              0.2             --
      Unrecognized net gains                                             (79.3)          (311.7)            (4.0)         (34.1)
      Unrecognized net (asset) obligation at transition                   (5.1)            (6.4)             0.8            1.0
                                                                      --------         --------         --------       --------
      Prepaid (accrued) benefit cost                                  $   33.6         $   62.3         $ (197.3)      $ (190.1)
                                                                      ========         ========         ========       ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:

                                                                         Pension Benefits             Postretirement Benefits
                                                                      -----------------------        ------------------------
                                                                       2001             2000            2001            2000
                                                                      =======================        ========================
      Weighted average discount rate                                    6.50%           6.75%           7.25%            7.50%
      Rate of increase in future compensation levels                    4.75%           5.00%             --               --
      Assumed health care cost trend rate:
            Initial rate                                                  --              --           11.00%           11.00%
            Ultimate rate                                                 --              --            5.50%            5.50%
            Declining period                                              --              --           4 Years          4 Years
                                                                       -----           -----           -----            -----

      The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2001, 2000 and 1999 were as follows:

      (in millions)                                                               2001               2000               1999
      =======================================================================================================================
      Service cost (benefits earned during the period)                           $ 89.3             $ 81.4             $ 80.0
      Interest cost on projected benefit obligation                               129.1              125.3              109.9
      Expected return on plan assets                                             (183.8)            (184.5)            (160.3)
      Recognized gains                                                             (7.8)             (11.8)              (9.1)
      Amortization of prior service cost                                            3.2                3.2                3.2
      Amortization of unrecognized transition asset                                (1.3)              (1.3)              (1.4)
                                                                                 ------             ------             ------
                                                                                 $ 28.7             $ 12.3             $ 22.3
                                                                                 ======             ======             ======

      Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide and employees of WSC ended participation in the pension plan resulting in a curtailment gain of $67.1 million. During 1999, the pension plan transferred assets to settle its obligation related to WSC employees, resulting in a gain of $32.9 million. The spin-off of liabilities and assets was completed in the year 2000, resulting in an adjustment to the curtailment gain of $19.8 million.

      Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:

                                                                                    2001             2000            1999
                                                                                    ====             ====            ====
      Weighted average discount rate                                                6.75%            7.00%           6.08%
      Rate of increase in future compensation levels                                5.00%            5.25%           4.33%
      Expected long-term rate of return on plan assets                              8.00%            8.25%           7.33%
                                                                                    ----             ----            ----

      The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2001, 2000 and 1999 were as follows:

      (in millions)                                                                       2001           2000           1999
                                                                                          =====          =====          =====
      Service cost (benefits attributed to employee service during the year)              $12.6          $12.2          $14.2
      Interest cost on accumulated postretirement benefit obligation                       21.4           18.7           17.6
      Expected return on plan assets                                                       (9.6)          (7.9)          (4.8)
      Amortization of unrecognized transition obligation of affiliates                      0.6            0.6            0.6
      Net amortization and deferral                                                        (0.4)          (1.3)          (0.5)
                                                                                          -----          -----          -----
                                                                                          $24.6          $22.3          $27.1
                                                                                          =====          =====          =====

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 2001, 2000 and 1999 were as follows:

                                                                                          2001             2000            1999
                                                                                        =======          =======         =======
      Discount rate                                                                       7.50%            7.80%           6.65%
      Long-term rate of return on plan assets, net of tax in 1999                         8.00%            8.30%           7.15%
      Assumed health care cost trend rate:
         Initial rate                                                                    11.00%           13.00%          15.00%
         Ultimate rate                                                                    5.50%            5.50%           5.50%
         Declining period                                                               4 Years          5 Years         6 Years
                                                                                        -------          -------         -------

      Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2001 and on the NPPBC for the year ended December 31, 2001 was not calculated.

      The Company, together with other affiliated companies, sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 22%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company match is funded on a bi-weekly basis and the expense of such contributions are allocated to the Company based on employee contributions. The Company's expense for contributions to this plan totaled $5.6 million, $4.4 million and $3.3 million for 2001, 2000 and 1999, respectively. Individuals are subject to a dollar limit on salary deferrals per Internal Revenue Service (IRS) Section 402(g) and other limits also apply. The Company has no legal obligation for benefits under this plan.

(12) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

      The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the Company's insurance regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements for all periods presented herein.

      The statutory capital and surplus of NLIC as of December 31, 2001, 2000 and 1999 was $1.76 billion, $1.28 billion and $1.35 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2001, 2000 and 1999 was $83.1 million, $158.7 million and $276.2 million, respectively.

      The NAIC completed a project to codify statutory accounting principles (Codification), which became effective January 1, 2001 for NLIC and NLAIC. The resulting change to NLIC's January 1, 2001 surplus was an increase of approximately $80.0 million. The significant change for NLIC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

      The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2001 $141.0 million in dividends could be paid by NLIC without prior approval.

      In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

(13)  Related Party Transactions

      During 2001, the Company entered into a transaction with NMIC, whereby it sold 78% of its interest in a limited partnership (representing 49% of the limited partnership) to NMIC for $158.9 million. As a result of this sale, the Company recorded a realized gain of $44.4 million, and related tax expense of $15.5 million. The sale price, which was paid in cash, represented the fair value of the limited partnership interest and was based on a valuation of the limited partnership and its underlying investments. The valuation was completed by qualified management of the limited partnership and utilized a combination of internal and independent valuations of the underlying investments of the limited partnership. Additionally, senior financial officers and the Boards of Directors of the Company and NMIC separately reviewed and approved the valuation prior to the execution of this transaction. The Company continues to hold an economic and voting interest in the limited partnership of approximately 14%, with NMIC holding the remaining interests.

      NLIC has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $4.68 billion and $4.80 billion as of December 31, 2001 and 2000, respectively. Total revenues from these contracts were $150.7 million, $156.8 million, and $149.7 million for the years ended December 31, 2001, 2000, and 1999, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $118.4 million, $131.9 million, and $112.0 million for the years ended December 31, 2001, 2000, and 1999, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

      The Company files a consolidated federal tax return with NMIC, as described in Note 2(i). Total payments (from) to NMIC were $(45.4) million, $74.6 million, and $29.8 million for the years ended December 31, 2001, 2000, and 1999, respectively.

      During second quarter 1999, the Company entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In September 1999, NFS acquired ELOW for $120.8 million and immediately merged ELOW into NLIC terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to poolings-of-interests; however, prior period financial statements were not restated due to immateriality. The reinsurance and merger combined contributed $1.46 million to net income in 1999.

      The Company has a reinsurance agreement with NMIC whereby all of the Company's accident and health business is ceded to NMIC on a modified coinsurance basis. The agreement covers individual accident and health business for all periods presented and group and franchise accident and health business since July 1, 1999. Either party may terminate the agreement on January 1 of any year with prior notice. Prior to July 1, 1999 group and franchise accident and health business and a block of group life insurance policies were ceded to ELOW under a modified coinsurance agreement. Under a modified coinsurance agreement, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC and ELOW for the years ended December 31, 2001, 2000 and 1999 were $200.7 million, $170.1 million, and $193.0 million, respectively, while benefits, claims and expenses ceded were $208.5 million, $168.0 million and $197.3 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2001, 2000 and 1999, the Company made payments to NMIC and Nationwide Services Company totaling $139.8 million, $150.3 million, and $124.1 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

      Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $26.4 million, $31.4 million and $34.5 million for the years ended December 31, 2001, 2000 and 1999, respectively.

      The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2001, 2000 and 1999, the Company made lease payments to NMIC and its subsidiaries of $18.7 million, $14.1 million and $9.9 million, respectively.

      The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus a price differential. During 2001, the most the Company had outstanding at any given time was $368.5 million and the Company incurred interest expense on intercompany repurchase agreements of $0.2 million for 2001. Transactions under the agreements during 2000 and 1999 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

      The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $54.8 million and $321.1 million as of December 31, 2001 and 2000, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

      Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 2001 were $52.9 million, $65.0 million and $79.7 million, respectively.

      On December 19, 2001 the Company sold a 7.50%, $300.0 million surplus note to NFS, maturing on December 17, 2031. The fair value of the surplus note as of December 31, 2001 was $300.0 million. Principal and interest payments are subject to prior approval by the superintendent of insurance of the State of Ohio. The Company is scheduled to pay interest semi-annually on June 17 and December 17 of each year commencing June 17, 2002.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

(14)  Bank Lines of Credit

      The Company has available as a source of funds a $1 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five year $700 million agreement and a 364 day $300 million agreement with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $1.69 billion and NLIC maintain statutory surplus in excess of $935 million. The Company had no amounts outstanding under this agreement as of December 31, 2001. Of the total facility, $300 million is designated to back NLIC's commercial paper program. Therefore, borrowing capacity under this facility is reduced by any amounts outstanding under the commercial paper program, which totaled $100.0 million as of December 31, 2001.

(15)  Contingencies

      On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. The class has not been certified. The Company intends to defend this lawsuit vigorously.

      On August 15, 2001, the Company was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 5, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of plan trustees who purchased variable annuities to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from the Company which invested in mutual funds that were offered by separate mutual fund companies; that the Company was a fiduciary under ERISA and that the Company breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by the Company; and that the Company violated ERISA by replacing many of the mutual funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid more in revenue sharing. The amended complaint seeks disgourgement of fees by the Company and other unspecified compensatory damages. On November 15, 2001, the Company filed a motion to dismiss the amended complaint, which has not been decided. On December 3, 2001, the plaintiffs filed a motion for class certification. On January 15, 2002, the plaintiffs filed a response to the Company's motion to dismiss the amended complaint. On February 22, 2002, the Company filed a reply in support of its motion to dismiss. The class has not been certified. The Company intends to defend this lawsuit vigorously.

      There can be no assurance that any such litigation will not have a material adverse effect on the Company in the future.

(16)  Segment Information

      The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
      Individual Annuity, Institutional Products and Life Insurance.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The Individual Annuity segment consists of individual The BEST of AMERICA and private label deferred variable annuity products, deferred fixed annuity products and income products. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

      The Institutional Products segment is comprised of the Company's private and public sector group retirement plans and medium-term note program. The private sector includes the 401(k) business generated through fixed and variable annuities. The public sector includes the IRC Section 457 business in the form of fixed and variable annuities.

      The Life Insurance segment consists of investment life products, including both individual variable life and COLI products, traditional life insurance products and universal life insurance. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.

      In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, certain revenues and expenses of the Company's broker/dealer subsidiary, unallocated expenses and interest expense on debt. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments, hedging instruments and hedged items in the Corporate segment.

      The following tables summarize the financial results of the Company's business segments for the years ended December 31, 2001, 2000 and 1999.

                                                        Individual   Institutional      Life
      (in millions)                                       Annuity       Products      Insurance      Corporate        Total
                                                        ==========   ============     ==========     =========      =========
      2001:
      Net investment income                              $   534.7      $   847.5      $   323.3     $    19.5      $ 1,725.0
      Other operating revenue                                556.0          205.9          506.5          16.0        1,284.4
                                                         ---------      ---------      ---------     ---------      ---------
         Total operating revenue (1)                       1,090.7        1,053.4          829.8          35.5        3,009.4
                                                         ---------      ---------      ---------     ---------      ---------
      Interest credited to policyholder
         account balances                                    433.2          627.8          177.7            --        1,238.7
      Amortization of deferred policy
         acquisition costs                                   220.0           47.6           80.3            --          347.9
      Interest expense on debt                                  --             --             --           6.2            6.2
      Other benefits and expenses                            206.1          170.2          387.1           2.7          766.1
                                                         ---------      ---------      ---------     ---------      ---------
         Total benefits and expenses                         859.3          845.6          645.1           8.9        2,358.9
                                                         ---------      ---------      ---------     ---------      ---------
      Operating income before
         federal income tax expense (1)                      231.4          207.8          184.7          26.6          650.5
      Net realized losses on investments,
         hedging instruments and hedged
         items (2)                                              --             --             --         (20.2)         (20.2)
                                                         ---------      ---------      ---------     ---------      ---------
      Income before federal income tax
         expense and cumulative effect of
         adoption of accounting principles               $   231.4      $   207.8      $   184.7     $     6.4      $   630.3
                                                         =========      =========      =========     =========      =========

      Assets as of year end                              $43,885.4      $34,130.1      $ 9,129.0     $ 4,010.1      $91,154.6
                                                         =========      =========      =========     =========      =========

----------
(1) Excludes net realized gains and losses on investments, hedging instruments and hedged items.
(2) Realized gains related to securitization transactions are included in operating income.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

                                                        Individual   Institutional       Life
      (in millions)                                       Annuity      Products        Insurance     Corporate        Total
                                                         =========   ============      =========     =========      =========
      2000:
      Net investment income                              $   483.2      $   827.4      $   289.2     $    55.1      $ 1,654.9
      Other operating revenue                                625.9          251.6          453.9          17.0        1,348.4
                                                         ---------      ---------      ---------     ---------      ---------
         Total operating revenue(1)                        1,109.1        1,079.0          743.1          72.1        3,003.3
                                                         ---------      ---------      ---------     ---------      ---------
      Interest credited to policyholder
         account balances                                    396.4          628.8          157.2            --        1,182.4
      Amortization of deferred policy
         acquisition costs                                   238.7           49.2           64.2            --          352.1
      Interest expense on debt                                  --             --             --           1.3            1.3
      Other benefits and expenses                            192.3          170.3          368.8          33.7          765.1
                                                         ---------      ---------      ---------     ---------      ---------
         Total benefits and expenses                         827.4          848.3          590.2          35.0        2,300.9
                                                         ---------      ---------      ---------     ---------      ---------
      Operating income before
         federal income tax expense(1)                       281.7          230.7          152.9          37.1          702.4
      Net realized losses on investments,
         hedging instruments and hedged
         items                                                  --             --             --         (19.4)         (19.4)
                                                         ---------      ---------      ---------     ---------      ---------
      Income before federal income tax
         expense and cumulative effect of
         adoption of accounting principles               $   281.7      $   230.7      $   152.9     $    17.7      $   683.0
                                                         =========      =========      =========     =========      =========

      Assets as of year end                              $45,422.5      $37,217.3      $ 8,103.3     $ 1,824.2      $92,567.3
                                                         =========      =========      =========     =========      =========

      1999:
      Net investment income                              $   458.9      $   771.2      $   253.1     $    37.6      $ 1,520.8
      Other operating revenue                                511.4          211.9          393.0          66.1        1,182.4
                                                         ---------      ---------      ---------     ---------      ---------
         Total operating revenue (1)                         970.3          983.1          646.1         103.7        2,703.2
                                                         ---------      ---------      ---------     ---------      ---------
      Interest credited to policyholder
         account balances                                    384.9          580.9          130.5            --        1,096.3
      Amortization of deferred policy
         acquisition costs                                   170.9           41.6           60.1            --          272.6
      Other benefits and expenses                            155.3          142.8          334.7          83.4          716.2
                                                         ---------      ---------      ---------     ---------      ---------
         Total benefits and expenses                         711.1          765.3          525.3          83.4        2,085.1
                                                         ---------      ---------      ---------     ---------      ---------
      Operating income before
         federal income tax expense (1)                      259.2          217.8          120.8          20.3          618.1
      Net realized losses on investments,
         hedging instruments and hedged
         items                                                  --             --             --         (11.6)         (11.6)
                                                         ---------      ---------      ---------     ---------      ---------
      Income before federal income tax
         expense and cumulative effect of
         adoption of accounting principles               $   259.2      $   217.8      $   120.8     $     8.7      $   606.5
                                                         =========      =========      =========     =========      =========

      Assets as of year end                              $45,667.8      $39,045.1      $ 6,616.7     $ 1,346.3      $92,675.9
                                                         =========      =========      =========     =========      =========

----------
(1) Excludes net realized gains and losses on investments, hedging instruments and hedged items.

      The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

PART C. OTHER INFORMATION

Item 24.      FINANCIAL STATEMENTS AND EXHIBITS

              (a) Financial Statements:

                  (1) Financial statements included
                      in Prospectus
                      (Part A):

                  (2) Financial statements included
                      in Part B as required:  N/A

              Nationwide Variable Account-9:

                      Independent Auditors' Report.


                      Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2001.

                      Statements of Operations for the year ended December 31, 2001.

                      Statements of Changes in Contract Owners' Equity for the years ended December 31, 2001 and 2000.


                      Notes to Financial Statements.


              Nationwide Life Insurance Company and subsidiaries:

                      Independent Auditors' Report.


                      Consolidated Balance Sheets as of December 31, 2001 and 2000.

                      Consolidated Statements of Income for the years ended December 31, 2001, 2000 and 1999.

                      Consolidated Statements of Shareholder's Equity for the years ended December 31, 2001, 2000 and 1999.

                      Consolidated Statements of Cash Flows for the years ended December 31, 2001, 2000 and 1999.


                      Notes to Consolidated Financial Statements.

Item 24. (b) Exhibits

                 (1)  Resolution of the Depositor's Board of        Filed previously with this Registration
                      Directors authorizing the establishment       Statement and incorporated by reference (File
                      of the Registrant                             No. 333-52579).

                 (2)  Not Applicable

                 (3)  Underwriting or Distribution of               Filed previously with Post-Effective
                      contracts between the Depositor and           Amendment No. 5 (333-52579) and hereby
                      Principal Underwriter                         incorporated by reference.

                 (4)  The form of the variable annuity contract     Filed previously with this Registration
                                                                    Statement and incorporated by reference (File
                                                                    No. 333-52579).

                 (5)  Variable Annuity Application                  Filed previously with this Registration
                                                                    Statement and incorporated by reference (File
                                                                    No. 333-52579).

                 (6)  Articles of Incorporation of Depositor        Filed previously with this Registration
                                                                    Statement and incorporated by reference (File
                                                                    No. 333-52579).
                 (7)  Not Applicable

                 (8)  Not Applicable

                 (9)  Opinion of Counsel                            Filed previously with this Registration
                                                                    Statement and incorporated by reference (File
                                                                    No. 333-52579).
                 (10) Not Applicable

                 (11) Not Applicable

                 (12) Not Applicable

                 (13) Performance Advertising Calculation           Filed previously with this Registration
                       Schedule                                     Statement and incorporated by reference (File
                                                                    No. 333-52579).


Item 25.        DIRECTORS AND OFFICERS OF THE DEPOSITOR
                W. G. Jurgensen, Director and Chief Executive Officer
                Joseph J. Gasper, Director and Chief Operating Officer
                Richard D. Headley, Executive Vice President
                Michael S. Helfer, Director and Executive Vice President-Corporate Strategy
                Donna A. James, Director and Executive Vice President-Chief Administrative Officer
                Michael C. Keller, Executive Vice President-Chief Information Officer
                Robert A. Oakley, Director and Executive Vice President-Chief Financial Officer
                Robert J. Woodward, Jr., Director and Executive Vice President-Chief Investment Officer
                Galen R. Barnes, Director
                John R. Cook, Jr., Senior Vice President-Chief Communications Officer
                David A. Diamond, Senior Vice President-Corporate Strategy
                Philip C. Gath, Senior Vice President-Chief Actuary-Nationwide Financial
                Patricia R. Hatler, Senior Vice President, General Counsel and Secretary
                David K. Hollingsworth, Senior Vice President-President-Nationwide Insurance Sales
                David R. Jahn, Senior Vice President-Product Management
                Richard A. Karas, Senior Vice President-Sales-Financial Services
                Gregory S. Lashutka, Senior Vice President, Corporate Relations
                Edwin P. McCausland, Jr., Senior Vice President-Fixed Income Securities
                Robert H. McNaghten, Senior Vice President-Real Estate Investments
                Michael D. Miller, Senior Vice President-NI Finance
                Brian W. Nocco, Senior Vice President and Treasurer
                Mark Phelan, Senior Vice President-Technology and Operations
                Douglas C. Robinette, Senior Vice President-Claims
                John S. Skubik, Senior Vice President-Strategic Initiatives
                Mark R. Thresher, Senior Vice President-Finance-Nationwide Financial
                Richard M. Waggoner, Senior Vice President-Operations
                Susan A. Wolken, Senior Vice President-Product Management and Nationwide Financial Marketing

                The business address of the Directors and Officers of th eDepositor is:
                One Nationwide Plaza
                Columbus, Ohio 43215

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

         * Subsidiaries for which separate financial statements are filed

         ** Subsidiaries included in the respective consolidated financial statements

         *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

         ****other subsidiaries

                COMPANY                       STATE/COUNTRY OF         NO. VOTING            PRINCIPAL BUSINESS
                                                ORGANIZATION           SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                        OTHERWISE
                                                                       INDICATED)
401(k) Companies, Inc. (The)              Texas                                        Holding company

401(k) Company (The)                      Texas                                        Third-party administrator providing
                                                                                       record keeping services for 401(k)
                                                                                       plans

401(k) Investment Advisors, Inc.          Texas                                        Investment advisor registered with the
                                                                                       SEC

401(k) Investments Services, Inc.         Texas                                        Broker-dealer registered with the
                                                                                       National Association of Securities
                                                                                       Dealer, a self-regulatory body of the
                                                                                       SEC

Affiliate Agency of Ohio, Inc.            Ohio                                         Insurance agency marketing life
                                                                                       insurance and annuity products through
                                                                                       financial institutions

Affiliate Agency, Inc.                    Delaware                                     Insurance agency marketing life
                                                                                       insurance and annuity products through
                                                                                       financial institutions

AGMC Reinsurance Ltd.                     Turks and Caicos Islands                     Captive reinsurer

AID Finance Services, Inc.                Iowa                                         Holding company

ALLIED Document Solutions, Inc. (fka      Iowa                                         Provides general printing services to
Midwest Printing Services, Inc.)                                                       its affiliated companies as well as to
                                                                                       unaffiliated companies

ALLIED General Agency Company             Iowa                                         Managing general agent and surplus
                                                                                       lines broker for property and casualty
                                                                                       insurance products
ALLIED Group Insurance Marketing Company  Iowa                                         Direct marketing of property and
                                                                                       casualty insurance products

ALLIED Group, Inc.                        Iowa                                         Property and casualty insurance
                                                                                       holding company

ALLIED Property and Casualty Insurance    Iowa                                         Underwrites general property and
Company                                                                                casualty insurance

Allied Texas Agency, Inc.                 Texas                                        Acts as a managing general agent to
                                                                                       place personal and commercial automobile
                                                                                       insurance with Colonial County Mutual
                                                                                       Insurance Company for the independent
                                                                                       agency companies

Allnations, Inc.                          Ohio                                         Engages in promoting, extending and
                                                                                       strengthening cooperative insurance
                                                                                       organizations throughout the world

AMCO Insurance Company                    Iowa                                         Underwrites general property and
                                                                                       casualty insurance




                COMPANY                       STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                ORGANIZATION           SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                        OTHERWISE
                                                                       INDICATED)
----------------------------------      -----------------------     ----------------   --------------------------------------
American Marine Underwriters, Inc.        Florida                                      Underwriting manager for ocean cargo
                                                                                       and hull insurance


Asset Management Holdings, plc            England and Wales                            Holding company of a group engaged in
                                                                                       the management of pension fund assets,
                                                                                       unit trusts and other collective
                                                                                       investment schemes, investment trusts
                                                                                       and portfolios for corporate clients

Cal-Ag Insurance Services, Inc.           California                                   Captive insurance brokerage firm
                                                                                       serving principally, but not
                                                                                       exclusively, the "traditional" agent
                                                                                       producers of CalFarm Insurance Company

CalFarm Insurance Agency                  California                                   Assists agents and affiliated
                                                                                       companies in account completion for
                                                                                       marketing CalFarm products; assists
                                                                                       other in-house agencies in a brokerage
                                                                                       capacity to accommodate policyholders

CalFarm Insurance Company                 California                                   Multi-line insurance corporation that
                                                                                       writes agricultural, commercial,
                                                                                       personal and individual health
                                                                                       coverages and benefits from the
                                                                                       sponsorship of the California Farm
                                                                                       Bureau Federation

Colonial County Mutual Insurance Company  Texas                                        Underwrites non-standard automobile
                                                                                       and motorcycle insurance and various
                                                                                       other commercial liability coverages
                                                                                       in Texas

Cooperative Service Company               Nebraska                                     Insurance agency that sells and
                                                                                       services commercial insurance;
                                                                                       provides loss control and compliance
                                                                                       consulting services as well as audit,
                                                                                       compilation, and tax preparation
                                                                                       services

Corviant Corporation                      Delaware                                     Creates a captive distribution network
                                                                                       through which affiliates can sell
                                                                                       multi-manager investment products,
                                                                                       insurance products and sophisticated
                                                                                       estate planning services

Damian Securities Limited                 England and Wales                            Investment holding company

Depositors Insurance Company              Iowa                                         Underwrites general property and
                                                                                       casualty insurance

Dinamica Participacoes SA                 Brazil                                       Participates in other companies
                                                                                       related to the registrant's
                                                                                       international operations

Discover Insurance Agency of Texas, LLC   Texas                                        Sells property and casualty insurance
                                                                                       products including, but not limited
                                                                                       to, automobile or other vehicle
                                                                                       insurance and homeowner's insurance


Discover Insurance Agency, LLC            California                                   Sells property and casualty insurance
                                                                                       products including, but not limited to,
                                                                                       automobile or other vehicle insurance and
                                                                                       homeowner's insurance


                COMPANY                     STATE/COUNTRY OF           NO. VOTING                PRINCIPAL BUSINESS
                                              ORGANIZATION             SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                        OTHERWISE
                                                                       INDICATED)
----------------------------------      -----------------------     ----------------   --------------------------------------

Eagle Acquisition Corporation             Delaware                                     Merger subsidiary to be used in the
                                                                                       proposed acquisition of Provident
                                                                                       Mutual Life Insurance Company

eNationwide, LLC                          Ohio                                         Limited liability company that
                                                                                       provides administrative services to
                                                                                       Nationwide's direct operation

F&B, Inc.                                 Iowa                                         Insurance agency that places business
                                                                                       not written by the Farmland Insurance
                                                                                       Companies with other carriers

Farmland Mutual Insurance Company         Iowa                                         Provides property and casualty
                                                                                       insurance primarily to agricultural
                                                                                       businesses

Fenplace Limited                          England and Wales                            Inactive

Financial Horizons Distributors Agency    Alabama                                      Insurance agency marketing life
of Alabama, Inc.                                                                       insurance and annuity products through
                                                                                       financial institutions

Financial Horizons Distributors Agency    Ohio                                         Insurance marketing life insurance and
of Ohio, Inc.                                                                          annuity products through financial
                                                                                       institutions

Financial Horizons Distributors Agency    Oklahoma                                     Insurance marketing life insurance and
of Oklahoma, Inc.                                                                      annuity products through financial
                                                                                       institutions

Financial Horizons Distributors Agency    Texas                                        Insurance marketing life insurance and
of Texas, Inc.                                                                         annuity products through financial
                                                                                       institutions

Financial Horizons Securities             Oklahoma                                     Limited broker-dealer doing business
Corporation                                                                            solely in the financial institutions
                                                                                       market

Florida Records Administrator, Inc.       Florida                                      Administers the deferred compensation
                                                                                       plan for the public employees of the
                                                                                       State of Florida

G.I.L. Nominees Limited                   England and Wales                            Acts as a nominee; dormant within the
                                                                                       meaning of Section 249AA of the
                                                                                       Companies Act 1985 (English law)

Gartmore 1990 Limited                     England and Wales                            A general partner in a limited
                                                                                       partnership formed to invest in
                                                                                       unlisted securities

Gartmore 1990 Trustee Limited             England and Wales                            Dormant within the meaning of Section
                                                                                       249AA of the Companies Act 1985
                                                                                       (English law)

Gartmore Capital Management Limited       England and Wales                            Investment management and advisory
                                                                                       services to business, institutional
                                                                                       and private investors; transferred
                                                                                       investment management activity to
                                                                                       Gartmore Investment Limited

Gartmore Distribution Services, Inc.      Delaware                                     Limited broker-dealer

Gartmore Fund Managers International      Jersey, Channel Islands                      Investment administration and support
 Limited

Gartmore Fund Managers Limited            England and Wales                            Authorized unit trust management

Gartmore Global Asset Management Trust    Delaware                                     Holding company for the Gartmore Group
                                                                                       and as a registered investment advisor

                COMPANY                    STATE/COUNTRY OF            NO. VOTING                PRINCIPAL BUSINESS
                                             ORGANIZATION              SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                        OTHERWISE
                                                                       INDICATED)
----------------------------------      -----------------------     ----------------   --------------------------------------

 Gartmore Global Investments, Inc.        Delaware                                     Holding company

 Gartmore Global Partners                 Delaware                                     Investment management

 Gartmore Indosuez UK Recovery Fund       England and Wales                            General partner in two limited
 (G.P.) Limited                                                                        partnerships formed to invest in
                                                                                       unlisted securities

 Gartmore Investment Limited              England and Wales                            Investment management and advisory
                                                                                       services to pension funds, unit trusts
                                                                                       and other collective investment
                                                                                       schemes, investment trusts and
                                                                                       portfolios for corporate and other
                                                                                       institutional clients

 Gartmore Investment Management plc       England and Wales                            Investment holding company and
                                                                                       provides services to other companies
                                                                                       within the Gartmore Group

 Gartmore Investment Services GmbH        Germany                                      Marketing support

 Gartmore Investment Services Limited     England                                      Investment holding

 Gartmore Investor Services, Inc.         Ohio                                         Transfer and dividend disbursing agent
                                                                                       services to various mutual fund
                                                                                       entities

 Gartmore Japan Limited                   Japan                                        Investment management

 Gartmore Morley & Associates, Inc.       Oregon                                       Brokers or places book value
                                                                                       maintenance agreements (wrap
                                                                                       contracts) and guaranteed investment
                                                                                       contracts (GICs) for collective
                                                                                       investment trusts and accounts

 Gartmore Morley Capital Management,      Oregon                                       Investment advisor and stable value
 Inc.                                                                                  money manager

 Gartmore Morley Financial Services,      Oregon                                       Holding company
 Inc.

 Gartmore Mutual Fund Capital Trust       Delaware                                     Registered investment advisor

 Gartmore Nominees Limited                England and Wales                            Nominee; dormant within the meaning of
                                                                                       Section 249AA of the Companies Act
                                                                                       1985 (English law)
 Gartmore Pension Fund Trustees Limited   England and Wales                            Trustee of Gartmore Pension Scheme

 Gartmore S.A. Capital Trust              Delaware                                     Registered investment advisor

 Gartmore Secretaries (Jersey) Ltd.       Jersey, Channel Islands                      Nominee; dormant

 Gartmore Trust Company                   Oregon                                       State bank with trust power

 Gartmore Securities Limited              England and Wales                            Investment holding; partner in
                                                                                       Gartmore Global Partners

 Gartmore U.S. Limited                    England and Wales                            Joint partner in Gartmore Global
                                                                                       Partners

 Gates, McDonald & Company                Ohio                                         Provides services to employers for
                                                                                       managing workers' and unemployment
                                                                                       compensation matters and employee
                                                                                       benefit costs



                COMPANY                    STATE/COUNTRY OF            NO. VOTING                PRINCIPAL BUSINESS
                                             ORGANIZATION              SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                        OTHERWISE
                                                                       INDICATED)
----------------------------------      -----------------------     ----------------   --------------------------------------
 Gates, McDonald & Company of New York,   New York                                     Provides workers'
 Inc.                                                                                  compensation/self-insured claims
                                                                                       administration services to employers
                                                                                       with exposure in New York

 Gates, McDonald & Company of Nevada      Nevada                                       Provides self-insurance
                                                                                       administration, claims examining and
                                                                                       data processing services

 GatesMcDonald Health Plus Inc.           Ohio                                         Provides medical management and cost
                                                                                       containment services to employers

 Insurance Intermediaries, Inc.           Ohio                                         Insurance agency; provides commercial
                                                                                       property and casualty brokerage
                                                                                       services

 Landmark Financial Services of New       New York                                     Insurance agency marketing life
 York, Inc.                                                                            insurance and annuity products through
                                                                                       financial institutions

 Lone Star General Agency, Inc.           Texas                                        General agent to market non-standard
                                                                                       automobile and motorcycle insurance
                                                                                       for Colonial Mutual Insurance Company

 MedProSolutions, Inc.                    Massachusetts                                Provides third-party administration
                                                                                       services for workers compensation,
                                                                                       automobile injury and disability claims

 **National Casualty Company              Wisconsin                                    Underwrites various property and
                                                                                       casualty coverage, as well as
                                                                                       individual and group accident and
                                                                                       health insurance

 National Casualty Company of America,    England                                      Inactive
 Ltd.

 National Deferred Compensation, Inc.     Ohio                                         Administers deferred compensation
                                                                                       plans for public employees

 **National Premium and Benefit           Delaware                                     Provides third-party administration
 Administration Company                                                                services

 Nationwide Affinity Insurance Company    Kansas                                       Shell insurer with no active policies
 of America                                                                            or liabilities

 Nationwide Affordable Housing, LLC       Ohio                                         Invests in affordable multi-family
                                                                                       housing projects throughout the U.S.
 **Nationwide Agency, Inc.                Ohio                                         Insurance agency

 Nationwide Agribusiness Insurance        Iowa                                         Provides property and casualty
 Company                                                                               insurance primarily to agricultural
                                                                                       businesses

 Nationwide Arena, LLC                    Ohio                                         Develops Nationwide Arena and engages
                                                                                       in Arena district development activity

 *Nationwide Asset Allocation Trust       Ohio                                         Diversified open-end investment company

                COMPANY                   STATE/COUNTRY OF              NO. VOTING                PRINCIPAL BUSINESS
                                             ORGANIZATION              SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                        OTHERWISE
                                                                       INDICATED)
----------------------------------      -----------------------     ----------------   --------------------------------------

Nationwide Assurance Company              Wisconsin                                    Underwrites non-standard automobile
                                                                                       and motorcycle insurance

Nationwide Cash Management                Ohio                                         Buys and sells investment securities of a
Company                                                                                short-term nature as agent for other
                                                                                       corporations, foundations, and insurance
                                                                                       company separate accounts

Nationwide Community Development          Ohio                                         Holds investments in low-income
Corporation, LLC                                                                       housing funds

Nationwide Corporation                    Ohio                                         Holding company for entities
                                                                                       affiliated with Nationwide Mutual
                                                                                       Insurance Company and Nationwide
                                                                                       Mutual Fire Insurance Company

Nationwide Exclusive Distribution         Ohio                                         Manages relationships with
Company, LLC                                                                           Nationwide's exclusive agents
                                                                                       including administrative duties

Nationwide Financial Assignment Company   Ohio                                         Administrator of structured settlements

Nationwide Financial Institution          Delaware                                     Insurance agency
Distributors Agency, Inc.

Nationwide Financial Institution          New Mexico                                   Insurance agency
Distributors Agency, Inc. of New Mexico

Nationwide Financial Institution          Massachusetts                                Insurance agency
Distributors Agency, Inc. of
Massachusetts

Nationwide Financial Services (Bermuda)   Bermuda                                      Long-term insurer which issued
Ltd.                                                                                   variable annuity and variable life
                                                                                       products to persons outside the United
                                                                                       States and Bermuda

Nationwide Financial Services Capital     Delaware                                     Issues and sells certain securities
Trust                                                                                  representing individual beneficial
                                                                                       interests in the assets of the Trust

Nationwide Financial Services Capital     Delaware                                     Issues and sells certain securities
Trust II                                                                               representing individual beneficial
                                                                                       interests in the assets of the Trust

Nationwide Financial Services, Inc.       Delaware                                     Holding company for companies within
                                                                                       the Nationwide organization that offer
                                                                                       or distribute long-term savings and
                                                                                       retirement products

Nationwide Financial Sp. z o.o            Poland                                       Provides distribution services for its
                                                                                       affiliated Nationwide Towarzystwo
                                                                                       Ubezpieczen na Zycie S.A. in Poland

Nationwide Foundation                     Ohio                                         Contributes to non-profit activities
                                                                                       and projects

Nationwide General Insurance Company      Ohio                                         Transacts a general insurance
                                                                                       business, except life insurance;
                                                                                       primarily provides automobile and fire
                                                                                       insurance to select customers


                COMPANY                    STATE/COUNTRY OF             NO. VOTING                PRINCIPAL BUSINESS
                                            ORGANIZATION               SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                        OTHERWISE
                                                                       INDICATED)
----------------------------------      -----------------------     ----------------   --------------------------------------

Nationwide Global Finance, LLC            Ohio                                         Acts as a support company for
                                                                                       Nationwide Global Holdings, Inc. and
                                                                                       its international capitalization
                                                                                       efforts

Nationwide Global Funds                   Luxembourg                                   Issues shares of mutual funds

Nationwide Global Holdings, Inc.          Ohio                                         Holding company for international
                                                                                       operations

Nationwide Global Holdings,               Luxembourg                                   Extension of Nationwide Global
Inc.-Luxembourg Branch                                                                 Holdings, Inc.

Nationwide Global Holdings-NGH Brazil     Brazil                                       Holding company
Participacoes, LTDA

Nationwide Global Japan, Inc.             Delaware                                     Holding company

Nationwide Global Limited                 Hong Kong                                    Holding company for Asian operations

Nationwide Health Plans, Inc.             Ohio                                         Operates as a Health Insurance
                                                                                       Corporation (HIC)

Nationwide Holdings, SA                   Brazil                                       Participates in other companies
                                                                                       related to the registrant's
                                                                                       international operations

Nationwide Home Mortgage Company          Iowa                                         Mortgage lending

Nationwide Home Mortgage Distributors,    Ohio                                         Performs the marketing function for
Inc.                                                                                   Nationwide Home Mortgage Company

*Nationwide Indemnity Company             Ohio                                         Involved in reinsurance business by
                                                                                       assuming business from Nationwide
                                                                                       Mutual Insurance Company and other
                                                                                       insurers within the Nationwide
                                                                                       Insurance organization

Nationwide Insurance Company of America   Wisconsin                                    Independent agency personal lines
                                                                                       underwriter of property/casualty
                                                                                       insurance

Nationwide Insurance Company of Florida   Ohio                                         Transacts general insurance business
                                                                                       except life insurance

Nationwide International Underwriters     California                                   Special risk, excess and surplus lines
                                                                                       underwriting manager

Nationwide Investment Services            Oklahoma                                     Limited broker-dealer doing business
Corporation                                                                            in the deferred compensation market
                                                                                       and acts as an investment advisor

**Nationwide Life and Annuity Insurance   Ohio                                         Engages in underwriting life insurance
Company                                                                                and granting, purchasing, and
                                                                                       disposing of annuities

Nationwide Life Assurance Company, Ltd.   Thailand                                     Holding company

**Nationwide Life Insurance Company       Ohio                                         Provides individual life insurance,
                                                                                       group life and health insurance, fixed
                                                                                       and variable annuity products, and
                                                                                       other life insurance products


                COMPANY                    STATE/COUNTRY OF           NO. VOTING                PRINCIPAL BUSINESS
                                             ORGANIZATION             SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                        OTHERWISE
                                                                       INDICATED)
----------------------------------      -----------------------     ----------------   --------------------------------------

Nationwide Lloyds                         Texas                                        Markets commercial property insurance
                                                                                       in Texas

Nationwide Management Systems, Inc.       Ohio                                         Offers a preferred provider
                                                                                       organization and other related
                                                                                       products and services

Nationwide Martima Vida Previdencia S.A.  Brazil                                       Operates as a licensed insurance
                                                                                       company in the categories of life and
                                                                                       unrestricted private pension plans in
                                                                                       Brazil

Nationwide Mortgage Holdings, Inc.        Ohio                                         Holding company

Nationwide Mutual Fire Insurance Company  Ohio                                         Engages in general insurance and
                                                                                       reinsurance business, except life
                                                                                       insurance

Nationwide Mutual Insurance Company       Ohio                                         Engages in general insurance and
                                                                                       reinsurance business, except life
                                                                                       insurance

Nationwide Properties, Ltd.               Ohio                                         Engaged in the business of developing,
                                                                                       owning and operating real estate and
                                                                                       real estate investments

Nationwide Property and Casualty          Ohio                                         Engages in general insurance and
Insurance Company                                                                      reinsurance business, except life
                                                                                       insurance

Nationwide Realty Investors, Inc.         Ohio                                         Engaged in the business of developing,
                                                                                       owning and operating real estate and
                                                                                       real estate investments

Nationwide Retirement Plan Services,      Ohio                                         Insurance agency providing individual
Inc.                                                                                   and group life, disability and health
                                                                                       insurance as well as marketing
                                                                                       retirement plan administration and
                                                                                       investments

Nationwide Retirement Solutions, Inc.     Delaware                                     Markets and administers deferred
                                                                                       compensation plans for public employees

Nationwide Retirement Solutions, Inc.     Alabama                                      Provides retirement products,
of Alabama                                                                             marketing/education and administration
                                                                                       to public employees and educators

Nationwide Retirement Solutions, Inc.     Arizona                                      Markets and administers deferred
of Arizona                                                                             compensation plans for public employees

Nationwide Retirement Solutions, Inc.     Arkansas                                     Markets and administers deferred
of Arkansas                                                                            compensation plans for public employees

Nationwide Retirement Solutions, Inc.     Montana                                      Markets and administers deferred
of Montana                                                                             compensation plans for public employees




                COMPANY                    STATE/COUNTRY OF            NO. VOTING                PRINCIPAL BUSINESS
                                             ORGANIZATION              SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                        OTHERWISE
                                                                       INDICATED)
----------------------------------      -----------------------     ----------------   --------------------------------------

Nationwide Retirement Solutions, Inc.     Nevada                                       Markets and administers deferred
of Nevada                                                                              compensation plans for public employees

Nationwide Retirement Solutions, Inc.     New Mexico                                   Markets and administers deferred
of New Mexico                                                                          compensation plans for public employees

Nationwide Retirement Solutions, Inc.     Ohio                                         Provides retirement products,
of Ohio                                                                                marketing/education and administration
                                                                                       to public employees and educators
Nationwide Retirement Solutions, Inc.     Oklahoma                                     Markets and administers deferred
of Oklahoma                                                                            compensation plans for public employees

Nationwide Retirement Solutions, Inc.     South Dakota                                 Markets and administers deferred
of South Dakota                                                                        compensation plans for public employees

Nationwide Retirement Solutions, Inc.     Texas                                        Markets and administers deferred
of Texas                                                                               compensation plans for public employees

Nationwide Retirement Solutions, Inc.     Wyoming                                      Markets and administers deferred
of Wyoming                                                                             compensation plans for public employees

Nationwide Retirement Solutions           Massachusetts                                Markets and administers deferred
Insurance Agency Inc.                                                                  compensation plans for public
                                                                                       employees

Nationwide Securities, Inc.               Ohio                                         Registered broker-dealer and provides
                                                                                       investment management and
                                                                                       administration services
Nationwide Seguradora S.A.                Brazil                                       Engages in general insurance business

Nationwide Services Company, LLC          Ohio                                         Performs shared services functions
                                                                                       for the Nationwide organization

Nationwide Services Sp. z o.o             Poland                                       Provides services to Nationwide
                                                                                       Global Holdings, Inc. in Poland

Nationwide Towarzstwo Ubezieczen na       Poland                                       Authorized to engage in the business
Zycie SA                                                                               of life insurance and pension
                                                                                       products in Poland

Nationwide Trust Company, FSB             United States                                Federal savings bank chartered by the
                                                                                       Office of Thrift Supervision in U.S.
                                                                                       Department of Treasury to exercise
                                                                                       custody and fiduciary powers

Nationwide UK Asset Management            England and Wales                            Holding company
Holdings, Ltd.

Nationwide UK Holding Company, Ltd.       England and Wales                            Holding company


                COMPANY                    STATE/COUNTRY OF            NO. VOTING                PRINCIPAL BUSINESS
                                             ORGANIZATION              SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                        OTHERWISE
                                                                       INDICATED)
----------------------------------      -----------------------     ----------------   --------------------------------------

Nevada Independent                                                                     Provides workers' compensation
Companies-Construction                                                                 administrative services to Nevada
                                                                                       employers in the construction industry

Nevada Independent Companies-Health and   Nevada                                       Provides workers' compensation
Nonprofit                                                                              administrative services to Nevada
                                                                                       employers in the health and nonprofit
                                                                                       industries

Nevada Independent Companies-             Nevada                                       Provides workers' compensation
Hospitality and Entertainment                                                          administrative services to Nevada
                                                                                       employers in the hospitality and
                                                                                       entertainment industries

Nevada Independent Companies-             Nevada                                       Provides workers' compensation
Manufacturing, Transportation and                                                      administrative services to Nevada
Distribution                                                                           employers in the manufacturing,
                                                                                       transportation and distribution
                                                                                       industries

Newhouse Capital Partners, LLC            Delaware                                     Invests in financial services
                                                                                       companies that specialize in
                                                                                       e-commerce and promote distribution
                                                                                       of financial services

NFS Distributors, Inc.                    Delaware                                     Acts primarily as a holding company
                                                                                       for Nationwide Financial Services,
                                                                                       Inc. distribution companies

NGH Luxembourg, S.A                       Luxembourg                                   Acts primarily as holding company for
                                                                                       Nationwide Global Holdings, Inc.
                                                                                       European operations

NGH Netherlands, B.V.                     The Netherlands                              Holding company for other Nationwide
                                                                                       overseas companies

NGH UK, Ltd.                              United Kingdom                               Functions as a support company for
                                                                                       other Nationwide overseas companies

NorthPointe Capital LLC                   Delaware                                     Registered investment advisor
PanEuroLife                               Luxembourg                                   Life insurance company providing
                                                                                       individual life insurance primarily
                                                                                       in the UK, Belgium and France

Pension Associates, Inc.                  Wisconsin                                    Provides pension plan administration
                                                                                       and record keeping services, and
                                                                                       pension plan and compensation plan
                                                                                       consulting
Premier Agency, Inc.                      Iowa                                         Insurance agency

Riverview Agency, Inc.                    Texas                                        Insurance agency

SBSC Ltd (Thailand)                       Thailand                                     Holding company

Scottsdale Indemnity Company              Ohio                                         Engages in a general insurance
                                                                                       business, except life insurance




                COMPANY                   STATE/COUNTRY OF             NO. VOTING                PRINCIPAL BUSINESS
                                            ORGANIZATION               SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                        OTHERWISE
                                                                       INDICATED)
----------------------------------      -----------------------     ----------------   --------------------------------------
Scottsdale Insurance Company              Ohio                                         Provides excess and surplus lines of
                                                                                       property and casualty insurance

Scottsdale Surplus Lines Insurance        Arizona                                      Provides excess and surplus lines
Company                                                                                insurance coverage on a non-admitted
                                                                                       basis

Siam-Ar-Na-Khet Company Limited           Thailand                                     Holding company

Vertboise, SA                             Luxembourg                                   Real property holding company

Veterinary Pet Insurance Company          California                                   Provides pet insurance

Veterinary Pet Services, Inc.             California                                   Holding company

Villanova Securities, LLC                 Delaware                                     Provides brokerage services for block
                                                                                       mutual fund trading for both affiliated and
                                                                                       non-affiliated investment advisors and
                                                                                       performs block mutual fund trading directly
                                                                                       with fund companies

Western Heritage Insurance Company        Arizona                                      Underwrites excess and surplus lines
                                                                                       of property and casualty insurance

                COMPANY                    STATE/COUNTRY OF             NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                             ORGANIZATION                (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
----------------------------------      -----------------------       -------------------------   -----------------------------
  *   MFS Variable Account                             Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Multi-Flex Variable Account           Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide VA Separate Account-A                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account

  *   Nationwide VA Separate Account-B                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account

  *   Nationwide VA Separate Account-C                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account

  *   Nationwide VA Separate Account-D                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account

  *   Nationwide Variable Account                      Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-II                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-3                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-4                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-5                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-6                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-7                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
      (formerly, Nationwide Fidelity                                  Account
      Advisor Variable Account)

  *   Nationwide Variable Account-8                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-9                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-10                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

      Nationwide Variable Account-11                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

      Nationwide Variable Account-12                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

      Nationwide Variable Account-13                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

      Nationwide VL Separate Account-A                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies

      Nationwide VL Separate Account-B                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies

  *   Nationwide VL Separate Account-C                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies

            COMPANY                          STATE/COUNTRY OF           NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                               ORGANIZATION             (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
----------------------------------      -----------------------       -------------------------   -----------------------------
  *   Nationwide VL Separate                           Ohio           Nationwide Life and         Issuer of Life Insurance
      Account -D                                                      Annuity Separate Account    Policies

  *   Nationwide VLI Separate Account                  Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

  *   Nationwide VLI Separate Account-2                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

  *   Nationwide VLI Separate Account-3                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

  *   Nationwide VLI Separate Account-4                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

  *   Nationwide VLI Separate Account-5                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

      Nationwide VLI Separate Account-6                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

                                                                                                                         (left side)








           -------------------------------------------------------------------------------------------------------------------------
           |                                      |
---------------------------           ---------------------------       ----------------------------
|   NATIONWIDE AFFINITY   |           |         ALLIED          |       |                          |
|   INSURANCE COMPANY     |           |       GROUP, INC.       |       |                          |
|       OF AMERICA        |           |          (AGI)          |       |     NATIONWIDE LLOYDS    |
|                         |           |                         |       |                          |
|Common Stock: 500,000    |   |-------|Common Stock: 850 Shares |---|   |                          |
|------------  Shares     |   |       |------------             |   |   |      A TEXAS LLOYDS      |================================
|                         |   |       |                         |   |   |                          |
|              Cost       |   |       |              Cost       |   |   |                          |
|              ----       |   |       |              ----       |   |   |                          |
|Casualty-                |   |       |Casualty-                |   |   |                          |
|100%       $23,843,431   |   |       |100%       $1,243,344,521|   |   |                          |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |
---------------------------   |       ---------------------------   |   ----------------------------
|  NATIONWIDE INSURANCE   |   |       |         ALLIED          |   |   |        DEPOSITORS        |
|   COMPANY OF AMERICA    |   |       |    DOCUMENT SOLUTIONS,  |   |   |     INSURANCE COMPANY    |
|                         |   |       |           INC.          |   |   |       (DEPOSITORS)       |
|Common Stock: 12,000     |   |       |Common Stock: 10,000     |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |   |       |                         |   |   |              Cost        |
|              ----       |   |       |                         |   |   |              ----        |
|                         |   |       |                         |   |   |                          |
|AGI-100%    $215,273,000 |   |       |              Cost       |   |   |AGI-100%      $22,251,842 |
---------------------------   |       |              ----       |   |   ----------------------------
                              |       |AGI-100%      $610,000   |   |
---------------------------   |       ---------------------------   |   ----------------------------
|      AID FINANCE        |   |                                     |   |     ALLIED PROPERTY      |
|     SERVICES, INC.      |   |       ---------------------------   |   |       AND CASUALTY       |
|     (AID FINANCE)       |   |       |          PREMIER        |   |   |    INSURANCE COMPANY     |
|Common Stock: 10,000     |   |       |          AGENCY,        |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |            INC.         |   |   |------------  Shares      |
|                         |---|       |Common Stock: 100,000    |---|---|                          |
|              Cost       |   |       |------------  Shares     |   |   |              Cost        |
|              ----       |   |       |                         |   |   |              ----        |
|AGI-100%      $19,545,634|   |       |              Cost       |   |   |AGI-100%      $47,018,643 |
---------------------------   |       |              ----       |   |   ----------------------------
            |                 |       |AGI-100%      $100,000   |   |
---------------------------   |       ---------------------------   |   ----------------------------
|        ALLIED           |   |                    |                |   |        NATIONWIDE        |
|   GROUP INSURANCE       |   |       ---------------------------   |   |      HOME MORTGAGE       |
|  MARKETING COMPANY      |   |       |           AMCO          |   |   |      COMPANY (NHMC)      |
|                         |   |       |    INSURANCE COMPANY    |   |   |                          |
|Common Stock: 20,000     |   |       |          (AMCO)         |   |   |Common Stock: 54,348      |
|------------  Shares     |   |       |Common Stock: 300,000    |---|---|------------   Shares     |
|                         |   |       |------------  Shares     |       |                          |
|                         |   |    ---|                         |       |                          |
|                         |   |    |  |              Cost       |       |                          |
|              Cost       |   |    |  |              ----       |       |                          |
|              ----       |   |    |  |                         |       |                          |
| Aid                     |   |    |  |AGI-100%     $147,425,540|       |AGI-88.9%                 |
| Finance-100% $16,059,469|   |    |  ---------------------------       ----------------------------
--------------------------    |    |               |                                  |
                              |    |  ---------------------------       ----------------------------
---------------------------   |    |  |           ALLIED        |       |           AGMC           |
|  NATIONWIDE MORTGAGE    |   |    |  |      GENERAL AGENCY     |       |      REINSURANCE, LTD.   |
|     HOLDINGS INC.       |   |    |  |          COMPANY        |       |                          |
|         (NMHI)          |   |    |  |Common Stock: 5,000      |       |Common Stock: 11,000      |
|                         |   |    |--|------------  Shares     |       |------------  Shares      |
|                         | --|    |  |                         |       |                          |
|                         |        |  |              Cost       |       |              Cost        |
|                         |        |  |              ----       |       |              ----        |
|                         |        |  |AMCO-100%     $135,342   |       |NHMC-100%     $11,000     |
|                         |        |  ---------------------------       ----------------------------
|AGI-100%                 |        |               |
--------------------------         |  ---------------------------       ----------------------------
            |                      |  |      ALLIED TEXAS       |       |          WESTERN         |
---------------------------        |  |      AGENCY, INC.       |       |    HERITAGE INSURANCE    |
|     NATIONWIDE HOME     |        |  |           INC.          |       |          COMPANY         |
|  MORTGAGE DISTRIBUTORS, |        |  |                         |       |                          |
|           INC.          |        |  |                         |       |Common Stock: 4,776,076   |--------------------------------
|                         |        ---|                         |       |------------- Shares      |
|                         |           |                         |       |                          |
|                         |           |                         |       |              Cost        |
|                         |           |                         |       |              ----        |
|                         |           |AMCO - 100%              |       |SIC-100%      $57,000,000 |
|                         |           ---------------------------       ----------------------------
|NMHI - 100%              |
---------------------------                                             ----------------------------
                                                                        |     VETERINARY PET       |
                                                                        |     SERVICES, INC.       |
                                                                        |          (VPSI)          |
                                                                        |                          |------------------------------
                                                                        |Common Stock: 1,711,075   |
                                                                        |------------- Shares      |
                                                                        |                          |
                                                                        |              Cost        |
                                      ---------------------------       |              ----        |
                                      |     VETERINARY PET      |       |SIC-5.1%      $60,701     |
                                      |     INSURANCE CO.       |       |                          |
                                      |                         |       |Preferred-A   403,226     |
                                      |                         |------ |-----------   Shares      |
                                      |                         |       |                          |
                                      |                         |       |              Cost        |
                                      |                         |       |              -----       |
                                      |                         |       |SIC-100%      $1,121,613  |
                                      |                         |       |                          |
                                      |VPSI - 100%              |       |Preferred-B   250,596     |
                                      ---------------------------       |-----------   Shares      |
                                                                        |                          |
                                                                        |              Cost        |
                                                                        |              ----        |
                                                                        |SIC-96.5%     $672,968    |
                                                                        ----------------------------

                                                    NATIONWIDE(R)                                                  (middle)
  ------------------------------------------                                              ------------------------------------------
  |                                        |                                              |                                        |
  |           NATIONWIDE MUTUAL            |                                              |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |==============================================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                                              |               (FIRE)                   |
  |                                        |                                              |                                        |
  --------------------|---------------------                                              ------------------|-----------------------
  |  ||               |                                                                                     |
--|  ||               |--------------------------------------------------------------------|                |-----------------------
     ||                                                                                    |
     ||                                          |----------------------------------------------------------------------------------
     ||                                          |
     ||  --------------------------------        |   --------------------------------
     ||  |       FARMLAND MUTUAL        |        |   |     NATIONWIDE GENERAL       |
     ||  |      INSURANCE COMPANY       |        |   |      INSURANCE COMPANY       |
     ||  |Guaranty Fund                 |        |   |                              |
=====||==|------------                  |---|    |   |Common Stock:    20,000       |
         |Certificate                   |   |    |---|------------     Shares       |
         |-----------                   |   |    |   |                              |
         |                 Cost         |   |    |   |                 Cost         |
         |                 ----         |   |    |   |                 ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $5,944,422   |
         --------------------------------   |    |   --------------------------------
                                            |    |
         --------------------------------   |    |   --------------------------------
         |          F & B, INC.         |   |    |   |      NATIONWIDE PROPERTY     |
         |                              |   |    |   |         AND CASUALTY         |
         |Common Stock:    1 Share      |   |    |   |       INSURANCE COMPANY      |
         |------------                  |   |    |   |Common Stock:    60,000       |
         |                              |---|    |---|------------     Shares       |
         |                 Cost         |   |    |   |                              |
         |                 ----         |   |    |   |                 Cost         |
         |Farmland                      |   |    |   |                 ----         |
         |Mutual-100%       $10         |   |    |   |Casualty-100%    $6,000,000   |
         --------------------------------   |    |   --------------------------------
                                            |    |
         --------------------------------   |    |   --------------------------------
         |     COOPERATIVE SERVICE      |   |    |   |     NATIONWIDE ASSURANCE     |
         |           COMPANY            |   |    |   |            COMPANY           |
         |Common Stock:    600 Shares   |   |    |   |                              |
         |------------                  |----    |---|Common Stock:    1,750        |
         |                              |        |   |------------     Shares       |
         |                 Cost         |            |                              |
         |                 ----         |        |   |                 Cost         |
         |Farmland                      |        |   |                 ----         |
         |Mutual-100%      $5,336,063   |        |   |Casualty-100%    $41,750,000  |
         --------------------------------        |   --------------------------------
                                                 |
         --------------------------------        |   --------------------------------
         |          SCOTTSDALE          |        |   |    NATIONWIDE AGRIBUSINESS   |
         |       INSURANCE COMPANY      |        |   |       INSURANCE COMPANY      |
         |             (SIC)            |        |   |                              |
         |Common Stock:    30,136       |        |   |Common Stock:    1,000,000    |
     |---|------------     Shares       |--------|---|------------     Shares       |
     |   |                              |        |   |                              |
     |   |                              |        |   |                 Cost         |
     |   |                 Cost         |        |   |                 ----         |
     |   |                 ----         |        |   |Casualty-99.9%   $26,714,335  |
     |   |Casualty-100%    $150,000,500 |        |   |Other Capital:                |
     |   |                              |        |   |-------------                 |
     |   |                              |        |   |Casualty-Ptd.    $713,576     |
     |   --------------------------------        |   -------------------------------
     |                                           |
     |   --------------------------------        |   --------------------------------
     |   |         SCOTTSDALE           |        |   |       NATIONAL CASUALTY      |
     |   |        SURPLUS LINES         |        |   |            COMPANY           |
     |   |      INSURANCE COMPANY       |        |   |              (NC)            |
     |   |Common Stock:    10,000       |        |   |  Common Stock:  100 Shares   |
     |---|------------     Shares       |        |---|  -------------               |
     |   |                              |        |   |                              |
     |   |                 Cost         |        |   |                 Cost         |
     |   |                 ----         |        |   |                 ----         |
     |   |SIC-100%         $6,000,000   |        |   |Casualty-100%    $67,442,439  |
     |   |                              |        |   |                              |
     |   --------------------------------        |   ----------------|---------------
     |                                           |                   |
     |   --------------------------------        |   ----------------|---------------
     |   |      NATIONAL PREMIUM &      |        |   |     NCC OF AMERICAN, LTD.    |
     |   |    BENEFIT ADMINISTRATION    |        |   |           (INACTIVE)         |
     |   |           COMPANY            |        |   |                              |
     |   |Common Stock:    10,000       |        |   |                              |
  ---|---|------------     Shares       |        |   |                              |
     |   |                              |        |   |                              |
     |   |                 Cost         |        |   |                              |
     |   |                 ----         |        |   |                              |
     |   |SIC-100%         $10,000      |        |   |NC-100%                       |
     |   --------------------------------        |   --------------------------------
     |                                           |                   |
     |   --------------------------------        |   ----------------|---------------
     |   |             RP&C             |        |   |       NEWHOUSE CAPITAL       |
     |   |         INTERNATIONAL        |        |   |        PARTNERS, LLC         |
     |   |                              |        |   |                              |
     |   |Common Stock:    1,063        |        |   |                              |
-----    |------------     Shares       |---------   |                              |-----------------------------------------------
         |                              |            |                              |
         |                 Cost         |            |                              |
         |                 ----         |            |Casualty - 70%                |
         |Casualty-21.64% $2,400,740    |            |Fire     - 10%                |
         |                              |            --------------------------------
         --------------------------------

                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            |      NATIONWIDE      |
                                                                                                            |      FOUNDATION      |
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------

---------------------------------------------------------------------------------------------------------------------|
                                                                                                                     |
--|------------------------------------------|-------------------------------------------|--------------------|      |
  |                                          |                                           |                    |      |
  |                                          |                                           |                    |      |
  |     --------------------------------     |    --------------------------------       |     ---------------|------|--------------
  |     |         SCOTTSDALE           |     |    |       NATIONWIDE CASH        |       |     |          NATIONWIDE               |
  |     |      INDEMNITY COMPANY       |     |    |      MANAGEMENT COMPANY      |       |     |          CORPORATION              |
  |     |                              |     |    |                              |       |     |                                   |
  |     |                              |     |    |                              |       |     |Common Stock:    Control:          |
  |     |Common Stock:    50,000       |     |    |Common Stock:    100 Shares   |       |     |------------     -------           |
  |-----|------------     Shares       |     |----|------------                  |       |     |13,642,432       100%              |
  |     |                              |     |    |                 Cost         |       |     |         Shares     Cost           |
  |     |                 Cost         |     |    |                 ----         |       |     |         ------     ----           |
  |     |                 ----         |     |    |Casualty-100%    $11,226      |       |     |Casualty 12,992,922 $1,344,787,854 |
  |     |Casualty-100%    $8,800,000   |     |    |                              |       |     |Fire        649,510    118,038,022 |
  |     |                              |     |    |                              |       |     |          (See Page 2)             |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |         NATIONWIDE           |     |    |          NATIONWIDE          |       |     |         ALLNATIONS, INC.          |
  |     |      INDEMNITY COMPANY       |     |    |           ARENA LLC          |       |     |Common Stock:    12,206 Shares     |
  |     |       (NW INDEMNITY)         |     |    |                              |       |     |-------------    Cost              |
  |-----|Common Stock:    28,000       |     |----|                              |       |-----|                 ----              |
  |     |------------     Shares       |     |    |                              |       |     |Casualty-16.2%   $93,555           |
  |     |                              |     |    |                              |       |     |Fire-16.2%       $93,697           |
  |     |                 Cost         |     |    |                              |       |     |Preferred Stock  1,466 Shares      |
  |     |                 ----         |     |    |Casualty-90%                  |       |     |---------------  Cost              |
  |     |Casualty-100%    $594,529,000 |     |    |                              |       |     |                 ----              |
  |     |                              |     |    |                              |       |     |Casualty-6.8%    $100,000          |
  |     |                              |     |    |                              |       |     |Fire-6.8%        $100,000          |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |          LONE STAR           |     |    |          NATIONWIDE          |       |     |     NATIONWIDE INTERNATIONAL      |
  |     |     GENERAL AGENCY, INC.     |     |    |    EXCLUSIVE DISTRIBUTION    |       |     |           UNDERWRITERS            |
  |     |                              |     |    |     COMPANY, LLC (NEDCO)     |       |     |                                   |
  ------|Common Stock:    1,000        |     |----|                              |       |-----|Common Stock:    1,000             |
  |     |------------     Shares       |     |    |    Single Member Limited     |       |     |-------------    Shares            |
  |     |                              |     |    |       Liability Company      |       |     |                                   |
  |     |                 Cost         |     |    |                              |       |     |                 Cost              |
  |     |                 ----         |     |    |Casualty-100%                 |       |     |                 ----              |
  |     |Casualty-100%    $5,000,000   |     |    |                              |       |     |Casualty-100%    $10,000           |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |                   ||                     |                   |                       |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |     |        COLONIAL COUNTY       |     |    |          INSURANCE           |       |     |         CALFARM INSURANCE         |
  |     |        MUTUAL INSURANCE      |     |    |     INTERMEDIARIES, INC.     |       |     |              COMPANY              |
  |     |            COMPANY           |     |    |                              |       |     |                                   |
  |     |                              |     |    |Common Stock:   1,615 Shares  |       |     |Common Stock:   52,000             |
  |     |                              |     |    |-------------                 |       |-----|--------------   Shares            |
  |     |                              |     |    |                 Cost         |       |     |                                   |
  |     |Surplus Debentures:           |     |    |                 ----         |       |     |                 Cost              |
  |     |-------------------           |     |    |NEDCO-100%       $1,615,000   |       |     |                 ----              |
  |     |                 Cost         |     |    --------------------------------       |     |Casualty-100%    $106,164,995      |
  |     |                 ----         |     |                                           |     |                                   |
  |     |Colonial         $500,000     |     |    --------------------------------       |     ------------------|------------------
  |     |Lone Star         150,000     |     |    |       eNATIONWIDE, LLC       |       |                       |
  |     --------------------------------     |    |            (eNat)            |       |     ------------------|------------------
  |                                          |    |                              |       |     |       CALFARM INSURANCE           |
  |     --------------------------------     |    |                              |       |     |             AGENCY                |
  |     |      NATIONWIDE SERVICES     |     |----|     Single Member Limited    |       |     |                                   |
  |     |         COMPANY, LLC         |          |        Liability Company     |       |     |                                   |
  |     |                              |          |                              |       |     |                                   |
  |     |Single Member Limited         |     |____|                              |       |     |Common Stock:    1,000 shares      |
  |-----|Liability Company             |     |    |                              |       |     |-------------                      |
  |     |                              |     |    |                              |       |     |                                   |
  |     |                              |     |    |Casualty-100%                 |       |     |                                   |
  |     |Casualty-100%                 |     |    |                              |       |     |                                   |
  |     |                              |     |    --------------------------------       |     |CalFarm Insurance                  |
  |     --------------------------------     |                                           |     |Company - 100%                     |
  |                                          |    --------------------------------       |     ------------------|------------------
  |                                          |    |      DISCOVER INSURANCE      |       |                       |
  |     --------------------------------     |    |         COMPANY, LLC         |       |     ------------------|------------------
  |     |       AMERICAN MARINE        |     |    |                              |       |     |        CAL-AG INSURANCE           |
  |     |      UNDERWRITERS, INC.      |     |    |                              |       |     |            SERVICES               |
  |     |                              |     |    |   Single Member Limited      |       |     |                                   |
  |     |Common Stock:   20 Shares     |     |----|     Liability Company        |       |     |Common Stock:      100 Shares      |
  |-----|------------                  |     |    |                              |       |     |------------                       |
  |     |                 Cost         |     |    |                              |       |     |                                   |
  |     |                 ----         |     |    |eNat-100%                     |       |     |CalFarm Insurance                  |
  |     |Casualty-100%    $5,020       |     |    |                              |       |     |Agency-100%                        |
  |     |                              |     |    --------------------------------       |     -------------------------------------
  |     --------------------------------     |                                           |
  |                                          |    --------------------------------       |     ------------------------------------
  |     ---------------------------------    |    |   DISCOVER INSURANCE AGENCY  |       |     |        NATIONWIDE REALTY         |
  |     |     NATIONWIDE INSURANCE      |    |    |         OF TEXAS, LLC        |       |     |         INVESTORS, LTD           |
  |     |      COMPANY OF FLORIDA       |    |    |                              |       |     |                                  |
  |     |                               |    |    |      Single Member Limited   |       |     |                                  |
  |     |                               |    |----|        Liability Company     |       |     |                                  |
  |     |Common Stock:    10,000 Shares |    |----|                              |       ------|                                  |
--|-----|-------------                  |         |                              |             |                                  |
        |                 Cost          |         |                              |             |                                  |
        |                 ----          |         |                              |             |Casualty-84.1%                    |
        |Casualty-100%    $300,000,000  |         --------------------------------             |NW Life -15.9%                    |
        |                               |                                                      ------------------------------------
        ---------------------------------
                                                                                            Subsidiary Companies      -- Solid Line
                                                                                            Contractual Association   -- Double Line
                                                                                            Limited Liability Company -- Dotted Line

                                                                                            December 31, 2001

                                                                                                                       (Left Side)

              |----------------------------------|-----------------------------------|----------------------------------------------
              |                                  |                                   |
--------------|--------------      --------------|--------------      ---------------|-------------   -----------------------------
| NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |     NATIONWIDE TRUST      |   |   NFS DISTRIBUTORS, INC.  |
|     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      |      COMPANY, FSB         |   |           (NFSDI)         |
|                           |      |      CAPITAL TRUST        |      | Common Stock: 2,800,000   |   |                           |
| Common Stock: 3,814,779   |      | Preferred Stock:          |      | ------------  Shares      |   |                           |
| ------------  Shares      |      | ---------------           |      |               Cost        |   |                           |
|                           |      |                           |      |               ----        |   |                           |
| NFS-100%                  |      | NFS-100%                  |      | NFS-100%      $3,000,000  |   | NFS-100%                  |
---|-------------------------      -----------------------------      -----------------------------   --------------|--------------
   |
   |                                                                       |----------------------------------------|---------------
   |  -----------------------------                      ------------------|----------                --------------|--------------
   |  |        NATIONWIDE         |                      |    NATIONWIDE FINANCIAL   |                |     NATIONAL DEFERRED     |
   |  |      SECURITIES, INC.     |                      |  INSTITUTION DISTRIBUTORS |                |     COMPENSATION, INC.    |
   |  |                           |                      |    AGENCY, INC. (NFIDAI)  |                |                           |
   |  | Common Stock: 7,676       |                      |                           |                |                           |
   |--| ------------  Shares      |                      |                           |                |                           |
   |  |                           |                      |                           |                |                           |
   |  |               Cost        |                      | Common Stock: 1,000 Shares|                |                           |
   |  |               ----        |                      | ------------              |                |                           |
   |  | NW Life-100%  $5,996,261  |                      | NFSDI-100%                |                | NFSDI-100%                |
   |  -----------------------------                      --------------|--||----------                --------------||-------------
   |                                                                   |  ||                                        ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------               ||
   |  |    NATIONWIDE LIFE AND    |      |     FINANCIAL HORIZONS    | |  ||  |                     |               ||
   |  | ANNUITY INSURANCE COMPANY |      |    DISTRIBUTORS AGENCY    | |  ||  |                     |               ||
   |  |                           |      |      OF ALABAMA, INC.     | |  ||  |                     |               ||
   |  | Common Stock: 66,000      |      |                           | |  ||  |      FLORIDA        |               ||
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  |      RECORDS        |===============||
   |  |                           |      | ------------  Shares      |--  ||  |   ADMINISTRATOR,    |
   |  |                           |      |                           | |  ||  |        INC          |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $158,070,003 |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE INVESTMENT   |      |    LANDMARK FINANCIAL     | |  ||  |                     |
   |  |   SERVICES CORPORATION    |      |        SERVICES OF        | |  ||  |                     |
   |  |                           |      |       NEW YORK, INC.      | |  ||  |                     |
   |  | Common Stock: 5,000       |      |                           | |  ||  |                     |
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |  |                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |      OF OHIO, INC   |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $529,728     |      | NFIDAI-100% $10,100       | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE FINANCIAL    |      |     FINANCIAL HORIZONS    | |  ||  |                     |
   |  |       ASSIGNMENT          |      |      SECURITIES CORP.     | |  ||  |                     |
   |  |        COMPANY            |      |                           | |  ||  |                     |
   |  |                           |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |--|                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |   OF OKLAHOMA, INC  |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  |                           |      |               ----        | |  ||  |                     |
   |  | NW Life-100%              |      | NFIDAI-100% $153,000      | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |        NATIONWIDE         |      |   AFFILIATE AGENCY, INC.  | |  ||  |                     |
   |  |       PROPERTIES, LTD.    |      |                           | |  ||  |                     |
   |  |                           |      |                           | |  ||  |                     |
   |  | Units:                    |      | Common Stock: 100         | |  ||  | FINANCIAL HORIZONS  |
   |--| ------                    |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |    OF TEXAS, INC    |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  | NW Life-97.6%             |      |               ----        | |  ||  |                     |
   |  | NW Mutual-2.4%            |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  -----------------------------                                    |  ||
   |  |   NATIONWIDE COMMUNITY    |      ----------------------------- |  ||  -----------------------
   |  |   DEVELOPMENT CORP., LLC  |      |   NATIONWIDE FINANCIAL    | |  ||  |      AFFILIATE      |
   |  |                           |      | INSTITUTION DISTRIBUTORS  | |  ||  |      AGENCY OF      |
   |  | Units:                    |      |     INSURANCE AGENCY,     | |  ||  |      OHIO, INC      |
   |--| ------                    |      |       INC. OF MASS.       | |  ||  |                     |
   |  |                           |      |                           |--  ||  |Common Stock: 750    |
   |  |                           |      |Common Stock: 100 Shares   | |  ||--|------------  Shares |
   |  | NW Life-67%               |      |------------               | |      |                     |
   |  | NW Indemnity-33%          |      |                           | |      |                     |
   |  -----------------------------      |NFIDAI-100%                | |      |NFIDAI-100%          |
   |                                     ----------------------------- |      -----------------------
   |  -----------------------------      ----------------------------- |
   |  |   NATIONWIDE AFFORDABLE   |      |   NATIONWIDE FINANCIAL    | |
   |  |       HOUSING, LLC        |      | INSTITUTION DISTRIBUTORS  | |
   |  |                           |      |        AGENCY, INC.       | |
   |  |                           |      |       OF NEW MEXICO       |--
    --|                           |      |                           |
      |                           |      |Common Stock: 100 Shares   |
      |                           |      |------------               |
      | NW Life-45%               |      |                           |
      | NW Indemnity-45%          |      |NFIDAI-100%                |
      -----------------------------      -----------------------------

                                                                                                                           (Center)
                                                           NATIONWIDE(R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   COMMON STOCK:           CONTROL:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |             SHARES     COST           |
                                                  |             ------     ----           |
                                                  |CASUALTY     12,992,922 $1,344,787,854 |
                                                  |FIRE            649,510    118,038,022 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public-100%   |
                                                      |Class B      NW Corp-100%  |
                                                      ---------------|-------------
                                                                     |
-------------------------------------|-------------------------|--------------------------|-------------------------|------------
                                     |                         |                          |              -----------|------------
                         ------------|------------ ------------|------------ -------------|------------ |    GARTMORE GLOBAL     |
                         |  NATIONWIDE FINANCIAL | | NATIONWIDE FINANCIAL  | |PENSION ASSOCIATES, INC.| |    INVESTMENTS, INC.   |
                         |    SERVICES CAPITAL   | |SERVICES (BERMUDA) INC.| |Common Stock: 1,000     | |Common Stock:  958,750  |
                         |        TRUST II       | |Common Stock: 250,000  | |------------  Shares    | |-------------    Shares |
                         |                       | |------------- Shares   | |                        | |NFS-96%                 |
                         |                       | |              Cost     | |              Cost      | |Preferred Stock: 500,000|
                         |                       | |              ----     | |              ----      | |---------------  Shares |
                         | NFS-100%              | |NFS-100%   $13,500,000 | | NFS-100%     $2,839,392| |NFS-100%                |
                         ------------------------- ------------------------- -------------------------- ------------|-------------
                                                                                                                    |
--------------|-----------------------|--------------------------|                        |-------------------------|---------------
              |        ---------------|------------ -------------|------------ -----------|------------- -----------|-------------
              |        |THE 401(k) COMPANIES, INC.| |  NATIONWIDE RETIREMENT | |  GARTMORE S.A. CAPITAL| |    GARTMORE MORLEY    |
              |        |         (401(k))         | |   SOLUTIONS, INC. (NRS)| |     TRUST (GSA)       | |       FINANCIAL       |
              |        |                          | |Common Stock:  236,494  | |                       | |SERVICES, INC. (MORLEY)|
              |        |Common Stock:   Control   | |-------------  Shares   | |                       | |Common Stock:  82,343  |
              |        |-------------   -------   | |                        | |                       | |------------   Shares  |
              |        |Class A        Other-100% | |                        | |                       | |VILLANOVA CAPITAL, INC.|
              |        |Class B        NFSDI-90%  | |NFSDI-100%              | |DELAWARE BUSINESS TRUST| |-100%                  |
              |        --------|------------------- -------------|------------ -----------------|------- -----------|-------------
              |                |                                 |                              |                   |
              |                |                                 |                              |                   |------------|
              |                |                                 |                              |                                |
--------------|------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|  NATIONWIDE RETIREMENT  |    |   |   NATIONWIDE RETIREMENT  |  |  |NATIONWIDE RETIREMENT   |  |  |          GARTMORE        |  |
|   PLAN SERVICES, INC.   |    |   |SOLUTIONS, INC. OF ALABAMA|  |  |  SOLUTIONS, INC. OF    |  |  | INVESTORS SERVICES, INC. |  |
|                         |    |   |                          |  |  |      NEW MEXICO        |  |  |                          |  |
|Common Stock:  Control:  |    |   |Common Stock: 10,000      |  |  | Common Stock: 1,000    |  |  |Common Stock: 5           |  |
|-------------  --------  |    |   |------------- Shares      |--|--| ------------- Shares   |  |--|------------- Shares      |  |
|Class A          NFS-100%|    |   |              Cost        |  |  |               Cost     |  |  |              Cost        |  |
|Class B        NFSDI-100%|    |   |              ----        |  |  |               ----     |  |  |              ----        |  |
|                         |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |GSA-100%      $5,000      |  |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|    401(k) INVESTMENT    |    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE GLOBAL FUNDS |  |
|      SERVICES, INC.     |    |   |SOLUTIONS, INC. OF ARIZONA|  |  |  SOLUTIONS, INC. OF    |  |  |                          |  |
|                         |    |   |                          |  |  |      SO. DAKOTA        |  |  |                          |  |
|Common Stock: 1,000,000  |    |   |Common Stock: 1,000       |  |  | Common Stock: 1,000    |  |  |                          |  |
|------------  Shares     |----|   |------------- Shares      |--|--| ------------- Shares   |  |==|     LUXEMBOURG SICAV     |  |--
|                         |    |   |              Cost        |  |  |               Cost     |  |  |                          |  |
|               Cost      |    |   |              ----        |  |  |               ----     |  |  |                          |  |
|               ----      |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |                          |  |
|401(k)-100%    $7,800    |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |                                 |                              |                                |
                               |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |   |   NATIONWIDE RETIREMENT  |  |  | NATIONWIDE RETIREMENT  |  |  |   GARTMORE DISTRIBUTION  |  |
|    401(k) INVESTMENT    |    |   |    SOLUTIONS, INC. OF    |  |  |    SOLUTIONS, INC.     |  |  |      SERVICES, INC.      |  |
|      ADVISORS, INC.     |    |   |         ARKANSAS         |  |  |       OF WYOMING       |  |  |                          |  |
|                         |    |   |Common Stock: 50,000      |-----|Common Stock: 500 Shares|  |--|Common Stock: 10,000      |  |--
|Common Stock:  1,000     |    |   |------------- Shares      |  |  |-------------           |  |  |------------- Shares      |  |
|------------   Shares    |----|   |              Cost        |  |  |              Cost      |  |  |              Cost        |  |
|                         |    |   |              ----        |  |  |              ----      |  |  |              ----        |  |
|               Cost      |    |   |NRS-100%      $500        |  |  |NRS-100%      $500      |  |  |GSA-100%      $146,653    |  |
|               ----      |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|401(k)-100%    $1,000    |    |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |  |  |   CORVIANT CORPORATION   |  |
---------------------------    |   |      SOLUTIONS, INS.     |  |  |     SOLUTIONS, INC.    |  |  |           (CC)           |  |
|   THE 401(k) COMPANY    |    |   |       AGENCY, INC.       |  |  |         OF OHIO        |  |  |Common Stock:      450,000|  |
|                         |    |   |Common Stock: 1,000       |  |  |                        |  |  |------------       Shares |  |
|Common Stock: 855,000    |    |   |------------- Shares      |--|==|                        |   --|Series A Preferred:250,000|  |--
|------------  Shares     |----|   |                          |  |  |                        |     |------------------ Shares |  |
|                         |    |   |              Cost        |  |  |                        |     |                   Cost   |  |
|              Cost       |    |   |              ----        |  |  |                        |     |                   ----   |  |
|              ----       |    |   |NRS-100%      $1,000      |  |  |                        |     |GSA-100%       $10,000,000|  |
|401(k)-100%   $1,000     |    |   ----------------------------  |  --------------------------     -----------------|----------  |
---------------------------    |                                 |                                                  |            |
                               |   ----------------------------  |  --------------------------     -----------------|----------  |
---------------------------    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |     | VILLANOVA SECURITIES, LLC|  |
|                         |    |   |SOLUTIONS, INC. OF MONTANA|  |  |  SOLUTIONS, INC. OF    |     |                          |  |
|                         |    |   |                          |  |  |        OKLAHOMA        |     |                          |  |
|  RIVERVIEW AGENCY, INC. |    |   |Common Stock: 500         |  |  |                        |     |                          |  |
|                         |====|   |------------- Shares      |--|==|                        |     |                          |   --
|                         |        |              Cost        |  |  |                        |     |                          |
|                         |        |              ----        |  |  |                        |     |                          |
|                         |        |NRS-100%      $500        |  |  |                        |     |CC-100%                   |
---------------------------        ----------------------------  |  --------------------------     ----------------------------
                                                                 |
                                   ----------------------------  |  --------------------------
                                   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |
                                   | SOLUTIONS, INC. OF NEVADA|  |  |     SOLUTIONS, INC.    |
                                   |                          |  |  |        OF TEXAS        |
                                   |Common Stock: 1,000       |-- ==|                        |
                                   |------------- Shares      |     |                        |
                                   |              Cost        |     |                        |
                                   |              ----        |     |                        |
                                   |NRS-100%      $1,000      |     |                        |
                                   ----------------------------     --------------------------

                                                                                                                            (Right)
















-------------------------------------------------------|--------------------------------------|
                                                       |                                      |
                                                       |                                      |
                                                       |                                      |
                                                       |                                      |
                        |                              |                                      |
                        |                              |                                      |
                        |                              |                                      |
                        |                              |                                      |
         ---------------|--------------   -------------|-----------------        -------------|--------------
         |     NATIONWIDE GLOBAL      |   |       GATES MCDONALD        |        |        NATIONWIDE        |
         |    HOLDINGS, INC. (NGH)    |   |      & COMPANY (GATES)      |        |HEALTH PLANS, INC. (NHP)  |
         |                            |   |                             |        |                          |
         |Common Stock:   1 Share     | --|Common Stock:  254 Shares    |    |---|Common Stock:  100 Shares |
         |------------                | | |------------                 |    |   |------------              |
         |               Cost         | | |               Cost          |    |   |               Cost       |
         |               ----         | | |               ----          |    |   |               ----       |
         |NW Corp.-100%  $794,465,454 | | |NW Corp.-100%  $25,683,532   |    |   |                          |
         |                            | | |------------------------------    |   |NW Corp.-100%  $19,103,732|
         |(See Page 3)                | | |                                  |   ----------------------------
-----------------------|--------------- | |------------------------------    |   ----------------------------
         --------------|--------------- | |  MEDPROSOLUTIONS, INC.      |    |   |    NATIONWIDE MANAGEMENT |
         |     EAGLE ACQUISITION      | | |                             |    |   |        SYSTEMS, INC.     |
         |       CORPORATION          | |-|               Cost          |    |   |                          |
         |NFS-100%                    | | |               ----          |    |---|Common Stock:  100 Shares |
         ------------------------------ | |Gates-100%     $6,700,000    |    |   |-------------             |
         ------------------------------ | |                             |    |   |               Cost       |
         |    GARTMORE MUTUAL FUND    | | |                             |    |   |               ----       |
         |       CAPITAL TRUST        | | -------------------------------    |   |NHP Inc.-100%  $25,149    |
----|----|                            | |                                    |   ----------------------------
    |    |                            | | |------------------------------    |   ----------------------------
    |    |                            | | |     GATES MCDONALD &        |    |   |         NATIONWIDE       |
    |    |                            | | | COMPANY OF NEW YORK, INC.   |    |   |        AGENCY, INC.      |
    |    |                            | --|                             |    |   |                          |
    |    |                            | | |Common Stock:  3 Shares      |    |---|Common Stock:  100 Shares |
    |    |   DELAWARE BUSINESS TRUST  | | |------------                 |        |------------              |
    |    ------------------------------ | |               Cost          |        |               Cost       |
    |                                   | |               ----          |        |               ----       |
    |    ------------------------------ | |Gates-100%     $106,947      |        |NHP Inc.-99%   $116,077   |
    |    |        NORTHPOINTE         | | -------------------------------        ----------------------------
    |    |        CAPITAL LLC         | |
    |    |                            | | -------------------------------
    |----|                            | | |      GATES MCDONALD &       |
         |                            | | |     COMPANY OF NEVADA       |
         |                            | --|                             |
         |                            | | |Common Stock:  40 Shares     |
         |VILLANOVA CAPITAL, INC.-65% | | |------------                 |
         ------------------------------ | |               Cost          |
                                        | |               ----          |
                                        | |Gates-100%     $93,750       |
                                        | -------------------------------
                                        |
                                        | -------------------------------
                                        | |       GATES MCDONALD        |
                                        | |      HEALTH PLUS, INC.      |
                                        --|                             |
                                        | |Common Stock:  200 Shares    |
                                        | |------------                 |
                                        | |               Cost          |
                                        | |               ----          |
                                        | |Gates-100%     $2,000,000    |
                                        | -------------------------------
                                        |
                                        | -------------------------------
                                        | |NEVADA INDEPENDENT COMPANIES-|
                                        | |MANUFACTURING TRANSPORTATION |
                                        | |       AND DISTRIBUTION      |
                                        --|                             |
                                        | |Common Stock:  1,000 Shares  |
                                        | |------------                 |
                                        | |Gates-100%                   |
                                        | -------------------------------
                                        |
                                        | -------------------------------
                                        | |      NEVADA INDEPENDENT     |
                                        | |     COMPANIES-HEALTH AND    |
                                        --|           NONPROFIT         |
                                        | |Common Stock:  1,000 Shares  |
                                        | |------------                 |
                                        | |                             |
                                        | |Gates-100%                   |
                                        | -------------------------------
                                        |
                                        | -------------------------------
                                        | |     NEVADA INDEPENDENT      |
                                        | |   COMPANIES-CONSTRUCTION    |
                                        --|                             |
                                        | |Common Stock:  1,000 Shares  |
         ------------------------------ | |------------                 |
         | GARTMORE MORLEY CAPITAL    | | |                             |
         |         MANAGEMENT         | | |Gates-100%                   |
         |                            | | -------------------------------
---------|Common Stock:  500 Shares   | |
         |-------------               | | -------------------------------
         |                Cost        | | |     NEVADA INDEPENDENT      |
         |                ----        | | | COMPANIES-HOSPITALITY AND   |       Subsidiary Companies      -- Solid Line
         |Morley-100%     $5,000      | --|         ENTERTAINMENT       |       Contractual Association   -- Double Line
         ------------------------------   |                             |       Limited Liability Company -- Dotted Line
                                          |Common Stock:  1,000 Shares  |
         ------------------------------   |------------                 |
         |     UNION BOND & TRUST     |   |                             |
         |           COMPANY          |   |Gates-100%                   |       December 31, 2001
         |                            |   -------------------------------
---------|Common Stock:  2,000 Shares |
         |------------                |
         |               Cost         |                                                                             Page 2
         |               ----         |
         |Morley-100%    $50,000      |
         ------------------------------
                      |
         ----------------------------
         |    GARTMORE MORLEY &     |
         |     ASSOCIATES, INC.     |
         |                          |
         |Common Stock: 3,500       |
---------|------------- Shares      |
         |              Cost        |
         |              ----        |
         |Morley-100%   $1,000      |
         ----------------------------





                                                                                                                         (Left side)































                      |--------------------------------------------|------------------------------------------|---------------------
                      |                                            |                                          |
      ----------------|---------------            -----------------|-----------------       ------------------|----------------
      |     GARTMORE GLOBAL ASSET    |            |   NATIONWIDE GLOBAL, LIMITED    |       |                NGH              |
      |       MANAGEMENT TRUST       |            |                                 |       |          NETHERLANDS B.V.       |
      |          (GGAMT)             |            | Common Stock: 20,343,752 Shares |       | Common Stock:       40 Shares   |
      |                              |            | -------------       Shares      |       | -------------                   |
      |                              |            |                     ------      |       |                     Cost        |
      |                              |            |  NGH                20,343,751  |       |                     -----       |
      | NGH - 100%                   |            |  LUX SA             1           |       | NGH - 100%          NLG 52,500  |
      ----------------|---------------            -----------------------------------       -----------------------------------
                      |
                      |                 |--------------------------|--------------------|-------------------------------------------
                      |                 |                          |                    |
      ----------------|---------------  |         -----------------|-----------------   |   -----------------------------------
      |       NATIONWIDE ASSET       |  |         |      GARTMORE INVESTMENT        |   |   |          GARTMORE FUND          |
      |   MANAGEMENT HOLDINGS, LTD.  |  |         |         SERVICES LTD.           |   |   |          MANAGERS LTD.          |
      |           (NAMHL)            |  |    |----|             (GISL)              |   |---|             (GFM)               |
      |                              |  |    |    |                                 |   |   |                                 |
      |                              |  |    |    | GIM - 80%                       |   |   | GIM - 99.99%                    |
      | GGAMT - 100%                 |  |    |    | GNL - 20%                       |   |   | GSL - .01%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |     NATIONWIDE UK ASSET      |  |    |    |       GARTMORE INVESTMENT       |   |   |                                 |
      |  MANAGEMENT HOLDINGS, LTD.   |  |    |    |         SERVICES GMBH           |   |   |       FENPLACE LIMITED          |
      |          (NUKAMHL)           |  |    |----|                                 |   |---|                                 |
      |                              |  |    |    |                                 |   |   |                                 |
      | NAMHL - 100%                 |  |    |    | GISL - 100%                     |   |   | GFM - 100%                      |
      ----------------|---------------  |    |    -----------------------------------   |   -----------------------------------
                      |                 |    |                                          |
                      |                 |    |                                          |
                      |                 |    |                                          |
      ----------------|---------------  |    |    -----------------------------------   |
      |   NATIONWIDE UK HOLDING      |  |    |    |      GARTMORE FUND MANAGERS     |   |
      |       COMPANY, LTD.          |  |    |    |       INTERNATIONAL LIMITED     |   |
      |          (NUKHCL)            |  |    |    |              (GFMI)             |   |
      |                              |  |    |----|                                 |   |
      |                              |  |    |    | GISL - 99.99%                   |   |
      | NUKAMHL - 96.1%              |  |    |    | GSL - .01%                      |   |
      ----------------|---------------  |    |    -----------------|-----------------   |
                      |                 |    |                     |                    |
                      |                 |    |                     |                    |
                      |                 |    |                     |                    |
      ----------------|---------------  |    |    -----------------|-----------------   |   -----------------------------------
      |     ASSET MANAGEMENT         |  |    |    |      GARTMORE SECRETARIES       |   |   |    GARTMORE SECURITIES LTD.     |
      |       HOLDINGS PLC           |  |    |    |          (JERSEY) LTD.          |   |   |               (GSL)             |
      |          (AMH)               |  |    |    |                                 |   |   |                                 |
      |                              |  |    |----| GFMI - 94%                      |   |---|                                 |
      |                              |  |         | GSL - 3%                        |       | GIM - 99.99%                    |
      | NUKHCL - 100%                |  |         | GIM - 3%                        |       | GNL - .01%                      |
      ----------------|---------------  |         -----------------------------------       -----------------------------------
                      |                 |
                      |                 |
                      |                 |
      ----------------|---------------  |
      |    GARTMORE INVESTMENT       |  |
      |       MANAGEMENT PLC         |  |
      |          (GIM)               |  |
      |                              |--|
      | AMH - 99.99%                 |
      | GNL - .01%                   |
      --------------------------------

                                                                                                                            (Center)
                                                          NATIONWIDE(R)

                         ---------------------------------             ----------------------------------
                         |       NATIONWIDE MUTUAL       |             |        NATIONWIDE MUTUAL       |
                         |       INSURANCE COMPANY       |=============|     FIRE INSURANCE COMPANY     |
                         |           (CASUALTY)          |     |       |            (FIRE)              |
                         ---------------------------------     |       ----------------------------------
                                                               |
                                                               |
                                           --------------------|--------------------
                                           |   NATIONWIDE CORPORATION (NW CORP)    |
                                           |        COMMON STOCK:    CONTROL:      |
                                           |        -------------    --------      |
                                           |           13,642,432       100%       |
                                           |             SHARES          COST      |
                                           |             ------          ----      |
                                           | CASUALTY  12,992,922   $1,344,787,854 |
                                           | FIRE         649,510      118,038,022 |
                                           --------------------|--------------------
                                                               |
                                                ---------------|----------------
                                                |      NATIONWIDE GLOBAL       |
                                                |     HOLDINGS, INC. (NGH)     |
                                                |  Common Stock:   1 Share     |
                                                |  -------------               |
                                                |                              |
                                                |                Cost          |
                                                |                ----          |
                                                | NW Corp.-100%  $749,465,454  |
                                                ---------------|----------------
                                                               |
---------------------------------------|-----------------------|------------------------|-------------------------------------------
                                       |                                                |
                        ---------------|----------------                ----------------|---------------
                        |          NATIONWIDE          |                |       NATIONWIDE GLOBAL      |
                        |      SERVICES SP. ZO.O.      |                |          JAPAN, INC.         |
                        | Common Stock:    80 Shares   |                | Common Stock:   100 Shares   |
                        | ------------                 |                | -------------                |
                        |                  Cost        |                |                     Cost     |
                        |                  ----        |                |                     ----     |
                        | NGH - 100%       4,000 PLN   |                | NGH - 100%          $100     |
                        --------------------------------                --------------------------------

----------------|-----------------------------------------------|-------------------------------------------------------------------
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |  GARTMORE INVESTMENT LTD.    |        |       |    DAMIAN SECURITIES LTD.    |
                |       |           (GIL)              |        |       |                              |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 50%                    |
                |       | GNL - 50%                    |        |       | GSL - 50%                    |
                |       ---------------|----------------        |       --------------------------------
                |                      |                        |
                |                      |                        |
                |       ---------------|----------------        |       --------------------------------
                |       |       GARTMORE JAPAN         |        |       |    GARTMORE NOMINEES LTD.    |
                |       |          LIMITED             |        |       |             (GNL)            |
                |       |                              |        |-------|                              |
                |       | GIL - 100%                   |        |       | GIM - 99.99%                 |
                |       |                              |        |       | GSL - .01%                   |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |     GARTMORE 1990 LTD.       |        |       |    GARTMORE PENSION FUND     |
                |       |     (GENERAL PARTNER)        |        |       |        TRUSTEES, LTD.        |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99%                    |
                |       | GSL - 50%                    |        |       | GSL - 1%                     |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |    GARTMORE INDOSUEZ UK      |        |       |       GIL NOMINEES LTD.      |
                |       |  RECOVERY FUND (G.P.) LTD.   |        |       |                              |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 50%                    |
                |       | GNL - 50%                    |        |       | GSL - 50%                    |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |
                |       |  GARTMORE 1990 TRUSTEE LTD.  |        |
                |       |    (GENERAL PARTNER)         |        |
                |-------|                              |        |
                        | GIM - 50%                    |
                        | GSL - 50%                    |
                        --------------------------------

                                                                                                                      (Right side)































------------------|---------|-----------------|------------------------------------|
                  |         |                 |                                    |
   ---------------|-------- | ----------------|----------------   -----------------|---------------
   |   NATIONWIDE GLOBAL  | | |    NATIONWIDE TOWARZYSTWO     |   |   NATIONWIDE GLOBAL HOLDINGS, |
   |     FINANCE, LLC     | | |   UBEZPIECZEN NA ZYCIE SA     |   |    INC. - LUXEMBOURG BRANCH   |
   |                      | | |                               |   |            (BRANCH)           |
   | Single Member Limited| | | Common Stock: 1,952,000 Shares|   |                               |
   |    Liability Company | | | ------------                  |   |                               |
   |                      | | |                               |   |                               |
   | NGH - 100%           | | | NGH - 100%                    |   | Endowment Capital - $1,000,000|
   ------------------------ | ----------------|----------------   -----------------|---------------
                            |                 |                                    |
-|                          |                 |                                    |
 |                          |                 |                                    |
 |                          | ----------------|----------------   ---------------------------------
 |                          | |     NATIONWIDE FINANCIAL      |   |      NGH LUXEMBOURG S.A.      |
 |                          | |           SP. 2 O.O.          |   |            (LUX SA)           |
 |                          | |                               |   |                               |
 |                          | |                               | |-|Common Stock:    5,894 Shares  |
 |                          | | Common Stock: 40,950 Shares   | | |------------                   |
 |                          | | ------------                  | | |                 Cost          |
 |                          | |                               | | |                 -----         |
 |                          | | NGH - 100%                    | | |BRANCH-99.98%      115,470,723 |
 |                          | |                               | | |                   EURO        |
 |                          | --------------------------------- | ---------------------------------
 |                          |                                   |
 |                          |                                   |
 |                          | --------------------------------- | ---------------------------------
 |                          | |        SIAM AR-NA-KHET        | | |         NGH UK, LTD.          |
 |                          | |      COMPANY LTD. (SIAM)      | | |                               |
 |                          |-|                               | |-|                               |
 |                          | |                               | | |                               |
 |                          | | NGH - 48.99%                  | | | LUX SA - 100%                 |
 |                          | ----------------|---------------- | ---------------------------------
 |                          |                 |                 |
 |                          |                 |                 |
 | ------------------------ | ----------------|---------------- | ---------------------------------  -------------------------------
 | |   GARTMORE CAPITAL   | | |   NATIONWIDE LIFE ASSURANCE   | | |  NATIONWIDE GLOBAL HOLDINGS   |  |NATIONWIDE HOLDINGS SA (NHSA)|
 | |    MANAGEMENT LTD.   | | |          COMPANY LTD.         | | |  - NGH BRASIL PARTICIPACOES   |  |                             |
 | |         (GCM)        | | |                               | | |      LTDA (NGH BRASIL)        |  |                             |
 |-|                      | | |                               | |-|                               |  |       Shares      Cost      |
 | |                      | | |                               | | |         Shares     Cost       |--|       ------      ----      |
 | |                      | | |                               | | |         ------     -----      |  |NGH                          |
 | | GIM - 99.99%         | | | NGH - 24.3%                   | | | LUX SA  6,164,899  R6,164,889 |  |BRASIL 42,900,999 R42,900,999|
 | | GSL - .01%           | | | SIAM - 37.7%                  | | | NGH     1          R1         |  |LUX SA 1          R1         |
 |  ------------------------| --------------------------------- | -----------------|---------------  ---------------|---------------
 |                          |                                   |                  |                                |
 |                          |                                   |                  |                                |
 |  ------------------------| --------------------------------- | -----------------|---------------  ---------------|---------------
 | |  GARTMORE U.S. LTD,  | | |    SBSC LTD (THAILAND)        | | |   NATIONWIDE SEGURADORA S.A.  |  |  DINAMICA PARTICIPACOES SA  |
 | |         (GUS)        | | |                               | | |                               |  |           (DPSA)            |
 | |                      | | |                               | | |         Shares     Cost       |  |       Shares      Cost      |
 --|                      | | | Common Stock:  24,500 Shares  | | |         ------     -----      |  |       ------      ----      |
 | |                      | |-| ------------                  | | | NGH                           |  |NHSA  132,522,386 R14,723,256|
 | |                      |   |                               | | | BRASIL  9,999,999  R9,999,999 |  |NGH                          |
 | | GCM - 100%           |   | NGH - .01%                    | | | LUX SA  1          R1         |  | BRASIL 1         R1,472     |
 | ------------------------   | SIAM - 48.98%                 | | ---------------------------------  ---------------|---------------
 |                            --------------------------------- |                                                   |
 |                                                              |                                                   |
 |--------------------------  --------------------------------- |                                    ---------------|---------------
 ||GARTMORE GLOBAL PARTNERS | |        PANEUROLIFE (PEL)      | |                                    |  NATIONWIDE MARITIMA VIDA e |
 || (GENERAL PARTNER)       | |                               | |                                    |        PREVIDENCIA SA       |
 ||                         | | Common Stock: 1,300,000 Shares| |                                    | Common Stock:   134,822,225 |
 -|                         | | -------------   Cost          |--                                    | ------------    Shares      |
  | GUS - 50%               | |                 ----          |                                      |                             |
  | GSL - 50%               | | LUX SA - 100%   3,817,832,685 |                                      |                 Cost        |
  ------------------------- | | LUF                           |                                      |                 ----        |
                              -----------------|---------------                                      | DSPA - 86.4%    R14,128,512 |
                                               |                                                     -------------------------------
                                               |
                              -----------------|---------------
                              |           VERTBOIS, SA        |
                              |                               |
                              |                               |
                              |                               |
                              | PEL - 99.99%                  |
                              | LUX SA - .01%                 |
                              ---------------------------------                         Subsidiary Companies--
                                                                                        Contractual Association--
                                                                                        Limited Liability Company--

                                                                                        December 31, 2001

Item 27.      NUMBER OF CONTRACT OWNERS


              The number of contract owners of Qualified and Non-Qualified contracts as of February 15, 2002 was 6,653 and 10,468 respectively.


Item 28.      INDEMNIFICATION

              Provision is made in the Company's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER


              (a)(1) Nationwide Investment Services Corporation ("NISC") acts as principal underwriter and general distributor for the Nationwide Multi-Flex Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-7, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, and Nationwide VLI Separate Account-5 all of which are separate investment accounts of Nationwide or its affiliates.


              (a)(2) Waddell & Reed, Inc. serves as principal underwriter and general distributor for the Nationwide Variable Account-9, Nationwide VA Separate Account-D and Nationwide VLI Separate Account- 5. In addition Waddell & Reed, Inc. serves as principal underwriter and general distributor for the:

                     Waddell & Reed Advisors Funds
                      Waddell & Reed Advisors Funds, Inc.
                          Waddell & Reed Advisors Accumulative Fund
                          Waddell & Reed Advisors Bond Fund

                          Waddell & Reed Advisors Core Investment Fund

                          Waddell & Reed Advisors Science and Technology Fund
                      Waddell & Reed Advisors Asset Strategy Fund, Inc. Waddell & Reed Advisors Cash Management, Inc.
                      Waddell & Reed Advisors Continental Income Fund, Inc.

                      Waddell & Reed Advisors Global Bond Fund, Inc.

                      Waddell & Reed Advisors Government Securities Fund, Inc. Waddell & Reed Advisors High Income Fund, Inc.
                      Waddell & Reed Advisors International Growth Fund, Inc. Waddell & Reed Advisors Municipal Bond Fund, Inc. Waddell & Reed Advisors Municipal High Income Fund, Inc.

                       Waddell & Reed Advisors New Concepts Fund, Inc. Waddell & Reed Advisors Retirement Shares, Inc. Waddell & Reed Advisors Small Cap Fund, Inc.
                       Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.

                       Waddell & Reed Advisors Value Fund, Inc.

                       Waddell & Reed Advisors Vanguard Fund, Inc.
                W&R  Funds, Inc.
                       Asset Strategy Fund

                       Core Equity Fund


                       High Income Fund
                       International Growth Fund
                       Large Cap Growth Fund
                       Limited-Term Bond Fund
                       Mid Cap Growth Fund
                       Money Market Fund
                       Municipal Bond Fund
                       Science and Technology Fund
                       Small Cap Growth Fund
                       Tax-Managed Equity Fund
                W&R Target Funds, Inc.
                       Asset Strategy Portfolio
                       Balanced Portfolio
                       Bond Portfolio

                       Core Equity Portfolio

                       Growth Portfolio
                       High Income Portfolio
                       International Portfolio

                       Limited-Term Bond Portfolio
                       Money Market Portfolio

                       Science and Technology Portfolio
                       Small Cap Portfolio
                       Value Portfolio.

(b)(1)   NATIONWIDE INVESTMENT SERVICES CORPORATION DIRECTORS AND OFFICERS


         Joseph J. Gasper, Director and Chairman of the Board
         Richard A. Karas, Director and Vice Chairman
         Mark A. Thresher, Director and Senior Vice President and Treasurer Duane C. Meek, President
         Robert A. Oakley, Executive Vice President-Chief Financial Officer Robert J. Woodward, Jr., Executive Vice President-Chief Investment Officer
         Barbara J. Shane, Vice President-Compliance Officer
         Alan A. Todryk, Vice President-Taxation
         Carol L. Dove, Associate Vice President-Treasury Services and Assistant Treasurer
         Glenn W. Soden, Associate Vice President and Secretary
         John F. Delaloye, Assistant Secretary
         E. Gary Berndt, Assistant Treasurer
         Terry C. Smetzer, Assistant Treasurer

         The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
         One Nationwide Plaza
         Columbus, Ohio 43215


(b)(2)   WADDELL & REED, INC. DIRECTORS AND OFFICERS


         Keith A. Tucker, Director and Chairman of the Board
         Henry J. Hermann, Director
         Robert J. Williams, Executive Vice President and National Sales
         Manager
         Thomas W. Butch, Executive Vice President and Chief Marketing Officer Daniel C. Schulte, Senior Vice President, Secretary and Chief Legal Officer
         Michael D. Strohm, Director, President, Chief Executive Officer, and Chief Financial Officer
         John E. Sundeen, Jr., Senior Vice President and Treasurer

         The business address of Waddell & Reed, Inc. is:
         6300 Lamar Avenue
         Overland Park, Kansas 66202

              (c)(1)
NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                               DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                               COMMISSIONS              ANNUITIZATION
Nationwide Investment          N/A                      N/A                     N/A                N/A
Services Corporation

              (c)(2)
NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                               DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                               COMMISSIONS              ANNUITIZATION
Waddell & Reed, Inc.           N/A                      N/A                     N/A                N/A

Item 30.      LOCATION OF ACCOUNTS AND RECORDS

              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      MANAGEMENT SERVICES

              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any of the Contracts which are issued pursuant to Section 403(b) of the Code is issued by the Company through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Code.

              Nationwide represents that the fees and charges deducted under the Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-9:


We consent to use of our reports for Nationwide Variable Account-9 dated February 20, 2002 and for Nationwide Life Insurance Company dated January 29, 2002 included herein, and to the reference to our firm under the heading "Services" in the Statement of Additional Information (File No. 333-52579).


KPMG LLP

Columbus, Ohio

April 22, 2002

                                   SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-9, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 25th day of April, 2002.


                                     NATIONWIDE VARIABLE ACCOUNT-9
                         -----------------------------------------------------
                                                (Registrant)

                                   NATIONWIDE LIFE INSURANCE COMPANY
                         -----------------------------------------------------
                                             (Depositor)


                                       By/s/STEVEN SAVINI, ESQ.
                         -----------------------------------------------------
                                         Steven Savini, Esq.


As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 25th day of April, 2002.


               SIGNATURE                                   TITLE
W. G. JURGENSEN                             Director and Chief Executive Officer
----------------------------------------
W. G. Jurgensen

JOSEPH J. GASPER                                 Director and President and
----------------------------------------          Chief Operating Officer
Joseph J. Gasper

MICHAEL S. HELFER                                  Director and Executive
----------------------------------------     Vice President-Corporate Strategy
Michael S. Helfer

DONNA A. JAMES                                  Director and Executive Vice
----------------------------------------   President-Chief Administrative Officer
Donna A. James

ROBERT A. OAKLEY                                Director and Executive Vice
----------------------------------------     President-Chief Financial Officer
Robert A. Oakley

ROBERT A. WOODWARD, JR                          Director and Executive Vice
----------------------------------------     President-Chief Investment Officer
Robert A. Woodward, Jr.

Galen R. Barnes                                           Director
----------------------------------------
Galen R. Barnes

                                                                                                  By /s/ STEVEN SAVINI
                                                                                     ---------------------------------------------
                                                                                                      Steven Savini
                                                                                                    Attorney-in-Fact
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